UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Emerging Markets Equity ETF	BBEM	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca, Inc.
JPMorgan Carbon Transition U.S. Equity ETF	JCTR	NYSE Arca, Inc.
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca, Inc.
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca, Inc.
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca, Inc.
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca, Inc.
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2024	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2024 (Unaudited)
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period. However, prices for developed market equities fell in April 2024, while emerging markets equity rose slightly.
By the start of November 2023, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,100 and 5,200 points in March 2024.
The S&P 500 Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in early 2024 and the remaining five companies accounted for 74% of the S&P 500 Index’s return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed broader equity markets. Equity prices in China recovered somewhat as the government adopted new economic stimulus measures to counter slower consumer spending and long-standing weakness in the country’s property sector.
For the six months ended April 30, 2024, the S&P 500 Index returned 20.98%, the MSCI World Index returned 20.29%, MSCI EAFE Index returned 18.63% and the MSCI Emerging Markets Index returned 15.40%.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders Canada ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	18.03%
Market Price **	18.11%
Morningstar® Canada Target Market Exposure IndexSM (net total return)	18.31%
Net Assets as of 4/30/2024	$6,960,812,129
Fund Ticker	BBCA
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index, which consists of stocks traded primarily on the Toronto Stock Exchange. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024 and performed in line with the Underlying Index, before considering the effects of differences in the timing of foreign exchange rate calculations, operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the financials and information technology sectors were leading contributors to absolute performance, while their exposures to the communication services and health care sectors were sole sector detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and energy sectors and their smallest allocations were to the health care and real estate sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Royal Bank of Canada (Canada)	7.1%
2.	Toronto-Dominion Bank (The) (Canada)	5.5
3.	Shopify, Inc., Class A (Canada)	4.2
4.	Canadian Natural Resources Ltd. (Canada)	4.2
5.	Enbridge, Inc. (Canada)	4.0
6.	Canadian Pacific Kansas City Ltd. (Canada)	3.8
7.	Canadian National Railway Co. (Canada)	3.4
8.	Bank of Montreal (Canada)	3.3
9.	Brookfield Corp. (Canada)	3.0
10.	Bank of Nova Scotia (The) (Canada)	2.9

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Financials	34.8%
Energy	18.2
Industrials	13.7
Materials	10.4
Information Technology	8.6
Consumer Staples	4.5
Consumer Discretionary	3.6
Utilities	2.6
Communication Services	1.8
Others (each less than 1.0%)	0.5
Short-Term Investments	1.3

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $64.30 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

April 30, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders Canada ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $64.36.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	18.03%	7.64%	8.11%	7.39%
Market Price		18.11	7.63	8.12	7.40

*	Not annualized.
LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on August 7, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM (net total return) from August 7, 2018 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the
Canada equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	9.60%
Market Price **	9.56%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)	11.52%
Net Assets as of 4/30/2024	$4,469,759,510
Fund Ticker	BBAX
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the financials and materials sectors were leading contributors to absolute performance, while their exposures to the energy sector were the sole sector detractors from absolute performance.
By country or region, the Fund’s and the Underlying Index’s exposures to Australia and Singapore were leading contributors to absolute performance, while their exposures to Hong Kong were the sole detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and materials sectors and their smallest allocations were to the information technology and communication services sectors. The Fund’s and the Underlying Index’s largest allocations by country or region were to Australia and Hong Kong and their smallest allocations were to New Zealand and Singapore.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	BHP Group Ltd. (Australia)	8.2%
2.	Commonwealth Bank of Australia (Australia)	7.3
3.	CSL Ltd.	5.1
4.	AIA Group Ltd. (Hong Kong)	4.9
5.	National Australia Bank Ltd. (Australia)	4.0
6.	Westpac Banking Corp. (Australia)	3.4
7.	ANZ Group Holdings Ltd. (Australia)	3.2
8.	DBS Group Holdings Ltd. (Singapore)	3.0
9.	Wesfarmers Ltd. (Australia)	2.9
10.	Macquarie Group Ltd. (Australia)	2.7

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Australia	62.7%
Hong Kong	15.7
Singapore	10.8
United States	6.0
New Zealand	1.9
China	1.1
Others (each less than 1.0%)	1.7
Short-Term Investments	0.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $46.76 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

6	J.P. Morgan Exchange-Traded Funds	April 30, 2024

the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $46.73.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Net Asset Value	August 7, 2018	9.60%	(1.66)%	2.53%	2.86%
Market Price		9.56	(1.96)	2.47	2.84

*	Not annualized.
LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on August 7, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) from August 7, 2018 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Asia Pacific ex-Japan equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	13.57%
Market Price **	12.91%
Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)	15.43%
Net Assets as of 4/30/2024	$574,939,352
Fund Ticker	BBEM
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free-float adjusted market capitalization-weighted index, which consists of equity securities from emerging countries. Using a "representative sampling" investment approach, the Fund chooses securities in an attempt to approximate the investment characteristics of the constituent securities of the Underlying Index.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive absolute return and performed in line with Underlying Index, before considering the effects of differences in the timing of foreign exchange rate calculations, operating expenses, fees and tax management of the Fund’s portfolio.
By sector, the Fund’s and the Underlying Index’s exposures to the information technology and financials sectors were leading contributors to absolute performance, while their exposures to the real estate and consumer staples sectors were the smallest contributors, and no sectors detracted from absolute performance.
By country, the Fund’s and the Underlying Index’s exposures to Taiwan and India were leading contributors to absolute performance, while their exposures to Thailand and Egypt were leading detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financials and information technology sectors and their smallest allocations were to the real estate and utilities sectors. The Fund’s and the Underlying Index’s largest country allocations were to China and India and their smallest allocations were to Egypt and the Czech Republic.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7.5%
2.	Samsung Electronics Co. Ltd. (South Korea)	3.7
3.	Tencent Holdings Ltd. (China)	3.5
4.	Alibaba Group Holding Ltd. (China)	2.1
5.	Reliance Industries Ltd. (India)	1.9
6.	HDFC Bank Ltd. (India)	1.3
7.	International Holding Co. PJSC (United Arab Emirates)	1.0
8.	PDD Holdings, Inc., ADR (China)	1.0
9.	Meituan (China)	1.0
10.	ICICI Bank Ltd. (India)	0.9

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	25.0%
India	20.3
Taiwan	16.7
South Korea	11.6
Brazil	4.5
Saudi Arabia	3.8
South Africa	2.5
United Arab Emirates	2.4
Mexico	2.1
Indonesia	1.9
Malaysia	1.6
Thailand	1.4
Others (each less than 1.0%)	4.9
Short-Term Investments	1.3

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

April 30, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.43 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $50.25.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2024

TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders Emerging Markets Equity ETF
Net Asset Value	May 10, 2023	13.57%	8.03%
Market Price		12.91	7.64

*	Not annualized.
LIFE OF FUND PERFORMANCE (5/10/23 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on May 10, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Emerging Markets Equity ETF and Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) from May 10, 2023 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) is a rules based, float market capitalization-weighted index designed to provide exposure to large-
and mid-cap stocks in emerging markets representing the top 85% of the investable universe by float-adjusted market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders Europe ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	18.18%
Market Price **	18.31%
Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)	19.27%
Net Assets as of 4/30/2024	$7,583,939,266
Fund Ticker	BBEU
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float, adjusted market capitalization-weighted index consisting of equity securities from developed European countries, including: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the U.K. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute performance for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the financials and industrials sectors were leading contributors to absolute performance, while their exposures to the real estate and utilities sectors were the smallest contributors, and no sectors detracted from absolute performance.
By country, the Fund’s and the Underlying Index’s exposures to the U.K. and France were leading contributors to absolute performance, while their exposures to Portugal and Norway were the smallest contributors, and no sector detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financials and health care sectors and their smallest allocations were to the real estate and communication services sectors. The Fund’s and the Underlying Index’s largest country allocations were to the U.K. and France and their smallest allocations were to Portugal and Austria.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	4.0%
2.	ASML Holding NV (Netherlands)	3.2
3.	Nestle SA (Registered)	2.5
4.	AstraZeneca plc (United Kingdom)	2.2
5.	Shell plc	2.1
6.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.0
7.	Novartis AG (Registered) (Switzerland)	1.8
8.	SAP SE (Germany)	1.8
9.	Roche Holding AG	1.5
10.	HSBC Holdings plc (United Kingdom)	1.5

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
United Kingdom	15.9%
France	14.6
United States	12.1
Germany	12.0
Switzerland	8.4
Netherlands	6.5
Denmark	5.7
Sweden	5.1
Italy	3.9
Spain	3.8
Finland	1.6
Belgium	1.2
Australia	1.2
Norway	1.0
Others (each less than 1.0%)	3.2
Short-Term Investments	3.8

12	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $57.87 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $57.98.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders Europe ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	18.18%	7.38%	6.95%	5.80%
Market Price		18.31	7.57	6.96	5.83

*	Not annualized.
LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on June 15, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) from June 15, 2018 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Europe equity markets.
Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.08%
Market Price **	16.56%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)	18.56%
Net Assets as of 4/30/2024	$3,980,814,171
Fund Ticker	BBIN
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market-capitalization weighted index, which consists of equity securities from developed countries or regions outside the U.S. and Canada. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the industrials and financials sectors were leading contributors to absolute performance, while their exposures to the consumer staples and utilities sectors were the smallest contributors, and no sector detracted from absolute performance.
By country, the Fund’s and the Underlying Index’s exposures to Japan and the U.K. were leading contributors to absolute performance, while their exposures to Hong Kong were the sole regional detractors from performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financials and industrials sectors, while their smallest allocations were to the real estate and utilities sectors. The Fund’s and the Underlying Index’s largest country allocations were to Japan and the U.K. and their smallest allocations were to Portugal and New
Zealand.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	2.6%
2.	ASML Holding NV (Netherlands)	2.0
3.	Toyota Motor Corp. (Japan)	1.6
4.	Nestle SA (Registered)	1.6
5.	AstraZeneca plc (United Kingdom)	1.4
6.	Shell plc	1.4
7.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.3
8.	Novartis AG (Registered) (Switzerland)	1.2
9.	SAP SE (Germany)	1.1
10.	Roche Holding AG	1.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	24.2%
United Kingdom	10.4
France	9.4
United States	8.4
Germany	7.7
Australia	7.1
Switzerland	5.4
Netherlands	4.2
Denmark	3.7
Sweden	3.3
Italy	2.5
Spain	2.5
Hong Kong	1.7
Singapore	1.2
Finland	1.0
Others (each less than 1.0%)	4.1
Short-Term Investments	3.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

April 30, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.20 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $58.16.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF
Net Asset Value	December 3, 2019	17.08%	8.85%	6.31%
Market Price		16.56	8.67	6.29

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/3/19 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on December 3, 2019.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) from December 3, 2019 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.37%
Market Price **	16.03%
Morningstar® Japan Target Market Exposure IndexSM (net total return)	19.75%
Net Assets as of 4/30/2024	$11,257,349,289
Fund Ticker	BBJP
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free-float adjusted, market capitalization-weighted index, which consists of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the consumer staples and utilities sectors were the smallest contributors, and no sectors detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and consumer discretionary sectors and their smallest allocations were to the energy and utilities sectors.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Toyota Motor Corp. (Japan)	6.7%
2.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.9
3.	Sony Group Corp. (Japan)	2.5
4.	Tokyo Electron Ltd. (Japan)	2.4
5.	Mitsubishi Corp. (Japan)	2.3
6.	Hitachi Ltd. (Japan)	2.1
7.	Keyence Corp. (Japan)	2.0
8.	Shin-Etsu Chemical Co. Ltd. (Japan)	1.9
9.	Sumitomo Mitsui Financial Group, Inc. (Japan)	1.8
10.	Mitsui & Co. Ltd. (Japan)	1.8

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Industrials	24.5%
Consumer Discretionary	19.5
Financials	13.5
Information Technology	13.2
Health Care	7.4
Communication Services	6.0
Consumer Staples	5.6
Materials	4.8
Real Estate	3.4
Utilities	1.1
Others (each less than 1.0%)	0.8
Short-Term Investments	0.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.40 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the

18	J.P. Morgan Exchange-Traded Funds	April 30, 2024

market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $55.34.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	17.37%	18.19%	6.00%	3.92%
Market Price		16.03	17.44	6.02	3.90

*	Not annualized.
LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on June 15, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM (net total return) from June 15, 2018 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® Japan Target Market Exposure IndexSM (net total return) is a rule based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Japanese equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	21.26%
Market Price **	21.21%
Morningstar® US Target Market Exposure IndexSM	21.24%
Net Assets as of 4/30/2024	$3,091,709,462
Fund Ticker	BBUS
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization-weighted index consisting of equity securities traded primarily in the U.S. The Underlying Index targets 85% of those stocks by market capitalization and primarily includes large- and mid-cap companies. Using a "passive" investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024 and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the information technology and financials sectors were leading contributors to absolute performance, while their exposures to the real estate and utilities sectors were the smallest contributors to absolute performance, and no sectors detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and financials sectors, while their smallest allocations were to the utilities and materials sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.5%
2.	Apple, Inc.	5.6
3.	NVIDIA Corp.	4.7
4.	Amazon.com, Inc.	3.7
5.	Alphabet, Inc., Class A	2.2
6.	Meta Platforms, Inc., Class A	2.2
7.	Alphabet, Inc., Class C	2.0
8.	Berkshire Hathaway, Inc., Class B	1.6
9.	Eli Lilly & Co.	1.5
10.	Broadcom, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Information Technology	28.9%
Financials	13.1
Health Care	12.0
Consumer Discretionary	10.1
Communication Services	9.1
Industrials	8.5
Consumer Staples	5.9
Energy	4.0
Materials	2.3
Utilities	2.3
Real Estate	2.2
Short-Term Investments	1.6

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $90.67 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

April 30, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $90.64.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value	March 12, 2019	21.26%	23.38%	13.05%	13.91%
Market Price		21.21	23.43	13.04	13.91

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/12/19 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on March 12, 2019.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float-adjusted market capitalization-weighted index which consists of stocks traded primarily on the U.S. stock exchanges. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	22.13%
Market Price **	22.22%
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM	22.15%
Net Assets as of 4/30/2024	$1,584,002,517
Fund Ticker	BBMC
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index consists of mid-cap equity securities traded primarily in the U.S. The Underlying Index targets those securities that fall between the 85th and 95th percentiles in market capitalization of the free float adjusted investable universe. Using a "passive" investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024 and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the communication services and utilities sectors were the smallest contributors to absolute performance, and no sectors detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and consumer discretionary sectors, while their smallest allocations were to communication services and utilities sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Super Micro Computer, Inc.	1.2%
2.	Vertiv Holdings Co., Class A	0.8
3.	Builders FirstSource, Inc.	0.6
4.	Axon Enterprise, Inc.	0.6
5.	Deckers Outdoor Corp.	0.6
6.	DraftKings, Inc., Class A	0.5
7.	Carlisle Cos., Inc.	0.5
8.	Williams-Sonoma, Inc.	0.5
9.	EMCOR Group, Inc.	0.5
10.	Reliance, Inc.	0.5

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Industrials	21.8%
Consumer Discretionary	14.1
Financials	13.4
Information Technology	11.8
Health Care	9.8
Materials	5.9
Real Estate	4.8
Energy	4.6
Consumer Staples	3.8
Utilities	2.3
Communication Services	1.9
Short-Term Investments	5.8

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $86.20 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

24	J.P. Morgan Exchange-Traded Funds	April 30, 2024

the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $86.26.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Net Asset Value	April 14, 2020	22.13%	17.11%	15.34%
Market Price		22.22	17.21	15.36

*	Not annualized.
LIFE OF FUND PERFORMANCE (4/14/20 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on April 14, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Mid Cap Target Market Exposure
Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	19.99%
Market Price **	20.26%
Morningstar® US Small Cap Target Market Exposure Extended IndexSM	19.94%
Net Assets as of 4/30/2024	$449,661,690
Fund Ticker	BBSC
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index primarily consists of small-cap equity securities primarily traded in the U.S. The Underlying Index targets those securities that fall between the 95th and 99th percentiles in market capitalization of the free float adjusted investable universe. Using a "passive" investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the industrials and health care sectors were leading contributors to absolute performance, while their exposures to the utilities sector were the sole sector detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and industrials sectors and their smallest allocations were to the utilities and communications services sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Carvana Co.	0.6%
2.	Viking Therapeutics, Inc.	0.6
3.	Affirm Holdings, Inc.	0.5
4.	FTAI Aviation Ltd.	0.5
5.	Samsara, Inc., Class A	0.4
6.	Equitrans Midstream Corp.	0.4
7.	Abercrombie & Fitch Co., Class A	0.4
8.	SPX Technologies, Inc.	0.4
9.	Boise Cascade Co.	0.4
10.	NEXTracker, Inc., Class A	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Financials	17.8%
Industrials	16.4
Information Technology	12.9
Health Care	12.8
Consumer Discretionary	12.5
Real Estate	7.1
Energy	4.5
Materials	3.2
Communication Services	2.7
Consumer Staples	2.6
Others (each less than 1.0%)	0.8
Short-Term Investments	6.7

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.78 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

April 30, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $58.82.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Net Asset Value	November 16, 2020	19.99%	12.79%	5.42%
Market Price		20.26	12.95	5.44

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/16/20 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 16, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Small Cap Equity ETF and Morningstar® US Small Cap Target Market Exposure Extended IndexSM from November 16, 2020 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Small Cap Target
Market Exposure Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Morningstar® US Small Cap Target Market Exposure Extended IndexSM is a free float-adjusted market capitalization-weighted index that consists of small cap U.S. equity securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Carbon Transition U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	21.22%
Market Price **	21.35%
JPMorgan Asset Management Carbon Transition U.S. Equity Index	21.17%
Russell 1000 Index	21.17%
Net Assets as of 4/30/2024	$5,093,623
Fund Ticker	JCTR
INVESTMENT OBJECTIVE***
The JPMorgan Carbon Transition U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which primarily tracks large- and mid-cap equity securities of companies located in the U.S. and is designed to capture the performance of companies that have been identified through the Underlying Index’s rules-based process as better positioned to benefit from a transition to a lower carbon economy while also providing broader U.S. market exposure. Companies are then evaluated based on the rules-based process to determine how they effectively manage emissions, resources and carbon-related risks and are ranked within each sector.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index performed in line with the Russell 1000 Index, which is a more traditional market capitalization-weighted index.
The Fund’s and the Underlying Index’s exposures to the technology and industrials sectors were leading contributors to absolute performance, while their exposures to the telecommunications and real estate sectors were the smallest contributors and no sectors detracted from absolute performance.
Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections within the health care and industrials sectors were leading contributors to performance, while their security selections within the technology and financials sectors were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors, while their smallest allocations were to the basic materials and telecommunications sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.1%
2.	Apple, Inc.	5.7
3.	NVIDIA Corp.	4.8
4.	Alphabet, Inc., Class A	3.7
5.	Amazon.com, Inc.	3.3
6.	Meta Platforms, Inc., Class A	1.9
7.	Eli Lilly & Co.	1.8
8.	Broadcom, Inc.	1.5
9.	Tesla, Inc.	1.4
10.	Exxon Mobil Corp.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Information Technology	29.5%
Financials	15.0
Health Care	12.9
Consumer Discretionary	10.2
Communication Services	8.5
Industrials	8.3
Consumer Staples	4.9
Energy	4.0
Real Estate	2.5
Materials	2.0
Utilities	2.0
Short-Term Investments	0.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

30	J.P. Morgan Exchange-Traded Funds	April 30, 2024

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $67.91 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $67.99.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Carbon Transition U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Carbon Transition U.S. Equity ETF
Net Asset Value	December 9, 2020	21.22%	23.29%	11.56%
Market Price		21.35	23.50	11.60

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/9/20 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on December 9, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Carbon Transition U.S. Equity ETF, the JPMorgan Asset Management Carbon Transition U.S. Equity Index and the Russell 1000 Index from December 9, 2020 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The JPMorgan Asset Management Carbon Transition U.S. Equity Index is a rules-based, proprietary index designed to achieve a meaningful reduction in carbon intensity without relying on significant exclusions or sector deviations. It is a proprietary index designed to reflect the performance of a subset of the U.S. large and midcap companies in developed markets that, based on the index rules, are determined to be best positioned to benefit from a transition to a low-carbon economy. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Diversified Return Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	14.56%
Market Price **	14.95%
JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)	15.62%
FTSE Emerging Index (net total return)	15.15%
Net Assets as of 4/30/2024	$314,661,918
Fund Ticker	JPEM
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities from emerging markets, diversified across regions, super-sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and differences in net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund, and fees and operating expenses incurred by the Fund were responsible for the performance variance. The Fund underperformed the FTSE Emerging Index, which is a more traditional market capitalization-weighted index.
From a super-sector perspective, the Fund’s and the Underlying Index’s positions in the financials and industrials super-sectors were leading contributors to absolute performance, while their positions in the basic materials and consumer super-sector were the smallest contributors to absolute performance and no super-sector detracted from absolute performance.
From a regional perspective, the Fund’s and the Underlying Index’s positions in Asia-Pacific, excluding China (“APAC ex-China”) were leading contributors to absolute performance, while their positions in Latin America (“LATAM”) were the smallest regional contributors to absolute performance and no region detracted from absolute performance.
Relative to the FTSE Emerging Index, the Fund’s and the Underlying Index’s underweight allocations to the industrials super-sector and their multi-factor security selections in the industrials super-sectors were leading detractors from performance, while their multi-factor security selection in the financials and consumer super-sectors were leading contributors to relative performance.
Relative to the FTSE Emerging Index, the Fund’s and the Underlying Index’s underweight positions in the APAC ex-China region and their multi-factor security selections in APAC ex China were leading detractors from performance, while their multi-factor security selections in China were leading contributors to performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the defensives and the consumer super-sectors, while their smallest allocations were to the industrials and materials super-sectors. The Fund’s and the Underlying Index’s largest regional allocations were to APAC ex-China and to the Europe, Middle East and Africa region, while their smallest allocations were to China and LATAM.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Diversified Return Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.25 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $54.29.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.4%
2.	Infosys Ltd. (India)	1.3
3.	Petroleo Brasileiro SA (Preference) (Brazil)	1.2
4.	Bank of China Ltd., Class H (China)	1.0
5.	Grupo Financiero Banorte SAB de CV, Class O (Mexico)	0.9
6.	Vale SA (Brazil)	0.9
7.	Tata Consultancy Services Ltd. (India)	0.9
8.	Reliance Industries Ltd. (India)	0.8
9.	Hindustan Unilever Ltd. (India)	0.8
10.	Saudi Arabian Oil Co. (Saudi Arabia)	0.7

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	22.7%
India	12.3
Taiwan	10.9
Turkey	10.7
Brazil	8.6
Mexico	7.6
Saudi Arabia	4.4
Indonesia	3.7
South Africa	3.7
Thailand	2.8
Malaysia	2.6
United Arab Emirates	2.3
Greece	2.1
Qatar	1.3
Chile	1.2
Others (each less than 1.0%)	3.0
Short-Term Investments	0.1

34	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	14.56%	10.88%	3.81%	4.17%
Market Price		14.95	10.31	3.72	4.18

*	Not annualized.
LIFE OF FUND PERFORMANCE (1/7/15 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on January 7, 2015.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and the FTSE Emerging Index (net total return) from January 7, 2015 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and the FTSE Emerging Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return). JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Emerging Index (net total return). The index is designed to reflect the performance of emerging market securities representing the following diversified set of factors: value, momentum and quality. The FTSE Emerging Index (net total return) provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Diversified Return International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	15.05%
Market Price **	14.52%
JP Morgan Diversified Factor International Equity Index (net total return)	16.57%
FTSE Developed ex North America Index (net total return)	18.47%
Net Assets as of 4/30/2024	$362,852,941
Fund Ticker	JPIN
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities in developed markets outside of North America, diversified across regions, sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute performance for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, as well as differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Developed ex North America Index, which is a more traditional market capitalization-weighted index.
From a sector perspective, the Fund’s and the Underlying Index’s positions in the industrials and financials sectors were leading contributors to absolute performance, while their positions in the telecommunications and energy sectors were the smallest contributors to absolute performance and no sectors detracted from absolute performance.
From a regional perspective, the Fund’s and Underlying Index’s positions in Japan and Asia Pacific, excluding Japan, were leading contributors to absolute performance. Their positions in the U.K. and Europe, excluding the U.K. were the smallest contributors to absolute performance and no regions detracted from absolute performance.
Relative to the FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s overweight positions in the consumer staples sector and their underweight positions in the industrials sector were leading detractors from performance, while their multi-factor security selections in the consumer staples and technology sectors were leading contributors to relative performance.
The Fund’s and the Underlying Index’s multi-factor security selections in Europe, excluding the U.K., and in Japan were leading detractors from performance relative to the FTSE Developed ex North America Index, while the Fund’s and the Underlying Index’s multi-factor security selections in the U.K. and in Asia Pacific, excluding Japan, were leading regional contributor to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer staples and industrials sectors, while their smallest allocations were to the energy and telecommunications sectors. By region, the Fund’s and the Underlying Index’s largest allocations were to Japan and Asia Pacific, excluding Japan, and their smallest allocations were to Europe, excluding the U.K., and the U.K.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.98 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $54.86.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	HSBC Holdings plc (United Kingdom)	0.5%
2.	Antofagasta plc (Chile)	0.5
3.	AstraZeneca plc (United Kingdom)	0.5
4.	3i Group plc (United Kingdom)	0.5
5.	KB Financial Group, Inc. (South Korea)	0.5
6.	Shell plc	0.4
7.	UniCredit SpA (Italy)	0.4
8.	Niterra Co. Ltd. (Japan)	0.4
9.	Tokyu Fudosan Holdings Corp. (Japan)	0.4
10.	BAE Systems plc (United Kingdom)	0.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	27.9%
United Kingdom	16.4
Australia	11.6
South Korea	7.4
France	5.0
United States	3.9
Singapore	3.1
Hong Kong	2.9
Italy	2.7
Netherlands	2.6
Germany	2.5
Spain	2.1
Sweden	2.1
Switzerland	1.3
Norway	1.1
Others (each less than 1.0%)	6.2
Short-Term Investments	1.2

April 30, 2024	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Diversified Return International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	15.05%	8.98%	3.84%	4.17%
Market Price		14.52	8.53	3.79	4.14

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 5, 2014.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index (net total return) and the FTSE Developed ex North America Index (net total return) from November 5, 2014 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index (net total return) and the FTSE Developed ex North America Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index (net total return). JP Morgan Diversified Factor International Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Developed ex North America Index (net total return). The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The FTSE Developed ex North America Index (net total return) is part of a range of indices designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world's investable market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Diversified Return U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	18.35%
Market Price **	18.40%
JP Morgan Diversified Factor US Equity Index	18.45%
Russell 1000 Index	21.17%
Net Assets as of 4/30/2024	$424,872,292
Fund Ticker	JPUS
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a rules-based proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute performance for the six months April 30, 2024, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization-weighted index.
The Fund’s and the Underlying Index’s positions in the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their positions in the telecommunications sector were the smallest contributors and no sectors detracted from absolute performance.
Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s underweight positions in the technology sector and their overweight positions in the consumer staples sector were leading detractors from performance, while their multi-factor security selections in the consumer discretionary and industrials sectors were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer staples and health care sectors, while their smallest allocations were to the telecommunications and energy sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Vistra Corp.	0.6%
2.	Williams-Sonoma, Inc.	0.5
3.	Meta Platforms, Inc., Class A	0.5
4.	Southern Copper Corp. (Mexico)	0.5
5.	Targa Resources Corp.	0.5
6.	Kroger Co. (The)	0.5
7.	Kimberly-Clark Corp.	0.4
8.	Public Service Enterprise Group, Inc.	0.4
9.	Dick's Sporting Goods, Inc.	0.4
10.	Progressive Corp. (The)	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Consumer Staples	14.4%
Utilities	11.4
Health Care	10.7
Industrials	9.9
Financials	9.1
Real Estate	9.1
Consumer Discretionary	8.9
Basic Materials	7.6
Technology	7.5
Energy	6.8
Telecommunications	4.4
Short-Term Investments	0.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $106.89 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

April 30, 2024	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Diversified Return U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $106.94.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	18.35%	13.82%	9.72%	11.30%
Market Price		18.40	13.92	9.73	11.30

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on September 29, 2015.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large and mid-cap equity securities selected from the constituents of the Russell
1000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	18.02%
Market Price **	18.24%
JP Morgan Diversified Factor US Mid Cap Equity Index	18.16%
Russell Midcap Index	22.00%
Net Assets as of 4/30/2024	$360,008,122
Fund Ticker	JPME
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks mid-cap U.S. equity securities diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute performance for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.
The Fund’s and the Underlying Index’s positions in the consumer discretionary and industrials sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the telecommunications sector were the sole sectors detractors from absolute performance.
Relative to the Russell Midcap Index, the Fund’s and the Underlying Index’s multi-factor security selections in the financials sector and their underweight positions in the industrials sector were leading detractors from performance, while their multi-factor security selections in the consumer discretionary and real estate sectors were leading contributors to performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and industrials sectors and their smallest allocations were to the telecommunications and energy sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Vistra Corp.	0.5%
2.	Williams-Sonoma, Inc.	0.5
3.	Tenet Healthcare Corp.	0.5
4.	Targa Resources Corp.	0.5
5.	Kroger Co. (The)	0.4
6.	Encompass Health Corp.	0.4
7.	Owens Corning	0.4
8.	Dick's Sporting Goods, Inc.	0.4
9.	Public Service Enterprise Group, Inc.	0.4
10.	Constellation Energy Corp.	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Health Care	10.8%
Industrials	10.7
Utilities	10.7
Real Estate	10.5
Financials	9.9
Consumer Discretionary	9.7
Consumer Staples	9.1
Technology	8.5
Basic Materials	8.0
Energy	7.4
Telecommunications	2.2
Short-Term Investments	2.5

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $94.12 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on

42	J.P. Morgan Exchange-Traded Funds	April 30, 2024

the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $94.18.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	18.02%	11.64%	9.03%	10.03%
Market Price		18.24	11.71	9.04	10.04

*	Not annualized.
LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on May 11, 2016.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index and the Russell Midcap Index from May 11, 2016 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities selected from the Russell Midcap Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell Midcap Index is a market capitalization-weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

44	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Diversified Return U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	15.74%
Market Price **	15.93%
JP Morgan Diversified Factor US Small Cap Equity Index	15.88%
Russell 2000 Index	19.66%
Net Assets as of 4/30/2024	$470,549,537
Fund Ticker	JPSE
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks small-cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute performance for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 2000 Index, which is a more traditional market capitalization-weighted index.
The Fund’s and the Underlying Index’s positions in the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their positions in the telecommunication sector were the sole sector detractors from absolute performance.
Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s multi-factor security selections in the health care sector and their overweight positions in the telecommunications sector were leading detractors from relative performance, while their multi-factor security selections in the energy and consumer discretionary sectors were leading contributors to performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and real estate sectors, while their smallest allocations were to the telecommunications and utilities sectors.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	GEO Group, Inc. (The)	0.4%
2.	Jackson Financial, Inc., Class A	0.3
3.	EchoStar Corp., Class A	0.4
4.	Primo Water Corp.	0.3
5.	Encore Wire Corp.	0.3
6.	Boise Cascade Co.	0.3
7.	Carpenter Technology Corp.	0.3
8.	Badger Meter, Inc.	0.3
9.	Mueller Industries, Inc.	0.3
10.	National Health Investors, Inc.	0.3

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Financials	12.2%
Real Estate	11.8
Industrials	11.7
Consumer Discretionary	9.5
Technology	9.0
Health Care	8.3
Basic Materials	7.9
Energy	6.9
Consumer Staples	6.8
Utilities	4.5
Telecommunications	4.2
Short-Term Investments	7.2

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $42.78 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the

April 30, 2024	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Diversified Return U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $42.84.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	15.74%	11.91%	8.06%	8.90%
Market Price		15.93	12.18	8.10	8.92

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 15, 2016.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index and the Russell 2000 Index from November 15, 2016 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. small cap equity securities selected from the Russell 2000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	47

JPMorgan U.S. Momentum Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	25.59%
Market Price **	25.71%
JP Morgan US Momentum Factor Index	25.55%
Russell 1000 Growth Index	23.56%
Russell 1000 Index	21.17%
Net Assets as of 4/30/2024	$845,889,984
Fund Ticker	JMOM
INVESTMENT OBJECTIVE***
The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap U.S. equity securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify companies that have higher risk-adjusted returns relative to those of their sector peers over a twelve-month period. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed both the Russell 1000 Growth Index and the Russell 1000 Index, which are more traditional market capitalization-weighted indexes.
On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and industrials sectors were leading contributors to performance, while their positions in the telecommunications and real estate sectors were the smallest contributors to performance, and no sectors detracted from performance.
Relative to the Russell 1000 Growth Index, the Fund’s and the Underlying Index’s security selections in the industrials and technology sectors were leading contributors to performance, while their underweight positions in the technology sector and their security selections in the financials sector were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and telecommunications sectors.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Alphabet, Inc., Class A	2.5%
2.	Meta Platforms, Inc., Class A	2.3
3.	NVIDIA Corp.	2.2
4.	Eli Lilly & Co.	2.1
5.	Berkshire Hathaway, Inc., Class B	2.0
6.	Microsoft Corp.	1.9
7.	Broadcom, Inc.	1.9
8.	Apple, Inc.	1.6
9.	Costco Wholesale Corp.	1.5
10.	Home Depot, Inc. (The)	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Technology	32.1%
Consumer Discretionary	14.3
Industrials	13.4
Health Care	12.0
Financials	10.3
Consumer Staples	4.7
Energy	4.2
Utilities	2.7
Real Estate	2.4
Telecommunications	2.0
Basic Materials	1.8
Short-Term Investments	0.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

48	J.P. Morgan Exchange-Traded Funds	April 30, 2024

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.98 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $50.03.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	49

JPMorgan U.S. Momentum Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	25.59%	27.87%	13.20%	12.55%
Market Price		25.71	28.10	13.20	12.57

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 8, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, the Russell 1000 Growth Index and the Russell 1000 Index from November 8, 2017 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index, Russell 1000 Growth Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a subset of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan U.S. Quality Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	19.48%
Market Price **	19.40%
JP Morgan US Quality Factor Index	19.41%
Russell 1000 Index	21.17%
Net Assets as of 4/30/2024	$4,018,415,214
Fund Ticker	JQUA
INVESTMENT OBJECTIVE***
The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, earnings quality and solvency/financial risk. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization-weighted index.
On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and consumer discretionary sectors were leading contributors to performance, while their positions in the telecommunications and basic materials sectors were the smallest contributors and no sectors detracted from performance.
Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the financials and industrials sectors were leading detractors from performance, while the Fund’s and the Underlying Index’s security selections in the technology and real estate sectors were the leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors, while their smallest allocations were to the basic materials and telecommunications sectors.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Alphabet, Inc., Class A	2.4%
2.	Meta Platforms, Inc., Class A	2.4
3.	NVIDIA Corp.	2.2
4.	Apple, Inc.	1.9
5.	Berkshire Hathaway, Inc., Class B	1.9
6.	Broadcom, Inc.	1.9
7.	Microsoft Corp.	1.9
8.	Visa, Inc., Class A	1.9
9.	Mastercard, Inc., Class A	1.7
10.	Procter & Gamble Co. (The)	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Technology	32.3%
Consumer Discretionary	14.1
Industrials	12.5
Health Care	11.5
Financials	10.0
Consumer Staples	4.9
Energy	4.2
Real Estate	2.5
Utilities	2.5
Telecommunications	2.0
Basic Materials	1.8
Short-Term Investments	1.7

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

April 30, 2024	J.P. Morgan Exchange-Traded Funds	51

JPMorgan U.S. Quality Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.07 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $50.06.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	19.48%	21.39%	13.31%	13.13%
Market Price		19.40	21.30	13.30	13.13

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 8, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index and the Russell 1000 Index from November 8, 2017 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	53

JPMorgan U.S. Value Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	19.60%
Market Price **	19.70%
JP Morgan US Value Factor Index	19.58%
Russell 1000 Value Index	18.42%
Russell 1000 Index	21.17%
Net Assets as of 4/30/2024	$784,324,102
Fund Ticker	JVAL
INVESTMENT OBJECTIVE***
The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a relative valuation factor to identify companies with attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund generated a positive absolute return for the six months ended April 30, 2024, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed the Russell 1000 Value Index and the Russell 1000 Index, which are more traditional market capitalization-weighted indexes.
On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and consumer discretionary sectors were leading contributors to performance, while their positions in the telecommunications sector were the sole sector detractor from performance.
Relative to the Russell 1000 Value Index, the Fund’s and the Underlying Index’s overweight positions in the technology sector and their security selections in the consumer discretionary sector were leading contributors to performance. The Fund’s and the Underlying Index’s underweight positions in the financials sector and their security selections in the health care sector were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors, while their smallest allocations were to the basic materials and telecommunication sectors.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Meta Platforms, Inc., Class A	2.4%
2.	Alphabet, Inc., Class A	2.4
3.	Apple, Inc.	1.9
4.	Microsoft Corp.	1.9
5.	Broadcom, Inc.	1.8
6.	UnitedHealth Group, Inc.	1.7
7.	Merck & Co., Inc.	1.5
8.	Johnson & Johnson	1.3
9.	QUALCOMM, Inc.	0.9
10.	Salesforce, Inc.	0.9

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Technology	31.8%
Consumer Discretionary	13.8
Industrials	12.9
Health Care	11.6
Financials	10.1
Consumer Staples	4.7
Energy	4.0
Real Estate	2.5
Utilities	2.5
Telecommunications	1.9
Basic Materials	1.7
Short-Term Investments	2.5

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

54	J.P. Morgan Exchange-Traded Funds	April 30, 2024

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $39.41 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $39.42.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	55

JPMorgan U.S. Value Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	19.60%	18.84%	10.69%	10.00%
Market Price		19.70	18.94	10.68	10.01

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 8, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, the Russell 1000 Value Index and the Russell 1000 Index from November 8, 2017 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index, Russell 1000 Value Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 0.3%
CAE, Inc. *	1,161,686	22,412,654
Automobile Components — 0.7%
Magna International, Inc.	978,299	46,759,942
Banks — 22.7%
Bank of Montreal	2,615,759	233,654,076
Bank of Nova Scotia (The)	4,431,131	203,298,031
Canadian Imperial Bank of Commerce	3,372,625	157,429,181
National Bank of Canada	1,234,420	99,119,447
Royal Bank of Canada	5,133,605	496,672,975
Toronto-Dominion Bank (The)	6,535,848	387,740,316
		1,577,914,026
Broadline Retail — 1.5%
Canadian Tire Corp. Ltd., Class A (a)	190,331	18,386,750
Dollarama, Inc.	1,029,649	85,893,213
		104,279,963
Capital Markets — 4.2%
Brookfield Asset Management Ltd., Class A	1,318,269	50,359,762
Brookfield Corp.	5,222,368	209,478,924
IGM Financial, Inc.	294,638	7,364,613
TMX Group Ltd.	958,445	25,377,053
		292,580,352
Chemicals — 1.3%
Nutrien Ltd.	1,738,257	91,657,339
Commercial Services & Supplies — 3.2%
GFL Environmental, Inc.	637,973	20,358,227
RB Global, Inc.	664,824	47,568,492
Waste Connections, Inc. (a)	939,430	152,312,335
		220,239,054
Construction & Engineering — 1.0%
WSP Global, Inc.	453,058	68,746,076
Consumer Staples Distribution & Retail — 4.3%
Alimentation Couche-Tard, Inc.	2,778,369	153,989,434
Empire Co. Ltd., Class A	553,918	12,903,898
George Weston Ltd.	211,652	27,853,843
Loblaw Cos. Ltd.	549,650	60,273,246
Metro, Inc.	835,321	42,729,310
		297,749,731
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	538,579	27,503,072
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 1.1%
BCE, Inc.	1,108,779	36,429,066
Quebecor, Inc., Class B	562,041	11,631,532
TELUS Corp.	1,768,431	28,402,288
		76,462,886
Electric Utilities — 2.0%
Emera, Inc. (a)	1,001,549	33,779,043
Fortis, Inc.	1,782,937	70,014,582
Hydro One Ltd. (b)	1,154,489	32,337,265
		136,130,890
Food Products — 0.3%
Saputo, Inc.	900,908	17,322,511
Gas Utilities — 0.3%
AltaGas Ltd.	1,026,586	22,505,623
Ground Transportation — 7.8%
Canadian National Railway Co.	1,958,096	237,662,631
Canadian Pacific Kansas City Ltd.	3,400,933	266,807,659
TFI International, Inc.	284,761	37,084,191
		541,554,481
Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International, Inc.	1,051,147	79,745,609
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	491,773	11,424,037
Insurance — 8.2%
Fairfax Financial Holdings Ltd.	85,667	93,138,165
Great-West Lifeco, Inc.	999,354	29,552,683
iA Financial Corp., Inc.	363,331	22,027,099
Intact Financial Corp.	650,189	106,866,862
Manulife Financial Corp.	6,627,380	154,581,899
Power Corp. of Canada	2,015,162	53,692,763
Sun Life Financial, Inc.	2,132,605	108,888,102
		568,747,573
IT Services — 5.4%
CGI, Inc. *	751,408	76,136,928
Shopify, Inc., Class A *	4,248,731	298,289,217
		374,426,145
Metals & Mining — 8.5%
Agnico Eagle Mines Ltd.	1,808,739	114,543,178
Barrick Gold Corp.	6,388,244	106,172,973
First Quantum Minerals Ltd.	2,479,452	31,482,818
Franco-Nevada Corp.	697,691	83,987,471
Ivanhoe Mines Ltd., Class A * (a)	2,277,856	30,875,526
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Kinross Gold Corp.	4,467,487	28,817,263
Lundin Mining Corp.	2,382,488	27,205,689
Teck Resources Ltd., Class B	1,682,889	82,747,798
Wheaton Precious Metals Corp.	1,653,398	86,137,874
		591,970,590
Multi-Utilities — 0.1%
Canadian Utilities Ltd., Class A (a)	454,328	10,158,149
Oil, Gas & Consumable Fuels — 18.3%
ARC Resources Ltd.	2,205,974	39,948,376
Cameco Corp.	1,580,390	72,105,688
Canadian Natural Resources Ltd.	3,885,292	294,420,268
Cenovus Energy, Inc.	4,549,429	93,457,198
Enbridge, Inc.	7,758,068	275,856,193
Imperial Oil Ltd.	595,599	40,949,730
Keyera Corp. (a)	835,548	21,437,225
Pembina Pipeline Corp.	2,002,630	70,466,275
Suncor Energy, Inc.	4,542,310	173,324,770
TC Energy Corp.	3,781,115	135,462,603
Tourmaline Oil Corp.	1,179,118	57,626,164
		1,275,054,490
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	200,549	15,360,394
Passenger Airlines — 0.1%
Air Canada *	641,094	9,462,848
Professional Services — 1.2%
Thomson Reuters Corp.	558,595	84,370,579
Real Estate Management & Development — 0.3%
FirstService Corp.	143,924	21,139,311
Residential REITs — 0.1%
Canadian Apartment Properties (a)	299,589	9,325,093
Retail REITs — 0.1%
RioCan (a)	537,240	6,805,990
Software — 3.3%
Constellation Software, Inc.	75,801	195,154,882
Open Text Corp.	989,025	34,922,824
		230,077,706
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	627,267	21,743,494
Trading Companies & Distributors — 0.2%
Finning International, Inc.	529,279	16,605,208
INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	1,342,219	50,280,197
Total Common Stocks (Cost $5,738,303,526)		6,920,516,013
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	70,059,387	70,066,393
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	19,863,417	19,863,417
Total Investment of Cash Collateral from Securities Loaned (Cost $89,929,810)		89,929,810
Total Investments — 100.7% (Cost $5,828,233,336)		7,010,445,823
Liabilities in Excess of Other Assets — (0.7)%		(49,633,694)
NET ASSETS — 100.0%		6,960,812,129

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $81,758,457.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2024

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P/TSX 60 Index	193	06/20/2024	CAD	36,613,431	(538,767)

Abbreviations
CAD	Canadian Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 62.5%
Ampol Ltd.	627,882	14,826,676
ANZ Group Holdings Ltd.	7,902,819	142,597,901
APA Group	3,380,491	18,039,924
Aristocrat Leisure Ltd.	1,707,203	43,567,796
ASX Ltd.	510,082	20,836,922
Atlas Arteria Ltd.	2,989,424	9,956,081
Aurizon Holdings Ltd.	4,850,131	11,913,141
BHP Group Ltd.	13,344,305	365,982,458
BlueScope Steel Ltd.	1,178,894	17,206,459
Brambles Ltd.	3,666,529	34,493,433
Cochlear Ltd.	163,980	34,207,535
Coles Group Ltd.	3,526,531	36,778,962
Commonwealth Bank of Australia	4,412,248	323,283,331
Computershare Ltd.	1,504,872	26,438,146
Dexus, REIT	2,834,015	12,872,699
Endeavour Group Ltd.	3,577,081	12,301,242
Fortescue Ltd.	4,178,096	69,249,631
Goodman Group, REIT	4,563,830	92,187,685
GPT Group (The), REIT	5,042,335	13,561,020
IDP Education Ltd.	732,649	7,639,255
IGO Ltd.	1,783,837	8,884,727
Incitec Pivot Ltd.	5,117,636	9,189,165
Insurance Australia Group Ltd.	6,388,539	26,467,571
Lottery Corp. Ltd. (The)	5,864,714	18,294,928
Macquarie Group Ltd.	1,018,361	121,937,035
Medibank Pvt Ltd.	7,256,565	16,631,033
Mineral Resources Ltd.	451,545	20,483,136
Mirvac Group, REIT	10,397,045	13,622,930
National Australia Bank Ltd.	8,223,131	178,257,177
Northern Star Resources Ltd.	3,028,123	28,702,771
Orica Ltd.	1,270,022	14,705,247
Origin Energy Ltd.	4,539,299	28,649,413
Pilbara Minerals Ltd. (a)	7,477,710	19,037,528
Qantas Airways Ltd. *	2,226,435	8,400,129
QBE Insurance Group Ltd.	3,936,363	45,027,933
Ramsay Health Care Ltd.	481,236	16,131,135
REA Group Ltd.	134,356	15,400,967
Reece Ltd.	912,325	16,184,330
Rio Tinto Ltd.	978,151	81,405,970
Santos Ltd.	8,112,630	39,811,658
Scentre Group, REIT	13,676,248	27,695,095
SEEK Ltd.	855,062	13,208,853
Seven Group Holdings Ltd.	410,994	9,986,788
Sonic Healthcare Ltd.	1,211,403	20,818,777
INVESTMENTS	SHARES	VALUE($)

Australia — continued
South32 Ltd.	11,934,257	27,227,779
Stockland, REIT	6,283,693	17,802,436
Suncorp Group Ltd.	3,347,071	35,748,112
Telstra Group Ltd.	10,655,747	25,175,399
TPG Telecom Ltd.	1,121,935	3,242,665
Transurban Group	8,137,320	65,330,154
Treasury Wine Estates Ltd.	2,049,038	15,890,721
Vicinity Ltd., REIT	9,547,950	11,692,122
Washington H Soul Pattinson & Co. Ltd.	642,942	13,455,227
Wesfarmers Ltd.	2,990,069	128,092,231
Westpac Banking Corp.	9,232,333	153,315,297
WiseTech Global Ltd.	454,942	26,801,793
Woodside Energy Group Ltd.	5,003,078	89,640,191
Woolworths Group Ltd.	3,057,822	62,737,702
Worley Ltd.	968,788	9,351,903
		2,792,378,325
China — 1.1%
Budweiser Brewing Co. APAC Ltd. (b)	4,464,300	6,210,696
ESR Group Ltd. (b)	6,560,600	7,189,566
Wharf Holdings Ltd. (The)	2,501,000	8,046,611
Wilmar International Ltd.	4,754,600	11,176,037
Wuxi Biologics Cayman, Inc. * (b)	9,672,000	16,755,162
		49,378,072
Hong Kong — 15.6%
AIA Group Ltd.	29,827,200	218,465,092
CK Asset Holdings Ltd.	5,343,000	22,790,973
CK Infrastructure Holdings Ltd.	1,623,000	9,168,553
CLP Holdings Ltd.	4,767,000	37,497,521
Hang Lung Properties Ltd.	4,518,000	4,986,574
Hang Seng Bank Ltd.	1,909,300	25,177,138
Henderson Land Development Co. Ltd.	3,517,700	10,605,245
HKT Trust & HKT Ltd.	9,412,000	10,390,640
Hong Kong & China Gas Co. Ltd.	28,759,789	21,867,571
Hong Kong Exchanges & Clearing Ltd.	3,140,900	99,800,295
Jardine Matheson Holdings Ltd.	613,400	23,536,158
Link, REIT	6,748,600	28,916,368
MTR Corp. Ltd.	4,150,000	13,638,720
Power Assets Holdings Ltd.	3,601,000	20,655,894
Sino Land Co. Ltd.	8,854,000	9,466,694
Sun Hung Kai Properties Ltd.	4,950,000	45,663,551
Swire Pacific Ltd., Class A	1,086,000	9,197,018
Swire Pacific Ltd., Class B	2,072,500	2,815,666
Swire Properties Ltd.	2,771,400	5,731,719
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Techtronic Industries Co. Ltd.	3,687,500	50,958,677
WH Group Ltd. (b)	20,539,191	14,928,708
Wharf Real Estate Investment Co. Ltd.	4,072,000	12,633,433
		698,892,208
Macau — 0.9%
Galaxy Entertainment Group Ltd.	5,929,000	26,602,787
Sands China Ltd. *	6,409,379	15,117,457
		41,720,244
New Zealand — 1.8%
Auckland International Airport Ltd.	3,456,266	15,987,347
Contact Energy Ltd.	2,074,942	10,600,459
Fisher & Paykel Healthcare Corp. Ltd.	1,435,472	24,040,927
Mercury NZ Ltd.	1,770,567	6,656,296
Meridian Energy Ltd.	3,244,354	11,470,414
Spark New Zealand Ltd.	4,797,230	13,483,682
		82,239,125
Singapore — 10.8%
CapitaLand Ascendas, REIT	9,555,928	18,101,058
CapitaLand Integrated Commercial Trust, REIT	12,437,332	17,729,363
CapitaLand Investment Ltd. *	6,315,700	12,213,640
City Developments Ltd.	1,225,700	5,493,506
DBS Group Holdings Ltd.	5,298,900	134,896,260
Genting Singapore Ltd.	15,010,600	10,017,628
Great Eastern Holdings Ltd.	152,200	2,034,229
Jardine Cycle & Carriage Ltd.	238,000	4,592,984
Keppel Ltd.	3,640,200	18,207,964
Mapletree Pan Asia Commercial Trust, REIT	6,347,900	5,817,046
Oversea-Chinese Banking Corp. Ltd.	8,586,000	89,136,191
Singapore Airlines Ltd.	3,643,900	17,387,310
Singapore Exchange Ltd.	2,158,200	14,722,216
Singapore Technologies Engineering Ltd.	4,111,000	12,075,999
Singapore Telecommunications Ltd.	20,622,300	35,764,744
United Overseas Bank Ltd.	3,532,400	78,386,796
UOL Group Ltd.	1,383,300	5,906,349
		482,483,283
United Kingdom — 0.8%
CK Hutchison Holdings Ltd.	7,013,500	34,062,998
INVESTMENTS	SHARES	VALUE($)

United States — 6.0%
CSL Ltd.	1,272,856	226,156,133
James Hardie Industries plc, CHDI *	1,153,480	39,654,282
		265,810,415
Total Common Stocks (Cost $4,718,795,251)		4,446,964,670
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	3,998,700	3,999,100
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,875,035	1,875,035
Total Investment of Cash Collateral from Securities Loaned (Cost $5,874,935)		5,874,135
Total Investments — 99.6% (Cost $4,724,670,186)		4,452,838,805
Other Assets Less Liabilities — 0.4%		16,920,705
NET ASSETS — 100.0%		4,469,759,510

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $5,342,700.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	25.3%
Metals & Mining	14.3
Insurance	7.7
Capital Markets	5.8
Biotechnology	5.1
Real Estate Management & Development	3.7
Oil, Gas & Consumable Fuels	3.2
Broadline Retail	2.9
Hotels, Restaurants & Leisure	2.5
Electric Utilities	2.5
Consumer Staples Distribution & Retail	2.5
Industrial REITs	2.5
Retail REITs	2.1
Transportation Infrastructure	2.0
Diversified Telecommunication Services	2.0
Industrial Conglomerates	1.8
Health Care Equipment & Supplies	1.3
Machinery	1.1
Diversified REITs	1.0
Others (each less than 1.0%)	10.6
Short-Term Investments	0.1
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	345	05/30/2024	SGD	7,584,667	(47,629)
SPI 200 Index	115	06/20/2024	AUD	14,126,494	(206,731)
					(254,360)

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	19,600	70,715
Brazil — 4.6%
Ambev SA	329,502	773,529
Atacadao SA	41,458	89,262
B3 SA - Brasil Bolsa Balcao	420,450	870,438
Banco Bradesco SA	113,747	270,315
Banco Bradesco SA (Preference)	397,140	1,073,041
Banco BTG Pactual SA	35,677	229,757
Banco do Brasil SA	128,018	677,736
BB Seguridade Participacoes SA	50,674	314,236
Braskem SA (Preference), Class A *	15,048	61,814
Caixa Seguridade Participacoes S/A	38,804	116,952
CCR SA	88,350	209,280
Centrais Eletricas Brasileiras SA	79,788	581,439
Centrais Eletricas Brasileiras SA (Preference)	17,750	142,066
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,399	398,599
Cia Energetica de Minas Gerais (Preference)	151,461	283,226
Cia Siderurgica Nacional SA	45,471	122,158
Companhia Paranaense de Energia	60,659	96,141
Companhia Paranaense de Energia (Preference)	79,482	138,832
Cosan SA	89,491	249,553
CPFL Energia SA	14,149	87,386
CSN Mineracao SA	45,112	42,917
Energisa SA	21,806	189,857
Engie Brasil Energia SA	20,064	158,384
Equatorial Energia SA	83,638	494,651
Gerdau SA (Preference)	106,526	373,988
Hapvida Participacoes e Investimentos SA * (a)	395,808	281,272
Hypera SA *	31,692	180,597
Itau Unibanco Holding SA (Preference)	362,265	2,190,641
Itausa SA	79,728	147,246
Itausa SA (Preference)	417,732	769,079
Klabin SA	66,120	292,871
Localiza Rent a Car SA	65,935	623,339
Lojas Renner SA	77,748	229,234
Natura & Co. Holding SA	74,010	236,742
Neoenergia SA	42,143	155,340
Petroleo Brasileiro SA	276,539	2,360,322
Petroleo Brasileiro SA (Preference)	347,865	2,808,323
PRIO SA	60,045	556,670
Raia Drogasil SA	96,773	477,845
Rede D'Or Sao Luiz SA (a)	98,274	494,909
Rumo SA *	87,440	339,986
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Sendas Distribuidora SA *	103,641	262,266
Suzano SA	56,146	632,110
Telefonica Brasil SA	28,608	262,963
TIM SA	61,136	208,159
Transmissora Alianca de Energia Eletrica S/A	17,214	116,824
Vale SA	270,873	3,299,449
Vibra Energia SA	79,139	357,700
WEG SA	119,189	910,800
		26,240,244
Chile — 0.5%
Banco de Chile	3,454,713	383,237
Banco de Credito e Inversiones SA	6,595	192,351
Banco Santander Chile	5,244,456	237,627
Cencosud SA	102,429	175,518
Cencosud Shopping SA	37,578	58,243
Cia Sud Americana de Vapores SA	1,183,662	92,346
Empresas CMPC SA	87,438	172,681
Empresas Copec SA	33,310	237,703
Enel Americas SA	1,421,786	133,286
Enel Chile SA	1,925,403	114,315
Falabella SA *	99,790	267,132
Latam Airlines Group SA *	14,009,071	189,550
Quinenco SA	21,290	74,176
Sociedad Quimica y Minera de Chile SA (Preference), Class B	11,343	518,088
		2,846,253
China — 25.1%
360 Security Technology, Inc., Class A *	45,600	53,263
37 Interactive Entertainment Network Technology Group Co. Ltd.	17,100	39,213
AAC Technologies Holdings, Inc.	52,000	165,497
AECC Aviation Power Co. Ltd., Class A	17,200	83,682
Agricultural Bank of China Ltd., Class A	1,010,100	612,062
Agricultural Bank of China Ltd., Class H	2,114,000	942,656
Airtac International Group	11,000	389,464
Akeso, Inc. * (a)	41,000	250,884
Alibaba Group Holding Ltd.	1,265,500	11,848,958
Alibaba Health Information Technology Ltd. *	382,000	142,593
Aluminum Corp. of China Ltd., Class A	81,100	82,661
Aluminum Corp. of China Ltd., Class H	312,000	206,923
Anhui Conch Cement Co. Ltd., Class A	25,100	79,369
Anhui Conch Cement Co. Ltd., Class H	93,500	216,926
Anhui Gujing Distillery Co. Ltd., Class A	2,700	100,734
Anhui Gujing Distillery Co. Ltd., Class B	8,200	134,407
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Anjoy Foods Group Co. Ltd., Class A	5,900	74,790
ANTA Sports Products Ltd.	101,400	1,147,949
Asymchem Laboratories Tianjin Co. Ltd., Class A	5,900	67,017
Atour Lifestyle Holdings Ltd., ADR	4,799	85,566
Autohome, Inc., Class A	20,000	127,889
AviChina Industry & Technology Co. Ltd., Class H	155,000	66,661
BAIC BluePark New Energy Technology Co. Ltd., Class A *	31,300	29,246
Baidu, Inc., Class A *	168,650	2,184,960
Baiyin Nonferrous Group Co. Ltd., Class A	1,001,700	426,714
Bank of Beijing Co. Ltd., Class A	133,000	102,208
Bank of China Ltd., Class H	5,939,000	2,663,585
Bank of Communications Co. Ltd., Class A	250,800	237,479
Bank of Communications Co. Ltd., Class H	543,000	390,992
Bank of Jiangsu Co. Ltd., Class A	103,100	114,742
Bank of Nanjing Co. Ltd., Class A	65,000	83,466
Bank of Ningbo Co. Ltd., Class A	45,600	143,736
Baoshan Iron & Steel Co. Ltd., Class A	140,300	134,132
BeiGene Ltd. *	61,100	724,805
Beijing Enterprises Holdings Ltd.	57,000	182,488
Beijing Enterprises Water Group Ltd.	312,000	78,690
Beijing Kingsoft Office Software, Inc., Class A	3,357	141,948
Beijing Tongrentang Co. Ltd., Class A	11,600	67,531
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,000	56,479
Bilibili, Inc., Class Z *	19,080	242,281
BOC Aviation Ltd. (a)	17,100	136,009
BOC Hong Kong Holdings Ltd.	267,500	819,912
BOE Technology Group Co. Ltd., Class A	239,400	143,453
Bosideng International Holdings Ltd.	260,000	150,506
BYD Co. Ltd., Class A	4,700	140,866
BYD Co. Ltd., Class H	74,000	2,028,531
BYD Electronic International Co. Ltd.	58,000	195,390
C&D International Investment Group Ltd.	63,000	124,798
Cambricon Technologies Corp. Ltd., Class A *	2,827	65,125
CGN Power Co. Ltd., Class A	91,300	51,679
CGN Power Co. Ltd., Class H (a)	752,000	252,152
Changchun High-Tech Industry Group Co. Ltd.	5,800	90,017
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	5,700	104,787
China CITIC Bank Corp. Ltd., Class H	679,000	397,238
China Coal Energy Co. Ltd., Class H	158,000	159,160
China Construction Bank Corp., Class H	7,315,000	4,732,740
China CSSC Holdings Ltd., Class A	28,600	143,460
China Eastern Airlines Corp. Ltd., Class A *	161,800	85,455
INVESTMENTS	SHARES	VALUE($)

China — continued
China Everbright Bank Co. Ltd., Class A	292,000	126,753
China Everbright Environment Group Ltd.	277,000	112,320
China Feihe Ltd. (a)	285,000	155,857
China First Heavy Industries Co. Ltd., Class A *	1,053,300	386,900
China Galaxy Securities Co. Ltd., Class H	273,500	148,146
China Gas Holdings Ltd.	235,800	220,787
China Great Wall Securities Co. Ltd., Class A	446,900	470,351
China Hongqiao Group Ltd.	194,000	267,697
China International Capital Corp. Ltd., Class H (a)	136,800	164,960
China International Marine Containers Group Co. Ltd., Class H	64,700	54,731
China Jushi Co. Ltd., Class A	38,500	63,174
China Lesso Group Holdings Ltd.	78,000	32,697
China Life Insurance Co. Ltd., Class H	556,000	732,209
China Literature Ltd. * (a)	34,400	122,879
China Longyuan Power Group Corp. Ltd., Class A	28,400	71,338
China Longyuan Power Group Corp. Ltd., Class H	266,000	186,342
China Medical System Holdings Ltd.	99,000	88,392
China Mengniu Dairy Co. Ltd.	239,000	495,083
China Merchants Bank Co. Ltd., Class A	136,800	644,355
China Merchants Bank Co. Ltd., Class H	247,000	1,069,722
China Merchants Energy Shipping Co. Ltd., Class A	51,200	60,209
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	29,800	45,519
China Merchants Port Holdings Co. Ltd.	116,000	153,191
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	51,300	59,664
China Minsheng Banking Corp. Ltd., Class A	228,000	124,104
China Minsheng Banking Corp. Ltd., Class H	513,000	187,697
China National Building Material Co. Ltd., Class H	358,000	138,524
China National Nuclear Power Co. Ltd., Class A	118,900	151,326
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,800	60,488
China Oilfield Services Ltd., Class H	144,000	153,980
China Overseas Land & Investment Ltd.	313,500	576,487
China Pacific Insurance Group Co. Ltd., Class A	38,500	136,226
China Pacific Insurance Group Co. Ltd., Class H	197,800	433,395
China Petroleum & Chemical Corp., Class A	292,000	254,909
China Petroleum & Chemical Corp., Class H	1,760,000	1,050,547
China Power International Development Ltd.	390,000	157,379
China Railway Group Ltd., Class A	131,100	118,211
China Railway Group Ltd., Class H	286,000	141,129
China Resources Beer Holdings Co. Ltd.	124,000	565,200
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Resources Gas Group Ltd.	70,900	222,837
China Resources Land Ltd.	222,500	800,074
China Resources Mixc Lifestyle Services Ltd. (a)	57,200	201,331
China Resources Pharmaceutical Group Ltd. (a)	148,000	95,706
China Resources Power Holdings Co. Ltd.	140,000	348,160
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,400	52,912
China Shenhua Energy Co. Ltd., Class A	57,000	312,549
China Shenhua Energy Co. Ltd., Class H	252,500	1,047,994
China Southern Airlines Co. Ltd., Class A *	91,200	71,118
China Suntien Green Energy Corp. Ltd., Class A	119,800	141,803
China Taiping Insurance Holdings Co. Ltd.	136,800	125,078
China Three Gorges Renewables Group Co. Ltd., Class A	182,400	117,742
China Tourism Group Duty Free Corp. Ltd., Class A	17,100	175,150
China Tourism Group Duty Free Corp. Ltd., Class H (a)	8,400	73,972
China Tower Corp. Ltd., Class H (a)	3,244,000	379,741
China Vanke Co. Ltd., Class A	62,700	63,712
China Vanke Co. Ltd., Class H	176,700	103,632
China Yangtze Power Co. Ltd., Class A	153,900	547,180
Chongqing Changan Automobile Co. Ltd., Class A	57,000	115,084
Chow Tai Fook Jewellery Group Ltd.	130,800	177,973
CITIC Ltd.	476,000	450,488
CITIC Securities Co. Ltd., Class A	79,800	207,674
CITIC Securities Co. Ltd., Class H	142,500	226,876
CMOC Group Ltd., Class A	114,000	139,931
CMOC Group Ltd., Class H	255,000	239,244
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	22,000	48,315
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	116,000	136,041
COSCO SHIPPING Holdings Co. Ltd., Class H	220,000	284,643
Country Garden Holdings Co. Ltd. ‡ * (b)	148,000	9,176
Country Garden Services Holdings Co. Ltd.	173,000	115,415
CSC Financial Co. Ltd., Class A	26,700	81,821
CSPC Pharmaceutical Group Ltd.	650,000	533,736
Daqin Railway Co. Ltd., Class A	95,500	91,107
East Buy Holding Ltd. * (a)	33,000	69,769
ENN Energy Holdings Ltd.	59,500	506,963
ENN Natural Gas Co. Ltd., Class A	19,400	48,251
Everdisplay Optronics Shanghai Co. Ltd., Class A *	726,961	223,489
Far East Horizon Ltd.	140,000	104,158
INVESTMENTS	SHARES	VALUE($)

China — continued
Flat Glass Group Co. Ltd., Class A	11,700	42,744
Flat Glass Group Co. Ltd., Class H	38,000	91,533
Focus Media Information Technology Co. Ltd., Class A	107,300	95,881
Foshan Haitian Flavouring & Food Co. Ltd., Class A	39,960	215,447
Foxconn Industrial Internet Co. Ltd., Class A	61,000	201,208
Full Truck Alliance Co. Ltd., ADR	51,471	443,165
Fuyao Glass Industry Group Co. Ltd., Class A	11,300	77,561
Fuyao Glass Industry Group Co. Ltd., Class H (a)	47,200	282,589
Ganfeng Lithium Group Co. Ltd. (a)	34,400	100,877
Ganfeng Lithium Group Co. Ltd., Class A	11,600	56,144
GCL Technology Holdings Ltd.	1,576,000	233,426
GD Power Development Co. Ltd., Class A	112,300	79,223
Geely Automobile Holdings Ltd.	436,000	524,752
Genscript Biotech Corp. *	70,000	103,227
GF Securities Co. Ltd., Class H	91,200	90,857
Giant Biogene Holding Co. Ltd. * (a)	29,800	181,564
GigaDevice Semiconductor, Inc., Class A	5,800	62,457
GoerTek, Inc., Class A	21,700	47,039
Great Wall Motor Co. Ltd., Class A	19,300	69,492
Great Wall Motor Co. Ltd., Class H	173,500	262,183
Gree Electric Appliances, Inc. of Zhuhai, Class A	39,900	231,081
Guangdong Haid Group Co. Ltd., Class A	10,800	74,185
Guangdong Investment Ltd.	232,000	121,189
Guanghui Energy Co. Ltd., Class A	41,300	41,912
Guangzhou Tinci Materials Technology Co. Ltd., Class A	12,100	34,893
Guosen Securities Co. Ltd., Class A	53,900	66,529
Guoyuan Securities Co. Ltd., Class A	464,600	435,194
H World Group Ltd.	128,000	476,246
Haidilao International Holding Ltd. (a)	131,000	295,563
Haier Smart Home Co. Ltd., Class A	39,900	165,708
Haier Smart Home Co. Ltd., Class H	174,600	646,723
Hainan Airlines Holding Co. Ltd., Class A *	269,600	50,770
Haitian International Holdings Ltd.	79,000	257,291
Haitong Securities Co. Ltd., Class H	196,800	93,996
Hangzhou First Applied Material Co. Ltd., Class A	11,900	44,420
Hansoh Pharmaceutical Group Co. Ltd. (a)	84,000	185,614
Henan Shuanghui Investment & Development Co. Ltd., Class A	19,100	70,937
Hengan International Group Co. Ltd.	57,500	193,037
Hengli Petrochemical Co. Ltd., Class A *	43,400	92,501
Hisense Home Appliances Group Co. Ltd.	28,000	117,117
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hoyuan Green Energy Co. Ltd.	7,906	23,910
Hua Hong Semiconductor Ltd. * (a)	59,000	116,272
Huadian Power International Corp. Ltd., Class A	53,000	49,318
Huadian Power International Corp. Ltd., Class H	130,000	71,126
Huadong Medicine Co. Ltd., Class A	11,300	51,242
Hualan Biological Engineering, Inc., Class A	10,300	27,603
Huaneng Power International, Inc., Class A *	74,100	95,455
Huaneng Power International, Inc., Class H *	342,000	217,683
Huatai Securities Co. Ltd., Class A	45,300	85,523
Huatai Securities Co. Ltd., Class H (a)	125,400	148,301
Huaxia Bank Co. Ltd., Class A	100,400	92,762
Huayu Automotive Systems Co. Ltd., Class A	92,700	210,115
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,800	100,001
Hundsun Technologies, Inc., Class A	17,100	48,227
Hygeia Healthcare Holdings Co. Ltd. (a)	27,400	113,092
IEIT Systems Co. Ltd., Class A	9,600	53,443
Iflytek Co. Ltd., Class A	17,200	106,147
Industrial & Commercial Bank of China Ltd., Class A	646,000	483,052
Industrial & Commercial Bank of China Ltd., Class H	5,457,000	2,926,199
Industrial Bank Co. Ltd., Class A	136,800	317,205
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	278,900	61,305
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	45,600	179,393
Inner Mongolia Yitai Coal Co. Ltd., Class B	76,000	147,708
Innovent Biologics, Inc. * (a)	96,500	467,153
iQIYI, Inc., ADR *	35,064	170,060
JA Solar Technology Co. Ltd., Class A *	22,800	44,636
JD Health International, Inc. * (a)	78,550	267,920
JD Logistics, Inc. * (a)	176,900	191,463
JD.com, Inc., Class A	185,500	2,672,753
Jiangsu Eastern Shenghong Co. Ltd., Class A	40,600	55,388
Jiangsu Expressway Co. Ltd., Class H	92,000	90,226
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,500	59,736
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	45,600	289,071
Jiangsu King's Luck Brewery JSC Ltd., Class A	8,000	63,156
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,500	150,279
Jiangsu Zhongtian Technology Co. Ltd., Class A	21,600	40,232
Jiangxi Copper Co. Ltd., Class H	95,000	193,480
Jinko Solar Co. Ltd., Class A	56,090	58,199
JiuGui Liquor Co. Ltd., Class A	5,900	41,402
Jointown Pharmaceutical Group Co. Ltd., Class A	139,451	157,515
INVESTMENTS	SHARES	VALUE($)

China — continued
KE Holdings, Inc., Class A	171,500	877,097
Kingboard Holdings Ltd.	57,000	125,273
Kingdee International Software Group Co. Ltd. *	229,000	241,601
Kingsoft Corp. Ltd.	75,200	244,324
Kuaishou Technology * (a)	176,100	1,234,586
Kunlun Energy Co. Ltd.	276,000	267,549
Kweichow Moutai Co. Ltd., Class A	7,100	1,661,818
Lenovo Group Ltd.	542,000	609,620
Li Auto, Inc., Class A *	77,700	1,018,018
Li Ning Co. Ltd.	184,500	482,997
Liaoning Cheng Da Co. Ltd., Class A	51,900	73,946
Liaoning Port Co. Ltd., Class A	2,144,800	425,413
Longfor Group Holdings Ltd. (a)	153,500	227,356
LONGi Green Energy Technology Co. Ltd., Class A	51,300	128,236
Luxshare Precision Industry Co. Ltd., Class A	45,600	182,470
Luzhou Laojiao Co. Ltd., Class A	9,300	237,639
Meituan * (a)	404,300	5,520,527
Microport Scientific Corp. *	58,400	46,445
MINISO Group Holding Ltd.	31,600	178,257
Minth Group Ltd.	74,000	126,141
Montage Technology Co. Ltd., Class A	7,295	50,577
Muyuan Foods Co. Ltd., Class A	39,900	239,509
NARI Technology Co. Ltd., Class A	54,880	177,195
NAURA Technology Group Co. Ltd., Class A	3,700	161,741
NetEase, Inc.	132,500	2,483,665
New China Life Insurance Co. Ltd., Class A	13,200	56,984
New China Life Insurance Co. Ltd., Class H	69,000	132,325
New Hope Liuhe Co. Ltd., Class A *	391,500	480,500
New Oriental Education & Technology Group, Inc. *	109,000	866,110
Ningbo Deye Technology Co. Ltd., Class A	2,440	31,344
Ningbo Tuopu Group Co. Ltd., Class A	7,100	60,990
Ningxia Baofeng Energy Group Co. Ltd., Class A	45,100	102,916
NIO, Inc., Class A *	112,000	529,148
Nongfu Spring Co. Ltd., Class H (a)	134,400	789,589
PDD Holdings, Inc., ADR *	47,779	5,980,975
People.cn Co. Ltd., Class A	6,200	21,092
People's Insurance Co. Group of China Ltd. (The), Class H	644,000	211,377
PetroChina Co. Ltd., Class H	1,576,000	1,468,425
PICC Property & Casualty Co. Ltd., Class H	516,000	641,070
Ping An Bank Co. Ltd., Class A	125,400	186,063
Ping An Healthcare and Technology Co. Ltd. * (a)	44,000	62,209
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Ping An Insurance Group Co. of China Ltd., Class A	71,300	404,605
Ping An Insurance Group Co. of China Ltd., Class H	473,000	2,143,675
Poly Developments and Holdings Group Co. Ltd., Class A	79,800	97,743
Pop Mart International Group Ltd. (a)	48,200	206,269
Postal Savings Bank of China Co. Ltd., Class A	249,700	164,963
Postal Savings Bank of China Co. Ltd., Class H (a)	728,000	377,215
Power Construction Corp. of China Ltd., Class A	114,000	79,630
Qingdao Rural Commercial Bank Corp., Class A *	1,018,400	397,918
Qinghai Salt Lake Industry Co. Ltd., Class A *	39,900	90,991
Remegen Co. Ltd., Class H * (a)	13,500	47,623
Rongsheng Petrochemical Co. Ltd., Class A	68,400	105,465
SAIC Motor Corp. Ltd., Class A	57,300	117,126
Sanan Optoelectronics Co. Ltd., Class A	31,200	53,670
Sany Heavy Equipment International Holdings Co. Ltd.	82,000	57,620
Sany Heavy Industry Co. Ltd., Class A	57,000	127,861
Seres Group Co. Ltd., Class A *	9,800	121,938
SF Holding Co. Ltd., Class A	34,300	170,799
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	626,100	383,495
Shaanxi Coal Industry Co. Ltd., Class A	62,700	211,983
Shandong Gold Mining Co. Ltd., Class A	22,800	89,998
Shandong Gold Mining Co. Ltd., Class H (a)	51,750	111,822
Shandong Hi-Speed Holdings Group Ltd. * (b)	142,000	129,244
Shandong Nanshan Aluminum Co. Ltd., Class A	138,800	68,276
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	191,200	130,519
Shanghai Baosight Software Co. Ltd., Class A	11,600	65,421
Shanghai Baosight Software Co. Ltd., Class B	47,720	101,943
Shanghai Electric Group Co. Ltd., Class A *	459,600	272,320
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	37,000	58,085
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	22,000	30,378
Shanghai International Airport Co. Ltd., Class A *	17,300	89,584
Shanghai Jahwa United Co. Ltd., Class A	38,900	111,891
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	60,800	86,400
Shanghai Pudong Development Bank Co. Ltd., Class A	188,100	199,062
Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,700	32,249
INVESTMENTS	SHARES	VALUE($)

China — continued
Shanxi Coking Coal Energy Group Co. Ltd., Class A	34,900	50,412
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	18,300	53,333
Shanxi Meijin Energy Co. Ltd., Class A *	48,200	40,227
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,500	269,657
Shennan Circuits Co. Ltd., Class A	2,900	37,133
Shenwan Hongyuan Group Co. Ltd., Class A	214,400	138,506
Shenzhen Transsion Holdings Co. Ltd., Class A	5,500	109,186
Shenzhou International Group Holdings Ltd.	62,700	616,292
Sichuan Chuantou Energy Co. Ltd., Class A	27,400	63,271
Sichuan Road and Bridge Group Co. Ltd., Class A	49,000	48,975
Silergy Corp.	26,000	345,309
Sinomach Heavy Equipment Group Co. Ltd., Class A *	1,183,100	480,118
Sinopec Oilfield Service Corp., Class A *	206,500	53,045
Sinopharm Group Co. Ltd., Class H	106,400	268,699
Sinotrans Ltd., Class H	138,000	66,153
Sinotruk Hong Kong Ltd.	52,500	130,657
Smoore International Holdings Ltd. (a)	171,000	148,926
StarPower Semiconductor Ltd., Class A	5,600	106,971
Sunny Optical Technology Group Co. Ltd.	56,800	274,783
TAL Education Group, ADR *	36,714	442,037
TBEA Co. Ltd., Class A	32,040	62,282
TCL Technology Group Corp., Class A *	118,300	77,637
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	30,900	44,272
Tencent Holdings Ltd.	462,500	20,295,980
Tencent Music Entertainment Group, Class A *	98,900	624,513
Tianqi Lithium Corp., Class A	11,500	62,261
Tingyi Cayman Islands Holding Corp.	150,000	165,555
Tongcheng Travel Holdings Ltd. * (a)	90,400	237,922
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	65,000	90,115
Tongwei Co. Ltd., Class A	34,200	102,037
Topsports International Holdings Ltd. (a)	228,000	158,340
Trip.com Group Ltd. *	41,300	2,011,614
Tsingtao Brewery Co. Ltd.	50,000	360,320
Tuhu Car, Inc. * (a)	31,000	90,749
Unigroup Guoxin Microelectronics Co. Ltd., Class A *	5,900	47,182
Uni-President China Holdings Ltd.	96,000	73,755
Unisplendour Corp. Ltd., Class A *	22,800	65,143
Vipshop Holdings Ltd., ADR	19,878	298,965
Wanhua Chemical Group Co. Ltd., Class A	22,900	280,068
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Want Want China Holdings Ltd.	393,000	224,566
Weichai Power Co. Ltd., Class A	38,100	91,248
Weichai Power Co. Ltd., Class H	154,000	314,678
Will Semiconductor Co. Ltd., Class A	10,200	142,285
Wingtech Technology Co. Ltd., Class A *	7,900	34,094
Wuliangye Yibin Co. Ltd., Class A	21,900	452,131
WUS Printed Circuit Kunshan Co. Ltd., Class A *	12,200	55,389
WuXi AppTec Co. Ltd., Class A	17,300	103,778
WuXi AppTec Co. Ltd., Class H (a)	28,500	128,281
XCMG Construction Machinery Co. Ltd., Class A	74,400	71,878
Xiamen Faratronic Co. Ltd., Class A	5,900	79,966
Xinjiang Daqo New Energy Co. Ltd., Class A *	11,587	38,984
Xinyi Glass Holdings Ltd.	129,000	137,850
Xinyi Solar Holdings Ltd.	370,000	254,584
XPeng, Inc., Class A *	92,400	374,604
Yadea Group Holdings Ltd. (a)	112,000	215,451
Yangzijiang Shipbuilding Holdings Ltd.	201,100	258,135
Yankuang Energy Group Co. Ltd., Class A	25,850	82,207
Yankuang Energy Group Co. Ltd., Class H	170,000	368,793
Yongan Futures Co. Ltd., Class A	194,501	359,920
Yuexiu Property Co. Ltd.	127,000	75,796
Yum China Holdings, Inc.	30,592	1,116,914
Yunnan Energy New Material Co. Ltd., Class A	6,100	34,909
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,700	186,266
Zhaojin Mining Industry Co. Ltd., Class H	110,000	177,147
Zhejiang Century Huatong Group Co. Ltd., Class A *	46,900	30,259
Zhejiang China Commodities City Group Co. Ltd., Class A	34,600	41,693
Zhejiang Dahua Technology Co. Ltd., Class A	21,100	52,010
Zhejiang Huayou Cobalt Co. Ltd., Class A	10,700	41,780
Zhejiang Leapmotor Technology Co. Ltd. * (a)	52,000	178,674
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	22,700	68,408
Zhejiang Zheneng Electric Power Co. Ltd., Class A *	84,500	72,575
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	53,300	89,646
Zhongsheng Group Holdings Ltd.	57,500	104,868
Zhuzhou CRRC Times Electric Co. Ltd., Class H	41,800	149,812
Zijin Mining Group Co. Ltd., Class A	115,700	278,075
Zijin Mining Group Co. Ltd., Class H	400,000	872,589
ZJLD Group, Inc. * (a)	42,000	56,784
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	118,400	89,890
INVESTMENTS	SHARES	VALUE($)

China — continued
ZTE Corp., Class A	27,800	109,056
ZTE Corp., Class H *	59,400	128,028
ZTO Express Cayman, Inc.	31,650	671,923
		144,202,895
Colombia — 0.2%
Banco de Bogota SA	8,721	62,912
Bancolombia SA	21,888	188,584
Bancolombia SA (Preference)	35,967	294,300
Ecopetrol SA	354,045	205,767
Grupo Energia Bogota SA ESP	276,812	171,817
Grupo Nutresa SA	8,336	76,497
Interconexion Electrica SA ESP	35,283	162,789
		1,162,666
Czech Republic — 0.1%
CEZ A/S	12,081	445,941
Komercni Banka A/S *	5,326	196,235
		642,176
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	181,904	273,331
Greece — 0.4%
Eurobank Ergasias Services and Holdings SA *	186,367	399,770
Hellenic Telecommunications Organization SA	15,561	236,397
JUMBO SA	8,458	263,390
Motor Oil Hellas Corinth Refineries SA	4,911	142,346
Mytilineos SA	7,493	303,992
National Bank of Greece SA *	40,753	328,796
OPAP SA	13,854	230,794
Public Power Corp. SA *	15,846	189,145
		2,094,630
Hong Kong — 0.1%
J&T Global Express Ltd. * (b)	409,400	314,009
Nine Dragons Paper Holdings Ltd. *	133,000	58,761
Orient Overseas International Ltd.	11,000	160,435
Sino Biopharmaceutical Ltd.	798,000	272,676
		805,881
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	27,214	223,335
OTP Bank Nyrt.	16,940	839,642
Richter Gedeon Nyrt.	10,343	263,385
		1,326,362
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — 20.4%
ABB India Ltd.	4,161	325,819
ACC Ltd.	6,669	201,801
Adani Energy Solutions Ltd. *	27,401	350,082
Adani Enterprises Ltd.	30,599	1,118,094
Adani Green Energy Ltd. *	29,181	627,060
Adani Ports & Special Economic Zone Ltd.	67,830	1,074,565
Adani Power Ltd. *	72,198	528,116
Adani Total Gas Ltd.	21,888	244,169
Alkem Laboratories Ltd.	4,631	268,141
Ambuja Cements Ltd.	54,861	406,712
Apollo Hospitals Enterprise Ltd.	8,105	576,469
Ashok Leyland Ltd.	114,399	263,452
Asian Paints Ltd.	55,057	1,893,847
Astral Ltd.	8,877	224,670
AU Small Finance Bank Ltd. (a)	25,992	196,933
Aurobindo Pharma Ltd.	24,394	336,664
Avenue Supermarts Ltd. * (a)	13,303	734,060
Axis Bank Ltd.	170,554	2,380,609
Bajaj Auto Ltd.	5,081	542,437
Bajaj Finance Ltd.	18,899	1,567,714
Bajaj Finserv Ltd.	28,600	552,478
Balkrishna Industries Ltd.	6,441	187,151
Bandhan Bank Ltd. (a)	60,249	135,638
Bank of Baroda	77,442	260,385
Berger Paints India Ltd.	22,366	136,241
Bharat Electronics Ltd.	267,643	748,430
Bharat Forge Ltd.	20,349	309,634
Bharat Petroleum Corp. Ltd.	74,804	544,317
Bharti Airtel Ltd.	173,925	2,753,005
Biocon Ltd.	35,896	128,253
Bosch Ltd.	652	229,231
Britannia Industries Ltd. *	9,956	569,037
Canara Bank	27,166	201,930
CG Power & Industrial Solutions Ltd.	47,959	317,557
Cholamandalam Investment and Finance Co. Ltd.	31,808	454,033
Cipla Ltd.	41,513	694,940
Coal India Ltd.	168,740	917,430
Colgate-Palmolive India Ltd.	9,979	337,706
Container Corp. of India Ltd.	21,774	267,448
Cummins India Ltd.	10,155	397,609
Dabur India Ltd.	47,988	291,676
Divi's Laboratories Ltd.	10,137	485,383
DLF Ltd.	61,904	659,563
Dr Reddy's Laboratories Ltd.	9,633	714,842
INVESTMENTS	SHARES	VALUE($)

India — continued
Eicher Motors Ltd.	11,058	608,783
Embassy Office Parks, REIT	48,279	208,123
FSN E-Commerce Ventures Ltd. *	89,796	189,570
GAIL India Ltd.	209,133	522,439
Godrej Consumer Products Ltd.	30,039	438,403
Godrej Properties Ltd. *	9,234	291,854
Grasim Industries Ltd.	28,806	830,568
Havells India Ltd.	16,541	329,208
HCL Technologies Ltd.	79,767	1,301,398
HDFC Asset Management Co. Ltd. (a)	7,702	359,059
HDFC Bank Ltd.	419,911	7,625,833
HDFC Life Insurance Co. Ltd. (a)	73,312	511,721
Hero MotoCorp Ltd.	9,864	535,340
Hindalco Industries Ltd.	112,117	862,266
Hindustan Aeronautics Ltd. (a)	13,916	656,718
Hindustan Petroleum Corp. Ltd.	49,578	294,083
Hindustan Unilever Ltd.	66,929	1,787,481
ICICI Bank Ltd.	388,358	5,351,166
ICICI Lombard General Insurance Co. Ltd. (a)	17,780	363,387
ICICI Prudential Life Insurance Co. Ltd. (a)	30,894	211,495
IDFC First Bank Ltd. *	268,728	263,741
Indian Bank	20,171	132,344
Indian Hotels Co. Ltd.	67,597	465,805
Indian Oil Corp. Ltd.	281,507	568,471
Indian Railway Catering & Tourism Corp. Ltd.	26,358	327,295
Indian Railway Finance Corp. Ltd. (a)	132,881	249,366
Indraprastha Gas Ltd.	27,816	156,058
Indus Towers Ltd. *	52,659	222,867
IndusInd Bank Ltd.	43,079	781,041
Info Edge India Ltd.	5,993	433,436
Infosys Ltd.	306,347	5,172,523
InterGlobe Aviation Ltd. * (a)	10,259	489,190
ITC Ltd.	223,808	1,166,988
Jindal Steel & Power Ltd.	35,310	392,154
Jio Financial Services Ltd. *	257,451	1,159,340
JSW Energy Ltd.	42,253	318,676
JSW Steel Ltd.	96,049	1,011,967
Jubilant Foodworks Ltd.	30,381	168,313
Kotak Mahindra Bank Ltd.	81,721	1,588,280
L&T Technology Services Ltd. (a)	2,109	116,699
Larsen & Toubro Ltd.	50,355	2,164,556
Linde India Ltd.	1,595	157,453
LTIMindtree Ltd. (a)	6,903	387,713
Lupin Ltd.	19,152	377,104
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Macrotech Developers Ltd. (a)	19,152	283,689
Mahindra & Mahindra Ltd.	75,710	1,952,856
Mankind Pharma Ltd. *	5,601	158,339
Marico Ltd.	48,337	299,967
Maruti Suzuki India Ltd.	10,203	1,565,337
Max Healthcare Institute Ltd.	49,991	502,357
Mphasis Ltd.	6,273	173,253
MRF Ltd.	229	364,514
Muthoot Finance Ltd. *	8,529	175,438
Nestle India Ltd.	26,810	804,769
NHPC Ltd.	217,793	250,715
NMDC Ltd.	90,858	275,724
NTPC Ltd.	354,508	1,540,669
Oil & Natural Gas Corp. Ltd.	299,345	1,010,516
One 97 Communications Ltd. *	20,450	91,148
Oracle Financial Services Software Ltd.	1,757	159,497
Page Industries Ltd.	457	190,242
Patanjali Foods Ltd.	7,404	133,714
Persistent Systems Ltd.	7,924	318,767
Petronet LNG Ltd.	59,622	221,305
PI Industries Ltd.	6,170	269,660
Pidilite Industries Ltd.	19,279	703,188
Polycab India Ltd.	4,536	307,816
Power Finance Corp. Ltd.	98,691	520,225
Power Grid Corp. of India Ltd.	338,638	1,221,392
Procter & Gamble Hygiene & Health Care Ltd.	761	147,485
Punjab National Bank	164,892	278,092
REC Ltd.	86,623	524,736
Reliance Industries Ltd.	306,555	10,761,389
Samvardhana Motherson International Ltd.	197,587	309,443
SBI Cards & Payment Services Ltd.	22,572	196,570
SBI Life Insurance Co. Ltd. (a)	30,660	527,487
Shree Cement Ltd.	1,206	353,080
Shriram Finance Ltd.	21,307	650,079
Siemens Ltd.	6,667	465,814
Solar Industries India Ltd.	1,915	205,352
Sona Blw Precision Forgings Ltd. (a)	31,455	235,124
SRF Ltd.	11,150	349,260
Star Health & Allied Insurance Co. Ltd. *	15,531	106,353
State Bank of India	133,449	1,318,203
Steel Authority of India Ltd.	110,956	217,213
Sun Pharmaceutical Industries Ltd.	87,939	1,579,839
Sundaram Finance Ltd.	7,547	428,547
Supreme Industries Ltd.	4,521	273,813
INVESTMENTS	SHARES	VALUE($)

India — continued
Tata Communications Ltd.	8,758	181,265
Tata Consultancy Services Ltd.	74,928	3,419,723
Tata Consumer Products Ltd.	45,563	603,357
Tata Elxsi Ltd.	2,736	230,985
Tata Motors Ltd.	134,143	1,617,639
Tata Motors Ltd., Class A	33,962	277,024
Tata Power Co. Ltd. (The)	131,046	703,292
Tata Steel Ltd.	619,119	1,220,397
Tech Mahindra Ltd.	52,465	790,318
Titan Co. Ltd.	30,254	1,298,118
Torrent Pharmaceuticals Ltd.	7,752	244,881
Tube Investments of India Ltd.	9,236	414,314
TVS Motor Co. Ltd.	17,679	435,300
UltraTech Cement Ltd.	8,861	1,056,802
Union Bank of India Ltd.	110,837	204,305
United Spirits Ltd.	23,655	332,771
UPL Ltd.	40,859	247,974
Varun Beverages Ltd.	35,899	635,047
Vedanta Ltd.	88,749	423,569
Vodafone Idea Ltd. *	749,740	117,849
Voltas Ltd.	18,126	319,674
Wipro Ltd.	106,833	588,343
Yes Bank Ltd. *	1,513,687	473,429
Zomato Ltd. *	438,758	1,012,622
Zydus Lifesciences Ltd.	18,947	216,409
		117,193,989
Indonesia — 1.9%
Adaro Energy Indonesia Tbk. PT	1,117,200	185,676
Adaro Minerals Indonesia Tbk. PT *	502,100	41,533
Amman Mineral Internasional PT *	925,800	551,277
Aneka Tambang Tbk.	735,200	73,902
Astra International Tbk. PT	1,613,100	509,023
Avia Avian Tbk. PT	1,413,600	44,338
Bank Central Asia Tbk. PT	4,151,800	2,496,413
Bank Mandiri Persero Tbk. PT	2,749,300	1,162,066
Bank Negara Indonesia Persero Tbk. PT	1,185,600	381,452
Bank Rakyat Indonesia Persero Tbk. PT	4,838,500	1,464,631
Barito Pacific Tbk. PT	2,171,700	135,715
Bayan Resources Tbk. PT	637,900	743,432
Bukit Asam Tbk. PT	308,100	57,413
Capital Financial Indonesia Tbk. PT *	1,342,000	42,505
Charoen Pokphand Indonesia Tbk. PT	570,000	173,524
Dayamitra Telekomunikasi PT	1,410,500	49,446
Elang Mahkota Teknologi Tbk. PT	3,163,500	74,846
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
GoTo Gojek Tokopedia Tbk. PT *	8,294,000	31,901
Indah Kiat Pulp & Paper Tbk. PT	205,200	118,104
Indocement Tunggal Prakarsa Tbk. PT	148,200	70,492
Indofood CBP Sukses Makmur Tbk. PT	171,000	114,300
Indofood Sukses Makmur Tbk. PT	353,400	135,840
Indosat Tbk. PT	98,800	66,839
Kalbe Farma Tbk. PT	1,511,100	135,218
Merdeka Battery Materials Tbk. PT *	2,228,500	75,380
Merdeka Copper Gold Tbk. PT *	1,094,400	176,260
Mitra Keluarga Karyasehat Tbk. PT (a)	433,200	77,262
Pantai Indah Kapuk Dua Tbk. PT *	120,400	36,485
Petrindo Jaya Kreasi Tbk. PT *	125,300	57,410
Sarana Menara Nusantara Tbk. PT	1,722,800	85,119
Semen Indonesia Persero Tbk. PT	262,200	75,211
Sumber Alfaria Trijaya Tbk. PT	1,516,200	273,214
Telkom Indonesia Persero Tbk. PT	3,700,700	717,412
Trimegah Bangun Persada Tbk. PT	678,100	40,357
Unilever Indonesia Tbk. PT	450,300	72,520
United Tractors Tbk. PT	159,200	242,636
Vale Indonesia Tbk. PT	157,800	41,245
		10,830,397
Kuwait — 0.8%
Agility Public Warehousing Co. KSC ‡ *	292,344	11,853
Agility Public Warehousing Co. KSC	146,172	149,514
Boubyan Bank KSCP	126,096	240,564
Gulf Bank KSCP	294,000	245,614
Kuwait Finance House KSCP	771,175	1,798,980
Mabanee Co. KPSC	52,688	134,796
Mobile Telecommunications Co. KSCP	164,483	259,949
National Bank of Kuwait SAKP	622,522	1,744,637
		4,585,907
Luxembourg — 0.0% ^
Reinet Investments SCA	9,950	233,836
Malaysia — 1.6%
AMMB Holdings Bhd.	171,000	150,313
Axiata Group Bhd.	356,800	211,272
CELCOMDIGI Bhd.	296,500	257,368
CIMB Group Holdings Bhd.	606,100	837,648
Dialog Group Bhd.	467,400	235,452
Gamuda Bhd.	256,500	285,388
Genting Bhd.	162,100	153,214
Genting Malaysia Bhd.	307,800	169,790
Hong Leong Bank Bhd.	55,000	222,114
INVESTMENTS	SHARES	VALUE($)

Malaysia — continued
IHH Healthcare Bhd.	245,100	325,088
IOI Corp. Bhd.	245,100	208,632
Kuala Lumpur Kepong Bhd.	44,300	213,982
Malayan Banking Bhd.	546,500	1,113,584
Malaysia Airports Holdings Bhd.	85,700	179,362
Maxis Bhd.	221,300	169,978
MISC Bhd.	163,600	272,867
MR DIY Group M Bhd. (a)	444,600	145,328
Petronas Chemicals Group Bhd.	220,700	313,535
Petronas Dagangan Bhd.	28,600	130,041
Petronas Gas Bhd.	74,400	280,608
PPB Group Bhd.	56,100	185,021
Press Metal Aluminium Holdings Bhd.	307,800	346,336
Public Bank Bhd.	1,136,500	980,240
RHB Bank Bhd.	288,300	331,863
Sime Darby Bhd.	246,600	144,370
Sime Darby Plantation Bhd.	286,600	267,644
Telekom Malaysia Bhd.	181,100	234,889
Tenaga Nasional Bhd.	331,500	830,747
YTL Power International Bhd.	201,100	192,784
		9,389,458
Mexico — 2.1%
Arca Continental SAB de CV	36,538	355,467
Becle SAB de CV	35,710	72,563
Cemex SAB de CV *	1,083,174	856,764
Coca-Cola Femsa SAB de CV	39,268	388,743
El Puerto de Liverpool SAB de CV, Class C1	14,784	118,207
Fibra Uno Administracion SA de CV, REIT	228,513	327,081
Fomento Economico Mexicano SAB de CV	119,730	1,408,181
Gruma SAB de CV, Class B	13,485	264,501
Grupo Aeroportuario del Pacifico SAB de CV, Class B	28,699	524,299
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,575	467,457
Grupo Bimbo SAB de CV	100,859	421,670
Grupo Carso SAB de CV	37,295	291,729
Grupo Elektra SAB de CV	3,858	248,856
Grupo Financiero Banorte SAB de CV, Class O	215,580	2,138,339
Grupo Financiero Inbursa SAB de CV, Class O *	133,677	368,396
Grupo Mexico SAB de CV	234,563	1,449,489
Industrias Penoles SAB de CV *	14,047	200,954
Kimberly-Clark de Mexico SAB de CV, Class A	112,005	233,808
Operadora De Sites Mexicanos SAB de CV	86,024	97,118
Orbia Advance Corp. SAB de CV	74,054	121,213
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Promotora y Operadora de Infraestructura SAB de CV	17,344	173,726
Wal-Mart de Mexico SAB de CV	379,282	1,413,666
		11,942,227
Peru — 0.2%
Credicorp Ltd.	5,089	842,789
Enel Distribucion Peru SAA	40,568	38,041
InRetail Peru Corp. (a)	2,523	80,736
		961,566
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	178,820	130,009
ACEN Corp.	698,900	50,208
Ayala Corp.	19,950	212,386
Ayala Land, Inc.	478,800	237,351
Bank of the Philippine Islands	157,510	347,638
BDO Unibank, Inc.	160,480	411,697
GT Capital Holdings, Inc.	6,440	71,291
International Container Terminal Services, Inc.	64,410	369,054
JG Summit Holdings, Inc.	243,000	141,968
Jollibee Foods Corp.	35,340	143,695
Manila Electric Co.	22,230	141,996
Metropolitan Bank & Trust Co.	255,670	309,360
Monde Nissin Corp. (a)	575,700	106,162
PLDT, Inc.	6,840	159,292
SM Investments Corp.	36,540	600,898
SM Prime Holdings, Inc.	917,700	444,009
Universal Robina Corp.	69,540	124,229
		4,001,243
Qatar — 0.9%
Commercial Bank PSQC (The)	254,277	290,034
Dukhan Bank	191,749	202,808
Industries Qatar QSC	221,639	743,595
Masraf Al Rayan QSC	513,985	354,609
Mesaieed Petrochemical Holding Co.	324,991	171,304
Ooredoo QPSC	87,411	239,834
Qatar Electricity & Water Co. QSC	44,396	186,245
Qatar Fuel QSC	59,467	236,169
Qatar Gas Transport Co. Ltd.	264,269	289,692
Qatar International Islamic Bank QSC	92,682	256,078
Qatar Islamic Bank SAQ	135,007	677,995
Qatar National Bank QPSC	332,158	1,264,621
		4,912,984
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — 3.8%
ACWA Power Co.	10,039	1,067,461
Advanced Petrochemical Co.	10,089	115,026
Al Rajhi Bank	146,766	3,121,605
Alinma Bank	91,143	808,487
Almarai Co. JSC	19,836	300,401
Arabian Drilling Co.	2,035	83,015
Arabian Internet & Communications Services Co.	2,052	189,767
Bank Al-Jazira *	39,900	172,009
Banque Saudi Fransi	46,968	458,310
Bupa Arabia for Cooperative Insurance Co.	5,548	356,790
Dr Sulaiman Al Habib Medical Services Group Co.	6,867	567,817
Elm Co.	1,804	439,119
Etihad Etisalat Co.	29,982	415,684
Jarir Marketing Co.	46,740	168,476
Mouwasat Medical Services Co.	7,396	265,030
Nahdi Medical Co.	3,135	115,415
Rabigh Refining & Petrochemical Co. *	31,232	62,615
Riyad Bank	116,136	856,321
SABIC Agri-Nutrients Co.	18,180	560,224
Sahara International Petrochemical Co.	28,557	261,005
Saudi Arabian Mining Co. *	90,673	1,222,298
Saudi Arabian Oil Co. (a)	326,110	2,613,026
Saudi Aramco Base Oil Co.	3,984	160,500
Saudi Awwal Bank	74,933	813,166
Saudi Basic Industries Corp.	67,393	1,518,387
Saudi Electricity Co.	62,928	311,767
Saudi Industrial Investment Group	29,412	181,581
Saudi Investment Bank (The)	50,225	225,607
Saudi Kayan Petrochemical Co. *	58,425	145,961
Saudi National Bank (The)	218,097	2,183,252
Saudi Tadawul Group Holding Co.	3,819	269,540
Saudi Telecom Co.	135,722	1,361,873
Savola Group (The)	23,598	317,101
Yanbu National Petrochemical Co.	21,888	226,202
		21,934,838
South Africa — 2.5%
Absa Group Ltd.	65,541	506,533
African Rainbow Minerals Ltd.	8,984	92,806
Anglo American Platinum Ltd.	4,243	147,805
Aspen Pharmacare Holdings Ltd.	28,730	342,341
Bid Corp. Ltd.	24,996	573,170
Bidvest Group Ltd. (The)	26,118	341,704
Capitec Bank Holdings Ltd.	7,681	950,623
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Clicks Group Ltd.	17,808	275,835
Discovery Ltd.	38,712	247,313
Exxaro Resources Ltd.	19,152	183,497
FirstRand Ltd.	409,586	1,413,953
Gold Fields Ltd.	66,951	1,083,111
Growthpoint Properties Ltd., REIT	263,338	153,067
Impala Platinum Holdings Ltd.	67,830	301,949
Kumba Iron Ore Ltd.	4,332	106,686
Mr Price Group Ltd.	18,721	173,968
MTN Group Ltd.	135,334	651,315
Naspers Ltd., Class N	13,861	2,656,665
Nedbank Group Ltd.	32,697	397,568
Northam Platinum Holdings Ltd.	27,704	184,186
Old Mutual Ltd.	360,811	211,258
OUTsurance Group Ltd.	63,282	136,407
Pepkor Holdings Ltd. (a)	138,742	130,882
Remgro Ltd.	40,623	265,284
Sanlam Ltd.	132,459	479,155
Sasol Ltd.	44,307	311,271
Shoprite Holdings Ltd.	35,933	479,429
Sibanye Stillwater Ltd.	211,942	241,900
Standard Bank Group Ltd.	99,915	938,278
Vodacom Group Ltd.	41,674	200,274
Woolworths Holdings Ltd.	69,061	220,709
		14,398,942
South Korea — 11.6%
Amorepacific Corp.	2,337	284,846
BGF retail Co. Ltd.	756	71,272
BNK Financial Group, Inc.	23,153	139,786
Celltrion, Inc.	10,975	1,490,234
CJ CheilJedang Corp.	645	156,340
CJ Corp.	1,169	107,201
CosmoAM&T Co. Ltd. *	1,809	195,369
Coway Co. Ltd.	4,275	171,284
DB Insurance Co. Ltd.	3,343	234,494
Doosan Bobcat, Inc.	4,156	155,330
Doosan Enerbility Co. Ltd. *	34,419	415,588
Ecopro BM Co. Ltd. *	3,575	607,695
Ecopro Co. Ltd. *	7,475	565,031
F&F Co. Ltd.	1,425	67,455
GS Holdings Corp.	5,577	180,314
Hana Financial Group, Inc.	21,565	909,543
Hanjin Kal Corp.	2,816	120,858
Hankook Tire & Technology Co. Ltd.	5,571	236,390
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Hanmi Pharm Co. Ltd.	513	116,863
Hanmi Semiconductor Co. Ltd.	3,964	377,479
Hanwha Aerospace Co. Ltd.	2,622	398,273
Hanwha Ocean Co. Ltd. *	5,153	118,655
Hanwha Solutions Corp.	8,778	159,761
HD Hyundai Co. Ltd.	3,629	175,691
HD Hyundai Heavy Industries Co. Ltd. *	1,596	157,845
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,225	304,493
HLB, Inc. *	9,229	737,398
HMM Co. Ltd.	20,041	228,811
Hotel Shilla Co. Ltd.	2,624	112,407
HYBE Co. Ltd.	1,409	204,384
Hyundai Engineering & Construction Co. Ltd.	5,700	145,209
Hyundai Glovis Co. Ltd.	1,392	182,227
Hyundai Marine & Fire Insurance Co. Ltd.	4,528	102,215
Hyundai Mobis Co. Ltd.	4,582	749,612
Hyundai Motor Co.	10,784	1,939,782
Hyundai Motor Co. (Preference)	2,600	297,096
Hyundai Motor Co. (Preference)	1,642	186,843
Hyundai Rotem Co. Ltd.	5,700	152,822
Hyundai Steel Co.	6,504	151,029
Industrial Bank of Korea	22,800	229,221
Kakao Corp.	22,880	794,597
KakaoBank Corp.	26,348	472,573
Kakaopay Corp. *	1,938	48,840
Kangwon Land, Inc.	9,791	108,192
KB Financial Group, Inc.	28,520	1,546,837
Kia Corp.	18,430	1,561,438
Korea Aerospace Industries Ltd.	5,700	212,240
Korea Electric Power Corp. *	19,199	293,097
Korea Investment Holdings Co. Ltd.	3,245	156,842
Korea Zinc Co. Ltd.	932	310,463
Korean Air Lines Co. Ltd.	14,277	215,300
Krafton, Inc. *	2,284	393,092
KT&G Corp.	7,725	497,767
Kum Yang Co. Ltd. *	2,290	153,654
Kumho Petrochemical Co. Ltd.	1,368	136,065
L&F Co. Ltd. *	1,931	225,888
LG Chem Ltd.	3,521	1,011,754
LG Chem Ltd. (Preference)	570	109,395
LG Corp.	8,281	472,497
LG Display Co. Ltd. *	21,926	165,959
LG Electronics, Inc.	8,073	537,679
LG Energy Solution Ltd. *	3,185	886,128
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
LG H&H Co. Ltd.	741	223,269
LG Innotek Co. Ltd.	1,083	172,146
LG Uplus Corp.	15,771	112,014
Lotte Chemical Corp.	1,482	114,525
Meritz Financial Group, Inc.	7,163	409,562
Mirae Asset Securities Co. Ltd.	18,065	98,456
NAVER Corp.	10,794	1,423,724
NCSoft Corp.	1,254	158,443
Netmarble Corp. * (a)	2,052	82,161
Orion Corp.	1,995	133,513
Pan Ocean Co. Ltd.	18,926	55,952
Pearl Abyss Corp. *	2,964	68,108
Posco DX Co. Ltd.	3,917	113,831
POSCO Future M Co. Ltd.	2,379	478,602
POSCO Holdings, Inc.	5,176	1,494,212
Posco International Corp.	2,812	92,744
Samsung Biologics Co. Ltd. * (a)	1,368	768,895
Samsung C&T Corp.	6,536	704,798
Samsung E&A Co. Ltd. *	12,186	231,038
Samsung Electro-Mechanics Co. Ltd.	4,120	459,559
Samsung Electronics Co. Ltd.	378,933	21,063,612
Samsung Electronics Co. Ltd. (Preference)	61,522	2,872,531
Samsung Fire & Marine Insurance Co. Ltd.	2,341	523,976
Samsung Heavy Industries Co. Ltd. *	54,037	366,125
Samsung Life Insurance Co. Ltd.	7,247	456,655
Samsung SDI Co. Ltd.	3,890	1,203,835
Samsung SDS Co. Ltd.	2,955	339,468
Samsung Securities Co. Ltd.	4,986	136,397
Shinhan Financial Group Co. Ltd.	36,537	1,227,545
SK Biopharmaceuticals Co. Ltd. *	2,223	139,849
SK Bioscience Co. Ltd. *	1,939	81,667
SK Hynix, Inc.	40,602	5,010,518
SK IE Technology Co. Ltd. * (a)	2,223	94,088
SK Innovation Co. Ltd. *	4,484	355,722
SK Square Co. Ltd. *	6,532	358,884
SK Telecom Co. Ltd.	8,550	316,194
SK, Inc.	2,752	327,935
SKC Co. Ltd. *	1,596	126,144
S-Oil Corp.	3,306	172,605
Woori Financial Group, Inc.	47,726	489,083
Yuhan Corp.	4,369	227,264
		66,933,092
Taiwan — 16.8%
Accton Technology Corp.	40,000	560,376
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
Acer, Inc.	239,000	328,853
Advanced Energy Solution Holding Co. Ltd.	4,000	76,843
Advantech Co. Ltd.	38,196	444,274
Alchip Technologies Ltd.	6,000	565,890
ASE Technology Holding Co. Ltd.	250,000	1,124,649
Asia Cement Corp.	192,000	257,512
Asustek Computer, Inc.	53,000	694,976
AUO Corp.	531,000	296,914
Catcher Technology Co. Ltd.	52,000	347,343
Cathay Financial Holding Co. Ltd.	740,000	1,144,302
Chailease Holding Co. Ltd.	123,200	649,789
Chang Hwa Commercial Bank Ltd.	459,450	256,911
Cheng Shin Rubber Industry Co. Ltd.	174,000	251,209
Chicony Electronics Co. Ltd.	52,000	321,912
China Airlines Ltd.	230,000	147,292
China Development Financial Holding Corp. *	1,152,000	481,587
China Steel Corp.	967,000	736,682
Chunghwa Telecom Co. Ltd.	238,000	904,599
Compal Electronics, Inc.	313,000	341,408
CTBC Financial Holding Co. Ltd.	1,458,000	1,521,743
Delta Electronics, Inc.	153,000	1,498,374
E Ink Holdings, Inc.	66,000	421,953
E.Sun Financial Holding Co. Ltd.	1,123,149	943,785
Eclat Textile Co. Ltd.	16,000	251,746
Elite Material Co. Ltd.	23,000	286,370
eMemory Technology, Inc.	5,000	336,063
Eva Airways Corp.	206,000	223,971
Evergreen Marine Corp. Taiwan Ltd.	78,000	453,934
Far Eastern New Century Corp.	259,000	258,363
Far EasTone Telecommunications Co. Ltd.	133,000	329,895
Feng TAY Enterprise Co. Ltd.	54,360	270,285
First Financial Holding Co. Ltd.	808,260	677,583
Formosa Chemicals & Fibre Corp.	309,000	525,189
Formosa Plastics Corp.	346,000	726,924
Foxconn Technology Co. Ltd.	90,000	169,630
Fubon Financial Holding Co. Ltd.	621,000	1,313,737
Giant Manufacturing Co. Ltd.	27,000	180,632
Gigabyte Technology Co. Ltd.	44,000	396,810
Global Unichip Corp.	7,000	290,721
Globalwafers Co. Ltd.	17,000	270,116
Highwealth Construction Corp.	125,600	170,762
Hiwin Technologies Corp.	24,000	169,715
Hon Hai Precision Industry Co. Ltd.	906,000	4,312,877
Hotai Motor Co. Ltd.	35,520	674,037
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Hua Nan Financial Holdings Co. Ltd.	745,000	539,695
Innolux Corp.	685,550	298,146
Inventec Corp.	239,000	383,408
Largan Precision Co. Ltd.	7,000	466,606
Lite-On Technology Corp.	170,000	514,553
MediaTek, Inc.	116,000	3,497,537
Mega Financial Holding Co. Ltd.	837,360	1,026,111
Micro-Star International Co. Ltd.	58,000	282,212
momo.com, Inc.	8,500	114,911
Nan Ya Plastics Corp.	399,000	692,825
Nan Ya Printed Circuit Board Corp.	20,000	113,879
Nanya Technology Corp.	93,000	187,715
Nien Made Enterprise Co. Ltd.	16,000	186,982
Novatek Microelectronics Corp.	45,000	850,285
Oneness Biotech Co. Ltd.	29,163	141,301
Pegatron Corp.	158,000	471,223
PharmaEssentia Corp. *	26,000	234,353
Phison Electronics Corp.	14,000	298,847
Polaris Group *	44,000	91,858
Pou Chen Corp.	202,000	223,588
Powerchip Semiconductor Manufacturing Corp. *	238,000	166,285
Powertech Technology, Inc.	53,000	282,245
President Chain Store Corp.	43,000	361,614
Quanta Computer, Inc.	214,000	1,679,524
Radiant Opto-Electronics Corp.	35,000	213,392
Realtek Semiconductor Corp.	37,000	583,681
Ruentex Development Co. Ltd.	157,900	185,783
Ruentex Industries Ltd.	64,000	118,027
Shanghai Commercial & Savings Bank Ltd. (The)	361,000	514,141
Shin Kong Financial Holding Co. Ltd. *	1,038,000	274,300
Simplo Technology Co. Ltd.	15,000	200,312
Sino-American Silicon Products, Inc.	44,000	261,965
SinoPac Financial Holdings Co. Ltd.	925,740	622,806
Synnex Technology International Corp.	102,000	249,314
Taishin Financial Holding Co. Ltd.	891,750	490,971
Taiwan Business Bank	493,728	256,338
Taiwan Cement Corp.	486,000	477,713
Taiwan Cooperative Financial Holding Co. Ltd.	746,100	599,587
Taiwan Mobile Co. Ltd.	103,000	328,736
Taiwan Semiconductor Manufacturing Co. Ltd.	1,811,000	43,362,165
Tatung Co. Ltd. *	132,000	264,010
Teco Electric and Machinery Co. Ltd.	125,000	212,374
Tripod Technology Corp.	39,000	233,951
Unimicron Technology Corp.	99,000	547,473
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
Uni-President Enterprises Corp.	364,000	853,801
United Microelectronics Corp.	894,000	1,373,562
Vanguard International Semiconductor Corp.	69,000	180,814
Voltronic Power Technology Corp.	6,000	283,903
Walsin Lihwa Corp.	217,000	245,115
Wan Hai Lines Ltd.	115,000	178,626
Win Semiconductors Corp.	30,000	133,334
Winbond Electronics Corp.	214,000	169,715
Wistron Corp.	212,000	725,901
Wiwynn Corp.	8,000	569,113
WPG Holdings Ltd.	128,000	345,706
Yageo Corp.	30,000	572,235
Yang Ming Marine Transport Corp.	136,000	217,435
Yuanta Financial Holding Co. Ltd.	916,515	859,725
Zhen Ding Technology Holding Ltd.	57,000	201,756
		96,622,019
Thailand — 1.4%
Advanced Info Service PCL, NVDR	80,700	428,763
Airports of Thailand PCL, NVDR	320,300	562,355
B Grimm Power PCL, NVDR	98,000	67,606
Bangkok Bank PCL, NVDR	45,100	166,392
Bangkok Dusit Medical Services PCL, NVDR	356,400	278,306
Bangkok Expressway & Metro PCL, NVDR	598,500	133,606
Berli Jucker PCL, NVDR	269,600	177,774
BTS Group Holdings PCL, NVDR	541,700	92,391
Bumrungrad Hospital PCL, NVDR	30,600	201,968
Carabao Group PCL, NVDR	36,000	66,116
Central Pattana PCL, NVDR	106,100	180,940
Central Retail Corp. PCL, NVDR	239,400	221,435
CP ALL PCL, NVDR	329,500	509,247
CP Axtra PCL, NVDR	121,600	106,070
Delta Electronics Thailand PCL, NVDR	337,600	629,679
Energy Absolute PCL, NVDR	142,500	117,105
Global Power Synergy PCL, NVDR	52,400	68,698
Gulf Energy Development PCL, NVDR	408,000	440,720
Home Product Center PCL, NVDR	313,500	87,510
Indorama Ventures PCL, NVDR	227,600	146,076
Intouch Holdings PCL, NVDR	90,800	163,544
Kasikornbank PCL, NVDR	86,800	304,694
Krung Thai Bank PCL, NVDR	273,600	123,739
Krungthai Card PCL, NVDR	67,700	78,058
Land & Houses PCL, NVDR	390,400	78,359
Minor International PCL, NVDR	205,400	182,104
Osotspa PCL, NVDR	119,700	69,079
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
PTT Exploration & Production PCL, NVDR	107,600	450,123
PTT Global Chemical PCL, NVDR	131,100	129,307
PTT Oil & Retail Business PCL, NVDR	239,400	120,203
PTT PCL, NVDR	640,600	580,559
SCB X PCL, NVDR	68,400	195,876
SCG Packaging PCL, NVDR	94,800	82,529
Siam Cement PCL (The), NVDR	22,800	152,745
Siam Global House PCL, NVDR	179,504	78,057
Thai Life Insurance PCL, NVDR	237,500	58,624
Thai Oil PCL, NVDR	66,900	97,477
Tisco Financial Group PCL, NVDR	29,300	76,795
TMBThanachart Bank PCL, NVDR	2,966,300	144,543
		7,849,172
Turkey — 0.8%
Akbank TAS	243,960	449,031
Aselsan Elektronik Sanayi ve Ticaret A/S	94,392	177,060
BIM Birlesik Magazalar A/S	33,908	405,097
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	2,809	52,171
Coca-Cola Icecek A/S	5,858	131,137
Enka Insaat ve Sanayi A/S	88,229	104,612
Eregli Demir ve Celik Fabrikalari TAS	137,012	182,168
Ford Otomotiv Sanayi A/S	5,529	190,183
Gubre Fabrikalari TAS *	5,993	28,516
Haci Omer Sabanci Holding A/S *	101,800	290,601
Hektas Ticaret TAS *	189,154	88,666
KOC Holding A/S	50,606	353,299
Petkim Petrokimya Holding A/S *	97,706	62,510
Sasa Polyester Sanayi A/S *	37,435	47,715
Tofas Turk Otomobil Fabrikasi A/S	9,918	84,296
Turk Hava Yollari AO *	54,023	543,796
Turkcell Iletisim Hizmetleri A/S	94,449	235,639
Turkiye Garanti Bankasi A/S	46,264	117,780
Turkiye Is Bankasi A/S, Class C	671,615	284,313
Turkiye Petrol Rafinerileri A/S	68,095	411,687
Turkiye Sise ve Cam Fabrikalari A/S	104,709	162,641
Yapi ve Kredi Bankasi A/S	245,037	245,374
		4,648,292
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	218,153	495,357
Abu Dhabi Islamic Bank PJSC	115,539	351,062
Abu Dhabi National Oil Co. for Distribution PJSC	228,684	217,296
ADNOC Drilling Co. PJSC	132,704	139,464
ADNOC Logistics & Services	105,098	114,458
INVESTMENTS	SHARES	VALUE($)

United Arab Emirates — continued
Aldar Properties PJSC	287,622	427,569
Alpha Dhabi Holding PJSC *	104,671	402,395
Americana Restaurants International plc *	219,845	199,320
Dubai Electricity & Water Authority PJSC	673,929	431,194
Dubai Islamic Bank PJSC	224,734	340,200
Emaar Development PJSC *	62,803	142,948
Emaar Properties PJSC *	474,928	1,061,602
Emirates NBD Bank PJSC	183,994	851,615
Emirates Telecommunications Group Co. PJSC	260,489	1,205,672
Fertiglobe plc	91,438	69,300
First Abu Dhabi Bank PJSC	330,707	1,123,696
International Holding Co. PJSC *	55,269	6,011,589
Multiply Group PJSC *	251,209	157,163
Q Holding PJSC *	163,533	131,347
Salik Co. PJSC	143,925	135,582
		14,008,829
United States — 0.1%
JBS SA	50,489	228,011
Parade Technologies Ltd.	7,000	158,918
		386,929
Total Common Stocks (Cost $541,250,148)		570,498,873
Short-Term Investments — 1.3%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $6,819,830)	6,819,830	6,819,830
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $526,874)	526,874	526,874
Total Short-Term Investments (Cost $7,346,704)		7,346,704
Total Investments — 100.5% (Cost $548,596,852)		577,845,577
Liabilities in Excess of Other Assets — (0.5)%		(2,906,225)
NET ASSETS — 100.0%		574,939,352

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	April 30, 2024

NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $152,773.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Banks	17.1%
Semiconductors & Semiconductor Equipment	10.7
Oil, Gas & Consumable Fuels	5.9
Technology Hardware, Storage & Peripherals	5.6
Interactive Media & Services	4.6
Broadline Retail	4.3
Metals & Mining	3.6
Automobiles	3.0
Electronic Equipment, Instruments & Components	2.5
Chemicals	2.5
Industrial Conglomerates	2.4
Insurance	2.3
IT Services	2.3
Hotels, Restaurants & Leisure	2.2
Food Products	1.6
Beverages	1.6
Pharmaceuticals	1.4
Independent Power and Renewable Electricity Producers	1.4
Real Estate Management & Development	1.3
Electrical Equipment	1.3
Wireless Telecommunication Services	1.3
Electric Utilities	1.3
Consumer Staples Distribution & Retail	1.2
Financial Services	1.2
Diversified Telecommunication Services	1.1
Others (each less than 1.0%)	15.0
Short-Term Investments	1.3
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	85	06/21/2024	USD	4,428,075	(4,686)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 1.2%
Glencore plc	6,617,427	38,503,925
Rio Tinto plc	766,215	51,842,703
		90,346,628
Austria — 0.5%
ANDRITZ AG	48,580	2,651,667
BAWAG Group AG (a)	59,013	3,523,713
Erste Group Bank AG	253,961	11,843,495
EVN AG	25,567	785,767
Mondi plc	316,520	6,007,760
OMV AG	102,274	4,853,042
Raiffeisen Bank International AG	111,626	2,061,604
Strabag SE	8,902	379,059
Telekom Austria AG	98,095	842,730
Verbund AG	47,363	3,618,113
Vienna Insurance Group AG Wiener Versicherung Gruppe	25,670	799,122
voestalpine AG	75,486	2,015,860
		39,381,932
Belgium — 1.3%
Ackermans & van Haaren NV	15,870	2,727,851
Ageas SA	109,577	5,029,753
Anheuser-Busch InBev SA	652,760	39,017,940
Azelis Group NV	67,785	1,628,733
Colruyt Group NV	29,688	1,375,677
D'ieteren Group	14,539	3,136,389
Elia Group SA/NV	20,214	1,946,235
Groupe Bruxelles Lambert NV	61,020	4,529,512
KBC Group NV	194,870	14,475,755
Sofina SA (b)	10,131	2,371,478
Solvay SA	50,980	1,646,833
UCB SA	86,250	11,437,628
Umicore SA	134,285	2,974,443
Warehouses De Pauw CVA, REIT	123,833	3,274,683
		95,572,910
Brazil — 0.0% ^
Yara International ASA	116,534	3,321,819
Chile — 0.1%
Antofagasta plc	248,129	6,806,619
China — 0.5%
Prosus NV	1,031,737	34,521,869
Denmark — 5.8%
AP Moller - Maersk A/S, Class A	1,913	2,712,994
INVESTMENTS	SHARES	VALUE($)

Denmark — continued
AP Moller - Maersk A/S, Class B	2,593	3,757,437
Carlsberg A/S, Class B	66,373	8,928,023
Coloplast A/S, Class B	96,026	11,577,391
Danske Bank A/S	484,674	13,952,315
Demant A/S *	65,355	3,120,832
DSV A/S	122,922	17,463,456
Genmab A/S *	46,835	13,002,807
Novo Nordisk A/S, Class B	2,427,670	311,330,010
Novonesis (Novozymes) B	272,939	15,114,476
Orsted A/S * (a)	135,045	7,421,852
Pandora A/S	59,075	8,991,212
Svitzer A/S *	9,012	302,833
Tryg A/S	226,523	4,483,398
Vestas Wind Systems A/S *	719,404	19,279,043
		441,438,079
Finland — 1.6%
Elisa OYJ	102,932	4,641,137
Fortum OYJ	313,333	4,128,914
Huhtamaki OYJ	66,790	2,563,167
Kesko OYJ, Class A	65,723	1,152,652
Kesko OYJ, Class B	193,613	3,305,433
Kone OYJ, Class B	254,261	12,394,455
Metso OYJ	503,649	5,709,918
Neste OYJ	306,822	6,955,382
Nokia OYJ	3,730,612	13,562,087
Nordea Bank Abp	2,392,165	27,807,077
Orion OYJ, Class A	19,445	749,137
Orion OYJ, Class B	76,587	2,925,247
Sampo OYJ, Class A	335,218	13,604,292
Stora Enso OYJ, Class R	423,313	5,638,797
UPM-Kymmene OYJ	382,427	13,402,203
Wartsila OYJ Abp	347,185	6,404,695
		124,944,593
France — 15.0%
Aeroports de Paris SA	22,919	2,911,052
Air Liquide SA	374,578	73,259,447
Airbus SE	419,923	69,101,590
Amundi SA (a)	44,619	3,112,817
AXA SA (b)	1,264,094	43,676,454
BioMerieux	30,747	3,268,528
BNP Paribas SA	753,696	54,237,361
Bollore SE	556,881	3,614,574
Bouygues SA (b)	147,791	5,446,878
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Bureau Veritas SA	210,119	6,128,252
Capgemini SE	113,131	23,777,995
Carrefour SA	400,283	6,734,051
Cie de Saint-Gobain SA	328,942	26,013,592
Cie Generale des Etablissements Michelin SCA	491,136	18,868,782
Credit Agricole SA	876,889	13,568,309
Danone SA (b)	460,257	28,806,253
Dassault Aviation SA	14,095	3,017,017
Dassault Systemes SE	503,496	19,763,187
Edenred SE	178,496	8,469,969
Eiffage SA	54,224	5,785,616
Engie SA * (b)	1,323,077	22,969,432
EssilorLuxottica SA (b)	220,352	46,986,022
Getlink SE	226,505	3,855,952
Hermes International SCA	24,331	58,248,164
Ipsen SA	25,259	3,072,413
Kering SA	50,454	17,682,570
Legrand SA	187,165	19,234,309
L'Oreal SA	173,871	81,519,965
LVMH Moet Hennessy Louis Vuitton SE	184,459	151,521,325
Orange SA	1,260,636	14,031,237
Pernod Ricard SA	143,160	21,651,815
Publicis Groupe SA	162,920	17,977,696
Safran SA	245,497	53,231,610
Sartorius Stedim Biotech	18,418	3,966,630
Societe Generale SA	521,949	14,063,941
Sodexo SA	59,828	5,209,431
Thales SA	66,630	11,198,331
TotalEnergies SE	1,567,017	113,763,431
Veolia Environnement SA (b)	439,745	13,670,654
Vinci SA	338,128	39,620,506
Vivendi SE (b)	476,849	4,851,313
		1,137,888,471
Germany — 12.3%
adidas AG	113,819	27,428,453
Allianz SE (Registered)	280,887	79,711,485
BASF SE	639,994	33,533,475
Bayer AG (Registered)	657,260	19,172,715
Bayerische Motoren Werke AG	215,402	23,467,905
Bayerische Motoren Werke AG (Preference)	43,629	4,482,952
Beiersdorf AG	70,099	10,536,132
Brenntag SE	91,354	7,290,361
Carl Zeiss Meditec AG	26,231	2,767,707
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Commerzbank AG	722,126	10,732,338
Continental AG	77,445	5,019,307
Covestro AG * (a)	126,135	6,317,389
Daimler Truck Holding AG	351,522	15,852,309
Deutsche Bank AG (Registered)	1,329,852	21,241,072
Deutsche Boerse AG	131,752	25,400,730
Deutsche Lufthansa AG (Registered) *	429,025	3,070,374
Deutsche Post AG	673,221	28,187,718
Deutsche Telekom AG (Registered)	2,478,187	56,764,276
Deutsche Wohnen SE	35,294	665,836
Dr Ing hc F Porsche AG (Preference) (a)	79,042	7,036,829
E.ON SE	1,587,290	21,018,849
Evonik Industries AG	144,019	3,001,452
Fresenius SE & Co. KGaA	294,829	8,797,808
Hannover Rueck SE	43,065	10,682,015
Heidelberg Materials AG	93,722	9,431,771
Henkel AG & Co. KGaA	69,075	4,967,079
Henkel AG & Co. KGaA (Preference)	118,464	9,410,988
Infineon Technologies AG	934,870	32,442,817
Mercedes-Benz Group AG	573,821	43,404,321
Merck KGaA	92,675	14,726,207
MTU Aero Engines AG	37,310	8,988,613
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	97,619	42,933,668
Porsche Automobil Holding SE (Preference)	109,800	5,594,475
Puma SE	69,161	3,193,232
RWE AG	484,816	16,888,817
SAP SE	765,777	138,274,093
Sartorius AG (Preference)	17,652	5,277,172
Siemens AG (Registered)	507,815	95,130,797
Siemens Energy AG * (b)	368,097	7,558,297
Siemens Healthineers AG (a)	193,445	10,727,966
Symrise AG	92,107	9,873,097
Talanx AG	43,144	3,245,056
Volkswagen AG (Preference)	147,862	18,113,847
Vonovia SE	584,151	16,879,642
		929,241,442
Hong Kong — 0.2%
Prudential plc	1,913,026	16,638,258
Ireland — 0.4%
Kerry Group plc, Class A	110,055	9,471,157
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
Kingspan Group plc	111,206	9,891,501
Smurfit Kappa Group plc	179,036	7,757,551
		27,120,209
Italy — 4.0%
A2A SpA	1,114,258	2,197,487
Amplifon SpA	93,297	3,114,844
Assicurazioni Generali SpA	721,084	17,581,785
Banca Mediolanum SpA	148,796	1,610,207
Banco BPM SpA	981,993	6,447,410
Buzzi SpA	59,605	2,147,587
Coca-Cola HBC AG	146,458	4,727,477
Davide Campari-Milano NV	408,241	4,094,169
DiaSorin SpA	15,514	1,566,872
Enel SpA	5,565,345	36,577,890
Eni SpA	1,512,370	24,291,220
Ferrari NV	87,154	35,844,235
FinecoBank Banca Fineco SpA	437,795	6,706,918
Hera SpA	646,556	2,334,378
Infrastrutture Wireless Italiane SpA (a)	250,082	2,680,111
Intesa Sanpaolo SpA	11,536,959	43,182,883
Leonardo SpA	287,122	6,598,653
Mediobanca Banca di Credito Finanziario SpA	461,828	6,561,700
Moncler SpA	146,828	9,996,365
Nexi SpA * (a)	408,162	2,374,750
Pirelli & C SpA (a)	219,421	1,387,389
Poste Italiane SpA (a)	328,833	4,177,206
Prysmian SpA	195,539	10,609,626
Recordati Industria Chimica e Farmaceutica SpA	69,695	3,708,705
Snam SpA	1,538,646	7,039,725
Telecom Italia SpA * (b)	7,226,952	1,713,335
Telecom Italia SpA *	4,322,302	1,064,017
Terna - Rete Elettrica Nazionale	1,008,226	8,077,814
UniCredit SpA	1,161,055	42,615,784
UnipolSai Assicurazioni SpA	300,189	859,533
		301,890,075
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	114,140	2,740,566
Luxembourg — 0.2%
ArcelorMittal SA	387,007	9,668,536
Eurofins Scientific SE	92,663	5,679,199
		15,347,735
INVESTMENTS	SHARES	VALUE($)

Mexico — 0.0% ^
Fresnillo plc	132,100	914,896
Netherlands — 6.6%
Adyen NV * (a)	21,887	26,220,615
Aegon Ltd.	1,002,656	6,244,385
Akzo Nobel NV	118,535	7,821,169
Argenx SE *	36,108	13,488,635
Argenx SE *	6,255	2,311,669
ASM International NV	31,247	19,655,568
ASML Holding NV	282,946	246,449,486
EXOR NV	71,257	7,779,519
HAL Trust	24,879	3,286,898
Heineken Holding NV	95,193	7,657,702
Heineken NV	205,857	20,033,922
ING Groep NV	2,368,086	37,440,084
JDE Peet's NV	85,701	1,904,240
Koninklijke Ahold Delhaize NV	663,684	20,145,581
Koninklijke KPN NV	2,208,689	8,026,667
Koninklijke Philips NV * (b)	556,983	14,791,345
NN Group NV	196,373	9,058,860
Randstad NV	76,279	3,825,464
Universal Music Group NV	678,823	19,967,696
Wolters Kluwer NV	172,765	25,864,027
		501,973,532
Norway — 1.0%
Aker ASA, Class A	16,727	928,615
Aker BP ASA	220,001	5,335,718
AutoStore Holdings Ltd. * (a) (b)	642,655	910,554
DNB Bank ASA	621,835	10,838,061
Equinor ASA	677,384	18,024,089
Gjensidige Forsikring ASA	135,154	2,166,964
Kongsberg Gruppen ASA	62,689	4,425,415
Mowi ASA	317,776	5,579,161
Norsk Hydro ASA	938,372	5,766,657
Orkla ASA	535,793	3,644,683
Salmar ASA	50,278	3,163,045
Schibsted ASA, Class A	50,464	1,443,711
Schibsted ASA, Class B	67,560	1,892,665
Storebrand ASA	310,542	2,981,080
Telenor ASA	451,772	5,201,570
Var Energi ASA	426,039	1,383,144
		73,685,132
Poland — 0.6%
Allegro.eu SA * (a)	369,057	3,076,500
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
Bank Polska Kasa Opieki SA	150,566	6,233,478
Dino Polska SA * (a)	34,307	3,286,700
ING Bank Slaski SA	23,318	1,824,381
KGHM Polska Miedz SA	97,807	3,362,569
LPP SA	752	2,897,599
ORLEN SA	417,066	6,800,009
Powszechna Kasa Oszczednosci Bank Polski SA	614,881	9,129,218
Powszechny Zaklad Ubezpieczen SA	407,433	5,127,908
Santander Bank Polska SA	23,888	3,273,444
		45,011,806
Portugal — 0.3%
EDP - Energias de Portugal SA *	2,031,350	7,628,058
Galp Energia SGPS SA	344,703	7,404,617
Jeronimo Martins SGPS SA	197,374	4,060,327
		19,093,002
Russia — 0.0% ^
Evraz plc ‡ *	453,755	23,213
Singapore — 0.2%
STMicroelectronics NV	467,661	18,512,308
South Africa — 0.4%
Anglo American plc	894,865	29,241,932
South Korea — 0.0% ^
Delivery Hero SE * (a)	131,001	3,665,086
Spain — 3.9%
Acciona SA	17,524	2,025,882
ACS Actividades de Construccion y Servicios SA	153,282	6,139,011
Aena SME SA (a)	52,704	9,604,753
Amadeus IT Group SA	308,058	19,553,658
Banco Bilbao Vizcaya Argentaria SA	4,056,395	43,865,733
Banco Santander SA (b)	11,296,961	54,966,855
CaixaBank SA	2,859,057	15,077,406
Cellnex Telecom SA (a)	421,333	13,927,033
Corp. ACCIONA Energias Renovables SA	40,516	822,771
EDP Renovaveis SA	179,893	2,462,768
Endesa SA	226,943	4,138,452
Iberdrola SA	4,034,957	49,474,935
Industria de Diseno Textil SA (b)	794,686	36,182,793
Naturgy Energy Group SA	90,363	2,285,584
Redeia Corp. SA	270,452	4,514,820
INVESTMENTS	SHARES	VALUE($)

Spain — continued
Repsol SA	837,377	13,143,532
Telefonica SA	3,764,698	16,864,331
		295,050,317
Sweden — 5.2%
Alfa Laval AB	207,466	8,832,814
Assa Abloy AB, Class B (b)	755,246	19,954,670
Atlas Copco AB, Class A	1,814,614	31,784,939
Atlas Copco AB, Class B	1,119,245	16,782,209
Axfood AB	76,909	1,989,594
Beijer Ref AB (b)	273,158	3,849,716
Boliden AB	196,096	6,444,635
Castellum AB *	310,132	3,684,979
Epiroc AB, Class A	424,082	7,840,164
Epiroc AB, Class B	279,635	4,635,223
EQT AB (b)	482,068	13,005,889
Essity AB, Class A	15,830	392,518
Essity AB, Class B	434,485	10,840,298
Evolution AB (a)	136,353	15,064,989
Fastighets AB Balder, Class B *	468,285	2,951,745
Getinge AB, Class B	155,818	3,280,347
H & M Hennes & Mauritz AB, Class B (b)	430,277	6,839,166
Hexagon AB, Class B	1,511,718	15,814,042
Holmen AB, Class B (b)	58,307	2,270,899
Husqvarna AB, Class B	246,152	1,996,591
Industrivarden AB, Class A	93,740	3,018,760
Industrivarden AB, Class C (b)	109,399	3,517,161
Indutrade AB	191,752	4,411,372
Investment AB Latour, Class B (b)	103,948	2,504,690
Investor AB, Class A	407,667	9,929,344
Investor AB, Class B	1,300,808	31,860,378
L E Lundbergforetagen AB, Class B	53,625	2,643,062
Lifco AB, Class B (b)	161,988	3,924,740
Nibe Industrier AB, Class B (b)	1,231,173	5,680,909
Nordnet AB publ (b)	107,102	1,904,155
Saab AB, Class B (b)	65,973	5,223,001
Sagax AB, Class B	142,194	3,560,833
Sagax AB, Class D	78,612	217,987
Sandvik AB (b)	775,346	15,455,390
Securitas AB, Class B (b)	378,581	3,793,988
Skandinaviska Enskilda Banken AB, Class A	1,159,841	15,189,774
Skandinaviska Enskilda Banken AB, Class C	14,444	191,563
Skanska AB, Class B	226,648	3,893,431
SKF AB, Class A	9,960	205,165
SKF AB, Class B	257,795	5,299,766
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
SSAB AB, Class A (b)	172,940	971,081
SSAB AB, Class B (b)	433,761	2,427,136
Svenska Cellulosa AB SCA, Class A	13,522	197,056
Svenska Cellulosa AB SCA, Class B	426,670	6,252,960
Svenska Handelsbanken AB, Class A	1,057,051	9,064,558
Svenska Handelsbanken AB, Class B (b)	25,304	271,467
Swedbank AB, Class A	708,150	13,541,441
Swedish Orphan Biovitrum AB *	155,299	4,021,844
Tele2 AB, Class B	380,999	3,553,601
Telefonaktiebolaget LM Ericsson, Class A (b)	39,279	200,505
Telefonaktiebolaget LM Ericsson, Class B	2,036,803	10,336,546
Telia Co. AB	1,612,792	3,689,224
Trelleborg AB, Class B	154,931	5,460,145
Volvo AB, Class A	136,249	3,588,289
Volvo AB, Class B	1,082,077	27,542,308
Volvo Car AB, Class B *	309,793	961,670
		392,760,727
Switzerland — 8.6%
ABB Ltd. (Registered)	1,142,393	55,507,091
Alcon, Inc.	337,135	25,850,446
Barry Callebaut AG (Registered)	2,524	4,078,716
Chocoladefabriken Lindt & Spruengli AG	723	8,328,212
Chocoladefabriken Lindt & Spruengli AG (Registered)	73	8,424,400
Cie Financiere Richemont SA (Registered)	382,612	52,887,320
DSM-Firmenich AG	164,216	18,417,562
EMS-Chemie Holding AG (Registered)	4,880	3,893,437
Geberit AG (Registered)	24,046	12,835,308
Givaudan SA (Registered)	6,610	28,269,455
Julius Baer Group Ltd.	141,528	7,594,161
Kuehne + Nagel International AG (Registered) (b)	35,768	9,453,358
Lonza Group AG (Registered)	53,265	29,401,943
Novartis AG (Registered)	1,464,234	142,114,971
Partners Group Holding AG	15,454	19,882,592
Sandoz Group AG *	282,784	9,610,959
Schindler Holding AG	29,197	7,277,540
Schindler Holding AG (Registered)	14,838	3,615,334
SGS SA (Registered)	106,474	9,375,637
Sika AG (Registered)	114,958	32,701,135
Sonova Holding AG (Registered)	34,974	9,667,942
Straumann Holding AG (Registered)	79,644	10,587,681
Swatch Group AG (The) (b)	20,713	4,352,036
Swatch Group AG (The) (Registered)	37,851	1,569,282
INVESTMENTS	SHARES	VALUE($)

Switzerland — continued
Swiss Life Holding AG (Registered)	20,180	13,616,573
Swisscom AG (Registered)	18,201	9,985,197
UBS Group AG (Registered)	2,316,134	60,829,280
Zurich Insurance Group AG	105,579	51,105,132
		651,232,700
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 16.3%
3i Group plc	697,950	24,935,975
abrdn plc	1,334,131	2,432,897
Admiral Group plc	172,637	5,876,070
Ashtead Group plc	313,249	22,745,602
Associated British Foods plc	239,297	7,920,176
AstraZeneca plc	1,111,386	168,095,968
Auto Trader Group plc (a)	653,250	5,663,338
Aviva plc	1,963,740	11,401,774
B&M European Value Retail SA	668,729	4,315,692
BAE Systems plc	2,165,119	36,010,728
Barclays plc	9,739,017	24,554,934
Barratt Developments plc	698,839	3,948,525
Berkeley Group Holdings plc	76,080	4,467,847
British American Tobacco plc	1,603,640	47,076,901
BT Group plc	4,520,778	5,781,192
Bunzl plc	232,672	8,922,459
Burberry Group plc	248,613	3,557,314
Centrica plc	3,902,645	6,229,687
Coca-Cola Europacific Partners plc	146,804	10,572,824
Compass Group plc	1,225,371	34,082,135
ConvaTec Group plc (a)	1,167,043	3,631,037
Croda International plc	95,121	5,448,207
DCC plc	70,824	4,836,619
Diageo plc	1,606,460	55,518,741
DS Smith plc	958,087	4,173,936
Entain plc	458,046	4,468,794
Halma plc	272,229	7,460,936
Hargreaves Lansdown plc	253,387	2,560,562
Hiscox Ltd.	248,906	3,817,189
Howden Joinery Group plc	393,039	4,278,119
HSBC Holdings plc	13,700,072	118,751,584
Imperial Brands plc	637,458	14,566,015
Informa plc	923,481	9,142,360
InterContinental Hotels Group plc	118,137	11,522,376
Intermediate Capital Group plc	208,179	5,425,959
Intertek Group plc	115,729	7,122,723
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
J Sainsbury plc	1,214,129	3,982,561
JD Sports Fashion plc	1,795,133	2,570,046
Kingfisher plc	1,349,294	4,156,263
Land Securities Group plc, REIT	496,711	4,014,449
Legal & General Group plc	4,278,537	12,559,649
Lloyds Banking Group plc	44,070,434	28,442,330
London Stock Exchange Group plc	311,325	34,320,502
M&G plc	1,625,470	4,069,412
Melrose Industries plc	893,476	7,019,447
National Grid plc	2,644,653	34,690,343
NatWest Group plc	3,472,637	13,107,065
Next plc	85,604	9,601,170
Ocado Group plc *	519,003	2,272,311
Pearson plc	486,435	5,902,325
Persimmon plc	229,045	3,708,934
Phoenix Group Holdings plc	537,182	3,271,820
Reckitt Benckiser Group plc	513,110	28,686,444
RELX plc	1,353,377	55,606,040
Rentokil Initial plc	1,808,818	9,130,866
Rightmove plc	575,692	3,687,771
Rolls-Royce Holdings plc *	6,035,296	30,949,151
Sage Group plc (The)	731,815	10,611,978
Schroders plc	641,567	2,812,684
Segro plc, REIT	900,068	9,467,031
Severn Trent plc	189,369	5,837,165
Smith & Nephew plc	625,654	7,580,208
Smiths Group plc	249,206	5,023,986
Spirax-Sarco Engineering plc	52,895	5,820,433
SSE plc	783,614	16,288,513
St. James's Place plc	393,384	2,128,717
Standard Chartered plc	1,584,229	13,610,968
Taylor Wimpey plc	2,533,021	4,150,669
Tesco plc	4,920,584	18,167,145
Unilever plc	1,792,954	92,750,956
United Utilities Group plc	488,956	6,373,630
Vodafone Group plc	15,610,548	13,164,407
Weir Group plc (The)	186,158	4,750,264
Whitbread plc	130,434	5,140,770
Wise plc, Class A *	480,578	4,618,572
WPP plc	770,726	7,725,113
		1,239,089,303
United States — 12.4%
BP plc	12,239,111	78,888,868
Experian plc	658,792	26,571,681
INVESTMENTS	SHARES	VALUE($)

United States — continued
Ferrovial SE	354,467	12,748,528
GSK plc	2,909,978	60,373,079
Haleon plc	3,973,059	16,779,591
Holcim AG	353,635	29,602,000
Nestle SA (Registered)	1,911,281	191,892,991
QIAGEN NV *	158,395	6,613,256
Roche Holding AG	496,179	118,891,544
Roche Holding AG	20,809	5,473,986
Sanofi SA (b)	814,599	80,476,691
Schneider Electric SE	384,734	87,724,472
Shell plc	4,651,273	165,346,326
Stellantis NV (b)	1,474,070	32,616,002
Swiss Re AG	207,015	22,503,650
Tenaris SA	332,430	5,520,734
		942,023,399
Total Common Stocks (Cost $7,373,940,099)		7,479,478,558
Short-Term Investments — 3.9%
Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	261,585,920	261,612,078
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	29,854,614	29,854,614
Total Investment of Cash Collateral from Securities Loaned (Cost $291,473,953)		291,466,692
Total Investments — 102.5% (Cost $7,665,414,052)		7,770,945,250
Liabilities in Excess of Other Assets — (2.5)%		(187,005,984)
NET ASSETS — 100.0%		7,583,939,266

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	83

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $269,215,464.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	12.3%
Banks	8.9
Oil, Gas & Consumable Fuels	5.7
Insurance	5.1
Textiles, Apparel & Luxury Goods	4.4
Semiconductors & Semiconductor Equipment	4.1
Food Products	3.5
Chemicals	3.2
Aerospace & Defense	3.0
Capital Markets	2.9
Personal Care Products	2.6
Electrical Equipment	2.6
Machinery	2.6
Beverages	2.2
Automobiles	2.2
Software	2.2
Metals & Mining	2.0
Health Care Equipment & Supplies	2.0
Electric Utilities	1.9
Diversified Telecommunication Services	1.9
Professional Services	1.7
Financial Services	1.5
Industrial Conglomerates	1.4
Multi-Utilities	1.3
Hotels, Restaurants & Leisure	1.3
Construction & Engineering	1.0
Building Products	1.0
Others (each less than 1.0%)	11.7
Short-Term Investments	3.8
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	1,352	06/21/2024	EUR	70,382,438	(386,763)
FTSE 100 Index	338	06/21/2024	GBP	34,457,254	1,326,426
					939,663

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	85

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 7.2%
Ampol Ltd.	57,538	1,358,691
ANZ Group Holdings Ltd.	724,176	13,066,980
APA Group	309,772	1,653,092
Aristocrat Leisure Ltd.	156,439	3,992,321
ASX Ltd.	46,740	1,909,336
Atlas Arteria Ltd.	273,131	909,645
Aurizon Holdings Ltd.	443,132	1,088,444
BHP Group Ltd.	1,222,807	33,536,847
BlueScope Steel Ltd.	108,026	1,576,685
Brambles Ltd.	335,980	3,160,783
Cochlear Ltd.	15,025	3,134,335
Coles Group Ltd.	323,156	3,370,264
Commonwealth Bank of Australia	404,314	29,623,896
Computershare Ltd.	137,899	2,422,660
Dexus, REIT	258,935	1,176,138
Endeavour Group Ltd.	326,819	1,123,900
Fortescue Ltd.	382,861	6,345,709
Glencore plc	2,228,238	12,965,146
Goodman Group, REIT	418,207	8,447,627
GPT Group (The), REIT	460,700	1,239,022
IDP Education Ltd.	66,937	697,945
IGO Ltd.	162,987	811,787
Incitec Pivot Ltd.	467,578	839,577
Insurance Australia Group Ltd.	585,416	2,425,365
Lottery Corp. Ltd. (The)	537,415	1,676,462
Macquarie Group Ltd.	93,315	11,173,400
Medibank Pvt Ltd.	664,957	1,523,989
Mineral Resources Ltd.	41,378	1,877,003
Mirvac Group, REIT	949,931	1,244,666
National Australia Bank Ltd.	753,526	16,334,583
Northern Star Resources Ltd.	277,480	2,630,159
Orica Ltd.	116,380	1,347,533
Origin Energy Ltd.	415,959	2,625,291
Pilbara Minerals Ltd.	685,220	1,744,504
Qantas Airways Ltd. *	203,421	767,488
QBE Insurance Group Ltd.	360,708	4,126,127
Ramsay Health Care Ltd.	44,096	1,478,108
REA Group Ltd.	12,313	1,411,415
Reece Ltd.	83,601	1,483,053
Rio Tinto Ltd.	89,630	7,459,397
Rio Tinto plc	258,002	17,456,616
Santos Ltd.	743,402	3,648,147
Scentre Group, REIT	1,253,223	2,537,840
SEEK Ltd.	78,130	1,206,939
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Seven Group Holdings Ltd.	37,548	912,383
Sonic Healthcare Ltd.	111,005	1,907,696
South32 Ltd.	1,093,595	2,495,016
Stockland, REIT	575,809	1,631,334
Suncorp Group Ltd.	306,707	3,275,758
Telstra Group Ltd.	976,440	2,306,949
TPG Telecom Ltd.	102,502	296,256
Transurban Group	745,663	5,986,526
Treasury Wine Estates Ltd.	187,502	1,454,117
Vicinity Ltd., REIT	872,354	1,068,258
Washington H Soul Pattinson & Co. Ltd. (a)	58,917	1,232,991
Wesfarmers Ltd.	273,994	11,737,690
Westpac Banking Corp.	846,003	14,049,017
WiseTech Global Ltd.	41,688	2,455,946
Woodside Energy Group Ltd.	458,455	8,214,142
Woolworths Group Ltd.	280,205	5,749,000
Worley Ltd.	88,510	854,405
		286,256,399
Austria — 0.3%
ANDRITZ AG	16,307	890,093
BAWAG Group AG (b)	19,812	1,182,990
Erste Group Bank AG	85,514	3,987,953
EVN AG	8,563	263,172
Mondi plc	106,580	2,022,959
OMV AG	34,438	1,634,131
Raiffeisen Bank International AG	37,472	692,065
Strabag SE	2,998	127,659
Telekom Austria AG	33,031	283,768
Verbund AG	15,907	1,215,154
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,653	269,373
voestalpine AG	25,344	676,814
		13,246,131
Belgium — 0.8%
Ackermans & van Haaren NV	5,344	918,565
Ageas SA	36,897	1,693,629
Anheuser-Busch InBev SA	219,799	13,138,219
Azelis Group NV	22,754	546,732
Colruyt Group NV	9,969	461,942
D'ieteren Group	4,884	1,053,589
Elia Group SA/NV	6,776	652,404
Groupe Bruxelles Lambert NV	20,547	1,525,203
KBC Group NV	65,617	4,874,304
Sofina SA (a)	3,397	795,174
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — continued
Solvay SA	17,164	554,457
UCB SA	29,043	3,851,397
Umicore SA	45,082	998,577
Warehouses De Pauw CVA, REIT	41,697	1,102,650
		32,166,842
Brazil — 0.0% ^
Yara International ASA	39,129	1,115,378
Chile — 0.1%
Antofagasta plc	83,550	2,291,925
China — 0.4%
Budweiser Brewing Co. APAC Ltd. (b)	409,300	569,415
ESR Group Ltd. (b)	599,000	656,426
Prosus NV	347,409	11,624,288
Wharf Holdings Ltd. (The)	231,000	743,209
Wilmar International Ltd.	435,600	1,023,910
Wuxi Biologics Cayman, Inc. * (b)	885,000	1,533,118
		16,150,366
Denmark — 3.7%
AP Moller - Maersk A/S, Class A	644	913,313
AP Moller - Maersk A/S, Class B	874	1,266,487
Carlsberg A/S, Class B	22,349	3,006,228
Coloplast A/S, Class B	32,334	3,898,354
Danske Bank A/S	163,201	4,698,069
Demant A/S *	22,093	1,054,985
DSV A/S	41,391	5,880,395
Genmab A/S *	15,770	4,378,227
Novo Nordisk A/S, Class B	817,452	104,831,933
Novonesis (Novozymes) B	91,905	5,089,400
Orsted A/S * (b)	45,473	2,499,122
Pandora A/S	19,892	3,027,561
Svitzer A/S *	3,036	102,020
Tryg A/S	76,275	1,509,653
Vestas Wind Systems A/S *	242,239	6,491,674
		148,647,421
Finland — 1.1%
Elisa OYJ	34,659	1,562,752
Fortum OYJ	105,506	1,390,295
Huhtamaki OYJ	22,530	864,623
Kesko OYJ, Class A	22,131	388,134
Kesko OYJ, Class B	65,003	1,109,755
Kone OYJ, Class B	85,615	4,173,472
Metso OYJ	169,590	1,922,658
INVESTMENTS	SHARES	VALUE($)

Finland — continued
Neste OYJ	103,314	2,342,036
Nokia OYJ	1,256,182	4,566,663
Nordea Bank Abp	805,496	9,363,271
Orion OYJ, Class A	6,529	251,536
Orion OYJ, Class B	25,715	982,187
Sampo OYJ, Class A	112,876	4,580,894
Stora Enso OYJ, Class R	142,539	1,898,710
UPM-Kymmene OYJ	128,771	4,512,796
Wartsila OYJ Abp	116,905	2,156,605
		42,066,387
France — 9.6%
Aeroports de Paris SA	7,700	978,014
Air Liquide SA	126,129	24,668,135
Airbus SE	141,397	23,267,974
Amundi SA (b)	14,978	1,044,931
AXA SA (a)	425,650	14,706,883
BioMerieux	10,325	1,097,589
BNP Paribas SA	253,787	18,262,983
Bollore SE	187,197	1,215,048
Bouygues SA (a)	49,764	1,834,066
Bureau Veritas SA	70,752	2,063,526
Capgemini SE	38,093	8,006,428
Carrefour SA	134,784	2,267,502
Cie de Saint-Gobain SA	110,762	8,759,348
Cie Generale des Etablissements Michelin SCA	165,377	6,353,561
Credit Agricole SA	295,268	4,568,751
Danone SA (a)	154,979	9,699,721
Dassault Aviation SA	4,730	1,012,451
Dassault Systemes SE	169,539	6,654,732
Edenred SE	60,104	2,852,047
Eiffage SA	18,258	1,948,100
Engie SA * (a)	445,510	7,734,328
EssilorLuxottica SA (a)	74,197	15,821,149
Getlink SE	76,234	1,297,784
Hermes International SCA	8,193	19,613,958
Ipsen SA	8,478	1,031,233
Kering SA	16,989	5,954,120
Legrand SA	63,023	6,476,659
L'Oreal SA	58,546	27,449,476
LVMH Moet Hennessy Louis Vuitton SE	62,112	51,021,054
Orange SA	424,485	4,724,639
Pernod Ricard SA	48,205	7,290,624
Publicis Groupe SA	54,859	6,053,514
Safran SA	82,665	17,924,419
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	87

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Sartorius Stedim Biotech	6,202	1,335,706
Societe Generale SA	175,752	4,735,646
Sodexo SA	20,145	1,754,095
Thales SA	22,436	3,770,760
TotalEnergies SE	527,650	38,306,715
Veolia Environnement SA (a)	148,072	4,603,216
Vinci SA	113,855	13,341,080
Vivendi SE	160,565	1,633,538
		383,135,503
Germany — 7.9%
adidas AG	38,325	9,235,677
Allianz SE (Registered)	94,581	26,840,658
BASF SE	215,500	11,291,456
Bayer AG (Registered)	221,314	6,455,878
Bayerische Motoren Werke AG	72,531	7,902,204
Bayerische Motoren Werke AG (Preference)	14,691	1,509,525
Beiersdorf AG	23,604	3,547,766
Brenntag SE	30,761	2,454,833
Carl Zeiss Meditec AG	8,804	928,935
Commerzbank AG	243,156	3,613,819
Continental AG	26,077	1,690,083
Covestro AG * (b)	42,472	2,127,182
Daimler Truck Holding AG	118,366	5,337,858
Deutsche Bank AG (Registered)	447,791	7,152,345
Deutsche Boerse AG	44,364	8,553,024
Deutsche Lufthansa AG (Registered) *	144,040	1,030,841
Deutsche Post AG	226,689	9,491,453
Deutsche Telekom AG (Registered)	834,462	19,113,824
Deutsche Wohnen SE	12,042	227,177
Dr Ing hc F Porsche AG (Preference) (b)	26,616	2,369,528
E.ON SE	534,477	7,077,529
Evonik Industries AG	48,495	1,010,668
Fresenius SE & Co. KGaA	99,276	2,962,433
Hannover Rueck SE	14,501	3,596,886
Heidelberg Materials AG	31,558	3,175,859
Henkel AG & Co. KGaA	23,259	1,672,520
Henkel AG & Co. KGaA (Preference)	39,890	3,168,932
Infineon Technologies AG	314,792	10,924,234
Mercedes-Benz Group AG	193,218	14,615,178
Merck KGaA	31,205	4,958,525
MTU Aero Engines AG	12,563	3,026,640
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32,871	14,456,946
Porsche Automobil Holding SE (Preference)	36,972	1,883,779
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Puma SE	23,218	1,071,998
RWE AG	163,248	5,686,829
SAP SE	257,854	46,559,936
Sartorius AG (Preference)	5,943	1,776,696
Siemens AG (Registered)	170,993	32,032,729
Siemens Energy AG *	123,946	2,545,038
Siemens Healthineers AG (b)	65,137	3,612,332
Symrise AG	31,015	3,324,547
Talanx AG	14,489	1,089,783
Volkswagen AG (Preference)	49,789	6,099,406
Vonovia SE	196,697	5,683,761
		312,887,250
Hong Kong — 1.8%
AIA Group Ltd.	2,733,200	20,018,935
CK Asset Holdings Ltd.	488,500	2,083,734
CK Infrastructure Holdings Ltd.	148,000	836,073
CLP Holdings Ltd.	437,000	3,437,469
Hang Lung Properties Ltd.	414,000	456,937
Hang Seng Bank Ltd.	174,900	2,306,333
Henderson Land Development Co. Ltd.	320,000	964,744
HKT Trust & HKT Ltd.	858,000	947,213
Hong Kong & China Gas Co. Ltd.	2,636,100	2,004,365
Hong Kong Exchanges & Clearing Ltd.	288,000	9,151,035
Jardine Matheson Holdings Ltd.	56,400	2,164,068
Link, REIT	618,600	2,650,574
MTR Corp. Ltd.	381,500	1,253,776
Power Assets Holdings Ltd.	329,500	1,890,063
Prudential plc	644,159	5,602,477
Sino Land Co. Ltd.	816,000	872,467
Sun Hung Kai Properties Ltd.	454,500	4,192,744
Swire Pacific Ltd., Class A	100,000	846,871
Swire Pacific Ltd., Class B	190,000	258,131
Swire Properties Ltd.	252,800	522,833
Techtronic Industries Co. Ltd.	337,500	4,664,014
WH Group Ltd. (b)	1,877,924	1,364,950
Wharf Real Estate Investment Co. Ltd.	374,000	1,160,340
		69,650,146
Ireland — 0.2%
Kerry Group plc, Class A	37,058	3,189,152
Kingspan Group plc	37,445	3,330,641
Smurfit Kappa Group plc	60,285	2,612,123
		9,131,916
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Israel — 0.5%
Azrieli Group Ltd.	8,785	565,230
Bank Hapoalim BM	307,064	2,766,165
Bank Leumi Le-Israel BM	367,695	2,865,122
Bezeq The Israeli Telecommunication Corp. Ltd.	485,578	603,201
Elbit Systems Ltd.	5,986	1,218,496
ICL Group Ltd.	173,839	815,996
Israel Discount Bank Ltd., Class A	298,678	1,531,987
Mizrahi Tefahot Bank Ltd.	36,320	1,322,565
Nice Ltd. *	15,291	3,419,227
Teva Pharmaceutical Industries Ltd. *	270,390	3,781,423
		18,889,412
Italy — 2.6%
A2A SpA	374,093	737,769
Amplifon SpA	31,318	1,045,593
Assicurazioni Generali SpA	242,806	5,920,202
Banca Mediolanum SpA	49,957	540,613
Banco BPM SpA	330,659	2,170,987
Buzzi SpA	20,017	721,219
Coca-Cola HBC AG	49,316	1,591,858
Davide Campari-Milano NV	137,464	1,378,599
DiaSorin SpA	5,211	526,297
Enel SpA	1,873,978	12,316,606
Eni SpA	509,249	8,179,400
Ferrari NV	29,347	12,069,678
FinecoBank Banca Fineco SpA	147,416	2,258,379
Hera SpA	217,068	783,720
Infrastrutture Wireless Italiane SpA (b)	84,208	902,451
Intesa Sanpaolo SpA	3,884,757	14,540,661
Leonardo SpA	96,681	2,221,928
Mediobanca Banca di Credito Finanziario SpA	155,508	2,209,474
Moncler SpA	49,441	3,366,049
Nexi SpA * (b)	137,031	797,268
Pirelli & C SpA (b)	73,672	465,825
Poste Italiane SpA (b)	110,726	1,406,566
Prysmian SpA	65,842	3,572,479
Recordati Industria Chimica e Farmaceutica SpA	23,468	1,248,811
Snam SpA	518,097	2,370,435
Telecom Italia SpA * (a)	2,426,331	575,224
Telecom Italia SpA *	1,451,146	357,227
Terna - Rete Elettrica Nazionale	339,493	2,719,986
INVESTMENTS	SHARES	VALUE($)

Italy — continued
UniCredit SpA	390,953	14,349,681
UnipolSai Assicurazioni SpA	101,081	289,426
		101,634,411
Japan — 24.6%
ABC-Mart, Inc.	24,300	484,014
Acom Co. Ltd.	108,400	279,512
Advantest Corp.	171,300	5,361,805
Aeon Co. Ltd.	205,800	4,302,928
AGC, Inc. (a)	51,100	1,889,384
Aisin Corp.	40,900	1,555,683
Ajinomoto Co., Inc.	119,300	4,435,750
ANA Holdings, Inc.	37,600	714,100
Asahi Group Holdings Ltd.	122,400	4,187,180
Asahi Intecc Co. Ltd.	57,000	835,203
Asahi Kasei Corp.	334,700	2,333,574
Asics Corp.	44,200	1,894,516
Astellas Pharma, Inc.	433,900	4,164,530
Bandai Namco Holdings, Inc.	159,400	2,978,417
Bridgestone Corp.	141,600	6,248,385
Brother Industries Ltd.	61,700	1,091,409
Canon, Inc.	238,500	6,455,072
Capcom Co. Ltd.	70,400	1,158,956
Central Japan Railway Co.	215,500	4,928,051
Chiba Bank Ltd. (The)	174,600	1,474,858
Chubu Electric Power Co., Inc.	182,400	2,341,280
Chugai Pharmaceutical Co. Ltd.	154,500	4,913,698
Concordia Financial Group Ltd.	283,000	1,524,843
Cosmos Pharmaceutical Corp.	5,500	507,403
Dai Nippon Printing Co. Ltd.	55,800	1,625,238
Daifuku Co. Ltd.	86,500	1,771,849
Dai-ichi Life Holdings, Inc.	237,400	5,498,432
Daiichi Sankyo Co. Ltd.	462,900	15,580,155
Daikin Industries Ltd.	70,700	9,649,937
Daito Trust Construction Co. Ltd.	15,600	1,672,233
Daiwa House Industry Co. Ltd.	158,700	4,465,646
Daiwa House REIT Investment Corp., REIT	538	903,720
Daiwa Securities Group, Inc.	344,600	2,532,486
Denso Corp.	426,700	7,272,300
Dentsu Group, Inc. (a)	55,400	1,498,746
Disco Corp.	22,100	6,295,091
East Japan Railway Co.	263,400	4,827,851
Eisai Co. Ltd.	65,500	2,690,023
ENEOS Holdings, Inc.	727,800	3,362,592
FANUC Corp.	218,600	6,474,779
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	89

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Fast Retailing Co. Ltd.	40,300	10,537,203
Fuji Electric Co. Ltd.	34,500	2,146,036
FUJIFILM Holdings Corp.	290,700	6,183,912
Fujitsu Ltd.	419,000	6,472,776
Fukuoka Financial Group, Inc.	45,600	1,211,251
GLP J-REIT, REIT	1,148	933,682
Hamamatsu Photonics KK	35,300	1,293,451
Hankyu Hanshin Holdings, Inc.	58,500	1,533,767
Haseko Corp.	61,100	738,165
Hikari Tsushin, Inc.	5,500	893,870
Hirose Electric Co. Ltd.	6,900	732,406
Hitachi Construction Machinery Co. Ltd.	25,000	714,057
Hitachi Ltd.	223,700	20,638,718
Honda Motor Co. Ltd.	1,176,600	13,386,862
Hoshizaki Corp.	28,000	964,844
Hoya Corp.	84,600	9,808,509
Hulic Co. Ltd. (a)	132,500	1,220,942
Ibiden Co. Ltd.	32,200	1,224,035
Idemitsu Kosan Co. Ltd.	254,400	1,723,590
Iida Group Holdings Co. Ltd.	35,500	453,190
Inpex Corp.	212,700	3,186,204
Isuzu Motors Ltd.	149,700	1,897,126
ITOCHU Corp.	331,800	14,969,081
Japan Airlines Co. Ltd.	34,700	614,841
Japan Airport Terminal Co. Ltd.	18,900	667,911
Japan Exchange Group, Inc.	125,700	2,943,960
Japan Metropolitan Fund Invest, REIT	1,682	1,015,472
Japan Post Bank Co. Ltd.	336,300	3,413,550
Japan Post Holdings Co. Ltd.	492,700	4,731,546
Japan Post Insurance Co. Ltd.	46,600	874,872
Japan Real Estate Investment Corp., REIT	334	1,132,641
Japan Tobacco, Inc.	267,400	7,193,492
JFE Holdings, Inc.	146,200	2,182,141
JSR Corp. *	48,600	1,333,217
Kajima Corp.	112,500	2,155,172
Kansai Electric Power Co., Inc. (The)	188,800	2,828,115
Kansai Paint Co. Ltd.	51,900	675,643
Kao Corp.	112,200	4,628,500
Kawasaki Heavy Industries Ltd.	39,200	1,213,556
Kawasaki Kisen Kaisha Ltd.	106,200	1,496,346
KDDI Corp.	363,300	10,081,138
Keio Corp.	28,100	687,530
Keisei Electric Railway Co. Ltd.	39,100	1,456,590
Keyence Corp.	45,200	19,877,598
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Kikkoman Corp.	213,000	2,537,982
Kintetsu Group Holdings Co. Ltd.	45,900	1,180,024
Kirin Holdings Co. Ltd.	196,000	2,861,129
Kobe Bussan Co. Ltd.	34,100	736,467
Koei Tecmo Holdings Co. Ltd.	28,400	264,159
Koito Manufacturing Co. Ltd.	56,200	755,932
Komatsu Ltd.	228,400	6,819,144
Konami Group Corp.	23,100	1,393,792
Kose Corp.	8,600	443,451
Kubota Corp.	275,900	4,425,363
Kurita Water Industries Ltd.	27,200	1,077,231
Kyocera Corp.	326,100	3,974,717
Kyoto Financial Group, Inc.	71,800	1,277,980
Kyowa Kirin Co. Ltd.	60,100	1,009,311
Kyushu Railway Co.	36,100	776,725
Lasertec Corp.	19,300	4,163,115
Lawson, Inc.	12,000	785,594
LY Corp.	647,500	1,555,706
M3, Inc.	108,200	1,144,559
Makita Corp.	62,200	1,800,746
Marubeni Corp.	406,400	7,240,570
MatsukiyoCocokara & Co.	92,000	1,304,627
Mazda Motor Corp.	144,200	1,632,268
McDonald's Holdings Co. Japan Ltd.	20,800	914,965
Medipal Holdings Corp.	50,900	798,267
MEIJI Holdings Co. Ltd.	68,700	1,537,120
MINEBEA MITSUMI, Inc.	90,300	1,691,351
MISUMI Group, Inc.	68,000	1,105,534
Mitsubishi Chemical Group Corp.	343,400	2,003,350
Mitsubishi Corp.	978,600	22,380,172
Mitsubishi Electric Corp.	506,500	8,828,258
Mitsubishi Estate Co. Ltd.	306,100	5,609,195
Mitsubishi HC Capital, Inc.	217,900	1,411,131
Mitsubishi Heavy Industries Ltd.	810,000	7,242,305
Mitsubishi Motors Corp.	164,600	521,591
Mitsubishi UFJ Financial Group, Inc.	2,903,800	28,925,787
Mitsui & Co. Ltd.	361,600	17,456,491
Mitsui Chemicals, Inc.	45,900	1,306,448
Mitsui Fudosan Co. Ltd.	676,500	6,884,783
Mitsui OSK Lines Ltd.	87,400	2,774,040
Mizuho Financial Group, Inc.	612,000	11,829,414
MonotaRO Co. Ltd. (a)	60,100	720,291
MS&AD Insurance Group Holdings, Inc.	321,300	5,776,667
Murata Manufacturing Co. Ltd.	421,900	7,709,030
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
NEC Corp.	61,300	4,438,242
Nexon Co. Ltd.	107,500	1,676,070
NGK Insulators Ltd.	73,900	1,006,688
NIDEC Corp.	126,700	5,933,724
Nikon Corp.	83,800	866,435
Nintendo Co. Ltd.	255,200	12,445,850
Nippon Building Fund, Inc., REIT	397	1,516,855
Nippon Express Holdings, Inc.	19,500	997,587
Nippon Paint Holdings Co. Ltd.	234,200	1,499,118
Nippon Prologis REIT, Inc., REIT	582	1,005,949
Nippon Sanso Holdings Corp.	47,400	1,407,894
Nippon Steel Corp.	222,200	4,981,485
Nippon Telegraph & Telephone Corp.	6,703,800	7,237,841
Nippon Yusen KK	116,500	3,307,490
Nissan Chemical Corp.	32,400	1,104,457
Nissan Motor Co. Ltd.	532,000	1,946,962
Nisshin Seifun Group, Inc.	65,200	850,526
Nissin Foods Holdings Co. Ltd.	57,000	1,521,077
Niterra Co. Ltd.	48,500	1,590,696
Nitori Holdings Co. Ltd.	19,600	2,623,128
Nitto Denko Corp.	34,400	2,844,388
Nomura Holdings, Inc.	727,800	4,141,172
Nomura Real Estate Holdings, Inc.	27,200	761,522
Nomura Real Estate Master Fund, Inc., REIT	991	947,317
Nomura Research Institute Ltd.	102,100	2,470,605
NTT Data Group Corp.	143,000	2,236,208
Obayashi Corp.	169,000	1,886,175
Obic Co. Ltd.	15,700	2,016,925
Odakyu Electric Railway Co. Ltd.	83,900	943,261
Oji Holdings Corp.	231,700	907,573
Olympus Corp.	290,800	4,050,763
Omron Corp.	47,300	1,623,449
Ono Pharmaceutical Co. Ltd.	107,500	1,548,362
Open House Group Co. Ltd.	18,000	547,384
Oracle Corp.	8,000	600,357
Oriental Land Co. Ltd.	265,400	7,322,847
ORIX Corp.	279,600	5,722,130
Osaka Gas Co. Ltd.	100,300	2,230,259
Otsuka Corp.	58,600	1,165,444
Otsuka Holdings Co. Ltd.	109,800	4,694,703
Pan Pacific International Holdings Corp.	128,100	3,008,560
Panasonic Holdings Corp.	563,600	4,919,358
Persol Holdings Co. Ltd.	448,700	620,691
Rakuten Group, Inc. *	355,500	1,709,758
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Recruit Holdings Co. Ltd.	374,600	16,133,033
Renesas Electronics Corp.	311,500	5,057,437
Resona Holdings, Inc.	548,700	3,469,841
Ricoh Co. Ltd.	146,900	1,267,315
Rohm Co. Ltd.	78,000	1,121,239
SBI Holdings, Inc.	65,300	1,589,934
SCSK Corp.	37,200	676,266
Secom Co. Ltd.	49,800	3,459,233
Sega Sammy Holdings, Inc.	39,300	514,397
Seiko Epson Corp.	73,800	1,214,009
Sekisui Chemical Co. Ltd.	99,200	1,443,166
Sekisui House Ltd.	151,500	3,481,524
Seven & i Holdings Co. Ltd.	588,600	7,605,419
SG Holdings Co. Ltd.	101,800	1,191,578
Sharp Corp. *	57,200	300,252
Shimadzu Corp.	71,000	1,928,932
Shimano, Inc.	20,000	3,250,260
Shimizu Corp.	147,800	915,541
Shin-Etsu Chemical Co. Ltd.	482,000	18,657,709
Shionogi & Co. Ltd.	70,700	3,301,745
Shiseido Co. Ltd.	96,500	2,583,137
SMC Corp.	13,800	7,250,060
SoftBank Corp.	676,200	8,156,112
SoftBank Group Corp.	232,900	11,454,161
Sojitz Corp.	53,480	1,376,942
Sompo Holdings, Inc.	225,600	4,464,654
Sony Group Corp.	297,200	24,563,987
Square Enix Holdings Co. Ltd.	18,800	679,566
Subaru Corp.	144,700	3,231,005
SUMCO Corp.	84,800	1,264,649
Sumitomo Chemical Co. Ltd.	394,400	842,620
Sumitomo Corp.	295,100	7,760,294
Sumitomo Electric Industries Ltd.	188,300	2,910,425
Sumitomo Metal Mining Co. Ltd.	63,700	2,128,131
Sumitomo Mitsui Financial Group, Inc.	318,600	18,097,695
Sumitomo Mitsui Trust Holdings, Inc.	175,300	3,685,653
Sumitomo Realty & Development Co. Ltd.	114,500	3,962,149
Suntory Beverage & Food Ltd.	30,200	982,565
Suzuki Motor Corp.	442,800	5,156,754
Sysmex Corp.	126,600	2,024,382
T&D Holdings, Inc.	129,500	2,113,095
Taisei Corp.	43,600	1,596,214
Takeda Pharmaceutical Co. Ltd.	378,800	9,955,649
TDK Corp.	91,600	4,086,367
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	91

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Terumo Corp.	347,000	5,886,554
TIS, Inc.	58,100	1,240,817
Tobu Railway Co. Ltd.	49,900	990,040
Toho Co. Ltd.	28,200	944,767
Tokio Marine Holdings, Inc.	477,400	15,088,893
Tokyo Century Corp.	40,400	402,115
Tokyo Electric Power Co. Holdings, Inc. *	174,800	1,087,305
Tokyo Electron Ltd.	107,800	23,645,490
Tokyo Gas Co. Ltd.	98,800	2,215,814
Tokyu Corp.	144,800	1,714,079
Tokyu Fudosan Holdings Corp.	143,900	1,054,248
TOPPAN Holdings, Inc.	77,800	1,845,724
Toray Industries, Inc.	385,700	1,762,928
Tosoh Corp.	76,900	1,060,153
TOTO Ltd.	38,400	1,039,277
Toyo Suisan Kaisha Ltd.	24,700	1,544,598
Toyota Industries Corp.	41,500	3,943,615
Toyota Motor Corp.	2,865,800	65,364,874
Toyota Tsusho Corp.	57,000	3,624,057
Trend Micro, Inc.	31,000	1,527,625
Unicharm Corp.	98,300	2,920,803
USS Co. Ltd.	96,800	739,484
Welcia Holdings Co. Ltd.	24,800	364,630
West Japan Railway Co.	117,800	2,236,014
Yakult Honsha Co. Ltd.	65,900	1,288,987
Yamaha Corp.	37,000	779,708
Yamaha Motor Co. Ltd.	219,000	2,042,662
Yamato Holdings Co. Ltd.	77,700	1,026,159
Yaskawa Electric Corp.	61,300	2,525,721
Yokogawa Electric Corp.	63,100	1,394,245
Zensho Holdings Co. Ltd.	23,000	891,462
ZOZO, Inc.	31,000	667,693
		979,478,841
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	38,321	920,109
Luxembourg — 0.1%
ArcelorMittal SA	130,314	3,255,614
Eurofins Scientific SE	31,202	1,912,332
		5,167,946
Macau — 0.1%
Galaxy Entertainment Group Ltd.	544,000	2,440,870
Sands China Ltd. *	587,600	1,385,940
		3,826,810
INVESTMENTS	SHARES	VALUE($)

Mexico — 0.0% ^
Fresnillo plc	44,347	307,138
Netherlands — 4.2%
Adyen NV * (b)	7,369	8,828,058
Aegon Ltd.	337,617	2,102,626
Akzo Nobel NV	39,914	2,633,603
Argenx SE *	10,963	4,095,378
Argenx SE *	3,302	1,220,325
ASM International NV	10,522	6,618,744
ASML Holding NV	95,275	82,985,710
EXOR NV	23,994	2,619,557
HAL Trust	8,357	1,104,088
Heineken Holding NV	32,054	2,578,551
Heineken NV	69,317	6,745,903
ING Groep NV	797,388	12,606,921
JDE Peet's NV	28,774	639,346
Koninklijke Ahold Delhaize NV	223,477	6,783,460
Koninklijke KPN NV	743,716	2,702,762
Koninklijke Philips NV * (a)	187,549	4,980,587
NN Group NV	66,123	3,050,313
Randstad NV	25,685	1,288,127
Universal Music Group NV (a)	228,575	6,723,573
Wolters Kluwer NV	58,174	8,709,020
		169,016,652
New Zealand — 0.2%
Auckland International Airport Ltd.	316,713	1,464,992
Contact Energy Ltd.	189,584	968,546
Fisher & Paykel Healthcare Corp. Ltd.	131,539	2,202,982
Mercury NZ Ltd.	161,770	608,161
Meridian Energy Ltd.	296,420	1,047,993
Spark New Zealand Ltd.	438,299	1,231,937
		7,524,611
Norway — 0.6%
Aker ASA, Class A	5,632	312,666
Aker BP ASA	74,080	1,796,674
AutoStore Holdings Ltd. * (b)	215,760	305,702
DNB Bank ASA	209,386	3,649,422
Equinor ASA	228,091	6,069,131
Gjensidige Forsikring ASA	45,372	727,463
Kongsberg Gruppen ASA	21,109	1,490,151
Mowi ASA	107,003	1,878,641
Norsk Hydro ASA	315,971	1,941,763
Orkla ASA	179,884	1,223,645
Salmar ASA	16,929	1,065,022
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Schibsted ASA, Class A	16,993	486,148
Schibsted ASA, Class B	22,748	637,276
Storebrand ASA	104,258	1,000,835
Telenor ASA	152,122	1,751,488
Var Energi ASA	143,038	464,376
		24,800,403
Poland — 0.4%
Allegro.eu SA * (b)	123,908	1,032,911
Bank Polska Kasa Opieki SA	50,699	2,098,954
Dino Polska SA * (b)	11,552	1,106,712
ING Bank Slaski SA	7,827	612,378
KGHM Polska Miedz SA	32,837	1,128,924
LPP SA	253	974,857
ORLEN SA	140,436	2,289,724
Powszechna Kasa Oszczednosci Bank Polski SA	207,044	3,074,009
Powszechny Zaklad Ubezpieczen SA	137,192	1,726,684
Santander Bank Polska SA	8,025	1,099,690
		15,144,843
Portugal — 0.2%
EDP - Energias de Portugal SA *	684,002	2,568,542
Galp Energia SGPS SA	116,069	2,493,295
Jeronimo Martins SGPS SA	66,460	1,367,198
		6,429,035
Russia — 0.0% ^
Evraz plc ‡ *	96,418	4,932
Singapore — 1.3%
CapitaLand Ascendas, REIT	874,200	1,655,930
CapitaLand Integrated Commercial Trust, REIT	1,139,737	1,624,690
CapitaLand Investment Ltd. *	576,900	1,115,640
City Developments Ltd.	112,500	504,218
DBS Group Holdings Ltd.	485,650	12,363,390
Genting Singapore Ltd.	1,371,900	915,565
Great Eastern Holdings Ltd.	13,800	184,444
Jardine Cycle & Carriage Ltd.	22,000	424,562
Keppel Ltd.	333,600	1,668,638
Mapletree Pan Asia Commercial Trust, REIT	580,100	531,588
Oversea-Chinese Banking Corp. Ltd.	786,700	8,167,184
Singapore Airlines Ltd.	333,950	1,593,483
Singapore Exchange Ltd.	198,000	1,350,662
Singapore Technologies Engineering Ltd.	375,900	1,104,200
Singapore Telecommunications Ltd.	1,889,600	3,277,087
STMicroelectronics NV	157,472	6,233,511
INVESTMENTS	SHARES	VALUE($)

Singapore — continued
United Overseas Bank Ltd.	323,900	7,187,601
UOL Group Ltd.	126,200	538,843
		50,441,236
South Africa — 0.2%
Anglo American plc	301,321	9,846,411
South Korea — 0.0% ^
Delivery Hero SE * (b)	43,977	1,230,368
Spain — 2.5%
Acciona SA	5,886	680,458
ACS Actividades de Construccion y Servicios SA	51,614	2,067,163
Aena SME SA (b)	17,747	3,234,205
Amadeus IT Group SA	103,730	6,584,153
Banco Bilbao Vizcaya Argentaria SA	1,365,881	14,770,596
Banco Santander SA (a)	3,803,944	18,508,592
CaixaBank SA	962,709	5,076,903
Cellnex Telecom SA (b)	141,873	4,689,569
Corp. ACCIONA Energias Renovables SA	13,600	276,179
EDP Renovaveis SA	60,392	826,778
Endesa SA	76,417	1,393,513
Iberdrola SA	1,358,662	16,659,338
Industria de Diseno Textil SA (a)	267,589	12,183,576
Naturgy Energy Group SA	30,335	767,274
Redeia Corp. SA	91,067	1,520,237
Repsol SA	281,963	4,425,712
Telefonica SA	1,267,660	5,678,606
		99,342,852
Sweden — 3.3%
Alfa Laval AB	69,858	2,974,187
Assa Abloy AB, Class B (a)	254,309	6,719,204
Atlas Copco AB, Class A	611,022	10,702,715
Atlas Copco AB, Class B	376,875	5,650,948
Axfood AB	25,826	668,105
Beijer Ref AB (a)	91,979	1,296,294
Boliden AB	66,030	2,170,056
Castellum AB *	104,127	1,237,234
Epiroc AB, Class A	142,798	2,639,961
Epiroc AB, Class B	94,159	1,560,777
EQT AB (a)	162,324	4,379,399
Essity AB, Class A	5,311	131,690
Essity AB, Class B	146,301	3,650,175
Evolution AB (b)	45,913	5,072,707
Fastighets AB Balder, Class B *	157,682	993,918
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	93

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Getinge AB, Class B	52,313	1,101,316
H & M Hennes & Mauritz AB, Class B (a)	144,992	2,304,619
Hexagon AB, Class B	509,030	5,324,949
Holmen AB, Class B	19,578	762,510
Husqvarna AB, Class B	82,885	672,298
Industrivarden AB, Class A	31,472	1,013,510
Industrivarden AB, Class C (a)	36,733	1,180,960
Indutrade AB	64,567	1,485,403
Investment AB Latour, Class B (a)	34,899	840,912
Investor AB, Class A	137,270	3,343,418
Investor AB, Class B	438,012	10,728,123
L E Lundbergforetagen AB, Class B	18,000	887,182
Lifco AB, Class B (a)	54,544	1,321,524
Nibe Industrier AB, Class B (a)	414,564	1,912,891
Nordnet AB publ (a)	35,959	639,311
Saab AB, Class B (a)	22,215	1,758,734
Sagax AB, Class B	47,735	1,195,383
Sagax AB, Class D	26,511	73,514
Sandvik AB	261,076	5,204,169
Securitas AB, Class B (a)	127,099	1,273,736
Skandinaviska Enskilda Banken AB, Class A	390,545	5,114,744
Skandinaviska Enskilda Banken AB, Class C	4,708	62,440
Skanska AB, Class B	76,317	1,310,997
SKF AB, Class A	3,299	67,956
SKF AB, Class B	86,806	1,784,563
SSAB AB, Class A (a)	58,059	326,009
SSAB AB, Class B (a)	145,626	814,859
Svenska Cellulosa AB SCA, Class A	4,543	66,205
Svenska Cellulosa AB SCA, Class B	143,670	2,105,521
Svenska Handelsbanken AB, Class A	355,933	3,052,242
Svenska Handelsbanken AB, Class B (a)	8,512	91,319
Swedbank AB, Class A	238,450	4,559,707
Swedish Orphan Biovitrum AB *	52,293	1,354,254
Tele2 AB, Class B	127,915	1,193,071
Telefonaktiebolaget LM Ericsson, Class A (a)	13,285	67,815
Telefonaktiebolaget LM Ericsson, Class B	685,837	3,480,546
Telia Co. AB	544,506	1,245,545
Trelleborg AB, Class B	52,168	1,838,527
Volvo AB, Class A	45,878	1,208,255
Volvo AB, Class B	364,360	9,274,123
Volvo Car AB, Class B *	104,009	322,868
		132,213,398
Switzerland — 5.5%
ABB Ltd. (Registered)	384,670	18,690,514
INVESTMENTS	SHARES	VALUE($)

Switzerland — continued
Alcon, Inc.	113,521	8,704,431
Barry Callebaut AG (Registered)	849	1,371,961
Chocoladefabriken Lindt & Spruengli AG (a)	244	2,810,627
Chocoladefabriken Lindt & Spruengli AG (Registered)	24	2,769,666
Cie Financiere Richemont SA (Registered)	128,834	17,808,341
DSM-Firmenich AG	55,296	6,201,695
EMS-Chemie Holding AG (Registered)	1,644	1,311,641
Geberit AG (Registered)	8,097	4,322,028
Givaudan SA (Registered)	2,225	9,515,815
Julius Baer Group Ltd.	47,655	2,557,089
Kuehne + Nagel International AG (Registered)	12,044	3,183,187
Lonza Group AG (Registered)	17,935	9,900,007
Novartis AG (Registered)	493,041	47,853,354
Partners Group Holding AG	5,203	6,694,003
Sandoz Group AG *	95,219	3,236,201
Schindler Holding AG	9,831	2,450,440
Schindler Holding AG (Registered)	4,997	1,217,538
SGS SA (Registered)	35,852	3,156,971
Sika AG (Registered)	38,709	11,011,224
Sonova Holding AG (Registered)	11,776	3,255,266
Straumann Holding AG (Registered)	26,818	3,565,120
Swatch Group AG (The) (a)	6,958	1,461,955
Swatch Group AG (The) (Registered)	12,710	526,950
Swiss Life Holding AG (Registered)	6,795	4,584,966
Swisscom AG (Registered)	6,129	3,362,413
UBS Group AG (Registered)	779,895	20,482,602
Zurich Insurance Group AG	35,551	17,208,333
		219,214,338
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 10.6%
3i Group plc	235,016	8,396,523
abrdn plc	447,910	816,800
Admiral Group plc	58,131	1,978,613
Ashtead Group plc	105,478	7,658,957
Associated British Foods plc	80,577	2,666,912
AstraZeneca plc	374,229	56,601,744
Auto Trader Group plc (b)	219,964	1,906,974
Aviva plc	661,236	3,839,237
B&M European Value Retail SA	225,176	1,453,190
BAE Systems plc	729,045	12,125,634
Barclays plc	3,279,349	8,268,206
Barratt Developments plc	235,315	1,329,558
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Berkeley Group Holdings plc	25,618	1,504,433
British American Tobacco plc	539,982	15,851,861
BT Group plc	1,522,249	1,946,659
Bunzl plc	78,346	3,004,397
Burberry Group plc	83,469	1,194,328
Centrica plc	1,314,109	2,097,677
CK Hutchison Holdings Ltd.	644,000	3,127,764
Coca-Cola Europacific Partners plc	49,432	3,560,093
Compass Group plc	412,610	11,476,222
ConvaTec Group plc (b)	392,970	1,222,653
Croda International plc	32,030	1,834,569
DCC plc	23,804	1,625,591
Diageo plc	540,932	18,694,436
DS Smith plc	323,603	1,409,787
Entain plc	154,234	1,504,739
Halma plc	91,666	2,512,275
Hargreaves Lansdown plc	85,068	859,641
Hiscox Ltd.	83,812	1,285,330
Howden Joinery Group plc	132,345	1,440,538
HSBC Holdings plc	4,613,126	39,986,361
Imperial Brands plc	214,647	4,904,717
Informa plc	310,957	3,078,440
InterContinental Hotels Group plc	39,779	3,879,806
Intermediate Capital Group plc	70,099	1,827,054
Intertek Group plc	38,969	2,398,408
J Sainsbury plc	407,624	1,337,080
JD Sports Fashion plc	602,690	862,856
Kingfisher plc	452,999	1,395,384
Land Securities Group plc, REIT	166,759	1,347,756
Legal & General Group plc	1,440,680	4,229,117
Lloyds Banking Group plc	14,839,517	9,577,179
London Stock Exchange Group plc	104,830	11,556,471
M&G plc	547,332	1,370,262
Melrose Industries plc	300,854	2,363,610
National Grid plc	890,515	11,681,030
NatWest Group plc	1,169,316	4,413,447
Next plc	28,824	3,232,841
Ocado Group plc *	174,253	762,919
Pearson plc	163,794	1,987,450
Persimmon plc	76,896	1,245,180
Phoenix Group Holdings plc	180,354	1,098,484
Reckitt Benckiser Group plc	172,776	9,659,389
RELX plc	455,712	18,723,785
Rentokil Initial plc	609,070	3,074,569
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Rightmove plc	194,014	1,242,816
Rolls-Royce Holdings plc *	2,032,221	10,421,281
Sage Group plc (The)	246,418	3,573,283
Schroders plc	215,874	946,410
Segro plc, REIT	303,071	3,187,740
Severn Trent plc	63,764	1,965,480
Smith & Nephew plc	210,672	2,552,429
Smiths Group plc	83,913	1,691,684
Spirax-Sarco Engineering plc	17,811	1,959,878
SSE plc	263,860	5,484,699
St. James's Place plc	132,074	714,692
Standard Chartered plc	533,446	4,583,123
Taylor Wimpey plc	852,926	1,397,625
Tesco plc	1,656,873	6,117,293
Unilever plc	603,728	31,231,336
United Utilities Group plc	164,642	2,146,138
Vodafone Group plc	5,256,427	4,432,756
Weir Group plc (The)	62,683	1,599,506
Whitbread plc	43,920	1,731,010
Wise plc, Class A *	161,821	1,555,173
WPP plc	259,521	2,601,222
		420,324,510
United States — 8.6%
BP plc	4,121,187	26,563,676
CSL Ltd.	116,637	20,723,611
Experian plc	221,831	8,947,319
Ferrovial SE	119,357	4,292,716
GSK plc	979,856	20,328,994
Haleon plc	1,337,820	5,650,073
Holcim AG	119,077	9,967,671
James Hardie Industries plc, CHDI *	105,701	3,633,784
Nestle SA (Registered)	643,572	64,614,756
QIAGEN NV *	53,335	2,226,825
Roche Holding AG	167,074	40,033,306
Roche Holding AG	7,006	1,842,989
Sanofi SA (a)	274,294	27,098,331
Schneider Electric SE	129,549	29,538,896
Shell plc	1,566,189	55,675,854
Stellantis NV (a)	496,353	10,982,552
Swiss Re AG	69,707	7,577,528
Tenaris SA	111,936	1,858,945
		341,557,826
Total Common Stocks (Cost $3,451,212,546)		3,924,061,746
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	95

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.3%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $31,381,914)	31,381,914	31,381,914
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	88,998,626	89,007,526
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	10,988,807	10,988,807
Total Investment of Cash Collateral from Securities Loaned (Cost $99,998,033)		99,996,333
Total Short-Term Investments (Cost $131,379,947)		131,378,247
Total Investments — 101.9% (Cost $3,582,592,493)		4,055,439,993
Liabilities in Excess of Other Assets — (1.9)%		(74,625,822)
NET ASSETS — 100.0%		3,980,814,171

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $92,572,419.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.3%
Pharmaceuticals	9.2
Insurance	5.0
Oil, Gas & Consumable Fuels	4.2
Semiconductors & Semiconductor Equipment	3.8
Automobiles	3.8
Chemicals	3.0
Machinery	3.0
Metals & Mining	3.0
Textiles, Apparel & Luxury Goods	2.9
Capital Markets	2.7
Food Products	2.7
Trading Companies & Distributors	2.3
Electrical Equipment	2.1
Aerospace & Defense	2.0
Health Care Equipment & Supplies	2.0
Personal Care Products	1.9
Beverages	1.7
Industrial Conglomerates	1.6
Electric Utilities	1.6
Diversified Telecommunication Services	1.6
Software	1.6
Professional Services	1.6
Hotels, Restaurants & Leisure	1.3
Electronic Equipment, Instruments & Components	1.3
Real Estate Management & Development	1.2
Consumer Staples Distribution & Retail	1.2
Financial Services	1.2
Household Durables	1.1
Others (each less than 1.0%)	15.9
Short-Term Investments	3.2
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	500	06/21/2024	USD	56,650,000	(1,368,000)

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	97

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Air Freight & Logistics — 0.3%
Nippon Express Holdings, Inc.	220,400	11,275,290
SG Holdings Co. Ltd.	1,161,300	13,593,123
Yamato Holdings Co. Ltd.	881,000	11,635,090
		36,503,503
Automobile Components — 2.1%
Aisin Corp.	462,500	17,591,768
Bridgestone Corp.	1,609,500	71,022,425
Denso Corp.	4,849,600	82,652,328
Koito Manufacturing Co. Ltd.	637,800	8,578,883
Niterra Co. Ltd.	552,500	18,120,811
Sumitomo Electric Industries Ltd.	2,137,500	33,037,883
		231,004,098
Automobiles — 9.6%
Honda Motor Co. Ltd.	13,371,000	152,129,642
Isuzu Motors Ltd.	1,699,900	21,542,585
Mazda Motor Corp.	1,640,000	18,563,939
Mitsubishi Motors Corp.	1,877,400	5,949,180
Nissan Motor Co. Ltd.	6,052,000	22,148,523
Subaru Corp.	1,642,400	36,673,137
Suzuki Motor Corp.	5,032,000	58,601,593
Toyota Motor Corp.	32,562,900	742,714,022
Yamaha Motor Co. Ltd.	2,491,100	23,235,046
		1,081,557,667
Banks — 7.6%
Chiba Bank Ltd. (The)	1,989,500	16,805,440
Concordia Financial Group Ltd.	3,222,000	17,360,577
Fukuoka Financial Group, Inc.	520,600	13,828,449
Japan Post Bank Co. Ltd.	3,822,100	38,795,504
Kyoto Financial Group, Inc.	815,800	14,520,564
Mitsubishi UFJ Financial Group, Inc.	32,994,300	328,667,989
Mizuho Financial Group, Inc.	6,953,800	134,410,748
Resona Holdings, Inc.	6,236,900	39,440,585
Sumitomo Mitsui Financial Group, Inc.	3,621,300	205,703,651
Sumitomo Mitsui Trust Holdings, Inc.	1,993,500	41,913,005
		851,446,512
Beverages — 0.8%
Asahi Group Holdings Ltd.	1,390,800	47,577,855
Kirin Holdings Co. Ltd.	2,227,500	32,516,146
Suntory Beverage & Food Ltd.	344,700	11,214,902
		91,308,903
INVESTMENTS	SHARES	VALUE($)

Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,454,700	34,165,125
Rakuten Group, Inc. *	4,047,100	19,464,307
		53,629,432
Building Products — 1.3%
AGC, Inc. (a)	581,700	21,507,918
Daikin Industries Ltd.	803,300	109,643,486
TOTO Ltd.	435,800	11,794,708
		142,946,112
Capital Markets — 1.1%
Daiwa Securities Group, Inc.	3,915,000	28,771,570
Japan Exchange Group, Inc.	1,427,800	33,439,827
Nomura Holdings, Inc.	8,272,100	47,068,137
SBI Holdings, Inc.	743,100	18,093,104
		127,372,638
Chemicals — 3.7%
Asahi Kasei Corp.	3,804,100	26,522,698
JSR Corp. *	553,600	15,186,599
Kansai Paint Co. Ltd.	590,500	7,687,233
Mitsubishi Chemical Group Corp.	3,900,900	22,757,335
Mitsui Chemicals, Inc.	523,500	14,900,335
Nippon Paint Holdings Co. Ltd.	2,660,700	17,031,186
Nippon Sanso Holdings Corp.	540,600	16,057,124
Nissan Chemical Corp.	370,400	12,626,262
Nitto Denko Corp.	391,400	32,363,180
Shin-Etsu Chemical Co. Ltd.	5,477,800	212,039,831
Sumitomo Chemical Co. Ltd.	4,488,200	9,588,865
Toray Industries, Inc.	4,394,300	20,085,124
Tosoh Corp.	872,500	12,028,391
		418,874,163
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	633,000	18,436,838
Secom Co. Ltd.	566,800	39,371,346
TOPPAN Holdings, Inc.	882,200	20,929,277
		78,737,461
Construction & Engineering — 0.7%
Kajima Corp.	1,277,900	24,480,839
Obayashi Corp.	1,918,000	21,406,407
Shimizu Corp.	1,678,800	10,399,258
Taisei Corp.	494,000	18,085,545
		74,372,049
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	99

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.0% ^
Acom Co. Ltd.	1,233,300	3,180,091
Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd.	2,336,200	48,845,966
Cosmos Pharmaceutical Corp.	62,400	5,756,713
Kobe Bussan Co. Ltd.	389,300	8,407,822
Lawson, Inc.	138,700	9,080,160
MatsukiyoCocokara & Co.	1,044,900	14,817,448
Seven & i Holdings Co. Ltd.	6,688,600	86,424,743
Welcia Holdings Co. Ltd.	279,700	4,112,375
		177,445,227
Diversified REITs — 0.2%
Daiwa House REIT Investment Corp.	6,104	10,253,354
Nomura Real Estate Master Fund, Inc.	11,325	10,825,800
		21,079,154
Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	76,177,200	82,245,660
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	2,073,700	26,617,939
Kansai Electric Power Co., Inc. (The)	2,146,900	32,159,320
Tokyo Electric Power Co. Holdings, Inc. *	1,992,100	12,391,418
		71,168,677
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	392,200	24,396,383
Mitsubishi Electric Corp.	5,754,000	100,291,798
NIDEC Corp.	1,438,600	67,373,762
		192,061,943
Electronic Equipment, Instruments & Components — 4.4%
Hamamatsu Photonics KK	402,000	14,729,952
Hirose Electric Co. Ltd.	78,300	8,311,219
Ibiden Co. Ltd.	367,100	13,954,760
Keyence Corp.	511,500	224,942,283
Kyocera Corp.	3,705,400	45,163,801
Murata Manufacturing Co. Ltd.	4,796,400	87,640,650
Omron Corp.	539,900	18,530,663
Shimadzu Corp.	808,600	21,968,096
TDK Corp.	1,040,100	46,399,896
Yokogawa Electric Corp.	714,600	15,789,664
		497,430,984
Entertainment — 1.9%
Capcom Co. Ltd.	800,000	13,169,952
Koei Tecmo Holdings Co. Ltd.	325,300	3,025,736
INVESTMENTS	SHARES	VALUE($)

Entertainment — continued
Konami Group Corp.	261,400	15,772,175
Nexon Co. Ltd.	1,223,600	19,077,574
Nintendo Co. Ltd.	2,899,200	141,391,097
Square Enix Holdings Co. Ltd.	212,700	7,688,500
Toho Co. Ltd.	322,400	10,801,164
		210,926,198
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,478,400	16,050,236
ORIX Corp.	3,179,100	65,061,605
Tokyo Century Corp.	458,300	4,561,611
		85,673,452
Food Products — 1.4%
Ajinomoto Co., Inc.	1,357,100	50,458,977
Kikkoman Corp.	2,415,100	28,776,902
MEIJI Holdings Co. Ltd.	781,200	17,478,864
Nisshin Seifun Group, Inc.	742,300	9,683,217
Nissin Foods Holdings Co. Ltd.	646,500	17,252,211
Toyo Suisan Kaisha Ltd.	278,600	17,422,061
Yakult Honsha Co. Ltd.	749,800	14,665,899
		155,738,131
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,141,700	25,386,711
Tokyo Gas Co. Ltd.	1,120,000	25,118,540
		50,505,251
Ground Transportation — 2.1%
Central Japan Railway Co.	2,448,500	55,992,262
East Japan Railway Co.	2,992,800	54,854,943
Hankyu Hanshin Holdings, Inc.	663,000	17,382,690
Keio Corp.	320,800	7,849,101
Keisei Electric Railway Co. Ltd.	442,700	16,491,882
Kintetsu Group Holdings Co. Ltd.	523,600	13,461,019
Kyushu Railway Co.	411,200	8,847,347
Odakyu Electric Railway Co. Ltd.	951,500	10,697,413
Tobu Railway Co. Ltd.	568,000	11,269,391
Tokyu Corp.	1,646,600	19,491,726
West Japan Railway Co.	1,335,600	25,351,619
		241,689,393
Health Care Equipment & Supplies — 2.3%
Asahi Intecc Co. Ltd. (a)	646,800	9,477,356
Hoya Corp.	962,800	111,626,864
Olympus Corp.	3,303,500	46,016,838
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Sysmex Corp.	1,436,600	22,971,774
Terumo Corp.	3,945,200	66,926,892
		257,019,724
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	580,000	9,096,171
Health Care Technology — 0.1%
M3, Inc.	1,231,100	13,022,798
Hotels, Restaurants & Leisure — 0.9%
McDonald's Holdings Co. Japan Ltd. (a)	235,300	10,350,538
Oriental Land Co. Ltd.	3,016,400	83,227,713
Zensho Holdings Co. Ltd.	260,300	10,089,021
		103,667,272
Household Durables — 3.8%
Haseko Corp.	692,800	8,369,901
Iida Group Holdings Co. Ltd.	404,700	5,166,366
Nikon Corp.	951,200	9,834,767
Open House Group Co. Ltd.	205,400	6,246,263
Panasonic Holdings Corp.	6,402,400	55,883,065
Sekisui Chemical Co. Ltd.	1,128,900	16,423,290
Sekisui House Ltd.	1,719,300	39,510,127
Sharp Corp. *	654,600	3,436,103
Sony Group Corp.	3,378,600	279,245,917
		424,115,799
Household Products — 0.3%
Unicharm Corp.	1,115,300	33,139,077
Industrial Conglomerates — 2.2%
Hikari Tsushin, Inc.	62,400	10,141,365
Hitachi Ltd.	2,540,200	234,360,620
		244,501,985
Industrial REITs — 0.2%
GLP J-REIT	13,028	10,595,831
Nippon Prologis REIT, Inc.	6,602	11,411,122
		22,006,953
Insurance — 3.9%
Dai-ichi Life Holdings, Inc.	2,696,800	62,460,700
Japan Post Holdings Co. Ltd.	5,601,200	53,790,007
Japan Post Insurance Co. Ltd.	528,800	9,927,734
MS&AD Insurance Group Holdings, Inc.	3,651,600	65,652,283
Sompo Holdings, Inc.	2,564,000	50,741,897
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
T&D Holdings, Inc.	1,469,900	23,984,847
Tokio Marine Holdings, Inc.	5,426,400	171,508,945
		438,066,413
Interactive Media & Services — 0.2%
LY Corp.	7,356,400	17,674,738
IT Services — 2.1%
Fujitsu Ltd.	4,749,400	73,369,460
NEC Corp.	695,000	50,319,384
Nomura Research Institute Ltd.	1,161,800	28,113,118
NTT Data Group Corp.	1,627,700	25,453,682
Obic Co. Ltd.	179,100	23,008,358
Otsuka Corp.	668,000	13,285,268
SCSK Corp.	423,100	7,691,620
TIS, Inc.	658,300	14,059,034
		235,299,924
Leisure Products — 0.8%
Bandai Namco Holdings, Inc.	1,811,300	33,844,463
Sega Sammy Holdings, Inc.	445,600	5,832,445
Shimano, Inc.	225,800	36,695,439
Yamaha Corp.	420,200	8,854,955
		85,227,302
Machinery — 5.0%
Daifuku Co. Ltd.	984,100	20,158,112
FANUC Corp.	2,483,000	73,544,718
Hitachi Construction Machinery Co. Ltd.	281,900	8,051,707
Hoshizaki Corp.	319,800	11,019,898
Kawasaki Heavy Industries Ltd.	444,500	13,760,860
Komatsu Ltd.	2,596,300	77,515,517
Kubota Corp.	3,132,900	50,250,889
Kurita Water Industries Ltd.	306,200	12,126,773
Makita Corp.	705,100	20,413,279
MINEBEA MITSUMI, Inc.	1,025,300	19,204,233
MISUMI Group, Inc.	773,000	12,567,326
Mitsubishi Heavy Industries Ltd.	9,192,000	82,186,748
NGK Insulators Ltd.	840,100	11,444,091
SMC Corp.	158,100	83,060,470
Toyota Industries Corp.	470,600	44,719,646
Yaskawa Electric Corp.	694,100	28,598,744
		568,623,011
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	1,205,700	16,988,178
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	101

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Marine Transportation — continued
Mitsui OSK Lines Ltd.	993,300	31,526,931
Nippon Yusen KK	1,322,300	37,540,716
		86,055,825
Media — 0.1%
Dentsu Group, Inc. (a)	629,200	17,021,862
Metals & Mining — 0.9%
JFE Holdings, Inc.	1,661,700	24,802,078
Nippon Steel Corp.	2,524,700	56,601,054
Sumitomo Metal Mining Co. Ltd.	725,500	24,237,970
		105,641,102
Office REITs — 0.3%
Japan Real Estate Investment Corp.	3,805	12,903,296
Nippon Building Fund, Inc.	4,499	17,189,754
		30,093,050
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings, Inc.	8,272,200	38,219,341
Idemitsu Kosan Co. Ltd.	2,890,760	19,585,246
Inpex Corp. (a)	2,417,600	36,215,169
		94,019,756
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,632,700	10,312,329
Passenger Airlines — 0.1%
ANA Holdings, Inc.	425,600	8,083,002
Japan Airlines Co. Ltd.	395,900	7,014,861
		15,097,863
Personal Care Products — 0.8%
Kao Corp.	1,274,200	52,563,589
Kose Corp.	98,000	5,053,281
Shiseido Co. Ltd.	1,094,600	29,300,535
		86,917,405
Pharmaceuticals — 4.8%
Astellas Pharma, Inc.	4,928,600	47,304,219
Chugai Pharmaceutical Co. Ltd.	1,756,500	55,863,498
Daiichi Sankyo Co. Ltd.	5,261,000	177,073,220
Eisai Co. Ltd.	745,800	30,629,304
Kyowa Kirin Co. Ltd.	681,400	11,443,332
Ono Pharmaceutical Co. Ltd.	1,223,600	17,623,962
Otsuka Holdings Co. Ltd.	1,247,000	53,317,805
Shionogi & Co. Ltd.	803,800	37,538,081
Takeda Pharmaceutical Co. Ltd.	4,303,700	113,110,151
		543,903,572
INVESTMENTS	SHARES	VALUE($)

Professional Services — 1.7%
Persol Holdings Co. Ltd.	5,112,000	7,071,479
Recruit Holdings Co. Ltd.	4,256,600	183,320,523
		190,392,002
Real Estate Management & Development — 2.6%
Daito Trust Construction Co. Ltd.	177,800	19,059,163
Daiwa House Industry Co. Ltd.	1,803,200	50,740,089
Hulic Co. Ltd.	1,503,800	13,857,000
Mitsubishi Estate Co. Ltd.	3,478,300	63,738,855
Mitsui Fudosan Co. Ltd.	7,690,300	78,264,668
Nomura Real Estate Holdings, Inc.	306,900	8,592,321
Sumitomo Realty & Development Co. Ltd.	1,298,700	44,940,113
Tokyu Fudosan Holdings Corp.	1,637,200	11,994,544
		291,186,753
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	19,157	11,565,629
Semiconductors & Semiconductor Equipment — 4.7%
Advantest Corp.	1,948,600	60,992,491
Disco Corp.	249,300	71,012,050
Lasertec Corp.	218,900	47,217,920
Renesas Electronics Corp.	3,538,500	57,450,208
Rohm Co. Ltd.	883,700	12,703,058
SUMCO Corp. (a)	961,900	14,345,120
Tokyo Electron Ltd.	1,225,300	268,764,552
		532,485,399
Software — 0.2%
Oracle Corp.	91,400	6,859,076
Trend Micro, Inc.	353,700	17,429,703
		24,288,779
Specialty Retail — 1.5%
ABC-Mart, Inc.	274,300	5,463,586
Fast Retailing Co. Ltd.	457,500	119,622,098
Nitori Holdings Co. Ltd.	221,900	29,697,559
USS Co. Ltd.	1,103,600	8,430,726
ZOZO, Inc.	353,500	7,613,852
		170,827,821
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	699,300	12,369,896
Canon, Inc.	2,708,800	73,314,460
FUJIFILM Holdings Corp.	3,296,900	70,133,265
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Ricoh Co. Ltd.	1,670,200	14,408,912
Seiko Epson Corp.	838,400	13,791,669
		184,018,202
Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp.	500,700	21,461,180
Tobacco — 0.7%
Japan Tobacco, Inc.	3,038,800	81,748,631
Trading Companies & Distributors — 7.6%
ITOCHU Corp.	3,771,600	170,154,876
Marubeni Corp.	4,619,200	82,297,343
Mitsubishi Corp.	11,121,100	254,334,903
Mitsui & Co. Ltd.	4,107,200	198,277,934
MonotaRO Co. Ltd. (a)	681,500	8,167,696
Sojitz Corp.	607,000	15,628,345
Sumitomo Corp.	3,350,200	88,100,772
Toyota Tsusho Corp.	647,000	41,136,222
		858,098,091
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	214,900	7,594,395
Wireless Telecommunication Services — 3.0%
KDDI Corp.	4,126,500	114,505,410
SoftBank Corp.	7,683,900	92,680,787
SoftBank Group Corp.	2,645,700	130,117,107
		337,303,304
Total Common Stocks (Cost $10,355,489,844)		11,128,390,816
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (b) (c)	17,345,163	17,346,897
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	2,508,735	2,508,735
Total Investment of Cash Collateral from Securities Loaned (Cost $19,855,867)		19,855,632
Total Investments — 99.0% (Cost $10,375,345,711)		11,148,246,448
Other Assets Less Liabilities — 1.0%		109,102,841
NET ASSETS — 100.0%		11,257,349,289

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $18,842,417.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	733	06/13/2024	JPY	126,740,703	(509,454)

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	103

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.9%
Boeing Co. (The) *	42,986	7,214,770
General Dynamics Corp.	16,903	4,852,682
General Electric Co.	73,910	11,960,116
HEICO Corp.	2,978	617,637
HEICO Corp., Class A	5,349	887,132
Howmet Aerospace, Inc.	27,408	1,829,484
Huntington Ingalls Industries, Inc.	2,794	773,743
L3Harris Technologies, Inc.	12,621	2,701,525
Lockheed Martin Corp.	15,112	7,026,022
Northrop Grumman Corp.	10,623	5,152,474
RTX Corp.	93,575	9,499,734
Textron, Inc.	13,804	1,167,680
TransDigm Group, Inc.	3,715	4,636,432
		58,319,431
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	8,194	581,774
Expeditors International of Washington, Inc.	10,183	1,133,469
FedEx Corp.	16,623	4,351,569
United Parcel Service, Inc., Class B	51,012	7,523,250
		13,590,062
Automobile Components — 0.1%
Aptiv plc *	19,905	1,413,255
BorgWarner, Inc.	16,522	541,426
Lear Corp.	4,104	516,570
		2,471,251
Automobiles — 1.4%
Ford Motor Co.	277,028	3,365,890
General Motors Co.	81,329	3,621,581
Lucid Group, Inc. * (a)	60,709	154,808
Rivian Automotive, Inc., Class A * (a)	47,418	422,020
Tesla, Inc. *	195,396	35,812,179
		43,376,478
Banks — 3.3%
Bank of America Corp.	483,871	17,908,029
Citigroup, Inc.	134,090	8,223,740
Citizens Financial Group, Inc.	31,432	1,072,145
East West Bancorp, Inc.	9,907	737,972
Fifth Third Bancorp	44,771	1,632,351
First Citizens BancShares, Inc., Class A	829	1,398,324
Huntington Bancshares, Inc.	97,529	1,313,715
JPMorgan Chase & Co. (b)	202,672	38,860,330
KeyCorp	65,970	955,905
INVESTMENTS	SHARES	VALUE($)

Banks — continued
M&T Bank Corp.	11,689	1,687,775
PNC Financial Services Group, Inc. (The)	28,034	4,296,491
Regions Financial Corp.	65,525	1,262,667
Truist Financial Corp.	93,967	3,528,461
US Bancorp	109,595	4,452,845
Wells Fargo & Co.	253,805	15,055,712
		102,386,462
Beverages — 1.4%
Brown-Forman Corp., Class A	3,425	168,065
Brown-Forman Corp., Class B	21,447	1,026,239
Coca-Cola Co. (The)	276,540	17,081,876
Constellation Brands, Inc., Class A	10,994	2,786,539
Keurig Dr Pepper, Inc.	67,955	2,290,083
Molson Coors Beverage Co., Class B	12,548	718,498
Monster Beverage Corp. *	54,875	2,933,069
PepsiCo, Inc.	96,958	17,055,882
		44,060,251
Biotechnology — 1.9%
AbbVie, Inc.	124,523	20,252,421
Alnylam Pharmaceuticals, Inc. *	8,585	1,235,811
Amgen, Inc.	37,736	10,337,400
Biogen, Inc. *	10,214	2,194,172
BioMarin Pharmaceutical, Inc. *	13,248	1,069,908
Exact Sciences Corp. *	12,749	756,653
Gilead Sciences, Inc.	87,880	5,729,776
Incyte Corp. *	13,021	677,743
Moderna, Inc. *	22,637	2,497,087
Neurocrine Biosciences, Inc. *	6,906	949,851
Regeneron Pharmaceuticals, Inc. *	7,539	6,714,686
Vertex Pharmaceuticals, Inc. *	18,163	7,134,608
		59,550,116
Broadline Retail — 4.1%
Amazon.com, Inc. *	661,217	115,712,975
Coupang, Inc. (South Korea) *	82,584	1,858,140
eBay, Inc.	36,610	1,886,880
Etsy, Inc. * (a)	8,420	578,201
MercadoLibre, Inc. (Brazil) *	3,440	5,017,928
		125,054,124
Building Products — 0.5%
Allegion plc	6,184	751,727
Carrier Global Corp.	59,180	3,638,978
Johnson Controls International plc	47,972	3,121,538
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Lennox International, Inc.	2,273	1,053,354
Masco Corp.	15,813	1,082,400
Owens Corning	6,252	1,051,649
Trane Technologies plc	16,021	5,084,104
		15,783,750
Capital Markets — 3.0%
Ameriprise Financial, Inc.	7,120	2,931,945
Ares Management Corp.	11,748	1,563,541
Bank of New York Mellon Corp. (The)	53,437	3,018,656
BlackRock, Inc.	10,117	7,634,693
Blackstone, Inc.	50,675	5,909,212
Carlyle Group, Inc. (The)	14,449	647,315
Charles Schwab Corp. (The)	101,199	7,483,666
CME Group, Inc.	25,359	5,316,261
Coinbase Global, Inc., Class A *	12,088	2,465,106
FactSet Research Systems, Inc.	2,681	1,117,682
Franklin Resources, Inc.	20,174	460,774
Goldman Sachs Group, Inc. (The)	22,796	9,727,281
Intercontinental Exchange, Inc.	40,323	5,191,990
KKR & Co., Inc.	46,737	4,349,813
LPL Financial Holdings, Inc.	5,327	1,433,656
MarketAxess Holdings, Inc.	2,667	533,640
Moody's Corp.	11,156	4,131,401
Morgan Stanley	89,361	8,117,553
MSCI, Inc.	5,574	2,596,313
Nasdaq, Inc.	28,191	1,687,231
Northern Trust Corp.	14,550	1,198,775
Raymond James Financial, Inc.	13,303	1,622,966
S&P Global, Inc.	22,141	9,206,892
State Street Corp.	21,723	1,574,700
T. Rowe Price Group, Inc.	15,651	1,714,880
		91,635,942
Chemicals — 1.5%
Air Products and Chemicals, Inc.	15,672	3,703,920
Albemarle Corp.	8,257	993,400
Celanese Corp.	7,300	1,121,353
CF Industries Holdings, Inc.	12,523	988,941
Corteva, Inc.	49,655	2,687,825
Dow, Inc.	49,406	2,811,201
DuPont de Nemours, Inc.	30,289	2,195,953
Eastman Chemical Co.	8,336	787,252
Ecolab, Inc.	17,522	3,962,600
International Flavors & Fragrances, Inc.	17,995	1,523,277
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Linde plc	34,127	15,048,642
LyondellBasell Industries NV, Class A	18,238	1,823,253
Mosaic Co. (The)	23,010	722,284
PPG Industries, Inc.	16,621	2,144,109
Sherwin-Williams Co. (The)	16,652	4,989,106
Westlake Corp.	2,384	351,306
		45,854,422
Commercial Services & Supplies — 0.6%
Cintas Corp.	6,169	4,061,299
Copart, Inc. *	58,646	3,185,064
Republic Services, Inc.	14,441	2,768,340
Rollins, Inc.	20,746	924,442
Veralto Corp.	16,329	1,529,701
Waste Management, Inc.	25,906	5,388,966
		17,857,812
Communications Equipment — 0.8%
Arista Networks, Inc. *	17,940	4,602,686
Cisco Systems, Inc.	286,571	13,463,106
F5, Inc. *	4,068	672,481
Juniper Networks, Inc.	22,445	781,535
Motorola Solutions, Inc.	11,701	3,968,394
		23,488,202
Construction & Engineering — 0.1%
Quanta Services, Inc.	10,236	2,646,620
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	4,346	2,551,406
Vulcan Materials Co.	9,046	2,330,521
		4,881,927
Consumer Finance — 0.5%
American Express Co.	40,527	9,484,534
Capital One Financial Corp.	25,919	3,717,562
Discover Financial Services	17,621	2,233,109
Synchrony Financial	27,760	1,220,885
		16,656,090
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	29,402	599,801
Costco Wholesale Corp.	31,296	22,623,878
Dollar General Corp.	15,470	2,153,269
Dollar Tree, Inc. *	14,529	1,718,054
Kroger Co. (The)	47,125	2,609,783
Sysco Corp.	35,099	2,608,558
Target Corp.	32,533	5,237,162
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	105

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Walgreens Boots Alliance, Inc.	50,448	894,443
Walmart, Inc.	306,940	18,216,889
		56,661,837
Containers & Packaging — 0.2%
Amcor plc	101,824	910,306
Avery Dennison Corp.	5,645	1,226,546
Ball Corp.	21,211	1,475,649
Crown Holdings, Inc.	8,482	696,118
International Paper Co.	23,206	810,818
Packaging Corp. of America	6,033	1,043,588
WestRock Co.	17,319	830,619
		6,993,644
Distributors — 0.1%
Genuine Parts Co.	9,867	1,551,191
LKQ Corp.	18,825	811,922
Pool Corp.	2,662	965,055
		3,328,168
Diversified REITs — 0.0% ^
WP Carey, Inc.	15,304	839,271
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	504,245	8,516,698
Verizon Communications, Inc.	296,499	11,708,746
		20,225,444
Electric Utilities — 1.5%
Alliant Energy Corp.	17,970	894,906
American Electric Power Co., Inc.	37,079	3,189,906
Avangrid, Inc.	5,011	183,052
Constellation Energy Corp.	21,630	4,021,882
Duke Energy Corp.	54,361	5,341,512
Edison International	27,058	1,922,742
Entergy Corp.	14,874	1,586,610
Evergy, Inc.	15,557	815,965
Eversource Energy	24,633	1,493,252
Exelon Corp.	70,204	2,638,266
FirstEnergy Corp.	36,295	1,391,550
NextEra Energy, Inc.	144,552	9,680,647
NRG Energy, Inc.	15,884	1,154,290
PG&E Corp.	149,791	2,562,924
Pinnacle West Capital Corp.	8,003	589,421
PPL Corp.	51,980	1,427,371
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued
Southern Co. (The)	73,907	5,432,165
Xcel Energy, Inc.	38,915	2,090,903
		46,417,364
Electrical Equipment — 0.6%
AMETEK, Inc.	16,248	2,837,876
Eaton Corp. plc	28,154	8,960,292
Emerson Electric Co.	40,168	4,329,307
Hubbell, Inc.	3,470	1,285,704
Rockwell Automation, Inc.	8,090	2,192,067
		19,605,246
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	40,889	4,938,165
CDW Corp.	9,442	2,283,642
Corning, Inc.	54,515	1,819,711
Flex Ltd. *	30,510	874,112
Keysight Technologies, Inc. *	12,467	1,844,368
TE Connectivity Ltd.	21,171	2,995,273
Teledyne Technologies, Inc. *	3,311	1,263,080
Trimble, Inc. *	16,849	1,012,119
Zebra Technologies Corp., Class A *	3,598	1,131,787
		18,162,257
Energy Equipment & Services — 0.3%
Baker Hughes Co.	70,963	2,314,813
Halliburton Co.	63,050	2,362,484
Schlumberger NV	100,650	4,778,862
		9,456,159
Entertainment — 1.2%
Electronic Arts, Inc.	17,200	2,181,304
Liberty Media Corp-Liberty Formula One, Class A *	1,614	100,504
Liberty Media Corp-Liberty Formula One, Class C *	14,469	1,012,396
Live Nation Entertainment, Inc. *	9,935	883,321
Netflix, Inc. *	30,526	16,808,836
ROBLOX Corp., Class A *	33,730	1,199,439
Take-Two Interactive Software, Inc. *	11,147	1,591,903
Walt Disney Co. (The)	129,077	14,340,455
		38,118,158
Financial Services — 4.3%
Apollo Global Management, Inc.	28,017	3,036,482
Berkshire Hathaway, Inc., Class B *	127,839	50,717,567
Block, Inc. *	38,997	2,846,781
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Corebridge Financial, Inc. (a)	10,947	290,752
Corpay, Inc. *	4,796	1,449,063
Equitable Holdings, Inc.	22,211	819,808
Fidelity National Information Services, Inc.	41,738	2,834,845
Fiserv, Inc. *	38,612	5,894,894
Global Payments, Inc.	16,882	2,072,603
Jack Henry & Associates, Inc.	5,124	833,624
Mastercard, Inc., Class A	58,453	26,373,994
PayPal Holdings, Inc. *	75,951	5,158,592
Visa, Inc., Class A (a)	111,467	29,941,151
		132,270,156
Food Products — 0.8%
Archer-Daniels-Midland Co.	37,467	2,197,814
Bunge Global SA	10,216	1,039,580
Campbell Soup Co.	14,031	641,357
Conagra Brands, Inc.	32,089	987,700
General Mills, Inc.	40,018	2,819,668
Hershey Co. (The)	10,549	2,045,662
Hormel Foods Corp.	20,427	726,384
J M Smucker Co. (The)	7,477	858,734
Kellanova	18,571	1,074,518
Kraft Heinz Co. (The)	56,406	2,177,836
Lamb Weston Holdings, Inc.	10,201	850,151
McCormick & Co., Inc. (Non-Voting)	17,723	1,348,011
Mondelez International, Inc., Class A	95,983	6,905,017
Tyson Foods, Inc., Class A	18,993	1,151,926
		24,824,358
Gas Utilities — 0.0% ^
Atmos Energy Corp.	10,445	1,231,466
Ground Transportation — 1.0%
CSX Corp.	139,358	4,629,473
JB Hunt Transport Services, Inc.	5,561	904,052
Norfolk Southern Corp.	15,940	3,671,301
Old Dominion Freight Line, Inc.	13,398	2,434,550
Uber Technologies, Inc. *	139,902	9,271,305
Union Pacific Corp.	42,949	10,185,785
		31,096,466
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	122,305	12,960,661
Align Technology, Inc. *	5,372	1,516,945
Baxter International, Inc.	35,734	1,442,582
Becton Dickinson & Co.	19,507	4,576,342
Boston Scientific Corp. *	103,207	7,417,487
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued
Cooper Cos., Inc. (The)	13,946	1,242,031
Dexcom, Inc. *	26,855	3,421,059
Edwards Lifesciences Corp. *	42,426	3,592,210
GE HealthCare Technologies, Inc.	26,615	2,029,128
Hologic, Inc. *	16,897	1,280,286
IDEXX Laboratories, Inc. *	5,799	2,857,515
Insulet Corp. *	4,915	845,085
Intuitive Surgical, Inc. *	23,479	8,701,787
Medtronic plc	93,820	7,528,117
ResMed, Inc.	10,359	2,216,722
STERIS plc	6,956	1,422,919
Stryker Corp.	24,542	8,258,383
Teleflex, Inc.	3,183	664,451
Zimmer Biomet Holdings, Inc.	14,112	1,697,391
		73,671,101
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	17,355	1,788,259
Cencora, Inc.	11,064	2,644,849
Centene Corp. *	37,560	2,744,134
Cigna Group (The)	19,691	7,030,475
CVS Health Corp.	90,669	6,139,198
Elevance Health, Inc.	15,740	8,319,849
HCA Healthcare, Inc.	14,035	4,348,324
Henry Schein, Inc. *	8,529	590,889
Humana, Inc.	8,179	2,470,794
Laboratory Corp. of America Holdings	5,987	1,205,602
McKesson Corp.	9,253	4,970,804
Molina Healthcare, Inc. *	3,836	1,312,296
Quest Diagnostics, Inc.	7,922	1,094,662
UnitedHealth Group, Inc.	65,153	31,514,506
Universal Health Services, Inc., Class B	4,142	705,921
		76,880,562
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	49,822	927,187
Ventas, Inc.	26,997	1,195,427
Welltower, Inc.	39,028	3,718,588
		5,841,202
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	10,286	2,042,388
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	46,920	885,380
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	107

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	28,953	4,591,077
Booking Holdings, Inc.	2,409	8,315,940
Caesars Entertainment, Inc. *	14,595	522,793
Carnival Corp. *	66,945	992,125
Chipotle Mexican Grill, Inc. *	1,772	5,598,811
Darden Restaurants, Inc.	8,475	1,300,150
Domino's Pizza, Inc.	2,457	1,300,416
DoorDash, Inc., Class A *	19,489	2,519,148
Expedia Group, Inc. *	9,380	1,262,830
Hilton Worldwide Holdings, Inc.	16,682	3,291,025
Las Vegas Sands Corp.	21,472	952,498
Marriott International, Inc., Class A	17,570	4,148,804
McDonald's Corp.	50,930	13,905,927
MGM Resorts International *	19,638	774,523
Royal Caribbean Cruises Ltd. *	16,564	2,312,831
Starbucks Corp.	80,076	7,085,925
Vail Resorts, Inc.	2,550	482,894
Wynn Resorts Ltd.	6,780	621,387
Yum! Brands, Inc.	19,769	2,792,371
		62,771,475
Household Durables — 0.4%
DR Horton, Inc.	21,693	3,091,035
Garmin Ltd.	10,838	1,565,766
Lennar Corp., Class A	17,628	2,672,757
Lennar Corp., Class B	818	114,839
NVR, Inc. *	209	1,554,720
PulteGroup, Inc.	15,169	1,690,130
		10,689,247
Household Products — 1.3%
Church & Dwight Co., Inc.	17,365	1,873,510
Clorox Co. (The)	8,745	1,293,123
Colgate-Palmolive Co.	58,065	5,337,335
Kimberly-Clark Corp.	23,788	3,247,775
Procter & Gamble Co. (The)	165,939	27,081,245
		38,832,988
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	47,129	843,609
Vistra Corp.	23,394	1,774,201
		2,617,810
INVESTMENTS	SHARES	VALUE($)

Industrial Conglomerates — 0.4%
3M Co.	38,949	3,758,968
Honeywell International, Inc.	46,490	8,960,018
		12,718,986
Industrial REITs — 0.2%
Prologis, Inc.	65,151	6,648,660
Insurance — 2.1%
Aflac, Inc.	37,544	3,140,556
Allstate Corp. (The)	18,436	3,135,226
American Financial Group, Inc.	4,997	638,367
American International Group, Inc.	47,922	3,609,006
Aon plc, Class A	14,086	3,972,393
Arch Capital Group Ltd. *	26,254	2,455,799
Arthur J Gallagher & Co.	15,131	3,551,094
Brown & Brown, Inc.	16,436	1,340,191
Chubb Ltd.	26,782	6,659,076
Cincinnati Financial Corp.	10,922	1,263,566
Everest Group Ltd.	3,011	1,103,261
Fidelity National Financial, Inc.	18,167	899,267
Globe Life, Inc.	6,637	505,540
Hartford Financial Services Group, Inc. (The)	19,646	1,903,501
Loews Corp.	12,912	970,337
Markel Group, Inc. *	841	1,226,514
Marsh & McLennan Cos., Inc.	34,774	6,934,979
MetLife, Inc.	43,233	3,073,002
Principal Financial Group, Inc.	16,718	1,323,063
Progressive Corp. (The)	41,206	8,581,149
Prudential Financial, Inc.	25,428	2,809,285
Reinsurance Group of America, Inc.	4,481	837,902
Travelers Cos., Inc. (The)	16,085	3,412,594
Willis Towers Watson plc	7,275	1,827,043
WR Berkley Corp.	14,471	1,113,833
		66,286,544
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A *	415,594	67,650,391
Alphabet, Inc., Class C *	372,759	61,371,042
Match Group, Inc. *	18,459	568,906
Meta Platforms, Inc., Class A	156,526	67,332,790
Pinterest, Inc., Class A *	38,911	1,301,573
Snap, Inc., Class A *	71,864	1,081,553
		199,306,255
IT Services — 1.3%
Accenture plc, Class A	44,221	13,306,541
Akamai Technologies, Inc. *	10,636	1,073,492
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Cloudflare, Inc., Class A *	20,857	1,822,902
Cognizant Technology Solutions Corp., Class A	35,365	2,322,773
EPAM Systems, Inc. *	4,066	956,567
Gartner, Inc. *	5,342	2,204,056
GoDaddy, Inc., Class A *	9,224	1,128,833
International Business Machines Corp.	64,388	10,701,286
MongoDB, Inc. *	4,678	1,708,312
Okta, Inc. *	11,040	1,026,499
Snowflake, Inc., Class A *	21,608	3,353,562
Twilio, Inc., Class A *	11,865	710,476
VeriSign, Inc. *	6,240	1,057,555
		41,372,854
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	19,788	2,711,747
Avantor, Inc. *	45,929	1,112,860
Bio-Rad Laboratories, Inc., Class A *	1,497	403,816
Bio-Techne Corp.	11,135	703,843
Charles River Laboratories International, Inc. *	3,436	786,844
Danaher Corp.	47,634	11,747,497
Illumina, Inc. *	11,168	1,374,222
IQVIA Holdings, Inc. *	12,874	2,983,807
Mettler-Toledo International, Inc. *	1,524	1,874,063
Revvity, Inc.	8,708	892,309
Thermo Fisher Scientific, Inc.	27,250	15,497,620
Waters Corp. *	4,167	1,287,770
West Pharmaceutical Services, Inc.	5,012	1,791,690
		43,168,088
Machinery — 1.7%
Caterpillar, Inc.	35,911	12,014,743
CNH Industrial NV	66,953	763,264
Cummins, Inc.	9,585	2,707,667
Deere & Co.	18,155	7,106,049
Dover Corp.	9,846	1,765,388
Fortive Corp.	24,753	1,863,158
IDEX Corp.	5,119	1,128,535
Illinois Tool Works, Inc.	21,156	5,164,391
Ingersoll Rand, Inc.	26,662	2,488,098
Otis Worldwide Corp.	28,856	2,631,667
PACCAR, Inc.	36,259	3,847,442
Parker-Hannifin Corp.	8,704	4,742,897
Pentair plc	11,644	920,924
Snap-on, Inc.	3,701	991,720
Stanley Black & Decker, Inc.	10,784	985,658
INVESTMENTS	SHARES	VALUE($)

Machinery — continued
Westinghouse Air Brake Technologies Corp.	12,550	2,021,554
Xylem, Inc.	16,987	2,220,201
		53,363,356
Media — 0.6%
Charter Communications, Inc., Class A *	7,125	1,823,573
Comcast Corp., Class A	279,454	10,649,992
Fox Corp., Class A	17,389	539,233
Fox Corp., Class B	9,408	269,821
Interpublic Group of Cos., Inc. (The)	26,994	821,697
Liberty Broadband Corp., Class A *	1,203	60,306
Liberty Broadband Corp., Class C *	7,974	396,547
Liberty Media Corp-Liberty SiriusXM *	11,232	270,242
Liberty Media Corp-Liberty SiriusXM, Class A *	5,494	132,186
News Corp., Class A	26,686	635,127
News Corp., Class B (a)	7,371	180,884
Omnicom Group, Inc.	13,476	1,251,112
Sirius XM Holdings, Inc. (a)	44,399	130,533
Trade Desk, Inc. (The), Class A *	31,408	2,602,153
		19,763,406
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	101,125	5,050,183
Newmont Corp.	78,670	3,197,149
Nucor Corp.	17,278	2,911,861
Southern Copper Corp. (Mexico)	6,055	706,437
Steel Dynamics, Inc.	11,042	1,436,785
		13,302,415
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	35,207	659,779
Multi-Utilities — 0.6%
Ameren Corp.	17,513	1,293,685
CenterPoint Energy, Inc.	44,468	1,295,798
CMS Energy Corp.	20,533	1,244,505
Consolidated Edison, Inc.	24,353	2,298,923
Dominion Energy, Inc.	59,003	3,007,973
DTE Energy Co.	14,525	1,602,398
NiSource, Inc.	31,515	878,008
Public Service Enterprise Group, Inc.	35,098	2,424,570
Sempra	44,381	3,179,011
WEC Energy Group, Inc.	22,233	1,837,335
		19,062,206
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	109

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. (a)	12,126	1,405,040
Boston Properties, Inc.	11,042	683,389
		2,088,429
Oil, Gas & Consumable Fuels — 3.8%
APA Corp.	25,990	817,126
Cheniere Energy, Inc.	16,778	2,647,904
Chevron Corp.	130,532	21,050,896
ConocoPhillips	83,009	10,427,591
Coterra Energy, Inc.	52,569	1,438,288
Devon Energy Corp.	45,092	2,307,808
Diamondback Energy, Inc.	12,062	2,426,030
EOG Resources, Inc.	41,040	5,422,615
EQT Corp.	27,100	1,086,439
Exxon Mobil Corp.	279,769	33,088,280
Hess Corp.	19,631	3,091,686
Kinder Morgan, Inc.	138,572	2,533,096
Marathon Oil Corp.	41,223	1,106,837
Marathon Petroleum Corp.	25,927	4,711,454
Occidental Petroleum Corp.	46,822	3,096,807
ONEOK, Inc.	41,034	3,246,610
Phillips 66	30,257	4,333,105
Pioneer Natural Resources Co.	16,435	4,426,274
Targa Resources Corp.	15,602	1,779,564
Texas Pacific Land Corp.	1,327	764,750
Valero Energy Corp.	23,372	3,736,482
Williams Cos., Inc. (The)	85,666	3,286,148
		116,825,790
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	45,236	2,264,966
Southwest Airlines Co.	41,864	1,085,952
United Airlines Holdings, Inc. *	23,045	1,185,896
		4,536,814
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	16,351	2,398,855
Kenvue, Inc.	122,213	2,300,049
		4,698,904
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	143,492	6,305,038
Eli Lilly & Co.	59,577	46,535,595
Jazz Pharmaceuticals plc *	4,420	489,515
Johnson & Johnson	169,774	24,547,623
Merck & Co., Inc.	178,710	23,092,906
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Pfizer, Inc.	398,214	10,202,243
Royalty Pharma plc, Class A	27,159	752,304
Viatris, Inc.	81,138	938,767
Zoetis, Inc.	32,368	5,154,280
		118,018,271
Professional Services — 0.7%
Automatic Data Processing, Inc.	28,967	7,006,828
Booz Allen Hamilton Holding Corp.	8,415	1,242,643
Broadridge Financial Solutions, Inc.	7,996	1,546,506
Dayforce, Inc. *	10,495	644,078
Equifax, Inc.	8,687	1,912,791
Jacobs Solutions, Inc.	8,878	1,274,259
Leidos Holdings, Inc.	9,126	1,279,648
Paychex, Inc.	22,816	2,710,769
Paycom Software, Inc.	3,489	655,862
Paylocity Holding Corp. *	3,067	475,876
SS&C Technologies Holdings, Inc.	15,181	939,552
TransUnion	13,136	958,928
Verisk Analytics, Inc.	10,225	2,228,641
		22,876,381
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	21,422	1,861,358
CoStar Group, Inc. *	27,357	2,503,986
Zillow Group, Inc., Class A *	3,612	151,704
Zillow Group, Inc., Class C *	11,178	475,847
		4,992,895
Residential REITs — 0.3%
AvalonBay Communities, Inc.	9,361	1,774,565
Camden Property Trust	7,507	748,298
Equity LifeStyle Properties, Inc.	12,074	727,941
Equity Residential	26,308	1,694,235
Essex Property Trust, Inc.	4,315	1,062,569
Invitation Homes, Inc.	41,688	1,425,729
Mid-America Apartment Communities, Inc.	8,212	1,067,560
Sun Communities, Inc.	8,418	937,092
UDR, Inc.	23,085	879,077
		10,317,066
Retail REITs — 0.3%
Federal Realty Investment Trust	5,685	592,206
Kimco Realty Corp.	47,389	882,857
Realty Income Corp.	58,642	3,139,693
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Regency Centers Corp.	11,762	696,546
Simon Property Group, Inc.	22,991	3,230,925
		8,542,227
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc. *	113,711	18,009,548
Analog Devices, Inc.	34,992	7,019,745
Applied Materials, Inc.	58,623	11,645,459
Broadcom, Inc.	33,006	42,916,712
Enphase Energy, Inc. *	9,628	1,047,141
Entegris, Inc.	9,994	1,328,403
First Solar, Inc. *	7,162	1,262,661
Intel Corp.	298,174	9,085,362
KLA Corp.	9,585	6,606,845
Lam Research Corp.	9,225	8,250,932
Marvell Technology, Inc.	58,540	3,858,371
Microchip Technology, Inc.	37,435	3,443,271
Micron Technology, Inc.	77,774	8,785,351
Monolithic Power Systems, Inc.	3,171	2,122,446
NVIDIA Corp.	167,920	145,086,238
NXP Semiconductors NV (China)	18,186	4,659,071
ON Semiconductor Corp. *	30,334	2,128,234
Qorvo, Inc. *	6,851	800,471
QUALCOMM, Inc.	78,492	13,017,898
Skyworks Solutions, Inc.	11,258	1,199,990
Teradyne, Inc.	10,776	1,253,464
Texas Instruments, Inc.	63,991	11,289,292
		304,816,905
Software — 10.6%
Adobe, Inc. *	31,883	14,756,409
ANSYS, Inc. *	6,127	1,990,540
Aspen Technology, Inc. *	1,961	386,062
Atlassian Corp., Class A *	10,074	1,735,750
Autodesk, Inc. *	15,059	3,205,308
Bentley Systems, Inc., Class B	15,818	830,920
Bill Holdings, Inc. *	6,916	431,282
Cadence Design Systems, Inc. *	19,147	5,277,488
Crowdstrike Holdings, Inc., Class A *	15,964	4,670,109
Datadog, Inc., Class A *	19,197	2,409,224
DocuSign, Inc. *	14,317	810,342
Dynatrace, Inc. *	15,656	709,373
Fair Isaac Corp. *	1,722	1,951,594
Fortinet, Inc. *	45,865	2,897,751
Gen Digital, Inc.	41,616	838,146
INVESTMENTS	SHARES	VALUE($)

Software — continued
HubSpot, Inc. *	3,404	2,058,977
Intuit, Inc.	18,804	11,764,158
Microsoft Corp.	524,021	204,017,096
Oracle Corp.	112,446	12,790,733
Palantir Technologies, Inc., Class A *	130,610	2,869,502
Palo Alto Networks, Inc. *	22,180	6,451,940
PTC, Inc. *	8,394	1,489,431
Roper Technologies, Inc.	6,956	3,557,716
Salesforce, Inc.	66,086	17,773,169
ServiceNow, Inc. *	13,749	9,532,594
Synopsys, Inc. *	10,375	5,504,871
Tyler Technologies, Inc. *	2,859	1,319,571
Unity Software, Inc. *	16,968	411,813
Workday, Inc., Class A *	14,683	3,593,371
Zoom Video Communications, Inc., Class A *	16,521	1,009,433
Zscaler, Inc. *	6,403	1,107,335
		328,152,008
Specialized REITs — 0.9%
American Tower Corp.	32,872	5,639,520
Crown Castle, Inc.	30,530	2,863,103
Digital Realty Trust, Inc.	20,865	2,895,645
Equinix, Inc.	6,627	4,712,526
Extra Space Storage, Inc.	14,406	1,934,438
Iron Mountain, Inc.	20,588	1,595,982
Public Storage	11,153	2,893,646
SBA Communications Corp.	7,598	1,414,140
VICI Properties, Inc.	72,629	2,073,558
Weyerhaeuser Co.	48,295	1,457,060
		27,479,618
Specialty Retail — 1.8%
AutoZone, Inc. *	1,223	3,615,677
Best Buy Co., Inc.	13,103	964,905
Burlington Stores, Inc. *	4,236	762,226
CarMax, Inc. * (a)	11,138	757,050
Home Depot, Inc. (The)	70,124	23,436,843
Lowe's Cos., Inc.	40,542	9,243,170
O'Reilly Automotive, Inc. *	4,133	4,187,804
Ross Stores, Inc.	22,036	2,854,764
TJX Cos., Inc. (The)	80,301	7,555,521
Tractor Supply Co. (a)	7,613	2,078,958
Ulta Beauty, Inc. *	3,356	1,358,643
		56,815,561
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	111

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	1,026,119	174,778,849
Dell Technologies, Inc., Class C	11,317	1,410,551
Hewlett Packard Enterprise Co.	90,481	1,538,177
HP, Inc.	61,027	1,714,249
NetApp, Inc.	14,734	1,505,962
Seagate Technology Holdings plc	14,667	1,260,042
Western Digital Corp. *	21,174	1,499,754
		183,707,584
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc. *	7,800	2,812,680
NIKE, Inc., Class B	83,101	7,666,898
		10,479,578
Tobacco — 0.5%
Altria Group, Inc.	124,736	5,464,684
Philip Morris International, Inc.	109,365	10,383,113
		15,847,797
Trading Companies & Distributors — 0.4%
Fastenal Co.	40,271	2,736,012
Ferguson plc	14,341	3,010,176
United Rentals, Inc.	4,771	3,186,980
Watsco, Inc.	2,377	1,064,231
WW Grainger, Inc.	3,189	2,938,185
		12,935,584
Water Utilities — 0.1%
American Water Works Co., Inc.	13,729	1,679,331
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	31,884	5,234,396
Total Common Stocks (Cost $2,620,314,508)		3,066,772,775
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,765
	SHARES
Short-Term Investments — 1.6%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d) (Cost $22,371,012)	22,371,012	22,371,012
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	24,994,301	24,996,801
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	3,614,466	3,614,466
Total Investment of Cash Collateral from Securities Loaned (Cost $28,617,265)		28,611,267
Total Short-Term Investments (Cost $50,988,277)		50,982,279
Total Investments — 100.8% (Cost $2,671,304,550)		3,117,756,819
Liabilities in Excess of Other Assets — (0.8)%		(26,047,357)
NET ASSETS — 100.0%		3,091,709,462

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $27,667,394.
(b)	Investment in affiliate. This security is included in an index which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	98	06/21/2024	USD	24,817,275	(662,839)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	113

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc. *	33,373	10,467,775
BWX Technologies, Inc.	42,754	4,094,551
Curtiss-Wright Corp.	17,857	4,525,321
Hexcel Corp.	39,310	2,524,095
Leonardo DRS, Inc. *	24,163	519,988
Parsons Corp. *	20,340	1,596,893
Spirit AeroSystems Holdings, Inc., Class A *	49,377	1,580,064
Woodward, Inc.	26,143	4,244,577
		29,553,264
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	55,474	2,754,839
Automobile Components — 0.8%
Adient plc *	43,725	1,306,066
Autoliv, Inc. (Sweden)	33,475	4,009,970
Fox Factory Holding Corp. *	19,794	770,382
Gentex Corp.	109,082	3,741,513
Goodyear Tire & Rubber Co. (The) *	127,945	1,530,222
Visteon Corp. *	12,963	1,434,097
		12,792,250
Automobiles — 0.3%
Harley-Davidson, Inc.	65,103	2,238,892
Thor Industries, Inc.	23,928	2,378,922
		4,617,814
Banks — 3.9%
Bank OZK	50,272	2,244,645
BOK Financial Corp.	11,434	1,014,539
Cadence Bank	84,197	2,329,731
Comerica, Inc.	61,526	3,086,759
Commerce Bancshares, Inc.	59,364	3,246,024
Cullen/Frost Bankers, Inc.	27,160	2,833,874
First Financial Bankshares, Inc. (a)	66,577	1,968,016
First Horizon Corp.	258,390	3,855,179
FNB Corp.	161,567	2,155,304
Glacier Bancorp, Inc. (a)	51,861	1,876,331
Hancock Whitney Corp.	40,189	1,824,179
Home BancShares, Inc.	90,837	2,151,020
New York Community Bancorp, Inc. (a)	333,774	884,501
Old National Bancorp	131,241	2,170,726
Pinnacle Financial Partners, Inc.	35,891	2,752,840
Popular, Inc. (Puerto Rico)	31,192	2,651,008
Prosperity Bancshares, Inc.	43,289	2,682,619
SouthState Corp.	33,976	2,571,983
Synovus Financial Corp.	65,659	2,349,936
INVESTMENTS	SHARES	VALUE($)

Banks — continued
TFS Financial Corp.	24,654	296,095
UMB Financial Corp.	20,582	1,639,562
United Bankshares, Inc.	62,461	2,027,484
Valley National Bancorp	203,222	1,424,586
Webster Financial Corp.	77,055	3,377,321
Western Alliance Bancorp	48,527	2,757,789
Wintrust Financial Corp.	28,570	2,761,005
Zions Bancorp NA	69,136	2,819,366
		61,752,422
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	4,527	1,260,362
Celsius Holdings, Inc. *	67,857	4,836,168
Coca-Cola Consolidated, Inc.	2,211	1,826,286
National Beverage Corp. *	11,463	510,104
		8,432,920
Biotechnology — 3.2%
ACADIA Pharmaceuticals, Inc. *	53,905	900,752
Alkermes plc *	73,910	1,813,751
Amicus Therapeutics, Inc. *	122,035	1,219,130
Apellis Pharmaceuticals, Inc. *	45,838	2,025,581
Arrowhead Pharmaceuticals, Inc. *	55,040	1,245,005
Blueprint Medicines Corp. *	25,694	2,346,890
Cerevel Therapeutics Holdings, Inc. * (a)	35,590	1,520,049
CRISPR Therapeutics AG (Switzerland) * (a)	35,520	1,882,205
Cytokinetics, Inc. * (a)	43,373	2,659,632
Denali Therapeutics, Inc. *	51,778	799,452
Exelixis, Inc. *	144,408	3,387,812
Halozyme Therapeutics, Inc. *	61,703	2,350,884
Immunovant, Inc. *	29,066	797,571
Intellia Therapeutics, Inc. *	40,142	859,039
Ionis Pharmaceuticals, Inc. *	66,884	2,759,634
Madrigal Pharmaceuticals, Inc. *	6,279	1,281,042
Natera, Inc. *	56,141	5,214,376
Roivant Sciences Ltd. *	177,044	1,929,780
Sarepta Therapeutics, Inc. *	42,183	5,342,899
Ultragenyx Pharmaceutical, Inc. *	34,638	1,473,500
United Therapeutics Corp. *	21,969	5,147,996
Vaxcyte, Inc. *	48,012	2,907,127
		49,864,107
Broadline Retail — 0.3%
Dillard's, Inc., Class A (a)	2,100	919,779
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Macy's, Inc.	128,032	2,359,630
Ollie's Bargain Outlet Holdings, Inc. *	28,832	2,108,772
		5,388,181
Building Products — 3.5%
A O Smith Corp.	57,438	4,758,164
AAON, Inc.	31,486	2,962,518
Advanced Drainage Systems, Inc.	32,195	5,054,615
Armstrong World Industries, Inc.	20,619	2,368,711
AZEK Co., Inc. (The) *	67,684	3,089,098
Builders FirstSource, Inc. *	57,451	10,503,192
Carlisle Cos., Inc.	22,762	8,837,346
Fortune Brands Innovations, Inc.	58,844	4,301,496
Simpson Manufacturing Co., Inc.	19,939	3,467,193
Trex Co., Inc. *	50,673	4,487,094
UFP Industries, Inc.	28,825	3,248,577
Zurn Elkay Water Solutions Corp. (a)	68,189	2,132,952
		55,210,956
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	15,730	2,455,453
Blue Owl Capital, Inc. (a)	170,252	3,216,060
Cohen & Steers, Inc. (a)	11,959	822,540
Evercore, Inc., Class A	16,575	3,008,363
Federated Hermes, Inc.	40,108	1,317,548
Freedom Holding Corp. (Kazakhstan) * (a)	8,060	548,161
Houlihan Lokey, Inc.	24,127	3,075,951
Interactive Brokers Group, Inc., Class A	49,724	5,724,227
Invesco Ltd.	152,207	2,156,773
Janus Henderson Group plc	62,347	1,946,473
Jefferies Financial Group, Inc.	73,499	3,164,867
Morningstar, Inc.	12,414	3,508,817
Robinhood Markets, Inc., Class A *	234,276	3,863,211
SEI Investments Co.	50,633	3,339,246
Stifel Financial Corp.	46,821	3,741,934
Tradeweb Markets, Inc., Class A	50,977	5,184,871
		47,074,495
Chemicals — 2.5%
Arcadium Lithium plc (Jersey) * (a)	481,444	2,118,354
Ashland, Inc.	23,935	2,281,723
Avient Corp.	42,535	1,804,335
Axalta Coating Systems Ltd. *	96,432	3,031,822
Balchem Corp.	15,066	2,130,031
Cabot Corp.	25,733	2,347,622
Chemours Co. (The)	69,353	1,855,193
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Element Solutions, Inc.	105,573	2,441,903
FMC Corp.	58,228	3,436,034
HB Fuller Co.	25,222	1,884,336
Huntsman Corp.	77,520	1,849,627
NewMarket Corp.	3,549	1,870,039
Olin Corp.	57,179	2,989,318
Quaker Chemical Corp.	6,485	1,209,647
RPM International, Inc.	58,006	6,201,421
Scotts Miracle-Gro Co. (The) (a)	18,811	1,289,306
Sensient Technologies Corp.	19,708	1,443,020
		40,183,731
Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc., Class A *	26,577	2,402,561
Clean Harbors, Inc. *	23,841	4,516,677
MSA Safety, Inc.	17,335	3,127,234
Stericycle, Inc. *	41,554	1,858,710
Tetra Tech, Inc.	24,787	4,826,525
		16,731,707
Communications Equipment — 0.3%
Calix, Inc. *	27,804	771,005
Ciena Corp. *	68,735	3,177,619
Lumentum Holdings, Inc. * (a)	31,223	1,366,318
		5,314,942
Construction & Engineering — 2.4%
AECOM	63,540	5,868,554
API Group Corp. *	100,670	3,882,842
Arcosa, Inc.	22,655	1,722,233
Comfort Systems USA, Inc.	16,652	5,152,295
EMCOR Group, Inc.	21,994	7,855,597
Fluor Corp. *	79,344	3,199,943
MasTec, Inc. *	28,597	2,536,268
MDU Resources Group, Inc.	92,188	2,277,044
Valmont Industries, Inc.	9,667	1,979,802
WillScot Mobile Mini Holdings Corp. *	84,924	3,138,791
		37,613,369
Construction Materials — 0.4%
Eagle Materials, Inc.	16,287	4,083,314
Summit Materials, Inc., Class A *	55,561	2,161,323
		6,244,637
Consumer Finance — 1.0%
Ally Financial, Inc.	126,516	4,851,889
Credit Acceptance Corp. * (a)	3,062	1,573,011
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	115

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
FirstCash Holdings, Inc.	18,192	2,055,332
OneMain Holdings, Inc.	53,892	2,808,312
SLM Corp.	105,394	2,233,299
SoFi Technologies, Inc. * (a)	416,922	2,826,731
		16,348,574
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	57,446	4,290,067
Casey's General Stores, Inc.	17,394	5,558,775
Performance Food Group Co. *	72,525	4,922,997
Sprouts Farmers Market, Inc. *	47,414	3,130,746
US Foods Holding Corp. *	114,165	5,736,791
		23,639,376
Containers & Packaging — 1.2%
AptarGroup, Inc.	30,654	4,425,824
Berry Global Group, Inc.	54,027	3,060,089
Graphic Packaging Holding Co.	142,681	3,688,304
Greif, Inc., Class A	11,832	725,065
O-I Glass, Inc. *	72,137	1,079,170
Sealed Air Corp.	67,316	2,119,108
Silgan Holdings, Inc.	38,456	1,794,357
Sonoco Products Co.	45,622	2,557,113
		19,449,030
Diversified Consumer Services — 1.1%
ADT, Inc.	103,800	674,700
Bright Horizons Family Solutions, Inc. *	24,847	2,576,883
Duolingo, Inc. *	15,823	3,572,042
Grand Canyon Education, Inc. *	13,114	1,705,082
H&R Block, Inc.	67,182	3,173,006
Service Corp. International	68,028	4,878,288
		16,580,001
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	76,990	2,027,917
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	20,431	1,311,262
Frontier Communications Parent, Inc. *	102,979	2,382,934
Iridium Communications, Inc.	51,932	1,598,986
		5,293,182
Electric Utilities — 0.8%
ALLETE, Inc.	26,868	1,591,123
IDACORP, Inc.	23,650	2,241,547
OGE Energy Corp.	93,669	3,245,631
Otter Tail Corp. (a)	19,341	1,650,948
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued
PNM Resources, Inc.	40,118	1,486,773
Portland General Electric Co.	47,248	2,042,531
		12,258,553
Electrical Equipment — 2.8%
Acuity Brands, Inc.	14,426	3,581,976
Array Technologies, Inc. *	66,888	825,398
Atkore, Inc.	17,401	3,050,395
Bloom Energy Corp., Class A * (a)	93,021	1,035,324
EnerSys	18,817	1,701,998
Generac Holdings, Inc. *	28,698	3,901,780
nVent Electric plc	77,191	5,563,155
Plug Power, Inc. * (a)	289,305	668,295
Regal Rexnord Corp.	30,967	4,997,145
Sensata Technologies Holding plc	70,559	2,703,115
Shoals Technologies Group, Inc., Class A *	79,440	671,268
Sunrun, Inc. * (a)	101,795	1,047,470
Vertiv Holdings Co., Class A	151,614	14,100,102
		43,847,421
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	17,420	1,669,533
Arrow Electronics, Inc. *	25,290	3,228,774
Avnet, Inc.	40,898	1,998,685
Badger Meter, Inc.	13,679	2,502,163
Belden, Inc.	19,471	1,582,408
Cognex Corp.	80,343	3,337,448
Coherent Corp. *	60,834	3,323,362
Fabrinet (Thailand) *	16,975	2,937,863
Insight Enterprises, Inc. * (a)	12,995	2,372,497
IPG Photonics Corp. *	14,279	1,199,151
Jabil, Inc.	58,618	6,879,409
Littelfuse, Inc.	11,625	2,681,190
Novanta, Inc. *	16,646	2,605,099
Rogers Corp. *	8,680	1,033,701
Sanmina Corp. *	26,528	1,609,454
TD SYNNEX Corp.	24,279	2,861,037
Vontier Corp.	72,016	2,926,010
		44,747,784
Energy Equipment & Services — 1.1%
ChampionX Corp.	87,440	2,935,361
Helmerich & Payne, Inc.	46,009	1,809,534
NOV, Inc.	183,634	3,395,393
Patterson-UTI Energy, Inc.	175,806	1,902,221
Transocean Ltd. * (a)	336,310	1,755,538
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Valaris Ltd. *	27,380	1,781,343
Weatherford International plc *	33,681	4,163,645
		17,743,035
Entertainment — 0.7%
Endeavor Group Holdings, Inc., Class A	86,535	2,285,389
Madison Square Garden Sports Corp. *	7,753	1,441,438
Playtika Holding Corp.	24,390	176,827
Roku, Inc. *	55,342	3,191,020
TKO Group Holdings, Inc.	24,939	2,360,975
Warner Music Group Corp., Class A	61,436	2,027,388
		11,483,037
Financial Services — 2.1%
Enact Holdings, Inc.	13,885	412,801
Essent Group Ltd.	49,810	2,638,436
Euronet Worldwide, Inc. *	20,619	2,117,159
Flywire Corp. *	42,278	866,699
Jackson Financial, Inc., Class A	33,553	2,292,341
MGIC Investment Corp.	129,135	2,618,858
Mr. Cooper Group, Inc. *	29,247	2,257,868
PennyMac Financial Services, Inc.	12,365	1,058,939
Radian Group, Inc.	71,406	2,132,897
Remitly Global, Inc. *	63,476	1,131,777
Shift4 Payments, Inc., Class A * (a)	26,468	1,531,438
Toast, Inc., Class A * (a)	180,369	4,262,119
Voya Financial, Inc.	48,712	3,320,210
Western Union Co. (The)	170,042	2,285,365
WEX, Inc. *	19,970	4,218,862
		33,145,769
Food Products — 1.3%
Darling Ingredients, Inc. *	74,379	3,151,438
Flowers Foods, Inc.	88,465	2,206,317
Freshpet, Inc. *	21,840	2,316,569
Ingredion, Inc.	30,439	3,488,005
J & J Snack Foods Corp.	7,037	966,110
Lancaster Colony Corp.	9,287	1,772,052
Pilgrim's Pride Corp. *	19,392	698,500
Post Holdings, Inc. *	23,035	2,445,165
Seaboard Corp.	127	420,384
Simply Good Foods Co. (The) *	42,016	1,531,483
TreeHouse Foods, Inc. *	22,807	856,403
		19,852,426
INVESTMENTS	SHARES	VALUE($)

Gas Utilities — 0.7%
National Fuel Gas Co.	41,361	2,196,269
New Jersey Resources Corp.	45,645	1,994,230
ONE Gas, Inc.	24,271	1,565,965
Southwest Gas Holdings, Inc.	24,981	1,864,082
Spire, Inc.	24,657	1,523,556
UGI Corp.	97,960	2,503,858
		11,647,960
Ground Transportation — 1.7%
Avis Budget Group, Inc.	8,663	826,883
Hertz Global Holdings, Inc. * (a)	59,894	272,518
Knight-Swift Transportation Holdings, Inc.	70,388	3,254,037
Landstar System, Inc.	16,766	2,924,158
Lyft, Inc., Class A *	158,174	2,473,841
Ryder System, Inc.	20,623	2,512,913
Saia, Inc. *	12,382	4,913,549
U-Haul Holding Co. * (a)	3,550	224,467
U-Haul Holding Co.	46,945	2,878,667
XPO, Inc. *	54,160	5,820,034
		26,101,067
Health Care Equipment & Supplies — 2.4%
CONMED Corp.	14,372	977,009
Dentsply Sirona, Inc.	95,703	2,872,047
Enovis Corp. * (a)	24,521	1,354,295
Envista Holdings Corp. *	80,062	1,575,620
Globus Medical, Inc., Class A *	53,902	2,683,781
Haemonetics Corp. *	23,688	2,178,112
ICU Medical, Inc. *	9,525	932,688
Inari Medical, Inc. *	22,425	837,349
Inspire Medical Systems, Inc. *	13,766	3,326,691
Integra LifeSciences Holdings Corp. *	32,661	952,721
iRhythm Technologies, Inc. *	14,232	1,559,543
Lantheus Holdings, Inc. *	31,914	2,123,558
Masimo Corp. * (a)	23,094	3,104,064
Merit Medical Systems, Inc. *	26,963	1,997,958
Neogen Corp. *	101,063	1,246,107
Penumbra, Inc. *	17,006	3,341,169
QuidelOrtho Corp. *	23,196	940,598
Shockwave Medical, Inc. *	17,218	5,685,211
STAAR Surgical Co. *	22,756	1,045,866
		38,734,387
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	42,691	3,156,572
agilon health, Inc. * (a)	142,224	782,232
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	117

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
AMN Healthcare Services, Inc. *	17,653	1,058,827
Chemed Corp.	7,027	3,991,336
CorVel Corp. *	4,356	1,040,431
DaVita, Inc. *	25,758	3,580,619
Encompass Health Corp.	46,656	3,890,177
Ensign Group, Inc. (The)	26,364	3,120,443
HealthEquity, Inc. *	39,974	3,154,348
LifeStance Health Group, Inc. * (a)	45,868	283,464
Option Care Health, Inc. *	82,721	2,472,531
Premier, Inc., Class A	55,844	1,166,023
Privia Health Group, Inc. * (a)	49,184	904,986
Progyny, Inc. *	38,129	1,222,416
R1 RCM, Inc. *	91,505	1,124,596
Select Medical Holdings Corp.	49,154	1,394,499
Surgery Partners, Inc. *	31,645	789,543
Tenet Healthcare Corp. *	47,007	5,278,416
		38,411,459
Health Care REITs — 0.3%
Medical Properties Trust, Inc. (a)	279,788	1,287,025
Omega Healthcare Investors, Inc.	114,341	3,477,110
		4,764,135
Health Care Technology — 0.2%
Doximity, Inc., Class A *	55,023	1,336,509
Evolent Health, Inc., Class A *	52,480	1,455,795
Teladoc Health, Inc. *	73,708	939,777
		3,732,081
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	105,709	1,560,265
Ryman Hospitality Properties, Inc.	27,252	2,874,541
		4,434,806
Hotels, Restaurants & Leisure — 3.5%
Aramark	115,172	3,629,070
Boyd Gaming Corp.	33,961	1,817,253
Cava Group, Inc. *	8,018	576,815
Choice Hotels International, Inc. (a)	12,480	1,475,885
Churchill Downs, Inc.	32,769	4,227,201
DraftKings, Inc., Class A *	217,990	9,059,664
Hilton Grand Vacations, Inc. *	36,214	1,507,951
Hyatt Hotels Corp., Class A	18,755	2,790,556
Life Time Group Holdings, Inc. *	27,378	373,983
Light & Wonder, Inc. *	42,072	3,755,347
Marriott Vacations Worldwide Corp.	15,014	1,442,995
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Norwegian Cruise Line Holdings Ltd. * (a)	198,528	3,756,150
Penn Entertainment, Inc. *	70,631	1,168,237
Planet Fitness, Inc., Class A *	39,923	2,388,992
Texas Roadhouse, Inc.	31,215	5,018,748
Travel + Leisure Co.	33,228	1,446,747
United Parks & Resorts, Inc. *	17,019	864,906
Wendy's Co. (The)	78,496	1,569,135
Wingstop, Inc.	13,173	5,068,839
Wyndham Hotels & Resorts, Inc.	38,415	2,823,887
		54,762,361
Household Durables — 2.3%
Installed Building Products, Inc.	11,152	2,628,861
KB Home	32,695	2,117,328
Leggett & Platt, Inc.	61,713	1,115,154
Meritage Homes Corp.	16,373	2,713,661
Mohawk Industries, Inc. *	24,856	2,866,394
Newell Brands, Inc.	169,855	1,348,649
Skyline Champion Corp. *	25,345	1,900,621
Taylor Morrison Home Corp. *	47,291	2,648,769
Tempur Sealy International, Inc.	79,513	3,980,421
Toll Brothers, Inc.	50,272	5,987,898
TopBuild Corp. *	14,851	6,009,754
Whirlpool Corp.	25,589	2,427,372
Worthington Enterprises, Inc.	15,042	859,801
		36,604,683
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	20,728	593,443
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	15,321	332,619
Clearway Energy, Inc., Class C	38,502	900,177
Ormat Technologies, Inc. (a)	25,004	1,596,005
		2,828,801
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	125,534	2,757,982
EastGroup Properties, Inc.	21,615	3,358,106
First Industrial Realty Trust, Inc.	56,046	2,545,609
Rexford Industrial Realty, Inc.	91,896	3,934,068
STAG Industrial, Inc.	84,922	2,920,468
Terreno Realty Corp.	40,493	2,200,795
		17,717,028
Insurance — 3.6%
American Equity Investment Life Holding Co.	28,518	1,600,145
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Assurant, Inc.	24,585	4,287,624
Assured Guaranty Ltd.	26,536	2,035,311
Axis Capital Holdings Ltd.	35,231	2,160,717
Brighthouse Financial, Inc. *	28,480	1,374,160
Enstar Group Ltd. *	5,394	1,566,256
Erie Indemnity Co., Class A	11,771	4,504,291
First American Financial Corp.	47,916	2,566,860
Hanover Insurance Group, Inc. (The)	16,640	2,160,205
Kemper Corp.	26,365	1,537,343
Kinsale Capital Group, Inc.	10,340	3,756,005
Lincoln National Corp.	78,784	2,148,440
Old Republic International Corp.	121,918	3,640,471
Primerica, Inc.	16,359	3,465,818
RenaissanceRe Holdings Ltd. (Bermuda)	22,622	4,959,873
RLI Corp.	19,093	2,698,796
Ryan Specialty Holdings, Inc.	46,357	2,287,254
Selective Insurance Group, Inc.	28,324	2,879,135
Unum Group	90,475	4,587,082
White Mountains Insurance Group Ltd.	1,171	2,082,202
		56,297,988
Interactive Media & Services — 0.3%
IAC, Inc. *	34,316	1,632,069
Ziff Davis, Inc. *	20,828	1,043,691
ZoomInfo Technologies, Inc. *	130,668	2,072,395
		4,748,155
IT Services — 0.4%
ASGN, Inc. *	21,954	2,117,463
DXC Technology Co. *	85,152	1,659,613
Kyndryl Holdings, Inc. *	106,540	2,094,576
		5,871,652
Leisure Products — 0.9%
Acushnet Holdings Corp.	14,262	869,697
Brunswick Corp.	32,098	2,588,383
Hasbro, Inc.	61,334	3,759,774
Mattel, Inc. *	158,241	2,898,975
Polaris, Inc.	23,920	2,037,027
Topgolf Callaway Brands Corp. *	67,460	1,080,709
YETI Holdings, Inc. *	40,579	1,449,482
		14,684,047
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A *	46,262	1,354,551
Azenta, Inc. *	24,131	1,265,912
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Bruker Corp.	43,498	3,393,279
Medpace Holdings, Inc. *	10,988	4,267,190
Repligen Corp. * (a)	22,708	3,728,654
Sotera Health Co. *	49,671	556,315
		14,565,901
Machinery — 4.9%
AGCO Corp.	29,226	3,337,317
Allison Transmission Holdings, Inc.	41,794	3,073,949
Chart Industries, Inc. * (a)	19,977	2,877,887
Crane Co.	22,766	3,187,468
Donaldson Co., Inc.	56,313	4,065,799
Esab Corp.	24,908	2,637,259
Federal Signal Corp.	28,449	2,312,904
Flowserve Corp.	61,307	2,891,238
Franklin Electric Co., Inc.	18,776	1,807,565
Gates Industrial Corp. plc *	66,326	1,168,664
Graco, Inc.	78,772	6,317,514
Hillenbrand, Inc.	32,611	1,556,197
ITT, Inc.	38,317	4,955,921
John Bean Technologies Corp.	14,851	1,323,076
Lincoln Electric Holdings, Inc.	26,735	5,869,134
Middleby Corp. (The) *	24,023	3,338,476
Mueller Industries, Inc.	52,977	2,957,176
Nordson Corp.	23,925	6,177,196
Oshkosh Corp.	28,659	3,217,546
RBC Bearings, Inc. *	12,700	3,105,785
Terex Corp.	31,271	1,752,739
Timken Co. (The)	30,913	2,758,058
Toro Co. (The)	46,066	4,034,921
Watts Water Technologies, Inc., Class A	12,774	2,535,128
		77,258,917
Marine Transportation — 0.2%
Kirby Corp. *	26,621	2,905,150
Media — 0.7%
Cable One, Inc.	2,128	838,113
New York Times Co. (The), Class A	72,841	3,134,348
Nexstar Media Group, Inc.	15,100	2,416,906
Paramount Global, Class B	240,747	2,742,108
TEGNA, Inc.	88,872	1,212,214
		10,343,689
Metals & Mining — 1.9%
Alcoa Corp.	83,386	2,930,184
ATI, Inc. * (a)	59,597	3,557,941
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	119

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Cleveland-Cliffs, Inc. *	235,115	3,973,443
Commercial Metals Co.	54,267	2,916,309
Hecla Mining Co.	271,455	1,283,982
MP Materials Corp. * (a)	58,569	937,104
Reliance, Inc.	26,870	7,650,426
Royal Gold, Inc.	30,707	3,688,832
United States Steel Corp. (a)	104,063	3,798,300
		30,736,521
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	312,220	2,856,813
Blackstone Mortgage Trust, Inc., Class A (a)	76,797	1,354,699
Rithm Capital Corp.	225,961	2,512,686
Starwood Property Trust, Inc. (a)	138,573	2,628,730
		9,352,928
Multi-Utilities — 0.3%
Avista Corp.	36,071	1,297,835
Black Hills Corp.	31,769	1,744,118
Northwestern Energy Group, Inc.	26,871	1,355,373
		4,397,326
Office REITs — 0.2%
Cousins Properties, Inc.	65,840	1,510,370
Kilroy Realty Corp.	52,072	1,760,033
		3,270,403
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp.	148,060	2,049,150
Antero Resources Corp. *	132,681	4,512,481
California Resources Corp.	31,434	1,661,601
Chesapeake Energy Corp. (a)	49,147	4,417,332
Chord Energy Corp.	19,359	3,426,156
Civitas Resources, Inc.	32,182	2,315,817
Comstock Resources, Inc. (a)	42,706	429,622
DT Midstream, Inc.	45,280	2,816,416
HF Sinclair Corp.	70,376	3,817,898
Magnolia Oil & Gas Corp., Class A (a)	78,364	1,964,586
Matador Resources Co.	52,743	3,285,889
Murphy Oil Corp.	72,088	3,218,008
New Fortress Energy, Inc. (a)	37,586	984,753
Ovintiv, Inc.	118,676	6,090,452
PBF Energy, Inc., Class A	50,923	2,712,668
Peabody Energy Corp.	51,300	1,125,522
Permian Resources Corp.	221,816	3,715,418
Range Resources Corp.	112,060	4,024,075
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
SM Energy Co.	54,071	2,621,903
Southwestern Energy Co. *	488,758	3,660,798
		58,850,545
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	29,967	2,193,285
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	59,896	2,576,726
American Airlines Group, Inc. *	283,899	3,835,475
		6,412,201
Personal Care Products — 0.6%
BellRing Brands, Inc. *	60,920	3,360,957
Coty, Inc., Class A *	155,939	1,783,942
elf Beauty, Inc. *	23,759	3,861,550
Inter Parfums, Inc.	8,471	985,855
		9,992,304
Pharmaceuticals — 1.1%
Axsome Therapeutics, Inc. *	16,928	1,248,609
Catalent, Inc. *	84,144	4,699,442
Elanco Animal Health, Inc. *	222,138	2,923,336
Intra-Cellular Therapies, Inc. *	44,961	3,228,650
Organon & Co.	119,417	2,222,350
Perrigo Co. plc	63,302	2,067,443
Prestige Consumer Healthcare, Inc. *	23,152	1,661,388
		18,051,218
Professional Services — 2.4%
Alight, Inc., Class A *	174,444	1,573,485
CACI International, Inc., Class A *	10,402	4,183,996
Clarivate plc * (a)	160,798	1,086,994
Concentrix Corp. (a)	20,049	1,096,079
Dun & Bradstreet Holdings, Inc.	118,826	1,081,317
ExlService Holdings, Inc. *	76,866	2,229,114
Exponent, Inc.	23,629	2,171,741
FTI Consulting, Inc. *	16,578	3,544,874
Genpact Ltd.	72,375	2,224,808
Insperity, Inc.	15,845	1,630,926
KBR, Inc.	62,888	4,083,947
ManpowerGroup, Inc.	22,800	1,720,260
Maximus, Inc.	28,513	2,289,024
Paycor HCM, Inc. * (a)	30,055	522,055
Robert Half, Inc.	48,893	3,380,462
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Science Applications International Corp.	23,723	3,053,150
TriNet Group, Inc.	14,639	1,469,316
		37,341,548
Real Estate Management & Development — 0.3%
Howard Hughes Holdings, Inc. *	14,179	923,904
Jones Lang LaSalle, Inc. *	22,162	4,004,673
		4,928,577
Residential REITs — 0.6%
American Homes 4 Rent, Class A	150,926	5,403,151
Apartment Income REIT Corp.	64,385	2,471,096
Independence Realty Trust, Inc.	104,846	1,653,421
		9,527,668
Retail REITs — 0.8%
Agree Realty Corp.	44,087	2,522,658
Brixmor Property Group, Inc.	140,266	3,099,879
Kite Realty Group Trust	102,498	2,234,456
NNN REIT, Inc.	85,218	3,453,886
Phillips Edison & Co., Inc.	55,867	1,826,851
		13,137,730
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc. (Japan) *	35,279	1,047,433
Amkor Technology, Inc.	53,317	1,724,805
Axcelis Technologies, Inc. *	15,142	1,567,500
Cirrus Logic, Inc. *	25,188	2,230,901
Diodes, Inc. *	21,399	1,562,341
Lattice Semiconductor Corp. *	64,302	4,411,117
MACOM Technology Solutions Holdings, Inc. *	25,527	2,602,478
MKS Instruments, Inc.	27,074	3,221,265
Onto Innovation, Inc. *	22,959	4,258,665
Power Integrations, Inc.	26,340	1,757,405
Rambus, Inc. *	50,180	2,750,868
Silicon Laboratories, Inc. *	14,790	1,796,837
SolarEdge Technologies, Inc. * (a)	26,570	1,558,330
Synaptics, Inc. *	18,249	1,641,680
Universal Display Corp.	22,079	3,488,040
Wolfspeed, Inc. * (a)	58,526	1,581,958
		37,201,623
Software — 5.0%
Altair Engineering, Inc., Class A *	25,423	2,045,280
AppLovin Corp., Class A *	63,713	4,496,226
Blackbaud, Inc. *	20,519	1,598,840
BlackLine, Inc. *	22,745	1,320,347
INVESTMENTS	SHARES	VALUE($)

Software — continued
Box, Inc., Class A *	67,024	1,743,964
CCC Intelligent Solutions Holdings, Inc. *	85,349	957,616
Confluent, Inc., Class A *	95,810	2,694,177
Dolby Laboratories, Inc., Class A	27,588	2,142,484
DoubleVerify Holdings, Inc. *	57,306	1,679,066
Dropbox, Inc., Class A *	115,646	2,678,361
Elastic NV *	37,951	3,879,351
Envestnet, Inc. *	24,632	1,528,908
Five9, Inc. *	33,786	1,945,060
Guidewire Software, Inc. *	38,274	4,225,450
Informatica, Inc., Class A * (a)	18,736	580,254
Instructure Holdings, Inc. *	9,754	186,594
Manhattan Associates, Inc. *	28,672	5,908,152
MicroStrategy, Inc., Class A * (a)	6,683	7,117,596
NCR Voyix Corp. *	65,816	806,246
Nutanix, Inc., Class A *	113,691	6,901,044
Pegasystems, Inc.	18,980	1,127,792
PowerSchool Holdings, Inc., Class A * (a)	33,247	575,838
Procore Technologies, Inc. *	40,247	2,753,700
Qualys, Inc. *	17,218	2,822,202
SentinelOne, Inc., Class A *	112,566	2,378,520
Smartsheet, Inc., Class A *	63,117	2,387,716
SPS Commerce, Inc. *	17,065	2,967,092
Tenable Holdings, Inc. *	54,694	2,459,589
Teradata Corp. *	45,497	1,687,939
UiPath, Inc., Class A *	199,515	3,784,800
Workiva, Inc. *	23,421	1,845,575
		79,225,779
Specialized REITs — 1.2%
CubeSmart	99,032	4,004,854
EPR Properties	33,410	1,356,112
Gaming and Leisure Properties, Inc.	115,494	4,935,059
Lamar Advertising Co., Class A	40,678	4,712,546
National Storage Affiliates Trust (a)	37,120	1,300,685
PotlatchDeltic Corp.	36,973	1,479,290
Rayonier, Inc.	61,563	1,825,958
		19,614,504
Specialty Retail — 3.6%
Academy Sports & Outdoors, Inc.	34,316	2,000,623
Advance Auto Parts, Inc.	26,842	1,958,929
Asbury Automotive Group, Inc. *	9,615	2,021,458
AutoNation, Inc. *	13,158	2,120,412
Bath & Body Works, Inc.	102,399	4,650,962
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	121

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Chewy, Inc., Class A * (a)	55,862	837,371
Dick's Sporting Goods, Inc.	27,057	5,436,833
Five Below, Inc. *	24,102	3,527,087
Floor & Decor Holdings, Inc., Class A * (a)	49,663	5,479,319
GameStop Corp., Class A * (a)	124,881	1,384,930
Gap, Inc. (The)	100,238	2,056,884
Group 1 Automotive, Inc.	6,231	1,832,039
Lithia Motors, Inc., Class A	12,863	3,272,090
Murphy USA, Inc.	9,614	3,978,465
Penske Automotive Group, Inc.	9,254	1,415,029
RH *	7,008	1,731,326
Signet Jewelers Ltd.	20,567	2,016,183
Valvoline, Inc. *	61,030	2,594,996
Williams-Sonoma, Inc.	28,356	8,131,934
		56,446,870
Technology Hardware, Storage & Peripherals — 1.7%
Pure Storage, Inc., Class A *	130,267	6,565,457
Super Micro Computer, Inc. *	23,034	19,781,599
		26,347,056
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd. *	54,283	1,925,961
Columbia Sportswear Co.	16,244	1,293,510
Crocs, Inc. *	28,013	3,483,977
Deckers Outdoor Corp. *	12,009	9,829,006
PVH Corp.	28,273	3,076,102
Ralph Lauren Corp.	17,482	2,860,755
Skechers U.S.A., Inc., Class A *	62,467	4,125,945
Tapestry, Inc.	107,041	4,273,077
Under Armour, Inc., Class A *	88,278	594,111
Under Armour, Inc., Class C *	75,562	492,664
VF Corp. (a)	153,846	1,916,921
		33,872,029
Trading Companies & Distributors — 1.7%
Air Lease Corp.	48,817	2,452,566
Applied Industrial Technologies, Inc.	18,051	3,307,846
Beacon Roofing Supply, Inc. *	24,652	2,428,962
Core & Main, Inc., Class A *	84,594	4,777,023
GATX Corp.	15,270	1,868,437
Herc Holdings, Inc.	11,526	1,648,564
MSC Industrial Direct Co., Inc., Class A	21,560	1,967,134
Rush Enterprises, Inc., Class A	27,909	1,225,763
Rush Enterprises, Inc., Class B	3,921	160,408
INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — continued
SiteOne Landscape Supply, Inc. *	20,818	3,266,136
WESCO International, Inc.	20,764	3,171,701
		26,274,540
Water Utilities — 0.4%
American States Water Co.	17,316	1,226,665
California Water Service Group	25,830	1,268,770
Essential Utilities, Inc.	117,007	4,280,116
		6,775,551
Total Common Stocks (Cost $1,444,442,509)		1,570,903,655
Short-Term Investments — 6.1%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $12,042,783)	12,042,783	12,042,783
Investment of Cash Collateral from Securities Loaned — 5.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (b) (c)	74,467,158	74,474,605
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	9,815,815	9,815,815
Total Investment of Cash Collateral from Securities Loaned (Cost $84,302,162)		84,290,420
Total Short-Term Investments (Cost $96,344,945)		96,333,203
Total Investments — 105.3% (Cost $1,540,787,454)		1,667,236,858
Liabilities in Excess of Other Assets — (5.3)%		(83,234,341)
NET ASSETS — 100.0%		1,584,002,517

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $79,189,425.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	April 30, 2024

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	45	06/21/2024	USD	12,946,950	(298,291)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	123

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Aerospace & Defense — 1.4%
AAR Corp. *	11,312	782,112
AeroVironment, Inc. *	9,369	1,497,073
AerSale Corp. *	8,832	62,972
Cadre Holdings, Inc.	6,454	215,241
Eve Holding, Inc. * (a)	9,178	49,469
Kratos Defense & Security Solutions, Inc. *	49,681	885,315
Mercury Systems, Inc. *	17,198	484,984
Moog, Inc., Class A	9,650	1,535,025
Rocket Lab USA, Inc. * (a)	89,339	335,915
V2X, Inc. *	4,093	198,838
Virgin Galactic Holdings, Inc. * (a)	123,256	107,245
		6,154,189
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. *	17,264	221,325
Forward Air Corp.	10,370	228,347
Hub Group, Inc., Class A	20,962	843,092
		1,292,764
Automobile Components — 1.9%
American Axle & Manufacturing Holdings, Inc. *	39,217	287,853
Dana, Inc.	43,826	544,757
Dorman Products, Inc. *	8,923	780,316
Garrett Motion, Inc. (Switzerland) *	44,328	423,776
Gentherm, Inc. *	10,699	541,048
LCI Industries	8,527	886,638
Luminar Technologies, Inc. * (a)	88,454	130,027
Mobileye Global, Inc., Class A (Israel) * (a)	26,119	719,579
Modine Manufacturing Co. *	16,110	1,492,269
Patrick Industries, Inc.	7,318	764,658
Phinia, Inc.	15,466	603,174
QuantumScape Corp. * (a)	116,116	629,349
Standard Motor Products, Inc.	6,832	219,307
XPEL, Inc. * (b)	7,253	381,145
		8,403,896
Automobiles — 0.1%
Winnebago Industries, Inc.	9,907	610,073
Banks — 9.6%
1st Source Corp.	5,661	280,786
Amalgamated Financial Corp.	5,517	135,387
Amerant Bancorp, Inc.	9,650	209,019
Ameris Bancorp	21,597	1,025,426
Associated Banc-Corp.	50,669	1,067,596
Atlantic Union Bankshares Corp.	25,257	802,415
Axos Financial, Inc. *	18,290	925,657
Banc of California, Inc.	51,586	706,212
BancFirst Corp.	6,753	602,165
Bancorp, Inc. (The) *	17,758	531,675
Bank of Hawaii Corp.	13,345	756,528
BankUnited, Inc.	24,091	643,952
Banner Corp.	11,519	502,574
Berkshire Hills Bancorp, Inc.	14,645	312,231
Brookline Bancorp, Inc.	29,862	247,855
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Capitol Federal Financial, Inc.	42,468	202,572
Cathay General Bancorp	23,724	817,055
City Holding Co.	4,988	503,888
Columbia Financial, Inc. *	9,591	159,211
Community Bank System, Inc.	17,993	777,657
Community Trust Bancorp, Inc.	5,198	218,368
Customers Bancorp, Inc. *	9,709	443,410
CVB Financial Corp.	44,517	727,408
Dime Community Bancshares, Inc.	12,900	234,780
Eagle Bancorp, Inc.	10,016	185,196
Eastern Bankshares, Inc.	53,926	677,311
Enterprise Financial Services Corp.	12,588	478,470
FB Financial Corp.	12,089	443,062
First Bancorp	13,557	412,268
First BanCorp (Puerto Rico)	54,022	931,879
First Busey Corp.	17,935	400,668
First Commonwealth Financial Corp.	34,311	452,562
First Financial Bancorp	31,996	707,432
First Hawaiian, Inc.	42,752	901,640
First Interstate BancSystem, Inc., Class A	30,109	803,910
First Merchants Corp.	20,028	669,336
Fulton Financial Corp.	52,514	869,107
German American Bancorp, Inc.	9,647	306,099
Heartland Financial USA, Inc.	13,831	582,423
Heritage Financial Corp.	11,704	207,629
Hilltop Holdings, Inc.	15,523	454,203
Hope Bancorp, Inc.	39,224	393,024
Independent Bank Corp.	14,202	713,508
Independent Bank Group, Inc.	12,019	447,588
International Bancshares Corp.	18,006	1,002,034
Lakeland Bancorp, Inc.	21,807	265,827
Lakeland Financial Corp.	8,546	502,248
Live Oak Bancshares, Inc.	9,740	314,797
National Bank Holdings Corp., Class A	12,688	415,278
NBT Bancorp, Inc.	15,792	552,878
Nicolet Bankshares, Inc.	4,527	346,451
Northwest Bancshares, Inc.	41,037	434,992
OceanFirst Financial Corp.	19,927	294,123
OFG Bancorp (Puerto Rico)	15,797	570,430
Origin Bancorp, Inc.	9,520	282,744
Pacific Premier Bancorp, Inc.	29,215	628,123
Park National Corp.	4,807	633,130
Pathward Financial, Inc.	8,714	438,924
Preferred Bank	4,339	328,419
Premier Financial Corp.	11,609	224,982
Provident Financial Services, Inc.	23,855	350,191
Renasant Corp.	18,713	543,800
Republic Bancorp, Inc., Class A	3,143	159,413
S&T Bancorp, Inc.	12,436	374,945
Sandy Spring Bancorp, Inc.	14,950	305,728
Seacoast Banking Corp. of Florida	28,642	660,771
ServisFirst Bancshares, Inc.	18,217	1,074,074
Simmons First National Corp., Class A	41,849	715,199
Southside Bancshares, Inc.	10,056	268,093
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Stellar Bancorp, Inc.	17,573	390,121
Stock Yards Bancorp, Inc.	9,318	415,117
Texas Capital Bancshares, Inc. *	15,422	885,223
Tompkins Financial Corp.	4,458	196,063
Towne Bank	23,448	606,600
TriCo Bancshares	10,808	375,794
Triumph Financial, Inc. *	7,786	547,823
Trustmark Corp.	19,162	567,195
United Community Banks, Inc.	40,100	1,011,723
Veritex Holdings, Inc.	16,513	321,673
WaFd, Inc.	21,713	588,205
WesBanco, Inc.	19,829	535,383
Westamerica BanCorp	8,657	402,983
WSFS Financial Corp.	20,449	873,786
		43,276,425
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	17,710	150,004
MGP Ingredients, Inc.	4,991	391,494
Vita Coco Co., Inc. (The) *	11,421	276,845
		818,343
Biotechnology — 6.9%
ACELYRIN, Inc. * (a)	7,619	31,847
Agios Pharmaceuticals, Inc. *	18,668	606,710
Akero Therapeutics, Inc. *	18,666	371,267
Arcellx, Inc. *	12,894	644,958
Arcus Biosciences, Inc. *	17,386	264,789
Ardelyx, Inc. * (a)	72,835	466,144
Aurinia Pharmaceuticals, Inc. (Canada) * (a)	45,978	234,028
Beam Therapeutics, Inc. * (a)	24,032	509,959
BioCryst Pharmaceuticals, Inc. *	68,890	284,516
Biohaven Ltd. *	23,333	905,320
Bridgebio Pharma, Inc. *	36,389	932,286
Catalyst Pharmaceuticals, Inc. *	34,108	513,325
Celldex Therapeutics, Inc. *	20,631	772,012
Cogent Biosciences, Inc. *	28,097	182,631
Crinetics Pharmaceuticals, Inc. *	20,994	919,957
Day One Biopharmaceuticals, Inc. *	18,706	319,873
Deciphera Pharmaceuticals, Inc. *	17,030	430,348
Disc Medicine, Inc. *	2,704	75,279
Dynavax Technologies Corp. *	43,608	495,823
Editas Medicine, Inc. *	27,500	143,275
Ideaya Biosciences, Inc. *	21,268	864,544
ImmunityBio, Inc. * (a)	44,377	354,572
Inhibrx, Inc. *	9,828	334,545
Insmed, Inc. *	44,789	1,107,184
Iovance Biotherapeutics, Inc. *	73,495	865,771
Ironwood Pharmaceuticals, Inc. *	45,931	355,965
Keros Therapeutics, Inc. *	8,565	482,980
Krystal Biotech, Inc. *	8,392	1,284,983
Kura Oncology, Inc. *	22,828	447,885
Kymera Therapeutics, Inc. *	14,002	470,747
Morphic Holding, Inc. *	13,493	367,954
Myriad Genetics, Inc. *	29,940	585,926
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Novavax, Inc. * (a)	37,272	161,388
Nuvalent, Inc., Class A *	10,575	728,406
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	18,350	460,769
Prothena Corp. plc (Ireland) *	13,144	267,349
PTC Therapeutics, Inc. *	25,383	816,064
Recursion Pharmaceuticals, Inc., Class A * (a)	52,139	407,727
REGENXBIO, Inc. *	13,015	199,780
Relay Therapeutics, Inc. *	28,861	188,174
Replimune Group, Inc. *	13,370	84,900
REVOLUTION Medicines, Inc. *	41,113	1,532,693
Rhythm Pharmaceuticals, Inc. * (a)	16,488	655,563
Rocket Pharmaceuticals, Inc. *	22,600	486,352
Sage Therapeutics, Inc. *	18,127	252,690
Sana Biotechnology, Inc. * (a)	33,719	303,471
SpringWorks Therapeutics, Inc. * (a)	20,651	964,195
Summit Therapeutics, Inc. *	38,778	152,398
Syndax Pharmaceuticals, Inc. *	27,688	585,047
TG Therapeutics, Inc. *	46,996	641,965
Twist Bioscience Corp. *	18,233	569,417
Veracyte, Inc. *	23,484	459,582
Vericel Corp. *	16,086	737,865
Verve Therapeutics, Inc. * (a)	21,056	126,547
Viking Therapeutics, Inc. *	34,814	2,770,498
Vir Biotechnology, Inc. *	29,318	248,030
Viridian Therapeutics, Inc. *	15,617	207,081
Xencor, Inc. *	19,407	406,383
Zentalis Pharmaceuticals, Inc. *	18,478	204,367
		31,246,104
Broadline Retail — 0.5%
Kohl's Corp.	33,758	808,166
Nordstrom, Inc.	35,153	668,259
Savers Value Village, Inc. * (a)	54,133	894,277
		2,370,702
Building Products — 2.1%
American Woodmark Corp. *	5,534	509,571
Apogee Enterprises, Inc.	7,401	457,234
AZZ, Inc.	8,417	602,910
CSW Industrials, Inc.	5,184	1,231,822
Gibraltar Industries, Inc. *	10,269	733,823
Griffon Corp.	14,501	950,105
Hayward Holdings, Inc. *	42,537	577,652
Janus International Group, Inc. *	38,242	551,067
JELD-WEN Holding, Inc. *	27,456	562,848
Masonite International Corp. *	7,361	975,701
Masterbrand, Inc. *	42,724	712,209
Quanex Building Products Corp.	11,073	367,845
Resideo Technologies, Inc. *	48,941	955,818
Tecnoglass, Inc.	7,675	426,346
		9,614,951
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	125

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	23,010	941,799
AssetMark Financial Holdings, Inc. *	6,864	232,072
B. Riley Financial, Inc. (a)	5,458	187,755
BGC Group, Inc., Class A	130,233	1,019,724
Brightsphere Investment Group, Inc.	10,882	242,016
Donnelley Financial Solutions, Inc. *	7,993	501,801
Hamilton Lane, Inc., Class A	12,580	1,405,438
Moelis & Co., Class A	22,490	1,103,809
Open Lending Corp. *	33,009	168,346
Piper Sandler Cos.	4,928	964,853
PJT Partners, Inc., Class A	7,776	734,754
StepStone Group, Inc., Class A	17,920	646,374
StoneX Group, Inc. *	9,146	664,000
TPG, Inc.	19,890	857,259
Victory Capital Holdings, Inc., Class A	12,978	660,061
Virtu Financial, Inc., Class A	28,999	629,278
Virtus Investment Partners, Inc.	2,323	509,480
WisdomTree, Inc.	39,105	348,035
		11,816,854
Chemicals — 1.3%
AdvanSix, Inc.	9,029	228,072
Ecovyst, Inc. *	35,806	337,651
Ginkgo Bioworks Holdings, Inc. * (a)	504,834	449,858
Ingevity Corp. *	12,199	623,857
Innospec, Inc.	8,363	1,003,560
LSB Industries, Inc. *	17,683	164,452
Mativ Holdings, Inc.	18,194	332,222
Minerals Technologies, Inc.	10,047	732,326
Orion SA (Germany)	18,211	430,872
PureCycle Technologies, Inc. * (a)	32,657	152,508
Stepan Co.	7,350	609,976
Tronox Holdings plc	40,044	680,348
		5,745,702
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	22,020	962,274
ACV Auctions, Inc., Class A *	45,572	795,231
Brady Corp., Class A	14,417	850,603
BrightView Holdings, Inc. *	13,231	148,849
Brink's Co. (The)	14,499	1,268,082
Cimpress plc (Ireland) *	5,363	457,303
CoreCivic, Inc. *	37,944	565,366
Deluxe Corp.	13,753	271,622
Driven Brands Holdings, Inc. *	21,629	309,943
GEO Group, Inc. (The) *	40,799	606,273
Healthcare Services Group, Inc. *	23,095	245,269
HNI Corp.	15,667	657,231
Matthews International Corp., Class A	10,138	273,523
MillerKnoll, Inc.	24,742	629,189
Montrose Environmental Group, Inc. *	9,411	408,626
OPENLANE, Inc. *	36,187	621,693
Pitney Bowes, Inc. (a)	53,720	228,847
SP Plus Corp. *	6,617	337,864
INVESTMENTS	SHARES	VALUE($)

Commercial Services & Supplies — continued
Steelcase, Inc., Class A	29,477	354,608
UniFirst Corp.	5,087	814,581
Vestis Corp.	43,928	809,154
		11,616,131
Communications Equipment — 0.7%
Digi International, Inc. *	12,157	372,734
Extreme Networks, Inc. *	43,685	489,272
Harmonic, Inc. *	35,313	379,262
Infinera Corp. * (a)	67,831	326,945
NetScout Systems, Inc. *	23,041	443,770
Viasat, Inc. * (a)	25,538	406,309
Viavi Solutions, Inc. *	74,955	592,144
		3,010,436
Construction & Engineering — 1.4%
Ameresco, Inc., Class A * (a)	10,822	226,504
Construction Partners, Inc., Class A *	14,606	754,254
Dycom Industries, Inc. *	9,531	1,334,531
Granite Construction, Inc.	14,806	821,733
IES Holdings, Inc. *	2,888	390,227
MYR Group, Inc. *	5,407	898,914
Primoris Services Corp.	17,985	838,101
Sterling Infrastructure, Inc. *	10,404	1,057,046
		6,321,310
Construction Materials — 0.1%
United States Lime & Minerals, Inc.	724	224,440
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	15,960	589,084
Encore Capital Group, Inc. *	7,637	313,804
Enova International, Inc. *	10,027	606,934
Green Dot Corp., Class A *	14,936	130,690
LendingClub Corp. *	36,142	271,788
Navient Corp.	28,679	430,759
Nelnet, Inc., Class A	6,340	597,101
PROG Holdings, Inc.	15,072	500,993
Upstart Holdings, Inc. * (a)	23,875	528,354
World Acceptance Corp. *	1,193	164,121
		4,133,628
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	10,555	579,892
Chefs' Warehouse, Inc. (The) *	12,043	398,382
Grocery Outlet Holding Corp. *	31,346	814,055
Ingles Markets, Inc., Class A	4,876	349,853
PriceSmart, Inc.	8,457	681,550
SpartanNash Co.	11,623	221,883
United Natural Foods, Inc. *	19,902	177,725
Weis Markets, Inc.	5,508	347,720
		3,571,060
Containers & Packaging — 0.2%
Myers Industries, Inc.	10,439	228,614
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — continued
Pactiv Evergreen, Inc.	11,680	178,003
TriMas Corp.	13,959	362,795
		769,412
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	12,670	628,686
Chegg, Inc. *	33,337	172,352
Coursera, Inc. *	35,254	360,296
European Wax Center, Inc., Class A *	11,299	132,876
Frontdoor, Inc. *	26,003	798,032
Graham Holdings Co., Class B	1,208	847,255
Laureate Education, Inc., Class A	44,490	645,105
Mister Car Wash, Inc. *	31,470	210,534
OneSpaWorld Holdings Ltd. (Bahamas) *	28,246	359,289
Strategic Education, Inc.	7,710	885,417
Stride, Inc. *	14,213	948,718
Udemy, Inc. *	28,813	288,706
		6,277,266
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	24,447	402,642
American Assets Trust, Inc.	16,492	352,104
Broadstone Net Lease, Inc.	58,184	847,159
Empire State Realty Trust, Inc., Class A	44,296	403,094
Global Net Lease, Inc.	65,820	457,449
		2,462,448
Diversified Telecommunication Services — 0.3%
Globalstar, Inc. * (a)	258,245	333,136
Liberty Latin America Ltd., Class A (Puerto Rico) *	12,071	91,136
Liberty Latin America Ltd., Class C (Puerto Rico) *	41,843	315,496
Lumen Technologies, Inc. * (a)	334,589	398,161
Shenandoah Telecommunications Co.	16,296	208,915
		1,346,844
Electric Utilities — 0.3%
Hawaiian Electric Industries, Inc.	37,152	365,947
MGE Energy, Inc.	11,407	893,396
		1,259,343
Electrical Equipment — 1.0%
ChargePoint Holdings, Inc. * (a)	128,338	170,690
Encore Wire Corp.	5,115	1,428,926
Enovix Corp. * (a)	47,262	295,860
Fluence Energy, Inc. * (a)	18,983	338,657
GrafTech International Ltd.	64,979	111,764
NEXTracker, Inc., Class A *	39,890	1,706,893
SES AI Corp. * (a)	46,426	73,353
SunPower Corp. * (a)	27,130	55,888
Vicor Corp. *	7,746	250,815
		4,432,846
Electronic Equipment, Instruments & Components — 2.2%
Benchmark Electronics, Inc.	11,930	360,405
INVESTMENTS	SHARES	VALUE($)

Electronic Equipment, Instruments & Components — continued
Crane NXT Co. (a)	19,029	1,157,154
CTS Corp.	10,469	478,957
ePlus, Inc. *	9,013	692,919
Itron, Inc. *	15,333	1,412,476
Knowles Corp. *	30,359	480,583
Methode Electronics, Inc.	11,614	141,575
Mirion Technologies, Inc. *	63,978	695,441
Napco Security Technologies, Inc.	11,090	451,363
OSI Systems, Inc. *	5,622	738,956
PAR Technology Corp. *	9,311	393,669
PC Connection, Inc.	3,828	237,221
Plexus Corp. *	9,202	929,494
ScanSource, Inc. *	8,330	346,695
TTM Technologies, Inc. *	34,253	511,397
Vishay Intertechnology, Inc.	40,460	936,244
		9,964,549
Energy Equipment & Services — 1.8%
Archrock, Inc.	48,753	935,570
Cactus, Inc., Class A	21,091	1,046,957
Core Laboratories, Inc.	14,909	235,562
Diamond Offshore Drilling, Inc. *	34,245	419,159
Dril-Quip, Inc. *	10,840	197,071
Helix Energy Solutions Group, Inc. *	48,253	518,237
Kodiak Gas Services, Inc.	6,110	166,070
Liberty Energy, Inc.	53,015	1,166,330
Nabors Industries Ltd. *	3,018	217,387
Oceaneering International, Inc. *	33,710	772,296
ProFrac Holding Corp., Class A * (a)	8,766	63,729
ProPetro Holding Corp. *	26,703	232,850
RPC, Inc.	33,046	221,078
Tidewater, Inc. *	16,079	1,476,856
US Silica Holdings, Inc. *	25,874	399,236
		8,068,388
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A * (a)	83,487	244,618
Atlanta Braves Holdings, Inc., Class A *	3,480	140,383
Atlanta Braves Holdings, Inc., Class C *	15,618	584,582
Cinemark Holdings, Inc. * (a)	37,171	637,111
Eventbrite, Inc., Class A *	28,176	148,769
IMAX Corp. *	14,886	238,325
Liberty Media Corp-Liberty Live, Class A *	8,494	304,595
Liberty Media Corp-Liberty Live, Class C *	19,647	733,226
Lions Gate Entertainment Corp., Class A *	17,838	179,985
Lions Gate Entertainment Corp., Class B *	45,075	425,057
Madison Square Garden Entertainment Corp. *	13,548	530,404
Sphere Entertainment Co. *	8,080	313,989
		4,481,044
Financial Services — 2.2%
Affirm Holdings, Inc. *	75,388	2,403,369
AvidXchange Holdings, Inc. *	55,788	650,488
Cannae Holdings, Inc. *	20,779	404,152
Compass Diversified Holdings	19,383	425,844
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	127

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
EVERTEC, Inc. (Puerto Rico)	20,777	779,761
Federal Agricultural Mortgage Corp., Class C	3,019	561,926
International Money Express, Inc. *	10,894	220,386
Marqeta, Inc., Class A *	135,787	753,618
Merchants Bancorp	5,309	214,112
NCR Atleos Corp. *	23,725	472,839
NMI Holdings, Inc., Class A *	25,467	785,912
Payoneer Global, Inc. *	79,220	391,347
Repay Holdings Corp. *	26,406	268,549
Rocket Cos., Inc., Class A * (a)	39,918	490,193
Walker & Dunlop, Inc.	11,241	1,030,013
		9,852,509
Food Products — 0.6%
B&G Foods, Inc.	26,127	290,010
Cal-Maine Foods, Inc.	13,773	762,060
Fresh Del Monte Produce, Inc.	10,279	262,834
Hain Celestial Group, Inc. (The) *	29,025	178,214
Mission Produce, Inc. *	14,544	165,074
Tootsie Roll Industries, Inc.	4,731	140,558
Utz Brands, Inc.	20,339	366,712
WK Kellogg Co.	24,111	562,751
		2,728,213
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,337	776,768
Northwest Natural Holding Co.	12,382	472,373
		1,249,141
Ground Transportation — 0.7%
ArcBest Corp.	7,943	880,958
Heartland Express, Inc.	16,210	161,127
Marten Transport Ltd.	19,532	330,482
RXO, Inc. *	39,314	743,428
Schneider National, Inc., Class B	12,606	260,692
Werner Enterprises, Inc.	21,324	729,281
		3,105,968
Health Care Equipment & Supplies — 2.5%
Alphatec Holdings, Inc. *	33,200	418,984
AtriCure, Inc. *	15,878	382,977
Atrion Corp.	455	192,597
Avanos Medical, Inc. *	15,631	282,608
Axonics, Inc. *	17,007	1,132,156
Embecta Corp.	17,543	177,711
Establishment Labs Holdings, Inc. (Costa Rica) *	7,958	397,980
Glaukos Corp. *	15,855	1,522,080
Integer Holdings Corp. *	11,233	1,253,940
LeMaitre Vascular, Inc. (a)	6,715	435,132
LivaNova plc *	18,174	1,013,201
Novocure Ltd. *	35,511	434,655
Omnicell, Inc. *	15,340	411,265
OrthoPediatrics Corp. *	5,429	160,861
Paragon 28, Inc. *	12,025	110,871
PROCEPT BioRobotics Corp. *	14,396	762,700
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued
Tandem Diabetes Care, Inc. *	21,913	803,988
TransMedics Group, Inc. *	10,586	996,460
Treace Medical Concepts, Inc. *	14,752	152,978
Varex Imaging Corp. *	13,637	221,601
		11,264,745
Health Care Providers & Services — 2.0%
AdaptHealth Corp. *	25,537	251,539
Addus HomeCare Corp. *	5,043	484,884
Agiliti, Inc. *	10,601	107,600
Alignment Healthcare, Inc. *	34,834	179,395
Amedisys, Inc. *	10,238	942,408
Astrana Health, Inc. *	13,607	505,500
Brookdale Senior Living, Inc. *	58,935	400,169
Cross Country Healthcare, Inc. *	11,111	195,554
DocGo, Inc. *	29,935	101,180
Fulgent Genetics, Inc. * (a)	6,698	136,304
Guardant Health, Inc. *	37,060	667,080
Hims & Hers Health, Inc. *	43,552	545,707
ModivCare, Inc. *	3,761	88,271
National HealthCare Corp.	4,932	448,171
National Research Corp.	4,822	165,154
NeoGenomics, Inc. *	42,874	596,806
OPKO Health, Inc. * (a)	150,748	183,913
Owens & Minor, Inc. *	24,002	593,809
Patterson Cos., Inc.	29,103	741,253
Pediatrix Medical Group, Inc. *	28,318	251,181
RadNet, Inc. *	23,244	1,127,334
US Physical Therapy, Inc.	4,859	493,237
		9,206,449
Health Care REITs — 0.8%
CareTrust REIT, Inc.	43,285	1,070,005
LTC Properties, Inc.	13,972	462,473
National Health Investors, Inc.	14,031	884,795
Sabra Health Care REIT, Inc.	70,909	987,054
		3,404,327
Health Care Technology — 0.4%
Certara, Inc. *	36,778	629,272
Definitive Healthcare Corp. *	17,111	118,750
HealthStream, Inc.	8,347	215,102
Multiplan Corp. * (a)	94,221	61,225
Phreesia, Inc. *	16,745	347,291
Schrodinger, Inc. *	18,836	459,222
		1,830,862
Hotel & Resort REITs — 1.0%
DiamondRock Hospitality Co.	67,541	601,115
Park Hotels & Resorts, Inc.	70,631	1,139,278
Pebblebrook Hotel Trust	39,921	580,052
RLJ Lodging Trust	52,472	577,192
Service Properties Trust	55,814	342,140
Summit Hotel Properties, Inc.	36,077	216,823
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — continued
Sunstone Hotel Investors, Inc.	63,488	647,577
Xenia Hotels & Resorts, Inc.	35,492	492,274
		4,596,451
Hotels, Restaurants & Leisure — 2.4%
BJ's Restaurants, Inc. *	7,651	249,346
Bloomin' Brands, Inc.	26,565	685,111
Bowlero Corp., Class A (a)	13,145	154,454
Brinker International, Inc. *	14,852	796,067
Cheesecake Factory, Inc. (The) (a)	16,049	554,012
Cracker Barrel Old Country Store, Inc. (a)	7,445	433,225
Dave & Buster's Entertainment, Inc. *	10,860	579,924
Dine Brands Global, Inc.	4,923	217,104
Dutch Bros, Inc., Class A * (a)	25,287	712,082
Everi Holdings, Inc. *	28,290	231,129
First Watch Restaurant Group, Inc. *	6,720	171,494
Golden Entertainment, Inc.	7,522	241,080
Jack in the Box, Inc.	6,565	374,665
Krispy Kreme, Inc.	25,596	323,789
Monarch Casino & Resort, Inc.	4,529	306,930
Papa John's International, Inc.	11,029	680,379
Portillo's, Inc., Class A *	15,748	193,071
Red Rock Resorts, Inc., Class A	16,687	886,413
Sabre Corp. *	121,754	349,434
Shake Shack, Inc., Class A *	12,675	1,341,649
Six Flags Entertainment Corp. *	24,041	566,887
Sweetgreen, Inc., Class A *	28,372	637,519
Target Hospitality Corp. * (a)	12,381	137,739
		10,823,503
Household Durables — 1.7%
Cavco Industries, Inc. *	2,641	961,879
Century Communities, Inc.	9,692	768,769
Green Brick Partners, Inc. *	10,074	545,306
Helen of Troy Ltd. *	8,002	741,865
iRobot Corp. * (a)	9,306	79,659
La-Z-Boy, Inc.	14,436	474,078
LGI Homes, Inc. *	6,805	611,974
M/I Homes, Inc. *	9,396	1,092,003
Sonos, Inc. *	40,847	690,314
Tri Pointe Homes, Inc. *	32,743	1,206,580
Vizio Holding Corp., Class A *	23,231	246,249
		7,418,676
Household Products — 0.7%
Central Garden & Pet Co. *	3,002	122,932
Central Garden & Pet Co., Class A *	17,551	621,832
Energizer Holdings, Inc.	22,434	644,304
Spectrum Brands Holdings, Inc.	9,979	816,981
WD-40 Co.	4,547	1,028,213
		3,234,262
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc. *	22,636	83,074
INVESTMENTS	SHARES	VALUE($)

Independent Power and Renewable Electricity Producers — continued
Montauk Renewables, Inc. *	22,488	80,957
Sunnova Energy International, Inc. * (a)	32,503	136,838
		300,869
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. (a)	9,460	978,164
LXP Industrial Trust	98,332	821,072
		1,799,236
Insurance — 2.0%
AMERISAFE, Inc.	6,458	294,485
BRP Group, Inc., Class A *	21,635	576,356
CNO Financial Group, Inc.	37,314	982,478
Employers Holdings, Inc.	8,668	369,170
F&G Annuities & Life, Inc. (a)	5,801	219,394
Genworth Financial, Inc., Class A *	152,005	901,390
Goosehead Insurance, Inc., Class A *	8,006	455,621
Hagerty, Inc., Class A *	8,590	76,881
Horace Mann Educators Corp.	13,763	507,304
Lemonade, Inc. * (a)	21,067	362,984
Mercury General Corp.	8,985	469,556
National Western Life Group, Inc., Class A	675	329,953
Oscar Health, Inc., Class A *	48,540	843,140
Palomar Holdings, Inc. *	7,985	628,180
ProAssurance Corp. *	17,195	229,725
Safety Insurance Group, Inc.	4,940	393,076
SiriusPoint Ltd. (Bermuda) *	31,774	374,298
Skyward Specialty Insurance Group, Inc. *	7,094	247,722
Stewart Information Services Corp.	9,185	569,562
Trupanion, Inc. * (a)	11,114	250,065
		9,081,340
Interactive Media & Services — 0.8%
Bumble, Inc., Class A *	31,511	318,261
Cargurus, Inc. *	29,198	655,787
Cars.com, Inc. *	20,958	350,208
Shutterstock, Inc.	8,325	355,561
TripAdvisor, Inc. *	36,603	963,757
Yelp, Inc. *	21,876	880,290
ZipRecruiter, Inc., Class A *	22,057	226,746
		3,750,610
IT Services — 0.6%
BigCommerce Holdings, Inc. *	22,153	125,386
DigitalOcean Holdings, Inc. *	16,482	541,598
Fastly, Inc., Class A *	40,599	513,577
Grid Dynamics Holdings, Inc. *	19,381	189,352
Perficient, Inc. *	11,579	547,224
Squarespace, Inc., Class A *	15,073	525,445
Thoughtworks Holding, Inc. *	26,105	60,564
		2,503,146
Leisure Products — 0.4%
Malibu Boats, Inc., Class A *	6,703	228,036
Peloton Interactive, Inc., Class A *	112,986	351,386
Smith & Wesson Brands, Inc.	14,978	254,177
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	129

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — continued
Sturm Ruger & Co., Inc.	5,937	274,468
Vista Outdoor, Inc. *	18,868	662,078
		1,770,145
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp. *	37,023	97,000
Cytek Biosciences, Inc. *	34,343	206,402
Fortrea Holdings, Inc. *	27,592	1,009,591
Maravai LifeSciences Holdings, Inc., Class A *	37,104	304,253
OmniAb, Inc. ‡ *	2,112	—
Pacific Biosciences of California, Inc. *	84,725	139,796
		1,757,042
Machinery — 3.3%
Alamo Group, Inc.	3,380	657,004
Albany International Corp., Class A	10,483	836,019
Astec Industries, Inc.	7,633	319,059
Atmus Filtration Technologies, Inc. *	5,367	162,566
Barnes Group, Inc.	16,755	581,734
Energy Recovery, Inc. *	18,934	282,117
Enerpac Tool Group Corp.	18,297	651,922
Enpro, Inc.	6,715	1,008,123
ESCO Technologies, Inc.	8,551	867,499
Gorman-Rupp Co. (The)	7,370	244,463
Greenbrier Cos., Inc. (The)	10,409	514,100
Helios Technologies, Inc.	10,236	461,644
Hillman Solutions Corp. *	65,098	622,337
Kadant, Inc.	3,744	1,025,070
Kennametal, Inc.	25,648	603,497
Lindsay Corp.	3,714	431,381
Mueller Water Products, Inc., Class A	52,740	835,402
Omega Flex, Inc.	1,185	78,518
Proto Labs, Inc. *	8,213	250,332
SPX Technologies, Inc. *	15,339	1,868,444
Standex International Corp.	4,011	693,422
Symbotic, Inc. * (a)	6,787	261,775
Tennant Co.	6,290	732,659
Trinity Industries, Inc.	27,399	712,922
Wabash National Corp.	15,472	357,558
		15,059,567
Marine Transportation — 0.3%
Matson, Inc.	11,703	1,261,349
Media — 0.5%
Altice USA, Inc., Class A *	72,161	139,271
Gray Television, Inc.	28,204	162,173
Integral Ad Science Holding Corp. *	16,987	162,905
John Wiley & Sons, Inc., Class A	14,897	559,680
Magnite, Inc. *	39,718	350,710
Scholastic Corp.	8,548	304,480
TechTarget, Inc. *	8,858	243,595
Thryv Holdings, Inc. *	10,522	242,111
		2,164,925
INVESTMENTS	SHARES	VALUE($)

Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	3,590	1,174,361
Arch Resources, Inc.	5,669	900,124
Carpenter Technology Corp.	15,686	1,344,290
Century Aluminum Co. *	17,365	301,283
Coeur Mining, Inc. *	128,307	579,947
Compass Minerals International, Inc.	11,482	142,951
Ivanhoe Electric, Inc. *	25,060	253,106
Kaiser Aluminum Corp.	5,358	484,845
Materion Corp.	6,965	800,557
Radius Recycling, Inc.	8,745	152,338
Ryerson Holding Corp.	9,833	280,732
Warrior Met Coal, Inc.	17,462	1,193,528
		7,608,062
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc.	42,254	406,906
Arbor Realty Trust, Inc. (a)	60,670	778,396
ARMOUR Residential REIT, Inc. (a)	15,919	289,248
Brightspire Capital, Inc.	43,853	275,835
Chimera Investment Corp.	76,427	314,879
Claros Mortgage Trust, Inc.	39,128	340,414
Franklin BSP Realty Trust, Inc.	27,633	345,136
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	36,866	922,019
KKR Real Estate Finance Trust, Inc.	19,527	183,749
Ladder Capital Corp.	38,450	412,569
MFA Financial, Inc.	34,145	361,593
New York Mortgage Trust, Inc.	30,227	207,055
PennyMac Mortgage Investment Trust (a)	27,617	382,495
Ready Capital Corp.	58,013	494,271
Redwood Trust, Inc.	39,985	221,117
Two Harbors Investment Corp.	31,089	392,654
		6,328,336
Office REITs — 1.7%
Brandywine Realty Trust	57,654	261,749
COPT Defense Properties	37,932	909,230
Douglas Emmett, Inc.	52,090	714,154
Easterly Government Properties, Inc.	32,086	375,085
Equity Commonwealth *	35,857	671,243
Highwoods Properties, Inc.	35,586	932,353
Hudson Pacific Properties, Inc.	47,453	275,228
JBG SMITH Properties	29,607	444,401
Paramount Group, Inc.	61,962	287,504
Piedmont Office Realty Trust, Inc., Class A	41,529	286,135
SL Green Realty Corp. (a)	21,733	1,082,955
Vornado Realty Trust	57,211	1,489,202
		7,729,239
Oil, Gas & Consumable Fuels — 3.0%
Clean Energy Fuels Corp. *	57,634	133,711
CNX Resources Corp. *	53,433	1,256,744
CONSOL Energy, Inc.	9,520	787,875
CVR Energy, Inc.	11,429	347,213
Delek US Holdings, Inc.	20,168	551,191
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Dorian LPG Ltd.	11,659	481,750
Equitrans Midstream Corp.	146,024	1,975,705
Granite Ridge Resources, Inc.	21,582	140,715
Green Plains, Inc. *	19,997	413,338
Gulfport Energy Corp. *	4,115	653,092
HighPeak Energy, Inc. (a)	7,236	102,824
International Seaways, Inc.	11,832	654,191
Kinetik Holdings, Inc.	5,875	225,248
Kosmos Energy Ltd. (Ghana) *	148,870	844,093
NextDecade Corp. * (a)	30,989	198,949
Northern Oil & Gas, Inc.	31,193	1,272,362
Par Pacific Holdings, Inc. *	20,329	626,133
Sitio Royalties Corp.	27,391	636,567
Talos Energy, Inc. *	36,487	480,899
Uranium Energy Corp. *	120,671	814,529
Vital Energy, Inc. *	8,037	426,122
W&T Offshore, Inc. (a)	33,131	74,545
World Kinect Corp.	20,269	476,321
		13,574,117
Paper & Forest Products — 0.2%
Sylvamo Corp.	11,833	739,563
Passenger Airlines — 0.6%
Allegiant Travel Co.	4,793	261,506
JetBlue Airways Corp. *	112,442	638,671
Joby Aviation, Inc. * (a)	141,421	714,176
SkyWest, Inc. *	13,537	988,607
Spirit Airlines, Inc. (a)	36,683	129,491
Sun Country Airlines Holdings, Inc. *	12,035	160,186
		2,892,637
Personal Care Products — 0.3%
Edgewell Personal Care Co.	16,689	627,840
Herbalife Ltd. * (a)	32,702	282,872
Medifast, Inc.	3,668	100,980
Nu Skin Enterprises, Inc., Class A	16,569	194,852
USANA Health Sciences, Inc. *	3,775	156,738
		1,363,282
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc. *	12,655	522,019
Amylyx Pharmaceuticals, Inc. *	15,239	27,582
ANI Pharmaceuticals, Inc. *	5,671	374,286
Arvinas, Inc. *	16,725	531,353
Cassava Sciences, Inc. * (a)	14,227	315,128
Corcept Therapeutics, Inc. *	31,752	740,457
Harmony Biosciences Holdings, Inc. * (a)	12,430	384,211
Innoviva, Inc. *	19,026	287,483
Ligand Pharmaceuticals, Inc. *	5,876	410,674
Neumora Therapeutics, Inc. *	26,274	238,831
Pacira BioSciences, Inc. *	15,573	408,791
Pliant Therapeutics, Inc. *	15,823	187,028
Revance Therapeutics, Inc. *	27,138	97,968
Supernus Pharmaceuticals, Inc. *	17,750	534,275
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Tilray Brands, Inc. (Canada) * (a)	246,133	607,948
Ventyx Biosciences, Inc. * (a)	15,040	56,250
		5,724,284
Professional Services — 1.8%
CBIZ, Inc. *	15,907	1,132,260
Conduent, Inc. *	57,325	180,574
CSG Systems International, Inc.	9,939	469,518
First Advantage Corp.	17,087	278,518
Huron Consulting Group, Inc. *	5,932	553,100
ICF International, Inc.	6,330	913,356
Kelly Services, Inc., Class A	10,576	242,613
Kforce, Inc.	6,272	387,359
Korn Ferry	16,786	1,019,246
Legalzoom.com, Inc. *	39,754	475,060
NV5 Global, Inc. *	4,756	443,449
Planet Labs PBC *	68,445	115,672
Sterling Check Corp. *	10,402	157,382
TTEC Holdings, Inc.	6,591	47,983
Upwork, Inc. *	42,061	492,114
Verra Mobility Corp. *	55,773	1,315,127
		8,223,331
Real Estate Management & Development — 0.9%
Compass, Inc., Class A *	110,544	348,214
Cushman & Wakefield plc *	51,675	498,664
DigitalBridge Group, Inc.	49,291	810,344
eXp World Holdings, Inc. (a)	27,084	269,757
Forestar Group, Inc. *	6,163	190,991
Kennedy-Wilson Holdings, Inc.	37,150	319,118
Marcus & Millichap, Inc.	8,185	259,219
Newmark Group, Inc., Class A	47,249	452,173
Opendoor Technologies, Inc. *	207,741	413,404
St. Joe Co. (The)	11,954	683,769
		4,245,653
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A *	42,930	343,440
Centerspace	5,079	341,563
Elme Communities	29,574	448,342
NexPoint Residential Trust, Inc.	7,874	269,606
Veris Residential, Inc.	26,975	388,709
		1,791,660
Retail REITs — 1.3%
Acadia Realty Trust	34,229	591,477
Alexander's, Inc.	716	151,477
CBL & Associates Properties, Inc.	4,404	95,787
Getty Realty Corp.	16,750	453,925
InvenTrust Properties Corp.	21,896	554,844
Macerich Co. (The)	72,613	999,155
Retail Opportunity Investments Corp.	42,212	517,941
Saul Centers, Inc.	4,153	151,211
SITE Centers Corp.	63,910	862,146
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	131

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Tanger, Inc.	35,045	993,526
Urban Edge Properties	39,690	664,014
		6,035,503
Semiconductors & Semiconductor Equipment — 2.2%
Ambarella, Inc. *	13,334	612,964
Cohu, Inc. *	15,883	481,573
Credo Technology Group Holding Ltd. *	44,304	791,712
FormFactor, Inc. *	26,210	1,168,704
Ichor Holdings Ltd. *	9,783	379,385
Impinj, Inc. *	7,776	1,239,339
indie Semiconductor, Inc., Class A (China) *	48,098	270,311
Kulicke & Soffa Industries, Inc. (Singapore)	18,159	840,398
MaxLinear, Inc. *	25,700	534,303
Navitas Semiconductor Corp. *	39,985	173,135
PDF Solutions, Inc. *	9,682	291,235
Photronics, Inc. *	19,920	546,007
Semtech Corp. *	21,608	812,893
SiTime Corp. *	5,879	523,936
Ultra Clean Holdings, Inc. *	14,989	626,990
Veeco Instruments, Inc. *	18,895	667,749
		9,960,634
Software — 7.8%
A10 Networks, Inc.	23,686	309,339
ACI Worldwide, Inc. *	36,608	1,248,333
Adeia, Inc.	35,868	352,941
Agilysys, Inc. *	7,743	643,056
Alarm.com Holdings, Inc. *	16,661	1,107,956
Alkami Technology, Inc. *	14,187	341,481
Amplitude, Inc., Class A *	22,272	218,043
Appfolio, Inc., Class A *	7,047	1,598,119
Appian Corp., Class A *	10,362	387,953
Asana, Inc., Class A * (a)	27,786	413,178
Aurora Innovation, Inc. *	238,156	660,883
AvePoint, Inc. *	33,584	260,948
Braze, Inc., Class A *	15,598	653,556
C3.ai, Inc., Class A * (a)	33,086	745,428
Cerence, Inc. *	13,596	123,860
Clear Secure, Inc., Class A	25,557	446,481
Clearwater Analytics Holdings, Inc., Class A *	42,687	673,601
CommVault Systems, Inc. *	14,744	1,510,818
E2open Parent Holdings, Inc. *	61,090	296,287
Everbridge, Inc. *	13,814	480,036
EverCommerce, Inc. *	7,065	63,585
Freshworks, Inc., Class A *	55,923	998,226
Gitlab, Inc., Class A *	30,309	1,590,313
HashiCorp, Inc., Class A *	38,082	1,236,142
Intapp, Inc. *	8,389	259,388
InterDigital, Inc.	8,247	814,226
Jamf Holding Corp. *	16,425	319,795
JFrog Ltd. (Israel) *	25,513	1,017,458
LiveRamp Holdings, Inc. *	22,057	708,250
Marathon Digital Holdings, Inc. * (a)	74,958	1,203,825
Matterport, Inc. *	87,241	401,309
INVESTMENTS	SHARES	VALUE($)

Software — continued
MeridianLink, Inc. *	6,369	106,235
Model N, Inc. *	12,791	379,253
N-Able, Inc. *	23,080	282,961
nCino, Inc. *	20,570	599,821
PagerDuty, Inc. *	29,843	595,666
Progress Software Corp.	14,095	702,213
PROS Holdings, Inc. *	14,514	475,334
Q2 Holdings, Inc. *	19,564	1,005,394
Rapid7, Inc. *	20,647	924,986
RingCentral, Inc., Class A *	25,112	743,817
Riot Platforms, Inc. * (a)	71,959	727,505
Samsara, Inc., Class A *	56,865	1,986,294
SolarWinds Corp.	16,002	176,342
Sprinklr, Inc., Class A *	41,736	487,894
Sprout Social, Inc., Class A * (a)	15,665	790,299
Varonis Systems, Inc. *	36,390	1,592,062
Verint Systems, Inc. *	21,597	653,957
Vertex, Inc., Class A *	15,161	441,640
Zeta Global Holdings Corp., Class A *	53,446	660,593
Zuora, Inc., Class A *	44,580	439,559
		34,856,639
Specialized REITs — 0.4%
Four Corners Property Trust, Inc.	30,524	715,788
Outfront Media, Inc.	47,053	746,260
Uniti Group, Inc.	80,441	462,536
		1,924,584
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A *	15,491	1,882,466
American Eagle Outfitters, Inc.	61,179	1,484,203
Arko Corp.	23,881	102,688
Beyond, Inc. *	15,254	307,063
Boot Barn Holdings, Inc. * (a)	10,196	1,085,568
Buckle, Inc. (The)	10,603	396,446
Caleres, Inc.	11,354	418,168
Camping World Holdings, Inc., Class A	13,626	276,199
Carvana Co. * (a)	36,047	2,989,016
Foot Locker, Inc.	27,828	580,214
Guess?, Inc.	9,693	259,579
Leslie's, Inc. *	59,951	235,607
Monro, Inc.	10,599	288,823
National Vision Holdings, Inc. *	26,371	459,383
ODP Corp. (The) *	12,182	620,186
Petco Health & Wellness Co., Inc. *	30,767	46,150
Revolve Group, Inc. *	13,346	265,719
Sally Beauty Holdings, Inc. *	35,857	389,048
Sonic Automotive, Inc., Class A	4,587	265,312
Upbound Group, Inc.	16,504	511,789
Urban Outfitters, Inc. *	19,720	768,291
Victoria's Secret & Co. *	23,306	410,652
Warby Parker, Inc., Class A *	25,010	293,617
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Wayfair, Inc., Class A * (a)	30,097	1,509,365
Winmark Corp.	877	315,124
		16,160,676
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc. *	15,703	174,303
IonQ, Inc. * (a)	57,460	491,283
Xerox Holdings Corp.	30,103	400,069
		1,065,655
Textiles, Apparel & Luxury Goods — 1.3%
Carter's, Inc.	12,001	820,988
Figs, Inc., Class A * (a)	42,834	218,882
G-III Apparel Group Ltd. *	13,991	393,847
Hanesbrands, Inc. *	117,741	536,899
Kontoor Brands, Inc.	18,860	1,170,452
Levi Strauss & Co., Class A	31,287	663,910
Oxford Industries, Inc. (a)	5,243	565,090
Steven Madden Ltd.	24,264	980,508
Wolverine World Wide, Inc.	26,777	287,585
		5,638,161
Tobacco — 0.2%
Universal Corp.	8,228	423,166
Vector Group Ltd.	45,874	474,796
		897,962
Trading Companies & Distributors — 1.8%
Boise Cascade Co.	13,344	1,765,011
Custom Truck One Source, Inc. *	20,076	100,179
Distribution Solutions Group, Inc. *	3,492	115,131
DNOW, Inc. *	34,617	488,446
FTAI Aviation Ltd.	33,411	2,345,786
Global Industrial Co.	5,458	210,188
GMS, Inc. *	13,124	1,214,233
H&E Equipment Services, Inc.	10,969	529,693
McGrath RentCorp	8,237	878,558
Xometry, Inc., Class A * (a)	13,125	234,544
		7,881,769
Water Utilities — 0.2%
Middlesex Water Co.	5,996	304,117
SJW Group	9,836	535,570
		839,687
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	23,342	211,479
Telephone and Data Systems, Inc.	33,508	524,400
United States Cellular Corp. *	4,842	176,055
		911,934
Total Common Stocks (Cost $459,809,027)		443,845,851
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% ^
Biotechnology — 0.0% ^
Mirati Therapeutics, Inc., CVR ‡ * (Cost $27,613)	39,447	27,613
INVESTMENTS	SHARES
Short-Term Investments — 7.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d) (Cost $5,327,256)	5,327,256	5,327,256
Investment of Cash Collateral from Securities Loaned — 6.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	23,015,394	23,017,695
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	3,759,222	3,759,222
Total Investment of Cash Collateral from Securities Loaned (Cost $26,781,822)		26,776,917
Total Short-Term Investments (Cost $32,109,078)		32,104,173
Total Investments — 105.9% (Cost $491,945,718)		475,977,637
Liabilities in Excess of Other Assets — (5.9)%		(26,315,947)
NET ASSETS — 100.0%		449,661,690

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $25,267,248.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	133

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	56	06/21/2024	USD	5,559,960	(323,942)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 0.0% ^
Hexcel Corp.	16	1,027
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	26	1,846
Expeditors International of Washington, Inc.	32	3,562
United Parcel Service, Inc., Class B	12	1,770
		7,178
Automobile Components — 0.0% ^
Gentex Corp.	64	2,195
Automobiles — 1.4%
Tesla, Inc. *	392	71,846
Banks — 1.1%
Bank of America Corp.	475	17,580
Citigroup, Inc.	426	26,127
Wells Fargo & Co.	217	12,872
		56,579
Beverages — 1.4%
Brown-Forman Corp., Class B	52	2,488
Constellation Brands, Inc., Class A	36	9,125
Keurig Dr Pepper, Inc.	212	7,144
Monster Beverage Corp. *	165	8,819
PepsiCo, Inc.	248	43,626
		71,202
Biotechnology — 2.6%
AbbVie, Inc.	138	22,444
Alnylam Pharmaceuticals, Inc. *	28	4,031
Amgen, Inc.	115	31,503
Gilead Sciences, Inc.	278	18,126
Incyte Corp. *	41	2,134
Ionis Pharmaceuticals, Inc. *	25	1,032
Moderna, Inc. *	74	8,163
Natera, Inc. *	21	1,950
Regeneron Pharmaceuticals, Inc. *	23	20,485
Vertex Pharmaceuticals, Inc. *	57	22,390
		132,258
Broadline Retail — 3.4%
Amazon.com, Inc. *	943	165,025
eBay, Inc.	115	5,927
Etsy, Inc. *	24	1,648
		172,600
Building Products — 0.7%
Carrier Global Corp.	185	11,376
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Hayward Holdings, Inc. *	37	502
Lennox International, Inc.	8	3,707
Masco Corp.	50	3,423
Trane Technologies plc	50	15,867
		34,875
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	8	1,249
Ares Management Corp.	37	4,924
Bank of New York Mellon Corp. (The)	25	1,412
BlackRock, Inc.	33	24,903
Blackstone, Inc.	158	18,424
Cboe Global Markets, Inc.	23	4,166
Charles Schwab Corp. (The)	329	24,329
CME Group, Inc.	79	16,562
FactSet Research Systems, Inc.	8	3,335
Goldman Sachs Group, Inc. (The)	70	29,870
Intercontinental Exchange, Inc.	126	16,224
Jefferies Financial Group, Inc.	37	1,593
KKR & Co., Inc.	147	13,681
LPL Financial Holdings, Inc.	17	4,575
MarketAxess Holdings, Inc.	7	1,401
Moody's Corp.	35	12,962
Morgan Stanley	260	23,618
Morningstar, Inc.	6	1,696
MSCI, Inc.	17	7,918
Nasdaq, Inc.	76	4,549
Raymond James Financial, Inc.	42	5,124
Robinhood Markets, Inc., Class A *	140	2,309
S&P Global, Inc.	70	29,108
Tradeweb Markets, Inc., Class A	25	2,543
XP, Inc., Class A (Brazil)	72	1,474
		257,949
Chemicals — 1.5%
Albemarle Corp.	24	2,887
Ashland, Inc.	9	858
Celanese Corp.	22	3,379
Ecolab, Inc.	55	12,438
Element Solutions, Inc.	38	879
FMC Corp.	26	1,534
Huntsman Corp.	56	1,336
International Flavors & Fragrances, Inc.	57	4,825
Linde plc	87	38,364
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	135

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)	12	823
Sherwin-Williams Co. (The)	27	8,090
		75,413
Commercial Services & Supplies — 1.2%
Cintas Corp.	19	12,509
Clean Harbors, Inc. *	10	1,895
Copart, Inc. *	190	10,319
MSA Safety, Inc.	8	1,443
RB Global, Inc. (Canada)	40	2,863
Republic Services, Inc.	46	8,818
Stericycle, Inc. *	17	760
Tetra Tech, Inc.	10	1,947
Waste Management, Inc.	90	18,722
		59,276
Communications Equipment — 1.3%
Arista Networks, Inc. *	55	14,111
Ciena Corp. *	39	1,803
Cisco Systems, Inc.	765	35,940
F5, Inc. *	12	1,984
Motorola Solutions, Inc.	37	12,548
		66,386
Construction & Engineering — 0.1%
AECOM	35	3,233
MasTec, Inc. *	15	1,330
		4,563
Consumer Finance — 1.1%
Ally Financial, Inc.	58	2,224
American Express Co.	129	30,190
Capital One Financial Corp.	84	12,048
Discover Financial Services	55	6,970
SLM Corp.	61	1,293
Synchrony Financial	90	3,958
		56,683
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	36	26,025
Walmart, Inc.	304	18,042
		44,067
Containers & Packaging — 0.1%
Avery Dennison Corp.	18	3,911
INVESTMENTS	SHARES	VALUE($)

Distributors — 0.1%
Genuine Parts Co.	27	4,245
Pool Corp.	8	2,900
		7,145
Diversified REITs — 0.0% ^
WP Carey, Inc.	44	2,413
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	196	3,311
Iridium Communications, Inc.	39	1,201
Verizon Communications, Inc.	213	8,411
		12,923
Electric Utilities — 1.2%
Avangrid, Inc.	8	292
Edison International	84	5,969
Eversource Energy	82	4,971
Exelon Corp.	221	8,305
FirstEnergy Corp.	53	2,032
NextEra Energy, Inc.	456	30,538
PG&E Corp.	453	7,751
		59,858
Electrical Equipment — 0.8%
Acuity Brands, Inc.	7	1,738
AMETEK, Inc.	51	8,908
Emerson Electric Co.	127	13,688
Generac Holdings, Inc. *	13	1,767
Hubbell, Inc.	12	4,446
nVent Electric plc	37	2,666
Plug Power, Inc. *	199	460
Rockwell Automation, Inc.	26	7,045
Sunrun, Inc. *	68	700
		41,418
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	30	7,256
Cognex Corp.	48	1,994
Keysight Technologies, Inc. *	39	5,769
Teledyne Technologies, Inc. *	10	3,815
Trimble, Inc. *	55	3,304
Vontier Corp.	33	1,341
Zebra Technologies Corp., Class A *	12	3,774
		27,253
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — 0.6%
Halliburton Co.	250	9,368
Schlumberger NV	396	18,802
		28,170
Entertainment — 2.0%
Electronic Arts, Inc.	60	7,609
Liberty Media Corp-Liberty Formula One, Class C *	48	3,359
Netflix, Inc. *	73	40,197
Spotify Technology SA *	31	8,694
Take-Two Interactive Software, Inc. *	37	5,284
Walt Disney Co. (The)	315	34,996
		100,139
Financial Services — 4.9%
Affirm Holdings, Inc. *	65	2,072
Apollo Global Management, Inc.	115	12,464
Berkshire Hathaway, Inc., Class B *	118	46,814
Block, Inc. *	122	8,906
Fidelity National Information Services, Inc.	132	8,965
Fiserv, Inc. *	132	20,153
Global Payments, Inc.	57	6,998
Jack Henry & Associates, Inc.	16	2,603
Mastercard, Inc., Class A	125	56,400
PayPal Holdings, Inc. *	240	16,301
Toast, Inc., Class A *	75	1,772
Visa, Inc., Class A	235	63,123
Western Union Co. (The)	61	820
WEX, Inc. *	9	1,901
		249,292
Food Products — 0.8%
Freshpet, Inc. *	10	1,061
General Mills, Inc.	127	8,949
Hershey Co. (The)	33	6,399
McCormick & Co., Inc. (Non-Voting)	56	4,259
Mondelez International, Inc., Class A	303	21,798
		42,466
Gas Utilities — 0.0% ^
National Fuel Gas Co.	24	1,274
UGI Corp.	34	869
		2,143
Ground Transportation — 0.7%
Landstar System, Inc.	6	1,047
Lyft, Inc., Class A *	95	1,486
INVESTMENTS	SHARES	VALUE($)

Ground Transportation — continued
Uber Technologies, Inc. *	412	27,303
Union Pacific Corp.	27	6,403
		36,239
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	106	11,233
Boston Scientific Corp. *	324	23,286
Dexcom, Inc. *	86	10,956
Edwards Lifesciences Corp. *	133	11,261
Hologic, Inc. *	52	3,940
IDEXX Laboratories, Inc. *	18	8,870
Insulet Corp. *	15	2,579
Intuitive Surgical, Inc. *	77	28,538
Medtronic plc	26	2,086
ResMed, Inc.	32	6,848
Shockwave Medical, Inc. *	8	2,641
Stryker Corp.	79	26,583
		138,821
Health Care Providers & Services — 3.2%
Cencora, Inc.	37	8,845
Cigna Group (The)	64	22,851
CVS Health Corp.	284	19,230
Elevance Health, Inc.	53	28,015
McKesson Corp.	30	16,116
Premier, Inc., Class A	39	814
UnitedHealth Group, Inc.	136	65,783
		161,654
Health Care REITs — 0.0% ^
Medical Properties Trust, Inc.	187	860
Omega Healthcare Investors, Inc.	49	1,490
		2,350
Health Care Technology — 0.1%
Certara, Inc. *	33	564
Veeva Systems, Inc., Class A *	32	6,354
		6,918
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A *	92	14,589
Booking Holdings, Inc.	8	27,616
Chipotle Mexican Grill, Inc. *	6	18,958
Choice Hotels International, Inc.	7	828
Expedia Group, Inc. *	29	3,904
McDonald's Corp.	134	36,587
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	137

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.	11	973
Yum! Brands, Inc.	62	8,758
		112,213
Household Durables — 0.3%
DR Horton, Inc.	67	9,547
PulteGroup, Inc.	47	5,237
		14,784
Household Products — 1.7%
Church & Dwight Co., Inc.	54	5,826
Clorox Co. (The)	28	4,140
Colgate-Palmolive Co.	183	16,821
Procter & Gamble Co. (The)	357	58,263
		85,050
Industrial REITs — 0.5%
Prologis, Inc.	205	20,920
Rexford Industrial Realty, Inc.	47	2,012
STAG Industrial, Inc.	53	1,823
		24,755
Insurance — 2.7%
Aflac, Inc.	129	10,791
Aon plc, Class A	44	12,408
Arch Capital Group Ltd. *	79	7,390
Arthur J Gallagher & Co.	48	11,265
Axis Capital Holdings Ltd.	18	1,104
Brighthouse Financial, Inc. *	17	820
Chubb Ltd.	90	22,378
Everest Group Ltd.	9	3,298
Globe Life, Inc.	18	1,371
Marsh & McLennan Cos., Inc.	4	798
MetLife, Inc.	139	9,880
Primerica, Inc.	7	1,483
Progressive Corp. (The)	130	27,072
Prudential Financial, Inc.	80	8,838
Reinsurance Group of America, Inc.	15	2,805
RenaissanceRe Holdings Ltd. (Bermuda)	11	2,412
Travelers Cos., Inc. (The)	50	10,608
WR Berkley Corp.	44	3,387
		138,108
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A *	1,138	185,243
Match Group, Inc. *	61	1,880
Meta Platforms, Inc., Class A	223	95,928
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — continued
Pinterest, Inc., Class A *	126	4,215
ZoomInfo Technologies, Inc. *	92	1,459
		288,725
IT Services — 1.4%
Accenture plc, Class A	111	33,401
Cloudflare, Inc., Class A *	65	5,681
EPAM Systems, Inc. *	12	2,823
Gartner, Inc. *	17	7,014
Globant SA *	12	2,143
International Business Machines Corp.	47	7,811
MongoDB, Inc. *	15	5,478
Okta, Inc. *	34	3,161
Twilio, Inc., Class A *	36	2,156
		69,668
Leisure Products — 0.1%
Hasbro, Inc.	28	1,716
YETI Holdings, Inc. *	32	1,143
		2,859
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	65	8,908
Bio-Techne Corp.	33	2,086
Danaher Corp.	45	11,098
ICON plc *	18	5,362
Illumina, Inc. *	35	4,307
IQVIA Holdings, Inc. *	40	9,271
Maravai LifeSciences Holdings, Inc., Class A *	32	262
Mettler-Toledo International, Inc. *	5	6,148
Repligen Corp. *	12	1,970
Thermo Fisher Scientific, Inc.	25	14,218
Waters Corp. *	14	4,327
		67,957
Machinery — 2.8%
Caterpillar, Inc.	103	34,461
CNH Industrial NV	173	1,972
Deere & Co.	57	22,310
Dover Corp.	31	5,558
Graco, Inc.	37	2,967
IDEX Corp.	17	3,748
Illinois Tool Works, Inc.	66	16,111
Ingersoll Rand, Inc.	90	8,399
Nordson Corp.	13	3,356
Otis Worldwide Corp.	92	8,390
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
PACCAR, Inc.	114	12,097
Parker-Hannifin Corp.	28	15,258
Snap-on, Inc.	12	3,216
Xylem, Inc.	53	6,927
		144,770
Media — 0.7%
Comcast Corp., Class A	592	22,561
Fox Corp., Class A	82	2,543
Interpublic Group of Cos., Inc. (The)	86	2,618
Liberty Media Corp-Liberty SiriusXM *	46	1,107
Omnicom Group, Inc.	44	4,085
Sirius XM Holdings, Inc.	195	573
		33,487
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	315	15,731
Newmont Corp.	92	3,739
Royal Gold, Inc.	17	2,042
Southern Copper Corp. (Mexico)	19	2,217
		23,729
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	181	1,656
Annaly Capital Management, Inc.	101	1,893
Starwood Property Trust, Inc.	66	1,252
		4,801
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	140	4,080
Consolidated Edison, Inc.	77	7,269
NiSource, Inc.	92	2,563
Public Service Enterprise Group, Inc.	111	7,668
Sempra	140	10,028
		31,608
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp. *	74	2,517
Chevron Corp.	122	19,675
ConocoPhillips	271	34,043
Diamondback Energy, Inc.	52	10,459
Exxon Mobil Corp.	596	70,489
Hess Corp.	64	10,079
New Fortress Energy, Inc.	19	498
ONEOK, Inc.	129	10,206
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Targa Resources Corp.	25	2,852
Williams Cos., Inc. (The)	337	12,927
		173,745
Personal Care Products — 0.2%
Coty, Inc., Class A *	113	1,293
Estee Lauder Cos., Inc. (The), Class A	51	7,482
		8,775
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	28	1,230
Eli Lilly & Co.	114	89,045
Johnson & Johnson	203	29,352
Merck & Co., Inc.	198	25,586
Pfizer, Inc.	233	5,969
		151,182
Professional Services — 1.2%
Automatic Data Processing, Inc.	92	22,254
Booz Allen Hamilton Holding Corp.	28	4,135
Dayforce, Inc. *	31	1,902
Dun & Bradstreet Holdings, Inc.	92	837
Equifax, Inc.	27	5,945
FTI Consulting, Inc. *	7	1,497
Genpact Ltd.	31	953
ManpowerGroup, Inc.	15	1,132
Paychex, Inc.	72	8,554
Paycom Software, Inc.	10	1,880
Paylocity Holding Corp. *	12	1,862
Robert Half, Inc.	23	1,590
TransUnion	43	3,139
Verisk Analytics, Inc.	32	6,975
		62,655
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	67	5,822
CoStar Group, Inc. *	89	8,146
Jones Lang LaSalle, Inc. *	11	1,988
Zillow Group, Inc., Class C *	46	1,958
		17,914
Residential REITs — 0.3%
American Homes 4 Rent, Class A	70	2,506
AvalonBay Communities, Inc.	32	6,066
Equity LifeStyle Properties, Inc.	22	1,326
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	139

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Essex Property Trust, Inc.	14	3,448
UDR, Inc.	73	2,780
		16,126
Retail REITs — 0.6%
Brixmor Property Group, Inc.	88	1,945
Federal Realty Investment Trust	18	1,875
Kimco Realty Corp.	157	2,925
Realty Income Corp.	185	9,905
Regency Centers Corp.	40	2,369
Simon Property Group, Inc.	72	10,118
		29,137
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc. *	253	40,070
Analog Devices, Inc.	1	201
Applied Materials, Inc.	167	33,174
Broadcom, Inc.	60	78,016
Enphase Energy, Inc. *	37	4,024
First Solar, Inc. *	31	5,465
Intel Corp.	231	7,039
KLA Corp.	30	20,679
Lam Research Corp.	4	3,578
Lattice Semiconductor Corp. *	29	1,989
Marvell Technology, Inc.	51	3,361
Micron Technology, Inc.	13	1,468
MKS Instruments, Inc.	19	2,261
NVIDIA Corp.	283	244,518
QUALCOMM, Inc.	60	9,951
Texas Instruments, Inc.	40	7,057
Universal Display Corp.	11	1,738
		464,589
Software — 11.3%
Adobe, Inc. *	78	36,101
ANSYS, Inc. *	19	6,173
Atlassian Corp., Class A *	34	5,858
Autodesk, Inc. *	48	10,217
Bentley Systems, Inc., Class B	42	2,206
Cadence Design Systems, Inc. *	60	16,538
Confluent, Inc., Class A *	51	1,434
Datadog, Inc., Class A *	62	7,781
DoubleVerify Holdings, Inc. *	32	938
Fortinet, Inc. *	143	9,035
Guidewire Software, Inc. *	18	1,987
HubSpot, Inc. *	10	6,049
INVESTMENTS	SHARES	VALUE($)

Software — continued
Intuit, Inc.	54	33,783
Microsoft Corp.	802	312,244
Oracle Corp.	78	8,872
Palantir Technologies, Inc., Class A *	426	9,359
Palo Alto Networks, Inc. *	69	20,071
Pegasystems, Inc.	13	772
PTC, Inc. *	25	4,436
Roper Technologies, Inc.	23	11,764
Salesforce, Inc.	69	18,557
ServiceNow, Inc. *	43	29,813
Synopsys, Inc. *	34	18,040
Tyler Technologies, Inc. *	9	4,154
Unity Software, Inc. *	56	1,359
		577,541
Specialized REITs — 0.6%
American Tower Corp.	2	343
Crown Castle, Inc.	96	9,003
CubeSmart	49	1,981
Extra Space Storage, Inc.	45	6,043
Public Storage	35	9,081
Rayonier, Inc.	41	1,216
SBA Communications Corp.	24	4,467
		32,134
Specialty Retail — 1.7%
Bath & Body Works, Inc.	49	2,226
CarMax, Inc. *	41	2,787
Floor & Decor Holdings, Inc., Class A *	23	2,538
Home Depot, Inc. (The)	152	50,801
Lithia Motors, Inc., Class A	7	1,781
Lowe's Cos., Inc.	21	4,788
Penske Automotive Group, Inc.	7	1,070
Ross Stores, Inc.	26	3,368
TJX Cos., Inc. (The)	20	1,882
Tractor Supply Co.	24	6,554
Ulta Beauty, Inc. *	11	4,453
Valvoline, Inc. *	26	1,105
Wayfair, Inc., Class A *	25	1,254
Williams-Sonoma, Inc.	14	4,015
		88,622
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	1,714	291,946
Pure Storage, Inc., Class A *	64	3,225
		295,171
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd. *	21	745
Columbia Sportswear Co.	13	1,035
Crocs, Inc. *	16	1,990
Deckers Outdoor Corp. *	6	4,911
Lululemon Athletica, Inc. *	25	9,015
NIKE, Inc., Class B	261	24,080
Ralph Lauren Corp.	9	1,472
Tapestry, Inc.	51	2,036
VF Corp.	113	1,408
		46,692
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17	854
Ferguson plc	45	9,445
United Rentals, Inc.	15	10,020
WESCO International, Inc.	10	1,528
WW Grainger, Inc.	10	9,213
		31,060
Water Utilities — 0.2%
American Water Works Co., Inc.	43	5,260
Essential Utilities, Inc.	69	2,524
		7,784
Total Common Stocks (Cost $4,752,336)		5,082,851
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $8,574)	8,574	8,574
Total Investments — 100.0% (Cost $4,760,910)		5,091,425
Other Assets Less Liabilities — 0.0% ^		2,198
NET ASSETS — 100.0%		5,093,623

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	141

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Brazil — 8.6%
Alupar Investimento SA	55,206	295,667
Ambev SA	491,084	1,152,855
Auren Energia SA	146,718	327,195
Banco do Brasil SA	248,460	1,315,365
BB Seguridade Participacoes SA	146,849	910,630
Bradespar SA (Preference)	109,461	422,236
Caixa Seguridade Participacoes S/A	181,916	548,277
CCR SA	302,881	717,451
Centrais Eletricas Brasileiras SA	26,926	196,218
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	58,059	911,148
Cia Energetica de Minas Gerais (Preference)	439,159	821,212
Cielo SA	587,800	632,785
Companhia Paranaense de Energia (Preference)	415,169	725,182
CPFL Energia SA	78,730	486,244
CSN Mineracao SA	343,632	326,916
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	131,055	630,718
Dexco SA	121,408	168,811
Embraer SA *	180,879	1,156,489
Energisa SA	21,802	189,822
Engie Brasil Energia SA	51,557	406,987
Gerdau SA (Preference)	4,609	16,181
GPS Participacoes e Empreendimentos SA (a)	137,859	496,469
Itau Unibanco Holding SA (Preference)	209,488	1,266,788
Itausa SA (Preference)	750,243	1,381,259
M Dias Branco SA	22,518	147,313
Metalurgica Gerdau SA (Preference)	198,688	401,769
Neoenergia SA	89,382	329,463
Petroleo Brasileiro SA (Preference)	477,066	3,851,367
Rumo SA *	150,961	586,970
Sao Martinho SA	76,962	423,746
Telefonica Brasil SA	91,400	840,142
TIM SA	236,499	805,242
TOTVS SA	119,647	637,798
Transmissora Alianca de Energia Eletrica S/A	82,314	558,631
Usinas Siderurgicas de Minas Gerais S (Preference)	174,370	267,636
Vale SA	231,663	2,821,840
		27,174,822
Chile — 1.2%
Banco de Chile	6,095,225	676,154
Banco Santander Chile	6,070,057	275,035
Cencosud SA	390,709	669,502
INVESTMENTS	SHARES	VALUE($)

Chile — continued
Cia Cervecerias Unidas SA	30,279	185,765
Cia Sud Americana de Vapores SA	6,827,946	532,694
Colbun SA	2,833,677	363,902
Embotelladora Andina SA (Preference), Class B	122,078	345,234
Empresas CMPC SA	14,414	28,466
Enel Americas SA	2,641,461	247,624
Enel Chile SA	5,950,894	353,316
		3,677,692
China — 22.7%
3SBio, Inc. (b)	284,500	227,418
Agricultural Bank of China Ltd., Class A	1,618,400	980,657
An Hui Wenergy Co. Ltd., Class A	327,300	375,243
Angang Steel Co. Ltd., Class H	27,800	4,578
Anhui Conch Cement Co. Ltd., Class H	500	1,160
Anhui Expressway Co. Ltd., Class A	279,600	503,794
ANTA Sports Products Ltd.	18,400	208,306
BAIC Motor Corp. Ltd., Class H (b)	1,196,500	339,327
Bank of Beijing Co. Ltd., Class A	589,600	453,096
Bank of Changsha Co. Ltd., Class A	280,300	314,824
Bank of China Ltd., Class H	7,009,000	3,143,470
Bank of Communications Co. Ltd., Class A	945,700	895,471
Bank of Shanghai Co. Ltd., Class A	430,800	433,281
Baoshan Iron & Steel Co. Ltd., Class A	437,100	417,884
Beijing Enterprises Holdings Ltd.	83,500	267,330
Bosideng International Holdings Ltd.	752,000	435,309
BYD Electronic International Co. Ltd.	115,000	387,410
CGN Power Co. Ltd., Class H (b)	2,852,000	956,299
China CITIC Bank Corp. Ltd., Class H	1,869,000	1,093,428
China Coal Energy Co. Ltd., Class H	467,000	470,428
China Communications Services Corp. Ltd., Class H	802,000	383,394
China Construction Bank Corp., Class H	3,223,000	2,085,252
China Everbright Bank Co. Ltd., Class H	527,000	159,658
China Feihe Ltd. (b)	417,000	228,043
China International Marine Containers Group Co. Ltd., Class A	321,700	401,749
China Lesso Group Holdings Ltd.	90,000	37,727
China Medical System Holdings Ltd.	365,000	325,890
China Merchants Energy Shipping Co. Ltd., Class A	332,200	390,651
China Merchants Port Group Co. Ltd., Class A	75,400	195,261
China Merchants Port Holdings Co. Ltd.	308,000	406,749
China Minsheng Banking Corp. Ltd., Class H	820,800	300,315
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China National Accord Medicines Corp. Ltd., Class A	47,800	231,093
China National Chemical Engineering Co. Ltd., Class A	137,900	130,729
China National Medicines Corp. Ltd., Class A	67,700	323,869
China Petroleum & Chemical Corp., Class H	1,650,000	984,888
China Resources Pharmaceutical Group Ltd. (b)	468,500	302,961
China Resources Power Holdings Co. Ltd.	306,000	760,978
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	71,200	588,646
China Shenhua Energy Co. Ltd., Class H	440,000	1,826,207
China South Publishing & Media Group Co. Ltd., Class A	325,500	542,024
China United Network Communications Ltd., Class A	739,100	475,841
China Yangtze Power Co. Ltd., Class A	127,400	452,961
Chinese Universe Publishing and Media Group Co. Ltd., Class A	251,700	508,050
Chongqing Changan Automobile Co. Ltd., Class A	233,930	472,310
Chongqing Rural Commercial Bank Co. Ltd., Class H	754,000	322,737
CITIC Ltd.	765,000	723,998
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	114,000	133,695
COSCO SHIPPING Holdings Co. Ltd., Class H	588,350	761,227
COSCO SHIPPING Ports Ltd.	368,000	225,827
CSPC Pharmaceutical Group Ltd.	272,000	223,348
Daqin Railway Co. Ltd., Class A	396,200	377,973
Datang International Power Generation Co. Ltd., Class H	440,000	86,592
Dong-E-E-Jiao Co. Ltd., Class A	46,100	435,723
Dongfeng Motor Group Co. Ltd., Class H	256,000	92,837
Dongguan Development Holdings Co. Ltd., Class A	189,200	263,702
ENN Energy Holdings Ltd.	100,200	853,743
Foxconn Industrial Internet Co. Ltd., Class A	155,700	513,574
G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	144,968
GD Power Development Co. Ltd., Class A	875,400	617,561
Great Wall Motor Co. Ltd., Class H	468,500	707,970
Gree Electric Appliances, Inc. of Zhuhai, Class A	77,200	447,104
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	526,300	407,147
INVESTMENTS	SHARES	VALUE($)

China — continued
Guangxi Guiguan Electric Power Co. Ltd., Class A	418,600	363,599
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	70,000	186,206
Haitian International Holdings Ltd.	160,000	521,096
Heilongjiang Agriculture Co. Ltd., Class A	259,500	467,428
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,100	63,509
Hengan International Group Co. Ltd.	78,000	261,859
HLA Group Corp. Ltd.	301,000	378,029
Huabao Flavours & Fragrances Co. Ltd., Class A	17,300	44,575
Huadian Power International Corp. Ltd., Class H	1,048,000	573,388
Huaibei Mining Holdings Co. Ltd., Class A	153,100	406,574
Huapont Life Sciences Co. Ltd., Class A	433,900	277,291
Huaxia Bank Co. Ltd., Class A	469,700	433,969
Huaxin Cement Co. Ltd., Class H	197,200	175,957
Huayu Automotive Systems Co. Ltd., Class A	96,600	218,955
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,300	574,532
Hunan Valin Steel Co. Ltd., Class A	319,200	229,280
Industrial & Commercial Bank of China Ltd., Class H	4,219,000	2,262,348
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	240,016	696,342
Inner Mongolia ERDOS Resources Co. Ltd., Class A	182,080	309,253
Inner Mongolia Yitai Coal Co. Ltd., Class B	391,200	760,306
Jiangling Motors Corp. Ltd., Class A	111,700	400,711
Jiangsu Expressway Co. Ltd., Class A	204,700	313,301
Jiangsu Financial Leasing Co. Ltd., Class A	484,900	343,043
Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,656	67,860
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	231,000	323,926
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	79,700	424,277
Jiangsu Zhongtian Technology Co. Ltd., Class A	174,200	324,467
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	174,700	292,179
Jointown Pharmaceutical Group Co. Ltd., Class A	328,400	370,940
JOYY, Inc., ADR	6,629	216,238
Kingboard Holdings Ltd.	125,500	275,821
KingClean Electric Co. Ltd., Class A	86,018	311,829
Kunlun Energy Co. Ltd.	436,000	422,649
Kweichow Moutai Co. Ltd., Class A	8,500	1,989,501
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	143

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Lao Feng Xiang Co. Ltd., Class A	34,300	364,336
Li Ning Co. Ltd.	88,000	230,372
Livzon Pharmaceutical Group, Inc., Class A	56,200	310,308
Maanshan Iron & Steel Co. Ltd., Class H	104,000	15,212
Meihua Holdings Group Co. Ltd., Class A	224,100	342,598
Metallurgical Corp. of China Ltd., Class A	509,300	228,999
Nanjing Iron & Steel Co. Ltd., Class A	642,900	482,151
New China Life Insurance Co. Ltd., Class A	9,800	42,307
Ningbo Sanxing Medical Electric Co. Ltd., Class A	150,400	698,744
Offshore Oil Engineering Co. Ltd., Class A	273,500	239,265
PetroChina Co. Ltd., Class A	416,800	587,019
Postal Savings Bank of China Co. Ltd., Class A	560,200	370,094
Qingdao Port International Co. Ltd., Class A	382,000	426,234
Qinhuangdao Port Co. Ltd., Class A	750,200	340,262
Shaanxi Coal Industry Co. Ltd., Class A	229,300	775,244
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	66,700	150,643
Shandong Publishing & Media Co. Ltd., Class A	428,100	602,575
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	335,200	228,817
Shanghai International Port Group Co. Ltd., Class A	437,000	337,905
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	143,300	253,874
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,400	43,200
Shanghai Rural Commercial Bank Co. Ltd., Class A	395,000	367,811
Shanghai Tunnel Engineering Co. Ltd., Class A	387,400	357,965
Shanxi Coal International Energy Group Co. Ltd., Class A	121,500	239,496
Shanxi Coking Coal Energy Group Co. Ltd., Class A	172,900	249,748
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	136,100	396,646
Shenzhen Aisidi Co. Ltd., Class A	244,340	405,221
Shenzhen Jinjia Group Co. Ltd., Class A	89,300	57,369
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,600	611,986
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,300	281,988
Shenzhen Transsion Holdings Co. Ltd., Class A	17,967	356,680
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	90,500	423,049
Sinoma International Engineering Co., Class A	127,500	222,624
Sinopharm Group Co. Ltd., Class H	146,000	368,703
INVESTMENTS	SHARES	VALUE($)

China — continued
Sinotrans Ltd., Class A	406,300	328,795
Sinotruk Hong Kong Ltd.	248,000	617,200
Skyworth Digital Co. Ltd., Class A	108,600	156,483
TangShan Port Group Co. Ltd., Class A	1,080,900	658,640
Tasly Pharmaceutical Group Co. Ltd., Class A	157,200	334,426
Tian Di Science & Technology Co. Ltd., Class A	562,900	574,541
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Triangle Tyre Co. Ltd., Class A	145,300	343,622
Wanxiang Qianchao Co. Ltd., Class A ‡	762,900	540,994
Weichai Power Co. Ltd., Class A	232,956	557,922
Wuliangye Yibin Co. Ltd., Class A	34,600	714,325
Xiamen C & D, Inc., Class A	193,500	264,803
Xinhua Winshare Publishing and Media Co. Ltd., Class A	242,600	474,250
Yangzijiang Shipbuilding Holdings Ltd.	675,500	867,080
Yankuang Energy Group Co. Ltd., Class H	442,000	958,862
Yintai Gold Co. Ltd., Class A *	223,320	565,560
Youngor Fashion Co. Ltd., Class A	384,600	414,096
Yunnan Baiyao Group Co. Ltd., Class A	31,560	248,578
Yutong Bus Co. Ltd., Class A	261,800	922,698
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	419,700	285,075
Zhejiang Expressway Co. Ltd., Class H	474,000	309,916
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	153,980	464,031
Zhejiang Semir Garment Co. Ltd., Class A	594,600	532,604
Zhejiang Weixing New Building Materials Co. Ltd., Class A	101,997	246,505
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	242,700	583,856
Zhongjin Gold Corp. Ltd., Class A	197,700	355,309
Zhongsheng Group Holdings Ltd.	87,500	159,581
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	550,800	418,170
		71,352,290
Colombia — 0.2%
Bancolombia SA (Preference)	64,508	527,838
Czech Republic — 0.4%
CEZ A/S	26,742	987,116
Moneta Money Bank A/S (b)	64,394	259,611
		1,246,727
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	246,288	370,075
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — 2.1%
Eurobank Ergasias Services and Holdings SA *	227,312	487,601
Hellenic Telecommunications Organization SA	55,580	844,352
HELLENiQ ENERGY Holdings S.A.	22,797	204,365
JUMBO SA	30,434	947,742
Motor Oil Hellas Corinth Refineries SA	17,141	496,834
Mytilineos SA	24,446	991,777
National Bank of Greece SA *	77,360	624,143
OPAP SA	49,747	828,735
Piraeus Financial Holdings SA *	202,160	809,843
Public Power Corp. SA *	20,738	247,538
		6,482,930
Hungary — 0.6%
Magyar Telekom Telecommunications plc	147,112	371,016
MOL Hungarian Oil & Gas plc	68,563	562,670
Richter Gedeon Nyrt.	33,641	856,669
		1,790,355
India — 12.3%
Adani Power Ltd. *	139,021	1,016,914
Aurobindo Pharma Ltd.	23,986	331,033
Bajaj Auto Ltd.	13,087	1,397,140
Bajaj Holdings & Investment Ltd.	1,385	134,539
Bank of Baroda	49,664	166,986
Bharat Petroleum Corp. Ltd.	83,954	610,898
Canara Bank	24,880	184,938
Castrol India Ltd.	21,195	53,384
Cipla Ltd.	57,096	955,804
Coal India Ltd.	31,971	173,825
Colgate-Palmolive India Ltd.	8,603	291,139
Dabur India Ltd.	70,462	428,275
Divi's Laboratories Ltd.	11,601	555,482
Dr Reddy's Laboratories Ltd.	11,648	864,371
GAIL India Ltd.	105,464	263,462
Glenmark Pharmaceuticals Ltd.	11,429	144,627
HCL Technologies Ltd.	75,966	1,239,385
Hindalco Industries Ltd.	28,920	222,417
Hindustan Petroleum Corp. Ltd.	56,930	337,693
Hindustan Unilever Ltd.	93,103	2,486,514
Hindustan Zinc Ltd.	20,666	105,438
ICICI Lombard General Insurance Co. Ltd. (b)	4,558	93,156
Indian Oil Corp. Ltd.	423,809	855,833
Indus Towers Ltd. *	107,375	454,440
Infosys Ltd.	241,986	4,085,818
ITC Ltd.	345,809	1,803,130
INVESTMENTS	SHARES	VALUE($)

India — continued
Jindal Steel & Power Ltd.	26,745	297,031
JSW Steel Ltd.	42,327	445,955
Mphasis Ltd.	1,337	36,926
Nestle India Ltd.	34,359	1,031,372
NHPC Ltd.	345,699	397,955
NMDC Ltd.	217,510	660,072
NTPC Ltd.	271,977	1,181,995
Oil & Natural Gas Corp. Ltd.	227,226	767,060
Oil India Ltd.	22,788	168,490
Petronet LNG Ltd.	86,810	322,222
Piramal Enterprises Ltd.	7,599	83,942
Power Grid Corp. of India Ltd.	232,093	837,108
REC Ltd.	134,878	817,050
Reliance Industries Ltd.	75,625	2,654,760
Steel Authority of India Ltd.	93,874	183,772
Sun Pharmaceutical Industries Ltd.	51,478	924,811
Tata Consultancy Services Ltd.	60,975	2,782,906
Tata Motors Ltd.	82,411	993,799
Tata Power Co. Ltd. (The)	258,033	1,384,801
Tata Steel Ltd.	558,854	1,101,604
Titan Co. Ltd.	16,781	720,028
Torrent Power Ltd.	16,773	302,384
Union Bank of India Ltd.	112,368	207,127
United Breweries Ltd.	3,516	85,724
UPL Ltd.	20,349	123,498
Vedanta Ltd.	151,675	723,894
Zydus Lifesciences Ltd.	19,822	226,403
		38,719,330
Indonesia — 3.7%
Adaro Energy Indonesia Tbk. PT	4,110,100	683,089
Astra International Tbk. PT	3,559,500	1,123,220
Bank Central Asia Tbk. PT	3,294,700	1,981,052
Bank Mandiri Persero Tbk. PT	3,484,300	1,472,734
Bank Rakyat Indonesia Persero Tbk. PT	2,342,300	709,023
Bukit Asam Tbk. PT	2,626,100	489,365
Gudang Garam Tbk. PT	185,700	207,873
Hanjaya Mandala Sampoerna Tbk. PT	6,430,000	338,109
Indofood CBP Sukses Makmur Tbk. PT	809,500	541,085
Indofood Sukses Makmur Tbk. PT	1,589,700	611,047
Kalbe Farma Tbk. PT	1,910,500	170,958
Perusahaan Gas Negara Tbk. PT	5,286,000	477,340
Sarana Menara Nusantara Tbk. PT	5,264,200	260,090
Sumber Alfaria Trijaya Tbk. PT	1,855,200	334,301
Telkom Indonesia Persero Tbk. PT	5,891,900	1,142,195
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	145

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Unilever Indonesia Tbk. PT	1,559,700	251,186
United Tractors Tbk. PT	300,500	457,991
Vale Indonesia Tbk. PT	463,800	121,227
XL Axiata Tbk. PT	2,496,100	379,174
		11,751,059
Kuwait — 0.7%
Agility Public Warehousing Co. KSC ‡ *	229,828	9,318
Agility Public Warehousing Co. KSC	114,914	117,542
Mobile Telecommunications Co. KSCP	510,845	807,340
National Bank of Kuwait SAKP	466,017	1,306,027
		2,240,227
Malaysia — 2.6%
Axiata Group Bhd.	245,100	145,131
CELCOMDIGI Bhd.	546,600	474,460
Hong Leong Financial Group Bhd.	16,400	57,456
IHH Healthcare Bhd.	108,400	143,776
Kuala Lumpur Kepong Bhd.	41,500	200,457
Malayan Banking Bhd.	516,108	1,051,655
Maxis Bhd.	651,000	500,025
Nestle Malaysia Bhd.	2,700	71,879
Petronas Chemicals Group Bhd.	306,800	435,852
Petronas Gas Bhd.	195,200	736,218
PPB Group Bhd.	180,860	596,487
RHB Bank Bhd.	181,700	209,156
Sime Darby Bhd.	794,500	465,135
Telekom Malaysia Bhd.	446,400	578,987
Tenaga Nasional Bhd.	455,300	1,140,993
YTL Corp. Bhd.	1,030,600	666,330
YTL Power International Bhd.	787,600	755,031
		8,229,028
Mexico — 7.6%
Alfa SAB de CV, Class A	1,096,813	802,886
Alsea SAB de CV *	49,934	208,996
America Movil SAB de CV	2,342,068	2,231,224
Arca Continental SAB de CV	94,308	917,495
Banco del Bajio SA (b)	28,533	105,466
Cemex SAB de CV *	2,045,711	1,618,107
Coca-Cola Femsa SAB de CV	108,446	1,073,587
El Puerto de Liverpool SAB de CV, Class C1	63,253	505,743
Fibra Uno Administracion SA de CV, REIT	585,018	837,362
Fomento Economico Mexicano SAB de CV	133,796	1,573,616
Gruma SAB de CV, Class B	48,312	947,613
INVESTMENTS	SHARES	VALUE($)

Mexico — continued
Grupo Aeroportuario del Centro Norte SAB de CV	87,139	962,709
Grupo Aeroportuario del Sureste SAB de CV, Class B	38,348	1,320,519
Grupo Bimbo SAB de CV	215,314	900,182
Grupo Carso SAB de CV	70,831	554,054
Grupo Financiero Banorte SAB de CV, Class O	298,913	2,964,920
Grupo Mexico SAB de CV	229,848	1,420,353
Kimberly-Clark de Mexico SAB de CV, Class A	316,041	659,727
Megacable Holdings SAB de CV	136,897	399,565
Orbia Advance Corp. SAB de CV	326,628	534,632
Promotora y Operadora de Infraestructura SAB de CV	63,423	635,276
Qualitas Controladora SAB de CV	44,664	584,022
Wal-Mart de Mexico SAB de CV	582,676	2,171,759
		23,929,813
Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	1,001,350	480,748
Philippines — 0.3%
Globe Telecom, Inc.	2,518	77,325
Manila Electric Co.	67,930	433,907
PLDT, Inc.	12,615	293,782
Puregold Price Club, Inc.	40,100	16,452
		821,466
Qatar — 1.3%
Commercial Bank PSQC (The)	62,807	71,639
Industries Qatar QSC	253,212	849,522
Mesaieed Petrochemical Holding Co.	354,185	186,693
Ooredoo QPSC	268,625	737,040
Qatar Electricity & Water Co. QSC	129,735	544,249
Qatar Fuel QSC	65,980	262,035
Qatar Gas Transport Co. Ltd.	769,294	843,302
Qatar International Islamic Bank QSC	53,327	147,341
Qatar Islamic Bank SAQ	8,661	43,495
Qatar Navigation QSC	151,457	439,365
		4,124,681
Romania — 0.3%
NEPI Rockcastle NV	135,021	911,080
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	4,122
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	3,619
GMK Norilskiy Nickel PAO ‡	308,700	14,762
Inter RAO UES PJSC ‡	6,142,220	4,185
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — continued
LUKOIL PJSC ‡	17,853	21,998
M.Video PJSC ‡ *	8,526	539
Magnit PJSC ‡	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	3,866
Mobile TeleSystems PJSC ‡	120,496	6,770
Novolipetsk Steel PJSC ‡ *	155,019	6,950
PhosAgro PJSC ‡	1,940	2,387
Rostelecom PJSC ‡	157,186	2,668
RusHydro PJSC ‡	35,715,691	5,977
Sberbank of Russia PJSC ‡	537,391	16,767
Severstal PAO ‡ *	20,498	6,910
Sistema AFK PAO ‡	308,352	918
Surgutneftegas PJSC (Preference) ‡	655,737	4,970
Tatneft PJSC ‡	17,275	1,549
Unipro PJSC ‡ *	4,941,067	1,948
		116,729
Saudi Arabia — 4.4%
Abdullah Al Othaim Markets Co.	115,463	382,824
Arab National Bank	30,786	253,041
Arabian Internet & Communications Services Co.	8,379	774,882
Catrion Catering Holding Co.	20,761	698,572
Cenomi Centers	25,869	172,550
Dr Sulaiman Al Habib Medical Services Group Co.	14,009	1,158,372
Elm Co.	4,353	1,059,583
Etihad Etisalat Co.	73,953	1,025,318
Leejam Sports Co. JSC	6,538	364,954
Mouwasat Medical Services Co.	853	30,567
Riyad Bank	12,674	93,451
Riyadh Cables Group Co.	8,428	211,740
SABIC Agri-Nutrients Co.	27,196	838,056
Sahara International Petrochemical Co.	61,305	560,314
Saudi Arabian Mining Co. *	9,987	134,628
Saudi Arabian Oil Co. (b)	290,713	2,329,400
Saudi Aramco Base Oil Co.	18,033	726,478
Saudi Cement Co.	34,096	417,268
Saudi Electricity Co.	34,296	169,914
Saudi Investment Bank (The)	63,466	285,085
Saudi Telecom Co.	203,552	2,042,499
Savola Group (The)	17,398	233,788
		13,963,284
South Africa — 3.7%
African Rainbow Minerals Ltd.	40,880	422,296
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
Aspen Pharmacare Holdings Ltd.	19,364	230,737
Bid Corp. Ltd.	38,878	891,491
Bidvest Group Ltd. (The)	66,167	865,668
Exxaro Resources Ltd.	75,485	723,228
Foschini Group Ltd. (The)	74,457	393,939
Harmony Gold Mining Co. Ltd.	94,983	822,194
Impala Platinum Holdings Ltd.	106,921	475,965
Investec Ltd.	89,678	571,576
Kumba Iron Ore Ltd.	19,546	481,369
MTN Group Ltd.	217,411	1,046,322
MultiChoice Group *	27,095	173,385
Naspers Ltd., Class N	6,754	1,294,504
Nedbank Group Ltd.	67,195	817,035
Shoprite Holdings Ltd.	38,630	515,414
Sibanye Stillwater Ltd.	251,223	286,733
Tiger Brands Ltd.	40,125	436,465
Vodacom Group Ltd.	116,025	557,586
Woolworths Holdings Ltd.	223,843	715,370
		11,721,277
Taiwan — 10.9%
Accton Technology Corp.	81,000	1,134,762
Asia Cement Corp.	68,000	91,202
Capital Securities Corp.	777,000	591,973
Catcher Technology Co. Ltd.	90,000	601,171
Cheng Shin Rubber Industry Co. Ltd.	553,000	798,383
Chicony Electronics Co. Ltd.	58,551	362,466
China Airlines Ltd.	1,243,000	796,016
China Motor Corp.	181,000	792,826
Chunghwa Telecom Co. Ltd.	465,000	1,767,389
CTBC Financial Holding Co. Ltd.	2,186,395	2,281,982
E.Sun Financial Holding Co. Ltd.	789,244	663,204
Eclat Textile Co. Ltd.	47,000	739,505
Eva Airways Corp.	862,000	937,199
Evergreen Marine Corp. Taiwan Ltd.	155,800	906,704
Far Eastern New Century Corp.	92,000	91,774
Far EasTone Telecommunications Co. Ltd.	303,000	751,565
Feng TAY Enterprise Co. Ltd.	108,960	541,763
First Financial Holding Co. Ltd.	1,356,087	1,136,838
Formosa Chemicals & Fibre Corp.	116,000	197,159
Formosa Taffeta Co. Ltd.	304,000	213,220
Fubon Financial Holding Co. Ltd.	297,444	629,248
Largan Precision Co. Ltd.	1,000	66,658
Lite-On Technology Corp.	309,000	935,275
Mega Financial Holding Co. Ltd.	1,411,101	1,729,180
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	147

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Nan Ya Plastics Corp.	535,000	928,976
Nien Made Enterprise Co. Ltd.	64,000	747,927
Novatek Microelectronics Corp.	17,000	321,219
Pou Chen Corp.	825,000	913,168
President Chain Store Corp.	115,000	967,107
SinoPac Financial Holdings Co. Ltd.	1,936,500	1,302,810
Taiwan Cooperative Financial Holding Co. Ltd.	1,283,609	1,031,544
Taiwan Fertilizer Co. Ltd.	336,000	673,253
Taiwan Mobile Co. Ltd.	318,000	1,014,932
Taiwan Semiconductor Manufacturing Co. Ltd.	182,000	4,357,766
Uni-President Enterprises Corp.	658,000	1,543,410
Yuanta Financial Holding Co. Ltd.	1,730,746	1,623,503
		34,183,077
Thailand — 2.8%
Advanced Info Service PCL	178,200	946,785
Bangkok Bank PCL	116,800	430,923
Banpu PCL	1,994,100	297,501
Bumrungrad Hospital PCL	85,300	563,001
CP ALL PCL, NVDR	210,200	324,867
CP Axtra PCL, NVDR	148,000	129,098
Digital Telecommunications Infrastructure Fund, Class F	1,409,700	296,699
Electricity Generating PCL	115,200	348,479
Intouch Holdings PCL, NVDR	259,400	467,218
Krung Thai Bank PCL	1,536,500	694,899
Minor International PCL, NVDR	609,700	540,548
Osotspa PCL, NVDR	328,200	189,405
PTT Exploration & Production PCL	248,800	1,050,653
PTT PCL, NVDR	1,301,600	1,179,605
Ratch Group PCL	199,500	154,387
Thai Oil PCL	279,500	407,246
Thai Union Group PCL, Class F	433,900	173,886
TMBThanachart Bank PCL, NVDR	9,865,600	480,736
		8,675,936
Turkey — 10.7%
AG Anadolu Grubu Holding A/S	86,451	866,879
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S *	508,677	208,269
Akbank TAS	739,191	1,360,549
Akcansa Cimento A/S	128,562	599,417
Aksa Enerji Uretim A/S	285,834	339,440
Alarko Holding A/S	164,692	592,939
Alfa Solar Enerji Sanayi ve Ticaret A/S	109,922	304,790
Anadolu Efes Biracilik ve Malt Sanayii A/S	145,134	817,846
INVESTMENTS	SHARES	VALUE($)

Turkey — continued
Aselsan Elektronik Sanayi ve Ticaret A/S	431,330	809,087
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	127,315	368,248
Aygaz A/S	123,964	749,841
BIM Birlesik Magazalar A/S	88,128	1,052,861
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	14,387	267,205
Cimsa Cimento Sanayi ve Ticaret A/S	532,227	524,893
Coca-Cola Icecek A/S	37,250	833,880
Dogan Sirketler Grubu Holding A/S	1,491,417	671,883
Dogus Otomotiv Servis ve Ticaret A/S	80,741	707,407
EGE Endustri ve Ticaret A/S *	756	408,507
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S *	371,804	596,976
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT *	956,898	287,562
Enerjisa Enerji A/S * (b)	333,785	699,704
Enka Insaat ve Sanayi A/S	499,623	592,397
Ford Otomotiv Sanayi A/S	24,806	853,260
Haci Omer Sabanci Holding A/S *	363,289	1,037,056
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	482,017	232,627
Is Yatirim Menkul Degerler A/S	563,458	650,339
KOC Holding A/S	188,992	1,319,421
Kontrolmatik Enerji ve Muhendislik A/S	8,811	64,206
Konya Cimento Sanayii A/S *	989	350,373
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	299,718	856,040
MIA Teknoloji A/S *	136,206	236,359
Migros Ticaret A/S	47,041	642,005
MLP Saglik Hizmetleri A/S * (b)	117,480	848,827
Nuh Cimento Sanayi A/S	47,206	444,202
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	1,133,951	334,728
Otokar Otomotiv ve Savunma Sanayi AS	7,297	118,083
Oyak Cimento Fabrikalari A/S *	270,402	505,967
Pegasus Hava Tasimaciligi A/S *	21,188	674,542
Sok Marketler Ticaret A/S	321,387	576,276
Tekfen Holding A/S	252,520	403,502
Tofas Turk Otomobil Fabrikasi A/S	83,508	709,755
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	364,749	507,820
Turk Hava Yollari AO *	116,664	1,174,340
Turk Telekomunikasyon A/S *	665,334	829,555
Turk Traktor ve Ziraat Makineleri A/S	24,694	701,104
Turkcell Iletisim Hizmetleri A/S	391,982	977,950
Turkiye Is Bankasi A/S, Class C	2,486,417	1,052,569
Turkiye Petrol Rafinerileri A/S	192,344	1,162,869
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turkiye Sise ve Cam Fabrikalari A/S	372,314	578,301
Ulker Biskuvi Sanayi A/S *	197,340	696,467
Yapi ve Kredi Bankasi A/S	1,138,721	1,140,285
Zorlu Enerji Elektrik Uretim A/S *	1,298,546	265,032
		33,604,440
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	428,119	972,123
Abu Dhabi Islamic Bank PJSC	224,011	680,651
Abu Dhabi Ports Co. PJSC *	177,754	281,181
Air Arabia PJSC	726,413	528,906
Aldar Properties PJSC	615,162	914,478
Americana Restaurants International plc *	119,563	108,401
Dubai Electricity & Water Authority PJSC	221,622	141,798
Dubai Islamic Bank PJSC	448,455	678,867
Emaar Development PJSC *	250,875	571,024
Emaar Properties PJSC *	304,079	679,705
Emirates NBD Bank PJSC	90,168	417,342
Emirates Telecommunications Group Co. PJSC	59,314	274,535
National Marine Dredging Co.	69,781	506,510
Salik Co. PJSC	482,154	454,206
		7,209,727
United States — 0.3%
GCC SAB de CV	27,877	313,973
JBS SA	177,662	802,329
		1,116,302
Total Common Stocks (Cost $277,752,218)		314,420,933
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $401,232)	401,232	401,232
Total Investments — 100.1% (Cost $278,153,450)		314,822,165
Liabilities in Excess of Other Assets — (0.1)%		(160,247)
NET ASSETS — 100.0%		314,661,918

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	149

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.1%
Oil, Gas & Consumable Fuels	9.4
Metals & Mining	4.8
Wireless Telecommunication Services	4.1
Electric Utilities	3.6
Food Products	3.3
Diversified Telecommunication Services	3.2
IT Services	3.2
Beverages	3.1
Industrial Conglomerates	3.1
Pharmaceuticals	3.0
Independent Power and Renewable Electricity Producers	3.0
Consumer Staples Distribution & Retail	2.8
Transportation Infrastructure	2.7
Machinery	2.2
Automobiles	2.1
Textiles, Apparel & Luxury Goods	1.8
Chemicals	1.8
Construction Materials	1.6
Semiconductors & Semiconductor Equipment	1.6
Health Care Providers & Services	1.4
Passenger Airlines	1.3
Personal Care Products	1.3
Gas Utilities	1.3
Real Estate Management & Development	1.2
Financial Services	1.2
Specialty Retail	1.0
Media	1.0
Others (each less than 1.0%)	13.7
Short-Term Investments	0.1
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	06/21/2024	USD	260,475	6,920

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	151

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 11.6%
AGL Energy Ltd.	240,113	1,462,424
Altium Ltd.	23,617	997,815
Alumina Ltd. *	435,257	447,151
Ampol Ltd.	54,877	1,295,854
Ansell Ltd.	48,925	804,381
ANZ Group Holdings Ltd.	22,802	411,438
APA Group	100,585	536,770
Aurizon Holdings Ltd.	113,653	279,160
BHP Group Ltd.	40,511	1,111,059
BlueScope Steel Ltd.	28,444	415,152
CAR Group Ltd.	19,562	424,173
Charter Hall Group, REIT	34,430	261,469
Cochlear Ltd.	6,264	1,306,720
Coles Group Ltd.	129,780	1,353,504
CSR Ltd.	235,658	1,344,143
Dexus, REIT	204,287	927,915
EBOS Group Ltd.	8,101	167,359
Fortescue Ltd.	71,007	1,176,902
Glencore plc	248,633	1,446,687
Goodman Group, REIT	75,137	1,517,740
GPT Group (The), REIT	376,723	1,013,171
Harvey Norman Holdings Ltd.	229,635	674,395
Iluka Resources Ltd.	29,838	145,091
Incitec Pivot Ltd.	233,855	419,907
JB Hi-Fi Ltd.	35,060	1,368,115
Lottery Corp. Ltd. (The)	218,551	681,768
Metcash Ltd.	314,530	797,612
New Hope Corp. Ltd.	185,523	539,690
Origin Energy Ltd.	184,472	1,164,280
Pilbara Minerals Ltd. (a)	99,385	253,025
Ramsay Health Care Ltd.	10,409	348,912
REA Group Ltd.	3,716	425,958
Rio Tinto Ltd.	14,000	1,165,141
Rio Tinto plc	22,234	1,504,370
Santos Ltd.	231,389	1,135,511
Seven Group Holdings Ltd.	12,779	310,518
Sonic Healthcare Ltd.	50,189	862,532
South32 Ltd.	308,276	703,326
Stockland, REIT	482,708	1,367,568
Tabcorp Holdings Ltd.	387,287	181,722
Telstra Group Ltd.	526,919	1,244,905
Treasury Wine Estates Ltd.	72,801	564,587
Vicinity Ltd., REIT	787,126	963,890
Wesfarmers Ltd.	33,705	1,443,896
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Whitehaven Coal Ltd.	282,707	1,398,407
WiseTech Global Ltd.	17,588	1,036,154
Woodside Energy Group Ltd.	53,857	964,956
Woolworths Group Ltd.	61,695	1,265,804
Yancoal Australia Ltd.	144,499	515,852
		42,148,879
Austria — 0.5%
Mondi plc	61,704	1,171,183
OMV AG	13,884	658,815
		1,829,998
Belgium — 0.3%
Anheuser-Busch InBev SA	4,682	279,861
Solvay SA	12,515	404,278
Syensqo SA *	4,356	403,765
		1,087,904
Brazil — 0.2%
Yara International ASA	26,032	742,046
Burkina Faso — 0.2%
Endeavour Mining plc	31,253	661,724
Cambodia — 0.0% ^
NagaCorp Ltd. *	64,945	34,036
Chile — 0.5%
Antofagasta plc	63,070	1,730,122
China — 0.9%
Budweiser Brewing Co. APAC Ltd. (b)	418,206	581,805
Chow Tai Fook Jewellery Group Ltd.	111,757	152,062
Lenovo Group Ltd.	1,070,000	1,203,493
SITC International Holdings Co. Ltd.	98,917	214,511
Wilmar International Ltd.	423,000	994,292
Xinyi Glass Holdings Ltd.	150,000	160,291
		3,306,454
Denmark — 0.8%
Carlsberg A/S, Class B	10,592	1,424,760
Novo Nordisk A/S, Class B	11,662	1,495,562
		2,920,322
Finland — 0.7%
Elisa OYJ	16,388	738,924
Kesko OYJ, Class B	33,880	578,412
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Orion OYJ, Class B	6,708	256,213
UPM-Kymmene OYJ	25,380	889,445
		2,462,994
France — 5.0%
Air Liquide SA	2,248	439,661
Arkema SA	8,033	828,899
Capgemini SE	5,916	1,243,431
Carrefour SA	76,522	1,287,347
Covivio SA, REIT	8,995	447,736
Credit Agricole SA	61,459	950,970
Danone SA (a)	22,669	1,418,792
Eiffage SA	12,444	1,327,755
Engie SA * (a)	67,938	1,179,446
EssilorLuxottica SA	2,466	525,829
Gecina SA, REIT	9,485	968,435
Klepierre SA, REIT	49,537	1,330,188
Orange SA	100,343	1,116,846
Pernod Ricard SA	1,409	213,100
Publicis Groupe SA	13,352	1,473,350
TotalEnergies SE	20,158	1,463,445
Unibail-Rodamco-Westfield, REIT *	6,852	570,997
Vinci SA	10,029	1,175,159
Vivendi SE	16,669	169,585
		18,130,971
Germany — 2.5%
Bayerische Motoren Werke AG	10,076	1,097,774
Beiersdorf AG	2,882	433,175
Brenntag SE	8,616	687,586
Covestro AG * (b)	5,459	273,410
Deutsche Telekom AG (Registered)	58,515	1,340,319
E.ON SE	23,358	309,306
Fresenius Medical Care AG	21,542	906,977
Hannover Rueck SE	1,545	383,228
Heidelberg Materials AG	3,275	329,582
Mercedes-Benz Group AG	17,007	1,286,424
Merck KGaA	3,806	604,780
SAP SE	7,679	1,386,574
		9,039,135
Hong Kong — 2.9%
ASMPT Ltd.	53,200	661,153
CK Asset Holdings Ltd.	9,266	39,525
CK Infrastructure Holdings Ltd.	226,500	1,279,530
CLP Holdings Ltd.	139,500	1,097,316
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Hong Kong & China Gas Co. Ltd.	894,393	680,054
Hutchison Port Holdings Trust	1,299,200	166,138
Orient Overseas International Ltd.	67,500	984,489
PCCW Ltd.	1,414,000	706,992
Power Assets Holdings Ltd.	235,500	1,350,864
Sun Hung Kai Properties Ltd.	82,000	756,447
Swire Pacific Ltd., Class A	111,500	944,261
United Energy Group Ltd.	4,762,001	339,685
WH Group Ltd. (b)	1,694,743	1,231,807
Yue Yuen Industrial Holdings Ltd.	157,000	277,977
		10,516,238
Indonesia — 0.0% ^
First Pacific Co. Ltd.	266,000	124,402
Ireland — 0.1%
Smurfit Kappa Group plc	11,250	487,458
Italy — 2.8%
A2A SpA	546,876	1,078,523
Assicurazioni Generali SpA	23,225	566,282
Banca Mediolanum SpA	30,026	324,929
Coca-Cola HBC AG	46,453	1,499,444
Enel SpA	59,570	391,520
Eni SpA	64,599	1,037,569
Infrastrutture Wireless Italiane SpA (b)	24,191	259,253
Italgas SpA	158,102	876,383
Poste Italiane SpA (b)	72,398	919,681
Recordati Industria Chimica e Farmaceutica SpA	14,030	746,584
Terna - Rete Elettrica Nazionale	86,655	694,272
UniCredit SpA	42,947	1,576,342
		9,970,782
Japan — 28.0%
Activia Properties, Inc., REIT	194	481,498
Advance Residence Investment Corp., REIT	127	274,576
Advantest Corp.	10,400	325,527
Aeon Mall Co. Ltd.	31,300	357,850
AEON REIT Investment Corp., REIT	361	315,703
Ajinomoto Co., Inc.	32,500	1,208,398
Alfresa Holdings Corp.	43,100	638,720
Anritsu Corp.	55,900	426,190
Asahi Group Holdings Ltd.	25,400	868,908
Astellas Pharma, Inc.	88,100	845,575
Canon Marketing Japan, Inc.	26,500	728,150
Canon, Inc.	49,300	1,334,319
Capcom Co. Ltd.	63,400	1,043,719
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	153

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Chubu Electric Power Co., Inc.	99,700	1,279,746
Chugai Pharmaceutical Co. Ltd.	35,500	1,129,037
COMSYS Holdings Corp.	34,300	802,879
Cosmo Energy Holdings Co. Ltd.	32,300	1,544,117
Daito Trust Construction Co. Ltd.	12,200	1,307,772
Daiwa House REIT Investment Corp., REIT	129	216,691
Daiwa Securities Group, Inc.	163,200	1,199,367
Dowa Holdings Co. Ltd.	10,200	381,959
Electric Power Development Co. Ltd.	82,300	1,398,030
ENEOS Holdings, Inc.	291,200	1,345,407
Fuji Media Holdings, Inc.	6,700	79,632
FUJIFILM Holdings Corp.	56,100	1,193,387
Hachijuni Bank Ltd. (The)	65,100	434,278
Hikari Tsushin, Inc.	5,700	926,375
Hoya Corp.	1,500	173,910
Hulic Co. Ltd.	107,600	991,497
Idemitsu Kosan Co. Ltd.	51,185	346,785
Inpex Corp. (a)	94,800	1,420,085
Invincible Investment Corp., REIT	1,046	468,651
ITOCHU Corp.	32,800	1,479,765
Iwatani Corp.	9,200	522,399
Japan Metropolitan Fund Invest, REIT	1,086	655,649
Japan Post Holdings Co. Ltd.	125,000	1,200,413
Japan Post Insurance Co. Ltd.	38,500	722,802
Japan Real Estate Investment Corp., REIT	9	30,520
Japan Tobacco, Inc.	54,200	1,458,068
JFE Holdings, Inc.	68,500	1,022,412
Kajima Corp.	14,700	281,609
Kaneka Corp.	1,600	41,443
Kansai Electric Power Co., Inc. (The)	93,300	1,397,580
Kawasaki Kisen Kaisha Ltd.	60,000	845,393
KDDI Corp.	44,200	1,226,497
Kinden Corp.	18,000	343,460
Kobe Steel Ltd.	104,100	1,270,597
K's Holdings Corp.	57,700	553,876
Kuraray Co. Ltd.	36,200	401,064
Kyowa Kirin Co. Ltd.	44,100	740,609
Kyushu Electric Power Co., Inc.	102,900	954,592
Lawson, Inc.	21,500	1,407,523
Mani, Inc.	14,400	166,825
Marubeni Corp.	79,200	1,411,056
MatsukiyoCocokara & Co.	62,700	889,132
Mebuki Financial Group, Inc.	77,200	273,105
Medipal Holdings Corp.	45,300	710,442
INVESTMENTS	SHARES	VALUE($)

Japan — continued
MEIJI Holdings Co. Ltd.	39,500	883,788
Mitsubishi Chemical Group Corp.	108,400	632,391
Mitsubishi Corp.	56,600	1,294,418
Mitsubishi Gas Chemical Co., Inc.	21,000	371,579
Mitsubishi HC Capital, Inc.	206,900	1,339,894
Mitsubishi UFJ Financial Group, Inc.	111,300	1,108,699
Mitsui & Co. Ltd.	32,200	1,554,477
Mitsui Fudosan Co. Ltd.	138,000	1,404,435
Mitsui Mining & Smelting Co. Ltd.	26,400	827,822
Morinaga Milk Industry Co. Ltd.	8,700	170,480
MS&AD Insurance Group Holdings, Inc.	48,100	864,792
NH Foods Ltd.	7,100	233,563
Nifco, Inc.	3,700	89,442
Nintendo Co. Ltd.	25,300	1,233,856
Nippon Shinyaku Co. Ltd.	4,200	116,215
Nippon Shokubai Co. Ltd.	26,200	249,033
Nippon Steel Corp.	56,700	1,271,153
Nippon Telegraph & Telephone Corp.	1,223,400	1,320,859
Nippon Yusen KK	32,000	908,495
Nisshin Seifun Group, Inc.	6,000	78,269
Nissin Foods Holdings Co. Ltd.	31,300	835,258
Niterra Co. Ltd.	47,800	1,567,737
Nitto Denko Corp.	15,600	1,289,897
NOF Corp.	20,700	277,710
Nomura Real Estate Holdings, Inc.	52,700	1,475,449
Nomura Real Estate Master Fund, Inc., REIT	775	740,838
Obayashi Corp.	24,100	268,975
Ono Pharmaceutical Co. Ltd.	49,300	710,086
Open House Group Co. Ltd.	4,900	149,010
ORIX Corp.	23,100	472,751
Osaka Gas Co. Ltd.	60,500	1,345,271
Otsuka Holdings Co. Ltd.	36,100	1,543,523
Rohto Pharmaceutical Co. Ltd.	23,000	448,740
Sankyo Co. Ltd.	80,400	873,306
Santen Pharmaceutical Co. Ltd.	74,600	720,568
Sapporo Holdings Ltd.	3,500	126,510
Sawai Group Holdings Co. Ltd.	11,700	436,006
SCREEN Holdings Co. Ltd.	11,100	1,145,266
SCSK Corp.	25,300	459,934
Seiko Epson Corp.	31,200	513,240
Sekisui Chemical Co. Ltd.	23,600	343,334
Sekisui House Ltd.	37,200	854,869
Sekisui House REIT, Inc., REIT	874	447,837
Shimamura Co. Ltd.	7,200	354,937
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shionogi & Co. Ltd.	21,900	1,022,747
Ship Healthcare Holdings, Inc.	6,100	90,755
Skylark Holdings Co. Ltd.	29,600	421,820
SoftBank Corp.	111,600	1,346,084
SoftBank Group Corp.	11,200	550,823
Sojitz Corp.	56,120	1,444,914
Sugi Holdings Co. Ltd.	19,800	290,511
SUMCO Corp. (a)	25,200	375,816
Sumitomo Mitsui Financial Group, Inc.	25,600	1,454,178
Suntory Beverage & Food Ltd.	21,000	683,240
Suzuken Co. Ltd.	11,000	324,871
Takeda Pharmaceutical Co. Ltd.	44,000	1,156,411
Teijin Ltd.	300	2,927
TIS, Inc.	3,300	70,477
Toho Gas Co. Ltd.	12,700	326,142
Tohoku Electric Power Co., Inc.	137,400	1,060,736
Tokyo Electron Ltd.	5,600	1,228,337
Tokyo Gas Co. Ltd.	58,400	1,309,752
Tokyo Tatemono Co. Ltd.	69,200	1,151,487
Tokyu Fudosan Holdings Corp.	213,900	1,567,086
Tosoh Corp.	20,400	281,237
Toyo Suisan Kaisha Ltd.	19,500	1,219,419
Toyota Boshoku Corp.	13,500	199,643
Trend Micro, Inc.	8,900	438,576
Tsumura & Co.	19,100	460,247
UBE Corp.	36,100	659,969
United Urban Investment Corp., REIT	428	410,107
USS Co. Ltd.	84,800	647,812
Yakult Honsha Co. Ltd.	21,900	428,358
Yamada Holdings Co. Ltd.	72,800	208,396
Yamaguchi Financial Group, Inc.	3,200	32,325
Yamaha Motor Co. Ltd.	122,900	1,146,316
Yokohama Rubber Co. Ltd. (The)	30,700	803,548
		101,665,348
Jordan — 0.3%
Hikma Pharmaceuticals plc	50,462	1,211,621
Luxembourg — 0.1%
L'Occitane International SA	49,000	202,321
RTL Group SA	10,299	317,465
		519,786
Mexico — 0.1%
Fresnillo plc	40,912	283,348
INVESTMENTS	SHARES	VALUE($)

Netherlands — 2.6%
ABN AMRO Bank NV, CVA (b)	49,301	789,731
ASML Holding NV	1,110	966,824
ASR Nederland NV	18,484	924,930
BE Semiconductor Industries NV	7,910	1,049,452
Heineken Holding NV	11,938	960,340
Koninklijke Ahold Delhaize NV	49,071	1,489,510
Koninklijke KPN NV	396,965	1,442,623
NN Group NV	7,612	351,148
OCI NV	1,602	43,088
Wolters Kluwer NV	9,165	1,372,059
		9,389,705
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	53,090	889,138
Spark New Zealand Ltd.	314,591	884,228
		1,773,366
Norway — 1.1%
Aker BP ASA	92	2,231
DNB Bank ASA	16,793	292,688
Equinor ASA	32,500	864,772
Mowi ASA	31,090	545,844
Norsk Hydro ASA	150,920	927,462
Orkla ASA	67,681	460,394
Telenor ASA	77,385	890,988
		3,984,379
Poland — 0.1%
ORLEN SA	29,088	474,262
Portugal — 0.5%
Galp Energia SGPS SA	45,026	967,210
Jeronimo Martins SGPS SA	45,828	942,762
		1,909,972
Russia — 0.0% ^
Evraz plc ‡ *	393,430	20,126
Singapore — 3.1%
CapitaLand Ascendas, REIT	667,542	1,264,473
CapitaLand Integrated Commercial Trust, REIT	883,408	1,259,294
ComfortDelGro Corp. Ltd.	304,900	331,645
DBS Group Holdings Ltd.	24,500	623,707
Genting Singapore Ltd.	386,400	257,872
Jardine Cycle & Carriage Ltd.	15,600	301,053
Keppel Ltd.	213,900	1,069,909
Mapletree Logistics Trust, REIT	206,700	202,835
Mapletree Pan Asia Commercial Trust, REIT	5,900	5,407
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	155

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	115,100	1,194,919
Sembcorp Industries Ltd.	343,300	1,341,642
Singapore Airlines Ltd.	253,100	1,207,697
Singapore Telecommunications Ltd.	55,200	95,732
STMicroelectronics NV	8,422	333,384
Suntec, REIT	885,800	698,351
Venture Corp. Ltd.	92,400	979,001
		11,166,921
South Africa — 0.4%
Anglo American plc	39,059	1,276,350
South Korea — 7.4%
CJ Logistics Corp.	1,959	172,815
DB Insurance Co. Ltd.	5,833	409,155
DL Holdings Co. Ltd.	1,377	52,840
Doosan Bobcat, Inc.	18,395	687,512
F&F Co. Ltd.	768	36,355
GS Holdings Corp.	5,071	163,954
GS Retail Co. Ltd.	18,916	271,156
Hana Financial Group, Inc.	34,038	1,435,614
Hankook Tire & Technology Co. Ltd.	5,773	244,962
Hanmi Pharm Co. Ltd.	1,766	402,300
Hanwha Aerospace Co. Ltd.	10,257	1,558,004
Hanwha Corp.	8,436	165,550
HD Hyundai Co. Ltd.	3,595	174,045
HD Hyundai Infracore Co. Ltd.	50,253	298,968
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,682	347,641
Hite Jinro Co. Ltd.	2,933	44,469
Hyundai Mobis Co. Ltd.	2,842	464,949
Industrial Bank of Korea	85,364	858,210
KB Financial Group, Inc.	30,397	1,648,640
Kia Corp.	15,523	1,315,149
Korea Electric Power Corp. *	43,670	666,678
Korea Gas Corp. *	3,914	77,869
Korea Investment Holdings Co. Ltd.	2,533	122,429
Korean Air Lines Co. Ltd.	22,240	335,383
KT&G Corp.	20,242	1,304,309
LG Corp.	17,738	1,012,094
LG H&H Co. Ltd.	2,621	789,728
LG Innotek Co. Ltd.	4,919	781,889
LG Uplus Corp.	70,267	499,072
Mirae Asset Securities Co. Ltd.	5,309	28,935
NAVER Corp.	840	110,796
NH Investment & Securities Co. Ltd.	25,506	229,263
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
NongShim Co. Ltd.	1,649	473,493
Orion Corp.	10,197	682,422
POSCO Holdings, Inc.	3,414	985,557
Posco International Corp.	21,178	698,483
Samsung E&A Co. Ltd. *	6,431	121,928
Samsung Electronics Co. Ltd.	26,886	1,494,502
Samsung Fire & Marine Insurance Co. Ltd.	3,389	758,545
Samsung SDS Co. Ltd.	1,853	212,871
Samsung Securities Co. Ltd.	15,106	413,238
Seegene, Inc.	11,275	179,945
SK Hynix, Inc.	7,728	953,679
SK Networks Co. Ltd.	41,894	152,076
S-Oil Corp.	8,251	430,781
Woori Financial Group, Inc.	129,163	1,323,628
Yuhan Corp.	26,866	1,397,500
		26,989,381
Spain — 2.1%
Enagas SA	35,240	516,830
Endesa SA	61,723	1,125,559
Iberdrola SA	116,097	1,423,532
Industria de Diseno Textil SA	16,329	743,475
Merlin Properties Socimi SA, REIT	43,719	491,802
Naturgy Energy Group SA	47,556	1,202,851
Redeia Corp. SA	20,401	340,566
Repsol SA	45,104	707,956
Telefonica SA	261,230	1,170,205
		7,722,776
Sweden — 2.1%
Castellum AB *	88,652	1,053,360
Fastighets AB Balder, Class B *	24,050	151,595
Getinge AB, Class B	16,781	353,281
H & M Hennes & Mauritz AB, Class B (a)	30,017	477,114
Investor AB, Class B	16,102	394,382
Sagax AB, Class B	11,989	300,229
Securitas AB, Class B (a)	74,064	742,240
SSAB AB, Class B	186,876	1,045,676
Tele2 AB, Class B	128,599	1,199,451
Telefonaktiebolaget LM Ericsson, Class B	47,061	238,829
Telia Co. AB	177,985	407,137
Trelleborg AB, Class B	32,264	1,137,062
		7,500,356
Switzerland — 1.3%
Kuehne + Nagel International AG (Registered) (a)	2,067	546,301
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Novartis AG (Registered)	14,124	1,370,841
PSP Swiss Property AG (Registered)	3,077	380,383
Sandoz Group AG *	2,735	92,954
Sonova Holding AG (Registered)	1,664	459,983
Swiss Prime Site AG (Registered)	8,245	761,284
Swisscom AG (Registered)	2,180	1,195,964
		4,807,710
United Kingdom — 16.5%
3i Group plc	46,391	1,657,432
abrdn plc	271,144	494,453
Admiral Group plc	38,558	1,312,404
Associated British Foods plc	47,220	1,562,873
AstraZeneca plc	11,345	1,715,919
Auto Trader Group plc (b)	77,748	674,035
Aviva plc	197,101	1,144,399
B&M European Value Retail SA	182,220	1,175,970
BAE Systems plc	94,144	1,565,823
Barratt Developments plc	179,642	1,014,999
British American Tobacco plc	45,639	1,339,791
British Land Co. plc (The), REIT	220,319	1,062,411
BT Group plc	823,074	1,052,551
Bunzl plc	30,546	1,171,372
Burberry Group plc	36,889	527,831
Centrica plc	737,842	1,177,797
CK Hutchison Holdings Ltd.	27,256	132,376
Compass Group plc	15,293	425,355
ConvaTec Group plc (b)	318,766	991,781
Croda International plc	17,592	1,007,610
DS Smith plc	134,047	583,980
Hiscox Ltd.	14,794	226,879
HSBC Holdings plc	204,528	1,772,839
IMI plc	45,549	992,181
Imperial Brands plc	60,549	1,383,554
Informa plc	114,699	1,135,507
InterContinental Hotels Group plc	13,801	1,346,067
Intermediate Capital Group plc	19,112	498,134
International Consolidated Airlines Group SA *	221,029	481,700
Intertek Group plc	10,653	655,656
J Sainsbury plc	386,202	1,266,812
Johnson Matthey plc	29,401	645,120
Land Securities Group plc, REIT	154,225	1,246,456
Legal & General Group plc	428,607	1,258,176
M&G plc	298,137	746,395
Marks & Spencer Group plc	208,118	663,052
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
National Grid plc	86,205	1,130,765
NatWest Group plc	305,218	1,152,010
Next plc	13,653	1,531,293
Pearson plc	79,574	965,538
Phoenix Group Holdings plc	4,403	26,817
Reckitt Benckiser Group plc	17,315	968,030
RELX plc	23,830	979,100
Rightmove plc	198,751	1,273,160
Rolls-Royce Holdings plc *	236,220	1,211,342
Sage Group plc (The)	94,231	1,366,435
Segro plc, REIT	52,078	547,763
Smiths Group plc	62,272	1,255,402
SSE plc	59,878	1,244,648
Standard Chartered plc	146,076	1,255,018
Taylor Wimpey plc	617,027	1,011,075
Tesco plc	401,676	1,483,016
Unilever plc	30,189	1,561,701
UNITE Group plc (The), REIT	65,087	752,441
United Utilities Group plc	102,620	1,337,670
Vodafone Group plc	1,234,600	1,041,141
Wise plc, Class A *	48,502	466,126
WPP plc	99,751	999,821
		59,670,002
United States — 3.9%
BP plc	173,761	1,120,000
CRH plc	17,940	1,389,289
CSL Ltd.	6,812	1,210,330
Ferguson plc	6,841	1,442,465
GSK plc	72,490	1,503,944
Haleon plc	339,273	1,432,866
Holcim AG	17,368	1,453,837
Roche Holding AG	3,728	893,282
Sanofi SA (a)	6,062	598,883
Schneider Electric SE	3,257	742,639
Shell plc	45,042	1,601,181
Sims Ltd.	48,162	369,127
Tenaris SA	18,289	303,729
		14,061,572
Total Common Stocks (Cost $354,747,316)		359,620,446
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	157

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.2%
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	3,158,665	3,158,982
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,099,786	1,099,786
Total Investment of Cash Collateral from Securities Loaned (Cost $4,258,883)		4,258,768
Total Investments — 100.3% (Cost $359,006,199)		363,879,214
Liabilities in Excess of Other Assets — (0.3)%		(1,026,273)
NET ASSETS — 100.0%		362,852,941

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $4,017,022.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.7
Metals & Mining	5.6
Banks	5.1
Electric Utilities	4.3
Diversified Telecommunication Services	4.0
Consumer Staples Distribution & Retail	3.8
Real Estate Management & Development	3.5
Food Products	3.5
Trading Companies & Distributors	3.2
Insurance	3.0
Chemicals	2.6
Diversified REITs	2.4
Multi-Utilities	2.1
Beverages	2.0
Semiconductors & Semiconductor Equipment	1.9
Gas Utilities	1.9
Technology Hardware, Storage & Peripherals	1.6
Health Care Equipment & Supplies	1.6
Tobacco	1.5
Wireless Telecommunication Services	1.5
Software	1.4
Retail REITs	1.4
Industrial Conglomerates	1.4
Personal Care Products	1.3
Automobiles	1.3
Broadline Retail	1.3
Capital Markets	1.3
Construction Materials	1.2
Specialty Retail	1.2
Aerospace & Defense	1.2
Construction & Engineering	1.2
Media	1.2
Health Care Providers & Services	1.1
Financial Services	1.0
Industrial REITs	1.0
Marine Transportation	1.0
Machinery	1.0
Others (each less than 1.0%)	11.7
Short-Term Investments	1.2
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	21	06/21/2024	USD	2,379,300	(72,803)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	159

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.8%
General Dynamics Corp.	6,253	1,795,174
Lockheed Martin Corp.	3,361	1,562,629
		3,357,803
Automobiles & Parts — 0.6%
Ford Motor Co.	74,292	902,648
Gentex Corp.	43,173	1,480,834
		2,383,482
Banks — 2.0%
Bank of America Corp.	31,396	1,161,966
Citizens Financial Group, Inc.	6,753	230,345
Discover Financial Services	6,352	804,989
Fifth Third Bancorp	29,687	1,082,388
First Citizens BancShares, Inc., Class A	1,090	1,838,568
Huntington Bancshares, Inc.	80,638	1,086,194
KeyCorp	13,677	198,180
New York Community Bancorp, Inc.	158,767	420,732
Popular, Inc. (Puerto Rico)	9,734	827,293
Regions Financial Corp.	16,984	327,282
US Bancorp	9,786	397,605
		8,375,542
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *	1,407	391,723
Celsius Holdings, Inc. *	21,449	1,528,670
Coca-Cola Co. (The)	28,560	1,764,151
Constellation Brands, Inc., Class A	6,800	1,723,528
Molson Coors Beverage Co., Class B	27,366	1,566,977
Monster Beverage Corp. *	28,910	1,545,240
PepsiCo, Inc.	10,330	1,817,150
		10,337,439
Chemicals — 4.2%
Ashland, Inc.	5,646	538,233
Celanese Corp.	8,365	1,284,948
CF Industries Holdings, Inc.	16,455	1,299,451
Chemours Co. (The)	13,336	356,738
Dow, Inc.	26,451	1,505,062
Eastman Chemical Co.	12,970	1,224,887
Ecolab, Inc.	3,237	732,048
Element Solutions, Inc.	54,493	1,260,423
Huntsman Corp.	50,997	1,216,788
Linde plc	2,838	1,251,445
LyondellBasell Industries NV, Class A	16,757	1,675,197
Mosaic Co. (The)	24,844	779,853
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
NewMarket Corp.	1,525	803,553
Olin Corp.	26,892	1,405,914
Valvoline, Inc. *	21,844	928,807
Westlake Corp.	11,762	1,733,248
		17,996,595
Construction & Materials — 2.2%
A O Smith Corp.	18,383	1,522,848
Builders FirstSource, Inc. *	8,503	1,554,519
Carrier Global Corp.	5,812	357,380
Eagle Materials, Inc.	3,047	763,913
Fortune Brands Innovations, Inc.	7,353	537,504
Louisiana-Pacific Corp.	3,533	258,580
Masco Corp.	17,761	1,215,740
Owens Corning	6,766	1,138,109
Quanta Services, Inc.	7,059	1,825,175
		9,173,768
Consumer Services — 0.6%
Grand Canyon Education, Inc. *	2,328	302,687
H&R Block, Inc.	35,158	1,660,512
Service Corp. International	10,694	766,867
		2,730,066
Electricity — 7.2%
Brookfield Renewable Corp.	8,662	201,305
Clearway Energy, Inc., Class C	8,502	198,777
CMS Energy Corp.	19,429	1,177,592
Consolidated Edison, Inc.	17,432	1,645,581
Constellation Energy Corp.	10,001	1,859,586
Dominion Energy, Inc.	28,470	1,451,401
DTE Energy Co.	11,795	1,301,224
Edison International	24,038	1,708,140
Entergy Corp.	15,578	1,661,705
Evergy, Inc.	26,670	1,398,842
Exelon Corp.	39,072	1,468,326
FirstEnergy Corp.	40,209	1,541,613
Hawaiian Electric Industries, Inc.	80,332	791,270
IDACORP, Inc.	6,937	657,489
OGE Energy Corp.	41,835	1,449,583
PG&E Corp.	90,540	1,549,139
Pinnacle West Capital Corp.	21,310	1,569,482
PPL Corp.	58,203	1,598,254
Public Service Enterprise Group, Inc.	27,317	1,887,058
Southern Co. (The)	22,350	1,642,725
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Vistra Corp.	31,198	2,366,056
Xcel Energy, Inc.	26,084	1,401,493
		30,526,641
Electronic & Electrical Equipment — 0.6%
AMETEK, Inc.	6,274	1,095,817
Hubbell, Inc.	3,491	1,293,485
Veralto Corp.	1,835	171,903
		2,561,205
Finance & Credit Services — 0.9%
Ally Financial, Inc.	29,795	1,142,638
MGIC Investment Corp.	66,155	1,341,624
OneMain Holdings, Inc.	17,674	920,992
SLM Corp.	18,232	386,336
		3,791,590
Food Producers — 5.2%
Bunge Global SA	18,260	1,858,138
Campbell Soup Co.	39,270	1,795,032
Conagra Brands, Inc.	46,757	1,439,181
Flowers Foods, Inc.	36,695	915,173
General Mills, Inc.	24,372	1,717,251
Hormel Foods Corp.	38,663	1,374,856
Ingredion, Inc.	14,516	1,663,388
J M Smucker Co. (The)	10,941	1,256,574
Kellanova	31,009	1,794,181
Kraft Heinz Co. (The)	48,399	1,868,685
Lamb Weston Holdings, Inc.	15,803	1,317,022
Mondelez International, Inc., Class A	23,493	1,690,086
Pilgrim's Pride Corp. *	4,113	148,150
Post Holdings, Inc. *	16,304	1,730,670
US Foods Holding Corp. *	33,609	1,688,852
		22,257,239
Gas, Water & Multi-utilities — 3.0%
Ameren Corp.	16,884	1,247,221
Atmos Energy Corp.	14,866	1,752,701
CenterPoint Energy, Inc.	52,686	1,535,270
Duke Energy Corp.	14,035	1,379,079
National Fuel Gas Co.	23,530	1,249,443
NiSource, Inc.	56,437	1,572,335
Sempra	20,096	1,439,477
UGI Corp.	42,008	1,073,724
WEC Energy Group, Inc.	17,356	1,434,300
		12,683,550
INVESTMENTS	SHARES	VALUE ($)

General Industrials — 2.0%
Carlisle Cos., Inc.	1,656	642,942
Eaton Corp. plc	5,790	1,842,725
Illinois Tool Works, Inc.	5,782	1,411,444
ITT, Inc.	6,874	889,083
Packaging Corp. of America	6,030	1,043,069
Parker-Hannifin Corp.	2,514	1,369,904
RPM International, Inc.	10,204	1,090,910
Sonoco Products Co.	882	49,436
		8,339,513
Health Care Providers — 2.6%
Chemed Corp.	1,359	771,912
Cigna Group (The)	4,888	1,745,211
DaVita, Inc. *	11,495	1,597,920
Elevance Health, Inc.	3,098	1,637,541
HCA Healthcare, Inc.	5,450	1,688,519
Humana, Inc.	613	185,181
Molina Healthcare, Inc. *	2,088	714,305
UnitedHealth Group, Inc.	2,928	1,416,274
Universal Health Services, Inc., Class B	8,680	1,479,332
		11,236,195
Household Goods & Home Construction — 2.0%
DR Horton, Inc.	11,114	1,583,634
Leggett & Platt, Inc.	12,808	231,440
Lennar Corp., Class A	10,529	1,596,407
NVR, Inc. *	222	1,651,425
PulteGroup, Inc.	15,288	1,703,389
Toll Brothers, Inc.	14,543	1,732,217
		8,498,512
Industrial Engineering — 0.7%
Caterpillar, Inc.	3,092	1,034,490
Cummins, Inc.	5,203	1,469,796
Otis Worldwide Corp.	3,188	290,746
		2,795,032
Industrial Materials — 0.2%
International Paper Co.	27,277	953,058
Industrial Metals & Mining — 2.9%
Cleveland-Cliffs, Inc. *	53,197	899,029
Fastenal Co.	21,850	1,484,489
Freeport-McMoRan, Inc.	23,112	1,154,213
Nucor Corp.	8,515	1,435,033
Reliance, Inc.	5,311	1,512,148
Southern Copper Corp. (Mexico)	16,757	1,955,039
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	161

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Steel Dynamics, Inc.	11,603	1,509,783
Timken Co. (The)	11,023	983,472
United States Steel Corp.	35,869	1,309,219
		12,242,425
Industrial Support Services — 2.6%
Accenture plc, Class A	4,463	1,342,961
Booz Allen Hamilton Holding Corp.	9,786	1,445,099
Capital One Financial Corp.	11,419	1,637,827
Core & Main, Inc., Class A *	17,261	974,729
MSC Industrial Direct Co., Inc., Class A	12,328	1,124,807
Robert Half, Inc.	12,962	896,193
Synchrony Financial	35,729	1,571,361
Western Union Co. (The)	49,023	658,869
WW Grainger, Inc.	1,733	1,596,699
		11,248,545
Industrial Transportation — 1.1%
Allison Transmission Holdings, Inc.	15,670	1,152,528
CSX Corp.	17,102	568,128
Landstar System, Inc.	1,082	188,712
Norfolk Southern Corp.	3,081	709,616
PACCAR, Inc.	2,318	245,963
Ryder System, Inc.	4,642	565,628
Schneider National, Inc., Class B	88	1,820
Union Pacific Corp.	5,340	1,266,434
		4,698,829
Investment Banking & Brokerage Services — 1.7%
Ameriprise Financial, Inc.	2,371	976,354
Apollo Global Management, Inc.	6,474	701,652
Berkshire Hathaway, Inc., Class B *	4,177	1,657,141
Cboe Global Markets, Inc.	6,350	1,150,303
Jefferies Financial Group, Inc.	18,510	797,041
State Street Corp.	6,016	436,100
Virtu Financial, Inc., Class A	19,369	420,307
XP, Inc., Class A (Brazil)	43,915	898,940
		7,037,838
Leisure Goods — 0.5%
Electronic Arts, Inc.	5,433	689,013
Garmin Ltd.	9,927	1,434,154
Harley-Davidson, Inc.	3,452	118,714
		2,241,881
Life Insurance — 1.0%
Aflac, Inc.	17,046	1,425,898
INVESTMENTS	SHARES	VALUE ($)

Life Insurance — continued
Globe Life, Inc.	4,152	316,258
Principal Financial Group, Inc.	5,380	425,773
Prudential Financial, Inc.	3,278	362,153
Unum Group	31,253	1,584,527
		4,114,609
Media — 0.5%
Interpublic Group of Cos., Inc. (The)	22,035	670,745
Nexstar Media Group, Inc.	9,161	1,466,310
		2,137,055
Medical Equipment & Services — 3.6%
Abbott Laboratories	13,956	1,478,917
Becton Dickinson & Co.	4,032	945,907
Danaher Corp.	5,651	1,393,650
GE HealthCare Technologies, Inc.	12,775	973,966
Hologic, Inc. *	17,656	1,337,795
Laboratory Corp. of America Holdings	5,776	1,163,113
Medtronic plc	13,484	1,081,956
Quest Diagnostics, Inc.	10,721	1,481,428
QuidelOrtho Corp. *	637	25,830
Revvity, Inc.	9,221	944,876
STERIS plc	5,517	1,128,558
Stryker Corp.	3,663	1,232,600
Thermo Fisher Scientific, Inc.	1,420	807,582
West Pharmaceutical Services, Inc.	3,835	1,370,936
		15,367,114
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	136,202	1,514,566
Starwood Property Trust, Inc.	42,508	806,377
		2,320,943
Non-life Insurance — 3.1%
American Financial Group, Inc.	1,969	251,540
Arch Capital Group Ltd. *	14,373	1,344,450
Assured Guaranty Ltd.	2,373	182,009
Chubb Ltd.	4,593	1,142,004
Everest Group Ltd.	3,535	1,295,259
Fidelity National Financial, Inc.	27,179	1,345,360
Hartford Financial Services Group, Inc. (The)	18,001	1,744,117
Marsh & McLennan Cos., Inc.	7,720	1,539,600
Old Republic International Corp.	36,743	1,097,146
Progressive Corp. (The)	9,051	1,884,871
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Reinsurance Group of America, Inc.	3,470	648,855
WR Berkley Corp.	6,308	485,527
		12,960,738
Non-Renewable Energy — 6.8%
Antero Midstream Corp.	117,012	1,619,446
Cheniere Energy, Inc.	7,688	1,213,320
Chesapeake Energy Corp.	5,566	500,272
Chevron Corp.	9,640	1,554,643
ConocoPhillips	10,939	1,374,157
Coterra Energy, Inc.	60,001	1,641,627
Diamondback Energy, Inc.	7,624	1,533,415
DT Midstream, Inc.	1,171	72,836
EOG Resources, Inc.	10,076	1,331,342
EQT Corp.	35,863	1,437,748
Exxon Mobil Corp.	13,823	1,634,846
HF Sinclair Corp.	23,461	1,272,759
Kinder Morgan, Inc.	73,035	1,335,080
Marathon Oil Corp.	48,266	1,295,942
Marathon Petroleum Corp.	9,816	1,783,764
Occidental Petroleum Corp.	8,180	541,025
Phillips 66	11,791	1,688,589
Pioneer Natural Resources Co.	6,608	1,779,667
Range Resources Corp.	7,461	267,924
Targa Resources Corp.	17,115	1,952,137
Valero Energy Corp.	10,511	1,680,394
Williams Cos., Inc. (The)	35,033	1,343,866
		28,854,799
Personal Care, Drug & Grocery Stores — 5.9%
Albertsons Cos., Inc., Class A	73,455	1,498,482
Casey's General Stores, Inc.	5,540	1,770,473
Cencora, Inc.	7,173	1,714,706
Church & Dwight Co., Inc.	16,954	1,829,167
Clorox Co. (The)	11,295	1,670,192
Colgate-Palmolive Co.	19,657	1,806,871
CVS Health Corp.	17,386	1,177,206
GCI Liberty Inc. ‡ *	2,678	—
Grocery Outlet Holding Corp. *	19,250	499,922
Kenvue, Inc.	77,436	1,457,345
Kimberly-Clark Corp.	13,834	1,888,756
Kroger Co. (The)	34,586	1,915,373
McKesson Corp.	3,234	1,737,337
Olaplex Holdings, Inc. *	49,548	68,872
Performance Food Group Co. *	22,144	1,503,135
INVESTMENTS	SHARES	VALUE ($)

Personal Care, Drug & Grocery Stores — continued
Procter & Gamble Co. (The)	10,704	1,746,893
Spectrum Brands Holdings, Inc.	12,925	1,058,170
Sysco Corp.	21,263	1,580,266
		24,923,166
Personal Goods — 0.1%
Carter's, Inc.	2,063	141,130
NIKE, Inc., Class B	3,849	355,109
		496,239
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.4%
AbbVie, Inc.	9,503	1,545,568
Amgen, Inc.	5,689	1,558,445
Bristol-Myers Squibb Co.	20,689	909,075
Cardinal Health, Inc.	14,636	1,508,094
Eli Lilly & Co.	2,173	1,697,330
Fortrea Holdings, Inc. *	5,653	206,843
Gilead Sciences, Inc.	18,902	1,232,410
Medpace Holdings, Inc. *	2,750	1,067,963
Merck & Co., Inc.	13,392	1,730,514
Pfizer, Inc.	34,589	886,170
Regeneron Pharmaceuticals, Inc. *	1,730	1,540,842
United Therapeutics Corp. *	5,249	1,229,998
Vertex Pharmaceuticals, Inc. *	3,928	1,542,958
Viatris, Inc.	83,411	965,065
Zoetis, Inc.	7,968	1,268,824
		18,890,099
Precious Metals & Mining — 0.2%
Newmont Corp.	20,225	821,944
Real Estate Investment & Services — 1.0%
CBRE Group, Inc., Class A *	1,844	160,225
CoStar Group, Inc. *	18,385	1,682,779
Jones Lang LaSalle, Inc. *	6,647	1,201,113
Zillow Group, Inc., Class C *	23,564	1,003,120
		4,047,237
Real Estate Investment Trusts — 8.1%
AvalonBay Communities, Inc.	7,158	1,356,942
Brixmor Property Group, Inc.	59,570	1,316,497
Camden Property Trust	7,248	722,481
Crown Castle, Inc.	7,685	720,699
CubeSmart	38,950	1,575,138
EastGroup Properties, Inc.	1,759	273,278
EPR Properties	15,430	626,304
Equinix, Inc.	1,799	1,279,287
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	163

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Essex Property Trust, Inc.	3,926	966,777
First Industrial Realty Trust, Inc.	14,655	665,630
Gaming and Leisure Properties, Inc.	33,530	1,432,737
Highwoods Properties, Inc.	16,000	419,200
Host Hotels & Resorts, Inc.	81,157	1,531,433
Iron Mountain, Inc.	20,983	1,626,602
Kilroy Realty Corp.	10,720	362,336
Kimco Realty Corp.	64,632	1,204,094
Lamar Advertising Co., Class A	15,113	1,750,841
Mid-America Apartment Communities, Inc.	6,715	872,950
NET Lease Office Properties	1,284	29,352
NNN REIT, Inc.	20,061	813,072
Omega Healthcare Investors, Inc.	49,822	1,515,087
Park Hotels & Resorts, Inc.	47,533	766,707
Prologis, Inc.	12,323	1,257,562
Public Storage	5,286	1,371,453
Regency Centers Corp.	18,258	1,081,239
Simon Property Group, Inc.	11,302	1,588,270
STAG Industrial, Inc.	30,807	1,059,453
Ventas, Inc.	19,451	861,290
VICI Properties, Inc.	51,358	1,466,271
Welltower, Inc.	15,420	1,469,218
Weyerhaeuser Co.	48,704	1,469,400
WP Carey, Inc.	19,022	1,043,166
		34,494,766
Retailers — 4.1%
AutoZone, Inc. *	562	1,661,497
Best Buy Co., Inc.	12,799	942,519
Dick's Sporting Goods, Inc.	9,381	1,885,018
Kohl's Corp.	1,996	47,784
Lowe's Cos., Inc.	6,599	1,504,506
Macy's, Inc.	51,169	943,045
O'Reilly Automotive, Inc. *	1,566	1,586,765
Penske Automotive Group, Inc.	9,020	1,379,248
Ross Stores, Inc.	8,526	1,104,543
Target Corp.	6,788	1,092,732
TJX Cos., Inc. (The)	14,850	1,397,237
Tractor Supply Co.	6,695	1,828,271
Williams-Sonoma, Inc.	7,185	2,060,514
		17,433,679
Software & Computer Services — 3.7%
Adobe, Inc. *	532	246,225
Alphabet, Inc., Class A *	3,059	497,944
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Amdocs Ltd.	12,932	1,086,159
CACI International, Inc., Class A *	1,314	528,530
Cadence Design Systems, Inc. *	5,393	1,486,473
Cognizant Technology Solutions Corp., Class A	21,629	1,420,593
Dolby Laboratories, Inc., Class A	3,744	290,759
Gartner, Inc. *	3,003	1,239,008
Hewlett Packard Enterprise Co.	79,549	1,352,333
International Business Machines Corp.	2,504	416,165
Intuit, Inc.	2,551	1,595,957
Meta Platforms, Inc., Class A	4,767	2,050,620
Microsoft Corp.	4,091	1,592,749
Oracle Corp.	12,908	1,468,285
Science Applications International Corp.	2,736	352,123
SS&C Technologies Holdings, Inc.	2,671	165,308
		15,789,231
Technology Hardware & Equipment — 3.7%
Amphenol Corp., Class A	15,345	1,853,216
Analog Devices, Inc.	8,341	1,673,288
Apple, Inc.	8,399	1,430,602
Applied Materials, Inc.	8,086	1,606,284
Broadcom, Inc.	1,214	1,578,528
KLA Corp.	2,369	1,632,928
Lam Research Corp.	1,732	1,549,118
NetApp, Inc.	12,902	1,318,713
NVIDIA Corp.	2,066	1,785,065
Skyworks Solutions, Inc.	8,454	901,112
TD SYNNEX Corp.	4,230	498,463
		15,827,317
Telecommunications Equipment — 1.7%
Arista Networks, Inc. *	5,909	1,516,013
Ciena Corp. *	19,854	917,850
Cisco Systems, Inc.	32,924	1,546,769
Juniper Networks, Inc.	45,497	1,584,206
Motorola Solutions, Inc.	4,826	1,636,738
Ubiquiti, Inc.	1,663	178,906
		7,380,482
Telecommunications Service Providers — 2.7%
AT&T, Inc.	88,199	1,489,681
Cable One, Inc.	1,944	765,644
Charter Communications, Inc., Class A *	4,063	1,039,884
Comcast Corp., Class A	39,595	1,508,966
Frontier Communications Parent, Inc. *	62,749	1,452,012
Iridium Communications, Inc.	10,423	320,924
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Liberty Broadband Corp., Class C *	11,890	591,290
Roku, Inc. *	15,150	873,549
T-Mobile US, Inc.	10,475	1,719,681
Verizon Communications, Inc.	41,343	1,632,635
		11,394,266
Tobacco — 0.9%
Altria Group, Inc.	41,611	1,822,978
Philip Morris International, Inc.	18,928	1,797,024
		3,620,002
Travel & Leisure — 0.5%
Booking Holdings, Inc.	172	593,749
Darden Restaurants, Inc.	6,956	1,067,120
Travel + Leisure Co.	5,555	241,865
		1,902,734
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	9,239	1,750,329
Republic Services, Inc.	9,259	1,774,950
Waste Management, Inc.	8,262	1,718,661
		5,243,940
Total Common Stocks (Cost $366,431,680)		423,487,108
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)(Cost $905,882)	905,882	905,882
Total Investments — 99.9% (Cost $367,337,562)		424,392,990
Assets in Excess of Other Liabilities — 0.1%		479,302
NET ASSETS — 100.0%		424,872,292

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/21/2024	USD	1,012,950	(17,759)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	165

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.1%
Textron, Inc.	6,036	510,585
Automobiles & Parts — 0.6%
BorgWarner, Inc.	14,426	472,740
Gentex Corp.	39,748	1,363,357
LKQ Corp.	4,403	189,901
Phinia, Inc.	2,878	112,242
		2,138,240
Banks — 2.3%
Citizens Financial Group, Inc.	8,943	305,046
Comerica, Inc.	3,986	199,978
Discover Financial Services	7,344	930,705
Fifth Third Bancorp	15,134	551,786
First Citizens BancShares, Inc., Class A	924	1,558,566
FNB Corp.	15,874	211,759
Huntington Bancshares, Inc.	84,321	1,135,804
KeyCorp	18,591	269,384
M&T Bank Corp.	5,621	811,616
New York Community Bancorp, Inc. (a)	184,594	489,174
Popular, Inc. (Puerto Rico)	11,970	1,017,330
Prosperity Bancshares, Inc.	3,111	192,789
Regions Financial Corp.	24,539	472,866
Zions Bancorp NA	5,821	237,380
		8,384,183
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A *	1,185	329,916
Celsius Holdings, Inc. *	18,262	1,301,533
Molson Coors Beverage Co., Class B	23,317	1,335,131
		2,966,580
Chemicals — 4.6%
Ashland, Inc.	7,330	698,769
Celanese Corp.	9,433	1,449,003
CF Industries Holdings, Inc.	17,554	1,386,239
Chemours Co. (The)	16,121	431,237
Eastman Chemical Co.	16,629	1,570,443
Element Solutions, Inc.	64,012	1,480,598
Huntsman Corp.	45,464	1,084,771
LyondellBasell Industries NV, Class A	14,563	1,455,863
Mosaic Co. (The)	34,344	1,078,058
NewMarket Corp.	2,201	1,159,751
Olin Corp.	25,803	1,348,981
Scotts Miracle-Gro Co. (The) (a)	3,812	261,275
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
Valvoline, Inc. *	33,839	1,438,834
Westlake Corp.	10,540	1,553,174
		16,396,996
Construction & Materials — 2.6%
A O Smith Corp.	15,137	1,253,949
Builders FirstSource, Inc. *	7,246	1,324,714
Eagle Materials, Inc.	2,639	661,624
Fortune Brands Innovations, Inc.	17,367	1,269,528
Louisiana-Pacific Corp.	5,600	409,864
Masco Corp.	16,325	1,117,446
Owens Corning	9,627	1,619,357
Quanta Services, Inc.	6,011	1,554,204
		9,210,686
Consumer Services — 0.5%
H&R Block, Inc.	24,167	1,141,408
Service Corp. International	7,530	539,976
		1,681,384
Electricity — 7.3%
Alliant Energy Corp.	19,416	966,917
Brookfield Renewable Corp.	26,597	618,114
Clearway Energy, Inc., Class C	12,265	286,756
CMS Energy Corp.	22,535	1,365,846
Consolidated Edison, Inc.	15,096	1,425,062
Constellation Energy Corp.	8,589	1,597,039
DTE Energy Co.	10,719	1,182,520
Edison International	20,586	1,462,841
Entergy Corp.	14,416	1,537,755
Evergy, Inc.	26,443	1,386,935
FirstEnergy Corp.	35,421	1,358,041
Hawaiian Electric Industries, Inc.	107,146	1,055,388
IDACORP, Inc.	8,750	829,325
NRG Energy, Inc.	12,630	917,822
OGE Energy Corp.	38,335	1,328,308
PG&E Corp.	78,350	1,340,568
Pinnacle West Capital Corp. (a)	18,158	1,337,337
PPL Corp.	51,760	1,421,330
Public Service Enterprise Group, Inc.	23,271	1,607,561
Vistra Corp.	26,755	2,029,099
Xcel Energy, Inc.	21,785	1,170,508
		26,225,072
Electronic & Electrical Equipment — 1.3%
AMETEK, Inc.	8,018	1,400,424
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Crane Co.	1,082	151,491
Crane NXT Co.	6,839	415,880
Hubbell, Inc.	3,762	1,393,896
IDEX Corp.	735	162,038
Keysight Technologies, Inc. *	4,216	623,715
nVent Electric plc	9,278	668,665
		4,816,109
Finance & Credit Services — 1.1%
Ally Financial, Inc.	12,391	475,195
MGIC Investment Corp.	73,072	1,481,900
OneMain Holdings, Inc.	30,371	1,582,633
SLM Corp.	26,275	556,767
		4,096,495
Food Producers — 4.8%
Bunge Global SA	15,554	1,582,775
Campbell Soup Co.	33,264	1,520,497
Conagra Brands, Inc.	48,087	1,480,118
Flowers Foods, Inc.	37,488	934,951
Hormel Foods Corp.	34,673	1,232,972
Ingredion, Inc.	12,358	1,416,103
J M Smucker Co. (The)	11,820	1,357,527
Kellanova	26,414	1,528,314
Lamb Weston Holdings, Inc.	13,191	1,099,338
McCormick & Co., Inc. (Non-Voting)	15,685	1,193,001
Pilgrim's Pride Corp. *	22,039	793,845
Post Holdings, Inc. *	13,881	1,473,468
US Foods Holding Corp. *	28,862	1,450,315
WK Kellogg Co.	6,190	144,475
		17,207,699
Gas, Water & Multi-utilities — 2.5%
Ameren Corp.	17,175	1,268,717
Atmos Energy Corp.	12,848	1,514,779
CenterPoint Energy, Inc.	47,291	1,378,060
National Fuel Gas Co.	24,014	1,275,143
NiSource, Inc.	51,659	1,439,220
UGI Corp. (a)	40,456	1,034,055
WEC Energy Group, Inc.	15,193	1,255,550
		9,165,524
General Industrials — 1.8%
AptarGroup, Inc.	258	37,250
Carlisle Cos., Inc.	1,287	499,678
ITT, Inc.	4,209	544,392
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
Packaging Corp. of America	7,275	1,258,429
Parker-Hannifin Corp.	2,696	1,469,077
RPM International, Inc.	12,727	1,360,644
Silgan Holdings, Inc.	7,097	331,146
Sonoco Products Co.	10,614	594,915
WestRock Co.	6,119	293,467
		6,388,998
Health Care Providers — 3.6%
Acadia Healthcare Co., Inc. *	16,652	1,231,249
Chemed Corp.	2,379	1,351,272
DaVita, Inc. *	11,209	1,558,163
Encompass Health Corp.	19,534	1,628,745
IQVIA Holdings, Inc. *	5,503	1,275,430
Molina Healthcare, Inc. *	3,741	1,279,796
Premier, Inc., Class A (a)	25,347	529,245
Tenet Healthcare Corp. *	15,485	1,738,811
Universal Health Services, Inc., Class B	8,296	1,413,887
Veeva Systems, Inc., Class A *	5,453	1,082,748
		13,089,346
Household Goods & Home Construction — 1.9%
DR Horton, Inc.	8,540	1,216,865
Leggett & Platt, Inc.	12,686	229,236
Lennar Corp., Class A	8,968	1,359,728
NVR, Inc. *	168	1,249,727
PulteGroup, Inc.	13,127	1,462,610
Toll Brothers, Inc.	12,385	1,475,177
		6,993,343
Industrial Engineering — 1.5%
Cummins, Inc.	4,918	1,389,286
Graco, Inc.	15,860	1,271,972
Lincoln Electric Holdings, Inc.	5,208	1,143,312
Nordson Corp.	907	234,178
Snap-on, Inc.	4,825	1,292,907
		5,331,655
Industrial Materials — 0.8%
Avery Dennison Corp.	6,190	1,344,963
Hexcel Corp.	3,075	197,446
International Paper Co.	41,322	1,443,791
		2,986,200
Industrial Metals & Mining — 2.6%
Cleveland-Cliffs, Inc. *	69,009	1,166,252
Fastenal Co.	19,873	1,350,172
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	167

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Nucor Corp.	7,595	1,279,985
RBC Bearings, Inc. *	1,493	365,113
Reliance, Inc.	4,521	1,287,219
Steel Dynamics, Inc.	10,827	1,408,809
Timken Co. (The)	17,121	1,527,536
United States Steel Corp.	30,537	1,114,601
		9,499,687
Industrial Support Services — 2.0%
ADT, Inc.	14,393	93,555
Booz Allen Hamilton Holding Corp.	3,728	550,514
Core & Main, Inc., Class A *	24,258	1,369,849
MSC Industrial Direct Co., Inc., Class A	13,835	1,262,305
Paychex, Inc.	7,784	924,817
Robert Half, Inc.	3,827	264,599
Synchrony Financial	27,188	1,195,728
Western Union Co. (The)	12,773	171,669
WW Grainger, Inc.	1,478	1,361,755
		7,194,791
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	19,201	1,412,234
Expeditors International of Washington, Inc.	7,808	869,109
Landstar System, Inc.	6,713	1,170,814
Old Dominion Freight Line, Inc.	6,196	1,125,875
PACCAR, Inc.	5,268	558,987
Ryder System, Inc.	6,298	767,411
		5,904,430
Investment Banking & Brokerage Services — 1.7%
Ameriprise Financial, Inc.	3,531	1,454,030
Apollo Global Management, Inc.	2,665	288,833
Cboe Global Markets, Inc.	7,743	1,402,644
Jefferies Financial Group, Inc.	34,926	1,503,914
Virtu Financial, Inc., Class A	5,666	122,952
XP, Inc., Class A (Brazil)	60,574	1,239,950
		6,012,323
Leisure Goods — 0.8%
Garmin Ltd.	9,011	1,301,819
Harley-Davidson, Inc.	2,361	81,195
Polaris, Inc.	4,521	385,008
Pool Corp.	1,381	500,654
Thor Industries, Inc.	4,607	458,028
		2,726,704
INVESTMENTS	SHARES	VALUE ($)

Life Insurance — 1.0%
Aflac, Inc.	16,528	1,382,567
Primerica, Inc.	3,021	640,029
Principal Financial Group, Inc.	2,133	168,806
Unum Group	28,524	1,446,167
		3,637,569
Media — 0.8%
Interpublic Group of Cos., Inc. (The)	3,228	98,260
Liberty Media Corp-Liberty Live, Class A *	3,443	123,466
Liberty Media Corp-Liberty SiriusXM, Class A *	13,503	324,882
Nexstar Media Group, Inc.	7,910	1,266,075
Omnicom Group, Inc.	10,807	1,003,322
		2,816,005
Medical Equipment & Services — 4.7%
Agilent Technologies, Inc.	8,973	1,229,660
Bio-Techne Corp.	3,238	204,674
Bruker Corp.	14,965	1,167,420
Cooper Cos., Inc. (The)	8,931	795,395
Dentsply Sirona, Inc.	19,959	598,969
Envista Holdings Corp. *	8,645	170,134
Henry Schein, Inc. *	17,440	1,208,243
Hologic, Inc. *	17,564	1,330,824
ICON plc *	3,730	1,111,092
Integra LifeSciences Holdings Corp. *	5,029	146,696
Laboratory Corp. of America Holdings	5,259	1,059,005
QIAGEN NV *	24,209	1,024,763
Quest Diagnostics, Inc.	9,993	1,380,833
QuidelOrtho Corp. *	11,078	449,213
ResMed, Inc.	5,440	1,164,106
Revvity, Inc.	8,771	898,764
STERIS plc	5,985	1,224,292
Teleflex, Inc.	1,896	395,790
West Pharmaceutical Services, Inc.	3,420	1,222,582
		16,782,455
Mortgage Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	11,159	209,119
Rithm Capital Corp.	131,906	1,466,795
Starwood Property Trust, Inc. (a)	46,641	884,780
		2,560,694
Non-life Insurance — 3.3%
American Financial Group, Inc.	5,425	693,044
Arch Capital Group Ltd. *	4,054	379,211
Arthur J Gallagher & Co.	5,499	1,290,560
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Assured Guaranty Ltd.	10,674	818,696
Axis Capital Holdings Ltd.	6,799	416,983
Brown & Brown, Inc.	6,523	531,885
CNA Financial Corp.	224	9,843
Everest Group Ltd.	3,321	1,216,848
Fidelity National Financial, Inc.	11,818	584,991
First American Financial Corp.	6,353	340,330
Hartford Financial Services Group, Inc. (The)	15,456	1,497,532
Loews Corp.	12,234	919,385
Old Republic International Corp.	45,863	1,369,469
Reinsurance Group of America, Inc.	7,076	1,323,141
White Mountains Insurance Group Ltd.	275	488,988
		11,880,906
Non-Renewable Energy — 7.6%
Antero Midstream Corp.	101,505	1,404,829
Antero Resources Corp. *	37,531	1,276,429
APA Corp.	20,852	655,587
Baker Hughes Co.	16,048	523,486
Cheniere Energy, Inc.	6,816	1,075,701
Chesapeake Energy Corp. (a)	13,116	1,178,866
Coterra Energy, Inc.	48,992	1,340,421
Devon Energy Corp.	19,988	1,022,986
Diamondback Energy, Inc.	7,818	1,572,434
DT Midstream, Inc.	13,629	847,724
EQT Corp.	31,523	1,263,757
Halliburton Co.	29,913	1,120,840
Hess Corp.	7,288	1,147,787
HF Sinclair Corp.	23,646	1,282,796
Marathon Oil Corp.	42,177	1,132,453
ONEOK, Inc.	19,434	1,537,618
Ovintiv, Inc.	21,552	1,106,049
Phillips 66	10,120	1,449,285
Range Resources Corp.	33,797	1,213,650
Southwestern Energy Co. *	155,622	1,165,609
Targa Resources Corp.	14,695	1,676,112
Texas Pacific Land Corp.	1,527	880,010
Williams Cos., Inc. (The)	36,361	1,394,808
		27,269,237
Personal Care, Drug & Grocery Stores — 3.7%
Albertsons Cos., Inc., Class A	61,836	1,261,454
Casey's General Stores, Inc.	4,718	1,507,778
Cencora, Inc.	6,112	1,461,074
Church & Dwight Co., Inc.	14,566	1,571,526
INVESTMENTS	SHARES	VALUE ($)

Personal Care, Drug & Grocery Stores — continued
Clorox Co. (The)	9,525	1,408,462
GCI Liberty Inc. ‡ *	7,824	—
Grocery Outlet Holding Corp. *	34,562	897,575
Kroger Co. (The)	29,460	1,631,495
Olaplex Holdings, Inc. *	90,459	125,738
Performance Food Group Co. *	18,856	1,279,945
Reynolds Consumer Products, Inc.	24,506	701,607
Spectrum Brands Holdings, Inc.	18,237	1,493,063
		13,339,717
Personal Goods — 1.0%
Carter's, Inc.	2,931	200,509
Crocs, Inc. *	8,335	1,036,624
Deckers Outdoor Corp. *	1,289	1,055,008
Tapestry, Inc.	29,764	1,188,179
		3,480,320
Pharmaceuticals, Biotechnology & Marijuana Producers — 2.8%
Biogen, Inc. *	1,065	228,783
Cardinal Health, Inc.	12,640	1,302,426
Exelixis, Inc. *	45,968	1,078,409
Fortrea Holdings, Inc. *	5,323	194,769
Incyte Corp. *	14,969	779,136
Jazz Pharmaceuticals plc *	9,093	1,007,050
Maravai LifeSciences Holdings, Inc., Class A *	19,891	163,106
Medpace Holdings, Inc. *	2,677	1,039,613
Neurocrine Biosciences, Inc. *	5,408	743,816
Royalty Pharma plc, Class A	33,978	941,191
United Therapeutics Corp. *	5,219	1,222,968
Viatris, Inc.	115,037	1,330,978
		10,032,245
Precious Metals & Mining — 0.2%
Royal Gold, Inc.	4,064	488,208
SSR Mining, Inc. (Canada)	46,739	250,521
		738,729
Real Estate Investment & Services — 1.3%
CBRE Group, Inc., Class A *	15,557	1,351,748
CoStar Group, Inc. *	15,720	1,438,851
Jones Lang LaSalle, Inc. *	6,074	1,097,572
Zillow Group, Inc., Class C *	22,973	977,961
		4,866,132
Real Estate Investment Trusts — 9.4%
American Homes 4 Rent, Class A	29,526	1,057,031
AvalonBay Communities, Inc.	8,131	1,541,394
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	169

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Brixmor Property Group, Inc.	63,495	1,403,240
Camden Property Trust	7,176	715,304
Cousins Properties, Inc.	15,583	357,474
CubeSmart	32,737	1,323,884
EastGroup Properties, Inc.	5,836	906,681
EPR Properties	31,465	1,277,164
Equity Residential	9,388	604,587
Essex Property Trust, Inc.	4,636	1,141,615
First Industrial Realty Trust, Inc.	19,143	869,475
Gaming and Leisure Properties, Inc.	28,535	1,219,301
Highwoods Properties, Inc.	32,769	858,548
Host Hotels & Resorts, Inc.	69,132	1,304,521
Iron Mountain, Inc.	18,030	1,397,686
Kilroy Realty Corp.	15,449	522,176
Kimco Realty Corp.	60,252	1,122,495
Lamar Advertising Co., Class A	13,005	1,506,629
Mid-America Apartment Communities, Inc.	6,857	891,410
NET Lease Office Properties	1,276	29,169
NNN REIT, Inc.	23,159	938,634
Omega Healthcare Investors, Inc. (a)	46,722	1,420,816
Park Hotels & Resorts, Inc.	84,437	1,361,969
Rayonier, Inc.	20,920	620,487
Regency Centers Corp.	21,302	1,261,505
Rexford Industrial Realty, Inc.	17,768	760,648
Simon Property Group, Inc.	9,625	1,352,601
STAG Industrial, Inc.	32,460	1,116,299
VICI Properties, Inc.	44,785	1,278,612
Welltower, Inc.	15,108	1,439,490
Weyerhaeuser Co.	41,488	1,251,693
WP Carey, Inc.	17,229	944,838
		33,797,376
Retailers — 2.9%
AutoNation, Inc. *	8,272	1,333,033
Bath & Body Works, Inc.	3,378	153,429
Best Buy Co., Inc.	13,882	1,022,270
Dick's Sporting Goods, Inc.	8,048	1,617,165
Kohl's Corp.	1,487	35,599
Macy's, Inc.	34,707	639,650
Penske Automotive Group, Inc. (a)	8,078	1,235,207
Ross Stores, Inc.	9,676	1,253,526
Tractor Supply Co. (a)	5,739	1,567,206
Williams-Sonoma, Inc.	6,160	1,766,565
		10,623,650
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — 4.4%
Akamai Technologies, Inc. *	5,439	548,958
Amdocs Ltd.	14,080	1,182,579
ANSYS, Inc. *	4,108	1,334,607
AppLovin Corp., Class A *	17,447	1,231,235
CACI International, Inc., Class A *	3,843	1,545,770
Concentrix Corp.	5,696	311,400
Dolby Laboratories, Inc., Class A	11,646	904,428
Gartner, Inc. *	3,042	1,255,099
Gen Digital, Inc.	14,925	300,590
Hewlett Packard Enterprise Co.	64,715	1,100,155
Leidos Holdings, Inc.	10,029	1,406,266
Manhattan Associates, Inc. *	5,643	1,162,797
Paycom Software, Inc.	627	117,864
Science Applications International Corp.	7,867	1,012,483
SS&C Technologies Holdings, Inc.	19,178	1,186,926
Tyler Technologies, Inc. *	2,621	1,209,723
		15,810,880
Technology Hardware & Equipment — 4.3%
Amphenol Corp., Class A	13,181	1,591,869
CDW Corp.	5,855	1,416,090
Cirrus Logic, Inc. *	11,138	986,493
Corning, Inc.	15,362	512,784
HP, Inc.	28,585	802,953
Jabil, Inc.	9,841	1,154,940
Microchip Technology, Inc.	10,587	973,792
Monolithic Power Systems, Inc.	1,948	1,303,855
NetApp, Inc.	12,575	1,285,291
ON Semiconductor Corp. *	13,179	924,639
Qorvo, Inc. *	8,223	960,775
Skyworks Solutions, Inc.	12,157	1,295,815
TD SYNNEX Corp.	8,499	1,001,522
Teradyne, Inc.	10,136	1,179,019
		15,389,837
Telecommunications Equipment — 1.1%
Ciena Corp. *	23,432	1,083,261
Juniper Networks, Inc.	39,031	1,359,059
Lumentum Holdings, Inc. * (a)	19,727	863,254
Ubiquiti, Inc. (a)	1,189	127,913
Viasat, Inc. * (a)	29,168	464,063
		3,897,550
Telecommunications Service Providers — 1.2%
Cable One, Inc.	1,989	783,368
Frontier Communications Parent, Inc. *	58,925	1,363,524
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Iridium Communications, Inc.	22,681	698,348
Liberty Broadband Corp., Class C *	13,972	694,827
Roku, Inc. *	12,101	697,744
		4,237,811
Travel & Leisure — 1.4%
Boyd Gaming Corp.	15,957	853,859
Darden Restaurants, Inc.	6,578	1,009,131
MGM Resorts International *	23,923	943,523
Texas Roadhouse, Inc.	9,235	1,484,803
Travel + Leisure Co.	5,273	229,587
Wendy's Co. (The)	28,801	575,732
		5,096,635
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	7,933	1,502,907
Republic Services, Inc.	7,954	1,524,782
Stericycle, Inc. *	17,945	802,680
		3,830,369
Total Common Stocks (Cost $332,793,444)		359,015,147
Short-Term Investments — 2.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $701,532)	701,532	701,532
INVESTMENTS	SHARES	VALUE ($)

Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.47% (b) (c)	7,101,459	7,102,169
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,470,731	1,470,731
Total Investment of Cash Collateral from Securities Loaned (Cost $8,574,030)		8,572,900
Total Short-Term Investments (Cost $9,275,562)		9,274,432
Total Investments — 102.3% (Cost $342,069,006)		368,289,579
Liabilities in Excess of Other Assets — (2.3)%		(8,281,457)
NET ASSETS — 100.0%		360,008,122

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $8,192,524.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	3	06/21/2024	USD	863,130	(27,576)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	171

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	2,935	466,870
National Presto Industries, Inc.	3,301	270,649
		737,519
Automobiles & Parts — 0.1%
Dorman Products, Inc. *	3,039	265,761
Gentherm, Inc. *	8,469	428,277
		694,038
Banks — 4.9%
1st Source Corp.	5,714	283,414
Ameris Bancorp	21,905	1,040,049
Atlantic Union Bankshares Corp.	13,791	438,140
Axos Financial, Inc. *	16,690	844,681
BancFirst Corp.	5,889	525,122
Bancorp, Inc. (The) *	12,717	380,747
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	31,880	1,083,920
Brookline Bancorp, Inc.	2,226	18,476
Capital City Bank Group, Inc.	2,090	55,427
Cathay General Bancorp	21,134	727,855
City Holding Co. (a)	2,653	268,006
Community Trust Bancorp, Inc.	5,633	236,642
Enterprise Financial Services Corp.	1,589	60,398
First BanCorp (Puerto Rico)	39,495	681,289
First Busey Corp.	10,992	245,561
First Commonwealth Financial Corp.	20,980	276,726
First Financial Bancorp	21,405	473,265
First Financial Corp.	3,048	110,978
First Merchants Corp.	7,132	238,352
Fulton Financial Corp.	38,072	630,092
Hancock Whitney Corp.	13,728	623,114
Hilltop Holdings, Inc.	41,939	1,227,135
Home BancShares, Inc.	40,188	951,652
Hope Bancorp, Inc.	65,220	653,504
International Bancshares Corp.	13,962	776,985
NBT Bancorp, Inc.	17,330	606,723
Northwest Bancshares, Inc.	62,454	662,012
OceanFirst Financial Corp.	37,037	546,666
OFG Bancorp (Puerto Rico)	28,966	1,045,962
Old National Bancorp	74,416	1,230,841
Pathward Financial, Inc.	6,281	316,374
Renasant Corp.	18,179	528,282
Republic Bancorp, Inc., Class A	4,090	207,445
Simmons First National Corp., Class A	33,523	572,908
TrustCo Bank Corp.	10,835	288,428
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
Trustmark Corp.	11,501	340,430
UMB Financial Corp.	4,576	364,524
United Bankshares, Inc.	35,242	1,143,955
Valley National Bancorp	112,525	788,800
WaFd, Inc.	30,128	816,168
WesBanco, Inc.	20,245	546,615
		22,857,663
Beverages — 1.4%
Coca-Cola Consolidated, Inc.	1,773	1,464,498
MGP Ingredients, Inc. (a)	7,062	553,943
National Beverage Corp. * (a)	28,479	1,267,316
Primo Water Corp.	90,843	1,714,207
Vita Coco Co., Inc. (The) *	55,977	1,356,883
		6,356,847
Chemicals — 3.2%
AdvanSix, Inc.	19,707	497,799
American Vanguard Corp.	11,405	129,903
Arcadium Lithium plc (Jersey) * (a)	153,962	677,433
Avient Corp.	31,080	1,318,413
Balchem Corp.	9,389	1,327,417
Cabot Corp.	17,199	1,569,065
Ecovyst, Inc. *	92,355	870,907
Ingevity Corp. *	8,143	416,433
Innospec, Inc.	11,730	1,407,600
Intrepid Potash, Inc. *	11,661	234,619
LSB Industries, Inc. *	92,580	860,994
Orion SA (Germany)	53,938	1,276,173
Quaker Chemical Corp.	5,443	1,015,283
Rayonier Advanced Materials, Inc. *	92,469	344,909
Sensient Technologies Corp.	15,635	1,144,795
Stepan Co.	11,503	954,634
Tronox Holdings plc	72,218	1,226,984
		15,273,361
Construction & Materials — 2.8%
American Woodmark Corp. *	3,152	290,236
Atkore, Inc.	8,517	1,493,030
BlueLinx Holdings, Inc. *	3,921	430,016
Comfort Systems USA, Inc.	4,736	1,465,366
Exponent, Inc.	5,719	525,633
GMS, Inc. *	13,865	1,282,790
Griffon Corp.	12,179	797,968
Installed Building Products, Inc.	6,098	1,437,482
Masonite International Corp. *	6,421	851,104
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Masterbrand, Inc. *	27,971	466,277
Mueller Water Products, Inc., Class A	10,426	165,148
Patrick Industries, Inc.	12,008	1,254,716
Quanex Building Products Corp.	8,255	274,231
Simpson Manufacturing Co., Inc.	7,087	1,232,358
Sterling Infrastructure, Inc. *	13,244	1,345,590
		13,311,945
Consumer Services — 1.2%
Carriage Services, Inc.	4,625	118,308
Cars.com, Inc. *	15,672	261,879
Laureate Education, Inc., Class A	102,270	1,482,915
Perdoceo Education Corp.	67,317	1,231,901
PROG Holdings, Inc.	12,779	424,774
Strategic Education, Inc.	10,011	1,149,663
Upbound Group, Inc.	27,110	840,681
		5,510,121
Electricity — 1.2%
ALLETE, Inc.	24,952	1,477,657
Altus Power, Inc. * (a)	43,289	158,871
MGE Energy, Inc.	12,802	1,002,653
Northwestern Energy Group, Inc.	26,971	1,360,417
NuScale Power Corp. * (a)	21,472	124,538
Portland General Electric Co.	33,092	1,430,567
		5,554,703
Electronic & Electrical Equipment — 1.4%
AZZ, Inc.	9,959	713,363
Badger Meter, Inc.	8,753	1,601,099
Belden, Inc.	9,515	773,284
Encore Wire Corp.	6,089	1,701,023
EnerSys	5,946	537,816
Watts Water Technologies, Inc., Class A	7,054	1,399,937
		6,726,522
Finance & Credit Services — 2.0%
Enact Holdings, Inc.	19,782	588,119
Encore Capital Group, Inc. *	5,460	224,351
Enova International, Inc. *	18,171	1,099,891
Federal Agricultural Mortgage Corp., Class C	3,830	712,878
FirstCash Holdings, Inc.	5,535	625,344
Mr. Cooper Group, Inc. *	20,551	1,586,537
Navient Corp.	76,555	1,149,856
Nelnet, Inc., Class A	3,724	350,726
INVESTMENTS	SHARES	VALUE ($)

Finance & Credit Services — continued
PennyMac Financial Services, Inc.	17,205	1,473,436
Radian Group, Inc.	51,065	1,525,312
		9,336,450
Food Producers — 3.3%
Andersons, Inc. (The)	26,367	1,448,603
B&G Foods, Inc.	94,249	1,046,164
BellRing Brands, Inc. *	24,781	1,367,168
Cal-Maine Foods, Inc.	26,291	1,454,681
Fresh Del Monte Produce, Inc.	41,061	1,049,930
GrowGeneration Corp. *	99,539	297,622
Herbalife Ltd. * (a)	70,285	607,965
J & J Snack Foods Corp.	8,442	1,159,002
John B Sanfilippo & Son, Inc.	11,653	1,161,804
Lancaster Colony Corp.	7,133	1,361,048
Medifast, Inc.	17,387	478,664
Nature's Sunshine Products, Inc. *	12,449	242,133
Simply Good Foods Co. (The) *	36,010	1,312,564
SunOpta, Inc. (Canada) *	9,562	62,631
TreeHouse Foods, Inc. *	12,896	484,245
USANA Health Sciences, Inc. *	12,676	526,308
Utz Brands, Inc.	75,106	1,354,161
		15,414,693
Gas, Water & Multi-utilities — 3.4%
American States Water Co.	8,848	626,792
Aris Water Solutions, Inc., Class A	33,140	464,954
Avista Corp.	39,522	1,422,002
Black Hills Corp.	26,340	1,446,066
Brookfield Infrastructure Corp., Class A (Canada)	35,077	1,068,796
California Water Service Group	19,049	935,687
Chesapeake Utilities Corp.	13,899	1,471,487
Consolidated Water Co. Ltd., Class D	7,141	181,739
Excelerate Energy, Inc., Class A	29,186	492,076
Middlesex Water Co.	7,094	359,808
New Jersey Resources Corp.	32,326	1,412,323
Northwest Natural Holding Co.	31,860	1,215,459
ONE Gas, Inc. (a)	23,097	1,490,218
SJW Group	14,642	797,257
Southwest Gas Holdings, Inc.	14,941	1,114,897
Spire, Inc.	22,390	1,383,478
		15,883,039
General Industrials — 1.5%
Apogee Enterprises, Inc.	10,468	646,713
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	173

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Barnes Group, Inc.	6,292	218,458
CSW Industrials, Inc.	3,802	903,431
Greif, Inc., Class A	14,106	864,416
HB Fuller Co.	18,133	1,354,716
Kronos Worldwide, Inc.	22,366	256,091
Myers Industries, Inc.	12,667	277,407
Otter Tail Corp. (a)	16,407	1,400,502
Standex International Corp.	6,207	1,073,066
TriMas Corp.	4,596	119,450
		7,114,250
Health Care Providers — 2.6%
Addus HomeCare Corp. *	9,495	912,944
Astrana Health, Inc. * (a)	25,536	948,662
CorVel Corp. *	6,118	1,461,284
Ensign Group, Inc. (The)	12,114	1,433,813
Healthcare Services Group, Inc. *	19,763	209,883
HealthEquity, Inc. *	14,506	1,144,669
National HealthCare Corp.	2,921	265,431
Omnicell, Inc. *	9,896	265,312
Option Care Health, Inc. *	42,933	1,283,267
Pennant Group, Inc. (The) *	14,772	308,883
RadNet, Inc. *	17,081	828,429
Select Medical Holdings Corp.	49,045	1,391,407
Surgery Partners, Inc. *	32,317	806,309
TruBridge, Inc. *	12,846	101,483
US Physical Therapy, Inc. (a)	10,115	1,026,774
		12,388,550
Household Goods & Home Construction — 3.5%
Beazer Homes USA, Inc. *	17,768	498,037
Central Garden & Pet Co., Class A *	22,729	805,288
Century Communities, Inc.	6,420	509,234
CompX International, Inc.	3,519	110,813
Ethan Allen Interiors, Inc. (a)	42,173	1,190,966
Green Brick Partners, Inc. *	16,994	919,885
HNI Corp.	23,317	978,148
Hovnanian Enterprises, Inc., Class A *	3,138	463,891
Interface, Inc.	46,948	717,835
KB Home	18,772	1,215,675
La-Z-Boy, Inc.	37,932	1,245,687
M/I Homes, Inc. *	11,206	1,302,361
Meritage Homes Corp.	7,212	1,195,317
MillerKnoll, Inc.	24,586	625,222
Steelcase, Inc., Class A	61,404	738,690
INVESTMENTS	SHARES	VALUE ($)

Household Goods & Home Construction — continued
Taylor Morrison Home Corp. *	25,583	1,432,904
Tri Pointe Homes, Inc. *	28,962	1,067,250
Worthington Enterprises, Inc.	23,281	1,330,742
		16,347,945
Industrial Engineering — 1.0%
Albany International Corp., Class A	6,938	553,305
Columbus McKinnon Corp.	11,932	492,433
Enpro, Inc.	7,275	1,092,196
Franklin Electric Co., Inc.	14,173	1,364,435
Hillenbrand, Inc.	25,369	1,210,609
Tennant Co.	462	53,814
		4,766,792
Industrial Materials — 2.3%
Boise Cascade Co.	12,140	1,605,758
Clearwater Paper Corp. *	24,907	1,121,811
Koppers Holdings, Inc.	25,961	1,331,280
Materion Corp.	10,838	1,245,720
Mativ Holdings, Inc.	59,329	1,083,348
Minerals Technologies, Inc.	19,873	1,448,543
Sylvamo Corp.	23,595	1,474,687
Tredegar Corp.	14,982	95,585
UFP Industries, Inc.	12,312	1,387,562
		10,794,294
Industrial Metals & Mining — 2.9%
Carpenter Technology Corp.	18,688	1,601,562
Commercial Metals Co.	27,557	1,480,913
Constellium SE *	75,494	1,486,477
GrafTech International Ltd. (a)	316,932	545,123
Haynes International, Inc.	14,192	853,649
Kaiser Aluminum Corp.	9,176	830,336
Metallus, Inc. *	55,121	1,133,288
Mueller Industries, Inc.	28,683	1,601,085
Olympic Steel, Inc.	13,130	834,674
Piedmont Lithium, Inc. * (a)	16,886	206,853
Radius Recycling, Inc.	24,173	421,094
Ryerson Holding Corp.	43,344	1,237,471
Uranium Energy Corp. *	59,692	402,921
US Silica Holdings, Inc. *	80,444	1,241,251
		13,876,697
Industrial Support Services — 2.4%
ABM Industries, Inc.	19,342	845,245
Applied Industrial Technologies, Inc.	7,684	1,408,093
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
ASGN, Inc. *	8,443	814,327
CoreCivic, Inc., REIT *	72,617	1,081,993
CRA International, Inc.	6,789	985,016
Cross Country Healthcare, Inc. *	17,557	309,003
Donnelley Financial Solutions, Inc. *	5,755	361,299
DXP Enterprises, Inc. *	1,960	95,570
EVERTEC, Inc. (Puerto Rico)	16,222	608,812
Heidrick & Struggles International, Inc.	8,642	254,766
Insperity, Inc.	6,986	719,069
Korn Ferry	10,418	632,581
Maximus, Inc.	16,396	1,316,271
Pitney Bowes, Inc. (a)	67,102	285,855
Resources Connection, Inc.	9,215	101,826
Target Hospitality Corp. * (a)	18,109	201,463
TriNet Group, Inc.	10,344	1,038,227
TrueBlue, Inc. *	6,349	66,157
UniFirst Corp.	173	27,702
		11,153,275
Industrial Transportation — 3.3%
ArcBest Corp.	10,373	1,150,469
Ardmore Shipping Corp. (Ireland)	42,469	711,356
Costamare, Inc. (Monaco)	30,432	364,575
DHT Holdings, Inc.	122,337	1,397,089
Dorian LPG Ltd. (a)	27,088	1,119,276
Federal Signal Corp.	12,886	1,047,632
FLEX LNG Ltd. (Norway)	13,010	338,390
Forward Air Corp.	9,719	214,012
GATX Corp.	8,056	985,732
Genco Shipping & Trading Ltd.	29,058	620,098
Hub Group, Inc., Class A	6,901	277,558
International Seaways, Inc.	20,683	1,143,563
Matson, Inc.	13,343	1,438,108
McGrath RentCorp (a)	7,083	755,473
Nordic American Tankers Ltd.	73,423	286,350
Scorpio Tankers, Inc. (Monaco)	21,485	1,511,685
Teekay Tankers Ltd., Class A (Canada)	26,870	1,565,715
Tingo Group, Inc. * (a)	827,098	16,459
Wabash National Corp.	24,554	567,443
		15,510,983
Investment Banking & Brokerage Services — 1.2%
Artisan Partners Asset Management, Inc., Class A (a)	32,693	1,338,124
Brightsphere Investment Group, Inc.	27,704	616,137
Cannae Holdings, Inc. *	2,929	56,969
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
Cohen & Steers, Inc.	4,307	296,235
Hamilton Lane, Inc., Class A	7,112	794,553
Moelis & Co., Class A (a)	20,638	1,012,913
StoneX Group, Inc. *	5,197	377,302
Victory Capital Holdings, Inc., Class A	11,512	585,500
Virtus Investment Partners, Inc.	1,743	382,275
WisdomTree, Inc. (a)	44,694	397,777
		5,857,785
Leisure Goods — 0.8%
Camping World Holdings, Inc., Class A (a)	5,748	116,512
LCI Industries	6,022	626,167
Smith & Wesson Brands, Inc.	84,378	1,431,895
Sturm Ruger & Co., Inc.	19,075	881,837
Winnebago Industries, Inc.	13,900	855,962
		3,912,373
Life Insurance — 1.4%
American Equity Investment Life Holding Co.	25,082	1,407,351
CNO Financial Group, Inc.	51,177	1,347,491
Genworth Financial, Inc., Class A *	231,086	1,370,340
Jackson Financial, Inc., Class A	25,995	1,775,978
National Western Life Group, Inc., Class A	1,087	531,347
		6,432,507
Media — 0.4%
Gray Television, Inc.	34,671	199,358
Scholastic Corp.	7,364	262,306
TEGNA, Inc.	87,065	1,187,567
		1,649,231
Medical Equipment & Services — 2.8%
AdaptHealth Corp. *	39,954	393,547
Anika Therapeutics, Inc. *	4,253	110,110
AtriCure, Inc. *	17,565	423,668
Atrion Corp.	425	179,898
Avanos Medical, Inc. *	13,565	245,255
CONMED Corp.	11,061	751,927
Fulgent Genetics, Inc. * (a)	24,243	493,345
Haemonetics Corp. *	12,837	1,180,362
Integer Holdings Corp. *	13,190	1,472,400
Lantheus Holdings, Inc. *	17,263	1,148,680
Merit Medical Systems, Inc. *	17,319	1,283,338
NeoGenomics, Inc. * (a)	45,587	634,571
OraSure Technologies, Inc. *	107,615	569,283
Owens & Minor, Inc. *	42,904	1,061,445
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	175

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Patterson Cos., Inc.	26,181	666,830
STAAR Surgical Co. *	5,549	255,032
Surmodics, Inc. *	2,944	75,631
UFP Technologies, Inc. *	5,485	1,129,581
Varex Imaging Corp. *	40,142	652,308
Zynex, Inc. * (a)	29,585	324,548
		13,051,759
Mortgage Real Estate Investment Trusts — 2.0%
Apollo Commercial Real Estate Finance, Inc. (a)	88,841	855,539
Arbor Realty Trust, Inc. (a)	66,323	850,924
Blackstone Mortgage Trust, Inc., Class A (a)	48,329	852,524
Dynex Capital, Inc.	52,012	606,980
Ellington Financial, Inc. (a)	105,493	1,206,840
KKR Real Estate Finance Trust, Inc.	33,133	311,781
Ladder Capital Corp.	80,472	863,464
MFA Financial, Inc.	98,051	1,038,360
New York Mortgage Trust, Inc.	34,055	233,277
PennyMac Mortgage Investment Trust (a)	68,327	946,329
Ready Capital Corp. (a)	84,623	720,988
Redwood Trust, Inc.	78,580	434,547
TPG RE Finance Trust, Inc.	17,366	127,293
Two Harbors Investment Corp.	40,246	508,307
		9,557,153
Nonequity Investment Instruments — 0.0% ^
OmniAb, Inc. * (a)	10,865	48,241
OmniAb, Inc. ‡ *	1,382	—
		48,241
Non-life Insurance — 1.6%
Employers Holdings, Inc.	18,178	774,201
Enstar Group Ltd. *	3,450	1,001,777
Essent Group Ltd.	27,293	1,445,710
Horace Mann Educators Corp.	5,266	194,105
NMI Holdings, Inc., Class A *	32,740	1,010,356
Safety Insurance Group, Inc.	4,674	371,910
Selective Insurance Group, Inc.	12,815	1,302,645
Stewart Information Services Corp.	23,199	1,438,570
		7,539,274
Non-Renewable Energy — 7.0%
Alpha Metallurgical Resources, Inc. (a)	3,826	1,251,561
Arch Resources, Inc.	6,017	955,379
Archrock, Inc.	79,962	1,534,471
Berry Corp.	64,870	550,746
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
Cactus, Inc., Class A	21,612	1,072,820
California Resources Corp.	18,292	966,915
ChampionX Corp.	33,996	1,141,246
Chord Energy Corp.	7,145	1,264,522
Civitas Resources, Inc.	17,330	1,247,067
CNX Resources Corp. *	60,153	1,414,799
Comstock Resources, Inc. (a)	73,301	737,408
CONSOL Energy, Inc.	11,928	987,161
CVR Energy, Inc. (a)	25,794	783,622
DMC Global, Inc. *	8,618	136,595
DNOW, Inc. *	23,446	330,823
Equitrans Midstream Corp.	92,275	1,248,481
Gulfport Energy Corp. *	5,391	855,606
Helix Energy Solutions Group, Inc. *	110,078	1,182,238
Liberty Energy, Inc.	45,167	993,674
Magnolia Oil & Gas Corp., Class A (a)	48,570	1,217,650
Matador Resources Co.	19,977	1,244,567
MRC Global, Inc. *	16,627	186,721
Newpark Resources, Inc. *	5,912	41,029
Northern Oil & Gas, Inc.	16,629	678,297
Par Pacific Holdings, Inc. *	33,153	1,021,112
Patterson-UTI Energy, Inc.	67,930	735,003
PBF Energy, Inc., Class A	27,196	1,448,731
Permian Resources Corp.	92,030	1,541,502
RPC, Inc.	32,626	218,268
SandRidge Energy, Inc.	39,829	545,657
Select Water Solutions, Inc.	37,219	343,904
SM Energy Co.	27,255	1,321,595
Solaris Oilfield Infrastructure, Inc., Class A	59,294	522,380
SunCoke Energy, Inc.	106,289	1,095,840
Warrior Met Coal, Inc.	23,263	1,590,026
World Kinect Corp.	21,579	507,106
		32,914,522
Personal Care, Drug & Grocery Stores — 2.0%
ACCO Brands Corp.	102,737	495,192
Edgewell Personal Care Co.	37,404	1,407,138
Energizer Holdings, Inc. (a)	44,140	1,267,701
Ingles Markets, Inc., Class A	14,654	1,051,425
Nu Skin Enterprises, Inc., Class A	6,335	74,500
PetMed Express, Inc. (a)	60,897	240,543
SpartanNash Co.	42,087	803,441
Sprouts Farmers Market, Inc. *	23,305	1,538,829
United Natural Foods, Inc. *	53,897	481,300
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
WD-40 Co.	5,480	1,239,192
Weis Markets, Inc.	12,538	791,524
		9,390,785
Personal Goods — 1.1%
elf Beauty, Inc. *	6,864	1,115,606
Inter Parfums, Inc.	4,556	530,227
Movado Group, Inc.	21,073	536,729
Oxford Industries, Inc. (a)	6,247	673,302
Signet Jewelers Ltd.	14,500	1,421,435
Steven Madden Ltd.	22,602	913,347
		5,190,646
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.5%
Alkermes plc *	32,833	805,722
Amphastar Pharmaceuticals, Inc. *	24,122	995,032
ANI Pharmaceuticals, Inc. *	16,274	1,074,084
Arcellx, Inc. *	21,878	1,094,338
Arcturus Therapeutics Holdings, Inc. *	30,388	777,021
Castle Biosciences, Inc. *	15,430	325,419
Catalyst Pharmaceuticals, Inc. *	86,271	1,298,378
Collegium Pharmaceutical, Inc. *	39,372	1,454,008
Corcept Therapeutics, Inc. *	42,643	994,435
Dynavax Technologies Corp. *	84,351	959,071
Eagle Pharmaceuticals, Inc. * (a)	2,367	9,681
Harmony Biosciences Holdings, Inc. * (a)	16,097	497,558
Innoviva, Inc. * (a)	82,887	1,252,423
Ironwood Pharmaceuticals, Inc. *	120,573	934,441
Ligand Pharmaceuticals, Inc. *	13,858	968,536
Mural Oncology plc *	1,765	6,530
Myriad Genetics, Inc. *	18,674	365,450
OmniAb Operations, Inc. ‡ *	1,382	—
Pacira BioSciences, Inc. *	6,489	170,336
PDL BioPharma, Inc. ‡ *	22,361	32,423
Prestige Consumer Healthcare, Inc. *	20,967	1,504,592
Supernus Pharmaceuticals, Inc. *	32,836	988,364
Vanda Pharmaceuticals, Inc. *	36,890	175,596
		16,683,438
Precious Metals & Mining — 0.0% ^
Hecla Mining Co.	3,938	18,627
Real Estate Investment & Services — 1.2%
Anywhere Real Estate, Inc. *	905	4,398
Douglas Elliman, Inc. *	15,443	21,002
eXp World Holdings, Inc. (a)	76,836	765,287
Marcus & Millichap, Inc.	2,410	76,325
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment & Services — continued
Newmark Group, Inc., Class A	136,248	1,303,893
Opendoor Technologies, Inc. * (a)	470,499	936,293
Redfin Corp. * (a)	182,057	1,021,340
St. Joe Co. (The)	27,093	1,549,720
		5,678,258
Real Estate Investment Trusts — 11.5%
Acadia Realty Trust	85,383	1,475,418
Alexander & Baldwin, Inc.	41,788	688,248
American Assets Trust, Inc.	43,387	926,312
Apartment Investment and Management Co., Class A *	15,008	120,064
Apple Hospitality REIT, Inc.	80,885	1,193,863
Ares Commercial Real Estate Corp.	124,347	844,316
Brandywine Realty Trust	227,889	1,034,616
Broadstone Net Lease, Inc.	83,238	1,211,945
CareTrust REIT, Inc.	64,125	1,585,170
Community Healthcare Trust, Inc.	14,868	394,448
COPT Defense Properties	53,075	1,272,208
DiamondRock Hospitality Co.	118,767	1,057,026
DigitalBridge Group, Inc.	78,845	1,296,212
Douglas Emmett, Inc. (a)	73,307	1,005,039
Easterly Government Properties, Inc. (a)	82,206	960,988
Empire State Realty Trust, Inc., Class A	148,796	1,354,044
Equity Commonwealth *	51,894	971,456
Essential Properties Realty Trust, Inc.	55,462	1,460,869
Four Corners Property Trust, Inc.	52,305	1,226,552
GEO Group, Inc. (The) *	121,167	1,800,541
Getty Realty Corp.	27,553	746,686
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	36,952	924,170
Hudson Pacific Properties, Inc.	98,047	568,673
Independence Realty Trust, Inc.	63,783	1,005,858
Innovative Industrial Properties, Inc. (a)	14,957	1,546,554
InvenTrust Properties Corp.	11,957	302,990
Kite Realty Group Trust	63,932	1,393,718
LTC Properties, Inc.	41,679	1,379,575
LXP Industrial Trust	112,664	940,744
Macerich Co. (The)	89,022	1,224,943
National Health Investors, Inc.	25,342	1,598,066
Paramount Group, Inc.	100,010	464,046
Pebblebrook Hotel Trust	64,363	935,194
Phillips Edison & Co., Inc.	39,063	1,277,360
Piedmont Office Realty Trust, Inc., Class A	145,838	1,004,824
PotlatchDeltic Corp.	29,824	1,193,258
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	177

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Retail Opportunity Investments Corp.	75,958	932,005
RLJ Lodging Trust	120,474	1,325,214
Ryman Hospitality Properties, Inc.	12,398	1,307,741
Sabra Health Care REIT, Inc.	104,511	1,454,793
Service Properties Trust	98,747	605,319
SITE Centers Corp.	102,955	1,388,863
SL Green Realty Corp. (a)	23,138	1,152,967
Star Holdings *	3,491	41,508
Summit Hotel Properties, Inc.	71,816	431,614
Sunstone Hotel Investors, Inc.	129,918	1,325,164
Tanger, Inc. (a)	50,779	1,439,585
Terreno Realty Corp.	22,521	1,224,016
Uniti Group, Inc.	67,673	389,120
Urban Edge Properties	85,688	1,433,560
Whitestone	50,981	586,281
Xenia Hotels & Resorts, Inc.	54,771	759,674
		54,183,418
Renewable Energy — 0.5%
Arcosa, Inc.	17,639	1,340,917
REX American Resources Corp. *	15,719	869,732
		2,210,649
Retailers — 2.7%
Abercrombie & Fitch Co., Class A *	1,223	148,619
Academy Sports & Outdoors, Inc.	18,300	1,066,890
American Eagle Outfitters, Inc.	22,328	541,677
Asbury Automotive Group, Inc. *	2,272	477,665
Big 5 Sporting Goods Corp. (a)	55,669	197,068
Buckle, Inc. (The)	34,925	1,305,846
Caleres, Inc. (a)	3,363	123,859
Dillard's, Inc., Class A (a)	3,559	1,558,807
Global Industrial Co.	2,710	104,362
Group 1 Automotive, Inc.	4,765	1,401,005
Haverty Furniture Cos., Inc. (a)	29,587	911,280
Hibbett, Inc.	12,391	1,068,600
ODP Corp. (The) *	22,564	1,148,733
PriceSmart, Inc.	3,675	296,168
Shoe Carnival, Inc.	38,218	1,278,010
Urban Outfitters, Inc. *	25,370	988,415
Zumiez, Inc. *	15,313	263,384
		12,880,388
Software & Computer Services — 3.2%
A10 Networks, Inc.	26,215	342,368
Agilysys, Inc. *	14,073	1,168,763
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Appfolio, Inc., Class A *	4,463	1,012,119
Blackbaud, Inc. *	5,905	460,118
Cargurus, Inc. *	40,612	912,145
CommVault Systems, Inc. *	5,710	585,104
Consensus Cloud Solutions, Inc. *	2,903	33,791
CSG Systems International, Inc.	14,495	684,744
ePlus, Inc. *	7,306	561,685
Mitek Systems, Inc. *	23,151	292,397
NetScout Systems, Inc. *	33,050	636,543
OneSpan, Inc. *	8,305	89,860
Perficient, Inc. *	6,351	300,148
Progress Software Corp.	23,941	1,192,741
Qualys, Inc. *	7,657	1,255,059
Shutterstock, Inc.	17,484	746,742
Simulations Plus, Inc. (a)	15,473	701,701
SPS Commerce, Inc. *	7,773	1,351,491
Verint Systems, Inc. *	10,122	306,494
Workiva, Inc. *	13,249	1,044,021
Yelp, Inc. *	38,056	1,531,373
		15,209,407
Technology Hardware & Equipment — 6.4%
Adeia, Inc.	81,214	799,146
Advanced Energy Industries, Inc.	12,239	1,172,986
Alpha & Omega Semiconductor Ltd. *	1,650	36,085
Amkor Technology, Inc.	44,487	1,439,154
Axcelis Technologies, Inc. *	7,451	771,327
Benchmark Electronics, Inc.	27,379	827,120
Cohu, Inc. *	37,306	1,131,118
CTS Corp.	20,783	950,822
Diodes, Inc. *	15,118	1,103,765
Fabrinet (Thailand) *	6,777	1,172,895
FormFactor, Inc. *	32,986	1,470,846
Ichor Holdings Ltd. *	14,292	554,244
Insight Enterprises, Inc. *	7,825	1,428,610
Kulicke & Soffa Industries, Inc. (Singapore)	25,847	1,196,199
MaxLinear, Inc. *	9,752	202,744
Methode Electronics, Inc.	21,846	266,303
Novanta, Inc. *	8,439	1,320,703
Onto Innovation, Inc. *	7,704	1,429,015
PC Connection, Inc.	12,080	748,598
Photronics, Inc. *	49,412	1,354,383
Plexus Corp. *	11,857	1,197,676
Power Integrations, Inc.	15,290	1,020,149
Rambus, Inc. *	18,833	1,032,425
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Sanmina Corp. *	15,509	940,931
ScanSource, Inc. *	15,666	652,019
Super Micro Computer, Inc. *	1,729	1,484,865
Synaptics, Inc. *	2,631	236,685
TTM Technologies, Inc. *	65,669	980,438
Ultra Clean Holdings, Inc. *	32,714	1,368,427
Vishay Intertechnology, Inc.	51,063	1,181,598
Xerox Holdings Corp.	46,061	612,151
		30,083,427
Telecommunications Equipment — 2.3%
Aviat Networks, Inc. *	18,425	616,316
Cambium Networks Corp. *	19,429	65,864
Clearfield, Inc. * (a)	31,790	957,515
CommScope Holding Co., Inc. *	142,259	127,180
Comtech Telecommunications Corp. *	41,009	77,097
Digi International, Inc. *	36,812	1,128,656
EchoStar Corp., Class A *	110,861	1,772,667
Extreme Networks, Inc. *	85,956	962,707
Harmonic, Inc. * (a)	109,633	1,177,458
Infinera Corp. * (a)	190,414	917,795
InterDigital, Inc.	13,690	1,351,614
Lightwave Logic, Inc. * (a)	64,758	247,376
NETGEAR, Inc. *	38,041	562,246
Ribbon Communications, Inc. *	1,005	3,186
Viavi Solutions, Inc. *	108,874	860,105
		10,827,782
Telecommunications Service Providers — 2.2%
8x8, Inc. *	245,491	542,535
Cogent Communications Holdings, Inc.	18,748	1,203,247
Consolidated Communications Holdings, Inc. *	120,373	520,011
fuboTV, Inc. * (a)	457,851	650,149
Globalstar, Inc. * (a)	862,046	1,112,039
Gogo, Inc. *	86,447	783,210
IDT Corp., Class B	44,526	1,582,454
Liberty Latin America Ltd., Class C (Puerto Rico) *	133,473	1,006,387
Lumen Technologies, Inc. * (a)	620,402	738,278
Shenandoah Telecommunications Co.	47,009	602,655
Telephone and Data Systems, Inc.	71,180	1,113,967
WideOpenWest, Inc. *	22,427	80,064
Xperi, Inc. *	55,852	587,005
		10,522,001
INVESTMENTS	SHARES	VALUE ($)

Tobacco — 0.7%
Turning Point Brands, Inc.	33,723	972,572
Universal Corp.	20,933	1,076,584
Vector Group Ltd.	110,175	1,140,311
		3,189,467
Travel & Leisure — 0.4%
Biglari Holdings, Inc., Class B *	211	41,590
Bloomin' Brands, Inc.	38,446	991,523
Chuy's Holdings, Inc. *	618	18,206
International Game Technology plc	31,258	617,033
		1,668,352
Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	16,177	1,462,401
Total Common Stocks (Cost $453,374,656)		469,771,578
Short-Term Investments — 7.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $446,703)	446,703	446,703
Investment of Cash Collateral from Securities Loaned — 7.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.47% (b) (c)	31,643,631	31,646,796
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	4,159,653	4,159,653
Total Investment of Cash Collateral from Securities Loaned (Cost $35,813,377)		35,806,449
Total Short-Term Investments (Cost $36,260,080)		36,253,152
Total Investments — 107.5% (Cost $489,634,736)		506,024,730
Liabilities in Excess of Other Assets — (7.5)%		(35,475,193)
NET ASSETS — 100.0%		470,549,537

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	179

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $33,126,060.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	5	06/21/2024	USD	496,425	6,019

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 3.2%
Axon Enterprise, Inc. *	7,932	2,487,951
BWX Technologies, Inc.	17,004	1,628,473
Curtiss-Wright Corp.	5,056	1,281,292
General Dynamics Corp.	13,831	3,970,742
General Electric Co.	47,421	7,673,666
HEICO Corp.	4,514	936,204
Howmet Aerospace, Inc.	38,809	2,590,501
Huntington Ingalls Industries, Inc.	3,495	967,870
Textron, Inc.	20,155	1,704,911
TransDigm Group, Inc.	3,260	4,068,578
		27,310,188
Automobiles & Parts — 0.1%
Gentex Corp.	10,584	363,031
Phinia, Inc.	6,438	251,082
		614,113
Banks — 0.3%
First Citizens BancShares, Inc., Class A	1,369	2,309,174
Beverages — 1.3%
Celsius Holdings, Inc. *	26,928	1,919,158
Coca-Cola Co. (The)	27,490	1,698,057
Constellation Brands, Inc., Class A	6,658	1,687,537
Molson Coors Beverage Co., Class B	25,691	1,471,067
Monster Beverage Corp. *	51,833	2,770,474
PepsiCo, Inc.	6,898	1,213,427
		10,759,720
Chemicals — 0.7%
Ecolab, Inc.	4,309	974,480
Linde plc	3,560	1,569,818
Valvoline, Inc. *	40,679	1,729,671
Westlake Corp.	11,183	1,647,927
		5,921,896
Construction & Materials — 2.4%
Acuity Brands, Inc.	262	65,055
AECOM	7,625	704,245
AZEK Co., Inc. (The) *	32,079	1,464,085
Builders FirstSource, Inc. *	12,813	2,342,473
Eagle Materials, Inc.	7,980	2,000,666
EMCOR Group, Inc.	7,010	2,503,762
Lennox International, Inc.	4,768	2,209,586
Louisiana-Pacific Corp.	10,097	738,999
Owens Corning	13,624	2,291,693
Quanta Services, Inc.	11,824	3,057,213
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — continued
TopBuild Corp. *	3,971	1,606,945
Watsco, Inc.	3,536	1,583,138
		20,567,860
Consumer Services — 1.4%
Copart, Inc. *	57,674	3,132,275
Grand Canyon Education, Inc. *	7,906	1,027,938
H&R Block, Inc.	17,659	834,035
Rollins, Inc.	32,149	1,432,559
Uber Technologies, Inc. *	87,641	5,807,969
		12,234,776
Electricity — 1.3%
Consolidated Edison, Inc.	26,863	2,535,867
Constellation Energy Corp.	12,131	2,255,638
FirstEnergy Corp.	24,622	944,008
Southern Co. (The)	22,276	1,637,286
Vistra Corp.	43,968	3,334,533
		10,707,332
Electronic & Electrical Equipment — 0.8%
Crane NXT Co.	12,402	754,166
Hubbell, Inc.	6,272	2,323,901
nVent Electric plc	30,913	2,227,900
Pentair plc	5,733	453,423
Veralto Corp.	8,934	836,937
		6,596,327
Finance & Credit Services — 0.4%
MGIC Investment Corp.	38,515	781,085
Morningstar, Inc.	48	13,567
NU Holdings Ltd. *	233,541	2,536,255
SLM Corp.	13,016	275,809
		3,606,716
Food Producers — 1.5%
Bunge Global SA	494	50,269
Freshpet, Inc. *	10,412	1,104,401
Ingredion, Inc.	13,616	1,560,257
Lamb Weston Holdings, Inc.	19,800	1,650,132
Mondelez International, Inc., Class A	66,249	4,765,953
Post Holdings, Inc. *	17,544	1,862,296
US Foods Holding Corp. *	33,690	1,692,923
		12,686,231
Gas, Water & Multi-utilities — 0.5%
CenterPoint Energy, Inc.	65,177	1,899,258
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	181

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Gas, Water & Multi-utilities — continued
NiSource, Inc.	60,192	1,676,949
Sempra	8,006	573,470
		4,149,677
General Industrials — 1.5%
Eaton Corp. plc	19,159	6,097,543
GE Vernova, Inc. *	11,850	1,821,463
Parker-Hannifin Corp.	7,536	4,106,442
RPM International, Inc.	9,315	995,867
		13,021,315
Health Care Providers — 2.6%
Acadia Healthcare Co., Inc. *	1,344	99,375
Encompass Health Corp.	12,474	1,040,082
HCA Healthcare, Inc.	5,772	1,788,281
IQVIA Holdings, Inc. *	11,700	2,711,709
Molina Healthcare, Inc. *	6,440	2,203,124
Tenet Healthcare Corp. *	21,920	2,461,397
UnitedHealth Group, Inc.	23,585	11,408,065
		21,712,033
Household Goods & Home Construction — 0.9%
DR Horton, Inc.	10,162	1,447,983
PulteGroup, Inc.	22,930	2,554,861
Tempur Sealy International, Inc.	35,694	1,786,842
Toll Brothers, Inc.	18,428	2,194,959
		7,984,645
Industrial Engineering — 1.0%
Caterpillar, Inc.	20,670	6,915,562
Lincoln Electric Holdings, Inc.	5,755	1,263,395
		8,178,957
Industrial Materials — 0.1%
Hexcel Corp.	7,746	497,371
Industrial Metals & Mining — 1.1%
Nucor Corp.	15,716	2,648,618
Reliance, Inc.	7,220	2,055,678
Southern Copper Corp. (Mexico)	17,464	2,037,525
Steel Dynamics, Inc.	15,246	1,983,810
Timken Co. (The)	4,497	401,222
		9,126,853
Industrial Support Services — 2.3%
American Express Co.	14,564	3,408,413
Booz Allen Hamilton Holding Corp.	15,960	2,356,813
Cintas Corp.	5,531	3,641,279
INVESTMENTS	SHARES	VALUE ($)

Industrial Support Services — continued
Core & Main, Inc., Class A *	41,515	2,344,352
Fair Isaac Corp. *	2,158	2,445,726
FTI Consulting, Inc. *	1,230	263,011
Verisk Analytics, Inc.	3,661	797,952
Vestis Corp.	19,129	352,356
Vontier Corp.	11,705	475,574
WW Grainger, Inc.	3,269	3,011,893
		19,097,369
Industrial Transportation — 2.2%
Allison Transmission Holdings, Inc.	21,534	1,583,826
FedEx Corp.	13,407	3,509,684
Old Dominion Freight Line, Inc.	12,908	2,345,513
PACCAR, Inc.	32,646	3,464,067
Ryder System, Inc.	11,287	1,375,321
Saia, Inc. *	3,915	1,553,589
United Rentals, Inc.	4,307	2,877,033
XPO, Inc. *	18,318	1,968,452
		18,677,485
Investment Banking & Brokerage Services — 5.5%
Ameriprise Financial, Inc.	7,299	3,005,655
Apollo Global Management, Inc.	33,253	3,603,960
Ares Management Corp.	18,759	2,496,635
Berkshire Hathaway, Inc., Class B *	42,929	17,031,222
Broadridge Financial Solutions, Inc.	10,985	2,124,609
Cboe Global Markets, Inc.	12,896	2,336,110
Coinbase Global, Inc., Class A *	14,242	2,904,371
Evercore, Inc., Class A	3,878	703,857
Interactive Brokers Group, Inc., Class A	13,131	1,511,641
Intercontinental Exchange, Inc.	19,190	2,470,905
Jefferies Financial Group, Inc.	41,983	1,807,788
KKR & Co., Inc.	39,937	3,716,937
Tradeweb Markets, Inc., Class A	10,340	1,051,681
XP, Inc., Class A (Brazil)	83,974	1,718,948
		46,484,319
Life Insurance — 0.8%
Aflac, Inc.	32,459	2,715,196
Globe Life, Inc.	3,025	230,414
Primerica, Inc.	7,350	1,557,171
Unum Group	37,356	1,893,949
		6,396,730
Media — 1.6%
Liberty Media Corp-Liberty Formula One, Class C *	24,537	1,716,854
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Netflix, Inc. *	10,430	5,743,175
Spotify Technology SA *	11,338	3,179,628
Trade Desk, Inc. (The), Class A *	32,855	2,722,037
		13,361,694
Medical Equipment & Services — 4.4%
Boston Scientific Corp. *	75,145	5,400,671
Danaher Corp.	26,488	6,532,471
Dexcom, Inc. *	19,846	2,528,182
Intuitive Surgical, Inc. *	16,125	5,976,247
Penumbra, Inc. *	838	164,642
Repligen Corp. *	807	132,509
Stryker Corp.	16,879	5,679,784
Thermo Fisher Scientific, Inc.	15,335	8,721,321
West Pharmaceutical Services, Inc.	6,714	2,400,121
		37,535,948
Non-life Insurance — 3.4%
Arch Capital Group Ltd. *	30,133	2,818,641
Arthur J Gallagher & Co.	13,013	3,054,021
Assured Guaranty Ltd.	7,260	556,842
Brown & Brown, Inc.	28,834	2,351,124
Chubb Ltd.	19,904	4,948,930
Marsh & McLennan Cos., Inc.	23,799	4,746,235
Old Republic International Corp.	33,388	996,966
Progressive Corp. (The)	28,587	5,953,243
Reinsurance Group of America, Inc.	11,485	2,147,580
Ryan Specialty Holdings, Inc.	17,639	870,308
		28,443,890
Non-Renewable Energy — 4.2%
Antero Midstream Corp.	87,573	1,212,010
ConocoPhillips	48,517	6,094,706
Diamondback Energy, Inc.	15,432	3,103,838
DT Midstream, Inc.	12,372	769,538
Hess Corp.	15,075	2,374,162
HF Sinclair Corp.	27,028	1,466,269
Marathon Petroleum Corp.	22,436	4,077,070
Phillips 66	26,888	3,850,631
Pioneer Natural Resources Co.	5,032	1,355,218
Targa Resources Corp.	25,015	2,853,211
TechnipFMC plc (United Kingdom)	92,009	2,357,271
Valero Energy Corp.	15,097	2,413,557
Williams Cos., Inc. (The)	88,893	3,409,935
		35,337,416
INVESTMENTS	SHARES	VALUE ($)

Personal Care, Drug & Grocery Stores — 1.9%
Casey's General Stores, Inc.	3,173	1,014,027
Cencora, Inc.	12,613	3,015,138
Church & Dwight Co., Inc.	23,807	2,568,537
GCI Liberty Inc. ‡ *	3,962	—
Kroger Co. (The)	43,106	2,387,210
McKesson Corp.	7,600	4,082,796
Procter & Gamble Co. (The)	12,540	2,046,528
Spectrum Brands Holdings, Inc.	12,279	1,005,282
		16,119,518
Personal Goods — 0.4%
Deckers Outdoor Corp. *	2,790	2,283,531
Tapestry, Inc.	37,370	1,491,811
		3,775,342
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.0%
AbbVie, Inc.	66,662	10,841,908
Cardinal Health, Inc.	23,697	2,441,739
Eli Lilly & Co.	22,351	17,458,366
Medpace Holdings, Inc. *	5,095	1,978,643
Merck & Co., Inc.	19,077	2,465,130
Roivant Sciences Ltd. *	161,070	1,755,663
Vertex Pharmaceuticals, Inc. *	12,696	4,987,116
		41,928,565
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	25,347	2,202,401
Zillow Group, Inc., Class C *	31,821	1,354,620
		3,557,021
Real Estate Investment Trusts — 1.9%
Digital Realty Trust, Inc.	20,864	2,895,506
Equinix, Inc.	2,251	1,600,709
Invitation Homes, Inc.	44,814	1,532,639
Iron Mountain, Inc.	31,285	2,425,213
NET Lease Office Properties	274	6,264
Prologis, Inc.	37,070	3,782,993
STAG Industrial, Inc.	17,251	593,262
Welltower, Inc.	17,566	1,673,688
Weyerhaeuser Co.	62,015	1,870,993
		16,381,267
Retailers — 6.3%
Amazon.com, Inc. *	31,314	5,479,950
AutoNation, Inc. *	9,997	1,611,017
AutoZone, Inc. *	1,143	3,379,165
Costco Wholesale Corp.	17,199	12,433,157
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	183

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Dick's Sporting Goods, Inc.	11,227	2,255,953
Home Depot, Inc. (The)	35,913	12,002,843
Lowe's Cos., Inc.	13,049	2,975,042
O'Reilly Automotive, Inc. *	3,471	3,517,025
Penske Automotive Group, Inc.	9,492	1,451,422
TJX Cos., Inc. (The)	54,371	5,115,767
Tractor Supply Co.	5,447	1,487,467
Ulta Beauty, Inc. *	3,991	1,615,716
		53,324,524
Software & Computer Services — 20.1%
Adobe, Inc. *	18,225	8,435,077
Akamai Technologies, Inc. *	20,877	2,107,116
Alphabet, Inc., Class A *	127,456	20,747,288
AppLovin Corp., Class A *	34,867	2,460,564
Bentley Systems, Inc., Class B	27,973	1,469,422
CACI International, Inc., Class A *	5,312	2,136,646
Cadence Design Systems, Inc. *	14,624	4,030,813
Cloudflare, Inc., Class A *	27,348	2,390,215
Crowdstrike Holdings, Inc., Class A *	12,725	3,722,571
Dolby Laboratories, Inc., Class A	1,321	102,589
DoorDash, Inc., Class A *	24,125	3,118,397
DoubleVerify Holdings, Inc. *	23,462	687,437
Dynatrace, Inc. *	35,420	1,604,880
Elastic NV *	17,657	1,804,899
Gartner, Inc. *	6,005	2,477,603
GoDaddy, Inc., Class A *	20,098	2,459,593
Guidewire Software, Inc. *	17,027	1,879,781
HubSpot, Inc. *	4,305	2,603,965
Informatica, Inc., Class A *	22,773	705,280
International Business Machines Corp.	39,798	6,614,428
Intuit, Inc.	11,785	7,372,932
Kyndryl Holdings, Inc. *	31,486	619,015
Manhattan Associates, Inc. *	8,875	1,828,782
Meta Platforms, Inc., Class A	45,596	19,614,031
Microsoft Corp.	42,069	16,378,724
MongoDB, Inc. *	6,267	2,288,583
Nutanix, Inc., Class A *	41,043	2,491,310
Oracle Corp.	61,908	7,042,035
Palantir Technologies, Inc., Class A *	134,728	2,959,974
Palo Alto Networks, Inc. *	15,486	4,504,723
Pinterest, Inc., Class A *	15,025	502,586
PTC, Inc. *	13,144	2,332,271
Roper Technologies, Inc.	6,739	3,446,729
Salesforce, Inc.	36,946	9,936,257
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Science Applications International Corp.	14,111	1,816,086
ServiceNow, Inc. *	9,086	6,299,596
Synopsys, Inc. *	8,059	4,276,025
Workday, Inc., Class A *	12,731	3,115,658
Zscaler, Inc. *	10,943	1,892,482
		170,276,363
Technology Hardware & Equipment — 11.9%
Advanced Micro Devices, Inc. *	29,130	4,613,609
Amphenol Corp., Class A	35,341	4,268,133
Apple, Inc.	79,858	13,602,213
Applied Materials, Inc.	36,371	7,225,099
Avnet, Inc.	21,531	1,052,220
Broadcom, Inc.	12,483	16,231,271
CDW Corp.	11,480	2,776,553
Cirrus Logic, Inc. *	6,609	585,359
Intel Corp.	181,575	5,532,590
Jabil, Inc.	16,081	1,887,266
KLA Corp.	6,969	4,803,662
Lam Research Corp.	6,196	5,541,764
Marvell Technology, Inc.	51,210	3,375,251
Monolithic Power Systems, Inc.	3,898	2,609,048
NetApp, Inc.	19,869	2,030,811
NVIDIA Corp.	21,237	18,349,193
Pure Storage, Inc., Class A *	46,051	2,320,970
Universal Display Corp.	4,843	765,097
Vertiv Holdings Co., Class A	36,326	3,378,318
		100,948,427
Telecommunications Equipment — 1.7%
Arista Networks, Inc. *	14,483	3,715,758
Cisco Systems, Inc.	119,107	5,595,647
Juniper Networks, Inc.	54,606	1,901,381
Motorola Solutions, Inc.	9,882	3,351,480
		14,564,266
Telecommunications Service Providers — 0.3%
AT&T, Inc.	71,236	1,203,176
T-Mobile US, Inc.	7,103	1,166,099
		2,369,275
Travel & Leisure — 3.5%
Aramark	38,056	1,199,144
Booking Holdings, Inc.	1,473	5,084,840
Boyd Gaming Corp.	8,736	467,463
Chipotle Mexican Grill, Inc. *	1,565	4,944,774
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
DraftKings, Inc., Class A *	52,239	2,171,053
Hilton Worldwide Holdings, Inc.	16,930	3,339,950
Hyatt Hotels Corp., Class A	10,216	1,520,039
McDonald's Corp.	22,490	6,140,670
Royal Caribbean Cruises Ltd. *	21,147	2,952,756
Wingstop, Inc.	5,749	2,212,158
		30,032,847
Waste & Disposal Services — 0.9%
Republic Services, Inc.	15,969	3,061,257
Waste Management, Inc.	21,922	4,560,215
		7,621,472
Total Common Stocks (Cost $782,651,197)		844,218,922
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)(Cost $1,213,737)	1,213,737	1,213,737
Total Investments — 99.9% (Cost $783,864,934)		845,432,659
Assets in Excess of Other Liabilities — 0.1%		457,325
NET ASSETS — 100.0%		845,889,984

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	56	06/21/2024	USD	1,418,060	(38,300)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	185

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	50,110	23,297,642
Automobiles & Parts — 0.2%
Gentex Corp.	63,355	2,173,077
LKQ Corp.	120,310	5,188,970
		7,362,047
Banks — 0.2%
Commerce Bancshares, Inc.	116,272	6,357,761
Beverages — 0.9%
Coca-Cola Co. (The)	563,943	34,834,759
Chemicals — 1.3%
CF Industries Holdings, Inc.	95,175	7,515,970
Linde plc	88,542	39,043,480
Olin Corp.	103,583	5,415,319
		51,974,769
Construction & Materials — 1.2%
A O Smith Corp.	67,325	5,577,203
Acuity Brands, Inc.	17,112	4,248,910
Advanced Drainage Systems, Inc.	48,193	7,566,301
Builders FirstSource, Inc. *	45,277	8,277,541
Eagle Materials, Inc.	22,732	5,699,140
Fortune Brands Innovations, Inc.	82,675	6,043,542
Watsco, Inc. (a)	22,337	10,000,722
		47,413,359
Consumer Services — 1.3%
Copart, Inc. *	283,727	15,409,213
eBay, Inc.	257,550	13,274,127
Grand Canyon Education, Inc. *	59,026	7,674,561
H&R Block, Inc.	187,723	8,866,157
Rollins, Inc.	208,765	9,302,569
		54,526,627
Electricity — 0.7%
Consolidated Edison, Inc.	102,519	9,677,794
Evergy, Inc.	102,309	5,366,107
Hawaiian Electric Industries, Inc.	152,911	1,506,173
OGE Energy Corp.	231,286	8,014,060
Public Service Enterprise Group, Inc.	63,968	4,418,909
		28,983,043
Electronic & Electrical Equipment — 0.9%
Donaldson Co., Inc.	94,771	6,842,466
IDEX Corp.	38,662	8,523,425
INVESTMENTS	SHARES	VALUE ($)

Electronic & Electrical Equipment — continued
Keysight Technologies, Inc. *	66,764	9,877,066
Mettler-Toledo International, Inc. *	7,946	9,771,196
		35,014,153
Finance & Credit Services — 1.3%
FactSet Research Systems, Inc.	22,624	9,431,720
Moody's Corp.	45,113	16,706,697
S&P Global, Inc.	68,211	28,364,180
		54,502,597
Food Producers — 0.2%
General Mills, Inc.	6,041	425,649
Hershey Co. (The)	43,911	8,515,221
		8,940,870
Gas, Water & Multi-utilities — 0.7%
Atmos Energy Corp.	89,317	10,530,474
National Fuel Gas Co.	125,515	6,664,847
WEC Energy Group, Inc.	113,783	9,403,027
		26,598,348
General Industrials — 0.9%
3M Co.	117,372	11,327,572
Carlisle Cos., Inc.	19,180	7,446,635
Illinois Tool Works, Inc.	72,308	17,651,106
		36,425,313
Health Care Providers — 1.0%
Centene Corp. *	193,067	14,105,475
Chemed Corp.	15,977	9,074,936
DaVita, Inc. *	58,050	8,069,530
Molina Healthcare, Inc. *	22,965	7,856,327
Premier, Inc., Class A (a)	45,619	952,525
		40,058,793
Household Goods & Home Construction — 0.6%
Lennar Corp., Class A	63,163	9,576,774
NVR, Inc. *	1,558	11,589,728
PulteGroup, Inc.	22,573	2,515,084
		23,681,586
Industrial Engineering — 0.6%
Graco, Inc.	105,723	8,478,985
Lincoln Electric Holdings, Inc.	41,825	9,181,842
Nordson Corp.	18,397	4,749,921
		22,410,748
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — 0.6%
Fastenal Co.	47,651	3,237,409
Reliance, Inc.	33,608	9,568,870
Southern Copper Corp. (Mexico) (a)	87,847	10,249,109
		23,055,388
Industrial Support Services — 7.0%
Accenture plc, Class A	114,617	34,489,401
Automatic Data Processing, Inc.	87,617	21,193,676
Cintas Corp.	27,229	17,925,940
Core & Main, Inc., Class A *	106,121	5,992,653
Jack Henry & Associates, Inc.	37,121	6,039,216
Mastercard, Inc., Class A	150,132	67,739,558
MSC Industrial Direct Co., Inc., Class A	60,835	5,550,585
Paychex, Inc.	112,150	13,324,542
Verisk Analytics, Inc.	53,613	11,685,489
Visa, Inc., Class A (a)	283,543	76,162,485
Western Union Co. (The)	529,240	7,112,986
WW Grainger, Inc.	15,536	14,314,094
		281,530,625
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	91,306	6,715,556
CH Robinson Worldwide, Inc.	93,098	6,609,958
Expeditors International of Washington, Inc.	84,885	9,448,549
Landstar System, Inc.	49,004	8,546,788
Union Pacific Corp.	126,657	30,037,974
United Parcel Service, Inc., Class B	13,268	1,956,765
		63,315,590
Investment Banking & Brokerage Services — 4.2%
Ameriprise Financial, Inc.	29,792	12,268,048
Berkshire Hathaway, Inc., Class B *	198,912	78,914,358
BlackRock, Inc.	27,615	20,839,384
Broadridge Financial Solutions, Inc.	56,903	11,005,609
Cboe Global Markets, Inc.	48,972	8,871,278
Intercontinental Exchange, Inc.	111,417	14,346,053
MarketAxess Holdings, Inc.	10,874	2,175,779
Nasdaq, Inc.	171,991	10,293,661
SEI Investments Co.	139,371	9,191,517
Virtu Financial, Inc., Class A	89,642	1,945,231
		169,850,918
Leisure Goods — 0.6%
Electronic Arts, Inc.	96,573	12,247,388
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — continued
Pool Corp.	26,593	9,640,760
YETI Holdings, Inc. *	115,222	4,115,730
		26,003,878
Life Insurance — 0.6%
Aflac, Inc.	185,371	15,506,284
Globe Life, Inc.	67,609	5,149,778
Primerica, Inc.	12,171	2,578,548
		23,234,610
Media — 0.1%
Sirius XM Holdings, Inc. (a)	1,162,973	3,419,141
Medical Equipment & Services — 2.3%
Abbott Laboratories	221,696	23,493,125
Agilent Technologies, Inc.	107,149	14,683,699
Bio-Techne Corp.	21,139	1,336,196
Edwards Lifesciences Corp. *	164,280	13,909,588
Hologic, Inc. *	150,914	11,434,754
IDEXX Laboratories, Inc. *	27,732	13,665,220
ResMed, Inc.	65,794	14,079,258
Solventum Corp. *	29,269	1,902,778
		94,504,618
Non-life Insurance — 3.9%
American Financial Group, Inc.	43,426	5,547,672
Aon plc, Class A	54,829	15,462,326
Arch Capital Group Ltd. *	148,238	13,866,183
Arthur J Gallagher & Co.	64,060	15,034,241
Brown & Brown, Inc.	138,123	11,262,549
Chubb Ltd.	76,521	19,026,181
Fidelity National Financial, Inc.	139,662	6,913,269
Hartford Financial Services Group, Inc. (The)	84,394	8,176,935
Marsh & McLennan Cos., Inc.	119,188	23,769,663
Progressive Corp. (The)	41,299	8,600,517
RLI Corp.	17,867	2,525,500
Travelers Cos., Inc. (The)	73,169	15,523,535
WR Berkley Corp.	131,140	10,093,846
		155,802,417
Non-Renewable Energy — 4.3%
Antero Midstream Corp.	96,358	1,333,595
APA Corp.	160,469	5,045,145
Chevron Corp.	259,319	41,820,375
ConocoPhillips	148,021	18,594,398
Coterra Energy, Inc.	382,116	10,454,694
EOG Resources, Inc.	117,224	15,488,807
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	187

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Exxon Mobil Corp.	477,181	56,436,197
Marathon Petroleum Corp.	22,850	4,152,302
Pioneer Natural Resources Co.	51,913	13,981,209
Texas Pacific Land Corp.	9,081	5,233,380
		172,540,102
Personal Care, Drug & Grocery Stores — 3.3%
Church & Dwight Co., Inc.	64,267	6,933,767
Clorox Co. (The)	68,459	10,123,032
Colgate-Palmolive Co.	211,441	19,435,657
Kimberly-Clark Corp.	111,363	15,204,390
McKesson Corp.	33,762	18,137,284
Procter & Gamble Co. (The)	397,322	64,842,951
		134,677,081
Personal Goods — 0.9%
Carter's, Inc.	108,334	7,411,129
Deckers Outdoor Corp. *	13,370	10,942,944
NIKE, Inc., Class B	60,317	5,564,846
Skechers U.S.A., Inc., Class A *	82,023	5,417,619
Tapestry, Inc.	175,001	6,986,040
		36,322,578
Pharmaceuticals, Biotechnology & Marijuana Producers — 8.3%
AbbVie, Inc.	330,387	53,734,142
Amgen, Inc.	107,177	29,360,067
Bristol-Myers Squibb Co.	491,649	21,603,057
Gilead Sciences, Inc.	316,589	20,641,603
Incyte Corp. *	144,506	7,521,537
Jazz Pharmaceuticals plc *	37,692	4,174,389
Johnson & Johnson	438,956	63,468,648
Medpace Holdings, Inc. *	24,459	9,498,653
Merck & Co., Inc.	474,149	61,269,534
Regeneron Pharmaceuticals, Inc. *	24,985	22,253,140
Vertex Pharmaceuticals, Inc. *	60,288	23,681,729
Zoetis, Inc.	104,696	16,671,791
		333,878,290
Real Estate Investment & Services — 0.2%
CoStar Group, Inc. *	104,641	9,577,791
Real Estate Investment Trusts — 2.3%
Camden Property Trust	40,304	4,017,503
Crown Castle, Inc.	54,689	5,128,734
CubeSmart	52,440	2,120,674
Equity LifeStyle Properties, Inc.	91,825	5,536,129
Equity Residential	54,113	3,484,877
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Extra Space Storage, Inc.	70,723	9,496,684
Gaming and Leisure Properties, Inc.	61,038	2,608,154
Host Hotels & Resorts, Inc.	511,017	9,642,891
Lamar Advertising Co., Class A	84,833	9,827,903
Mid-America Apartment Communities, Inc.	63,802	8,294,260
Public Storage	53,229	13,810,264
Simon Property Group, Inc.	74,132	10,417,770
Weyerhaeuser Co.	317,745	9,586,367
		93,972,210
Retailers — 6.0%
AutoZone, Inc. *	5,528	16,342,979
Best Buy Co., Inc.	78,872	5,808,134
Costco Wholesale Corp.	82,371	59,545,996
Dick's Sporting Goods, Inc.	38,658	7,767,939
Home Depot, Inc. (The)	181,384	60,622,160
O'Reilly Automotive, Inc. *	17,097	17,323,706
Ross Stores, Inc.	109,051	14,127,557
TJX Cos., Inc. (The)	268,139	25,229,199
Tractor Supply Co. (a)	18,881	5,156,023
Ulta Beauty, Inc. *	18,718	7,577,795
Walmart, Inc.	120,528	7,153,337
Williams-Sonoma, Inc. (a)	45,591	13,074,587
		239,729,412
Software & Computer Services — 20.0%
Adobe, Inc. *	87,222	40,368,958
Akamai Technologies, Inc. *	88,653	8,947,747
Alphabet, Inc., Class A *	609,155	99,158,251
Amdocs Ltd.	106,019	8,904,536
ANSYS, Inc. *	25,119	8,160,661
AppLovin Corp., Class A *	166,774	11,769,241
Aspen Technology, Inc. *	3,167	623,487
Atlassian Corp., Class A *	62,558	10,778,743
Autodesk, Inc. *	66,130	14,075,771
Bentley Systems, Inc., Class B	101,764	5,345,663
Cadence Design Systems, Inc. *	69,980	19,288,587
Cognizant Technology Solutions Corp., Class A	186,414	12,243,672
Crowdstrike Holdings, Inc., Class A *	60,884	17,811,005
Datadog, Inc., Class A *	107,616	13,505,808
DocuSign, Inc. *	185,585	10,504,111
Dolby Laboratories, Inc., Class A	93,658	7,273,480
DoorDash, Inc., Class A *	115,484	14,927,462
DoubleVerify Holdings, Inc. *	129,905	3,806,217
Dropbox, Inc., Class A *	387,234	8,968,339
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
DXC Technology Co. *	221,719	4,321,303
Dynatrace, Inc. *	176,328	7,989,422
EPAM Systems, Inc. *	24,620	5,792,101
F5, Inc. *	51,997	8,595,624
Fortinet, Inc. *	222,152	14,035,563
Gartner, Inc. *	29,874	12,325,714
International Business Machines Corp.	22,741	3,779,554
Intuit, Inc.	56,355	35,256,815
Manhattan Associates, Inc. *	41,975	8,649,369
Meta Platforms, Inc., Class A	224,333	96,501,327
Microsoft Corp.	198,507	77,284,730
Palantir Technologies, Inc., Class A *	512,083	11,250,464
Palo Alto Networks, Inc. *	76,160	22,154,182
Paycom Software, Inc.	47,818	8,988,828
Pegasystems, Inc.	45,222	2,687,091
Pinterest, Inc., Class A *	230,768	7,719,190
RingCentral, Inc., Class A *	236,591	7,007,825
Salesforce, Inc.	175,421	47,177,724
Science Applications International Corp.	57,715	7,427,921
ServiceNow, Inc. *	43,222	29,967,109
Smartsheet, Inc., Class A *	100,833	3,814,512
Synopsys, Inc. *	36,822	19,537,385
Teradata Corp. *	232,450	8,623,895
UiPath, Inc., Class A *	233,517	4,429,817
VeriSign, Inc. *	57,145	9,684,935
Workday, Inc., Class A *	43,897	10,742,913
ZoomInfo Technologies, Inc. *	292,701	4,642,238
Zscaler, Inc. *	32,144	5,558,983
		802,408,273
Technology Hardware & Equipment — 12.8%
Amphenol Corp., Class A	169,180	20,431,869
Analog Devices, Inc.	117,717	23,615,207
Apple, Inc.	465,727	79,327,280
Applied Materials, Inc.	174,086	34,582,184
Broadcom, Inc.	59,801	77,757,446
CDW Corp.	39,703	9,602,568
Cirrus Logic, Inc. *	50,446	4,468,002
IPG Photonics Corp. *	52,207	4,384,344
Jabil, Inc.	53,921	6,328,168
KLA Corp.	33,394	23,018,150
Lam Research Corp.	29,674	26,540,722
Lattice Semiconductor Corp. * (a)	128,721	8,830,261
Microchip Technology, Inc.	181,512	16,695,474
NetApp, Inc.	70,074	7,162,263
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
NVIDIA Corp.	101,693	87,864,786
Pure Storage, Inc., Class A *	257,674	12,986,770
Qorvo, Inc. *	77,448	9,049,024
QUALCOMM, Inc.	230,607	38,246,171
Skyworks Solutions, Inc.	104,037	11,089,304
Teradyne, Inc. (a)	101,977	11,861,965
		513,841,958
Telecommunications Equipment — 1.1%
Cisco Systems, Inc.	801,666	37,662,269
Motorola Solutions, Inc.	24,590	8,339,698
		46,001,967
Telecommunications Service Providers — 0.9%
AT&T, Inc.	651,758	11,008,193
Verizon Communications, Inc.	658,978	26,023,041
		37,031,234
Tobacco — 0.5%
Altria Group, Inc.	453,462	19,866,170
Travel & Leisure — 4.6%
Airbnb, Inc., Class A *	99,603	15,794,048
Booking Holdings, Inc.	7,995	27,598,980
Boyd Gaming Corp.	68,637	3,672,766
Choice Hotels International, Inc. (a)	57,536	6,804,207
Darden Restaurants, Inc.	61,455	9,427,812
Expedia Group, Inc. *	73,917	9,951,446
Live Nation Entertainment, Inc. *	91,128	8,102,190
Madison Square Garden Sports Corp. *	40,346	7,501,128
Marriott International, Inc., Class A	72,027	17,007,736
McDonald's Corp.	140,605	38,390,789
Starbucks Corp.	254,889	22,555,128
Wyndham Hotels & Resorts, Inc.	48,544	3,568,469
Yum! Brands, Inc.	95,378	13,472,142
		183,846,841
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	52,302	9,908,614
Republic Services, Inc.	78,554	15,058,802
Waste Management, Inc.	106,012	22,052,616
		47,020,032
Total Common Stocks (Cost $3,716,542,859)		4,013,813,539
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	189

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 1.7%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $8,565,577)	8,565,577	8,565,577
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.47% (b) (c)	52,400,457	52,405,697
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	6,857,694	6,857,694
Total Investment of Cash Collateral from Securities Loaned (Cost $59,272,213)		59,263,391
Total Short-Term Investments (Cost $67,837,790)		67,828,968
Total Investments — 101.6% (Cost $3,784,380,649)		4,081,642,507
Liabilities in Excess of Other Assets — (1.6)%		(63,227,293)
NET ASSETS — 100.0%		4,018,415,214

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $56,687,542.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	11	06/21/2024	USD	2,785,613	(41,736)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 1.5%
General Dynamics Corp.	10,825	3,107,749
Huntington Ingalls Industries, Inc.	6,627	1,835,215
L3Harris Technologies, Inc.	10,351	2,215,631
RTX Corp.	33,563	3,407,316
Textron, Inc.	18,196	1,539,200
		12,105,111
Automobiles & Parts — 2.1%
Aptiv plc *	16,537	1,174,127
BorgWarner, Inc.	35,883	1,175,886
Ford Motor Co.	247,528	3,007,465
General Motors Co.	74,489	3,316,995
Gentex Corp.	50,398	1,728,652
Genuine Parts Co.	12,662	1,990,593
Lear Corp.	10,937	1,376,640
LKQ Corp.	35,190	1,517,745
Phinia, Inc.	22,984	896,376
		16,184,479
Banks — 5.2%
Bank of America Corp.	79,393	2,938,335
Bank OZK	21,313	951,625
BOK Financial Corp.	6,866	609,220
Citigroup, Inc.	87,382	5,359,138
Citizens Financial Group, Inc.	64,464	2,198,867
Columbia Banking System, Inc.	50,308	946,293
Comerica, Inc.	26,299	1,319,421
Fifth Third Bancorp	55,658	2,029,291
First Hawaiian, Inc.	41,002	864,732
First Horizon Corp.	72,828	1,086,594
FNB Corp.	102,895	1,372,619
Huntington Bancshares, Inc.	135,082	1,819,555
KeyCorp	93,187	1,350,280
M&T Bank Corp.	10,655	1,538,475
New York Community Bancorp, Inc. (a)	469,619	1,244,490
PNC Financial Services Group, Inc. (The)	5,108	782,852
Popular, Inc. (Puerto Rico)	20,898	1,776,121
Prosperity Bancshares, Inc.	15,346	950,992
Regions Financial Corp.	86,090	1,658,954
Synovus Financial Corp.	32,804	1,174,055
Truist Financial Corp.	84,673	3,179,471
US Bancorp	68,676	2,790,306
Webster Financial Corp.	21,607	947,035
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
Western Alliance Bancorp	20,102	1,142,397
Zions Bancorp NA	25,292	1,031,408
		41,062,526
Beverages — 0.3%
Keurig Dr Pepper, Inc.	31,060	1,046,722
Molson Coors Beverage Co., Class B	27,351	1,566,118
		2,612,840
Chemicals — 0.9%
CF Industries Holdings, Inc.	5,211	411,512
Dow, Inc.	41,671	2,371,080
Huntsman Corp.	12,159	290,114
LyondellBasell Industries NV, Class A	23,885	2,387,783
Mosaic Co. (The)	60,212	1,890,055
		7,350,544
Construction & Materials — 1.0%
Acuity Brands, Inc.	5,213	1,294,388
Builders FirstSource, Inc. *	11,657	2,131,133
Fortune Brands Innovations, Inc.	13,780	1,007,318
MDU Resources Group, Inc.	61,084	1,508,775
Owens Corning	13,187	2,218,185
		8,159,799
Consumer Services — 0.8%
eBay, Inc.	46,328	2,387,745
Grand Canyon Education, Inc. *	157	20,413
H&R Block, Inc. (a)	36,746	1,735,514
Service Corp. International	26,239	1,881,599
U-Haul Holding Co. * (a)	5,393	340,999
		6,366,270
Electricity — 2.1%
Avangrid, Inc.	18,955	692,426
Brookfield Renewable Corp.	15,682	364,450
Clearway Energy, Inc., Class C	28,535	667,148
Consolidated Edison, Inc.	26,841	2,533,790
Dominion Energy, Inc.	13,705	698,681
Entergy Corp.	22,295	2,378,208
Evergy, Inc.	39,171	2,054,519
Hawaiian Electric Industries, Inc.	131,570	1,295,965
OGE Energy Corp.	54,516	1,888,979
Pinnacle West Capital Corp. (a)	23,085	1,700,210
PPL Corp.	73,814	2,026,933
		16,301,309
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	191

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — 1.6%
Crane Co.	3,210	449,432
Crane NXT Co.	20,179	1,227,085
Johnson Controls International plc	47,206	3,071,694
nVent Electric plc	28,442	2,049,815
Pentair plc	25,298	2,000,819
Sensata Technologies Holding plc	48,302	1,850,450
WESCO International, Inc.	11,800	1,802,450
		12,451,745
Finance & Credit Services — 0.7%
Ally Financial, Inc.	50,845	1,949,906
MGIC Investment Corp.	89,600	1,817,088
OneMain Holdings, Inc.	31,613	1,647,353
		5,414,347
Food Producers — 2.4%
Archer-Daniels-Midland Co.	34,510	2,024,357
Bunge Global SA	10,463	1,064,715
Campbell Soup Co.	37,343	1,706,949
Conagra Brands, Inc.	66,685	2,052,564
General Mills, Inc.	37,071	2,612,023
Ingredion, Inc.	9,404	1,077,604
J M Smucker Co. (The)	12,423	1,426,782
Kellanova	19,449	1,125,319
Kraft Heinz Co. (The)	66,507	2,567,835
Post Holdings, Inc. *	9,936	1,054,706
Tyson Foods, Inc., Class A	27,880	1,690,922
		18,403,776
Gas, Water & Multi-utilities — 0.4%
National Fuel Gas Co.	28,495	1,513,084
UGI Corp.	70,796	1,809,546
		3,322,630
General Industrials — 3.1%
3M Co.	23,180	2,237,102
Amcor plc	197,140	1,762,432
Berry Global Group, Inc.	25,430	1,440,355
Crown Holdings, Inc.	24,077	1,976,000
Dover Corp.	12,234	2,193,556
DuPont de Nemours, Inc.	33,326	2,416,135
Graphic Packaging Holding Co.	72,439	1,872,548
Packaging Corp. of America	11,523	1,993,249
Parker-Hannifin Corp.	6,865	3,740,807
Silgan Holdings, Inc.	36,299	1,693,711
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
Sonoco Products Co.	20,302	1,137,927
WestRock Co.	43,521	2,087,267
		24,551,089
Health Care Providers — 4.2%
Centene Corp. *	27,864	2,035,744
Cigna Group (The)	13,629	4,866,098
Elevance Health, Inc.	10,477	5,537,933
Encompass Health Corp.	13,473	1,123,379
Humana, Inc.	6,361	1,921,594
Premier, Inc., Class A (a)	36,540	762,955
Tenet Healthcare Corp. *	11,258	1,264,161
UnitedHealth Group, Inc.	27,695	13,396,071
Universal Health Services, Inc., Class B	11,086	1,889,387
		32,797,322
Household Goods & Home Construction — 1.9%
DR Horton, Inc.	19,640	2,798,504
Leggett & Platt, Inc.	64,592	1,167,177
Lennar Corp., Class A	17,245	2,614,687
Newell Brands, Inc.	115,941	920,572
NVR, Inc. *	208	1,547,281
PulteGroup, Inc.	20,840	2,321,993
Toll Brothers, Inc.	16,768	1,997,236
Whirlpool Corp.	15,325	1,453,729
		14,821,179
Industrial Engineering — 2.2%
AGCO Corp.	16,303	1,861,640
Brunswick Corp.	20,179	1,627,234
Caterpillar, Inc.	18,484	6,184,192
CNH Industrial NV	159,578	1,819,189
Cummins, Inc.	10,206	2,883,093
Snap-on, Inc.	7,328	1,963,611
Stanley Black & Decker, Inc.	11,946	1,091,864
		17,430,823
Industrial Materials — 0.2%
International Paper Co.	41,486	1,449,521
Industrial Metals & Mining — 0.6%
Cleveland-Cliffs, Inc. *	11,014	186,137
Nucor Corp.	15,833	2,668,335
Reliance, Inc.	6,706	1,909,332
		4,763,804
Industrial Support Services — 2.0%
ADT, Inc.	88,325	574,113
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Capital One Financial Corp.	23,359	3,350,381
Fidelity National Information Services, Inc.	12,435	844,585
Gates Industrial Corp. plc *	37,312	657,437
Genpact Ltd.	24,253	745,537
ManpowerGroup, Inc.	23,168	1,748,026
MSC Industrial Direct Co., Inc., Class A	17,349	1,582,923
NCR Atleos Corp. *	27,461	547,298
Robert Half, Inc.	22,844	1,579,434
Synchrony Financial	51,102	2,247,466
Western Union Co. (The)	128,976	1,733,437
		15,610,637
Industrial Transportation — 1.7%
Allison Transmission Holdings, Inc.	23,808	1,751,078
FedEx Corp.	13,616	3,564,397
Oshkosh Corp.	15,673	1,759,608
PACCAR, Inc.	29,867	3,169,187
Ryder System, Inc.	14,997	1,827,385
Schneider National, Inc., Class B	29,658	613,327
Union Pacific Corp.	2,027	480,723
		13,165,705
Investment Banking & Brokerage Services — 1.3%
Bank of New York Mellon Corp. (The)	49,955	2,821,958
Franklin Resources, Inc.	53,496	1,221,849
Invesco Ltd.	81,945	1,161,161
Janus Henderson Group plc	38,090	1,189,170
Jefferies Financial Group, Inc.	42,867	1,845,853
State Street Corp.	25,989	1,883,942
		10,123,933
Leisure Goods — 0.9%
Garmin Ltd.	16,247	2,347,204
Harley-Davidson, Inc.	47,606	1,637,170
Polaris, Inc.	10,016	852,963
Pool Corp.	3,168	1,148,495
Thor Industries, Inc.	13,884	1,380,347
		7,366,179
Life Insurance — 1.0%
Corebridge Financial, Inc. (a)	47,645	1,265,451
Principal Financial Group, Inc.	23,509	1,860,503
Prudential Financial, Inc.	25,706	2,839,999
Unum Group	36,476	1,849,333
		7,815,286
INVESTMENTS	SHARES	VALUE ($)

Media — 1.4%
Fox Corp., Class A	52,546	1,629,451
Interpublic Group of Cos., Inc. (The)	47,976	1,460,389
Liberty Media Corp-Liberty SiriusXM *	39,794	957,444
News Corp., Class A	72,003	1,713,671
Nexstar Media Group, Inc.	10,696	1,712,002
Omnicom Group, Inc.	21,397	1,986,498
Paramount Global, Class B	83,574	951,908
Sirius XM Holdings, Inc. (a)	202,122	594,239
		11,005,602
Medical Equipment & Services — 1.7%
Baxter International, Inc.	33,533	1,353,727
Becton Dickinson & Co.	2,361	553,891
Henry Schein, Inc. *	8,197	567,888
Laboratory Corp. of America Holdings	6,106	1,229,565
Medtronic plc	55,136	4,424,113
Quest Diagnostics, Inc.	14,024	1,937,836
QuidelOrtho Corp. *	345	13,990
Revvity, Inc.	10,070	1,031,873
Solventum Corp. *	5,819	378,293
Teleflex, Inc.	3,276	683,865
Zimmer Biomet Holdings, Inc.	12,311	1,480,767
		13,655,808
Mortgage Real Estate Investment Trusts — 0.7%
AGNC Investment Corp. (a)	109,009	997,432
Annaly Capital Management, Inc.	82,286	1,542,040
Rithm Capital Corp.	160,039	1,779,634
Starwood Property Trust, Inc. (a)	75,633	1,434,758
		5,753,864
Non-life Insurance — 1.4%
American International Group, Inc.	43,577	3,281,784
Assured Guaranty Ltd.	18,987	1,456,303
Axis Capital Holdings Ltd.	15,390	943,869
Fidelity National Financial, Inc.	14,932	739,134
First American Financial Corp.	26,341	1,411,087
Old Republic International Corp.	57,632	1,720,891
Reinsurance Group of America, Inc.	8,285	1,549,212
		11,102,280
Non-Renewable Energy — 4.1%
Chesapeake Energy Corp. (a)	22,030	1,980,056
Chevron Corp.	38,381	6,189,704
Coterra Energy, Inc.	76,211	2,085,133
Diamondback Energy, Inc.	2,703	543,654
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	193

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
HF Sinclair Corp.	31,232	1,694,336
Kinder Morgan, Inc.	135,499	2,476,922
Marathon Oil Corp.	71,502	1,919,829
Marathon Petroleum Corp.	20,519	3,728,713
Ovintiv, Inc.	34,700	1,780,804
Phillips 66	24,570	3,518,670
Pioneer Natural Resources Co.	13,539	3,646,323
Valero Energy Corp.	13,879	2,218,836
		31,782,980
Personal Care, Drug & Grocery Stores — 1.2%
Albertsons Cos., Inc., Class A	75,253	1,535,161
CVS Health Corp.	60,949	4,126,857
Kroger Co. (The)	47,302	2,619,585
Spectrum Brands Holdings, Inc.	9,890	809,694
		9,091,297
Personal Goods — 1.1%
Carter's, Inc.	20,879	1,428,332
Columbia Sportswear Co. (a)	10,741	855,306
Crocs, Inc. *	8,975	1,116,221
PVH Corp.	13,352	1,452,698
Ralph Lauren Corp.	9,788	1,601,708
Tapestry, Inc.	40,663	1,623,267
VF Corp.	38,367	478,053
		8,555,585
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.0%
Amgen, Inc.	18,835	5,159,660
Bristol-Myers Squibb Co.	79,537	3,494,856
Fortrea Holdings, Inc. *	24,784	906,847
Gilead Sciences, Inc.	52,507	3,423,456
Jazz Pharmaceuticals plc *	7,152	792,084
Johnson & Johnson	72,533	10,487,546
Maravai LifeSciences Holdings, Inc., Class A *	49,044	402,161
Merck & Co., Inc.	90,287	11,666,886
Organon & Co.	28,889	537,624
Perrigo Co. plc	33,971	1,109,493
Pfizer, Inc.	219,449	5,622,283
United Therapeutics Corp. *	5,917	1,386,531
Viatris, Inc.	156,457	1,810,208
		46,799,635
Real Estate Investment Trusts — 2.6%
Brixmor Property Group, Inc.	2,410	53,261
Cousins Properties, Inc.	34,055	781,222
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
EPR Properties	40,344	1,637,563
Equity Residential	18,688	1,203,507
Gaming and Leisure Properties, Inc.	19,241	822,168
Highwoods Properties, Inc. (a)	66,983	1,754,954
Host Hotels & Resorts, Inc.	38,409	724,778
Kilroy Realty Corp.	31,139	1,052,498
Kimco Realty Corp.	81,959	1,526,896
Medical Properties Trust, Inc. (a)	130,266	599,224
NET Lease Office Properties	5,902	134,920
NNN REIT, Inc.	22,001	891,700
Omega Healthcare Investors, Inc. (a)	51,636	1,570,251
Park Hotels & Resorts, Inc.	74,248	1,197,620
Regency Centers Corp.	15,691	929,221
Simon Property Group, Inc.	16,117	2,264,922
VICI Properties, Inc.	81,149	2,316,804
WP Carey, Inc.	13,238	725,972
		20,187,481
Retailers — 3.9%
Advance Auto Parts, Inc.	14,827	1,082,074
AutoNation, Inc. *	9,729	1,567,828
Bath & Body Works, Inc.	28,116	1,277,029
Best Buy Co., Inc.	24,865	1,831,059
Capri Holdings Ltd. *	22,975	815,153
Dick's Sporting Goods, Inc.	10,587	2,127,352
Gap, Inc. (The)	75,076	1,540,560
Home Depot, Inc. (The)	18,965	6,338,482
Kohl's Corp. (a)	46,855	1,121,709
Lithia Motors, Inc., Class A	5,366	1,365,003
Macy's, Inc.	90,751	1,672,541
Murphy USA, Inc.	3,065	1,268,358
Nordstrom, Inc. (a)	60,891	1,157,538
Penske Automotive Group, Inc. (a)	9,235	1,412,124
Target Corp.	18,314	2,948,188
Victoria's Secret & Co. *	38,394	676,502
Williams-Sonoma, Inc. (a)	8,730	2,503,589
		30,705,089
Software & Computer Services — 17.6%
Akamai Technologies, Inc. *	18,976	1,915,248
Alphabet, Inc., Class A *	116,160	18,908,525
Amdocs Ltd.	20,944	1,759,087
ANSYS, Inc. *	4,881	1,585,739
AppLovin Corp., Class A *	31,648	2,233,399
Bentley Systems, Inc., Class B	13,779	723,811
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
CACI International, Inc., Class A *	4,980	2,003,105
Clarivate plc * (a)	221,733	1,498,915
Cognizant Technology Solutions Corp., Class A	35,554	2,335,187
Concentrix Corp. (a)	22,747	1,243,578
DocuSign, Inc. *	20,220	1,144,452
Dolby Laboratories, Inc., Class A	21,089	1,637,772
Dropbox, Inc., Class A *	73,653	1,705,803
Dun & Bradstreet Holdings, Inc.	158,309	1,440,612
DXC Technology Co. *	79,200	1,543,608
EPAM Systems, Inc. *	6,883	1,619,295
F5, Inc. *	10,169	1,681,037
Gen Digital, Inc.	89,747	1,807,505
GoDaddy, Inc., Class A *	18,278	2,236,862
Hewlett Packard Enterprise Co.	141,793	2,410,481
IAC, Inc. *	7,424	353,085
International Business Machines Corp.	36,330	6,038,046
Intuit, Inc.	10,767	6,736,051
KBR, Inc.	30,622	1,988,593
Leidos Holdings, Inc.	16,639	2,333,121
Maplebear, Inc. *	17,287	590,005
Match Group, Inc. *	52,555	1,619,745
Meta Platforms, Inc., Class A	43,958	18,909,413
Microsoft Corp.	38,347	14,929,637
NCR Voyix Corp. *	135,118	1,655,195
Okta, Inc. *	14,146	1,315,295
Oracle Corp.	61,206	6,962,182
Paycom Software, Inc.	10,176	1,912,884
Pegasystems, Inc.	8,623	512,379
Roper Technologies, Inc.	6,135	3,137,807
Salesforce, Inc.	27,032	7,269,986
Science Applications International Corp.	12,878	1,657,399
SS&C Technologies Holdings, Inc.	31,416	1,944,336
Teradata Corp. *	35,270	1,308,517
Twilio, Inc., Class A *	31,492	1,885,741
Zoom Video Communications, Inc., Class A *	30,388	1,856,707
ZoomInfo Technologies, Inc. *	103,430	1,640,400
		137,990,545
Technology Hardware & Equipment — 14.9%
Allegro MicroSystems, Inc. (Japan) *	26,569	788,834
Amphenol Corp., Class A	32,330	3,904,494
Analog Devices, Inc.	23,337	4,681,636
Apple, Inc.	88,649	15,099,584
Applied Materials, Inc.	33,173	6,589,816
Arrow Electronics, Inc. *	14,879	1,899,602
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Avnet, Inc.	36,196	1,768,899
Broadcom, Inc.	11,379	14,795,772
CDW Corp.	10,562	2,554,525
Cirrus Logic, Inc. *	18,697	1,655,993
Coherent Corp. *	29,011	1,584,871
Corning, Inc.	72,222	2,410,770
GLOBALFOUNDRIES, Inc. * (a)	30,956	1,513,129
HP, Inc.	80,653	2,265,543
Intel Corp.	165,719	5,049,458
IPG Photonics Corp. *	15,485	1,300,430
Jabil, Inc.	14,603	1,713,808
KLA Corp.	6,378	4,396,292
Lam Research Corp.	5,653	5,056,100
Marvell Technology, Inc.	46,577	3,069,890
Microchip Technology, Inc.	34,487	3,172,114
NetApp, Inc.	21,380	2,185,250
ON Semiconductor Corp. *	32,762	2,298,582
Qorvo, Inc. *	16,277	1,901,805
QUALCOMM, Inc.	43,929	7,285,625
Skyworks Solutions, Inc.	19,786	2,108,990
TD SYNNEX Corp.	16,872	1,988,196
Teradyne, Inc.	19,721	2,293,947
Texas Instruments, Inc.	37,164	6,556,473
Universal Display Corp.	10,534	1,664,161
Vertiv Holdings Co., Class A	33,265	3,093,645
		116,648,234
Telecommunications Equipment — 0.8%
Cisco Systems, Inc.	131,067	6,157,528
Telecommunications Service Providers — 1.2%
AT&T, Inc.	279,487	4,720,536
Comcast Corp., Class A	96,830	3,690,191
Verizon Communications, Inc.	22,690	896,028
		9,306,755
Tobacco — 1.0%
Altria Group, Inc.	90,791	3,977,554
Philip Morris International, Inc.	39,965	3,794,277
		7,771,831
Travel & Leisure — 2.0%
Aramark	32,079	1,010,809
Boyd Gaming Corp.	22,668	1,212,965
Caesars Entertainment, Inc. *	21,761	779,479
Darden Restaurants, Inc.	12,418	1,905,045
Delta Air Lines, Inc.	37,664	1,885,836
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	195

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Marriott Vacations Worldwide Corp.	17,996	1,729,596
MGM Resorts International *	40,418	1,594,086
Travel + Leisure Co.	30,862	1,343,731
United Airlines Holdings, Inc. *	27,903	1,435,888
Vail Resorts, Inc.	4,057	768,274
Wendy's Co. (The)	66,850	1,336,332
Wyndham Hotels & Resorts, Inc.	12,562	923,433
		15,925,474
Total Common Stocks (Cost $756,480,348)		782,070,842
Short-Term Investments — 2.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $1,515,338)	1,515,338	1,515,338
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.47% (b) (c)	16,289,275	16,290,904
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	2,305,678	2,305,678
Total Investment of Cash Collateral from Securities Loaned (Cost $18,598,240)		18,596,582
Total Short-Term Investments (Cost $20,113,578)		20,111,920
Total Investments — 102.3% (Cost $776,593,926)		802,182,762
Liabilities in Excess of Other Assets — (2.3)%		(17,858,660)
NET ASSETS — 100.0%		784,324,102

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $17,697,964.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	7	06/21/2024	USD	1,772,663	(47,027)

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	197

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
ASSETS:
Investments in non-affiliates, at value	$6,920,516,013	$4,446,964,670	$570,498,873	$7,479,478,558
Investments in affiliates, at value	—	—	6,819,830	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	89,929,810	5,874,135	526,874	291,466,692
Cash	—	11,955	914,699	172,953
Foreign currency, at value	20,559,454	16,985,844	120,667	44,380,073
Deposits at broker for futures contracts	1,888,022	1,482,410	204,125	6,271,078
Segregated cash balance with Authorized Participant for deposit securities	2,899,869	—	—	—
Receivables:
Investment securities sold	—	61	—	—
Dividends from non-affiliates	19,079,411	5,013,531	715,300	23,759,782
Dividends from affiliates	—	—	981	—
Tax reclaims	—	92,427	36,392	31,464,028
Securities lending income (See Note 2.C.)	313,580	2,987	6,206	145,171
Total Assets	7,055,186,159	4,476,428,020	579,843,947	7,877,138,335
LIABILITIES:
Payables:
Due to custodian	3,880	—	—	—
Investment securities purchased	—	—	2	—
Collateral received on securities loaned (See Note 2.C.)	89,929,810	5,874,135	526,874	291,466,692
Variation margin on futures contracts	430,035	79,852	61,200	1,122,821
Collateral upon return of deposit securities	2,899,869	—	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	1,110,436	714,523	69,908	609,556
Deferred foreign capital gains tax	—	—	4,246,611	—
Total Liabilities	94,374,030	6,668,510	4,904,595	293,199,069
Net Assets	$6,960,812,129	$4,469,759,510	$574,939,352	$7,583,939,266
NET ASSETS:
Paid-in-Capital	$5,975,430,626	$5,112,913,270	$550,183,764	$7,804,444,409
Total distributable earnings (loss)	985,381,503	(643,153,760)	24,755,588	(220,505,143)
Total Net Assets	$6,960,812,129	$4,469,759,510	$574,939,352	$7,583,939,266
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	108,248,911	95,598,641	11,400,000	131,049,596
Net asset value, per share	$64.30	$46.76	$50.43	$57.87
Cost of investments in non-affiliates	$5,738,303,526	$4,718,795,251	$541,250,148	$7,373,940,099
Cost of investments in affiliates	—	—	6,819,830	—
Cost of foreign currency	20,681,906	16,866,878	119,373	44,359,183
Investment securities on loan, at value (See Note 2.C.)	81,758,457	5,342,700	152,773	269,215,464
Cost of investment of cash collateral (See Note 2.C.)	89,929,810	5,874,935	526,874	291,473,953
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$3,924,061,746	$11,128,390,816	$3,027,914,210	$1,570,903,655
Investments in affiliates, at value	31,381,914	—	61,231,342	12,042,783
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	99,996,333	19,855,632	28,611,267	84,290,420
Cash	187,720	58,239	87,351	44,033
Foreign currency, at value	301,994	27,938,009	—	—
Deposits at broker for futures contracts	1,736,975	6,507,931	1,096,000	691,000
Receivables:
Investment securities sold	—	219,420	—	—
Interest from non-affiliates	—	—	5,123	—
Dividends from non-affiliates	16,890,452	94,305,219	1,792,091	613,113
Dividends from affiliates	4,516	—	3,220	1,733
Tax reclaims	7,217,294	—	—	—
Securities lending income (See Note 2.C.)	46,476	15,568	7,142	23,785
Variation margin on futures contracts	—	1,713,004	—	—
Total Assets	4,081,825,420	11,279,003,838	3,120,747,746	1,668,610,522
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	99,996,333	19,855,632	28,611,267	84,290,420
Variation margin on futures contracts	791,917	—	378,962	227,194
Accrued liabilities:
Management fees (See Note 3.A.)	222,999	1,798,917	48,055	90,391
Total Liabilities	101,011,249	21,654,549	29,038,284	84,608,005
Net Assets	$3,980,814,171	$11,257,349,289	$3,091,709,462	$1,584,002,517
NET ASSETS:
Paid-in-Capital	$3,543,693,869	$10,892,435,225	$2,674,869,485	$1,689,466,963
Total distributable earnings (loss)	437,120,302	364,914,064	416,839,977	(105,464,446)
Total Net Assets	$3,980,814,171	$11,257,349,289	$3,091,709,462	$1,584,002,517
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	68,400,000	203,197,548	34,100,000	18,375,000
Net asset value, per share	$58.20	$55.40	$90.67	$86.20
Cost of investments in non-affiliates	$3,451,212,546	$10,355,489,844	$2,591,230,236	$1,444,442,509
Cost of investments in affiliates	31,381,914	—	51,457,049	12,042,783
Cost of foreign currency	304,690	28,564,974	—	—
Investment securities on loan, at value (See Note 2.C.)	92,572,419	18,842,417	27,667,394	79,189,425
Cost of investment of cash collateral (See Note 2.C.)	99,998,033	19,855,867	28,617,265	84,302,162
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	199

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$443,873,464	$5,082,851	$314,420,933	$359,620,446
Investments in affiliates, at value	5,327,256	8,574	401,232	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	26,776,917	—	—	4,258,768
Cash	21,128	36	936,688	357,057
Foreign currency, at value	—	—	107,508	—
Deposits at broker for futures contracts	374,000	—	21,389	90,180
Receivables:
Investment securities sold	—	—	6	—
Interest from non-affiliates	—	68	—	—
Dividends from non-affiliates	174,218	2,730	713,353	2,146,814
Dividends from affiliates	767	1	58	—
Tax reclaims	—	—	35,281	810,005
Securities lending income (See Note 2.C.)	39,780	—	—	3,553
Total Assets	476,587,530	5,094,260	316,636,448	367,286,823
LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—	—	—	26,833
Investment securities purchased	—	—	415,938	—
Collateral received on securities loaned (See Note 2.C.)	26,776,917	—	—	4,258,768
Variation margin on futures contracts	115,881	—	3,600	34,335
Accrued liabilities:
Management fees (See Note 3.A.)	33,042	637	112,968	113,946
Deferred foreign capital gains tax	—	—	1,442,024	—
Total Liabilities	26,925,840	637	1,974,530	4,433,882
Net Assets	$449,661,690	$5,093,623	$314,661,918	$362,852,941
NET ASSETS:
Paid-in-Capital	$545,537,678	$7,024,000	$323,552,767	$526,871,060
Total distributable earnings (loss)	(95,875,988)	(1,930,377)	(8,890,849)	(164,018,119)
Total Net Assets	$449,661,690	$5,093,623	$314,661,918	$362,852,941
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	7,650,000	75,000	5,800,000	6,600,000
Net asset value, per share	$58.78	$67.91	$54.25	$54.98
Cost of investments in non-affiliates	$459,836,640	$4,752,336	$277,752,218	$354,747,316
Cost of investments in affiliates	5,327,256	8,574	401,232	—
Cost of foreign currency	—	—	106,717	—
Investment securities on loan, at value (See Note 2.C.)	25,267,248	—	—	4,017,022
Cost of investment of cash collateral (See Note 2.C.)	26,781,822	—	—	4,258,883
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF
ASSETS:
Investments in non-affiliates, at value	$423,487,108	$359,015,147	$469,771,578	$844,218,922
Investments in affiliates, at value	905,882	701,532	446,703	1,213,737
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	8,572,900	35,806,449	—
Cash	—	2,227	—	4,125
Deposits at broker for futures contracts	117,000	86,300	233,000	225,140
Receivables:
Interest from non-affiliates	10,633	9,299	—	—
Dividends from non-affiliates	444,729	278,799	213,694	335,415
Dividends from affiliates	130	101	64	175
Securities lending income (See Note 2.C.)	137	1,190	17,468	1
Total Assets	424,965,619	368,667,495	506,488,956	845,997,515
LIABILITIES:
Payables:
Due to custodian	12,798	—	10,415	—
Collateral received on securities loaned (See Note 2.C.)	—	8,572,900	35,806,449	—
Variation margin on futures contracts	16,465	14,031	10,372	23,071
Accrued liabilities:
Management fees (See Note 3.A.)	64,064	72,442	112,183	84,460
Total Liabilities	93,327	8,659,373	35,939,419	107,531
Net Assets	$424,872,292	$360,008,122	$470,549,537	$845,889,984
NET ASSETS:
Paid-in-Capital	$409,460,570	$357,038,010	$498,532,293	$801,698,183
Total distributable earnings (loss)	15,411,722	2,970,112	(27,982,756)	44,191,801
Total Net Assets	$424,872,292	$360,008,122	$470,549,537	$845,889,984
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,975,000	3,825,000	11,000,000	16,925,000
Net asset value, per share	$106.89	$94.12	$42.78	$49.98
Cost of investments in non-affiliates	$366,431,680	$332,793,444	$453,374,656	$782,651,197
Cost of investments in affiliates	905,882	701,532	446,703	1,213,737
Investment securities on loan, at value (See Note 2.C.)	—	8,192,524	33,126,060	—
Cost of investment of cash collateral (See Note 2.C.)	—	8,574,030	35,813,377	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	201

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$4,013,813,539	$782,070,842
Investments in affiliates, at value	8,565,577	1,515,338
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	59,263,391	18,596,582
Cash	16,609	4,811
Deposits at broker for futures contracts	330,400	222,800
Receivables:
Fund shares sold	24,180	—
Interest from non-affiliates	—	11,142
Dividends from non-affiliates	2,931,453	593,382
Dividends from affiliates	1,233	218
Securities lending income (See Note 2.C.)	53,262	13,774
Total Assets	4,084,999,644	803,028,889
LIABILITIES:
Payables:
Investment securities purchased	6,881,499	—
Collateral received on securities loaned (See Note 2.C.)	59,263,391	18,596,582
Variation margin on futures contracts	45,223	28,800
Accrued liabilities:
Management fees (See Note 3.A.)	394,317	79,405
Total Liabilities	66,584,430	18,704,787
Net Assets	$4,018,415,214	$784,324,102
NET ASSETS:
Paid-in-Capital	$3,627,486,171	$808,140,799
Total distributable earnings (loss)	390,929,043	(23,816,697)
Total Net Assets	$4,018,415,214	$784,324,102
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	80,250,000	19,900,000
Net asset value, per share	$50.07	$39.41
Cost of investments in non-affiliates	$3,716,542,859	$756,480,348
Cost of investments in affiliates	8,565,577	1,515,338
Investment securities on loan, at value (See Note 2.C.)	56,687,542	17,697,964
Cost of investment of cash collateral (See Note 2.C.)	59,272,213	18,598,240
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$52,953	$42,239	$4,610	$55,244
Interest income from affiliates	4,537	71,320	5,211	102,444
Dividend income from non-affiliates	105,734,649	79,173,713	6,021,305	128,822,386
Dividend income from affiliates	—	—	134,819	—
Income from securities lending (net) (See Note 2.C.)	2,120,782	57,950	11,751	435,520
Foreign taxes withheld (net)	(15,207,152)	(821,102)	(691,074)	(14,017,804)
Total investment income	92,705,769	78,524,120	5,486,622	115,397,790
EXPENSES:
Management fees (See Note 3.A.)	6,254,380	4,017,987	406,315	2,975,476
Interest expense to non-affiliates	—	1,190	247	3,423
Interest expense to affiliates	331	3,456	1,197	1,486
Total expenses	6,254,711	4,022,633	407,759	2,980,385
Net investment income (loss)	86,451,058	74,501,487	5,078,863	112,417,405
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(36,877,196)	(44,540,469)	(697,660)(a)	(68,036,799)
In-kind redemptions of investments in non-affiliates (See Note 4)	9,513,888	8,465,630	—	—
Futures contracts	5,737,248	3,454,542	259,623	7,575,650
Foreign currency transactions	409,590	1,355,968	(44,391)	785,386
Net realized gain (loss)	(21,216,470)	(31,264,329)	(482,428)	(59,675,763)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	956,127,068	323,706,573	62,114,939 (b)	930,542,112
Investments in affiliates	—	(800)	—	(7,261)
Futures contracts	418,301	(242,635)	237,526	3,210,580
Foreign currency translations	(7,204)	13,151	(11,530)	(341,368)
Change in net unrealized appreciation/depreciation	956,538,165	323,476,289	62,340,935	933,404,063
Net realized/unrealized gains (losses)	935,321,695	292,211,960	61,858,507	873,728,300
Change in net assets resulting from operations	$1,021,772,753	$366,713,447	$66,937,370	$986,145,705

(a)
Net of foreign capital gains tax of $(80,560).
(b)
Net of change in foreign capital gains tax of $(3,816,582).
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	203

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$9,307	$—	$29,736	$20,119
Interest income from affiliates	3,761	424	482	380
Dividend income from non-affiliates	64,775,251	125,577,112	20,469,829	10,362,604
Dividend income from affiliates	670,934	—	880,005	286,899
Income from securities lending (net) (See Note 2.C.)	168,288	170,380	77,509	277,059
Foreign taxes withheld (net)	(6,171,484)	(12,553,087)	—	—
Total investment income	59,456,057	113,194,829	21,457,561	10,947,061
EXPENSES:
Management fees (See Note 3.A.)	1,361,715	9,883,847	266,213	547,663
Interest expense to non-affiliates	—	8,821	928	1,119
Interest expense to affiliates	1,637	81,092	—	1,855
Total expenses	1,363,352	9,973,760	267,141	550,637
Net investment income (loss)	58,092,705	103,221,069	21,190,420	10,396,424
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(29,677,428)	(113,037,642)	(4,750,726)	(16,110,431)
Investments in affiliates	—	—	2,103	—
In-kind redemptions of investments in non-affiliates (See Note 4)	73,864,698	72,305,296	12,139,887	71,942,420
In-kind redemptions of investments in affiliates (See Note 4)	—	—	154,275	—
Futures contracts	5,088,453	5,401,608	2,812,173	2,877,389
Foreign currency transactions	95,109	933,017	—	—
Net realized gain (loss)	49,370,832	(34,397,721)	10,357,712	58,709,378
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	493,938,704	1,458,902,054	438,402,734	240,121,895
Investments in affiliates	(1,700)	(235)	9,486,098	(9,243)
Futures contracts	776,748	1,633,676	274,926	833,671
Foreign currency translations	(329,972)	(2,718,782)	—	—
Change in net unrealized appreciation/depreciation	494,383,780	1,457,816,713	448,163,758	240,946,323
Net realized/unrealized gains (losses)	543,754,612	1,423,418,992	458,521,470	299,655,701
Change in net assets resulting from operations	$601,847,317	$1,526,640,061	$479,711,890	$310,052,125
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$13,214	$296	$427	$4,697
Interest income from affiliates	242	2	3,949	1,434
Dividend income from non-affiliates	3,718,342	34,960	4,981,195	6,917,055
Dividend income from affiliates	162,672	343	13,530	17,320
Income from securities lending (net) (See Note 2.C.)	480,953	—	—	19,357
Foreign taxes withheld (net)	—	—	(409,817)	(559,120)
Total investment income	4,375,423	35,601	4,589,284	6,400,743
EXPENSES:
Management fees (See Note 3.A.)	291,851	3,802	654,137	684,851
Interest expense to non-affiliates	387	1	—	—
Interest expense to affiliates	1,211	—	1,347	153
Total expenses	293,449	3,803	655,484	685,004
Net investment income (loss)	4,081,974	31,798	3,933,800	5,715,739
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(84,100,770)	(69,135)	(2,166,091)(a)	(1,461,975)
Investments in affiliates	—	—	—	1,031
In-kind redemptions of investments in non-affiliates (See Note 4)	84,315,932	486,778	—	2,097,616
Futures contracts	1,168,131	3,337	30,624	229,845
Foreign currency transactions	—	—	(113,888)	(21,483)
Forward foreign currency exchange contracts	—	—	(1,176)	—
Net realized gain (loss)	1,383,293	420,980	(2,250,531)	845,034
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	131,225,291	539,809	37,922,327 (b)	44,788,303
Investments in affiliates	(4,205)	—	—	(146)
Futures contracts	58,288	743	31,425	22,758
Foreign currency translations	—	—	24,301	(29,444)
Change in net unrealized appreciation/depreciation	131,279,374	540,552	37,978,053	44,781,471
Net realized/unrealized gains (losses)	132,662,667	961,532	35,727,522	45,626,505
Change in net assets resulting from operations	$136,744,641	$993,330	$39,661,322	$51,342,244

(a)
Net of foreign capital gains tax of $(112,615).
(b)
Net of change in foreign capital gains tax of $(933,890).
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	205

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$12,055	$10,589	$3,419	$1,478
Interest income from affiliates	176	253	129	249
Dividend income from non-affiliates	5,240,062	3,950,290	4,646,959	2,979,157
Dividend income from affiliates	22,640	16,891	33,877	26,395
Income from securities lending (net) (See Note 2.C.)	12,685	22,113	142,573	479
Total investment income	5,287,618	4,000,136	4,826,957	3,007,758
EXPENSES:
Management fees (See Note 3.A.)	390,550	428,610	652,484	322,212
Interest expense to affiliates	112	1,942	1,182	975
Total expenses	390,662	430,552	653,666	323,187
Net investment income (loss)	4,896,956	3,569,584	4,173,291	2,684,571
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,660,185	(6,511,805)	(3,921,399)	(3,980,882)
In-kind redemptions of investments in non-affiliates (See Note 4)	15,064,577	14,789,974	11,438,938	30,209,374
Futures contracts	216,256	208,564	576,956	201,251
Net realized gain (loss)	16,941,018	8,486,733	8,094,495	26,429,743
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	51,439,456	44,773,302	49,093,873	48,177,703
Investments in affiliates	200	(931)	(6,028)	—
Futures contracts	(18,267)	(31,334)	28,143	(36,350)
Change in net unrealized appreciation/depreciation	51,421,389	44,741,037	49,115,988	48,141,353
Net realized/unrealized gains (losses)	68,362,407	53,227,770	57,210,483	74,571,096
Change in net assets resulting from operations	$73,259,363	$56,797,354	$61,383,774	$77,255,667
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$8,358	$14,089
Interest income from affiliates	762	174
Dividend income from non-affiliates	27,100,957	9,633,979
Dividend income from affiliates	177,817	45,733
Non-cash dividend income from non-affiliates	—	629,000
Income from securities lending (net) (See Note 2.C.)	786,025	186,995
Total investment income	28,073,919	10,509,970
EXPENSES:
Management fees (See Note 3.A.)	2,050,658	465,019
Interest expense to affiliates	362	534
Total expenses	2,051,020	465,553
Net investment income (loss)	26,022,899	10,044,417
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(15,100,496)	(10,918,956)
In-kind redemptions of investments in non-affiliates (See Note 4)	176,888,910	44,293,702
Futures contracts	1,288,412	461,827
Net realized gain (loss)	163,076,826	33,836,573
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	306,353,698	89,155,343
Investments in affiliates	(5,023)	(1,458)
Futures contracts	16,640	(34,456)
Change in net unrealized appreciation/depreciation	306,365,315	89,119,429
Net realized/unrealized gains (losses)	469,442,141	122,956,002
Change in net assets resulting from operations	$495,465,040	$133,000,419
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	207

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$86,451,058	$162,247,128	$74,501,487	$173,601,115
Net realized gain (loss)	(21,216,470)	117,082,989	(31,264,329)	(47,836,361)
Change in net unrealized appreciation/depreciation	956,538,165	(344,168,709)	323,476,289	7,518,922
Change in net assets resulting from operations	1,021,772,753	(64,838,592)	366,713,447	133,283,676
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(82,502,893)	(154,798,545)	(90,505,593)	(149,063,924)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	334,567,557	262,338,554	383,649,140	413,671,860
NET ASSETS:
Change in net assets	1,273,837,417	42,701,417	659,856,994	397,891,612
Beginning of period	5,686,974,712	5,644,273,295	3,809,902,516	3,412,010,904
End of period	$6,960,812,129	$5,686,974,712	$4,469,759,510	$3,809,902,516
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$364,949,824	$729,964,543	$426,995,331	$599,967,907
Cost of shares redeemed	(30,382,267)	(467,625,989)	(43,346,191)	(186,296,047)
Total change in net assets resulting from capital transactions	$334,567,557	$262,338,554	$383,649,140	$413,671,860
SHARE TRANSACTIONS:
Issued	5,650,000	12,300,000	9,050,000	11,550,000
Redeemed	(500,000)	(7,700,000)	(900,000)	(3,900,000)
Net increase (decrease) in shares from share transactions	5,150,000	4,600,000	8,150,000	7,650,000
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan BetaBuilders Emerging Markets Equity ETF		JPMorgan BetaBuilders Europe ETF
	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (a)	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,078,863	$7,160,694	$112,417,405	$240,438,252
Net realized gain (loss)	(482,428)	(1,025,916)	(59,675,763)	307,603,821
Change in net unrealized appreciation/depreciation	62,340,935	(37,361,086)	933,404,063	67,083,048
Change in net assets resulting from operations	66,937,370	(31,226,308)	986,145,705	615,125,121
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,360,472)	(6,595,002)	(54,906,374)	(236,546,537)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,956,840	521,226,924	1,509,339,360	1,237,094,232
NET ASSETS:
Change in net assets	91,533,738	483,405,614	2,440,578,691	1,615,672,816
Beginning of period	483,405,614	—	5,143,360,575	3,527,687,759
End of period	$574,939,352	$483,405,614	$7,583,939,266	$5,143,360,575
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$28,956,840	$521,696,199	$1,509,339,360	$5,755,955,092
Cost of shares redeemed	—	(469,275)	—	(4,518,860,860)
Total change in net assets resulting from capital transactions	$28,956,840	$521,226,924	$1,509,339,360	$1,237,094,232
SHARE TRANSACTIONS:
Issued	600,000	10,800,000	26,850,000	109,050,000
Redeemed	—	—	—	(85,750,000)
Net increase (decrease) in shares from share transactions	600,000	10,800,000	26,850,000	23,300,000

(a)
Commencement of operations was May 10, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	209

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders International Equity ETF		JPMorgan BetaBuilders Japan ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$58,092,705	$102,334,948	$103,221,069	$164,453,628
Net realized gain (loss)	49,370,832	24,661,242	(34,397,721)	(25,682,690)
Change in net unrealized appreciation/depreciation	494,383,780	261,606,407	1,457,816,713	946,314,427
Change in net assets resulting from operations	601,847,317	388,602,597	1,526,640,061	1,085,085,365
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(57,531,144)	(88,690,220)	(294,824,859)	(102,173,384)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(123,798,679)	550,286,782	1,228,224,153	1,603,160,390
NET ASSETS:
Change in net assets	420,517,494	850,199,159	2,460,039,355	2,586,072,371
Beginning of period	3,560,296,677	2,710,097,518	8,797,309,934	6,211,237,563
End of period	$3,980,814,171	$3,560,296,677	$11,257,349,289	$8,797,309,934
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$138,890,184	$829,640,586	$1,473,071,436	$1,810,441,192
Cost of shares redeemed	(262,688,863)	(279,353,804)	(244,847,283)	(207,280,802)
Total change in net assets resulting from capital transactions	$(123,798,679)	$550,286,782	$1,228,224,153	$1,603,160,390
SHARE TRANSACTIONS:
Issued	2,400,000	15,400,000	26,900,000	36,000,000
Redeemed	(4,600,000)	(5,400,000)	(4,400,000)	(4,300,000)
Net increase (decrease) in shares from share transactions	(2,200,000)	10,000,000	22,500,000	31,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan BetaBuilders U.S. Equity ETF		JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,190,420	$26,495,941	$10,396,424	$22,537,760
Net realized gain (loss)	10,357,712	24,298,633	58,709,378	(28,126,236)
Change in net unrealized appreciation/depreciation	448,163,758	63,499,407	240,946,323	(33,375,136)
Change in net assets resulting from operations	479,711,890	114,293,981	310,052,125	(38,963,612)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(20,476,522)	(24,912,196)	(11,212,570)	(22,224,476)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	459,435,595	807,133,106	(128,999,529)	84,786,233
NET ASSETS:
Change in net assets	918,670,963	896,514,891	169,840,026	23,598,145
Beginning of period	2,173,038,499	1,276,523,608	1,414,162,491	1,390,564,346
End of period	$3,091,709,462	$2,173,038,499	$1,584,002,517	$1,414,162,491
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$491,185,069	$995,179,712	$133,692,042	$549,541,390
Cost of shares redeemed	(31,749,474)	(188,046,606)	(262,691,571)	(464,755,157)
Total change in net assets resulting from capital transactions	$459,435,595	$807,133,106	$(128,999,529)	$84,786,233
SHARE TRANSACTIONS:
Issued	5,600,000	13,050,000	1,600,000	7,175,000
Redeemed	(350,000)	(2,600,000)	(3,125,000)	(6,050,000)
Net increase (decrease) in shares from share transactions	5,250,000	10,450,000	(1,525,000)	1,125,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	211

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF		JPMorgan Carbon Transition U.S. Equity ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,081,974	$11,065,965	$31,798	$303,381
Net realized gain (loss)	1,383,293	16,660,435	420,980	2,054,177
Change in net unrealized appreciation/depreciation	131,279,374	(89,898,651)	540,552	(163,996)
Change in net assets resulting from operations	136,744,641	(62,172,251)	993,330	2,193,562
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,264,310)	(10,398,310)	(62,006)	(313,724)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(304,541,528)	201,531,188	(1,510,840)	(17,154,380)
NET ASSETS:
Change in net assets	(174,061,197)	128,960,627	(579,516)	(15,274,542)
Beginning of period	623,722,887	494,762,260	5,673,139	20,947,681
End of period	$449,661,690	$623,722,887	$5,093,623	$5,673,139
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$182,756,627	$478,587,958	$1,749,948	$4,177,902
Cost of shares redeemed	(487,298,155)	(277,056,770)	(3,260,788)	(21,332,282)
Total change in net assets resulting from capital transactions	$(304,541,528)	$201,531,188	$(1,510,840)	$(17,154,380)
SHARE TRANSACTIONS:
Issued	3,200,000	8,625,000	25,000	75,000
Redeemed	(8,175,000)	(5,050,000)	(50,000)	(375,000)
Net increase (decrease) in shares from share transactions	(4,975,000)	3,575,000	(25,000)	(300,000)
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return International Equity ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,933,800	$11,177,230	$5,715,739	$22,166,755
Net realized gain (loss)	(2,250,531)	(4,876,927)	845,034	(2,043,729)
Change in net unrealized appreciation/depreciation	37,978,053	9,574,548	44,781,471	99,573,852
Change in net assets resulting from operations	39,661,322	15,874,851	51,342,244	119,696,878
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,685,104)	(10,712,059)	(9,856,428)	(21,332,208)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,186,798	100,409,884	(31,808,254)	(416,251,431)
NET ASSETS:
Change in net assets	45,163,016	105,572,676	9,677,562	(317,886,761)
Beginning of period	269,498,902	163,926,226	353,175,379	671,062,140
End of period	$314,661,918	$269,498,902	$362,852,941	$353,175,379
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$10,186,798	$119,933,807	$—	$35,996,019
Cost of shares redeemed	—	(19,523,923)	(31,808,254)	(452,247,450)
Total change in net assets resulting from capital transactions	$10,186,798	$100,409,884	$(31,808,254)	$(416,251,431)
SHARE TRANSACTIONS:
Issued	200,000	2,400,000	—	700,000
Redeemed	—	(400,000)	(600,000)	(8,600,000)
Net increase (decrease) in shares from share transactions	200,000	2,000,000	(600,000)	(7,900,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	213

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,896,956	$11,334,670	$3,569,584	$6,090,886
Net realized gain (loss)	16,941,018	19,512,453	8,486,733	13,390,937
Change in net unrealized appreciation/depreciation	51,421,389	(30,077,329)	44,741,037	(28,014,797)
Change in net assets resulting from operations	73,259,363	769,794	56,797,354	(8,532,974)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(5,070,782)	(11,826,601)	(3,587,083)	(5,959,752)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(63,482,330)	(76,059,605)	(3,266,096)	57,036,143
NET ASSETS:
Change in net assets	4,706,251	(87,116,412)	49,944,175	42,543,417
Beginning of period	420,166,041	507,282,453	310,063,947	267,520,530
End of period	$424,872,292	$420,166,041	$360,008,122	$310,063,947
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,980,673	$88,108,412	$46,375,415	$179,548,242
Cost of shares redeemed	(68,463,003)	(164,168,017)	(49,641,511)	(122,512,099)
Total change in net assets resulting from capital transactions	$(63,482,330)	$(76,059,605)	$(3,266,096)	$57,036,143
SHARE TRANSACTIONS:
Issued	50,000	925,000	500,000	2,100,000
Redeemed	(675,000)	(1,725,000)	(525,000)	(1,450,000)
Net increase (decrease) in shares from share transactions	(625,000)	(800,000)	(25,000)	650,000
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan Diversified Return U.S. Small Cap Equity ETF		JPMorgan U.S. Momentum Factor ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,173,291	$7,393,908	$2,684,571	$3,480,550
Net realized gain (loss)	8,094,495	(163,118)	26,429,743	(18,056,194)
Change in net unrealized appreciation/depreciation	49,115,988	(28,884,944)	48,141,353	25,907,183
Change in net assets resulting from operations	61,383,774	(21,654,154)	77,255,667	11,331,539
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,331,534)	(6,840,045)	(2,216,275)	(3,468,175)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,288,991	127,769,508	468,924,006	64,740,104
NET ASSETS:
Change in net assets	84,341,231	99,275,309	543,963,398	72,603,468
Beginning of period	386,208,306	286,932,997	301,926,586	229,323,118
End of period	$470,549,537	$386,208,306	$845,889,984	$301,926,586
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$71,495,173	$264,275,154	$556,029,017	$72,582,485
Cost of shares redeemed	(44,206,182)	(136,505,646)	(87,105,011)	(7,842,381)
Total change in net assets resulting from capital transactions	$27,288,991	$127,769,508	$468,924,006	$64,740,104
SHARE TRANSACTIONS:
Issued	1,675,000	6,600,000	11,075,000	1,750,000
Redeemed	(1,025,000)	(3,450,000)	(1,700,000)	(200,000)
Net increase (decrease) in shares from share transactions	650,000	3,150,000	9,375,000	1,550,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	215

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Quality Factor ETF		JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,022,899	$20,412,132	$10,044,417	$15,715,710
Net realized gain (loss)	163,076,826	36,070,927	33,836,573	2,098,503
Change in net unrealized appreciation/depreciation	306,365,315	7,321,870	89,119,429	(16,775,755)
Change in net assets resulting from operations	495,465,040	63,804,929	133,000,419	1,038,458
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(22,797,819)	(17,505,540)	(9,849,537)	(15,133,809)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,143,524,387	1,776,196,110	(22,472,401)	253,657,252
NET ASSETS:
Change in net assets	1,616,191,608	1,822,495,499	100,678,481	239,561,901
Beginning of period	2,402,223,606	579,728,107	683,645,621	444,083,720
End of period	$4,018,415,214	$2,402,223,606	$784,324,102	$683,645,621
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,779,913,226	$2,091,392,700	$184,084,976	$686,426,951
Cost of shares redeemed	(636,388,839)	(315,196,590)	(206,557,377)	(432,769,699)
Total change in net assets resulting from capital transactions	$1,143,524,387	$1,776,196,110	$(22,472,401)	$253,657,252
SHARE TRANSACTIONS:
Issued	36,200,000	49,250,000	4,700,000	19,700,000
Redeemed	(12,900,000)	(7,500,000)	(5,300,000)	(12,700,000)
Net increase (decrease) in shares from share transactions	23,300,000	41,750,000	(600,000)	7,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	April 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

217

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2024 (Unaudited)	$55.16	$0.83	$9.11	$9.94	$(0.80)
Year Ended October 31, 2023	57.30	1.63	(2.21)	(0.58)	(1.56)
Year Ended October 31, 2022	67.80	1.59	(10.53)	(8.94)	(1.56)
Year Ended October 31, 2021 (f)	45.99	1.38	21.78	23.16	(1.35)
Year Ended October 31, 2020 (f)	49.78	1.29	(3.82)	(2.53)	(1.26)
Year Ended October 31, 2019 (f)	45.19	1.31	4.47	5.78	(1.19)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Six Months Ended April 30, 2024 (Unaudited)	43.57	0.83	3.38	4.21	(1.02)
Year Ended October 31, 2023	42.76	2.00	0.51	2.51	(1.70)
Year Ended October 31, 2022	56.89	2.12	(12.86)	(10.74)	(3.39)
Year Ended October 31, 2021 (f)	44.97	2.44	11.48	13.92	(2.00)
Year Ended October 31, 2020 (f)	50.63	1.58	(5.65)	(4.07)	(1.59)
Year Ended October 31, 2019 (f)	45.36	2.10	5.17	7.27	(2.00)
JPMorgan BetaBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	44.76	0.45	5.61	6.06	(0.39)
May 10, 2023 (h) through October 31, 2023	47.67	0.80	(3.09)	(2.29)	(0.62)
JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2024 (Unaudited)	49.36	0.95	8.02	8.97	(0.46)
Year Ended October 31, 2023	43.61	1.92	5.46	7.38	(1.63)
Year Ended October 31, 2022	59.74	1.78	(15.31)	(13.53)	(2.60)
Year Ended October 31, 2021 (f)	43.29	1.67	16.19	17.86	(1.41)
Year Ended October 31, 2020 (f)	48.71	1.08	(5.43)	(4.35)	(1.07)
Year Ended October 31, 2019 (f)	45.19	1.79	3.28	5.07	(1.55)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$64.30	$64.36	18.03%	18.11%	$6,960,812,129	0.19%	2.62%	0.19%	2%
55.16	55.17	(1.15)	(1.22)	5,686,974,712	0.19	2.73	0.19	3
57.30	57.35	(13.34)	(13.49)	5,644,273,295	0.19	2.51	0.19	5
67.80	67.98	50.77	50.84	6,071,268,619	0.19	2.28	0.19	2
45.99	46.10	(4.98)	(4.81)	3,640,211,260	0.19	2.74	0.19	4
49.78	49.80	13.08	12.97	3,800,754,020	0.19	2.73	0.34 (g)	7

46.76	46.73	9.60	9.56	4,469,759,510	0.19	3.52	0.19	3
43.57	43.56	5.55	5.45	3,809,902,516	0.19	4.14	0.19	6
42.76	42.79	(19.60)	(19.87)	3,412,010,904	0.20	4.17	0.20	14
56.89	57.12	31.14	31.26	4,113,118,547	0.19	4.26	0.19	6
44.97	45.10	(7.87)	(7.45)	1,465,970,894	0.19	3.40	0.19	6
50.63	50.54	16.18	15.94	1,442,853,830	0.19	4.22	0.39 (g)	7

50.43	50.25	13.57	12.91	574,939,352	0.15	1.86	0.15	6
44.76	44.86	(4.88)	(4.67)	483,405,614	0.15	3.47	0.15	14

57.87	57.98	18.18	18.31	7,583,939,266	0.09	3.39	0.09	3
49.36	49.40	16.74	16.81	5,143,360,575	0.09	3.64	0.09	6
43.61	43.62	(23.01)	(23.22)	3,527,687,759	0.10	3.36	0.10	7
59.74	59.92	41.54	41.77	9,427,453,378	0.09	2.92	0.09	6
43.29	43.34	(8.92)	(8.90)	3,701,005,509	0.09	2.33	0.09	5
48.71	48.78	11.43	11.32	3,853,145,624	0.09	3.83	0.25 (g)	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	219

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders International Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	$50.43	$0.83	$7.76	$8.59	$(0.82)
Year Ended October 31, 2023	44.72	1.60	5.49	7.09	(1.38)
Year Ended October 31, 2022	60.53	1.51	(15.16)	(13.65)	(2.16)
Year Ended October 31, 2021	46.20	1.67	14.10	15.77	(1.44)
December 3, 2019 (f) through October 31, 2020	49.79	1.05	(4.26)(g)	(3.21)	(0.38)
JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2024 (Unaudited)	48.69	0.54	7.77	8.31	(1.60)
Year Ended October 31, 2023	41.69	1.03	6.65	7.68	(0.68)
Year Ended October 31, 2022	57.16	1.03	(14.91)	(13.88)	(1.59)
Year Ended October 31, 2021 (i)	48.39	1.04	8.36	9.40	(0.63)
Year Ended October 31, 2020 (i)	49.07	0.84	(0.39)	0.45	(1.13)
Year Ended October 31, 2019 (i)	45.45	0.97	2.93	3.90	(0.28)
JPMorgan BetaBuilders U.S. Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	75.32	0.67	15.33	16.00	(0.65)
Year Ended October 31, 2023	69.38	1.19	5.89	7.08	(1.14)
Year Ended October 31, 2022	84.15	1.11	(14.86)	(13.75)	(1.02)
Year Ended October 31, 2021	59.59	1.02	24.48	25.50	(0.94)
Year Ended October 31, 2020	54.60	1.14	4.83	5.97	(0.98)
March 12, 2019 (f) through October 31, 2019	50.14	0.68	4.29	4.97	(0.51)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	71.06	0.55	15.17	15.72	(0.58)
Year Ended October 31, 2023	74.06	1.14	(3.00)	(1.86)	(1.14)
Year Ended October 31, 2022	93.59	1.03	(19.57)	(18.54)	(0.99)
Year Ended October 31, 2021	64.16	0.90	29.27	30.17	(0.74)
April 14, 2020 (f) through October 31, 2020	50.78	0.33	13.32 (g)	13.65	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(j)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$58.20	$58.16	17.08%	16.56%	$3,980,814,171	0.07%	2.95%	0.07%	3%
50.43	50.62	15.69	16.04	3,560,296,677	0.07	3.02	0.07	5
44.72	44.75	(23.02)	(23.11)	2,710,097,518	0.07	2.88	0.07	6
60.53	60.64	34.26	34.24	3,680,140,678	0.07	2.85	0.07	5
46.20	46.29	(6.45)	(6.27)(h)	1,866,670,302	0.07	2.40	0.07	8

55.40	55.34	17.34	16.03	11,257,349,289	0.19	1.98	0.19	2
48.69	49.19	18.54	19.65	8,797,309,934	0.19	2.11	0.19	3
41.69	41.73	(24.96)	(24.95)	6,211,237,563	0.19	2.10	0.19	4
57.16	57.21	19.47	18.98	7,864,537,853	0.19	1.83	0.19	3
48.39	48.64	0.87	1.24	5,323,035,447	0.19	1.77	0.19	5
49.07	49.14	8.74	9.07	4,318,521,919	0.19	2.14	0.33 (j)	4

90.67	90.64	21.26	21.21	3,091,709,462	0.02	1.53	0.02	2
75.32	75.33	10.25	10.20	2,173,038,499	0.02	1.58	0.02	3
69.38	69.42	(16.42)	(16.33)	1,276,523,608	0.02	1.47	0.02	4
84.15	84.11	43.02	42.97	782,605,972	0.02	1.34	0.02	4
59.59	59.58	11.09	11.05	238,372,575	0.02	1.99	0.02	4
54.60	54.61	9.95	9.97 (h)	46,409,125	0.02	2.01	0.02	3

86.20	86.26	22.13	22.22	1,584,002,517	0.07	1.31	0.07	5
71.06	71.06	(2.57)	(2.39)	1,414,162,491	0.07	1.49	0.07	25
74.06	73.92	(19.87)	(20.10)	1,390,564,346	0.07	1.29	0.07	30
93.59	93.68	47.15	47.52	1,698,624,114	0.07	1.05	0.07	27
64.16	64.06	26.91	26.71 (h)	988,131,953	0.07	0.91	0.07	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	221

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	$49.40	$0.36	$9.53	$9.89	$(0.51)
Year Ended October 31, 2023	54.67	0.92	(5.30)	(4.38)	(0.89)
Year Ended October 31, 2022	67.49	0.77	(12.79)	(12.02)	(0.80)
November 16, 2020 (f) through October 31, 2021	51.27	0.62	16.04	16.66	(0.44)
JPMorgan Carbon Transition U.S. Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	56.73	0.41	11.60	12.01	(0.83)
Year Ended October 31, 2023	52.37	0.77	4.37	5.14	(0.78)
Year Ended October 31, 2022	62.33	0.77	(9.94)	(9.17)	(0.79)
December 9, 2020 (f) through October 31, 2021	49.29	0.63	12.95	13.58	(0.54)
JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	48.12	0.69	6.27	6.96	(0.83)
Year Ended October 31, 2023	45.54	2.11	2.38	4.49	(1.91)
Year Ended October 31, 2022	56.99	2.21	(10.86)	(8.65)	(2.80)
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
Year Ended October 31, 2020	54.43	1.46	(7.48)	(6.02)	(1.94)
Year Ended October 31, 2019	50.91	2.07	2.97	5.04	(1.52)
JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	49.05	0.83	6.51	7.34	(1.41)
Year Ended October 31, 2023	44.44	1.84	5.02	6.86	(2.25)
Year Ended October 31, 2022	61.02	1.91	(15.62)	(13.71)	(2.87)
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)
Year Ended October 31, 2020	55.06	1.35	(5.01)	(3.66)	(1.56)
Year Ended October 31, 2019	53.10	1.77	1.90	3.67	(1.71)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$58.78	$58.82	19.99%	20.26%	$449,661,690	0.09%	1.24%	0.09%	10%
49.40	49.32	(8.15)	(7.81)	623,722,887	0.09	1.67	0.09	41
54.67	54.38	(17.87)	(18.39)	494,762,260	0.09	1.35	0.09	30
67.49	67.56	32.56	32.70 (g)	442,061,490	0.09	0.98	0.09	27

67.91	67.99	21.22	21.35	5,093,623	0.15	1.25	0.15	11
56.73	56.74	9.85	9.85	5,673,139	0.15	1.36	0.15	20
52.37	52.38	(14.79)	(14.79)	20,947,681	0.15	1.35	0.15	16
62.33	62.34	27.68	27.70 (g)	24,933,394	0.15	1.26	0.15	27

54.25	54.29	14.56	14.95	314,661,918	0.44	2.64	0.44	11
48.12	47.99	9.72	8.78	269,498,902	0.44	4.17	0.44	33
45.54	45.81	(15.61)	(15.20)	163,926,226	0.44	4.19	0.44	33
56.99	57.05	26.93	27.80	153,882,748	0.44	3.18	0.44	29
46.47	46.21	(11.20)	(11.80)	213,760,142	0.44	2.97	0.44	26
54.43	54.50	10.00	10.31	353,795,416	0.45	3.87	0.87 (h)	51

54.98	54.86	15.05	14.52	362,852,941	0.37	3.09	0.37	11
49.05	49.17	15.22	15.26	353,175,379	0.37	3.57	0.37	26
44.44	44.54	(23.25)	(23.15)	671,062,140	0.37	3.59	0.37	28
61.02	61.08	26.00	26.08	842,016,222	0.37	3.14	0.37	35
49.84	49.86	(6.72)	(6.62)	867,200,124	0.37	2.61	0.37	23
55.06	55.02	7.05	7.23	1,282,867,303	0.38	3.27	0.41 (h)	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	223

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	$91.34	$1.16	$15.57	$16.73	$(1.18)
Year Ended October 31, 2023	93.94	2.24	(2.49)	(0.25)	(2.35)
Year Ended October 31, 2022	101.43	2.16	(7.56)	(5.40)	(2.09)
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
Year Ended October 31, 2020	76.44	1.65	(2.82)	(1.17)	(1.75)
Year Ended October 31, 2019	69.92	1.66	6.34	8.00	(1.48)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	80.54	0.91	13.59	14.50	(0.92)
Year Ended October 31, 2023	83.60	1.62	(3.04)	(1.42)	(1.64)
Year Ended October 31, 2022	92.23	1.60	(8.73)	(7.13)	(1.50)
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
Year Ended October 31, 2020	67.13	1.18	(2.38)	(1.20)	(1.16)
Year Ended October 31, 2019	62.24	1.18	4.78	5.96	(1.07)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	37.31	0.39	5.49	5.88	(0.41)
Year Ended October 31, 2023	39.85	0.81	(2.59)	(1.78)	(0.76)
Year Ended October 31, 2022	45.20	0.64	(5.41)	(4.77)	(0.58)
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)
Year Ended October 31, 2020	30.84	0.44	(2.01)	(1.57)	(0.40)
Year Ended October 31, 2019	29.58	0.42	1.22	1.64	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$106.89	$106.94	18.35%	18.40%	$424,872,292	0.18%	2.25%	0.18%	12%
91.34	91.34	(0.34)	(0.45)	420,166,041	0.18	2.33	0.18	28
93.94	94.05	(5.36)	(5.28)	507,282,453	0.18	2.18	0.18	22
101.43	101.46	40.36	40.44	710,012,574	0.18	1.86	0.18	33
73.52	73.50	(1.40)	(1.44)	536,709,641	0.18	2.26	0.18	21
76.44	76.45	11.65	11.65	802,625,997	0.19	2.27	0.37 (f)	24

94.12	94.18	18.02	18.24	360,008,122	0.24	2.00	0.24	11
80.54	80.44	(1.78)	(1.85)	310,063,947	0.24	1.89	0.24	24
83.60	83.55	(7.78)	(7.90)	267,520,530	0.24	1.82	0.24	24
92.23	92.30	44.51	44.73	239,808,712	0.24	1.57	0.24	34
64.77	64.72	(1.66)	(1.79)	220,207,846	0.24	1.86	0.24	28
67.13	67.17	9.73	9.78	187,973,791	0.24	1.82	0.43 (f)	25

42.78	42.84	15.74	15.93	470,549,537	0.29	1.85	0.29	12
37.31	37.30	(4.55)	(4.77)	386,208,306	0.29	2.01	0.29	28
39.85	39.93	(10.59)	(10.49)	286,932,997	0.29	1.55	0.29	26
45.20	45.24	58.49	58.25	176,262,186	0.29	1.13	0.29	37
28.87	28.94	(4.99)	(4.85)	148,672,825	0.29	1.54	0.29	30
30.84	30.87	5.64	5.75	140,343,327	0.29	1.40	0.54 (f)	43
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	225

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2024 (Unaudited)	$39.99	$0.24	$9.98	$10.22	$(0.23)
Year Ended October 31, 2023	38.22	0.55	1.77	2.32	(0.55)
Year Ended October 31, 2022	47.71	0.50	(9.53)	(9.03)	(0.46)
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
Year Ended October 31, 2020	29.04	0.35	4.63	4.98	(0.34)
Year Ended October 31, 2019	25.98	0.37	2.99	3.36	(0.30)
JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2024 (Unaudited)	42.18	0.37	7.84	8.21	(0.32)
Year Ended October 31, 2023	38.14	0.65	3.97	4.62	(0.58)
Year Ended October 31, 2022	43.45	0.66	(5.34)	(4.68)	(0.63)
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
Year Ended October 31, 2020	29.74	0.56	1.70	2.26	(0.47)
Year Ended October 31, 2019	26.56	0.58	3.11	3.69	(0.51)
JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2024 (Unaudited)	33.35	0.50	6.03	6.53	(0.47)
Year Ended October 31, 2023	32.90	0.87	0.49	1.36	(0.91)
Year Ended October 31, 2022	37.09	0.80	(4.19)	(3.39)	(0.80)
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)
Year Ended October 31, 2020	27.29	0.77	(2.29)	(1.52)	(0.78)
Year Ended October 31, 2019	25.21	0.75	1.97	2.72	(0.64)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$49.98	$50.03	25.59%	25.71%	$845,889,984	0.12%	1.00%	0.12%	22%
39.99	39.99	6.10	6.02	301,926,586	0.12	1.36	0.12	43
38.22	38.25	(18.97)	(18.86)	229,323,118	0.12	1.20	0.12	43
47.71	47.68	42.72	42.38	221,858,171	0.12	0.80	0.12	44
33.68	33.74	17.33	17.50	134,743,086	0.12	1.11	0.12	39
29.04	29.05	13.06	13.06	56,620,589	0.12	1.35	0.55 (f)	52

50.07	50.06	19.48	19.40	4,018,415,214	0.12	1.52	0.12	10
42.18	42.20	12.15	12.14	2,402,223,606	0.12	1.54	0.12	21
38.14	38.16	(10.84)	(10.85)	579,728,107	0.12	1.64	0.12	18
43.45	43.48	39.97	40.02	393,204,091	0.12	1.56	0.12	21
31.53	31.54	7.72	7.68	384,671,209	0.12	1.81	0.12	20
29.74	29.76	14.10	14.18	107,067,872	0.12	2.05	0.50 (f)	21

39.41	39.42	19.60	19.70	784,324,102	0.12	2.59	0.12	10
33.35	33.33	4.11	4.11	683,645,621	0.12	2.53	0.12	26
32.90	32.88	(9.21)	(9.24)	444,083,720	0.12	2.28	0.12	21
37.09	37.08	51.38	51.88	400,579,487	0.12	2.01	0.12	34
24.99	24.90	(5.39)	(5.76)	62,468,155	0.12	2.99	0.12	25
27.29	27.30	11.01	11.05	66,849,642	0.12	2.90	0.52 (f)	22
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	227

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 18 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	Diversified
JPMorgan BetaBuilders Emerging Markets Equity ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	Diversified
JPMorgan Carbon Transition U.S. Equity ETF	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified
The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (“BetaBuilders Developed Asia Pacific ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Emerging Markets Equity ETF (“BetaBuilders Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan Carbon Transition U.S. Equity ETF (“Carbon Transition U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index.

228	J.P. Morgan Exchange-Traded Funds	April 30, 2024

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.
The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.
The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.
The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.
The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia Pacific ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Carbon Transition U.S. Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

April 30, 2024	J.P. Morgan Exchange-Traded Funds	229

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

230	J.P. Morgan Exchange-Traded Funds	April 30, 2024

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders Canada ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,920,516,013	$—	$—	$6,920,516,013
Warrants	—	—	— (a)	— (a)
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	89,929,810	—	—	89,929,810
Total Investments in Securities	$7,010,445,823	$—	$— (a)	$7,010,445,823
Depreciation in Other Financial Instruments
Futures Contracts	$(538,767)	$—	$—	$(538,767)

(a)	Amount rounds to less than one thousand.

BetaBuilders Developed Asia Pacific ex-Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,792,378,325	$—	$2,792,378,325
China	—	49,378,072	—	49,378,072
Hong Kong	23,536,158	675,356,050	—	698,892,208
Macau	—	41,720,244	—	41,720,244
New Zealand	58,198,198	24,040,927	—	82,239,125
Singapore	—	482,483,283	—	482,483,283
United Kingdom	—	34,062,998	—	34,062,998
United States	—	265,810,415	—	265,810,415
Total Common Stocks	81,734,356	4,365,230,314	—	4,446,964,670
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	5,874,135	—	—	5,874,135
Total Investments in Securities	$87,608,491	$4,365,230,314	$—	$4,452,838,805
Depreciation in Other Financial Instruments
Futures Contracts	$(254,360)	$—	$—	$(254,360)

BetaBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$70,715	$—	$70,715
Brazil	26,240,244	—	—	26,240,244
Chile	2,846,253	—	—	2,846,253
China	11,467,046	132,726,673	9,176	144,202,895
Colombia	1,162,666	—	—	1,162,666
Czech Republic	445,941	196,235	—	642,176

April 30, 2024	J.P. Morgan Exchange-Traded Funds	231

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
BetaBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$273,331	$—	$—	$273,331
Greece	1,365,096	729,534	—	2,094,630
Hong Kong	314,009	491,872	—	805,881
Hungary	486,720	839,642	—	1,326,362
India	355,608	116,838,381	—	117,193,989
Indonesia	2,014,599	8,815,798	—	10,830,397
Kuwait	—	4,574,054	11,853	4,585,907
Luxembourg	233,836	—	—	233,836
Malaysia	3,349,848	6,039,610	—	9,389,458
Mexico	11,942,227	—	—	11,942,227
Peru	961,566	—	—	961,566
Philippines	3,045,383	955,860	—	4,001,243
Qatar	1,579,532	3,333,452	—	4,912,984
Saudi Arabia	1,566,881	20,367,957	—	21,934,838
South Africa	7,246,715	7,152,227	—	14,398,942
South Korea	—	66,933,092	—	66,933,092
Taiwan	688,287	95,933,732	—	96,622,019
Thailand	—	7,849,172	—	7,849,172
Turkey	2,922,586	1,725,706	—	4,648,292
United Arab Emirates	13,287,009	721,820	—	14,008,829
United States	228,011	158,918	—	386,929
Total Common Stocks	94,023,394	476,454,450	21,029	570,498,873
Short-Term Investments
Investment Companies	6,819,830	—	—	6,819,830
Investment of Cash Collateral from Securities Loaned	526,874	—	—	526,874
Total Short-Term Investments	7,346,704	—	—	7,346,704
Total Investments in Securities	$101,370,098	$476,454,450	$21,029	$577,845,577
Depreciation in Other Financial Instruments
Futures Contracts	$(4,686)	$—	$—	$(4,686)
There were no significant transfers into or out of level 3 for the six months ended April 30, 2024.
BetaBuilders Europe ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$90,346,628	$—	$90,346,628
Austria	7,229,549	32,152,383	—	39,381,932
Belgium	1,375,677	94,197,233	—	95,572,910
Brazil	—	3,321,819	—	3,321,819
Chile	—	6,806,619	—	6,806,619
China	—	34,521,869	—	34,521,869
Denmark	302,833	441,135,246	—	441,438,079
Finland	6,237,551	118,707,042	—	124,944,593
France	—	1,137,888,471	—	1,137,888,471
Germany	—	929,241,442	—	929,241,442

232	J.P. Morgan Exchange-Traded Funds	April 30, 2024

BetaBuilders Europe ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$16,638,258	$—	$16,638,258
Ireland	—	27,120,209	—	27,120,209
Italy	—	301,890,075	—	301,890,075
Jordan	—	2,740,566	—	2,740,566
Luxembourg	—	15,347,735	—	15,347,735
Mexico	—	914,896	—	914,896
Netherlands	2,311,669	499,661,863	—	501,973,532
Norway	8,537,946	65,147,186	—	73,685,132
Poland	—	45,011,806	—	45,011,806
Portugal	—	19,093,002	—	19,093,002
Russia	—	—	23,213	23,213
Singapore	—	18,512,308	—	18,512,308
South Africa	—	29,241,932	—	29,241,932
South Korea	—	3,665,086	—	3,665,086
Spain	—	295,050,317	—	295,050,317
Sweden	4,218,900	388,541,827	—	392,760,727
Switzerland	—	651,232,700	—	651,232,700
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	10,572,824	1,228,516,479	—	1,239,089,303
United States	—	942,023,399	—	942,023,399
Total Common Stocks	40,786,949	7,438,668,396	23,213	7,479,478,558
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	291,466,692	—	—	291,466,692
Total Investments in Securities	$332,253,641	$7,438,668,396	$23,213	$7,770,945,250
Appreciation in Other Financial Instruments
Futures Contracts	$1,326,426	$—	$—	$1,326,426
Depreciation in Other Financial Instruments
Futures Contracts	(386,763)	—	—	(386,763)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$939,663	$—	$—	$939,663

(a)	Value is zero.

BetaBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$286,256,399	$—	$286,256,399
Austria	2,434,386	10,811,745	—	13,246,131
Belgium	461,942	31,704,900	—	32,166,842
Brazil	—	1,115,378	—	1,115,378
Chile	—	2,291,925	—	2,291,925
China	—	16,150,366	—	16,150,366
Denmark	102,020	148,545,401	—	148,647,421

April 30, 2024	J.P. Morgan Exchange-Traded Funds	233

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
BetaBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finland	$2,098,346	$39,968,041	$—	$42,066,387
France	—	383,135,503	—	383,135,503
Germany	—	312,887,250	—	312,887,250
Hong Kong	2,164,068	67,486,078	—	69,650,146
Ireland	—	9,131,916	—	9,131,916
Israel	603,201	18,286,211	—	18,889,412
Italy	—	101,634,411	—	101,634,411
Japan	2,298,946	977,179,895	—	979,478,841
Jordan	—	920,109	—	920,109
Luxembourg	—	5,167,946	—	5,167,946
Macau	—	3,826,810	—	3,826,810
Mexico	—	307,138	—	307,138
Netherlands	1,220,325	167,796,327	—	169,016,652
New Zealand	5,321,629	2,202,982	—	7,524,611
Norway	2,874,912	21,925,491	—	24,800,403
Poland	—	15,144,843	—	15,144,843
Portugal	—	6,429,035	—	6,429,035
Russia	—	—	4,932	4,932
Singapore	—	50,441,236	—	50,441,236
South Africa	—	9,846,411	—	9,846,411
South Korea	—	1,230,368	—	1,230,368
Spain	—	99,342,852	—	99,342,852
Sweden	1,420,459	130,792,939	—	132,213,398
Switzerland	—	219,214,338	—	219,214,338
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	3,560,093	416,764,417	—	420,324,510
United States	—	341,557,826	—	341,557,826
Total Common Stocks	24,560,327	3,899,496,487	4,932	3,924,061,746
Short-Term Investments
Investment Companies	31,381,914	—	—	31,381,914
Investment of Cash Collateral from Securities Loaned	99,996,333	—	—	99,996,333
Total Short-Term Investments	131,378,247	—	—	131,378,247
Total Investments in Securities	$155,938,574	$3,899,496,487	$4,932	$4,055,439,993
Depreciation in Other Financial Instruments
Futures Contracts	$(1,368,000)	$—	$—	$(1,368,000)

(a)	Value is zero.

BetaBuilders Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$36,503,503	$—	$36,503,503
Automobile Components	—	231,004,098	—	231,004,098

234	J.P. Morgan Exchange-Traded Funds	April 30, 2024

BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Automobiles	$—	$1,081,557,667	$—	$1,081,557,667
Banks	—	851,446,512	—	851,446,512
Beverages	—	91,308,903	—	91,308,903
Broadline Retail	—	53,629,432	—	53,629,432
Building Products	—	142,946,112	—	142,946,112
Capital Markets	—	127,372,638	—	127,372,638
Chemicals	—	418,874,163	—	418,874,163
Commercial Services & Supplies	—	78,737,461	—	78,737,461
Construction & Engineering	—	74,372,049	—	74,372,049
Consumer Finance	—	3,180,091	—	3,180,091
Consumer Staples Distribution & Retail	14,836,873	162,608,354	—	177,445,227
Diversified REITs	—	21,079,154	—	21,079,154
Diversified Telecommunication Services	—	82,245,660	—	82,245,660
Electric Utilities	—	71,168,677	—	71,168,677
Electrical Equipment	—	192,061,943	—	192,061,943
Electronic Equipment, Instruments & Components	—	497,430,984	—	497,430,984
Entertainment	—	210,926,198	—	210,926,198
Financial Services	—	85,673,452	—	85,673,452
Food Products	—	155,738,131	—	155,738,131
Gas Utilities	—	50,505,251	—	50,505,251
Ground Transportation	—	241,689,393	—	241,689,393
Health Care Equipment & Supplies	—	257,019,724	—	257,019,724
Health Care Providers & Services	—	9,096,171	—	9,096,171
Health Care Technology	—	13,022,798	—	13,022,798
Hotels, Restaurants & Leisure	—	103,667,272	—	103,667,272
Household Durables	—	424,115,799	—	424,115,799
Household Products	—	33,139,077	—	33,139,077
Industrial Conglomerates	—	244,501,985	—	244,501,985
Industrial REITs	11,411,122	10,595,831	—	22,006,953
Insurance	—	438,066,413	—	438,066,413
Interactive Media & Services	—	17,674,738	—	17,674,738
IT Services	—	235,299,924	—	235,299,924
Leisure Products	—	85,227,302	—	85,227,302
Machinery	—	568,623,011	—	568,623,011
Marine Transportation	—	86,055,825	—	86,055,825
Media	—	17,021,862	—	17,021,862
Metals & Mining	—	105,641,102	—	105,641,102
Office REITs	—	30,093,050	—	30,093,050
Oil, Gas & Consumable Fuels	—	94,019,756	—	94,019,756
Paper & Forest Products	—	10,312,329	—	10,312,329
Passenger Airlines	—	15,097,863	—	15,097,863
Personal Care Products	—	86,917,405	—	86,917,405
Pharmaceuticals	—	543,903,572	—	543,903,572
Professional Services	—	190,392,002	—	190,392,002
Real Estate Management & Development	—	291,186,753	—	291,186,753
Retail REITs	—	11,565,629	—	11,565,629
Semiconductors & Semiconductor Equipment	—	532,485,399	—	532,485,399
Software	—	24,288,779	—	24,288,779

April 30, 2024	J.P. Morgan Exchange-Traded Funds	235

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$170,827,821	$—	$170,827,821
Technology Hardware, Storage & Peripherals	—	184,018,202	—	184,018,202
Textiles, Apparel & Luxury Goods	—	21,461,180	—	21,461,180
Tobacco	—	81,748,631	—	81,748,631
Trading Companies & Distributors	—	858,098,091	—	858,098,091
Transportation Infrastructure	—	7,594,395	—	7,594,395
Wireless Telecommunication Services	—	337,303,304	—	337,303,304
Total Common Stocks	26,247,995	11,102,142,821	—	11,128,390,816
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	19,855,632	—	—	19,855,632
Total Investments in Securities	$46,103,627	$11,102,142,821	$—	$11,148,246,448
Depreciation in Other Financial Instruments
Futures Contracts	$(509,454)	$—	$—	$(509,454)

BetaBuilders U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,066,772,775	$—	$—	$3,066,772,775
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	22,371,012	—	—	22,371,012
Investment of Cash Collateral from Securities Loaned	28,611,267	—	—	28,611,267
Total Short-Term Investments	50,982,279	—	—	50,982,279
Total Investments in Securities	$3,117,755,054	$—	$1,765	$3,117,756,819
Depreciation in Other Financial Instruments
Futures Contracts	$(662,839)	$—	$—	$(662,839)

BetaBuilders U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,667,236,858	$—	$—	$1,667,236,858
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(298,291)	$—	$—	$(298,291)

(a)	Please refer to the SOI for specifics of portfolio holdings.

236	J.P. Morgan Exchange-Traded Funds	April 30, 2024

BetaBuilders U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$6,154,189	$—	$—	$6,154,189
Air Freight & Logistics	1,292,764	—	—	1,292,764
Automobile Components	8,403,896	—	—	8,403,896
Automobiles	610,073	—	—	610,073
Banks	43,276,425	—	—	43,276,425
Beverages	818,343	—	—	818,343
Biotechnology	31,246,104	—	— (a)	31,246,104
Broadline Retail	2,370,702	—	—	2,370,702
Building Products	9,614,951	—	—	9,614,951
Capital Markets	11,816,854	—	—	11,816,854
Chemicals	5,745,702	—	—	5,745,702
Commercial Services & Supplies	11,616,131	—	—	11,616,131
Communications Equipment	3,010,436	—	—	3,010,436
Construction & Engineering	6,321,310	—	—	6,321,310
Construction Materials	224,440	—	—	224,440
Consumer Finance	4,133,628	—	—	4,133,628
Consumer Staples Distribution & Retail	3,571,060	—	—	3,571,060
Containers & Packaging	769,412	—	—	769,412
Diversified Consumer Services	6,277,266	—	—	6,277,266
Diversified REITs	2,462,448	—	—	2,462,448
Diversified Telecommunication Services	1,346,844	—	—	1,346,844
Electric Utilities	1,259,343	—	—	1,259,343
Electrical Equipment	4,432,846	—	—	4,432,846
Electronic Equipment, Instruments & Components	9,964,549	—	—	9,964,549
Energy Equipment & Services	8,068,388	—	—	8,068,388
Entertainment	4,481,044	—	—	4,481,044
Financial Services	9,852,509	—	—	9,852,509
Food Products	2,728,213	—	—	2,728,213
Gas Utilities	1,249,141	—	—	1,249,141
Ground Transportation	3,105,968	—	—	3,105,968
Health Care Equipment & Supplies	11,264,745	—	—	11,264,745
Health Care Providers & Services	9,206,449	—	—	9,206,449
Health Care REITs	3,404,327	—	—	3,404,327
Health Care Technology	1,830,862	—	—	1,830,862
Hotel & Resort REITs	4,596,451	—	—	4,596,451
Hotels, Restaurants & Leisure	10,823,503	—	—	10,823,503
Household Durables	7,418,676	—	—	7,418,676
Household Products	3,234,262	—	—	3,234,262
Independent Power and Renewable Electricity Producers	300,869	—	—	300,869
Industrial REITs	1,799,236	—	—	1,799,236
Insurance	9,081,340	—	—	9,081,340
Interactive Media & Services	3,750,610	—	—	3,750,610
IT Services	2,503,146	—	—	2,503,146
Leisure Products	1,770,145	—	—	1,770,145
Life Sciences Tools & Services	1,757,042	—	— (a)	1,757,042
Machinery	15,059,567	—	—	15,059,567

April 30, 2024	J.P. Morgan Exchange-Traded Funds	237

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
BetaBuilders U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$1,261,349	$—	$—	$1,261,349
Media	2,164,925	—	—	2,164,925
Metals & Mining	7,608,062	—	—	7,608,062
Mortgage Real Estate Investment Trusts (REITs)	6,328,336	—	—	6,328,336
Office REITs	7,729,239	—	—	7,729,239
Oil, Gas & Consumable Fuels	13,574,117	—	—	13,574,117
Paper & Forest Products	739,563	—	—	739,563
Passenger Airlines	2,892,637	—	—	2,892,637
Personal Care Products	1,363,282	—	—	1,363,282
Pharmaceuticals	5,724,284	—	—	5,724,284
Professional Services	8,223,331	—	—	8,223,331
Real Estate Management & Development	4,245,653	—	—	4,245,653
Residential REITs	1,791,660	—	—	1,791,660
Retail REITs	6,035,503	—	—	6,035,503
Semiconductors & Semiconductor Equipment	9,960,634	—	—	9,960,634
Software	34,856,639	—	—	34,856,639
Specialized REITs	1,924,584	—	—	1,924,584
Specialty Retail	16,160,676	—	—	16,160,676
Technology Hardware, Storage & Peripherals	1,065,655	—	—	1,065,655
Textiles, Apparel & Luxury Goods	5,638,161	—	—	5,638,161
Tobacco	897,962	—	—	897,962
Trading Companies & Distributors	7,881,769	—	—	7,881,769
Water Utilities	839,687	—	—	839,687
Wireless Telecommunication Services	911,934	—	—	911,934
Total Common Stocks	443,845,851	—	— (a)	443,845,851
Rights	—	—	27,613	27,613
Short-Term Investments
Investment Companies	5,327,256	—	—	5,327,256
Investment of Cash Collateral from Securities Loaned	26,776,917	—	—	26,776,917
Total Short-Term Investments	32,104,173	—	—	32,104,173
Total Investments in Securities	$475,950,024	$—	$27,613	$475,977,637
Depreciation in Other Financial Instruments
Futures Contracts	$(323,942)	$—	$—	$(323,942)

(a)	Value is zero.

Carbon Transition U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,091,425	$—	$—	$5,091,425

(a)	Please refer to the SOI for specifics of portfolio holdings.

238	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$27,174,822	$—	$—	$27,174,822
Chile	3,677,692	—	—	3,677,692
China	10,536,089	60,275,207	540,994	71,352,290
Colombia	527,838	—	—	527,838
Czech Republic	987,116	259,611	—	1,246,727
Egypt	370,075	—	—	370,075
Greece	3,385,055	3,097,875	—	6,482,930
Hungary	1,419,339	371,016	—	1,790,355
India	—	38,719,330	—	38,719,330
Indonesia	2,444,181	9,306,878	—	11,751,059
Kuwait	—	2,230,909	9,318	2,240,227
Malaysia	3,689,769	4,539,259	—	8,229,028
Mexico	23,929,813	—	—	23,929,813
Pakistan	—	480,748	—	480,748
Philippines	527,684	293,782	—	821,466
Qatar	1,218,055	2,906,626	—	4,124,681
Romania	911,080	—	—	911,080
Russia	—	—	116,729	116,729
Saudi Arabia	1,473,153	12,490,131	—	13,963,284
South Africa	7,221,947	4,499,330	—	11,721,277
Taiwan	906,704	33,276,373	—	34,183,077
Thailand	1,347,352	7,328,584	—	8,675,936
Turkey	24,143,025	9,461,415	—	33,604,440
United Arab Emirates	5,708,698	1,501,029	—	7,209,727
United States	1,116,302	—	—	1,116,302
Total Common Stocks	122,715,789	191,038,103	667,041	314,420,933
Short-Term Investments
Investment Companies	401,232	—	—	401,232
Total Investments in Securities	$123,117,021	$191,038,103	$667,041	$314,822,165
Appreciation in Other Financial Instruments
Futures Contracts	$6,920	$—	$—	$6,920
There were no significant transfers into or out of level 3 for the six months ended April 30, 2024.
International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$167,359	$41,981,520	$—	$42,148,879
Austria	1,171,183	658,815	—	1,829,998
Belgium	—	1,087,904	—	1,087,904
Brazil	—	742,046	—	742,046
Burkina Faso	—	661,724	—	661,724
Cambodia	—	34,036	—	34,036

April 30, 2024	J.P. Morgan Exchange-Traded Funds	239

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chile	$—	$1,730,122	$—	$1,730,122
China	—	3,306,454	—	3,306,454
Denmark	—	2,920,322	—	2,920,322
Finland	256,213	2,206,781	—	2,462,994
France	—	18,130,971	—	18,130,971
Germany	—	9,039,135	—	9,039,135
Hong Kong	—	10,516,238	—	10,516,238
Indonesia	—	124,402	—	124,402
Ireland	—	487,458	—	487,458
Italy	—	9,970,782	—	9,970,782
Japan	1,407,523	100,257,825	—	101,665,348
Jordan	—	1,211,621	—	1,211,621
Luxembourg	202,321	317,465	—	519,786
Mexico	—	283,348	—	283,348
Netherlands	—	9,389,705	—	9,389,705
New Zealand	884,228	889,138	—	1,773,366
Norway	890,988	3,093,391	—	3,984,379
Poland	—	474,262	—	474,262
Portugal	—	1,909,972	—	1,909,972
Russia	—	—	20,126	20,126
Singapore	—	11,166,921	—	11,166,921
South Africa	—	1,276,350	—	1,276,350
South Korea	—	26,989,381	—	26,989,381
Spain	—	7,722,776	—	7,722,776
Sweden	—	7,500,356	—	7,500,356
Switzerland	—	4,807,710	—	4,807,710
United Kingdom	645,120	59,024,882	—	59,670,002
United States	—	14,061,572	—	14,061,572
Total Common Stocks	5,624,935	353,975,385	20,126	359,620,446
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	4,258,768	—	—	4,258,768
Total Investments in Securities	$9,883,703	$353,975,385	$20,126	$363,879,214
Depreciation in Other Financial Instruments
Futures Contracts	$(72,803)	$—	$—	$(72,803)

U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$424,392,990	$—	$— (b)	$424,392,990
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(17,759)	$—	$—	$(17,759)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

240	J.P. Morgan Exchange-Traded Funds	April 30, 2024

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$368,289,579	$—	$— (b)	$368,289,579
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(27,576)	$—	$—	$(27,576)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$737,519	$—	$—	$737,519
Automobiles & Parts	694,038	—	—	694,038
Banks	22,857,663	—	—	22,857,663
Beverages	6,356,847	—	—	6,356,847
Chemicals	15,273,361	—	—	15,273,361
Construction & Materials	13,311,945	—	—	13,311,945
Consumer Services	5,510,121	—	—	5,510,121
Electricity	5,554,703	—	—	5,554,703
Electronic & Electrical Equipment	6,726,522	—	—	6,726,522
Finance & Credit Services	9,336,450	—	—	9,336,450
Food Producers	15,414,693	—	—	15,414,693
Gas, Water & Multi-utilities	15,883,039	—	—	15,883,039
General Industrials	7,114,250	—	—	7,114,250
Health Care Providers	12,388,550	—	—	12,388,550
Household Goods & Home Construction	16,347,945	—	—	16,347,945
Industrial Engineering	4,766,792	—	—	4,766,792
Industrial Materials	10,794,294	—	—	10,794,294
Industrial Metals & Mining	13,876,697	—	—	13,876,697
Industrial Support Services	11,153,275	—	—	11,153,275
Industrial Transportation	15,510,983	—	—	15,510,983
Investment Banking & Brokerage Services	5,857,785	—	—	5,857,785
Leisure Goods	3,912,373	—	—	3,912,373
Life Insurance	6,432,507	—	—	6,432,507
Media	1,649,231	—	—	1,649,231
Medical Equipment & Services	13,051,759	—	—	13,051,759
Mortgage Real Estate Investment Trusts	9,557,153	—	—	9,557,153
Nonequity Investment Instruments	48,241	—	— (a)	48,241
Non-life Insurance	7,539,274	—	—	7,539,274
Non-Renewable Energy	32,914,522	—	—	32,914,522
Personal Care, Drug & Grocery Stores	9,390,785	—	—	9,390,785
Personal Goods	5,190,646	—	—	5,190,646
Pharmaceuticals, Biotechnology & Marijuana Producers	16,651,015	—	32,423	16,683,438
Precious Metals & Mining	18,627	—	—	18,627
Real Estate Investment & Services	5,678,258	—	—	5,678,258

April 30, 2024	J.P. Morgan Exchange-Traded Funds	241

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Real Estate Investment Trusts	$54,183,418	$—	$—	$54,183,418
Renewable Energy	2,210,649	—	—	2,210,649
Retailers	12,880,388	—	—	12,880,388
Software & Computer Services	15,209,407	—	—	15,209,407
Technology Hardware & Equipment	30,083,427	—	—	30,083,427
Telecommunications Equipment	10,827,782	—	—	10,827,782
Telecommunications Service Providers	10,522,001	—	—	10,522,001
Tobacco	3,189,467	—	—	3,189,467
Travel & Leisure	1,668,352	—	—	1,668,352
Waste & Disposal Services	1,462,401	—	—	1,462,401
Total Common Stocks	469,739,155	—	32,423	469,771,578
Short-Term Investments
Investment Companies	446,703	—	—	446,703
Investment of Cash Collateral from Securities Loaned	35,806,449	—	—	35,806,449
Total Short-Term Investments	36,253,152	—	—	36,253,152
Total Investments in Securities	$505,992,307	$—	$32,423	$506,024,730
Appreciation in Other Financial Instruments
Futures Contracts	$6,019	$—	$—	$6,019

(a)	Value is zero.

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$845,432,659	$—	$— (b)	$845,432,659
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(38,300)	$—	$—	$(38,300)

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Quality Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,081,642,507	$—	$—	$4,081,642,507
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(41,736)	$—	$—	$(41,736)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$802,182,762	$—	$—	$802,182,762

242	J.P. Morgan Exchange-Traded Funds	April 30, 2024

U.S. Value Factor ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(47,027)	$—	$—	$(47,027)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$81,758,457	$(81,758,457)	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	5,342,700	(5,342,700)	—
BetaBuilders Emerging Markets Equity ETF	152,773	(152,773)	—
BetaBuilders Europe ETF	269,215,464	(269,215,464)	—
BetaBuilders International Equity ETF	92,572,419	(92,572,419)	—
BetaBuilders Japan ETF	18,842,417	(18,842,417)	—

April 30, 2024	J.P. Morgan Exchange-Traded Funds	243

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Equity ETF	$27,667,394	$(27,667,394)	$—
BetaBuilders U.S. Mid Cap Equity ETF	79,189,425	(79,189,425)	—
BetaBuilders U.S. Small Cap Equity ETF	25,267,248	(25,267,248)	—
International Equity ETF	4,017,022	(4,017,022)	—
U.S. Mid Cap Equity ETF	8,192,524	(8,192,524)	—
U.S. Small Cap Equity ETF	33,126,060	(33,126,060)	—
U.S. Quality Factor ETF	56,687,542	(56,687,542)	—
U.S. Value Factor ETF	17,697,964	(17,697,964)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
BetaBuilders Canada ETF	$58,348
BetaBuilders Developed Asia Pacific ex-Japan ETF	892
BetaBuilders Emerging Markets Equity ETF	40
BetaBuilders Europe ETF	1,743
BetaBuilders International Equity ETF	1,038
BetaBuilders Japan ETF	1,989
BetaBuilders U.S. Equity ETF	2,555
BetaBuilders U.S. Mid Cap Equity ETF	5,165
BetaBuilders U.S. Small Cap Equity ETF	3,454
International Equity ETF	340
U.S. Equity ETF	667
U.S. Mid Cap Equity ETF	927
U.S. Small Cap Equity ETF	1,996
U.S. Momentum Factor ETF	70
U.S. Quality Factor ETF	3,471
U.S. Value Factor ETF	1,163
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Carbon Transition U.S. Equity ETF did not lend out any securities during the six months ended April 30, 2024. Emerging Markets Equity ETF, U.S. Equity ETF and U.S. Momentum Factor ETF did not have any securities out on loan at April 30, 2024.

244	J.P. Morgan Exchange-Traded Funds	April 30, 2024

D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders Canada ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$104,289,023	$1,856,144,648	$1,890,342,916	$(24,362)*	$—	$70,066,393	70,059,387	$3,096,346 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	80,082,808	4,460,441,216	4,520,660,607	—	—	19,863,417	19,863,417	4,880,370 *	—
Total	$184,371,831	$6,316,585,864	$6,411,003,523	$(24,362)	$—	$89,929,810		$7,976,716	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Developed Asia Pacific ex-Japan ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$—	$64,000,000	$60,000,000	$(100)*	$(800)	$3,999,100	3,998,700	$383,958 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	11,792,130	35,045,613	44,962,708	—	—	1,875,035	1,875,035	70,008 *	—
Total	$11,792,130	$99,045,613	$104,962,708	$(100)	$(800)	$5,874,135		$453,966	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2024	J.P. Morgan Exchange-Traded Funds	245

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
BetaBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$3,483,921	$2,957,047	$—	$—	$526,874	526,874	$5,793 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,440,195	31,930,219	29,550,584	—	—	6,819,830	6,819,830	134,819	—
Total	$4,440,195	$35,414,140	$32,507,631	$—	$—	$7,346,704		$140,612	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Europe ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$38,622,839	$454,000,000	$231,000,000	$(3,500)*	$(7,261)	$261,612,078	261,585,920	$1,312,774 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,769,550	155,037,140	129,952,076	—	—	29,854,614	29,854,614	203,026 *	—
Total	$43,392,389	$609,037,140	$360,952,076	$(3,500)	$(7,261)	$291,466,692		$1,515,800	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders International Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$11,011,226	$182,000,000	$104,000,000	$(2,000)*	$(1,700)	$89,007,526	88,998,626	$576,362 *	$—

246	J.P. Morgan Exchange-Traded Funds	April 30, 2024

BetaBuilders International Equity ETF (continued)
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$2,270,425	$70,179,233	$61,460,851	$—	$—	$10,988,807	10,988,807	$100,919 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	26,299,048	83,221,498	78,138,632	—	—	31,381,914	31,381,914	670,934	—
Total	$39,580,699	$335,400,731	$243,599,483	$(2,000)	$(1,700)	$131,378,247		$1,348,215	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Japan ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$7,351,631	$341,000,000	$331,000,000	$(4,499)*	$(235)	$17,346,897	17,345,163	$1,096,448 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,317,980	130,826,151	129,635,396	—	—	2,508,735	2,508,735	168,777 *	—
Total	$8,669,611	$471,826,151	$460,635,396	$(4,499)	$(235)	$19,855,632		$1,265,225	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$23,749,501	$6,021,663	$558,008	$156,378	$9,490,796	$38,860,330	202,672	$422,052	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (b) (c)	39,998,200	35,000,000	50,000,000	3,299 *	(4,698)	24,996,801	24,994,301	921,084 *	—

April 30, 2024	J.P. Morgan Exchange-Traded Funds	247

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
BetaBuilders U.S. Equity ETF (continued)
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$4,560,264	$48,070,794	$49,016,592	$—	$—	$3,614,466	3,614,466	$125,261 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	15,413,521	34,781,941	27,824,450	—	—	22,371,012	22,371,012	457,953	—
Total	$83,721,486	$123,874,398	$127,399,050	$159,677	$9,486,098	$89,842,609		$1,926,350	$—

(a)	Investment in affiliate. This security is included in an index which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$139,472,056	$155,000,000	$220,000,000	$11,792 *	$(9,243)	$74,474,605	74,467,158	$3,204,549 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	15,819,380	122,489,171	128,492,736	—	—	9,815,815	9,815,815	405,250 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	14,241,062	35,848,585	38,046,864	—	—	12,042,783	12,042,783	286,899	—
Total	$169,532,498	$313,337,756	$386,539,600	$11,792	$(9,243)	$96,333,203		$3,896,698	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Small Cap Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$93,001,004	$115,000,000	$185,000,000	$20,896 *	$(4,205)	$23,017,695	23,015,394	$1,931,098 *	$—

248	J.P. Morgan Exchange-Traded Funds	April 30, 2024

BetaBuilders U.S. Small Cap Equity ETF (continued)
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$11,142,566	$92,902,600	$100,285,944	$—	$—	$3,759,222	3,759,222	$261,461 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,209,614	60,352,014	58,234,372	—	—	5,327,256	5,327,256	162,672	—
Total	$107,353,184	$268,254,614	$343,520,316	$20,896	$(4,205)	$32,104,173		$2,355,231	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Carbon Transition U.S. Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$10,503	$124,786	$126,715	$—	$—	$8,574	8,574	$343	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

Emerging Markets Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$10,055,135	$9,653,903	$—	$—	$401,232	401,232	$13,530	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

International Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$424,062	$14,476,350	$14,901,412	$1,031	$(31)	$—	—	$17,320	$—

April 30, 2024	J.P. Morgan Exchange-Traded Funds	249

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
International Equity ETF (continued)
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$1,259,077	$12,000,000	$10,100,000	$20 *	$(115)	$3,158,982	3,158,665	$43,853 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	865,085	20,419,040	20,184,339	—	—	1,099,786	1,099,786	29,733 *	—
Total	$2,548,224	$46,895,390	$45,185,751	$1,051	$(146)	$4,258,768		$90,906	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$16,999,600	$25,000,000	$42,003,848	$4,048 *	$200	$—	—	$242,788 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,440,270	23,012,539	26,452,809	—	—	—	—	45,333 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	306,480	9,700,440	9,101,038	—	—	905,882	905,882	22,640	—
Total	$20,746,350	$57,712,979	$77,557,695	$4,048	$200	$905,882		$310,761	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Mid Cap Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$22,000,000	$21,000,000	$35,899,999	$3,099 *	$(931)	$7,102,169	7,101,459	$429,930 *	$—

250	J.P. Morgan Exchange-Traded Funds	April 30, 2024

U.S. Mid Cap Equity ETF (continued)
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$4,283,512	$26,470,772	$29,283,553	$—	$—	$1,470,731	1,470,731	$70,928 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	280,906	9,444,890	9,024,264	—	—	701,532	701,532	16,891	—
Total	$26,564,418	$56,915,662	$74,207,816	$3,099	$(931)	$9,274,432		$517,749	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$43,647,261	$48,000,000	$60,000,000	$5,563 *	$(6,028)	$31,646,796	31,643,631	$1,266,396 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,628,021	46,455,258	47,923,626	—	—	4,159,653	4,159,653	165,611 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	365,657	15,886,329	15,805,283	—	—	446,703	446,703	33,877	—
Total	$49,640,939	$110,341,587	$123,728,909	$5,563	$(6,028)	$36,253,152		$1,465,884	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$571,988	$1,501,191	$2,073,179	$—	$—	$—	—	$3,188 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	154,302	10,543,365	9,483,930	—	—	1,213,737	1,213,737	26,395	—
Total	$726,290	$12,044,556	$11,557,109	$—	$—	$1,213,737		$29,583	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	251

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Quality Factor ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$84,512,218	$127,000,000	$159,093,602	$(7,896)*	$(5,023)	$52,405,697	52,400,457	$2,358,422 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	10,755,358	86,660,246	90,557,910	—	—	6,857,694	6,857,694	294,548 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,995,808	45,820,370	39,250,601	—	—	8,565,577	8,565,577	177,817	—
Total	$97,263,384	$259,480,616	$288,902,113	$(7,896)	$(5,023)	$67,828,968		$2,830,787	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$30,290,534	$47,000,000	$61,000,000	$1,828 *	$(1,458)	$16,290,904	16,289,275	$615,389 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,962,851	45,328,008	46,985,181	—	—	2,305,678	2,305,678	91,196 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	841,596	16,344,259	15,670,517	—	—	1,515,338	1,515,338	45,733	—
Total	$35,094,981	$108,672,267	$123,655,698	$1,828	$(1,458)	$20,111,920		$752,318	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

252	J.P. Morgan Exchange-Traded Funds	April 30, 2024

recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended April 30, 2024:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF
Futures Contracts:
Average Notional Balance Long	$38,769,385	$26,770,065	$3,863,009	$70,882,515	$40,218,452	$79,143,524
Ending Notional Balance Long	36,613,431	21,711,161	4,428,075	104,839,692	56,650,000	126,740,703

	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Futures Contracts:
Average Notional Balance Long	$19,368,543	$11,937,670	$6,138,879	$9,542	$301,271	$1,900,005
Ending Notional Balance Long	24,817,275	12,946,950	5,559,960	—	260,475	2,379,300
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	—	—	—	(369,979)	—

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$909,093	$682,476	$1,139,021	$851,202	$4,887,021	$1,814,811
Ending Notional Balance Long	1,012,950	863,130	496,425	1,418,060	2,785,613	1,772,663

April 30, 2024	J.P. Morgan Exchange-Traded Funds	253

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
G. Summary of Derivatives Information—The following tables present the value of derivatives held as of April 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$—	$1,326,426	$—	$—
Unrealized Depreciation on Futures Contracts *	(538,767)	(254,360)	(4,686)	(386,763)	(1,368,000)	(509,454)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(538,767)	(254,360)	(4,686)	939,663	(1,368,000)	(509,454)

	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$—	$6,920	$—
Unrealized Depreciation on Futures Contracts *	(662,839)	(298,291)	(323,942)	—	(72,803)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(662,839)	(298,291)	(323,942)	6,920	(72,803)

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$6,019	$—	$—	$—
Unrealized Depreciation on Futures Contracts *	(17,759)	(27,576)	—	(38,300)	(41,736)	(47,027)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(17,759)	(27,576)	6,019	(38,300)	(41,736)	(47,027)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2024, by primary underlying risk exposure:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$5,737,248	$3,454,542	$259,623	$7,575,650	$5,088,453	$5,401,608
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	418,301	(242,635)	237,526	3,210,580	776,748	1,633,676

254	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$2,812,173	$2,877,389	$1,168,131	$3,337	$30,624	$229,845
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	—	—	—	—	(1,176)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	274,926	833,671	58,288	743	31,425	22,758

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$216,256	$208,564	$576,956	$201,251	$1,288,412	$461,827
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	(18,267)	(31,334)	28,143	(36,350)	16,640	(34,456)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	255

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia Pacific ex-Japan ETF	0.19
BetaBuilders Emerging Markets Equity ETF	0.15
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Carbon Transition U.S. Equity ETF	0.15
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

256	J.P. Morgan Exchange-Traded Funds	April 30, 2024

C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$114,649,412	$111,910,138
BetaBuilders Developed Asia Pacific ex-Japan ETF	165,883,615	116,062,034
BetaBuilders Emerging Markets Equity ETF	54,851,468	33,314,426
BetaBuilders Europe ETF	232,050,730	183,972,273
BetaBuilders International Equity ETF	111,506,579	117,380,568
BetaBuilders Japan ETF	187,995,665	349,714,023
BetaBuilders U.S. Equity ETF	46,530,738	42,908,524
BetaBuilders U.S. Mid Cap Equity ETF	91,459,874	83,790,340
BetaBuilders U.S. Small Cap Equity ETF	62,076,100	149,925,867
Carbon Transition U.S. Equity ETF	533,633	938,813
Emerging Markets Equity ETF	39,908,758	34,175,941
International Equity ETF	41,153,906	48,081,821
U.S. Equity ETF	51,709,259	52,995,932
U.S. Mid Cap Equity ETF	37,426,072	38,526,621
U.S. Small Cap Equity ETF	53,119,236	52,464,443
U.S. Momentum Factor ETF	120,313,709	121,236,461
U.S. Quality Factor ETF	349,309,211	347,705,747
U.S. Value Factor ETF	79,477,388	82,040,229
During the six months ended April 30, 2024, there were no purchases or sales of U.S. Government securities.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	257

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders Canada ETF	$362,879,871	$30,131,414
BetaBuilders Developed Asia Pacific ex-Japan ETF	349,405,808	34,473,185
BetaBuilders Emerging Markets Equity ETF	5,056,838	—
BetaBuilders Europe ETF	1,486,288,872	—
BetaBuilders International Equity ETF	134,831,849	258,901,807
BetaBuilders Japan ETF	1,445,708,685	240,171,405
BetaBuilders U.S. Equity ETF	483,663,661	31,245,588
BetaBuilders U.S. Mid Cap Equity ETF	131,659,101	260,020,983
BetaBuilders U.S. Small Cap Equity ETF	180,445,169	397,935,274
Carbon Transition U.S. Equity ETF	1,725,598	2,831,352
Emerging Markets Equity ETF	3,060,095	—
International Equity ETF	—	29,325,759
U.S. Equity ETF	4,926,417	67,424,779
U.S. Mid Cap Equity ETF	45,688,529	47,854,923
U.S. Small Cap Equity ETF	70,724,889	43,138,551
U.S. Momentum Factor ETF	552,372,324	83,149,496
U.S. Quality Factor ETF	1,769,354,389	623,417,139
U.S. Value Factor ETF	180,353,831	200,875,958
During the six months ended April 30, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$5,828,233,336	$1,392,059,516	$210,385,796	$1,181,673,720
BetaBuilders Developed Asia Pacific ex-Japan ETF	4,724,670,186	316,749,529	588,835,270	(272,085,741)
BetaBuilders Emerging Markets Equity ETF	548,596,852	68,800,119	39,556,080	29,244,039
BetaBuilders Europe ETF	7,665,414,052	714,231,884	607,761,023	106,470,861
BetaBuilders International Equity ETF	3,582,592,493	764,491,971	293,012,471	471,479,500
BetaBuilders Japan ETF	10,375,345,711	1,789,923,496	1,017,532,213	772,391,283
BetaBuilders U.S. Equity ETF	2,671,304,550	548,211,077	102,421,647	445,789,430
BetaBuilders U.S. Mid Cap Equity ETF	1,540,787,454	278,958,197	152,807,084	126,151,113
BetaBuilders U.S. Small Cap Equity ETF	491,945,718	44,823,445	61,115,468	(16,292,023)
Carbon Transition U.S. Equity ETF	4,760,910	513,753	183,238	330,515
Emerging Markets Equity ETF	278,153,450	60,847,312	24,171,677	36,675,635
International Equity ETF	359,006,199	50,517,910	45,717,698	4,800,212
U.S. Equity ETF	367,337,562	75,416,062	18,378,393	57,037,669
U.S. Mid Cap Equity ETF	342,069,006	42,630,786	16,437,789	26,192,997
U.S. Small Cap Equity ETF	489,634,736	54,634,783	38,238,770	16,396,013
U.S. Momentum Factor ETF	783,864,934	74,639,425	13,110,000	61,529,425
U.S. Quality Factor ETF	3,784,380,649	380,471,816	83,251,694	297,220,122
U.S. Value Factor ETF	776,593,926	72,591,365	47,049,556	25,541,809

258	J.P. Morgan Exchange-Traded Funds	April 30, 2024

At October 31, 2023, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$64,270,716	$137,634,986
BetaBuilders Developed Asia Pacific ex-Japan ETF	103,133,156	135,762,083
BetaBuilders Emerging Markets Equity ETF	535,185	312,990
BetaBuilders Europe ETF	123,586,788	207,235,489
BetaBuilders International Equity ETF	29,397,394	54,939,789
BetaBuilders Japan ETF	65,782,769	230,823,357
BetaBuilders U.S. Equity ETF	30,535,955	11,801,665
BetaBuilders U.S. Mid Cap Equity ETF	157,391,651	133,598,467
BetaBuilders U.S. Small Cap Equity ETF	50,557,459	29,835,755
Carbon Transition U.S. Equity ETF	1,455,965 *	1,205,586 *
Emerging Markets Equity ETF	27,541,488	9,070,037
International Equity ETF	53,684,631	111,916,925
U.S. Equity ETF	34,559,356	22,862,408
U.S. Mid Cap Equity ETF	21,279,323	10,918,611
U.S. Small Cap Equity ETF	30,381,878	21,790,847
U.S. Momentum Factor ETF	31,055,612	13,263,139
U.S. Quality Factor ETF	52,310,857	22,883,195
U.S. Value Factor ETF	53,754,581	28,161,447

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
During the year ended October 31, 2023, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
BetaBuilders Japan ETF	$13,529,258
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Small Cap Equity ETF, Carbon Transition U.S. Equity ETF and International Equity ETF, and plus at least 110% for BetaBuilders Emerging Markets Equity ETF and Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate

April 30, 2024	J.P. Morgan Exchange-Traded Funds	259

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2024, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders Emerging Markets Equity ETF	— %	96.0%
BetaBuilders International Equity ETF	—	72.5
BetaBuilders U.S. Mid Cap Equity ETF	51.8	41.7
BetaBuilders U.S. Small Cap Equity ETF	—	72.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Significant shareholder transactions by the Adviser may impact the Funds' performance and liquidity.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

260	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of April 30, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF
Australia	— %	62.8%	— %	— %	— %	— %	— %	11.7%
Canada	95.2	—	—	—	—	—	—	—
China	—	—	25.0	—	—	—	22.7	—
France	—	—	—	15.2	—	—	—	—
Germany	—	—	—	12.4	—	—	—	—
Hong Kong	—	15.7	—	—	—	—	—	—
India	—	—	20.3	—	—	—	12.3	—
Japan	—	—	—	—	24.8	100.0	—	28.3
Singapore	—	10.8	—	—	—	—	—	—
South Korea	—	—	11.6	—	—	—	—	—
Taiwan	—	—	16.7	—	—	—	10.9	—
Turkey	—	—	—	—	—	—	10.7	—
United Kingdom	—	—	—	16.6	10.6	—	—	16.6
As of April 30, 2024, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	261

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Diversified Return Emerging Markets Equity ETF invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

262	J.P. Morgan Exchange-Traded Funds	April 30, 2024

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan BetaBuilders Canada ETF
Actual	$1,000.00	$1,180.30	$1.03	0.19%
Hypothetical	1,000.00	1,023.92	0.96	0.19
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Actual	1,000.00	1,096.00	0.99	0.19
Hypothetical	1,000.00	1,023.92	0.96	0.19
JPMorgan BetaBuilders Emerging Markets Equity ETF
Actual	1,000.00	1,135.70	0.80	0.15
Hypothetical	1,000.00	1,024.12	0.75	0.15
JPMorgan BetaBuilders Europe ETF
Actual	1,000.00	1,181.80	0.49	0.09
Hypothetical	1,000.00	1,024.42	0.45	0.09
JPMorgan BetaBuilders International Equity ETF
Actual	1,000.00	1,170.80	0.38	0.07
Hypothetical	1,000.00	1,024.51	0.35	0.07
JPMorgan BetaBuilders Japan ETF
Actual	1,000.00	1,173.40	1.03	0.19
Hypothetical	1,000.00	1,023.92	0.96	0.19
JPMorgan BetaBuilders U.S. Equity ETF
Actual	1,000.00	1,212.60	0.11	0.02
Hypothetical	1,000.00	1,024.76	0.10	0.02
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Actual	1,000.00	1,221.30	0.39	0.07
Hypothetical	1,000.00	1,024.51	0.35	0.07
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Actual	1,000.00	1,199.90	0.49	0.09
Hypothetical	1,000.00	1,024.42	0.45	0.09

April 30, 2024	J.P. Morgan Exchange-Traded Funds	263

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Carbon Transition U.S. Equity ETF
Actual	$1,000.00	$1,212.20	$0.83	0.15%
Hypothetical	1,000.00	1,024.12	0.75	0.15
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual	1,000.00	1,145.60	2.35	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
JPMorgan Diversified Return International Equity ETF
Actual	1,000.00	1,150.50	1.98	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37
JPMorgan Diversified Return U.S. Equity ETF
Actual	1,000.00	1,183.50	0.98	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual	1,000.00	1,180.20	1.30	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Actual	1,000.00	1,157.40	1.56	0.29
Hypothetical	1,000.00	1,023.42	1.46	0.29
JPMorgan U.S. Momentum Factor ETF
Actual	1,000.00	1,255.90	0.67	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12
JPMorgan U.S. Quality Factor ETF
Actual	1,000.00	1,194.80	0.65	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12
JPMorgan U.S. Value Factor ETF
Actual	1,000.00	1,196.00	0.66	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12

*	Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

264	J.P. Morgan Exchange-Traded Funds	April 30, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	265

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-ETF-424

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active China ETF	JCHI	NYSE Arca, Inc.
JPMorgan ActiveBuilders Emerging Markets Equity ETF	JEMA	Cboe BZX Exchange, Inc.
JPMorgan Global Select Equity ETF	JGLO	The NASDAQ Stock Market® LLC
JPMorgan Healthcare Leaders ETF	JDOC	The NASDAQ Stock Market® LLC
JPMorgan Hedged Equity Laddered Overlay ETF	HELO	NYSE Arca, Inc.
JPMorgan International Growth ETF	JIG	NYSE Arca, Inc.
JPMorgan International Value ETF	JIVE	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2024	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2024 (Unaudited)
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period. However, prices for developed market equities fell in April 2024, while emerging markets equity rose slightly.
By the start of November 2023, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,100 and 5,200 points in March 2024.
The S&P 500 Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in 2024 and the remaining five companies accounted for 74% of the S&P 500 Index’s return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed. Equity prices in China recovered somewhat as the government adopted new measures to counter slower consumer spending and long-standing weakness in the country’s property sector.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Active China ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	3.74%
Market Price **	3.50%
MSCI China All Shares Index (net total return)	3.64%
Net Assets as of 4/30/2024	$10,718,574
Fund Ticker	JCHI
INVESTMENT OBJECTIVE***
The JPMorgan Active China ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities and equity-related instruments that are tied economically to China and seeks to add value through an investment process primarily driven by bottom-up stock selection, while being mindful of macro and policy considerations. The Fund leverages research analysts with local expertise to identify what the sub-adviser believes are attractively valued industry leaders.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive absolute return and outperformed the MSCI China All Shares Index (the “Benchmark”).
The Fund’s overweight position in the communication services sector and its security selection in the consumer discretionary sectors were leading contributors to performance relative to the Benchmark, while the Fund’s underweight position in the materials sector and its overweight position in the information technology sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Foxconn Industrial Internet Co., Haier Smart Home Co. and PetroChina Co. Shares of Foxconn Industrial Internet, a Shenzhen manufacturer of network and cloud computing equipment, rose amid global demand for artificial intelligence technologies. Shares of Haier Smart Home, a Qingdao manufacturer of household appliances, rose after the company reported better-than-expected earnings for the first quarter of 2024. Shares of PetroChina, an integrated oil and natural gas producer based in Beijing, rose after the company reported increased earnings for 2023 amid a surge in sales of fuel and natural gas.
Leading individual detractors from relative performance included the Fund’s overweight positions in Asymchem Laboratories (Tianjin) Co., Wuxi Biologics (Cayman) Inc. and Guangzhou Kingmed Diagnostics Group Co. Shares of Asymchem Laboratories, a pharmaceuticals company, fell after the company reported lower-than-expected earnings for 2023. Shares of Wuxi Biologics, a provider of technology and services to the pharmaceuticals industry, fell after the company warned of a drop in 2023 revenue amid broad weakness in the biotechnology contract manufacturing industry. Shares of Guangzhou Kingmed Diagnostics, a provider of medical testing and screening, fell amid declining demand for Covid tests and lower-than-expected earnings for the first quarter of 2024.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the information technology and communication services sectors and its largest underweight allocations were to the industrials and materials sectors.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active China ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $41.23 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $41.30.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Tencent Holdings Ltd. (China)	12.2%
2.	Alibaba Group Holding Ltd. (China)	5.6
3.	China Merchants Bank Co. Ltd., Class H (China)	4.3
4.	China Construction Bank Corp., Class H (China)	4.2
5.	Kweichow Moutai Co. Ltd., Class A (China)	4.1
6.	Meituan (China)	3.2
7.	Haier Smart Home Co. Ltd., Class H (China)	3.2
8.	China Yangtze Power Co. Ltd., Class A (China)	2.8
9.	Foxconn Industrial Internet Co. Ltd., Class A (China)	2.7
10.	NetEase, Inc. (China)	2.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Consumer Discretionary	18.9%
Communication Services	18.8
Information Technology	15.2
Financials	15.1
Consumer Staples	10.8
Utilities	4.9
Energy	4.3
Health Care	4.2
Industrials	3.5
Real Estate	2.3
Materials	1.9
Short-Term Investments	0.1

4	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Active China ETF
Net Asset Value	March 15, 2023	3.74%	(11.72)%	(10.94)%
Market Price		3.50	(11.74)	(10.81)

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/15/23 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on March 15, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active China ETF and the MSCI China All Shares Index (net total return) from March 15, 2023 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI China All Shares Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI China All Shares Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap Chinese securities represented across China A-shares, B-shares, H-shares, Redchips, P-chips and foreign listings (e.g. ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Because the Fund invests at least 80% of the value of its assets in equity securities and equity-related instruments that are tied economically to China, it presents different risks than funds that do not so invest. Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (“VIE”) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as the Fund). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of the Fund’s associated portfolio holdings would likely fall, causing substantial investment losses.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan ActiveBuilders Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	12.33%
Market Price **	12.55%
MSCI Emerging Markets Index (net total return)	15.40%
Net Assets as of 4/30/2024	$1,014,555,181
Fund Ticker	JEMA
INVESTMENT OBJECTIVE***
The JPMorgan ActiveBuilders Emerging Markets Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities and equity-related instruments that are tied economically to emerging markets and seeks to construct a portfolio of holdings that will outperform the MSCI Emerging Markets Index (the “Benchmark”) over time while maintaining similar risk characteristics. The Fund allocates investments to the adviser’s actively managed emerging market equity strategies, including country, region and style strategies, among others, and may invest across all market capitalizations.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive absolute return and underperformed the Benchmark.
The Fund’s overweight allocation to the consumer staples sector and its security selection in the financials sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the consumer discretionary sector and its underweight position in the health care sector were leading contributors to relative performance.
By country, the Fund’s security selection in India and Taiwan was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in South Korea and its overweight position in Mexico were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s underweight position in Taiwan Semiconductor Manufacturing Co., its overweight position in HDFC Bank Ltd. and its out-of-Benchmark position in AIA Group Ltd. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of HDFC Bank, an Indian financial services provider, fell after the company reported weaker-than-expected results during the period. Shares of AIA Group, a Hong Kong life and health insurance provider, fell amid investor concerns about the company’s lack of growth in new business.
Leading individual contributors to relative performance included the Fund’s overweight positions in KB Financial Group Inc. and SK Hynix Inc., and its underweight position in Li Auto Shares of KB Financial Group, a South Korean diversified bank, rose after the company reported better-than-expected earnings for the fourth quarter of 2023. Shares of SK Hynix, a South Korean semiconductor manufacturer, rose amid strong global demand for semiconductors and relative technologies. Shares of Li Auto, a Chinese electric car manufacturer not held in the Fund, fell after the company cut prices on its vehicles amid competition from Tesla Inc.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the consumer staples and information technology sectors and its largest underweight allocations were to the materials and health care sectors. By country, the Fund’s largest overweight allocations were to Mexico and Argentina and its largest underweight positions were in India and Saudi Arabia.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.3%
2.	Samsung Electronics Co. Ltd. (South Korea)	4.6
3.	Tencent Holdings Ltd. (China)	4.4
4.	Alibaba Group Holding Ltd. (China)	1.7
5.	Infosys Ltd. (India)	1.6
6.	Tata Consultancy Services Ltd. (India)	1.3
7.	NetEase, Inc. (China)	1.1
8.	ICICI Bank Ltd. (India)	1.1
9.	Reliance Industries Ltd. (India)	1.0
10.	China Merchants Bank Co. Ltd., Class H (China)	1.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	26.6%
Taiwan	17.7
India	16.4
South Korea	13.1
Brazil	5.1
Mexico	3.5
South Africa	3.2
Saudi Arabia	2.9
Indonesia	2.0
Thailand	1.4
Hong Kong	1.2
Others (each less than 1.0%)	6.3
Short-Term Investments	0.6

6	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $36.49 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2024, the closing price was $36.55.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Net Asset Value	March 10, 2021	12.33%	5.66%	(6.24)%
Market Price		12.55	5.22	(6.20)

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/10/21 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on March 10, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders Emerging Markets Equity ETF and the MSCI Emerging Markets Index (net total return) from March 10, 2021 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

8	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Global Select Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	20.76%
Market Price **	20.79%
MSCI World Index (net total return)	20.29%
Net Assets as of 4/30/2024	$2,827,199,415
Fund Ticker	JGLO
INVESTMENT OBJECTIVE***
The JPMorgan Global Select Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in large-capitalization stocks across developed and emerging markets and seeks companies that the Fund’s adviser believes are attractively valued, possess strong free cash flow and have the potential for sustainable earnings growth, while seeking to maintain regional geographic and sector exposures similar to those of the MSCI World Index (the “Benchmark”).
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive return and outperformed the Benchmark.
By sector, the Fund’s security selection in the technology – semiconductors & hardware sector and the media sector was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the industrial cyclical and health services & systems sectors was a leading detractor from relative performance.
By region, the Fund’s security selection in the U.S. and its out-of-Benchmark allocation to emerging markets were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the U.K. and the Pacific, excluding Japan, was a leading detractor from relative performance.
The Fund’s underweight position in Apple Inc., its out-of-Benchmark position in Taiwan Semiconductor Manufacturing Co. and its overweight position in Uber Technologies Inc. were leading contributors to relative performance. Shares of Apple, an information technology conglomerate, fell amid a decline in iPhone sales, particularly in China. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of Uber Technologies, a ride hailing platform operator, rose after the company unveiled a $7 billion share repurchase plan and reported strong growth in bookings during the period.
The Fund’s overweight positions in CME Group Inc., UnitedHealth Group Inc. and Deere & Co. were leading detractors from relative performance. Shares of CME Group, a financial securities exchanges operator, fell early in the period after the company reported third-quarter 2023 revenue that was in line with analysts’ expectations amid higher costs. Shares of UnitedHealth Group, a managed care and insurance provider, fell after a security breach compromised large amounts of the company’s patient data. Shares of Deere, an agricultural machinery manufacturer, fell after the company issued a weaker-than-expected earnings forecast for 2024.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest allocations were to the technology – semiconductors & hardware sector and the media sector, while the Fund’s smallest allocations were to the telecommunications sector and the automobiles & auto parts sector. The Fund had no holdings in the transportation sector. The Fund’s largest regional allocations were to the U.S. and Europe, excluding the U.K., while its smallest allocations were to Canada and the Pacific, excluding Japan.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	7.2%
2.	Amazon.com, Inc.	5.6
3.	Apple, Inc.	4.9
4.	NVIDIA Corp.	4.9
5.	UnitedHealth Group, Inc.	3.5
6.	Mastercard, Inc., Class A	3.4
7.	CME Group, Inc.	2.9
8.	Meta Platforms, Inc., Class A	2.9
9.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.6
10.	Exxon Mobil Corp.	2.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
United States	72.7%
France	7.2
United Kingdom	3.1
Taiwan	2.9
Japan	2.2
South Korea	2.1
Denmark	1.9
Germany	1.6
Netherlands	1.5
Others (each less than 1.0%)	3.3
Short-Term Investments	1.5

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

April 30, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Global Select Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.44 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on The NASDAQ Stock Market® LLC. As of April 30, 2024, the closing price was $55.54.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2024

TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan Global Select Equity ETF
Net Asset Value	September 13, 2023	20.76%	15.88%
Market Price		20.79	16.09

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/13/23 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on September 13, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Global Select Equity ETF and the MSCI World Index (net total return) from September 13, 2023 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Healthcare Leaders ETF
FUND COMMENTARY
FOR THE PERIOD November 1, 2023 (FUND INCEPTION) THROUGH April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.47%
Market Price **	17.51%
MSCI World Healthcare Index (net total return)	13.41%
MSCI World Index (net total return)	19.05%
Net Assets as of 4/30/2024	$7,037,375
Fund Ticker	JDOC
INVESTMENT OBJECTIVE***
The JPMorgan Healthcare Leaders ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund primarily invests in equity securities issued by pharmaceutical, biotechnology, healthcare services, healthcare technology, medical technology and life sciences companies that the adviser believes are leaders whose magnitude and/or duration of future growth is underappreciated by the market.
HOW DID THE FUND PERFORM?
For the period from inception on November 1, 2023 to April 30, 2024, the Fund generated a positive absolute return and outperformed the MSCI World Healthcare Index (the “Index”).
The Fund’s security selection in the pharmaceuticals and medical technology subsectors was a leading contributor to performance relative to the Index, while the Fund’s overweight allocation to the healthcare services subsector was the sole overall detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s out-of-Index position in Natera Inc., its overweight position in Eli Lilly & Co. and its underweight position in Gilead Sciences Inc. Shares of Natera, a provider of molecular testing technology to the biotechnology industry, rose after the company reported better-than-expected earnings and revenue for the fourth quarter of 2023. Shares of Eli Lilly, a pharmaceuticals developer and manufacturer, rose amid surging consumer demand for the company’s diabetes and weight-loss drugs. Shares of Gilead Sciences, a biotechnology discovery and development company, fell after the company reported lower-than-expected earnings for the fourth quarter of 2023 and issued a weaker-than-expected forecast for 2024.
Leading individual detractors from relative performance included the Fund’s underweight positions in AbbVie Inc. and Elevance Health Inc. and its overweight position in Exact Sciences Shares of AbbVie, a pharmaceuticals developer and manufacturer, rose after the company reported better-than-expected earnings for the fourth quarter of 2023 and raised its earnings forecast for 2024. Shares of Elevance Health, a managed care provider not held in the Fund, rose after the company reported consecutive quarters of better-than-expected earnings and revenue. Shares of Exact Sciences, a cancer screening and diagnostics provider, fell after the company reported lower-than-expected earnings for the first quarter of 2024.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest allocations were to the pharmaceutical and medical technology subsectors and its smallest allocations were to the healthcare services and biotechnology subsectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Eli Lilly & Co.	9.5%
2.	UnitedHealth Group, Inc.	7.8
3.	Novo Nordisk A/S, Class B (Denmark)	5.9
4.	AstraZeneca plc (United Kingdom)	5.0
5.	AbbVie, Inc.	4.6
6.	Regeneron Pharmaceuticals, Inc.	4.4
7.	Danaher Corp.	3.4
8.	Cigna Group (The)	3.0
9.	Johnson & Johnson	2.9
10.	Stryker Corp.	2.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
United States	81.5%
Denmark	6.3
United Kingdom	5.0
Switzerland	3.3
Japan	1.6
Others (each less than 1.0%)	1.4
Short-Term Investments	0.9

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.30 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on The NASDAQ Stock Market® LLC. As of April 30, 2024, the closing price was $56.32.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2024

TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Healthcare Leaders ETF
Net Asset Value	November 1, 2023	17.47%
Market Price		17.51
LIFE OF FUND PERFORMANCE (11/1/23 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on November 1, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Healthcare Leaders ETF, the MSCI World Healthcare Index (net total return) and the MSCI World Index (net total return) from November 1, 2023 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Healthcare Index (net total return) and the MSCI World Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World Healthcare Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap health care stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Hedged Equity Laddered Overlay ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	11.81%
Market Price **	11.95%
S&P 500 Index	20.98%
ICE BofA 3-Month US Treasury Bill Index	2.66%
Net Assets as of 4/30/2024	$528,702,504
Fund Ticker	HELO
INVESTMENT OBJECTIVE***
The JPMorgan Hedged Equity Laddered Overlay ETF (the “Fund”) seeks to provide capital appreciation.
INVESTMENT APPROACH
The Fund invests in a portfolio of large capitalization U.S. stocks, while employing a laddered options strategy that seeks to reduce downside risk in falling markets. The Fund’s adviser constructs the underlying equity portfolio through a proprietary process that seeks to identify overvalued and undervalued stocks, while maintaining characteristics similar to the S&P 500 Index (the “Benchmark”) and seeks to provide a majority of the Benchmark's returns with less volatility and less downside risk.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive return and underperformed the Benchmark and captured 56% of the Benchmark’s return with 52% of its volatility.
Relative to the Benchmark, the Fund’s security selection in the telecommunications and health services & systems sectors was a leading detractor from performance, while the Fund’s security selection in the technology and retail sectors was a leading contributor to relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Nvidia Corp. and Trane Technologies PLC, and its underweight position in Cisco Systems Inc. Shares of Nvidia, a semiconductor manufacturer, rose amid increased global demand for semiconductors and investor preference for large cap technology stocks during the period. Shares of Trane Technologies, an Irish heating, ventilation and air conditioning equipment provider, rose after the company reported better-than-expected earnings for the first quarter of 2024 and raised its forecast for 2024. Shares of Cisco Systems, a communications equipment manufacturer, fell after the company reported a slowdown in new orders and issued a weaker-than-expected earnings forecast for 2024.
Leading individual detractors from relative performance included the Fund’s underweight positions in Broadcom Inc. and General Electric Co., and its overweight position in Charter Communications Inc. Shares of Broadcom, a semiconductor manufacturer, rose amid increased global demand for semiconductors and related technologies. Shares of General Electric, an aerospace and defense manufacturer not held in the Fund, rose after the company reported better-than-
expected earnings and revenue for the first quarter of 2024 and issued a stronger-than-expected earnings forecast. Shares of Charter Communications, a cable and satellite TV provider, fell after the company reported lower-than-expected earnings for the fourth quarter of 2023.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest allocations were to the technology and media sectors and its smallest allocations were to the telecommunications sector and real estate investment trusts.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	7.5%
2.	Apple, Inc.	5.9
3.	NVIDIA Corp.	5.5
4.	Amazon.com, Inc.	4.3
5.	Meta Platforms, Inc., Class A	2.5
6.	Alphabet, Inc., Class A	2.3
7.	Exxon Mobil Corp.	1.8
8.	Alphabet, Inc., Class C	1.7
9.	Mastercard, Inc., Class A	1.6
10.	Berkshire Hathaway, Inc., Class B	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Information Technology	28.7%
Financials	13.2
Health Care	12.2
Consumer Discretionary	11.6
Industrials	9.1
Communication Services	8.3
Consumer Staples	5.2
Energy	4.1
Utilities	2.3
Materials	2.2
Real Estate	1.9
Other ****	1.0
Short-Term Investments	0.2

14	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.94 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $55.01.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

****
Put Options Purchased

April 30, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Hedged Equity Laddered Overlay ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan Hedged Equity Laddered Overlay ETF
Net Asset Value	September 28, 2023	11.81%	10.20%
Market Price		11.95	10.34

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/28/23 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on September 28, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Hedged Equity Laddered Overlay ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from September 28, 2023 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan International Growth ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.97%
Market Price **	18.08%
MSCI ACWI ex USA Growth Index (net total return)	19.07%
Net Assets as of 4/30/2024	$86,166,714
Fund Ticker	JIG
INVESTMENT OBJECTIVE***
The JPMorgan International Growth ETF (the “Fund”) seeks long-term capital appreciation.
INVESTMENT APPROACH
The Fund employs a fundamental bottom-up approach that seeks to identify companies with strong growth and quality characteristics at attractive valuations. The Fund invests primarily in equity securities of foreign companies.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive return and underperformed the MSCI ACWI ex-USA Growth Index (the “Benchmark”).
The Fund’s security selection in the consumer discretionary and health care sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the financials and information technology sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Yum China Holdings Inc. and Argenx SE, and its underweight position in AstraZeneca PLC. Shares of Yum China Holdings, an operator of fast-food restaurant chains, fell after the company reported lower-than-expected revenue for the first quarter of 2024. Shares of Argenx, a Dutch drug development company, fell in December 2023 after the company’s proposed autoimmune disorder treatment failed in a clinical trial. Shares of AstraZeneca, a U.K. pharmaceuticals manufacturer, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2024.
Leading individual contributors to relative performance included the Fund’s overweight positions in Taiwan Semiconductor Manufacturing Co. and InterContinental Hotels Group PLC, and its out-of-Benchmark position in 3i Group PLC. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of InterContinental Hotels Group, a U.K. hotels and resorts operator, rose after the company reported better-than-expected earnings and revenue during the period. Shares of 3i Group, a U.K. private equity and venture capital manager, rose after the company reported better-than-expected earnings for its fiscal third quarter.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest allocations were to the industrials and information technology sectors and its smallest allocations were to the energy and utilities sectors.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan International Growth ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $60.47 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $60.50.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	ASML Holding NV (Netherlands)	4.4%
2.	Tencent Holdings Ltd. (China)	3.9
3.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.7
4.	Novo Nordisk A/S, Class B (Denmark)	3.6
5.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3.5
6.	Nestle SA (Registered)	2.9
7.	Safran SA (France)	2.6
8.	3i Group plc (United Kingdom)	2.4
9.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.3
10.	Air Liquide SA (France)	2.2

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	15.9%
France	11.4
United Kingdom	9.7
China	8.0
United States	7.9
Taiwan	7.2
Netherlands	7.1
Canada	6.1
Denmark	4.2
South Korea	2.9
Sweden	2.8
Indonesia	1.9
Switzerland	1.8
Mexico	1.6
Spain	1.5
Germany	1.3
Singapore	1.1
Italy	1.0
Brazil	1.0
Others (each less than 1.0%)	0.7
Short-Term Investments	4.9

18	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF
Net Asset Value	May 20, 2020	17.97%	5.27%	5.05%
Market Price		18.08	5.07	5.06

*	Not annualized.
LIFE OF FUND PERFORMANCE (5/20/20 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on May 20, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Growth ETF and the MSCI ACWI ex USA Growth Index (net total return) from May 20, 2020 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Growth Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Growth Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of growth-oriented large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan International Value ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	18.58%
Market Price **	18.22%
MSCI ACWI ex USA Index (net total return)	17.69%
MSCI ACWI ex USA Value Index (net total return)	16.35%
Net Assets as of 4/30/2024	$13,537,548
Fund Ticker	JIVE
INVESTMENT OBJECTIVE***
The JPMorgan International Value ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund primarily invests in stocks of foreign developed and emerging market countries across all market capitalizations. The Fund’s adviser employs a global network of research analysts and seeks companies with what it believes are attractive valuations.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive absolute return and outperformed the MSCI ACWI ex USA Value Index (the “Index”).
The Fund’s security selection in the banks and insurance sectors was a leading contributor to performance relative to the Index, while the Fund’s overweight position in the energy sector and its security selection in the consumer discretionary distribution & retail sector were leading detractors from relative performance.
By region, the Fund’s security selection in Europe, excluding the U.K., and in emerging markets was a leading contributor to performance relative to the Index. There were no significant regional detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s out-of-Index positions in Fujikura Ltd. and Powertech Technology Inc., and its underweight position in
Roche Holdings AG. Shares of Fujikura, a Japanese electrical components and equipment supplier, rose after the company reported better-than-expected earnings during the period. Shares of Powertech Technology, a Taiwanese semiconductor manufacturer, rose amid strong global demand for semiconductors and related technologies. Shares of Roche Holding, a Swiss pharmaceuticals company, fell after the company issued a weaker-than-expected earnings forecast for 2024.
Leading individual detractors from relative performance included the Fund’s overweight position in Alibaba Group Holding Ltd. and its underweight positions in Toyota Motor Corp. and Siemens AG. Shares of Alibaba Group Holding, a Chinese online retail platform, fell amid investor concerns about the company’s ability to increase revenue. Shares of Toyota Motor, a Japanese automobile manufacturer, rose amid surging sales of its electric vehicles. Shares of Siemens, a German industrial conglomerate not held in the Fund, rose amid consecutive quarters of better-than-expected earnings.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest allocations were to the energy and materials sectors and the smallest allocations were to the consumer staples distribution & retail and the commercial & professional services sectors. By region, the Fund’s largest allocations were to Europe, excluding the U.K., and emerging markets and its smallest allocations were to North America and the Pacific, excluding Japan.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $54.15 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on The NASDAQ Stock Market® LLC. As of April 30, 2024, the closing price was $54.23.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Shell plc	2.0%
2.	Novartis AG (Registered) (Switzerland)	1.8
3.	TotalEnergies SE (France)	1.4
4.	Samsung Electronics Co. Ltd. (South Korea)	1.3
5.	Alibaba Group Holding Ltd. (China)	1.3
6.	Toyota Motor Corp. (Japan)	1.1
7.	HSBC Holdings plc (United Kingdom)	1.0
8.	Rio Tinto plc (Australia)	1.0
9.	BP plc	1.0
10.	Allianz SE (Registered) (Germany)	1.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	16.9%
China	8.5
United Kingdom	6.5
France	6.2
South Korea	6.1
Germany	5.9
United States	5.4
Italy	4.7
Australia	4.3
Canada	4.2
Switzerland	2.9
Spain	2.7
Taiwan	2.4
India	2.4
Brazil	2.0
South Africa	1.9
Netherlands	1.8
Sweden	1.7
Finland	1.6
Austria	1.2
Singapore	1.2
Hong Kong	1.2
Norway	1.2
Denmark	1.0
Others (each less than 1.0%)	4.9
Short-Term Investments	1.2

April 30, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan International Value ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan International Value ETF
Net Asset Value	September 13, 2023	18.58%	13.67%
Market Price		18.22	13.83

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/13/23 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on September 13, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Value ETF, the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Value Index (net total return) from September 13, 2023 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Index (net total return) and the MSCI ACWI ex USA Value Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of these securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI ACWI ex USA Value Index (net total return) captures large and mid cap securities exhibiting overall value style characteristics across 22 Developed and 24 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

22	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%
Automobile Components — 2.2%
Fuyao Glass Industry Group Co. Ltd., Class A	34,900	239,548
Banks — 10.0%
Agricultural Bank of China Ltd., Class H	366,000	163,203
China Construction Bank Corp., Class H	692,000	447,718
China Merchants Bank Co. Ltd., Class H	107,000	463,402
		1,074,323
Beverages — 5.9%
Chongqing Brewery Co. Ltd., Class A	19,600	189,618
Kweichow Moutai Co. Ltd., Class A	1,900	444,712
		634,330
Broadline Retail — 5.6%
Alibaba Group Holding Ltd.	64,000	599,236
Chemicals — 1.9%
Wanhua Chemical Group Co. Ltd., Class A	16,600	203,019
Consumer Staples Distribution & Retail — 1.7%
Yifeng Pharmacy Chain Co. Ltd., Class A	30,400	183,565
Electrical Equipment — 1.0%
Hongfa Technology Co. Ltd., Class A	27,700	108,747
Electronic Equipment, Instruments & Components — 8.5%
BOE Technology Group Co. Ltd., Class A	408,500	244,782
Foxconn Industrial Internet Co. Ltd., Class A	86,331	284,762
Luxshare Precision Industry Co. Ltd., Class A	44,000	176,068
Sunny Optical Technology Group Co. Ltd.	24,400	118,040
Xiamen Faratronic Co. Ltd., Class A	6,600	89,453
		913,105
Entertainment — 3.5%
iQIYI, Inc., ADR *	25,034	121,415
NetEase, Inc.	13,400	251,178
		372,593
Food Products — 3.2%
Angel Yeast Co. Ltd., Class A	24,400	100,009
Anjoy Foods Group Co. Ltd., Class A	5,700	72,255
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,300	174,278
		346,542
Gas Utilities — 2.1%
ENN Energy Holdings Ltd.	26,600	226,643
Health Care Equipment & Supplies — 1.3%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,200	134,134
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — 0.8%
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	15,800	83,334
Hotels, Restaurants & Leisure — 4.6%
H World Group Ltd., ADR	4,021	147,611
Meituan * (a)	25,700	350,921
		498,532
Household Durables — 4.9%
Haier Smart Home Co. Ltd., Class H	93,200	345,215
Jason Furniture Hangzhou Co. Ltd., Class A	24,100	110,749
Oppein Home Group, Inc., Class A	8,500	72,864
		528,828
Independent Power and Renewable Electricity Producers — 2.8%
China Yangtze Power Co. Ltd., Class A	83,900	298,300
Insurance — 5.1%
China Pacific Insurance Group Co. Ltd., Class H	85,400	187,118
PICC Property & Casualty Co. Ltd., Class H	106,000	131,693
Ping An Insurance Group Co. of China Ltd., Class H	49,500	224,338
		543,149
Interactive Media & Services — 14.1%
Kanzhun Ltd., ADR	10,057	199,028
Tencent Holdings Ltd.	29,800	1,307,719
		1,506,747
Machinery — 2.5%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,200	92,766
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,141	27,162
Zhuzhou CRRC Times Electric Co. Ltd., Class H	40,400	144,794
		264,722
Media — 1.2%
Focus Media Information Technology Co. Ltd., Class A	149,500	133,590
Oil, Gas & Consumable Fuels — 4.4%
China Petroleum & Chemical Corp., Class H	386,000	230,404
PetroChina Co. Ltd., Class H	254,000	236,663
		467,067
Pharmaceuticals — 2.2%
Asymchem Laboratories Tianjin Co. Ltd., Class A	7,700	87,463
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	18,300	151,295
		238,758
Real Estate Management & Development — 2.3%
KE Holdings, Inc., ADR	16,143	244,082
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.8%
Flat Glass Group Co. Ltd., Class H	65,000	156,570
Hangzhou First Applied Material Co. Ltd., Class A	16,420	61,292
Montage Technology Co. Ltd., Class A	27,124	188,055
		405,917
Software — 1.1%
Kingdee International Software Group Co. Ltd. *	110,000	116,053
Technology Hardware, Storage & Peripherals — 1.8%
Lenovo Group Ltd.	170,000	191,209
Textiles, Apparel & Luxury Goods — 1.5%
Shenzhou International Group Holdings Ltd.	16,000	157,267
Total Common Stocks (Cost $11,639,725)		10,713,340
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM, 5.41% (b) (c)(Cost $10,610)	10,608	10,610
Total Investments — 100.1% (Cost $11,650,335)		10,723,950
Liabilities in Excess of Other Assets — (0.1)%		(5,376)
NET ASSETS — 100.0%		10,718,574

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Australia — 0.1%
Rio Tinto plc	9,009	609,556
Austria — 0.1%
Erste Group Bank AG	9,343	435,712
Raiffeisen Bank International AG	14,354	265,102
		700,814
Brazil — 5.1%
Ambev SA	366,965	861,477
Arcos Dorados Holdings, Inc., Class A	80,077	863,230
Atacadao SA	516,931	1,112,985
B3 SA - Brasil Bolsa Balcao	1,524,372	3,155,837
Banco BTG Pactual SA	97,264	626,374
Banco do Brasil SA	953,924	5,050,143
BB Seguridade Participacoes SA	183,832	1,139,967
CCR SA	109,145	258,538
Cury Construtora e Incorporadora SA	103,394	389,076
Itau Unibanco Holding SA (Preference)	851,066	5,146,453
Itausa SA (Preference)	744,469	1,370,628
Localiza Rent a Car SA	225,883	2,135,461
Lojas Renner SA	722,929	2,131,503
MercadoLibre, Inc. *	3,458	5,044,185
Natura & Co. Holding SA	109,450	350,107
NU Holdings Ltd., Class A *	210,261	2,283,434
Petroleo Brasileiro SA, ADR	442,618	7,511,227
Porto Seguro SA	133,138	769,198
Raia Drogasil SA	431,109	2,128,728
Rumo SA *	118,965	462,563
Suzano SA	64,478	725,915
Telefonica Brasil SA	61,643	566,618
TIM SA	785,914	2,675,916
TOTVS SA	49,726	265,073
Transmissora Alianca de Energia Eletrica S/A	108,195	734,274
Vale SA, ADR	152,660	1,857,872
Vibra Energia SA	102,769	464,505
WEG SA	274,709	2,099,228
		52,180,515
Chile — 0.3%
Banco de Chile	3,253,341	360,899
Banco Santander Chile	69,316,051	3,140,720
		3,501,619
China — 26.7%
Agricultural Bank of China Ltd., Class H	624,000	278,248
Airtac International Group	30,562	1,082,074
Alibaba Group Holding Ltd.	1,897,586	17,767,220
INVESTMENTS	SHARES	VALUE($)

China — continued
Angel Yeast Co. Ltd., Class A	203,209	832,897
Anhui Heli Co. Ltd., Class A	115,900	383,247
Anjoy Foods Group Co. Ltd., Class A	79,900	1,012,839
Anker Innovations Technology Co. Ltd., Class A	33,200	393,747
Asymchem Laboratories Tianjin Co. Ltd., Class H (a)	39,000	317,252
Avary Holding Shenzhen Co. Ltd., Class A	105,500	349,391
Baidu, Inc., Class A *	157,300	2,037,914
Bank of China Ltd., Class H	624,000	279,858
Beijing Kingsoft Office Software, Inc., Class A	31,204	1,319,432
BOE Technology Group Co. Ltd., Class A	1,296,300	776,770
Budweiser Brewing Co. APAC Ltd. (a)	1,091,828	1,518,942
BYD Electronic International Co. Ltd.	112,500	378,988
Chacha Food Co. Ltd., Class A	142,900	736,705
China CITIC Bank Corp. Ltd., Class H	830,000	485,578
China Construction Bank Corp., Class H	9,524,000	6,161,943
China Merchants Bank Co. Ltd., Class H	2,344,500	10,153,696
China Merchants Energy Shipping Co. Ltd., Class A	334,300	393,121
China Oilfield Services Ltd., Class H	294,000	314,376
China Overseas Land & Investment Ltd.	1,066,500	1,961,158
China Pacific Insurance Group Co. Ltd., Class H	1,214,400	2,660,846
China Petroleum & Chemical Corp., Class H	3,710,000	2,214,506
China Resources Gas Group Ltd.	634,300	1,993,588
China Resources Land Ltd.	240,000	863,001
China Resources Mixc Lifestyle Services Ltd. (a)	243,082	855,591
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	121,700	1,006,155
China Shenhua Energy Co. Ltd., Class H	133,500	554,088
China Yangtze Power Co. Ltd., Class A	1,260,775	4,482,593
Chongqing Brewery Co. Ltd., Class A	184,600	1,785,895
Chongqing Changan Automobile Co. Ltd., Class A	87,100	175,857
CITIC Securities Co. Ltd., Class H	651,500	1,037,263
CMOC Group Ltd., Class H	639,000	599,516
Contemporary Amperex Technology Co. Ltd., Class A	47,200	1,317,900
CSPC Pharmaceutical Group Ltd.	998,000	819,490
DaShenLin Pharmaceutical Group Co. Ltd., Class A	111,112	332,727
ENN Energy Holdings Ltd.	67,500	575,127
Flat Glass Group Co. Ltd., Class H	269,000	647,960
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Focus Media Information Technology Co. Ltd., Class A	1,973,600	1,763,563
Foshan Haitian Flavouring & Food Co. Ltd., Class A	128,430	692,440
Foxconn Industrial Internet Co. Ltd., Class A	865,300	2,854,178
Fuyao Glass Industry Group Co. Ltd., Class H (a)	964,000	5,771,529
Ganfeng Lithium Group Co. Ltd. (a)	161,200	472,716
GF Securities Co. Ltd., Class H	351,800	350,478
Great Wall Motor Co. Ltd., Class H	281,000	424,631
Gree Electric Appliances, Inc. of Zhuhai, Class A	116,500	674,710
Guangdong Dongpeng Holdings Co. Ltd., Class A	272,700	256,057
Guangdong Investment Ltd.	64,000	33,431
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	66,100	348,630
H World Group Ltd.	936,686	3,485,103
Haier Smart Home Co. Ltd., Class H	2,436,800	9,025,967
Haitian International Holdings Ltd.	91,000	296,373
Hangzhou First Applied Material Co. Ltd., Class A	94,460	352,594
Hefei Meiya Optoelectronic Technology, Inc., Class A	387,121	952,390
Hisense Home Appliances Group Co. Ltd.	133,000	556,306
HLA Group Corp. Ltd.	314,800	395,361
Hongfa Technology Co. Ltd., Class A	218,900	859,373
Huayu Automotive Systems Co. Ltd., Class A	575,446	1,304,315
Industrial & Commercial Bank of China Ltd., Class H	523,000	280,448
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,668,413	6,563,621
iQIYI, Inc., ADR *	128,379	622,638
JA Solar Technology Co. Ltd., Class A *	143,500	280,934
Jason Furniture Hangzhou Co. Ltd., Class A	111,636	513,010
JD Health International, Inc. * (a)	273,420	932,588
JD.com, Inc., Class A	238,152	3,431,383
Jiangsu Hengli Hydraulic Co. Ltd., Class A	151,400	1,063,998
Jiangxi Copper Co. Ltd., Class H	132,000	268,835
Jiayou International Logistics Co. Ltd., Class A	150,400	527,301
Kanzhun Ltd., ADR	103,642	2,051,075
KE Holdings, Inc., Class A	131,268	671,340
Kingdee International Software Group Co. Ltd. *	1,052,000	1,109,887
Kweichow Moutai Co. Ltd., Class A	31,400	7,349,450
INVESTMENTS	SHARES	VALUE($)

China — continued
Lenovo Group Ltd.	1,412,000	1,588,161
Lens Technology Co. Ltd., Class A	232,100	455,454
Li Auto, Inc., Class A *	12,400	162,464
Lingyi iTech Guangdong Co., Class A	369,900	264,070
Livzon Pharmaceutical Group, Inc., Class H	57,800	198,757
Luxshare Precision Industry Co. Ltd., Class A	178,000	712,275
Luzhou Laojiao Co. Ltd., Class A	48,000	1,226,522
Meituan * (a)	489,228	6,680,179
Midea Group Co. Ltd., Class A	779,012	7,479,338
Montage Technology Co. Ltd., Class A	78,677	545,480
NARI Technology Co. Ltd., Class A	201,148	649,460
NetEase, Inc.	590,148	11,062,112
Ningbo Tuopu Group Co. Ltd., Class A	53,700	461,290
Oppein Home Group, Inc., Class A	57,184	490,194
PDD Holdings, Inc., ADR *	51,538	6,451,527
PetroChina Co. Ltd., Class H	2,766,000	2,577,197
PICC Property & Casualty Co. Ltd., Class H	1,564,000	1,943,087
Ping An Insurance Group Co. of China Ltd., Class H	1,693,000	7,672,817
Qingdao Haier Biomedical Co. Ltd., Class A	51,720	264,845
Sailun Group Co. Ltd., Class A	105,000	239,564
Shanghai Baosight Software Co. Ltd., Class A	282,251	1,591,827
Shenzhen Inovance Technology Co. Ltd., Class A	65,500	537,278
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	58,100	2,435,371
Shenzhen Transsion Holdings Co. Ltd., Class A	21,598	428,762
Shenzhou International Group Holdings Ltd.	399,400	3,925,787
Sichuan Swellfun Co. Ltd., Class A	81,600	505,139
Silergy Corp.	200,414	2,661,724
Sinopharm Group Co. Ltd., Class H	162,000	409,109
Sinotrans Ltd., Class H	942,000	451,564
Sinotruk Hong Kong Ltd.	184,500	459,167
SITC International Holdings Co. Ltd.	193,000	418,539
Sunny Optical Technology Group Co. Ltd.	52,488	253,922
Sunresin New Materials Co. Ltd., Class A	94,000	603,578
SUPCON Technology Co. Ltd., Class A	133,321	872,397
Tencent Holdings Ltd.	1,027,500	45,089,988
Tianqi Lithium Corp., Class H	43,000	165,586
Tingyi Cayman Islands Holding Corp.	1,568,000	1,730,597
Tongwei Co. Ltd., Class A	201,700	601,781
Topsports International Holdings Ltd. (a)	1,578,652	1,096,334
Trip.com Group Ltd. *	59,868	2,916,012
Venustech Group, Inc., Class A	192,500	519,764
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Vipshop Holdings Ltd., ADR	26,371	396,620
Wanhua Chemical Group Co. Ltd., Class A	198,500	2,427,663
Warom Technology, Inc. Co., Class A	94,300	282,756
Weichai Power Co. Ltd., Class H	387,000	790,781
Wuliangye Yibin Co. Ltd., Class A	158,100	3,264,011
Wuxi Biologics Cayman, Inc. * (a)	788,318	1,365,632
XGD, Inc., Class A	105,500	316,098
Xiamen Faratronic Co. Ltd., Class A	38,800	525,876
Xiaomi Corp., Class B * (a)	480,000	1,046,365
Xinyi Solar Holdings Ltd.	372,000	255,961
Yifeng Pharmacy Chain Co. Ltd., Class A	108,180	653,227
Yum China Holdings, Inc.	92,279	3,369,106
Yutong Bus Co. Ltd., Class A	186,800	658,365
Zhejiang Dingli Machinery Co. Ltd., Class A	40,500	365,291
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	102,100	475,640
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	240,624	725,140
Zhejiang Supor Co. Ltd., Class A	193,873	1,574,248
Zhongji Innolight Co. Ltd., Class A	48,900	1,230,485
Zhuzhou CRRC Times Electric Co. Ltd., Class H	242,400	868,766
Zijin Mining Group Co. Ltd., Class H	982,000	2,142,205
ZTO Express Cayman, Inc.	82,056	1,742,033
		270,669,440
Colombia — 0.1%
Bancolombia SA (Preference)	31,235	255,581
Ecopetrol SA	603,650	350,834
		606,415
Czech Republic — 0.0% ^
Komercni Banka A/S *	12,274	452,233
Georgia — 0.0% ^
Bank of Georgia Group plc	7,773	520,473
Greece — 0.5%
Alpha Services and Holdings SA *	253,335	427,786
Eurobank Ergasias Services and Holdings SA *	306,391	657,231
Hellenic Telecommunications Organization SA	51,280	779,028
JUMBO SA	18,431	573,958
Motor Oil Hellas Corinth Refineries SA	13,395	388,256
Mytilineos SA	13,648	553,701
National Bank of Greece SA *	87,206	703,581
INVESTMENTS	SHARES	VALUE($)

Greece — continued
OPAP SA	51,063	850,658
Piraeus Financial Holdings SA *	120,911	484,363
		5,418,562
Hong Kong — 1.2%
AIA Group Ltd.	657,600	4,816,498
ASMPT Ltd.	38,600	479,708
Cathay Pacific Airways Ltd.	360,000	387,557
Hong Kong Exchanges & Clearing Ltd.	95,500	3,034,458
Techtronic Industries Co. Ltd.	258,500	3,572,290
		12,290,511
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	57,013	467,883
OTP Bank Nyrt.	59,617	2,954,957
Richter Gedeon Nyrt.	21,802	555,189
		3,978,029
India — 16.5%
Apollo Tyres Ltd.	69,028	420,738
Asian Paints Ltd.	15,233	523,984
Axis Bank Ltd.	15,722	219,449
Bajaj Auto Ltd.	44,501	4,750,830
Bajaj Finance Ltd.	7,134	591,781
Bajaj Finserv Ltd.	112,398	2,171,239
Bank of Baroda	175,104	588,755
Bharti Airtel Ltd.	24,093	381,361
Biocon Ltd.	90,303	322,644
Britannia Industries Ltd. *	61,438	3,511,502
Canara Bank	70,332	522,791
Cholamandalam Investment and Finance Co. Ltd.	164,696	2,350,898
Coal India Ltd.	80,391	437,082
Coforge Ltd.	35,210	2,144,087
Colgate-Palmolive India Ltd.	78,509	2,656,872
Computer Age Management Services Ltd.	31,401	1,203,544
CRISIL Ltd.	19,432	1,013,650
Cummins India Ltd.	39,484	1,545,955
Delhivery Ltd. *	336,543	1,809,279
Dr Lal PathLabs Ltd. (a)	8,126	230,689
Dr Reddy's Laboratories Ltd.	16,328	1,211,662
Eicher Motors Ltd.	34,172	1,881,293
Endurance Technologies Ltd. (a)	31,399	742,962
Havells India Ltd.	99,166	1,973,657
HCL Technologies Ltd.	153,128	2,498,282
HDFC Asset Management Co. Ltd. (a)	20,828	970,980
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
HDFC Bank Ltd., ADR	170,142	9,800,179
HDFC Bank Ltd.	509,532	9,253,403
HDFC Life Insurance Co. Ltd. (a)	712,987	4,976,684
Hindustan Unilever Ltd.	206,843	5,524,183
ICICI Bank Ltd.	783,370	10,794,017
Indian Oil Corp. Ltd.	183,844	371,252
Info Edge India Ltd.	32,760	2,369,325
Infosys Ltd.	947,059	15,990,640
InterGlobe Aviation Ltd. * (a)	13,099	624,612
ITC Ltd.	462,844	2,413,378
Kajaria Ceramics Ltd.	29,857	430,317
Kotak Mahindra Bank Ltd.	447,443	8,696,232
Larsen & Toubro Ltd.	5,383	231,393
Mahanagar Gas Ltd. (a)	22,238	384,371
Mahindra & Mahindra Ltd.	284,907	7,348,862
Manappuram Finance Ltd.	194,805	465,111
Maruti Suzuki India Ltd.	24,973	3,831,341
Metropolis Healthcare Ltd. (a)	25,547	555,121
Multi Commodity Exchange of India Ltd.	21,400	1,051,466
Natco Pharma Ltd.	36,894	448,435
NCC Ltd.	258,332	747,291
NMDC Ltd.	137,558	417,444
Oil & Natural Gas Corp. Ltd.	447,091	1,509,270
Oil India Ltd.	130,405	964,189
Reliance Industries Ltd.	292,808	10,278,810
Shriram Finance Ltd.	108,466	3,309,310
State Bank of India	87,599	865,299
Sun TV Network Ltd.	60,662	475,797
Supreme Industries Ltd.	14,714	891,150
Syngene International Ltd. (a)	37,462	308,894
Tata Consultancy Services Ltd.	288,243	13,155,446
Tata Motors Ltd.	56,080	676,272
Triveni Turbine Ltd.	86,229	554,947
Tube Investments of India Ltd.	50,046	2,244,995
UltraTech Cement Ltd.	32,813	3,913,424
United Spirits Ltd.	169,061	2,378,298
Vedanta Ltd.	87,456	417,398
WNS Holdings Ltd. *	35,835	1,501,845
Zensar Technologies Ltd.	60,265	441,446
		167,287,813
Indonesia — 2.0%
Adaro Energy Indonesia Tbk. PT	1,472,000	244,643
Astra International Tbk. PT	1,075,900	339,506
Bank Central Asia Tbk. PT	10,625,900	6,389,190
INVESTMENTS	SHARES	VALUE($)

Indonesia — continued
Bank Mandiri Persero Tbk. PT	5,557,900	2,349,197
Bank Negara Indonesia Persero Tbk. PT	1,667,900	536,625
Bank Rakyat Indonesia Persero Tbk. PT	21,813,170	6,602,925
GoTo Gojek Tokopedia Tbk. PT *	47,754,700	183,678
Indah Kiat Pulp & Paper Tbk. PT	348,400	200,524
Indofood CBP Sukses Makmur Tbk. PT	380,100	254,066
Sumber Alfaria Trijaya Tbk. PT	1,507,600	271,665
Telkom Indonesia Persero Tbk. PT	12,543,000	2,431,567
United Tractors Tbk. PT	177,500	270,527
		20,074,113
Kazakhstan — 0.1%
NAC Kazatomprom JSC, GDR (a)	20,728	833,990
Macau — 0.1%
Sands China Ltd. *	313,112	738,520
Malaysia — 0.4%
CIMB Group Holdings Bhd.	365,400	504,994
Gamuda Bhd.	179,600	199,827
Hong Leong Bank Bhd.	77,600	313,383
Malayan Banking Bhd.	231,400	471,516
Petronas Chemicals Group Bhd.	205,200	291,515
Press Metal Aluminium Holdings Bhd.	230,500	259,358
Public Bank Bhd.	1,622,100	1,399,074
Tenaga Nasional Bhd.	204,900	513,484
YTL Power International Bhd.	243,200	233,143
		4,186,294
Mexico — 3.5%
America Movil SAB de CV	815,553	776,955
Arca Continental SAB de CV	95,674	930,784
Banco del Bajio SA (a)	102,284	378,070
Bolsa Mexicana de Valores SAB de CV	367,830	689,248
Cemex SAB de CV *	606,282	479,554
Coca-Cola Femsa SAB de CV	41,765	413,463
Corp. Inmobiliaria Vesta SAB de CV	236,755	838,488
Fomento Economico Mexicano SAB de CV	165,185	1,942,791
Gentera SAB de CV	590,017	946,466
Grupo Aeroportuario del Pacifico SAB de CV, Class B	132,173	2,414,656
Grupo Aeroportuario del Sureste SAB de CV, Class B	72,887	2,509,875
Grupo Comercial Chedraui SA de CV	38,479	283,335
Grupo Financiero Banorte SAB de CV, Class O	752,597	7,465,014
Grupo Mexico SAB de CV	62,371	385,424
Kimberly-Clark de Mexico SAB de CV, Class A	1,344,703	2,807,033
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Qualitas Controladora SAB de CV	51,623	675,017
Regional SAB de CV	117,116	1,053,246
Southern Copper Corp.	14,842	1,731,616
Wal-Mart de Mexico SAB de CV	2,311,799	8,616,573
		35,337,608
Panama — 0.1%
Copa Holdings SA, Class A	5,623	536,996
Peru — 0.5%
Credicorp Ltd.	28,409	4,704,814
Poland — 0.7%
Bank Polska Kasa Opieki SA	31,656	1,310,568
Dino Polska SA * (a)	10,902	1,044,440
InPost SA *	19,779	317,547
KRUK SA	3,862	438,997
LPP SA	183	705,134
Powszechna Kasa Oszczednosci Bank Polski SA	65,673	975,056
Powszechny Zaklad Ubezpieczen SA	212,026	2,668,536
		7,460,278
Portugal — 0.2%
Jeronimo Martins SGPS SA	91,721	1,886,861
Qatar — 0.3%
Ooredoo QPSC	182,033	499,454
Qatar Gas Transport Co. Ltd.	618,539	678,044
Qatar National Bank QPSC	404,994	1,541,928
		2,719,426
Romania — 0.0% ^
Banca Transilvania SA	81,420	495,867
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	1,426
Gazprom PJSC ‡ *	1,135,066	57,816
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	969
GMK Norilskiy Nickel PAO ‡	203,600	8,715
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	1,869
Moscow Exchange MICEX-RTS PJSC ‡	571,670	13,582
Rosneft Oil Co. PJSC ‡	141,777	9,346
Sberbank of Russia PJSC ‡	629,236	17,574
Severstal PAO, GDR ‡ * (a)	98,048	31,375
VTB Bank PJSC ‡ *	168,450,798	795
X5 Retail Group NV, GDR ‡ * (a)	1,062	256
		143,723
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — 2.9%
Ades Holding Co. *	103,113	549,298
Al Rajhi Bank	193,545	4,116,559
Al-Dawaa Medical Services Co.	14,484	368,907
Aldrees Petroleum and Transport Services Co.	14,702	656,282
Alinma Bank	197,683	1,753,553
Arabian Contracting Services Co.	14,142	823,731
Bupa Arabia for Cooperative Insurance Co.	10,031	645,091
Catrion Catering Holding Co.	18,439	620,440
Cenomi Centers	64,604	430,919
Elm Co.	5,003	1,217,802
Etihad Etisalat Co.	51,212	710,026
Jarir Marketing Co.	78,173	281,778
Leejam Sports Co. JSC	15,937	889,611
Lumi Rental Co. *	15,874	372,656
Mouwasat Medical Services Co.	13,259	475,127
Riyad Bank	117,581	866,975
Riyadh Cables Group Co.	44,181	1,109,976
Saudi Arabian Oil Co. (a)	288,180	2,309,104
Saudi Awwal Bank	79,054	857,887
Saudi Basic Industries Corp.	22,610	509,411
Saudi National Bank (The)	590,457	5,910,748
Saudi Telecom Co.	149,603	1,501,159
Saudia Dairy & Foodstuff Co.	9,187	894,058
United International Transportation Co.	53,193	1,183,849
		29,054,947
South Africa — 3.2%
Absa Group Ltd. (b)	56,474	436,459
AVI Ltd. (b)	280,803	1,296,502
Bid Corp. Ltd.	119,971	2,750,991
Bidvest Group Ltd. (The)	158,287	2,070,882
Capitec Bank Holdings Ltd.	36,552	4,523,782
Clicks Group Ltd.	164,145	2,542,509
Exxaro Resources Ltd.	29,519	282,824
FirstRand Ltd.	1,793,146	6,190,213
Gold Fields Ltd.	109,747	1,775,451
Harmony Gold Mining Co. Ltd.	88,657	767,435
Mr Price Group Ltd.	42,810	397,820
Sanlam Ltd.	614,577	2,223,160
Shoprite Holdings Ltd.	194,462	2,594,573
Standard Bank Group Ltd. (b)	265,442	2,492,703
Truworths International Ltd.	72,316	289,094
Vodacom Group Ltd.	349,692	1,680,528
		32,314,926
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	29

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 13.1%
APR Corp. *	3,173	652,002
APRILBIO Co. Ltd. *	44,325	478,334
BGF retail Co. Ltd.	12,822	1,208,803
CJ CheilJedang Corp.	3,904	946,279
Coupang, Inc. *	31,033	698,243
Coway Co. Ltd.	14,768	591,701
Daeduck Electronics Co. Ltd.	29,494	489,391
DB Insurance Co. Ltd.	5,614	393,793
Eugene Technology Co. Ltd.	28,099	1,068,860
HAESUNG DS Co. Ltd.	7,172	256,586
Hana Financial Group, Inc.	85,879	3,622,102
Hankook Tire & Technology Co. Ltd.	48,352	2,051,687
Hansol Chemical Co. Ltd.	2,874	398,636
Hanwha Engine *	51,616	473,696
HK inno N Corp.	16,327	456,078
HMM Co. Ltd.	25,969	296,491
Hugel, Inc. *	13,675	2,090,738
Hyundai Glovis Co. Ltd.	7,030	920,299
Hyundai Marine & Fire Insurance Co. Ltd.	30,480	688,057
Hyundai Mobis Co. Ltd.	8,699	1,423,150
Hyundai Motor Co.	25,096	4,514,167
Industrial Bank of Korea	86,529	869,922
Kakao Corp.	12,162	422,373
KakaoBank Corp.	13,064	234,314
KB Financial Group, Inc.	73,106	3,965,046
Kia Corp.	78,755	6,672,330
KIWOOM Securities Co. Ltd.	13,895	1,319,517
Korea Investment Holdings Co. Ltd.	18,579	897,989
Korean Air Lines Co. Ltd.	37,313	562,687
Kumho Petrochemical Co. Ltd.	5,008	498,108
LG Chem Ltd.	15,793	4,538,093
LG Energy Solution Ltd. *	4,424	1,230,841
LG H&H Co. Ltd.	5,258	1,584,278
NAVER Corp.	27,046	3,567,355
NCSoft Corp.	2,446	309,053
NHN KCP Corp.	51,091	428,155
Orion Corp.	4,471	299,217
Park Systems Corp.	2,998	318,843
Samsung Biologics Co. Ltd. * (a)	4,008	2,252,727
Samsung C&T Corp.	19,804	2,135,531
Samsung Electro-Mechanics Co. Ltd.	28,412	3,169,174
Samsung Electronics Co. Ltd.	837,551	46,556,644
Samsung Fire & Marine Insurance Co. Ltd.	6,904	1,545,293
Samsung Heavy Industries Co. Ltd. *	107,408	727,738
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Samsung Life Insurance Co. Ltd.	11,867	747,774
Samsung SDI Co. Ltd.	2,700	835,567
Samsung SDS Co. Ltd.	3,140	360,721
Samsung Securities Co. Ltd.	7,269	198,850
Shinhan Financial Group Co. Ltd.	109,082	3,664,861
SK Hynix, Inc.	70,903	8,749,833
SK IE Technology Co. Ltd. * (a)	22,803	965,136
SK Telecom Co. Ltd.	30,247	1,118,589
SK, Inc.	13,336	1,589,151
SKC Co. Ltd. *	16,497	1,303,883
SM Entertainment Co. Ltd.	6,477	368,809
S-Oil Corp.	35,057	1,830,311
SOLUM Co. Ltd. *	36,429	686,307
SOOP Co. Ltd.	10,761	871,013
Soulbrain Co. Ltd.	1,933	417,301
ST Pharm Co. Ltd.	5,519	371,818
Tokai Carbon Korea Co. Ltd.	4,045	354,590
WONIK IPS Co. Ltd. *	18,627	496,086
YG Entertainment, Inc.	8,679	264,251
		133,019,172
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	373,408	4,038,023
Taiwan — 17.8%
Accton Technology Corp.	223,000	3,124,097
Advantech Co. Ltd.	281,629	3,275,745
Allis Electric Co. Ltd.	188,000	838,406
Arcadyan Technology Corp.	60,000	316,321
ASE Technology Holding Co. Ltd.	1,051,000	4,728,026
ASPEED Technology, Inc.	13,500	1,264,073
AUO Corp.	871,000	487,028
Chailease Holding Co. Ltd.	499,974	2,636,994
China Steel Corp.	2,617,000	1,993,688
Chunghwa Telecom Co. Ltd.	313,000	1,189,662
CTBC Financial Holding Co. Ltd.	3,130,000	3,266,841
Delta Electronics, Inc.	494,000	4,837,888
E.Sun Financial Holding Co. Ltd.	3,367,013	2,829,309
Elan Microelectronics Corp.	60,000	301,994
Elite Material Co. Ltd.	31,000	385,977
eMemory Technology, Inc.	27,000	1,814,739
Evergreen Marine Corp. Taiwan Ltd.	238,000	1,385,081
Faraday Technology Corp.	148,000	1,316,371
Fubon Financial Holding Co. Ltd.	322,930	683,164
Global Unichip Corp.	44,000	1,827,388
Hon Hai Precision Industry Co. Ltd.	890,000	4,236,712
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Jentech Precision Industrial Co. Ltd.	20,000	595,048
Kinsus Interconnect Technology Corp.	94,000	273,828
Largan Precision Co. Ltd.	38,000	2,533,003
Lite-On Technology Corp.	263,000	796,043
Lotes Co. Ltd.	19,000	832,278
Makalot Industrial Co. Ltd.	69,000	826,134
Materials Analysis Technology, Inc.	74,000	660,877
MediaTek, Inc.	177,000	5,336,759
Mega Financial Holding Co. Ltd.	1,480,750	1,814,529
Nan Ya Plastics Corp.	588,000	1,021,006
Nien Made Enterprise Co. Ltd.	87,000	1,016,713
Novatek Microelectronics Corp.	206,000	3,892,415
Powertech Technology, Inc.	93,000	495,259
Poya International Co. Ltd.	36,000	551,536
President Chain Store Corp.	407,000	3,422,719
Quanta Computer, Inc.	916,000	7,188,991
Raydium Semiconductor Corp.	22,000	286,790
Realtek Semiconductor Corp.	334,000	5,268,903
Shiny Chemical Industrial Co. Ltd.	87,000	462,750
Taiwan Cement Corp.	536,961	527,805
Taiwan Semiconductor Manufacturing Co. Ltd.	3,511,000	84,066,573
Tong Yang Industry Co. Ltd.	217,000	789,926
Unimicron Technology Corp.	288,000	1,592,648
United Microelectronics Corp.	931,000	1,430,410
Vanguard International Semiconductor Corp.	1,042,000	2,730,558
Wistron Corp.	593,000	2,030,468
Wiwynn Corp.	53,000	3,770,371
Yageo Corp.	68,000	1,297,066
Yuanta Financial Holding Co. Ltd.	2,008,000	1,883,577
ZillTek Technology Corp.	21,000	241,186
		180,375,673
Thailand — 1.4%
Advanced Info Service PCL	130,600	693,884
Airports of Thailand PCL	524,300	923,113
Bangchak Corp. PCL, NVDR	342,400	385,673
Bangkok Dusit Medical Services PCL, Class F	807,600	632,098
Bumrungrad Hospital PCL, NVDR	40,000	264,010
Central Pattana PCL, NVDR	205,100	349,772
Central Retail Corp. PCL, NVDR	175,500	162,330
CP ALL PCL	392,500	606,614
Delta Electronics Thailand PCL, NVDR	202,400	377,509
Gulf Energy Development PCL	257,600	278,259
Intouch Holdings PCL, NVDR	130,700	235,410
INVESTMENTS	SHARES	VALUE($)

Thailand — continued
Krung Thai Bank PCL, NVDR	1,365,700	617,653
Minor International PCL, NVDR	229,400	203,382
PTT Exploration & Production PCL	578,500	2,442,937
PTT Global Chemical PCL	178,900	176,453
PTT PCL	729,200	664,072
SCB X PCL	927,400	2,665,086
Siam Cement PCL (The) (Registered)	231,300	1,554,697
Thai Oil PCL	364,963	531,770
True Corp. PCL, NVDR *	1,735,300	357,840
		14,122,562
Turkey — 0.4%
Akbank TAS	230,372	424,021
BIM Birlesik Magazalar A/S	55,598	664,227
Ford Otomotiv Sanayi A/S	12,431	427,593
Turk Hava Yollari AO *	78,213	787,292
Turkiye Petrol Rafinerileri A/S	84,514	510,953
Turkiye Sigorta A/S	263,062	538,125
Yapi ve Kredi Bankasi A/S	416,645	417,217
		3,769,428
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	99,916	226,878
Abu Dhabi Islamic Bank PJSC	253,433	770,049
ADNOC Drilling Co. PJSC	394,181	414,261
Adnoc Gas plc	378,710	308,850
Aldar Properties PJSC	676,163	1,005,159
Dubai Electricity & Water Authority PJSC	1,967,139	1,258,618
Dubai Islamic Bank PJSC	174,145	263,619
Emaar Properties PJSC *	732,747	1,637,903
Emirates NBD Bank PJSC	172,040	796,286
First Abu Dhabi Bank PJSC	393,857	1,338,271
Salik Co. PJSC	410,427	386,636
		8,406,530
United Kingdom — 0.1%
Anglogold Ashanti plc	17,282	397,462
HSBC Holdings plc	130,800	1,124,325
		1,521,787
United States — 0.7%
EPAM Systems, Inc. *	6,443	1,515,780
ExlService Holdings, Inc. *	80,631	2,338,299
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	31

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Globant SA *	11,503	2,054,321
Parade Technologies Ltd.	53,400	1,212,318
		7,120,718
Total Common Stocks (Cost $995,274,079)		1,011,078,236
Short-Term Investments — 0.6%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (c) (d)(Cost $2,267,205)	2,266,752	2,267,205
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $4,030,602)	4,030,602	4,030,602
Total Short-Term Investments (Cost $6,297,807)		6,297,807
Total Investments — 100.3% (Cost $1,001,571,886)		1,017,376,043
Liabilities in Excess of Other Assets — (0.3)%		(2,820,862)
NET ASSETS — 100.0%		1,014,555,181

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $2,943,659.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.0%
Semiconductors & Semiconductor Equipment	13.3
Technology Hardware, Storage & Peripherals	6.6
Interactive Media & Services	5.5
Oil, Gas & Consumable Fuels	3.9
IT Services	3.9
Insurance	3.4
Broadline Retail	3.4
Consumer Staples Distribution & Retail	3.1
Automobiles	3.0
Electronic Equipment, Instruments & Components	2.9
Household Durables	2.2
Beverages	2.2
Hotels, Restaurants & Leisure	2.0
Food Products	1.8
Automobile Components	1.5
Chemicals	1.4
Machinery	1.4
Capital Markets	1.4
Metals & Mining	1.3
Financial Services	1.3
Entertainment	1.2
Electrical Equipment	1.2
Personal Care Products	1.1
Others (each less than 1.0%)	13.4
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Denmark — 1.9%
Novo Nordisk A/S, Class B	426,329	54,673,416
France — 7.2%
Dassault Systemes SE	365,768	14,357,098
Legrand SA	349,074	35,873,144
LVMH Moet Hennessy Louis Vuitton SE	88,672	72,838,403
Safran SA	156,750	33,988,419
Vinci SA	386,242	45,258,315
		202,315,379
Germany — 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	100,547	44,221,427
Hong Kong — 0.9%
AIA Group Ltd.	1,523,800	11,160,857
Hong Kong Exchanges & Clearing Ltd.	471,100	14,968,932
		26,129,789
India — 0.5%
HDFC Bank Ltd., ADR	226,391	13,040,122
Japan — 2.2%
Japan Exchange Group, Inc.	264,000	6,183,019
Shin-Etsu Chemical Co. Ltd.	1,112,800	43,075,308
Tokio Marine Holdings, Inc.	394,200	12,459,241
		61,717,568
Mexico — 0.5%
Wal-Mart de Mexico SAB de CV	3,631,662	13,535,988
Netherlands — 1.5%
ASML Holding NV	24,258	21,129,020
Heineken NV	233,944	22,767,338
		43,896,358
Singapore — 0.5%
DBS Group Holdings Ltd.	579,620	14,755,623
South Korea — 2.1%
Samsung Electronics Co. Ltd.	594,754	33,060,375
SK Hynix, Inc.	214,816	26,509,515
		59,569,890
Switzerland — 0.9%
UBS Group AG (Registered)	928,224	24,378,208
INVESTMENTS	SHARES	VALUE($)

Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	395,743	54,351,344
Taiwan Semiconductor Manufacturing Co. Ltd.	1,203,000	28,804,354
		83,155,698
United Kingdom — 3.1%
AstraZeneca plc	199,919	30,237,539
Diageo plc	628,304	21,713,984
RELX plc	436,464	17,932,945
SSE plc	832,084	17,296,030
		87,180,498
United States — 72.6%
AbbVie, Inc.	199,989	32,526,211
Advanced Micro Devices, Inc. *	105,821	16,759,930
Amazon.com, Inc. *	894,896	156,606,800
Analog Devices, Inc.	109,006	21,867,694
Apple, Inc.	813,482	138,560,389
AutoZone, Inc. *	7,997	23,642,331
Bank of America Corp.	1,026,889	38,005,162
Boston Scientific Corp. *	181,561	13,048,789
Charles Schwab Corp. (The)	167,101	12,357,119
Chevron Corp.	213,983	34,509,038
CME Group, Inc.	391,716	82,119,342
Coca-Cola Co. (The)	682,080	42,132,082
ConocoPhillips	74,873	9,405,546
Deere & Co.	84,658	33,135,988
Digital Realty Trust, Inc., REIT	74,949	10,401,422
Dominion Energy, Inc.	292,766	14,925,211
Dow, Inc.	312,691	17,792,118
EOG Resources, Inc.	161,161	21,294,203
Exxon Mobil Corp.	484,287	57,276,624
Fidelity National Information Services, Inc.	183,745	12,479,960
Fiserv, Inc. *	120,068	18,330,782
Hilton Worldwide Holdings, Inc.	203,847	40,214,936
Honeywell International, Inc.	195,796	37,735,763
Johnson & Johnson	216,289	31,273,227
Mastercard, Inc., Class A	212,035	95,670,192
Meta Platforms, Inc., Class A	189,954	81,712,512
Micron Technology, Inc.	103,169	11,653,970
Microsoft Corp.	525,048	204,416,938
Mondelez International, Inc., Class A	267,113	19,216,109
Nestle SA (Registered)	534,117	53,625,453
NextEra Energy, Inc.	468,935	31,404,577
NVIDIA Corp.	160,366	138,559,431
O'Reilly Automotive, Inc. *	20,916	21,193,346
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Progressive Corp. (The)	56,117	11,686,365
Prologis, Inc., REIT	426,360	43,510,038
Public Service Enterprise Group, Inc.	351,041	24,249,912
Regeneron Pharmaceuticals, Inc. *	49,861	44,409,198
Ross Stores, Inc.	143,746	18,622,294
Salesforce, Inc.	140,348	37,745,191
Shell plc	816,654	29,030,921
Southern Co. (The)	466,819	34,311,197
Stryker Corp.	52,914	17,805,561
TJX Cos., Inc. (The)	209,656	19,726,533
Uber Technologies, Inc. *	364,324	24,143,751
UnitedHealth Group, Inc.	201,508	97,469,420
Wells Fargo & Co.	330,670	19,615,344
Welltower, Inc., REIT	107,525	10,244,982
Yum! Brands, Inc.	326,553	46,125,611
		2,052,549,513
Total Common Stocks (Cost $2,660,631,935)		2,781,119,477
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)(Cost $41,448,250)	41,437,193	41,445,480
Total Investments — 99.8% (Cost $2,702,080,185)		2,822,564,957
Other Assets Less Liabilities — 0.2%		4,634,458
NET ASSETS — 100.0%		2,827,199,415

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.3%
Software	9.1
Technology Hardware, Storage & Peripherals	6.1
Broadline Retail	5.5
Oil, Gas & Consumable Fuels	5.4
Capital Markets	5.0
Financial Services	4.5
Pharmaceuticals	4.1
Health Care Providers & Services	3.4
Beverages	3.1
Hotels, Restaurants & Leisure	3.1
Banks	3.0
Specialty Retail	2.9
Electric Utilities	2.9
Interactive Media & Services	2.9
Insurance	2.8
Biotechnology	2.7
Food Products	2.6
Textiles, Apparel & Luxury Goods	2.6
Chemicals	2.2
Construction & Engineering	1.6
Industrial REITs	1.5
Multi-Utilities	1.4
Industrial Conglomerates	1.3
Electrical Equipment	1.3
Aerospace & Defense	1.2
Machinery	1.2
Health Care Equipment & Supplies	1.1
Others (each less than 1.0%)	2.7
Short-Term Investments	1.5
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Denmark — 6.2%
Novo Nordisk A/S, Class B	3,176	407,298
Zealand Pharma A/S *	334	29,975
		437,273
Germany — 0.6%
Sartorius AG (Preference)	136	40,658
Japan — 1.6%
Daiichi Sankyo Co. Ltd.	3,300	111,070
Netherlands — 0.8%
Argenx SE *	155	57,284
Switzerland — 3.2%
Lonza Group AG (Registered)	149	82,247
Novartis AG (Registered)	1,044	101,328
Sonova Holding AG (Registered)	165	45,611
		229,186
United Kingdom — 5.0%
AstraZeneca plc	2,309	349,234
United States — 80.8%
Abbott Laboratories	574	60,827
AbbVie, Inc.	1,988	323,328
Acadia Healthcare Co., Inc. *	819	60,557
Accolade, Inc. *	2,554	19,487
Agios Pharmaceuticals, Inc. *	1,133	36,823
Align Technology, Inc. *	208	58,735
Alnylam Pharmaceuticals, Inc. *	134	19,289
Amgen, Inc.	238	65,198
Amicus Therapeutics, Inc. *	3,119	31,159
Apellis Pharmaceuticals, Inc. *	740	32,701
Arvinas, Inc. *	809	25,702
Becton Dickinson & Co.	638	149,675
Biogen, Inc. *	97	20,838
Biohaven Ltd. *	363	14,084
BioMarin Pharmaceutical, Inc. *	459	37,069
Blueprint Medicines Corp. *	472	43,112
Boston Scientific Corp. *	2,463	177,016
Bristol-Myers Squibb Co.	2,825	124,131
Centene Corp. *	633	46,247
Cigna Group (The)	579	206,726
Danaher Corp.	962	237,248
Dexcom, Inc. *	474	60,383
Edwards Lifesciences Corp. *	1,517	128,444
Eli Lilly & Co.	845	660,029
Evolent Health, Inc., Class A *	2,093	58,060
INVESTMENTS	SHARES	VALUE($)

United States — continued
Exact Sciences Corp. *	1,184	70,270
GSK plc	6,693	138,859
Halozyme Therapeutics, Inc. *	953	36,309
HCA Healthcare, Inc.	510	158,008
IDEXX Laboratories, Inc. *	49	24,145
Inspire Medical Systems, Inc. *	234	56,548
Intra-Cellular Therapies, Inc. *	626	44,953
Intuitive Surgical, Inc. *	237	87,837
IQVIA Holdings, Inc. *	402	93,172
iRhythm Technologies, Inc. *	388	42,517
Johnson & Johnson	1,398	202,137
McKesson Corp.	241	129,468
Merck & Co., Inc.	1,143	147,698
Natera, Inc. *	715	66,409
Neurocrine Biosciences, Inc. *	333	45,801
Regeneron Pharmaceuticals, Inc. *	348	309,950
REGENXBIO, Inc. *	1,540	23,639
REVOLUTION Medicines, Inc. *	960	35,789
Sanofi SA	1,908	188,497
Sarepta Therapeutics, Inc. *	286	36,225
Shockwave Medical, Inc. *	207	68,349
Stryker Corp.	573	192,815
Thermo Fisher Scientific, Inc.	260	147,867
Twist Bioscience Corp. *	1,300	40,599
UnitedHealth Group, Inc.	1,126	544,646
West Pharmaceutical Services, Inc.	164	58,627
		5,688,002
Total Common Stocks (Cost $6,127,375)		6,912,707
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)(Cost $61,610)	61,610	61,610
Total Investments — 99.1% (Cost $6,188,985)		6,974,317
Other Assets Less Liabilities — 0.9%		63,058
NET ASSETS — 100.0%		7,037,375

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	35.9%
Biotechnology	19.7
Health Care Providers & Services	16.7
Health Care Equipment & Supplies	16.5
Life Sciences Tools & Services	9.5
Health Care Technology	0.8
Short-Term Investments	0.9
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	29,983	2,001,365
Northrop Grumman Corp.	1,708	828,431
RTX Corp.	12,455	1,264,432
Textron, Inc.	24,220	2,048,770
TransDigm Group, Inc.	704	878,613
		7,021,611
Air Freight & Logistics — 1.0%
FedEx Corp.	7,099	1,858,376
United Parcel Service, Inc., Class B	24,775	3,653,817
		5,512,193
Automobile Components — 0.2%
Aptiv plc *	10,912	774,752
Automobiles — 1.0%
Tesla, Inc. * (a)	28,601	5,241,991
Banks — 3.6%
Bank of America Corp. (a)	163,544	6,052,764
Citigroup, Inc.	16,183	992,503
Fifth Third Bancorp	61,979	2,259,754
Truist Financial Corp.	73,999	2,778,663
US Bancorp	63,961	2,598,735
Wells Fargo & Co. (a)	72,736	4,314,700
		18,997,119
Beverages — 2.0%
Coca-Cola Co. (The) (a)	71,796	4,434,839
Monster Beverage Corp. *	26,295	1,405,468
PepsiCo, Inc. (a)	27,323	4,806,389
		10,646,696
Biotechnology — 2.7%
AbbVie, Inc. (a)	38,851	6,318,727
Biogen, Inc. *	4,517	970,342
BioMarin Pharmaceutical, Inc. *	2,838	229,197
Neurocrine Biosciences, Inc. *	3,781	520,039
Regeneron Pharmaceuticals, Inc. *	3,481	3,100,387
Sarepta Therapeutics, Inc. *	1,852	234,574
Vertex Pharmaceuticals, Inc. *	7,752	3,045,063
		14,418,329
Broadline Retail — 4.3%
Amazon.com, Inc. * (a)	129,699	22,697,325
Building Products — 1.6%
Carrier Global Corp.	36,992	2,274,638
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Masco Corp.	18,998	1,300,413
Trane Technologies plc	14,696	4,663,629
		8,238,680
Capital Markets — 2.4%
Ameriprise Financial, Inc.	1,664	685,219
Blackstone, Inc.	3,586	418,163
Charles Schwab Corp. (The)	30,457	2,252,295
CME Group, Inc.	8,130	1,704,373
Goldman Sachs Group, Inc. (The)	7,880	3,362,475
Intercontinental Exchange, Inc.	20,793	2,677,307
State Street Corp.	23,898	1,732,366
		12,832,198
Chemicals — 2.0%
Dow, Inc.	46,617	2,652,507
Eastman Chemical Co.	14,173	1,338,498
Linde plc	10,760	4,744,730
LyondellBasell Industries NV, Class A	13,769	1,376,487
PPG Industries, Inc.	5,016	647,064
		10,759,286
Commercial Services & Supplies — 0.1%
Cintas Corp.	1,084	713,641
Communications Equipment — 0.2%
Motorola Solutions, Inc.	2,789	945,889
Consumer Finance — 0.0% ^
Capital One Financial Corp.	271	38,869
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. (a)	7,216	5,216,447
Dollar Tree, Inc. *	4,529	535,554
		5,752,001
Distributors — 0.1%
LKQ Corp.	8,571	369,667
Electric Utilities — 2.1%
Constellation Energy Corp.	3,954	735,207
NextEra Energy, Inc. (a)	53,173	3,560,996
NRG Energy, Inc.	1,509	109,659
PG&E Corp.	153,658	2,629,088
Southern Co. (The)	54,703	4,020,670
		11,055,620
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 0.7%
AMETEK, Inc.	2,071	361,721
Eaton Corp. plc	10,915	3,473,808
		3,835,529
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	12,165	406,068
Keysight Technologies, Inc. *	1,157	171,166
TE Connectivity Ltd.	3,795	536,917
		1,114,151
Energy Equipment & Services — 0.1%
Baker Hughes Co.	21,715	708,343
Entertainment — 0.5%
Netflix, Inc. *	3,462	1,906,316
Warner Music Group Corp., Class A	20,820	687,060
		2,593,376
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B * (a)	18,439	7,315,304
Block, Inc. *	3,184	232,432
Corpay, Inc. *	6,804	2,055,761
Fidelity National Information Services, Inc.	7,585	515,173
Fiserv, Inc. *	11,505	1,756,468
Mastercard, Inc., Class A (a)	18,586	8,386,003
Visa, Inc., Class A (a)	23,396	6,284,400
		26,545,541
Food Products — 0.9%
Mondelez International, Inc., Class A (a)	64,671	4,652,432
Ground Transportation — 1.1%
CSX Corp.	51,989	1,727,075
Norfolk Southern Corp.	829	190,935
Uber Technologies, Inc. *	35,792	2,371,936
Union Pacific Corp.	5,851	1,387,623
		5,677,569
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	19,230	776,315
Becton Dickinson & Co.	3,471	814,297
Boston Scientific Corp. * (a)	56,654	4,071,723
Dexcom, Inc. *	4,716	600,771
Intuitive Surgical, Inc. *	2,172	804,987
Medtronic plc	32,459	2,604,510
Stryker Corp.	9,099	3,061,813
		12,734,416
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — 2.6%
Centene Corp. *	21,145	1,544,854
CVS Health Corp.	9,173	621,104
Elevance Health, Inc.	4,608	2,435,697
HCA Healthcare, Inc.	1,619	501,598
Humana, Inc.	2,655	802,049
McKesson Corp.	1,600	859,536
UnitedHealth Group, Inc. (a)	14,786	7,151,988
		13,916,826
Health Care REITs — 0.5%
Ventas, Inc.	35,498	1,571,852
Welltower, Inc.	11,133	1,060,752
		2,632,604
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	920	3,175,868
Chipotle Mexican Grill, Inc. *	917	2,897,353
Expedia Group, Inc. *	15,769	2,122,981
Marriott International, Inc., Class A	5,118	1,208,513
McDonald's Corp.	8,212	2,242,205
Royal Caribbean Cruises Ltd. *	13,042	1,821,054
Yum! Brands, Inc.	18,228	2,574,705
		16,042,679
Household Durables — 0.3%
Lennar Corp., Class A	4,984	755,674
Toll Brothers, Inc.	5,740	683,691
		1,439,365
Household Products — 0.6%
Church & Dwight Co., Inc.	6,340	684,023
Procter & Gamble Co. (The)	15,183	2,477,865
		3,161,888
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	25,515	4,917,506
Industrial REITs — 0.6%
Prologis, Inc.	28,383	2,896,485
Insurance — 2.2%
Aflac, Inc.	10,217	854,652
Chubb Ltd.	4,796	1,192,477
MetLife, Inc.	25,283	1,797,116
Principal Financial Group, Inc.	9,619	761,248
Progressive Corp. (The)	17,164	3,574,403
Travelers Cos., Inc. (The)	15,291	3,244,138
		11,424,034
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A * (a)	74,195	12,077,462
Alphabet, Inc., Class C * (a)	55,052	9,063,761
Meta Platforms, Inc., Class A (a)	31,308	13,467,763
		34,608,986
IT Services — 0.9%
Accenture plc, Class A	9,557	2,875,797
Cognizant Technology Solutions Corp., Class A	31,816	2,089,675
		4,965,472
Life Sciences Tools & Services — 1.3%
Danaher Corp.	13,485	3,325,671
Thermo Fisher Scientific, Inc.	6,218	3,536,301
		6,861,972
Machinery — 1.7%
Deere & Co. (a)	10,789	4,222,923
Dover Corp.	5,013	898,831
Ingersoll Rand, Inc.	8,639	806,191
Otis Worldwide Corp.	30,699	2,799,749
		8,727,694
Media — 1.0%
Charter Communications, Inc., Class A *	3,829	979,994
Comcast Corp., Class A (a)	103,597	3,948,082
Liberty Media Corp-Liberty SiriusXM, Class A *	18,398	442,656
		5,370,732
Metals & Mining — 0.2%
Nucor Corp.	4,513	760,576
Multi-Utilities — 0.3%
CMS Energy Corp.	22,758	1,379,362
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	7,829	1,262,583
ConocoPhillips (a)	28,916	3,632,428
Diamondback Energy, Inc.	12,570	2,528,204
EOG Resources, Inc. (a)	27,697	3,659,604
Exxon Mobil Corp. (a)	78,644	9,301,226
Pioneer Natural Resources Co.	2,956	796,110
		21,180,155
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	17,798	891,146
Personal Care Products — 0.2%
Kenvue, Inc.	61,651	1,160,272
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	69,991	3,075,404
Eli Lilly & Co. (a)	8,829	6,896,332
Johnson & Johnson (a)	22,066	3,190,523
Merck & Co., Inc.	26,598	3,436,994
		16,599,253
Professional Services — 0.3%
Leidos Holdings, Inc.	12,183	1,708,300
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	12,300	741,567
Sun Communities, Inc.	4,341	483,240
		1,224,807
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc. * (a)	27,320	4,326,941
Analog Devices, Inc. (a)	21,047	4,222,239
Broadcom, Inc.	3,182	4,137,459
Lam Research Corp. (a)	2,230	1,994,534
Micron Technology, Inc.	23,981	2,708,894
NVIDIA Corp. (a)	33,582	29,015,520
NXP Semiconductors NV (China) (a)	18,916	4,846,090
Qorvo, Inc. *	6,033	704,896
Texas Instruments, Inc. (a)	27,790	4,902,712
		56,859,285
Software — 10.0%
Adobe, Inc. * (a)	2,760	1,277,411
Cadence Design Systems, Inc. *	3,397	936,315
Intuit, Inc.	5,929	3,709,301
Microsoft Corp. (a)	102,449	39,886,469
Salesforce, Inc.	11,973	3,220,019
ServiceNow, Inc. *	5,720	3,965,847
		52,995,362
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	13,207	1,832,867
SBA Communications Corp.	8,247	1,534,932
		3,367,799
Specialty Retail — 2.9%
AutoNation, Inc. *	755	121,668
AutoZone, Inc. *	1,348	3,985,227
Best Buy Co., Inc.	19,718	1,452,034
Burlington Stores, Inc. *	5,331	959,260
Lowe's Cos., Inc. (a)	23,475	5,352,065
O'Reilly Automotive, Inc. *	940	952,465
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Ross Stores, Inc.	6,455	836,245
TJX Cos., Inc. (The)	15,187	1,428,945
		15,087,909
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. (a)	185,008	31,512,413
Hewlett Packard Enterprise Co.	57,057	969,969
Seagate Technology Holdings plc	27,639	2,374,466
Western Digital Corp. *	7,048	499,210
		35,356,058
Tobacco — 0.4%
Altria Group, Inc.	16,735	733,160
Philip Morris International, Inc.	14,133	1,341,787
		2,074,947
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	1,562	1,043,400
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	9,888	1,623,313
Total Common Stocks (Cost $499,827,553)		524,155,411
	NO. OF CONTRACTS
Options Purchased — 1.0%
Put Options Purchased — 1.0%
SPDR S&P 500 ETF Trust
5/31/2024 at USD 481.00, American Style
Notional Amount: USD 171,074,784
Counterparty: Exchange-Traded *	3,408	732,720
6/28/2024 at USD 495.00, American Style
Notional Amount: USD 180,261,018
Counterparty: Exchange-Traded *	3,591	2,707,614
7/31/2024 at USD 476.00, American Style
INVESTMENTS	NO. OF CONTRACTS	VALUE($)

Put Options Purchased — continued
Notional Amount: USD 172,179,140
Counterparty: Exchange-Traded *	3,430	1,800,750
Total Put Options Purchased (Cost $4,703,327)		5,241,084
	SHARES
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $1,240,933)	1,240,933	1,240,933
Total Investments — 100.4% (Cost $505,771,813)		530,637,428
Liabilities in Excess of Other Assets — (0.4)%		(1,934,924)
NET ASSETS — 100.0%		528,702,504

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	06/21/2024	USD	1,519,425	(47,398)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of April 30, 2024
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	3,408	USD 171,074,784	USD 538.00	5/31/2024	(68,160)
SPDR S&P 500 ETF Trust	Exchange-Traded	3,591	USD 180,261,018	USD 554.00	6/28/2024	(68,229)
SPDR S&P 500 ETF Trust	Exchange-Traded	3,430	USD 172,179,140	USD 532.00	7/31/2024	(1,325,695)
						(1,462,084)
Written Put Options Contracts as of April 30, 2024
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	3,408	USD 171,074,784	USD 405.00	5/31/2024	(57,936)
SPDR S&P 500 ETF Trust	Exchange-Traded	3,591	USD 180,261,018	USD 417.00	6/28/2024	(213,665)
SPDR S&P 500 ETF Trust	Exchange-Traded	3,430	USD 172,179,140	USD 400.00	7/31/2024	(293,265)
						(564,866)
Total Written Options Contracts (Premiums Received $4,144,366)						(2,026,950)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	41

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.3%
Australia — 0.7%
Goodman Group, REIT	28,074	567,084
Brazil — 1.0%
MercadoLibre, Inc. *	294	428,858
NU Holdings Ltd., Class A *	42,134	457,575
		886,433
Canada — 6.1%
Alimentation Couche-Tard, Inc.	25,233	1,398,524
Canadian National Railway Co.	11,913	1,445,933
Canadian Pacific Kansas City Ltd.	19,808	1,553,964
Intact Financial Corp.	5,388	885,586
		5,284,007
China — 8.0%
ANTA Sports Products Ltd.	43,600	493,595
Fuyao Glass Industry Group Co. Ltd., Class H (a)	87,200	522,072
JD.com, Inc., ADR	16,664	481,423
PDD Holdings, Inc., ADR *	5,029	629,530
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,300	599,412
Tencent Holdings Ltd.	77,700	3,409,725
Yum China Holdings, Inc.	20,500	767,427
		6,903,184
Denmark — 4.2%
Coloplast A/S, Class B	4,271	514,934
Novo Nordisk A/S, Class B	24,078	3,087,818
		3,602,752
France — 11.4%
Air Liquide SA	9,819	1,920,386
Airbus SE	9,098	1,497,147
Dassault Systemes SE	22,190	871,000
Legrand SA	4,181	429,667
LVMH Moet Hennessy Louis Vuitton SE	2,431	1,996,912
Safran SA	10,480	2,272,400
Vinci SA	7,003	820,584
		9,808,096
Germany — 1.3%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,913	841,354
Zalando SE * (a)	10,338	270,496
		1,111,850
INVESTMENTS	SHARES	VALUE($)

Indonesia — 1.9%
Bank Central Asia Tbk. PT	1,788,100	1,075,157
Bank Rakyat Indonesia Persero Tbk. PT	1,849,499	559,850
		1,635,007
Italy — 1.0%
Ferrari NV	468	192,476
Ryanair Holdings plc, ADR	5,139	699,932
		892,408
Japan — 15.9%
Advantest Corp.	5,800	181,544
Daikin Industries Ltd.	6,100	832,597
Denso Corp.	23,100	393,696
Hitachi Ltd.	12,900	1,190,163
Hoya Corp.	11,200	1,298,526
Keyence Corp.	4,000	1,759,079
Otsuka Corp.	37,600	747,794
Rakuten Bank Ltd. *	38,200	774,164
Recruit Holdings Co. Ltd.	32,600	1,403,996
Shimano, Inc.	5,400	877,570
Shin-Etsu Chemical Co. Ltd.	29,100	1,126,430
Sony Group Corp.	16,200	1,338,952
Terumo Corp.	61,400	1,041,598
Tokio Marine Holdings, Inc.	22,900	723,787
		13,689,896
Mexico — 1.6%
Grupo Financiero Banorte SAB de CV, Class O	43,561	432,082
Wal-Mart de Mexico SAB de CV	250,284	932,862
		1,364,944
Netherlands — 7.1%
Adyen NV * (a)	142	170,116
Argenx SE *	1,417	529,340
Argenx SE *	302	111,611
ASML Holding NV	4,353	3,791,517
Heineken NV	8,119	790,138
Wolters Kluwer NV	4,809	719,938
		6,112,660
Singapore — 1.1%
DBS Group Holdings Ltd.	36,850	938,105
South Korea — 2.9%
Delivery Hero SE * (a)	9,239	258,484
Kia Corp.	5,017	425,053
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd., GDR (a)	1,059	1,477,788
SK Hynix, Inc.	2,923	360,715
		2,522,040
Spain — 1.5%
Industria de Diseno Textil SA	29,239	1,331,279
Sweden — 2.8%
Atlas Copco AB, Class A	101,532	1,778,444
Volvo AB, Class B	25,323	644,551
		2,422,995
Switzerland — 1.8%
Cie Financiere Richemont SA (Registered)	11,110	1,535,702
Taiwan — 7.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,988	3,019,832
Taiwan Semiconductor Manufacturing Co. Ltd.	134,000	3,208,465
		6,228,297
United Kingdom — 9.8%
3i Group plc	58,575	2,092,736
InterContinental Hotels Group plc	18,787	1,832,372
London Stock Exchange Group plc	14,371	1,584,261
Next plc	3,193	358,120
RELX plc	41,631	1,712,056
Sage Group plc (The)	22,440	325,400
SSE plc	24,834	516,209
		8,421,154
United States — 8.0%
Cadence Design Systems, Inc. *	2,255	621,546
Ferrovial SE	13,449	483,698
Las Vegas Sands Corp.	18,351	814,050
Linde plc	3,752	1,654,494
Nestle SA (Registered)	24,780	2,487,917
Sanofi SA (b)	7,967	787,084
		6,848,789
Total Common Stocks (Cost $71,935,550)		82,106,682
Short-Term Investments — 4.9%
Investment Companies — 4.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (c) (d)(Cost $3,656,590)	3,655,323	3,656,054
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $576,057)	576,057	576,057
Total Short-Term Investments (Cost $4,232,647)		4,232,111
Total Investments — 100.2% (Cost $76,168,197)		86,338,793
Liabilities in Excess of Other Assets — (0.2)%		(172,079)
NET ASSETS — 100.0%		86,166,714

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $550,870.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	43

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.2%
Chemicals	5.4
Banks	4.9
Textiles, Apparel & Luxury Goods	4.7
Pharmaceuticals	4.5
Professional Services	4.4
Aerospace & Defense	4.4
Capital Markets	4.3
Hotels, Restaurants & Leisure	4.3
Health Care Equipment & Supplies	4.0
Interactive Media & Services	3.9
Ground Transportation	3.5
Food Products	2.9
Insurance	2.8
Machinery	2.8
Consumer Staples Distribution & Retail	2.7
Broadline Retail	2.2
Software	2.1
Electronic Equipment, Instruments & Components	2.0
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	1.7
Household Durables	1.5
Construction & Engineering	1.5
Industrial Conglomerates	1.4
Automobile Components	1.1
Leisure Products	1.0
Building Products	1.0
Others (each less than 1.0%)	6.0
Short-Term Investments	4.9
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
IFSC NIFTY 50 Index	57	05/30/2024	USD	2,583,297	20,692

Abbreviations
IFSC	International Financial Service Centre
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Australia — 4.2%
BHP Group Ltd.	4,077	111,816
BlueScope Steel Ltd.	2,663	38,868
Fortescue Ltd.	2,675	44,337
Glencore plc	13,517	78,650
JB Hi-Fi Ltd.	870	33,949
Perseus Mining Ltd.	26,669	39,009
QBE Insurance Group Ltd.	1,829	20,922
Rio Tinto plc	1,969	133,224
Ventia Services Group Pty. Ltd.	14,173	32,985
Whitehaven Coal Ltd.	7,042	34,833
		568,593
Austria — 1.2%
ANDRITZ AG	293	15,993
Erste Group Bank AG	1,033	48,174
OMV AG	769	36,490
Telekom Austria AG	3,822	32,835
Vienna Insurance Group AG Wiener Versicherung Gruppe	987	30,726
		164,218
Belgium — 0.7%
Ageas SA	870	39,934
KBC Group NV	531	39,445
Proximus SADP	1,918	14,154
		93,533
Brazil — 2.0%
Banco do Brasil SA	7,824	41,421
Cia de Saneamento de Minas Gerais Copasa MG	7,944	29,955
Gerdau SA (Preference)	6,633	23,287
Petroleo Brasileiro SA (Preference)	12,754	102,963
TIM SA	6,375	21,706
Vale SA	3,864	47,066
		266,398
Canada — 4.2%
Air Canada *	1,448	21,373
ARC Resources Ltd.	1,543	27,943
Canadian Natural Resources Ltd.	288	21,824
CI Financial Corp.	2,408	28,442
Dundee Precious Metals, Inc.	5,192	39,299
EQB, Inc.	527	31,816
Fairfax Financial Holdings Ltd.	43	46,750
First Capital REIT, REIT	1,621	17,403
Manulife Financial Corp.	3,148	73,426
NuVista Energy Ltd. *	3,561	32,179
INVESTMENTS	SHARES	VALUE($)

Canada — continued
Precision Drilling Corp. *	279	19,561
Quebecor, Inc., Class B	1,369	28,332
Russel Metals, Inc.	1,072	30,190
Suncor Energy, Inc.	1,979	75,514
Teck Resources Ltd., Class B	800	39,336
Whitecap Resources, Inc.	4,016	30,456
		563,844
China — 8.4%
Agricultural Bank of China Ltd., Class H	122,000	54,401
Alibaba Group Holding Ltd.	18,200	170,408
BOC Hong Kong Holdings Ltd.	11,000	33,716
China CITIC Bank Corp. Ltd., Class H	49,000	28,667
China Construction Bank Corp., Class H	143,999	93,167
China Feihe Ltd. (a)	59,000	32,265
China Merchants Bank Co. Ltd., Class H	10,000	43,309
China Pacific Insurance Group Co. Ltd., Class H	17,000	37,248
China Resources Pharmaceutical Group Ltd. (a)	33,500	21,663
CSPC Pharmaceutical Group Ltd.	48,000	39,414
Geely Automobile Holdings Ltd.	29,000	34,903
Industrial & Commercial Bank of China Ltd., Class H	108,000	57,913
JD.com, Inc., Class A	2,000	28,817
Jiangxi Copper Co. Ltd., Class H	20,000	40,733
Kunlun Energy Co. Ltd.	44,000	42,653
Lenovo Group Ltd.	28,000	31,493
Livzon Pharmaceutical Group, Inc., Class H	10,300	35,419
People's Insurance Co. Group of China Ltd. (The), Class H	105,000	34,464
PetroChina Co. Ltd., Class H	66,000	61,495
PICC Property & Casualty Co. Ltd., Class H	24,000	29,817
Ping An Insurance Group Co. of China Ltd., Class H	11,000	49,853
Sinotruk Hong Kong Ltd.	14,500	36,086
TI Fluid Systems plc (a)	14,952	25,725
Vipshop Holdings Ltd., ADR	1,314	19,762
Weichai Power Co. Ltd., Class H	15,000	30,650
Yangzijiang Shipbuilding Holdings Ltd.	16,000	20,538
		1,134,579
Denmark — 1.0%
D/S Norden A/S	677	28,546
Danske Bank A/S	1,676	48,247
Jyske Bank A/S (Registered)	393	31,797
Sydbank A/S	607	30,866
		139,456
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	45

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — 1.5%
Fortum OYJ	2,611	34,406
Konecranes OYJ	429	22,546
Nokia OYJ	11,534	41,930
Nordea Bank Abp	5,811	67,549
UPM-Kymmene OYJ	1,192	41,774
		208,205
France — 6.1%
AXA SA	2,320	80,160
BNP Paribas SA	1,344	96,717
Cie de Saint-Gobain SA	667	52,748
Cie Generale des Etablissements Michelin SCA	1,240	47,639
Credit Agricole SA	2,182	33,763
Eiffage SA	347	37,024
Engie SA * (b)	3,422	59,408
Eurazeo SE *	268	24,141
Orange SA	3,309	36,830
Renault SA	598	29,621
Rubis SCA	547	18,930
SCOR SE	938	30,605
Sodexo SA	236	20,549
TotalEnergies SE	2,491	180,843
Trigano SA	121	18,394
Vallourec SA *	1,941	33,418
Vicat SACA	815	30,088
		830,878
Georgia — 0.2%
Bank of Georgia Group plc	384	25,712
Germany — 5.9%
Allianz SE (Registered)	463	131,392
Bayerische Motoren Werke AG	580	63,191
Commerzbank AG	3,510	52,166
Deutsche Bank AG (Registered)	4,041	64,545
Deutsche Telekom AG (Registered)	4,068	93,180
E.ON SE	4,253	56,318
Fresenius SE & Co. KGaA	1,353	40,374
Heidelberg Materials AG	328	33,009
Hornbach Holding AG & Co. KGaA	256	20,088
KION Group AG	410	18,896
Mercedes-Benz Group AG	1,033	78,137
SAF-Holland SE	1,129	21,750
Schaeffler AG (Preference)	4,302	25,174
Traton SE	733	26,032
INVESTMENTS	SHARES	VALUE($)

Germany — continued
TUI AG *	3,378	23,817
Volkswagen AG (Preference)	380	46,552
		794,621
Greece — 0.5%
Hellenic Telecommunications Organization SA	2,405	36,536
National Bank of Greece SA *	3,391	27,359
		63,895
Hong Kong — 1.2%
Bank of East Asia Ltd. (The)	25,200	31,729
Cathay Pacific Airways Ltd.	20,000	21,531
Link, REIT	7,200	30,850
Pacific Basin Shipping Ltd.	108,000	37,396
United Laboratories International Holdings Ltd. (The)	32,000	37,757
		159,263
Hungary — 0.3%
OTP Bank Nyrt.	850	42,131
India — 2.4%
Bank of Baroda	11,607	39,026
Bharat Petroleum Corp. Ltd.	3,469	25,242
Coal India Ltd.	6,788	36,906
Indian Oil Corp. Ltd.	12,172	24,580
Natco Pharma Ltd.	3,160	38,409
NMDC Ltd.	7,898	23,968
Oil & Natural Gas Corp. Ltd.	11,365	38,366
State Bank of India, GDR (a)	567	55,623
Sun TV Network Ltd.	4,820	37,805
		319,925
Indonesia — 0.2%
United Tractors Tbk. PT	20,700	31,549
Ireland — 0.8%
AerCap Holdings NV *	414	34,979
AIB Group plc	3,562	18,438
Cairn Homes plc	12,817	21,589
Glenveagh Properties plc * (a)	14,476	19,713
Greencore Group plc *	11,697	19,134
		113,853
Italy — 4.6%
Assicurazioni Generali SpA	2,215	54,007
Banco BPM SpA	4,057	26,637
BFF Bank SpA (a)	1,712	21,969
BPER Banca SpA	7,310	37,962
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Buzzi SpA	530	19,096
Danieli & C Officine Meccaniche SpA	847	29,287
Eni SpA	3,815	61,275
Intesa Sanpaolo SpA	23,921	89,536
Iveco Group NV	1,382	17,328
Mediobanca Banca di Credito Finanziario SpA	1,975	28,061
MFE-MediaForEurope NV, Class B	9,092	36,600
Pirelli & C SpA (a)	3,600	22,763
Saipem SpA *	11,504	26,399
Saras SpA	10,169	19,096
UniCredit SpA	1,880	69,004
Unipol Gruppo SpA	3,860	34,604
Webuild SpA	14,286	35,859
		629,483
Japan — 16.7%
ANA Holdings, Inc.	1,100	20,891
Cosmo Energy Holdings Co. Ltd.	800	38,244
Credit Saison Co. Ltd.	1,000	18,459
ENEOS Holdings, Inc.	7,400	34,190
Fujikura Ltd.	1,200	20,621
Gunma Bank Ltd. (The)	6,200	37,734
Hitachi Ltd.	900	83,035
Hitachi Zosen Corp.	4,200	32,508
Honda Motor Co. Ltd.	6,600	75,092
Inpex Corp.	3,000	44,939
Isuzu Motors Ltd.	3,000	38,019
ITOCHU Corp.	1,500	67,672
Japan Airlines Co. Ltd.	1,100	19,491
Japan Petroleum Exploration Co. Ltd.	800	33,747
JFE Holdings, Inc.	2,400	35,822
Kandenko Co. Ltd.	1,700	18,963
Marubeni Corp.	3,100	55,231
Mazda Motor Corp.	3,300	37,354
Mitsubishi Chemical Group Corp.	6,200	36,170
Mitsubishi Corp.	4,600	105,200
Mitsubishi UFJ Financial Group, Inc.	12,800	127,505
Mitsui & Co. Ltd.	1,200	57,931
Mitsui Fudosan Co. Ltd.	4,400	44,779
Mizuho Financial Group, Inc.	3,700	71,518
MS&AD Insurance Group Holdings, Inc.	2,600	46,746
Nippon Steel Corp.	1,900	42,596
Niterra Co. Ltd.	1,100	36,078
ORIX Corp.	2,500	51,164
Sankyo Co. Ltd.	2,800	30,414
INVESTMENTS	SHARES	VALUE($)

Japan — continued
SBI Holdings, Inc.	1,500	36,522
SBI Sumishin Net Bank Ltd.	1,600	23,926
Sekisui House Ltd.	1,200	27,576
Shimamura Co. Ltd.	400	19,719
SKY Perfect JSAT Holdings, Inc.	6,000	35,308
Sojitz Corp.	1,300	33,471
Sompo Holdings, Inc.	2,100	41,559
Subaru Corp.	2,100	46,891
Sumitomo Corp.	2,300	60,483
Sumitomo Electric Industries Ltd.	2,000	30,913
Sumitomo Mitsui Financial Group, Inc.	1,600	90,886
Sumitomo Realty & Development Co. Ltd.	1,300	44,985
Suzuki Motor Corp.	3,200	37,266
Toho Gas Co. Ltd.	800	20,544
Tokyo Gas Co. Ltd.	1,300	29,155
Tokyo Steel Manufacturing Co. Ltd.	2,700	28,641
Tokyo Tatemono Co. Ltd.	1,200	19,968
Toyota Boshoku Corp.	1,600	23,661
Toyota Motor Corp.	6,200	141,413
Toyota Tsusho Corp.	700	44,506
Tsubakimoto Chain Co.	1,100	37,871
Yokohama Rubber Co. Ltd. (The)	800	20,939
		2,258,316
Mexico — 0.3%
Grupo Mexico SAB de CV	7,297	45,092
Netherlands — 1.8%
ABN AMRO Bank NV, CVA (a)	1,659	26,575
Aegon Ltd.	4,751	29,588
ASR Nederland NV	549	27,472
ING Groep NV	4,383	69,296
Koninklijke Heijmans N.V., CVA *	1,373	25,768
NN Group NV	971	44,793
OCI NV	765	20,576
		244,068
Norway — 1.2%
Aker Solutions ASA	7,954	29,981
DNB Bank ASA	1,590	27,712
Frontline plc	857	20,307
Hoegh Autoliners ASA	3,196	33,546
Norwegian Air Shuttle ASA *	18,967	24,634
Wallenius Wilhelmsen ASA	2,030	20,447
		156,627
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	47

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.3%
ORLEN SA	2,783	45,375
Singapore — 1.2%
DBS Group Holdings Ltd.	1,430	36,404
Hafnia Ltd.	4,011	30,242
Oversea-Chinese Banking Corp. Ltd.	4,900	50,870
United Overseas Bank Ltd.	2,000	44,381
		161,897
South Africa — 1.9%
Absa Group Ltd.	4,176	32,274
Anglo American plc	2,127	69,505
Kumba Iron Ore Ltd.	999	24,603
Mr Price Group Ltd.	4,364	40,553
MTN Group Ltd.	6,976	33,573
Nedbank Group Ltd.	3,342	40,636
Sibanye Stillwater Ltd.	16,324	18,632
		259,776
South Korea — 6.1%
BGF retail Co. Ltd.	223	21,023
DB Insurance Co. Ltd.	352	24,691
Doosan Bobcat, Inc.	861	32,180
GS Holdings Corp.	604	19,528
Hana Financial Group, Inc.	1,198	50,528
Hankook Tire & Technology Co. Ltd.	1,008	42,772
Hyundai Glovis Co. Ltd.	260	34,037
Hyundai Marine & Fire Insurance Co. Ltd.	1,390	31,378
Hyundai Mobis Co. Ltd.	185	30,266
Hyundai Motor Co.	294	52,884
KB Financial Group, Inc.	1,102	59,769
Kia Corp.	692	58,628
Korean Air Lines Co. Ltd.	2,136	32,211
KT Corp.	797	19,927
Kumho Petrochemical Co. Ltd.	347	34,513
Samsung Electronics Co. Ltd.	3,158	175,543
Samsung Fire & Marine Insurance Co. Ltd.	198	44,317
Samsung Life Insurance Co. Ltd.	335	21,109
SK Telecom Co. Ltd.	913	33,764
		819,068
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	8,652	93,562
Banco de Sabadell SA	22,179	42,366
Banco Santander SA	21,568	104,942
CaixaBank SA	7,606	40,111
INVESTMENTS	SHARES	VALUE($)

Spain — continued
Grupo Catalana Occidente SA	856	33,148
Repsol SA	2,910	45,676
		359,805
Sweden — 1.7%
Ambea AB (a)	3,474	20,002
Betsson AB, Class B *	2,471	27,313
NCC AB, Class B	1,510	18,365
Skandinaviska Enskilda Banken AB, Class A	3,519	46,086
Svenska Handelsbanken AB, Class A	2,961	25,392
Swedbank AB, Class A	2,173	41,553
Tele2 AB, Class B	2,988	27,869
Volvo Car AB *	7,660	1,564
Volvo Car AB, Class B *	7,660	23,778
		231,922
Switzerland — 2.9%
Aryzta AG *	8,883	16,818
Novartis AG (Registered)	2,458	238,567
UBS Group AG (Registered)	1,715	45,042
Zurich Insurance Group AG	180	87,128
		387,555
Taiwan — 2.4%
ASE Technology Holding Co. Ltd.	11,000	49,485
Compeq Manufacturing Co. Ltd. *	14,000	32,982
Globalwafers Co. Ltd.	1,000	15,889
Hon Hai Precision Industry Co. Ltd.	20,000	95,207
Pegatron Corp.	15,000	44,736
Sercomm Corp.	9,000	34,050
United Microelectronics Corp.	32,000	49,166
		321,515
Thailand — 0.6%
Bangchak Corp. PCL, NVDR	20,600	23,204
Krung Thai Bank PCL, NVDR	71,500	32,337
PTT Exploration & Production PCL, NVDR	6,500	27,191
		82,732
Turkey — 0.5%
KOC Holding A/S	2,940	20,525
Tofas Turk Otomobil Fabrikasi A/S	3,166	26,909
Turkiye Garanti Bankasi A/S	8,552	21,772
		69,206
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — 0.3%
Dubai Islamic Bank PJSC	14,273	21,606
Emirates NBD Bank PJSC	5,517	25,536
		47,142
United Kingdom — 6.5%
3i Group plc	1,885	67,346
Balfour Beatty plc	4,584	20,788
Barclays plc	24,460	61,671
Beazley plc	2,620	21,677
Centrica plc	19,004	30,336
Currys plc *	31,452	24,267
Direct Line Insurance Group plc	8,296	19,261
Harbour Energy plc	4,995	17,850
Hiscox Ltd.	1,282	19,661
HSBC Holdings plc	16,009	138,765
Inchcape plc	2,213	22,057
Indivior plc *	1,125	20,195
International Consolidated Airlines Group SA *	8,865	19,320
Investec plc	4,626	29,302
ITV plc	25,507	22,379
JD Sports Fashion plc	9,363	13,405
JET2 plc	1,129	20,190
Kier Group plc	13,230	22,133
Lloyds Banking Group plc	110,869	71,553
Marks & Spencer Group plc	5,608	17,867
NatWest Group plc	11,662	44,017
Paragon Banking Group plc	2,962	26,415
Shaftesbury Capital plc, REIT	12,503	20,929
Standard Chartered plc	4,352	37,390
Tesco plc	12,733	47,011
TP ICAP Group plc	7,799	20,189
		875,974
United States — 5.3%
BP plc	20,487	132,052
GSK plc	4,906	101,784
Holcim AG	867	72,575
Roche Holding AG	221	52,955
Shell plc	7,404	263,202
Stellantis NV	3,243	71,756
Tenaris SA	1,659	27,551
		721,875
Total Common Stocks (Cost $12,041,814)		13,238,081
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.2%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (c) (d)(Cost $117,227)	117,192	117,215
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $43,829)	43,829	43,829
Total Short-Term Investments (Cost $161,056)		161,044
Total Investments — 99.0% (Cost $12,202,870)		13,399,125
Other Assets Less Liabilities — 1.0%		138,423
NET ASSETS — 100.0%		13,537,548

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $41,579.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	49

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.1%
Oil, Gas & Consumable Fuels	11.9
Insurance	8.9
Metals & Mining	6.9
Automobiles	6.6
Pharmaceuticals	4.4
Trading Companies & Distributors	3.7
Automobile Components	2.4
Machinery	2.4
Capital Markets	2.2
Diversified Telecommunication Services	1.9
Technology Hardware, Storage & Peripherals	1.9
Broadline Retail	1.6
Construction & Engineering	1.6
Passenger Airlines	1.3
Construction Materials	1.2
Specialty Retail	1.1
Multi-Utilities	1.1
Energy Equipment & Services	1.0
Media	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	12.6
Short-Term Investments	1.2
Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	3	06/21/2024	EUR	156,174	(3,762)
FTSE 100 Index	1	06/21/2024	GBP	101,945	2,526
					(1,236)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)

	JPMorgan Active China ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$10,713,340	$1,011,078,236	$2,781,119,477	$6,912,707
Investments in affiliates, at value	10,610	2,267,205	41,445,480	61,610
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	4,030,602	—	—
Cash	113	2,100,887	608,901	63,968
Foreign currency, at value	—	246,814	2,807,367	4
Segregated cash balance with Authorized Participant for deposit securities	—	—	4,768,127	—
Receivables:
Investment securities sold	—	—	5,718,104	—
Fund shares sold	—	—	487,398	—
Dividends from non-affiliates	—	1,463,299	1,842,246	6,771
Dividends from affiliates	1	336	6,148	9
Tax reclaims	—	39,874	1,223,258	1,604
Securities lending income (See Note 2.C.)	—	8,436	—	—
Total Assets	10,724,064	1,021,235,689	2,840,026,506	7,046,673
LIABILITIES:
Payables:
Investment securities purchased	—	—	7,055,810	5,176
Collateral received on securities loaned (See Note 2.C.)	—	4,030,602	—	—
Collateral upon return of deposit securities	—	—	4,768,127	—
Accrued liabilities:
Management fees (See Note 3.A.)	5,490	272,748	1,003,154	4,122
Deferred foreign capital gains tax	—	2,375,785	—	—
Other	—	1,373	—	—
Total Liabilities	5,490	6,680,508	12,827,091	9,298
Net Assets	$10,718,574	$1,014,555,181	$2,827,199,415	$7,037,375
NET ASSETS:
Paid-in-Capital	$12,694,661	$1,193,050,653	$2,652,089,520	$5,324,424
Total distributable earnings (loss)	(1,976,087)	(178,495,472)	175,109,895	1,712,951
Total Net Assets	$10,718,574	$1,014,555,181	$2,827,199,415	$7,037,375
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	260,000	27,800,000	51,000,000	125,000
Net asset value, per share	$41.23	$36.49	$55.44	$56.30
Cost of investments in non-affiliates	$11,639,725	$995,274,079	$2,660,631,935	$6,127,375
Cost of investments in affiliates	10,610	2,267,205	41,448,250	61,610
Cost of foreign currency	—	246,125	2,810,398	4
Investment securities on loan, at value (See Note 2.C.)	—	2,943,659	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	4,030,602	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)

	JPMorgan Hedged Equity Laddered Overlay ETF	JPMorgan International Growth ETF	JPMorgan International Value ETF
ASSETS:
Investments in non-affiliates, at value	$524,155,411	$82,106,682	$13,238,081
Investments in affiliates, at value	1,240,933	3,656,054	117,215
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	576,057	43,829
Options purchased, at value	5,241,084	—	—
Cash	—	86,169	79,037
Foreign currency, at value	—	—	18,730
Deposits at broker for futures contracts	259,000	129,420	27,653
Receivables:
Investment securities sold	3,211,252	—	11,592
Fund shares sold	85,236	—	—
Dividends from non-affiliates	180,619	125,852	70,455
Dividends from affiliates	179	542	17
Tax reclaims	—	115,867	11,018
Securities lending income (See Note 2.C.)	—	2	6
Total Assets	534,373,714	86,796,645	13,617,633
LIABILITIES:
Payables:
Due to custodian	16,283	—	—
Foreign currency due to custodian, at value	—	2,910	—
Investment securities purchased	3,414,123	—	25,178
Collateral received on securities loaned (See Note 2.C.)	—	576,057	43,829
Variation margin on futures contracts	24,696	11,862	2,612
Outstanding options written, at fair value	2,026,950	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	189,158	39,102	5,793
Deferred foreign capital gains tax	—	—	2,673
Total Liabilities	5,671,210	629,931	80,085
Net Assets	$528,702,504	$86,166,714	$13,537,548
NET ASSETS:
Paid-in-Capital	$514,113,992	$89,208,259	$12,049,097
Total distributable earnings (loss)	14,588,512	(3,041,545)	1,488,451
Total Net Assets	$528,702,504	$86,166,714	$13,537,548
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,625,000	1,425,000	250,000
Net asset value, per share	$54.93	$60.47	$54.15
Cost of investments in non-affiliates	$499,827,553	$71,935,550	$12,041,814
Cost of investments in affiliates	1,240,933	3,656,590	117,227
Cost of options purchased	4,703,327	—	—
Cost of foreign currency	—	—	18,736
Investment securities on loan, at value (See Note 2.C.)	—	550,870	41,579
Cost of investment of cash collateral (See Note 2.C.)	—	576,057	43,829
Premiums received from options written	4,144,366	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)

	JPMorgan Active China ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF	JPMorgan Global Select Equity ETF	JPMorgan Healthcare Leaders ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$3,605	$5
Interest income from affiliates	—	9,042	9,488	522
Dividend income from non-affiliates	37,564	10,846,784	18,799,981	60,584
Dividend income from affiliates	765	100,995	504,090	4,046
Income from securities lending (net) (See Note 2.C.)	—	15,378	—	—
Foreign taxes withheld (net)	(1,642)	(1,212,826)	(1,200,609)	(1,601)
Total investment income	36,687	9,759,373	18,116,555	63,556
EXPENSES:
Management fees (See Note 3.A.)	32,711	1,528,957	3,693,217	32,186
Interest expense to affiliates	—	28,189	2,601	—
Total expenses	32,711	1,557,146	3,695,818	32,186
Net investment income (loss)	3,976	8,202,227	14,420,737	31,370
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(798,672)	(44,643,482)(b)	27,027,539	261,950
Investments in affiliates	(17)	(772)	(7,374)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	2,373,659	17,287,539	650,138
Foreign currency transactions	161	(145,703)	275,435	180
Net realized gain (loss)	(798,528)	(42,416,298)	44,583,139	912,268
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,170,809	142,452,724 (c)	123,693,095	785,332
Investments in affiliates	(1)	(463)	(2,946)	—
Foreign currency translations	4	(21,694)	(86,852)	(89)
Change in net unrealized appreciation/depreciation	1,170,812	142,430,567	123,603,297	785,243
Net realized/unrealized gains (losses)	372,284	100,014,269	168,186,436	1,697,511
Change in net assets resulting from operations	$376,260	$108,216,496	$182,607,173	$1,728,881

(a)
Commencement of operations was November 1, 2023.
(b)
Net of foreign capital gains tax of $(708,057).
(c)
Net of change in foreign capital gains tax of $(1,983,620).
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

	JPMorgan Hedged Equity Laddered Overlay ETF	JPMorgan International Growth ETF	JPMorgan International Value ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,909	$701	$90
Interest income from affiliates	405	935	559
Dividend income from non-affiliates	1,763,274	776,663	289,535
Dividend income from affiliates	26,501	55,694	2,605
Income from securities lending (net) (See Note 2.C.)	—	367	379
Foreign taxes withheld (net)	—	(88,971)	(35,640)
Total investment income	1,792,089	745,389	257,528
EXPENSES:
Management fees (See Note 3.A.)	687,720	224,394	34,397
Interest expense to non-affiliates	59	—	—
Interest expense to affiliates	—	79	29
Total expenses	687,779	224,473	34,426
Net investment income (loss)	1,104,310	520,916	223,102
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(340,780)	(62,894)	192,597 (a)
Investments in affiliates	—	(793)	(47)
In-kind redemptions of investments in non-affiliates (See Note 4)	3,636,948	1,770,090	—
In-kind redemptions of options purchased (See Note 4)	(177,767)	—	—
Options purchased	(3,271,979)	—	—
Futures contracts	171,095	15,259	1,029
Foreign currency transactions	—	(19,808)	(2,330)
Options written	(12,599,920)	—	—
Net realized gain (loss)	(12,582,403)	1,701,854	191,249
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	25,316,578	10,724,753	1,717,267 (b)
Investments in affiliates	—	(536)	(12)
Options purchased	573,021	—	—
Futures contracts	(47,377)	20,692	(1,236)
Foreign currency translations	—	(1,592)	(1,440)
Options written	1,629,025	—	—
Change in net unrealized appreciation/depreciation	27,471,247	10,743,317	1,714,579
Net realized/unrealized gains (losses)	14,888,844	12,445,171	1,905,828
Change in net assets resulting from operations	$15,993,154	$12,966,087	$2,128,930

(a)
Net of foreign capital gains tax of $(69)
(b)
Net of change in foreign capital gains tax of $(2,673).
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active China ETF		JPMorgan ActiveBuilders Emerging Markets Equity ETF
	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (a)	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,976	$193,269	$8,202,227	$23,574,423
Net realized gain (loss)	(798,528)	(231,764)	(42,416,298)	(76,213,731)
Change in net unrealized appreciation/depreciation	1,170,812	(2,097,197)	142,430,567	160,619,200
Change in net assets resulting from operations	376,260	(2,135,692)	108,216,496	107,979,892
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(216,655)	—	(25,156,045)	(26,488,020)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	12,694,661	34,544,755	(91,696,023)
NET ASSETS:
Change in net assets	159,605	10,558,969	117,605,206	(10,204,151)
Beginning of period	10,558,969	—	896,949,975	907,154,126
End of period	$10,718,574	$10,558,969	$1,014,555,181	$896,949,975
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$12,694,661	$177,593,389	$183,119,158
Cost of shares redeemed	—	—	(143,048,634)	(274,815,181)
Total change in net assets resulting from capital transactions	$—	$12,694,661	$34,544,755	$(91,696,023)
SHARE TRANSACTIONS:
Issued	—	260,000	5,000,000	5,200,000
Redeemed	—	—	(4,000,000)	(7,600,000)
Net increase (decrease) in shares from share transactions	—	260,000	1,000,000	(2,400,000)

(a)
Commencement of operations was March 15, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Global Select Equity ETF		JPMorgan Healthcare Leaders ETF
	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (a)	Period Ended April 30, 2024 (Unaudited)(b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,420,737	$50,691	$31,370
Net realized gain (loss)	44,583,139	(1,156,083)	912,268
Change in net unrealized appreciation/depreciation	123,603,297	(3,203,890)	785,243
Change in net assets resulting from operations	182,607,173	(4,309,282)	1,728,881
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,187,996)	—	(15,930)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,806,104,205	845,985,315	5,324,424
NET ASSETS:
Change in net assets	1,985,523,382	841,676,033	7,037,375
Beginning of period	841,676,033	—	—
End of period	$2,827,199,415	$841,676,033	$7,037,375
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,925,035,501	$846,035,530	$9,600,000
Cost of shares redeemed	(118,931,296)	(50,215)	(4,275,576)
Total change in net assets resulting from capital transactions	$1,806,104,205	$845,985,315	$5,324,424
SHARE TRANSACTIONS:
Issued	34,925,000	18,275,000	200,000
Redeemed	(2,200,000)	—	(75,000)
Net increase in shares from transactions	32,725,000	18,275,000	125,000

(a)
Commencement of operations was September 13, 2023.
(b)
Commencement of operations was November 1, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2024

	JPMorgan Hedged Equity Laddered Overlay ETF		JPMorgan International Growth ETF
	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (a)	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,104,310	$28,799	$520,916	$991,055
Net realized gain (loss)	(12,582,403)	(151,743)	1,701,854	(4,993,820)
Change in net unrealized appreciation/depreciation	27,471,247	(535,614)	10,743,317	8,154,392
Change in net assets resulting from operations	15,993,154	(658,558)	12,966,087	4,151,627
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(746,084)	—	(1,328,751)	(548,251)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	451,861,619	62,252,373	(7,575,649)	23,519,546
NET ASSETS:
Change in net assets	467,108,689	61,593,815	4,061,687	27,122,922
Beginning of period	61,593,815	—	82,105,027	54,982,105
End of period	$528,702,504	$61,593,815	$86,166,714	$82,105,027
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$469,842,579	$62,252,373	$4,464,251	$23,520,679
Cost of shares redeemed	(17,980,960)	—	(12,039,900)	(1,133)
Total change in net assets resulting from capital transactions	$451,861,619	$62,252,373	$(7,575,649)	$23,519,546
SHARE TRANSACTIONS:
Issued	8,700,000	1,250,000	75,000	425,000
Redeemed	(325,000)	—	(225,000)	—
Net increase (decrease) in shares from share transactions	8,375,000	1,250,000	(150,000)	425,000

(a)
Commencement of operations was September 28, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan International Value ETF
	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$223,102	$36,994
Net realized gain (loss)	191,249	(59,564)
Change in net unrealized appreciation/depreciation	1,714,579	(523,962)
Change in net assets resulting from operations	2,128,930	(546,532)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(93,947)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	12,049,097
NET ASSETS:
Change in net assets	2,034,983	11,502,565
Beginning of period	11,502,565	—
End of period	$13,537,548	$11,502,565
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$12,049,097
Total change in net assets resulting from capital transactions	$—	$12,049,097
SHARE TRANSACTIONS:
Issued	—	250,000
Net increase in shares from transactions	—	250,000

(a)
Commencement of operations was September 13, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active China ETF
Six Months Ended April 30, 2024 (Unaudited)	$40.61	$0.02	$1.43	$1.45	$(0.83)	$—	$(0.83)
March 15, 2023 (g) through October 31, 2023	48.00	0.75	(8.14)	(7.39)	—	—	—
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	33.47	0.31	3.78	4.09	(1.07)	—	(1.07)
Year Ended October 31, 2023	31.07	0.86	2.45	3.31	(0.91)	—	(0.91)
Year Ended October 31, 2022	47.92	1.14	(17.27)	(16.13)	(0.63)	(0.09)	(0.72)
March 10, 2021 (g) through October 31, 2021	48.00	0.66	(0.74)	(0.08)	—	—	—
JPMorgan Global Select Equity ETF
Six Months Ended April 30, 2024 (Unaudited)	46.06	0.49	9.06	9.55	(0.17)	—	(0.17)
September 13, 2023 (g) through October 31, 2023	48.00	0.00 (j)	(1.94)	(1.94)	—	—	—
JPMorgan Healthcare Leaders ETF
November 1, 2023 (g) through April 30, 2024 (Unaudited)	48.00	0.17	8.21	8.38	(0.08)	—	(0.08)
JPMorgan Hedged Equity Laddered Overlay ETF
Six Months Ended April 30, 2024 (Unaudited)	49.28	0.22	5.59	5.81	(0.16)	—	(0.16)
September 28, 2023 (g) through October 31, 2023	50.00	0.03	(0.75)	(0.72)	—	—	—
JPMorgan International Growth ETF
Six Months Ended April 30, 2024 (Unaudited)	52.13	0.37	8.95	9.32	(0.98)	—	(0.98)
Year Ended October 31, 2023	47.81	0.68	4.12	4.80	(0.48)	—	(0.48)
Year Ended October 31, 2022	79.09	0.44	(30.69)	(30.25)	(0.49)	(0.54)	(1.03)
Year Ended October 31, 2021	62.98	0.19	15.95	16.14	(0.03)	—	(0.03)
May 20, 2020 (g) through October 31, 2020	51.83	0.05	11.10	11.15	—	—	—
JPMorgan International Value ETF
Six Months Ended April 30, 2024 (Unaudited)	46.01	0.89	7.63	8.52	(0.38)	—	(0.38)
September 13, 2023 (g) through October 31, 2023	48.00	0.15	(2.14)	(1.99)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Does not include expenses of unaffiliated Underlying Funds.
(j)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$41.23	$41.30	3.74%	3.50%	$10,718,574	0.65%	0.08%	0.65%	15%
40.61	40.77	(15.40)	(15.06)(h)	10,558,969	0.65	2.64	0.65	17

36.49	36.55	12.33	12.55	1,014,555,181	0.34	1.77	0.34	30
33.47	33.45	10.61	10.27	896,949,975	0.33	2.41	0.33	46
31.07	31.15	(34.15)	(34.32)	907,154,126	0.33	3.05	0.33	28
47.92	48.17	(0.17)	0.35 (h)	325,863,960	0.30 (i)	2.11	0.33 (i)	40

55.44	55.54	20.76	20.79	2,827,199,415	0.47	1.82	0.47	43
46.06	46.13	(4.04)	(3.90)(h)	841,676,033	0.47	0.07	0.47	8

56.30	56.32	17.47	17.51 (h)	7,037,375	0.65	0.63	0.65	29

54.93	55.01	11.79	11.95	528,702,504	0.50	0.80	0.50	19
49.28	49.28	(1.44)	(1.44)(h)	61,593,815	0.50	0.70	0.50	4

60.47	60.50	17.97	18.08	86,166,714	0.55	1.27	0.55	30
52.13	52.11	10.03	10.01	82,105,027	0.55	1.21	0.55	53
47.81	47.80	(38.72)	(38.97)	54,982,105	0.55	0.75	0.55	32
79.09	79.40	25.63	25.85	61,291,950	0.55	0.25	0.55	37
62.98	63.12	21.51	21.78 (h)	37,787,658	0.55	0.16	0.55	12

54.15	54.23	18.58	18.22	13,537,548	0.54	3.52	0.54	33
46.01	46.22	(4.15)	(3.71)(h)	11,502,565	0.55	2.46	0.55	4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active China ETF	Non-Diversified
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Diversified
JPMorgan Global Select Equity ETF	Diversified
JPMorgan Healthcare Leaders ETF(1)	Diversified
JPMorgan Hedged Equity Laddered Overlay ETF	Diversified
JPMorgan International Growth ETF	Diversified
JPMorgan International Value ETF	Diversified

(1)	Commencement of operations was November 1, 2023.
The investment objective of JPMorgan Active China ETF (“Active China ETF”), JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan Global Select Equity ETF ("Global Select Equity ETF"), JPMorgan Healthcare Leaders ETF ("Healthcare Leaders ETF"), JPMorgan International Growth ETF (“International Growth ETF”) and JPMorgan International Value ETF ("International Value ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Hedged Equity Laddered Overlay ETF (“Hedged Equity Laddered Overlay ETF”) is to seek to provide capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active China ETF	NYSE Arca, Inc.
ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
Global Select Equity ETF	The NASDAQ Stock Market® LLC
Healthcare Leaders ETF	The NASDAQ Stock Market® LLC
Hedged Equity Laddered Overlay ETF	NYSE Arca, Inc.
International Growth ETF	NYSE Arca, Inc.
International Value ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active China ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$239,548	$—	$239,548
Banks	—	1,074,323	—	1,074,323
Beverages	—	634,330	—	634,330

April 30, 2024	J.P. Morgan Exchange-Traded Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Active China ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Broadline Retail	$—	$599,236	$—	$599,236
Chemicals	—	203,019	—	203,019
Consumer Staples Distribution & Retail	—	183,565	—	183,565
Electrical Equipment	—	108,747	—	108,747
Electronic Equipment, Instruments & Components	—	913,105	—	913,105
Entertainment	121,415	251,178	—	372,593
Food Products	—	346,542	—	346,542
Gas Utilities	—	226,643	—	226,643
Health Care Equipment & Supplies	—	134,134	—	134,134
Health Care Providers & Services	—	83,334	—	83,334
Hotels, Restaurants & Leisure	147,611	350,921	—	498,532
Household Durables	—	528,828	—	528,828
Independent Power and Renewable Electricity Producers	298,300	—	—	298,300
Insurance	—	543,149	—	543,149
Interactive Media & Services	199,028	1,307,719	—	1,506,747
Machinery	—	264,722	—	264,722
Media	—	133,590	—	133,590
Oil, Gas & Consumable Fuels	—	467,067	—	467,067
Pharmaceuticals	151,295	87,463	—	238,758
Real Estate Management & Development	244,082	—	—	244,082
Semiconductors & Semiconductor Equipment	—	405,917	—	405,917
Software	—	116,053	—	116,053
Technology Hardware, Storage & Peripherals	—	191,209	—	191,209
Textiles, Apparel & Luxury Goods	—	157,267	—	157,267
Total Common Stocks	1,161,731	9,551,609	—	10,713,340
Short-Term Investments
Investment Companies	10,610	—	—	10,610
Total Investments in Securities	$1,172,341	$9,551,609	$—	$10,723,950

ActiveBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$609,556	$—	$609,556
Austria	—	700,814	—	700,814
Brazil	52,180,515	—	—	52,180,515
Chile	3,501,619	—	—	3,501,619
China	22,189,997	248,479,443	—	270,669,440
Colombia	606,415	—	—	606,415
Czech Republic	—	452,233	—	452,233
Georgia	—	520,473	—	520,473
Greece	3,173,684	2,244,878	—	5,418,562
Hong Kong	—	12,290,511	—	12,290,511
Hungary	1,023,072	2,954,957	—	3,978,029
India	11,302,024	155,985,789	—	167,287,813
Indonesia	271,665	19,802,448	—	20,074,113

64	J.P. Morgan Exchange-Traded Funds	April 30, 2024

ActiveBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kazakhstan	$—	$833,990	$—	$833,990
Macau	—	738,520	—	738,520
Malaysia	1,264,184	2,922,110	—	4,186,294
Mexico	35,337,608	—	—	35,337,608
Panama	536,996	—	—	536,996
Peru	4,704,814	—	—	4,704,814
Poland	—	7,460,278	—	7,460,278
Portugal	—	1,886,861	—	1,886,861
Qatar	499,454	2,219,972	—	2,719,426
Romania	495,867	—	—	495,867
Russia	—	—	143,723	143,723
Saudi Arabia	3,273,600	25,781,347	—	29,054,947
South Africa	11,175,691	21,139,235	—	32,314,926
South Korea	1,350,245	131,668,927	—	133,019,172
Spain	—	4,038,023	—	4,038,023
Taiwan	1,385,081	178,990,592	—	180,375,673
Thailand	6,695,208	7,427,354	—	14,122,562
Turkey	2,263,963	1,505,465	—	3,769,428
United Arab Emirates	7,870,802	535,728	—	8,406,530
United Kingdom	—	1,521,787	—	1,521,787
United States	5,908,400	1,212,318	—	7,120,718
Total Common Stocks	177,010,904	833,923,609	143,723	1,011,078,236
Short-Term Investments
Investment Companies	2,267,205	—	—	2,267,205
Investment of Cash Collateral from Securities Loaned	4,030,602	—	—	4,030,602
Total Short-Term Investments	6,297,807	—	—	6,297,807
Total Investments in Securities	$183,308,711	$833,923,609	$143,723	$1,017,376,043

Global Select Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$54,673,416	$—	$54,673,416
France	—	202,315,379	—	202,315,379
Germany	—	44,221,427	—	44,221,427
Hong Kong	—	26,129,789	—	26,129,789
India	13,040,122	—	—	13,040,122
Japan	—	61,717,568	—	61,717,568
Mexico	13,535,988	—	—	13,535,988
Netherlands	—	43,896,358	—	43,896,358
Singapore	—	14,755,623	—	14,755,623
South Korea	—	59,569,890	—	59,569,890
Switzerland	—	24,378,208	—	24,378,208
Taiwan	54,351,344	28,804,354	—	83,155,698
United Kingdom	—	87,180,498	—	87,180,498

April 30, 2024	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Global Select Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$1,969,893,139	$82,656,374	$—	$2,052,549,513
Total Common Stocks	2,050,820,593	730,298,884	—	2,781,119,477
Short-Term Investments
Investment Companies	41,445,480	—	—	41,445,480
Total Investments in Securities	$2,092,266,073	$730,298,884	$—	$2,822,564,957

Healthcare Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$437,273	$—	$437,273
Germany	—	40,658	—	40,658
Japan	—	111,070	—	111,070
Netherlands	57,284	—	—	57,284
Switzerland	—	229,186	—	229,186
United Kingdom	—	349,234	—	349,234
United States	5,360,646	327,356	—	5,688,002
Total Common Stocks	5,417,930	1,494,777	—	6,912,707
Short-Term Investments
Investment Companies	61,610	—	—	61,610
Total Investments in Securities	$5,479,540	$1,494,777	$—	$6,974,317

Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$530,637,428	$—	$—	$530,637,428
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(47,398)	$—	$—	$(47,398)
Options Written (a)
Call Options Written	(1,462,084)	—	—	(1,462,084)
Put Options Written	(564,866)	—	—	(564,866)
Total Depreciation in Other Financial Instruments	$(2,074,348)	$—	$—	$(2,074,348)

(a)	Please refer to the SOI for specifics of portfolio holdings.

International Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$567,084	$—	$567,084
Brazil	886,433	—	—	886,433
Canada	5,284,007	—	—	5,284,007

66	J.P. Morgan Exchange-Traded Funds	April 30, 2024

International Growth ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$1,110,953	$5,792,231	$—	$6,903,184
Denmark	—	3,602,752	—	3,602,752
France	—	9,808,096	—	9,808,096
Germany	—	1,111,850	—	1,111,850
Indonesia	—	1,635,007	—	1,635,007
Italy	699,932	192,476	—	892,408
Japan	—	13,689,896	—	13,689,896
Mexico	1,364,944	—	—	1,364,944
Netherlands	111,611	6,001,049	—	6,112,660
Singapore	—	938,105	—	938,105
South Korea	—	2,522,040	—	2,522,040
Spain	—	1,331,279	—	1,331,279
Sweden	—	2,422,995	—	2,422,995
Switzerland	—	1,535,702	—	1,535,702
Taiwan	3,019,832	3,208,465	—	6,228,297
United Kingdom	—	8,421,154	—	8,421,154
United States	1,435,596	5,413,193	—	6,848,789
Total Common Stocks	13,913,308	68,193,374	—	82,106,682
Short-Term Investments
Investment Companies	3,656,054	—	—	3,656,054
Investment of Cash Collateral from Securities Loaned	576,057	—	—	576,057
Total Short-Term Investments	4,232,111	—	—	4,232,111
Total Investments in Securities	$18,145,419	$68,193,374	$—	$86,338,793
Appreciation in Other Financial Instruments
Futures Contracts	$20,692	$—	$—	$20,692

International Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$568,593	$—	$568,593
Austria	32,835	131,383	—	164,218
Belgium	14,154	79,379	—	93,533
Brazil	266,398	—	—	266,398
Canada	563,844	—	—	563,844
China	55,181	1,079,398	—	1,134,579
Denmark	—	139,456	—	139,456
Finland	—	208,205	—	208,205
France	—	830,878	—	830,878
Georgia	—	25,712	—	25,712
Germany	—	794,621	—	794,621
Greece	27,359	36,536	—	63,895
Hong Kong	37,757	121,506	—	159,263
Hungary	—	42,131	—	42,131
India	55,623	264,302	—	319,925

April 30, 2024	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
International Value ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$31,549	$—	$31,549
Ireland	54,692	59,161	—	113,853
Italy	65,887	563,596	—	629,483
Japan	—	2,258,316	—	2,258,316
Mexico	45,092	—	—	45,092
Netherlands	—	244,068	—	244,068
Norway	—	156,627	—	156,627
Poland	—	45,375	—	45,375
Singapore	—	161,897	—	161,897
South Africa	131,003	128,773	—	259,776
South Korea	—	819,068	—	819,068
Spain	—	359,805	—	359,805
Sweden	21,566	210,356	—	231,922
Switzerland	—	387,555	—	387,555
Taiwan	—	321,515	—	321,515
Thailand	—	82,732	—	82,732
Turkey	42,297	26,909	—	69,206
United Arab Emirates	47,142	—	—	47,142
United Kingdom	—	875,974	—	875,974
United States	—	721,875	—	721,875
Total Common Stocks	1,460,830	11,777,251	—	13,238,081
Short-Term Investments
Investment Companies	117,215	—	—	117,215
Investment of Cash Collateral from Securities Loaned	43,829	—	—	43,829
Total Short-Term Investments	161,044	—	—	161,044
Total Investments in Securities	$1,621,874	$11,777,251	$—	$13,399,125
Appreciation in Other Financial Instruments
Futures Contracts	$2,526	$—	$—	$2,526
Depreciation in Other Financial Instruments
Futures Contracts	(3,762)	—	—	(3,762)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,236)	$—	$—	$(1,236)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

68	J.P. Morgan Exchange-Traded Funds	April 30, 2024

C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
ActiveBuilders Emerging Markets Equity ETF	$2,943,659	$(2,943,659)	$—
International Growth ETF	550,870	(550,870)	—
International Value ETF	41,579	(41,579)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
ActiveBuilders Emerging Markets Equity ETF	$163
International Growth ETF	44
International Value ETF	10
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active China ETF, Global Select Equity ETF, Healthcare Leaders ETF and Hedged Equity Laddered Overlay ETF did not lend out any securities during the six months ended April 30, 2024.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active China ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$10,004	$754,719	$754,095	$(17)	$(1)	$10,610	10,608	$765	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

ActiveBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$4,916,639	$110,695,017	$113,343,216	$(772)	$(463)	$2,267,205	2,266,752	$100,995	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	—	500,000	500,050	50 *	—	—	—	76 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	13,354,991	9,324,389	—	—	4,030,602	4,030,602	33,901 *	—
Total	$4,916,639	$124,550,008	$123,167,655	$(722)	$(463)	$6,297,807		$134,972	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Global Select Equity ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$10,930,514	$225,131,547	$194,606,261	$(7,374)	$(2,946)	$41,445,480	41,437,193	$504,090	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

70	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Healthcare Leaders ETF
For the period ended April 30, 2024
Security Description	Value at November 1, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$—	$9,812,065	$9,750,455	$—	$—	$61,610	61,610	$4,046	$—

(a)	Commencement of operations was November 1, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.

Hedged Equity Laddered Overlay ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$451,185	$8,739,468	$7,949,720	$—	$—	$1,240,933	1,240,933	$26,501	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

International Growth ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$—	$7,771,873	$4,114,490	$(793)	$(536)	$3,656,054	3,655,323	$41,750	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	1,681,681	1,105,624	—	—	576,057	576,057	3,754 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,033,189	6,833,671	7,866,860	—	—	—	—	13,944	—
Total	$1,033,189	$16,287,225	$13,086,974	$(793)	$(536)	$4,232,111		$59,448	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Value ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$—	$907,994	$790,720	$(47)	$(12)	$117,215	117,192	$1,633	$—

April 30, 2024	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
International Value ETF (continued)
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$259,851	$216,022	$—	$—	$43,829	43,829	$844 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	336,217	369,766	705,983	—	—	—	—	972	—
Total	$336,217	$1,537,611	$1,712,725	$(47)	$(12)	$161,044		$3,449	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Laddered Overlay ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.

72	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Hedged Equity Laddered Overlay ETF, International Growth ETF and International Value ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2024:
	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF
Futures Contracts:
Average Notional Balance Long	$2,050,729	$1,162,703	$74,432
Ending Notional Balance Long	1,519,425	2,583,297	258,119
Exchange-Traded Options:
Average Number of Contracts Purchased	5,893	—	—
Average Number of Contracts Written	(10,808)	—	—
Ending Number of Contracts Purchased	10,429	—	—
Ending Number of Contracts Written	(20,858)	—	—
The Funds' derivatives contracts held at April 30, 2024 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually for Active China ETF, ActiveBuilders Emerging Markets Equity ETF, Global Select Equity ETF, Healthcare Leaders ETF, International Growth ETF and International Value ETF, and at least quarterly for Hedged Equity Laddered Overlay ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— Pursuant to each Fund’s Management Agreement, the Adviser is paid a management fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active China ETF	0.65%
ActiveBuilders Emerging Markets Equity ETF	0.33
Global Select Equity ETF	0.47
Healthcare Leaders ETF	0.65
Hedged Equity Laddered Overlay ETF	0.50
International Growth ETF	0.55
International Value ETF	0.55
The Adviser, with respect to Active China ETF, has entered into an investment sub-advisory agreement with JPMorgan Asset Management (Asia Pacific) Limited (“JPMAM (AP)”), an indirect, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“Sub-Advisory Agreement”). For its services as sub-adviser, JPMAM (AP) receives a portion of the fees payable to the Adviser.
Pursuant to the Sub-Advisory Agreement, JPMAM (AP) is responsible for the day-to-day investment decisions of Active China ETF. JPMIM has obtained a “managers of managers” exemptive order from the SEC, as expanded by subsequent SEC staff no-action relief (the “Exemptive Order”), upon which Active China ETF may rely, which grants exemptions from certain provisions of the 1940 Act. Pursuant to the Exemptive Order, JPMIM is permitted, subject to supervision and approval of the Board, to enter into and materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without such agreements being approved by the shareholders of Active China ETF. Accordingly, Active China ETF and JPMIM may hire, terminate, or replace affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.
Active China ETF has selected JPMAM (AP) to manage all of Active China ETF’s assets. Shareholders will be notified of any changes in sub-advisers. Shareholders of Active China ETF have the right to terminate a sub-advisory agreement for Active China ETF at any time by a vote of the majority of the outstanding voting securities of Active China ETF. The Exemptive Order also permits Active China ETF to disclose to shareholders the management fees only in the aggregate.
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished

74	J.P. Morgan Exchange-Traded Funds	April 30, 2024

through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active China ETF	$1,553,012	$1,759,447
ActiveBuilders Emerging Markets Equity ETF	288,103,468	277,846,068
Global Select Equity ETF	758,927,576	702,746,099
Healthcare Leaders ETF	12,206,397	2,809,782
Hedged Equity Laddered Overlay ETF	55,455,488	68,530,628
International Growth ETF	24,003,735	28,251,396
International Value ETF	4,400,658	4,180,833
During the six months ended April 30, 2024, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
ActiveBuilders Emerging Markets Equity ETF	$32,972,355	$25,934,369
Global Select Equity ETF	1,840,154,502	114,544,773
Healthcare Leaders ETF	—	4,181,328
Hedged Equity Laddered Overlay ETF	465,875,995	16,608,822

April 30, 2024	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
	In-Kind Purchases	In-Kind Sales
International Growth ETF	$4,097,979	$11,127,231
During the six months ended April 30, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active China ETF	$11,650,335	$416,031	$1,342,416	$(926,385)
ActiveBuilders Emerging Markets Equity ETF	1,001,571,886	103,811,544	88,007,387	15,804,157
Global Select Equity ETF	2,702,080,185	163,074,906	42,590,134	120,484,772
Healthcare Leaders ETF	6,188,985	953,906	168,574	785,332
Hedged Equity Laddered Overlay ETF	501,627,447	35,543,708	8,608,075	26,935,633
International Growth ETF	76,168,197	13,111,460	2,920,172	10,191,288
International Value ETF	12,202,870	1,439,404	244,385	1,195,019
At October 31, 2023, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active China ETF	$236,737	$—
ActiveBuilders Emerging Markets Equity ETF	80,921,269	49,650,872
Global Select Equity ETF	1,001,211	—
Hedged Equity Laddered Overlay ETF	147,186	—
International Growth ETF	8,005,243	6,587,616
International Value ETF	52,875	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for Active China ETF, Global Select Equity ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF (for negotiated redemptions only), International Growth ETF and International Value ETF, and plus at least 110% for ActiveBuilders Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each

76	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of April 30, 2024, the Funds had no borrowings outstanding from another fund, or loans outstanding to another fund. Average borrowings from the Facility during the six months ended April 30, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
ActiveBuilders Emerging Markets Equity ETF	$6,932,057	6.06%	3	$3,501
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds, excluding JPMorgan Global Select Equity ETF, Hedged Equity Laddered Overlay ETF, Healthcare Leaders ETF and International Value ETF, (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
ActiveBuilders Emerging Markets Equity ETF	59.7%
Global Select Equity ETF	58.4
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
As of April 30, 2024, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active China ETF	77%
Healthcare Leaders ETF	40
International Value ETF	80
Significant shareholder transactions by the Adviser may impact the Funds' performance.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as Active China ETF). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of Active China ETF’s associated portfolio holdings would likely fall, causing substantial investment losses.
As of April 30, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Active China ETF	ActiveBuilders Emerging Markets Equity ETF	International Growth ETF	International Value ETF
China	99.9%	26.7%	— %	— %
France	—	—	11.4	—
India	—	16.5	—	—
Japan	—	—	16.0	16.9
South Korea	—	13.1	—	—
Taiwan	—	17.8	—	—
As of April 30, 2024, a significant portion of the investments of the Funds consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement,

78	J.P. Morgan Exchange-Traded Funds	April 30, 2024

possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. ActiveBuilders Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the
Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	79

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Active China ETF
Actual *	$1,000.00	$1,037.40	$3.29	0.65%
Hypothetical *	1,000.00	1,021.63	3.27	0.65
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Actual *	1,000.00	1,123.30	1.79	0.34
Hypothetical *	1,000.00	1,023.17	1.71	0.34
JPMorgan Global Select Equity ETF
Actual *	1,000.00	1,207.60	2.58	0.47
Hypothetical *	1,000.00	1,022.53	2.36	0.47
JPMorgan Healthcare Leaders ETF
Actual **	1,000.00	1,174.70	3.50	0.65
Hypothetical *	1,000.00	1,021.63	3.27	0.65
JPMorgan Hedged Equity Laddered Overlay ETF
Actual *	1,000.00	1,117.90	2.63	0.50
Hypothetical *	1,000.00	1,022.38	2.51	0.50
JPMorgan International Growth ETF
Actual *	1,000.00	1,179.70	2.98	0.55
Hypothetical *	1,000.00	1,022.13	2.77	0.55
JPMorgan International Value ETF
Actual *	1,000.00	1,185.80	2.93	0.54
Hypothetical *	1,000.00	1,022.18	2.72	0.54

*	Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/366
(to reflect the actual period). The Fund commenced operations on November 1, 2023.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	81

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT
(Unaudited)
JPMorgan Healthcare Leaders ETF
On February 7-9, 2023, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan Healthcare Leaders ETF (the “Fund”). The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel;
•  The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•  The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•  Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services to be provided by the Adviser under the Management Agreement;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Fund;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund under a “unitary fee structure.” The Trustees noted that the proposed unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund

82	J.P. Morgan Exchange-Traded Funds	April 30, 2024

is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for management styles substantially similar to that of the Fund. The Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fee
The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was fair and reasonable.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	83

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-ACT-ETF-424

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Climate Change Solutions ETF	TEMP	NYSE Arca, Inc.
JPMorgan Sustainable Infrastructure ETF	BLLD	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2024	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2024 (Unaudited)
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period. However, prices for developed market equities fell in April 2024, while emerging markets equity rose slightly.
By the start of November 2023, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,100 and 5,200 points in March 2024.
The S&P 500 Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in early 2024, and the remaining five companies accounted for 74% of the S&P 500 Index’s return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed. Equity prices in China recovered somewhat as the government adopted new economic stimulus measures to counter slower consumer spending and long-standing weakness in the country’s property sector.
For the six months ended April 30, 2024, the S&P 500 Index returned 20.98%, the MSCI World Index returned 20.29%, MSCI EAFE Index returned 18.63% and the MSCI Emerging Markets Index returned 15.40%.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Climate Change Solutions ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	26.40%
Market Price **	26.75%
MSCI ACWI Index (net total return)	19.77%
Net Assets as of 4/30/2024	$23,519,624
Fund Ticker	TEMP
INVESTMENT OBJECTIVE ***
The JPMorgan Climate Change Solutions ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions to address climate change.
INVESTMENT APPROACH
The Fund may invest primarily in common stocks that the adviser believes are currently, or in the process of, providing solutions to address climate change, or implementing business practices in response to climate change. The Fund uses a "thematic" investment approach that seeks to identify and invest in companies that are relevant to the investment theme of climate change solutions and selects companies within key sub-themes, including sustainable transportation, sustainable construction, sustainable food and water, renewable energy and electrification and recycling and re-use.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive absolute return and outperformed the MSCI ACWI Index (the “Index”).
The Fund’s security selection in the industrials and the information technology sectors was a leading contributor to absolute performance, while the Fund’s security selection in the consumer staples sector was the sole sector detractor from absolute performance.
Leading individual contributors to Fund performance included Trane Technologies PLC, Schneider Electric SE and Xylem Inc. Shares of Trane Technologies, an Irish heating, ventilation and air conditioning equipment provider, rose after the company reported better-than-expected earnings for the first quarter of 2024 and raised its forecast for the year ahead. Schneider Electric, a French electrical components and equipment manufacturer, rose after the company reported better-than-expected earnings during the period. Shares of Xylem, a manufacturer of industrial machinery and components used in water treatment and other infrastructure projects, rose amid consecutive quarters of better-than-expected earnings.
Leading individual detractors from Fund performance included Array Technologies Inc., SIG Group AG and Dassault Systemes
SE. Shares of Array Technologies, a manufacturer of electrical components for the solar energy industry, fell after the company lowered its 2024 earnings forecast. Shares of SIG Group, a Swiss packaging and materials manufacturer, fell as the company failed to meet investor expectations for growth. Shares of Dassault Systemes, a French software developer, fell after reporting weaker-than-expected results during the period.
Relative to the Index, the Fund’s security selection and overweight position in the industrials sector and its underweight position in the health care sector, where it had no holdings, were leading contributors to performance, while the Fund’s security selection in the information technology sector and its overweight position in the utilities sector were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
As a result of the adviser’s thematic investment approach, the Fund’s largest allocations during the period were to the industrials and utility sectors and the smallest allocations were to the consumer staples and consumer discretionary sectors. The Fund had no holdings in the health care, energy, communication services and financials sectors.
The Fund’s largest thematic allocations were to the renewable energy and electrification and the sustainable construction sub-themes, while its smallest allocations were to the recycling and re-use and the sustainable transportation sub-themes.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Trane Technologies plc	4.4%
2.	Prysmian SpA (Italy)	4.1
3.	Hitachi Ltd. (Japan)	4.1
4.	Quanta Services, Inc.	4.0
5.	Schneider Electric SE	4.0
6.	Xylem, Inc.	3.6
7.	Iberdrola SA (Spain)	3.4
8.	NextEra Energy, Inc.	3.2
9.	Keyence Corp. (Japan)	3.2
10.	Atlas Copco AB, Class A (Sweden)	3.1

April 30, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Climate Change Solutions ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $42.76 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $42.94.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
United States	49.3%
Japan	7.8
France	6.7
Switzerland	4.3
Germany	4.2
Italy	4.1
Sweden	4.0
Spain	3.4
Ireland	2.9
China	2.1
Netherlands	2.0
United Kingdom	1.5
Australia	1.5
Canada	1.4
Denmark	1.2
Taiwan	1.0
Others (each less than 1.0%)	2.2
Short-Term Investments	0.4

4	J.P. Morgan Exchange-Traded Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Climate Change Solutions ETF
Net Asset Value	December 13, 2021	26.40%	10.28%	(3.84)%
Market Price		26.75	10.41	(3.67)

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/13/21 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on December 13, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Climate Change Solutions ETF and the MSCI ACWI Index (net total return) from December 13, 2021 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Sustainable Infrastructure ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	9.38%
Market Price **	9.41%
MSCI ACWI Index (net total return)	19.77%
Net Assets as of 4/30/2024	$23,943,301
Fund Ticker	BLLD
INVESTMENT OBJECTIVE ***
The JPMorgan Sustainable Infrastructure ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
INVESTMENT APPROACH
The Fund may invest primarily in common stocks, real estate investment trusts and depositary receipts of companies that the adviser believes are facilitating access to essential goods and services, improved connectivity, social infrastructure, and environmental resilience, or are in the process of developing products or services to facilitate such access. The Fund uses a "thematic" investment approach that seeks to identify and invest in companies that are relevant to the investment theme of sustainable infrastructure and selects companies within key sub-themes, such as electricity infrastructure, renewables infrastructure, transport infrastructure, water infrastructure, digital infrastructure, sustainable logistics, medical infrastructure, and social housing and education infrastructure.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2024, the Fund generated a positive absolute return and underperformed the MSCI ACWI Index (the “Index”).
The Fund’s security selection in the real estate and industrials sectors was a leading contributor to absolute performance and no sectors detracted from absolute performance.
Leading individual contributors to Fund performance included Xylem Inc., Alexandria Real Estate Equities Inc. and Goodman Group. Shares of Xylem, a manufacturer of industrial machinery and components used in water treatment and other infrastructure projects, rose amid consecutive quarters of better-than-expected earnings. Shares of Alexandria Real Estate Equities, an office real estate investment trust, rose after the company reported better-than-expected results during the period. Shares of Goodman Group, an Australian industrial and office real estate company, rose after the company reported better-than-expected quarterly earnings and raised its earnings forecast for 2024.
Leading individual detractors from Fund performance included Americold Realty Trust Inc., American Tower Corp. and Elia Group SA. Shares of Americold Realty Trust, an industrial real estate investment trust specializing in temperature-controlled warehouses, fell after the company reported weaker-than-expected cash flow during the period. Shares of American Tower, a telecommunications infrastructure real estate investment trust, fell after the company reported lower-than-expected cash flow for the fourth quarter of 2024. Shares of Elia Group, a Belgian electric utility, fell after the company reported weaker-than-expected quarterly earnings and revenue during the period.
Relative to the Index, the Fund’s security selection in and overweight allocation to the utilities sector and its overweight allocation to the real estate sector were leading detractors from performance, while the Fund’s underweight allocation to the health care sector was a leading contributor to relative performance. The Fund has no holdings in the consumer staples sector, which also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
As a result of the adviser’s thematic investment process, the Fund’s largest allocations during the period were to the utilities and real estate sectors and the smallest allocations were to the consumer discretionary and financials sectors. The Fund has no allocations to the materials, energy and consumer staples sectors.
The Fund’s largest thematic allocations were related to environmental resilience, including the electricity infrastructure, water infrastructure and renewables infrastructure sub-themes. The Fund’s smallest thematic allocations were related to the social housing and education infrastructure and medical infrastructure sub-themes.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.61 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on The NASDAQ Stock Market® LLC. As of April 30, 2024, the closing price was $45.69.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Engie SA (France)	4.3%
2.	SSE plc (United Kingdom)	4.0
3.	National Grid plc (United Kingdom)	3.6
4.	E.ON SE (Germany)	3.4
5.	Digital Realty Trust, Inc.	3.4
6.	NARI Technology Co. Ltd., Class A (China)	3.3
7.	NextEra Energy, Inc.	3.2
8.	American Tower Corp.	3.1
9.	Union Pacific Corp.	3.1
10.	Xylem, Inc.	2.9

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
United States	43.2%
United Kingdom	15.7
France	9.0
Germany	6.0
China	5.0
Spain	4.0
Italy	3.7
Canada	2.7
Belgium	2.5
Japan	2.2
Brazil	1.8
Australia	1.4
Others (each less than 1.0%)	1.8
Short-Term Investments	1.0

April 30, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Sustainable Infrastructure ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Sustainable Infrastructure ETF
Net Asset Value	September 7, 2022	9.38%	(2.96)%	(1.64)%
Market Price		9.41	(3.06)	(1.54)

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/7/22 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Fund commenced operations on September 7, 2022.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Sustainable Infrastructure ETF and the MSCI ACWI Index (net total return) from September 7, 2022 to April 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

8	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Australia — 1.5%
Brambles Ltd.	36,130	339,898
Austria — 0.2%
ANDRITZ AG	865	47,215
Canada — 1.3%
West Fraser Timber Co. Ltd.	4,127	316,094
China — 2.0%
Contemporary Amperex Technology Co. Ltd., Class A	9,120	254,645
NARI Technology Co. Ltd., Class A	69,920	225,755
		480,400
Denmark — 1.2%
NKT A/S *	1,404	116,468
Orsted A/S * (a)	3,120	171,470
		287,938
Finland — 0.9%
UPM-Kymmene OYJ	6,102	213,845
France — 6.7%
Dassault Systemes SE	17,799	698,645
Neoen SA (a)	3,606	110,362
Nexans SA	3,750	399,363
SPIE SA	9,972	362,588
		1,570,958
Germany — 4.1%
Infineon Technologies AG	2,782	96,544
Mercedes-Benz Group AG	3,191	241,370
Siemens AG (Registered)	3,359	629,253
		967,167
Ireland — 2.9%
Kingspan Group plc	7,709	685,697
Italy — 4.1%
Prysmian SpA	17,797	965,636
Japan — 7.8%
Hitachi Ltd.	10,300	950,285
Keyence Corp.	1,700	747,609
Kurita Water Industries Ltd.	3,200	126,733
		1,824,627
Netherlands — 2.0%
Arcadis NV	7,663	473,259
South Africa — 0.6%
Scatec ASA * (a)	18,240	133,118
INVESTMENTS	SHARES	VALUE($)

South Korea — 0.5%
Samsung SDI Co. Ltd.	350	108,314
Spain — 3.4%
Iberdrola SA	65,239	799,933
Sweden — 4.0%
Atlas Copco AB, Class A	41,005	718,247
Volvo AB, Class B	8,788	223,683
		941,930
Switzerland — 4.2%
ABB Ltd. (Registered)	13,944	677,517
DSM-Firmenich AG	815	91,406
SIG Group AG	5,460	109,109
Sika AG (Registered)	397	112,932
		990,964
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,714	235,401
United Kingdom — 1.5%
Spirax-Sarco Engineering plc	383	42,144
SSE plc	14,580	303,066
		345,210
United States — 48.8%
AGCO Corp.	2,020	230,664
Autodesk, Inc. *	1,903	405,054
Carrier Global Corp.	9,557	587,660
CNH Industrial NV	24,078	274,489
Cognex Corp.	2,863	118,929
Deere & Co.	1,204	471,258
Eaton Corp. plc	389	123,803
Enphase Energy, Inc. *	1,080	117,461
First Solar, Inc. *	1,459	257,222
Hubbell, Inc.	1,312	486,122
Linde plc	1,288	567,956
NextEra Energy, Inc.	11,235	752,408
NVIDIA Corp.	347	299,815
ON Semiconductor Corp. *	1,100	77,176
Owens Corning	742	124,812
Quanta Services, Inc.	3,645	942,451
Rayonier, Inc., REIT	8,551	253,623
Schneider Electric SE	4,033	919,578
TE Connectivity Ltd.	1,560	220,709
Tetra Tech, Inc.	3,610	702,939
Trane Technologies plc	3,196	1,014,219
Trex Co., Inc. *	5,418	479,764
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Trimble, Inc. *	792	47,575
Veralto Corp.	5,461	511,586
Watts Water Technologies, Inc., Class A	287	56,958
Weyerhaeuser Co., REIT	20,063	605,301
Xylem, Inc.	6,385	834,519
		11,484,051
Total Common Stocks (Cost $20,692,542)		23,211,655
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (b) (c)(Cost $94,397)	94,358	94,377
Total Investments — 99.1% (Cost $20,786,939)		23,306,032
Other Assets Less Liabilities — 0.9%		213,592
NET ASSETS — 100.0%		23,519,624

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	17.9%
Machinery	13.0
Building Products	12.4
Electric Utilities	8.7
Commercial Services & Supplies	8.2
Industrial Conglomerates	6.8
Electronic Equipment, Instruments & Components	5.3
Software	4.7
Semiconductors & Semiconductor Equipment	4.7
Construction & Engineering	4.0
Specialized REITs	3.7
Chemicals	3.3
Paper & Forest Products	2.3
Professional Services	2.0
Independent Power and Renewable Electricity Producers	1.1
Automobiles	1.0
Containers & Packaging	0.5
Short-Term Investments	0.4
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Australia — 1.4%
Goodman Group, REIT	6,096	123,137
NEXTDC Ltd. *	10,869	115,380
Ramsay Health Care Ltd.	2,849	95,499
		334,016
Belgium — 2.5%
Elia Group SA/NV	3,602	346,806
Warehouses De Pauw CVA, REIT	9,391	248,339
		595,145
Brazil — 1.8%
Transmissora Alianca de Energia Eletrica S/A	63,726	432,482
Canada — 2.6%
Canadian National Railway Co.	5,221	634,038
China — 5.0%
China Longyuan Power Group Corp. Ltd., Class H	408,000	285,817
Contemporary Amperex Technology Co. Ltd., Class A	4,020	112,245
NARI Technology Co. Ltd., Class A	247,140	797,957
		1,196,019
Denmark — 0.2%
Orsted A/S * (a)	1,095	60,179
France — 8.9%
Engie SA *	59,340	1,030,179
Getlink SE	29,740	506,285
Neoen SA (a)	3,434	105,098
Veolia Environnement SA	15,901	494,325
		2,135,887
Germany — 6.0%
E.ON SE	61,533	814,818
Vonovia SE	21,274	614,734
		1,429,552
Italy — 3.7%
Enel SpA	44,040	289,450
Infrastrutture Wireless Italiane SpA (a)	21,159	226,760
Terna - Rete Elettrica Nazionale	46,553	372,978
		889,188
Japan — 2.2%
Kurita Water Industries Ltd.	4,700	186,139
Kyushu Railway Co.	15,600	335,649
		521,788
Portugal — 0.4%
EDP - Energias de Portugal SA *	24,857	93,342
INVESTMENTS	SHARES	VALUE($)

Singapore — 0.7%
Parkway Life, REIT	60,500	158,808
South Korea — 0.4%
Samsung SDI Co. Ltd.	294	90,984
Spain — 4.0%
Cellnex Telecom SA (a)	10,832	358,048
Corp. ACCIONA Energias Renovables SA	4,759	96,643
EDP Renovaveis SA	14,557	199,288
Iberdrola SA	25,007	306,625
		960,604
United Kingdom — 15.6%
Assura plc, REIT	829,553	424,707
Grainger plc	76,831	246,251
LondonMetric Property plc, REIT	189,586	462,763
National Grid plc	65,672	861,430
Severn Trent plc	7,860	242,279
SSE plc	45,418	944,077
UNITE Group plc (The), REIT	26,614	307,672
United Utilities Group plc	18,952	247,043
		3,736,222
United States — 43.0%
Alexandria Real Estate Equities, Inc., REIT	3,164	366,613
American Tower Corp., REIT	4,279	734,105
Americold Realty Trust, Inc., REIT	23,870	524,424
CMS Energy Corp.	9,603	582,038
Crown Castle, Inc., REIT	567	53,173
Digital Realty Trust, Inc., REIT	5,832	809,365
Equinix, Inc., REIT	373	265,244
Ferrovial SE	10,027	360,625
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	10,763	269,183
HCA Healthcare, Inc.	945	292,780
Healthpeak Properties, Inc., REIT	22,421	417,255
Itron, Inc. *	2,153	198,334
NextEra Energy, Inc.	11,335	759,105
PG&E Corp.	24,248	414,883
Prologis, Inc., REIT	1,766	180,220
Public Service Enterprise Group, Inc.	3,996	276,044
Rexford Industrial Realty, Inc., REIT	2,361	101,074
Sabra Health Care REIT, Inc., REIT	37,352	519,940
SBA Communications Corp., REIT	1,100	204,732
Union Pacific Corp.	3,089	732,587
Ventas, Inc., REIT	11,098	491,419
Welltower, Inc., REIT	7,165	682,681
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	11,721	353,623
Xylem, Inc.	5,362	700,813
		10,290,260
Total Common Stocks (Cost $22,989,334)		23,558,514
	NO. OF RIGHTS
Rights — 0.0% ^
Australia — 0.0% ^
NEXTDC Ltd., expiring 5/2/2024*(Cost $—)	1,811	1,158
	SHARES
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (b) (c)(Cost $231,260)	231,206	231,253
Total Investments — 99.4% (Cost $23,220,594)		23,790,925
Other Assets Less Liabilities — 0.6%		152,376
NET ASSETS — 100.0%		23,943,301

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Multi-Utilities	17.1%
Electric Utilities	16.9
Health Care REITs	11.3
Specialized REITs	10.2
Ground Transportation	7.2
Industrial REITs	5.0
Electrical Equipment	3.8
Machinery	3.7
Real Estate Management & Development	3.6
Independent Power and Renewable Electricity Producers	2.9
Diversified Telecommunication Services	2.5
Transportation Infrastructure	2.1
Water Utilities	2.1
Diversified REITs	1.9
Health Care Providers & Services	1.6
Office REITs	1.5
Construction & Engineering	1.5
Residential REITs	1.3
Electronic Equipment, Instruments & Components	1.2
Mortgage Real Estate Investment Trusts (REITs)	1.1
IT Services	0.5
Short-Term Investments	1.0
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)

	JPMorgan Climate Change Solutions ETF	JPMorgan Sustainable Infrastructure ETF
ASSETS:
Investments in non-affiliates, at value	$23,211,655	$23,559,672
Investments in affiliates, at value	94,377	231,253
Cash	178,176	132,621
Foreign currency, at value	4,678	4,404
Receivables:
Dividends from non-affiliates	17,687	15,262
Dividends from affiliates	14	34
Tax reclaims	22,473	9,708
Total Assets	23,529,060	23,952,954
LIABILITIES:
Accrued liabilities:
Management fees (See Note 3.A.)	9,436	9,653
Total Liabilities	9,436	9,653
Net Assets	$23,519,624	$23,943,301
NET ASSETS:
Paid-in-Capital	$26,388,065	$24,627,196
Total distributable earnings (loss)	(2,868,441)	(683,895)
Total Net Assets	$23,519,624	$23,943,301
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	550,000	525,000
Net asset value, per share	$42.76	$45.61
Cost of investments in non-affiliates	$20,692,542	$22,989,334
Cost of investments in affiliates	94,397	231,260
Cost of foreign currency	4,675	4,441
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	13

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)

	JPMorgan Climate Change Solutions ETF	JPMorgan Sustainable Infrastructure ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$2	$2
Interest income from affiliates	1,664	586
Dividend income from non-affiliates	141,312	287,097
Dividend income from affiliates	1,957	6,621
Non-cash dividend income from non-affiliates	18,309	—
Foreign taxes withheld (net)	(12,527)	(15,703)
Total investment income	150,717	278,603
EXPENSES:
Management fees (See Note 3.A.)	54,071	59,542
Total expenses	54,071	59,542
Net investment income (loss)	96,646	219,061
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(218,253)	(57,068)
Investments in affiliates	32	20
Foreign currency transactions	(5,243)	(3,256)
Net realized gain (loss)	(223,464)	(60,304)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,082,499	1,953,272
Investments in affiliates	(40)	(59)
Foreign currency translations	1,176	(41)
Change in net unrealized appreciation/depreciation	5,083,635	1,953,172
Net realized/unrealized gains (losses)	4,860,171	1,892,868
Change in net assets resulting from operations	$4,956,817	$2,111,929
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Climate Change Solutions ETF		JPMorgan Sustainable Infrastructure ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$96,646	$240,022	$219,061	$323,751
Net realized gain (loss)	(223,464)	(2,097,113)	(60,304)	(1,276,519)
Change in net unrealized appreciation/depreciation	5,083,635	1,330,155	1,953,172	(385,984)
Change in net assets resulting from operations	4,956,817	(526,936)	2,111,929	(1,338,752)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(249,706)	(221,237)	(421,749)	(76,216)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	—	—	14,003,003
NET ASSETS:
Change in net assets	4,707,111	(748,173)	1,690,180	12,588,035
Beginning of period	18,812,513	19,560,686	22,253,121	9,665,086
End of period	$23,519,624	$18,812,513	$23,943,301	$22,253,121
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$—	$—	$14,003,003
Total change in net assets resulting from capital transactions	$—	$—	$—	$14,003,003
SHARE TRANSACTIONS:
Issued	—	—	—	300,000
Net increase in shares from transactions	—	—	—	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Climate Change Solutions ETF
Six Months Ended April 30, 2024 (Unaudited)	$34.20	$0.18	$8.83	$9.01	$(0.45)
Year Ended October 31, 2023	35.56	0.44	(1.40)	(0.96)	(0.40)
December 13, 2021 (f) through October 31, 2022	48.00	0.43	(12.84)	(12.41)	(0.03)
JPMorgan Sustainable Infrastructure ETF
Six Months Ended April 30, 2024 (Unaudited)	42.39	0.42	3.60	4.02	(0.80)
Year Ended October 31, 2023	42.96	0.97	(1.20)	(0.23)	(0.34)
September 7, 2022 (f) through October 31, 2022	48.00	0.04	(5.08)	(5.04)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$42.76	$42.94	26.44%	26.75%	$23,519,624	0.49%	0.87%	25%
34.20	34.26	(2.80)	(3.04)	18,812,513	0.49	1.12	43
35.56	35.71	(25.87)	(25.56)(g)	19,560,686	0.49	1.26	32

45.61	45.69	9.38	9.41	23,943,301	0.49	1.80	26
42.39	42.45	(0.59)	(0.68)	22,253,121	0.49	2.11	75
42.96	43.06	(10.50)	(10.29)(g)	9,665,086	0.49	0.64	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Climate Change Solutions ETF	Non-Diversified
JPMorgan Sustainable Infrastructure ETF	Non-Diversified
The investment objective of JPMorgan Climate Change Solutions ETF (“Climate Change Solutions ETF”) is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions to address climate change.
The investment objective of JPMorgan Sustainable Infrastructure ETF ("Sustainable Infrastructure ETF") is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Climate Change Solutions ETF	NYSE Arca, Inc.
Sustainable Infrastructure ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. A cash amount may be substituted if a Fund has sizable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2024

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Climate Change Solutions ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$339,898	$—	$339,898
Austria	—	47,215	—	47,215
Canada	316,094	—	—	316,094
China	—	480,400	—	480,400
Denmark	—	287,938	—	287,938
Finland	—	213,845	—	213,845
France	—	1,570,958	—	1,570,958
Germany	—	967,167	—	967,167
Ireland	—	685,697	—	685,697
Italy	—	965,636	—	965,636
Japan	—	1,824,627	—	1,824,627
Netherlands	—	473,259	—	473,259
South Africa	—	133,118	—	133,118
South Korea	—	108,314	—	108,314
Spain	—	799,933	—	799,933
Sweden	—	941,930	—	941,930
Switzerland	—	990,964	—	990,964
Taiwan	235,401	—	—	235,401
United Kingdom	—	345,210	—	345,210
United States	10,564,473	919,578	—	11,484,051
Total Common Stocks	11,115,968	12,095,687	—	23,211,655
Short-Term Investments
Investment Companies	94,377	—	—	94,377

April 30, 2024	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Climate Change Solutions ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$11,210,345	$12,095,687	$—	$23,306,032

Sustainable Infrastructure ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$334,016	$—	$334,016
Belgium	—	595,145	—	595,145
Brazil	432,482	—	—	432,482
Canada	634,038	—	—	634,038
China	—	1,196,019	—	1,196,019
Denmark	—	60,179	—	60,179
France	—	2,135,887	—	2,135,887
Germany	—	1,429,552	—	1,429,552
Italy	—	889,188	—	889,188
Japan	—	521,788	—	521,788
Portugal	—	93,342	—	93,342
Singapore	—	158,808	—	158,808
South Korea	—	90,984	—	90,984
Spain	—	960,604	—	960,604
United Kingdom	246,251	3,489,971	—	3,736,222
United States	9,929,635	360,625	—	10,290,260
Total Common Stocks	11,242,406	12,316,108	—	23,558,514
Rights	—	1,158	—	1,158
Short-Term Investments
Investment Companies	231,253	—	—	231,253
Total Investments in Securities	$11,473,659	$12,317,266	$—	$23,790,925
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended April 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Climate Change Solutions ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$195,583	$81,553	$182,751	$32	$(40)	$94,377	94,358	$1,957	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

Sustainable Infrastructure ETF
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$522,146	$2,005,812	$2,296,666	$20	$(59)	$231,253	231,206	$6,621	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

April 30, 2024	J.P. Morgan Exchange-Traded Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
H. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Climate Change Solutions ETF	0.49%
Sustainable Infrastructure ETF	0.49
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2024

C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Climate Change Solutions ETF	$5,481,423	$5,456,205
Sustainable Infrastructure ETF	6,205,175	6,168,903
During the six months ended April 30, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Climate Change Solutions ETF	$20,786,939	$3,451,116	$932,023	$2,519,093
Sustainable Infrastructure ETF	23,220,594	1,626,350	1,056,019	570,331
At October 31, 2023, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Climate Change Solutions ETF	$3,953,712	$1,266,146
Sustainable Infrastructure ETF	966,654	294,709
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended April 30, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2024

As of April 30, 2024, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Climate Change Solutions ETF	82%
Sustainable Infrastructure ETF	36
Climate Change Solutions ETF’s investment strategy may result in the Climate Change Solutions ETF investing in securities or industry sectors that underperform the market. The Climate Change Solutions ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address climate change and benefit from growing demand for such solutions will result in exposure to certain market segments including transportation, construction, food and water, renewable energy and electrification and recycling and reuse. Climate Change Solutions ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. Climate Change Solutions ETF is particularly exposed to, and may be negatively impacted by changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. Companies involved in renewable energy and electrification also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of climate change, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of climate change. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. The Adviser may consider certain factors related to climate change that may cause it to perform differently compared to funds that do not have such considerations. The consideration of these factors may result in the Climate Change Solutions ETF forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for climate change reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies identified by the Adviser do not operate as expected when addressing climate changes issues. There are significant differences in interpretations of what it means for a company to have solutions that address climate change.
Sustainable Infrastructure ETF’s investment strategy and the Adviser’s determinations of what is considered sustainable infrastructure may result in Sustainable Infrastructure ETF investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. Sustainable Infrastructure ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address sustainable infrastructure and benefit from growing demand for such solutions will result in exposure to certain market segments, including certain types of utilities, electricity, renewables, transportation, water, digital, sustainable logistics, and medical. Such focus may result in Sustainable Infrastructure ETF’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainability reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing sustainability issues. Sustainable Infrastructure ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the Adviser considers in evaluating sustainable infrastructure may change over time. There may also be differences in interpretations of what it means for a company to “facilitate a sustainable and inclusive economy.” The portfolio decisions that the Adviser makes may differ with other investors’ or investment managers’ views. Sustainable Infrastructure ETF is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions, government regulation of medical facilities, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in electrical and water engineering and advancements in technology, including digital technology and changes in governmental policies relating to infrastructure, may affect investments in infrastructure which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, transportation, and digital infrastructure.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2024, the following Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Sustainable Infrastructure ETF
United Kingdom	15.7%
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Funds each invest a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2024

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Climate Change Solutions ETF
Actual	$1,000.00	$1,264.40	$2.76	0.49%
Hypothetical	1,000.00	1,022.43	2.46	0.49
JPMorgan Sustainable Infrastructure ETF
Actual	1,000.00	1,093.80	2.55	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

*	Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

April 30, 2024	J.P. Morgan Exchange-Traded Funds	27

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2024

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-SUS-ETF-424

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2024 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan International Research Enhanced Equity ETF	JIRE	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Research Enhanced Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	18.19%
Market Price **	17.98%
MSCI EAFE Index (net total return)	18.63%
Net Assets as of 4/30/2024	$6,040,459,200
Fund Ticker	JIRE
INVESTMENT OBJECTIVE***
The JPMorgan International Research Enhanced Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in foreign companies and may modestly overweight equity securities that the adviser considers undervalued, while modestly underweighting or not holding equity securities that appear overvalued. The Fund seeks to outperform the MSCI Europe, Australasia, Far East (EAFE) Index (net total return) (the “Benchmark”) over time, while maintaining similar risk characteristics, including sector and geographic risks.
HOW DID MARKETS PERFORM?
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six months. However, prices for developed market equities fell in April 2024, while prices for emerging markets equities rose slightly.
By the start of November 2023, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,200 points in late March 2024.
The Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in 2024 and the remaining five companies accounted for 74% of the Index’ return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed other countries. Equity prices in China recovered somewhat as the government adopted new economic stimulus measures to counter slower consumer spending and long-standing weakness in the country’s property sector.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund underperformed the Benchmark for the six months ended April 30, 2024.
By sector, the Fund’s security selection in the consumer staples sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the pharmaceuticals/medical technology sector and the technology - semiconductors & hardware sector was a leading contributor to relative performance.
By region, the Fund’s overweight allocation to the Pacific, excluding Japan, was a modest detractor from performance

2	J.P. Morgan Exchange-Traded Funds	April 30, 2024

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $60.75 as of April 30, 2024.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of April 30, 2024, the closing price was $60.85.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
relative to the Benchmark, while the Fund’s security selection in Europe and Japan was a leading contributor to relative performance.
Due to the Fund holding a relatively large number of securities during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.
HOW WAS THE FUND POSITIONED?
Using the fundamental equity insights generated by analysts, the Fund’s adviser took overweight positions in securities included within the universe of the Benchmark that it considered undervalued, while underweighting or not holding securities in the Benchmark that the adviser considered overvalued.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	3.1%
2.	ASML Holding NV (Netherlands)	2.6
3.	Nestle SA (Registered)	2.3
4.	Shell plc	2.0
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.0
6.	AstraZeneca plc (United Kingdom)	1.9
7.	Toyota Motor Corp. (Japan)	1.6
8.	Roche Holding AG	1.5
9.	BP plc	1.4
10.	Allianz SE (Registered) (Germany)	1.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	22.4%
France	12.7
United Kingdom	11.9
United States	11.1
Germany	7.8
Australia	6.1
Netherlands	4.8
Switzerland	4.7
Denmark	3.6
Sweden	2.4
Spain	2.0
Hong Kong	1.4
Italy	1.3
Singapore	1.1
Others (each less than 1.0%)	2.7
Short-Term Investments	4.0

April 30, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Research Enhanced Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Research Enhanced Equity ETF
Net Asset Value	October 28, 1992**	18.19%	9.91%	6.56%	4.51%
Market Price		17.98	10.07	6.60	4.53

*	Not annualized.
**	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on June 10, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 1, 2017. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is October 28, 1992.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on June 13, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the MSCI EAFE Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE (Europe, Australasia, Far East) Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

4	J.P. Morgan Exchange-Traded Funds	April 30, 2024

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
Australia — 6.2%
ANZ Group Holdings Ltd.	869,547	15,690,044
Aurizon Holdings Ltd.	996,880	2,448,588
BHP Group Ltd.	2,094,893	57,454,779
Brambles Ltd.	591,290	5,562,651
Commonwealth Bank of Australia	410,638	30,087,253
Dexus, REIT	819,609	3,722,838
Glencore plc	883,319	5,139,648
Goodman Group, REIT	1,460,435	29,500,249
GPT Group (The), REIT	1,423,513	3,828,442
Insurance Australia Group Ltd.	2,287,809	9,478,340
Macquarie Group Ltd.	138,636	16,600,069
Medibank Pvt Ltd.	4,067,874	9,322,999
Mirvac Group, REIT	4,630,509	6,067,214
National Australia Bank Ltd.	998,438	21,643,671
QBE Insurance Group Ltd.	1,480,517	16,935,587
Rio Tinto Ltd.	612,115	50,942,866
Rio Tinto plc	324,665	21,967,087
Santos Ltd.	3,265,312	16,024,087
Wesfarmers Ltd.	267,725	11,469,131
Westpac Banking Corp.	1,044,587	17,346,771
Woodside Energy Group Ltd.	245,737	4,402,872
Woolworths Group Ltd.	959,442	19,684,987
		375,320,173
Austria — 0.2%
Erste Group Bank AG	272,153	12,691,881
Belgium — 0.5%
Anheuser-Busch InBev SA	230,380	13,770,686
KBC Group NV	223,153	16,576,734
		30,347,420
China — 0.5%
BOC Hong Kong Holdings Ltd.	3,677,000	11,270,348
Prosus NV	650,668	21,771,319
		33,041,667
Denmark — 3.7%
Carlsberg A/S, Class B	220,212	29,621,347
Novo Nordisk A/S, Class B	1,490,072	191,090,276
		220,711,623
Finland — 0.8%
Nokia OYJ	1,253,151	4,555,645
Nordea Bank Abp	3,687,523	42,864,617
		47,420,262
INVESTMENTS	SHARES	VALUE($)

France — 12.9%
Air Liquide SA	381,306	74,575,300
Airbus SE	250,863	41,281,454
AXA SA (a)	276,998	9,570,721
BNP Paribas SA	710,808	51,151,062
Capgemini SE	255,357	53,671,208
Cie Generale des Etablissements Michelin SCA	633,171	24,325,574
Dassault Systemes SE	304,762	11,962,495
Engie SA * (a)	2,812,279	48,822,897
Kering SA	28,139	9,861,851
Legrand SA	477,944	49,116,675
L'Oreal SA	71,039	33,306,858
LVMH Moet Hennessy Louis Vuitton SE	148,865	122,283,120
Orange SA	2,385,991	26,556,757
Pernod Ricard SA	189,438	28,650,996
Safran SA	269,162	58,362,940
Societe Generale SA	1,100,251	29,646,317
TotalEnergies SE	593,410	43,080,808
Vinci SA (a)	519,364	60,857,026
		777,084,059
Germany — 7.9%
adidas AG	77,873	18,766,076
Allianz SE (Registered)	299,055	84,867,289
BASF SE	67,331	3,527,912
Bayer AG (Registered)	269,015	7,847,348
Brenntag SE	84,727	6,761,503
Deutsche Post AG	811,263	33,967,527
Deutsche Telekom AG (Registered)	2,090,668	47,887,934
E.ON SE	1,415,890	18,749,175
Infineon Technologies AG	1,195,269	41,479,449
Mercedes-Benz Group AG	148,914	11,263,985
Merck KGaA	50,396	8,008,006
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	88,321	38,844,328
RWE AG	807,889	28,143,233
SAP SE	376,131	67,916,865
Siemens AG (Registered)	273,401	51,217,185
Symrise AG	28,389	3,043,062
Zalando SE * (b)	242,855	6,354,364
		478,645,241
Hong Kong — 1.5%
AIA Group Ltd.	4,407,800	32,284,305
CK Asset Holdings Ltd.	1,616,844	6,896,771
CLP Holdings Ltd.	350,000	2,753,122
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	492,700	15,655,260
Link, REIT	632,800	2,711,418
Prudential plc	1,476,809	12,844,325
Sun Hung Kai Properties Ltd.	684,000	6,309,873
Techtronic Industries Co. Ltd.	621,000	8,581,787
		88,036,861
Ireland — 0.5%
Kingspan Group plc	360,397	32,056,431
Italy — 1.3%
Enel SpA	1,073,163	7,053,298
FinecoBank Banca Fineco SpA	1,636,891	25,076,790
UniCredit SpA	1,305,507	47,917,803
		80,047,891
Japan — 22.7%
AGC, Inc.	199,500	7,376,362
Ajinomoto Co., Inc.	742,600	27,610,962
Asahi Group Holdings Ltd.	737,700	25,235,967
Asahi Kasei Corp.	1,115,700	7,778,811
Bridgestone Corp.	715,000	31,550,813
Central Japan Railway Co.	1,138,000	26,023,767
Daiichi Sankyo Co. Ltd.	1,306,100	43,960,337
Daikin Industries Ltd.	175,783	23,992,856
Daiwa House Industry Co. Ltd.	299,900	8,438,860
Denso Corp.	1,722,100	29,349,962
Dentsu Group, Inc.	827,200	22,378,392
Fuji Electric Co. Ltd.	167,000	10,388,057
Hitachi Ltd.	658,100	60,716,764
Honda Motor Co. Ltd.	522,716	5,947,244
Hoya Corp.	322,300	37,367,406
ITOCHU Corp.	1,026,200	46,296,779
Keyence Corp.	112,500	49,474,109
Komatsu Ltd.	100,300	2,994,572
Konami Group Corp.	239,600	14,456,822
Kyowa Kirin Co. Ltd.	947,800	15,917,215
Mitsubishi Corp.	2,559,900	58,543,842
Mitsubishi UFJ Financial Group, Inc.	2,300,050	22,911,618
Mitsui Fudosan Co. Ltd.	3,450,700	35,117,991
Murata Manufacturing Co. Ltd.	1,562,800	28,555,752
NIDEC Corp.	101,500	4,753,536
Nintendo Co. Ltd.	240,900	11,748,453
Nippon Paint Holdings Co. Ltd.	477,700	3,057,766
Nippon Steel Corp.	187,800	4,210,274
Nippon Telegraph & Telephone Corp.	29,885,400	32,266,143
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Nomura Research Institute Ltd.	567,500	13,732,307
ORIX Corp.	1,217,200	24,910,505
Osaka Gas Co. Ltd.	481,400	10,704,356
Otsuka Corp.	1,020,800	20,301,799
Pan Pacific International Holdings Corp.	282,500	6,634,803
Recruit Holdings Co. Ltd.	420,100	18,092,598
Renesas Electronics Corp.	824,800	13,391,248
Shimadzu Corp.	250,100	6,794,733
Shimano, Inc.	92,900	15,097,459
Shin-Etsu Chemical Co. Ltd.	1,313,300	50,836,451
Shionogi & Co. Ltd.	442,200	20,651,081
Shiseido Co. Ltd.	138,900	3,718,111
SoftBank Group Corp.	163,500	8,041,028
Sony Group Corp.	625,815	51,724,467
Sumitomo Electric Industries Ltd.	1,691,100	26,138,182
Sumitomo Metal Mining Co. Ltd.	539,300	18,017,281
Sumitomo Mitsui Financial Group, Inc.	992,500	56,377,785
Suzuki Motor Corp.	2,633,000	30,663,353
T&D Holdings, Inc.	1,529,400	24,955,728
Takeda Pharmaceutical Co. Ltd.	135,200	3,553,336
Terumo Corp.	1,926,000	32,672,917
Tokio Marine Holdings, Inc.	1,488,500	47,046,120
Tokyo Electron Ltd.	281,500	61,745,875
Toyota Motor Corp.	4,213,000	96,092,614
Yamato Holdings Co. Ltd.	910,100	12,019,404
		1,372,334,973
Macau — 0.1%
Sands China Ltd. *	2,284,400	5,388,091
Netherlands — 4.8%
Adyen NV * (b)	8,919	10,684,957
ASML Holding NV	182,854	159,268,109
Heineken NV	126,756	12,335,844
Koninklijke Ahold Delhaize NV	539,610	16,379,417
Koninklijke KPN NV	8,388,160	30,483,678
NN Group NV	823,589	37,992,890
Wolters Kluwer NV	166,087	24,864,288
		292,009,183
Singapore — 1.1%
DBS Group Holdings Ltd.	1,457,031	37,092,233
Oversea-Chinese Banking Corp. Ltd.	734,400	7,624,228
Sea Ltd., ADR *	129,327	8,172,173
United Overseas Bank Ltd.	626,700	13,906,977
		66,795,611
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 0.1%
Delivery Hero SE * (a) (b)	120,314	3,366,090
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	1,487,940	16,090,538
Banco Santander SA	11,903,742	57,919,228
Iberdrola SA	1,531,411	18,777,514
Industria de Diseno Textil SA (a)	677,645	30,853,807
		123,641,087
Sweden — 2.5%
Atlas Copco AB, Class A	3,866,172	67,720,209
Sandvik AB	909,333	18,126,225
Skandinaviska Enskilda Banken AB, Class A	463,111	6,065,100
Volvo AB, Class B	2,278,315	57,990,378
		149,901,912
Switzerland — 4.8%
Cie Financiere Richemont SA (Registered)	271,464	37,523,662
Givaudan SA (Registered)	1,974	8,442,346
Julius Baer Group Ltd.	172,582	9,260,468
Lonza Group AG (Registered)	91,186	50,334,095
Novartis AG (Registered)	737,708	71,600,134
Sandoz Group AG *	721,679	24,527,650
SGS SA (Registered)	254,495	22,409,722
Sika AG (Registered)	26,625	7,573,790
UBS Group AG (Registered)	795,911	20,903,235
Zurich Insurance Group AG	80,253	38,846,173
		291,421,275
United Kingdom — 12.1%
3i Group plc	1,698,545	60,684,684
AstraZeneca plc	775,439	117,284,336
Barclays plc	15,830,866	39,914,283
Berkeley Group Holdings plc	509,337	29,911,141
British American Tobacco plc	617,583	18,129,938
Centrica plc	20,181,033	32,214,437
DCC plc	150,459	10,274,947
Diageo plc	1,123,882	38,841,000
HSBC Holdings plc	5,820,859	50,454,934
InterContinental Hotels Group plc	388,986	37,939,366
Intertek Group plc	71,943	4,427,845
Lloyds Banking Group plc	58,065,627	37,474,596
London Stock Exchange Group plc	161,755	17,831,889
National Grid plc	695,180	9,118,789
Next plc	56,547	6,342,196
Reckitt Benckiser Group plc	396,537	22,169,197
RELX plc	1,763,950	72,475,204
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
SSE plc	1,509,601	31,379,169
Standard Chartered plc	2,488,581	21,380,745
Taylor Wimpey plc	5,122,697	8,394,175
Tesco plc	8,608,058	31,781,561
Unilever plc	649,131	33,578,366
		732,002,798
United States — 11.3%
BP plc	13,397,063	86,352,606
CSL Ltd.	169,648	30,142,401
GSK plc	2,605,209	54,050,062
Nestle SA (Registered)	1,375,036	138,053,887
Roche Holding AG	380,847	91,256,357
Sanofi SA (a)	189,966	18,767,314
Schneider Electric SE	357,191	81,444,301
Shell plc	3,465,519	123,194,410
Stellantis NV (a)	2,557,078	56,579,172
		679,840,510
Total Common Stocks (Cost $4,972,123,080)		5,892,105,039
Short-Term Investments — 4.1%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (c) (d)(Cost $96,920,379)	96,887,706	96,907,084
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	134,985,002	134,998,500
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	15,285,787	15,285,787
Total Investment of Cash Collateral from Securities Loaned (Cost $150,284,887)		150,284,287
Total Short-Term Investments (Cost $247,205,266)		247,191,371
Total Investments — 101.6% (Cost $5,219,328,346)		6,139,296,410
Liabilities in Excess of Other Assets — (1.6)%		(98,837,210)
NET ASSETS — 100.0%		6,040,459,200

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $136,756,447.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Banks	11.2%
Pharmaceuticals	10.9
Insurance	5.9
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	4.4
Automobiles	3.3
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.7
Chemicals	2.6
Metals & Mining	2.6
Machinery	2.5
Beverages	2.4
Electrical Equipment	2.4
Professional Services	2.3
Capital Markets	2.3
Diversified Telecommunication Services	2.2
Industrial Conglomerates	2.0
Trading Companies & Distributors	1.8
Automobile Components	1.8
Multi-Utilities	1.8
Aerospace & Defense	1.6
Household Durables	1.5
IT Services	1.4
Electronic Equipment, Instruments & Components	1.4
Software	1.3
Personal Care Products	1.1
Health Care Equipment & Supplies	1.1
Consumer Staples Distribution & Retail	1.1
Building Products	1.0
Construction & Engineering	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	9.8
Short-Term Investments	4.0
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2024

Futures contracts outstanding as of April 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	550	06/20/2024	AUD	67,561,491	(1,816,234)

Abbreviations
AUD	Australian Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$5,892,105,039
Investments in affiliates, at value	96,907,084
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	150,284,287
Cash	466,939
Foreign currency, at value	3,769,838
Deposits at broker for futures contracts	5,450,709
Segregated cash balance with Authorized Participant for deposit securities	313,529
Receivables:
Investment securities sold	17,233
Fund shares sold	1,600,464
Dividends from non-affiliates	20,602,138
Dividends from affiliates	14,376
Tax reclaims	20,697,525
Securities lending income (See Note 2.C.)	57,523
Variation margin on futures contracts	16,398
Due from adviser	8,603
Total Assets	6,192,311,685
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	150,284,287
Collateral upon return of deposit securities	313,529
Accrued liabilities:
Investment advisory fees	689,189
Administration fees	366,106
Printing and mailing costs	21,500
Custodian and accounting fees	139,562
Other	38,312
Total Liabilities	151,852,485
Net Assets	$6,040,459,200
NET ASSETS:
Paid-in-Capital	$5,354,518,499
Total distributable earnings (loss)	685,940,701
Total Net Assets	$6,040,459,200
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	99,427,892
Net asset value, per share	$60.75
Cost of investments in non-affiliates	$4,972,123,080
Cost of investments in affiliates	96,920,379
Cost of foreign currency	3,761,930
Investment securities on loan, at value (See Note 2.C.)	136,756,447
Cost of investment of cash collateral (See Note 2.C.)	150,284,887
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2024

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$232,252
Interest income from affiliates	18,912
Dividend income from non-affiliates	93,855,659
Dividend income from affiliates	3,188,136
Income from securities lending (net) (See Note 2.C.)	190,514
Foreign taxes withheld (net)	(8,917,854)
Total investment income	88,567,619
EXPENSES:
Investment advisory fees	5,838,205
Administration fees	2,189,330
Custodian and accounting fees	309,634
Interest expense to non-affiliates	5,524
Interest expense to affiliates	1,218
Professional fees	76,513
Trustees’ and Chief Compliance Officer’s fees	20,166
Printing and mailing costs	61,527
Registration and filing fees	7,047
Other	21,900
Total expenses	8,531,064
Less fees waived	(83,058)
Less expense reimbursements	(1,518,070)
Net expenses	6,929,936
Net investment income (loss)	81,637,683
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(27,403,687)
Investments in affiliates	41,998
In-kind redemptions of investments in non-affiliates (See Note 4)	219,762,132
Futures contracts	4,978,366
Foreign currency transactions	(329,327)
Net realized gain (loss)	197,049,482
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	652,958,343
Investments in affiliates	(48,515)
Futures contracts	7,377,186
Foreign currency translations	(414,775)
Change in net unrealized appreciation/depreciation	659,872,239
Net realized/unrealized gains (losses)	856,921,721
Change in net assets resulting from operations	$938,559,404
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Research Enhanced Equity ETF
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,637,683	$151,466,238
Net realized gain (loss)	197,049,482	272,228,534
Change in net unrealized appreciation/depreciation	659,872,239	398,728,777
Change in net assets resulting from operations	938,559,404	822,423,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(167,953,253)	(129,393,763)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	183,316,010	(632,681,089)
NET ASSETS:
Change in net assets	953,922,161	60,348,697
Beginning of period	5,086,537,039	5,026,188,342
End of period	$6,040,459,200	$5,086,537,039
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$888,851,479	$626,324,597
Cost of shares redeemed	(705,535,469)	(1,259,005,686)
Total change in net assets resulting from capital transactions	$183,316,010	$(632,681,089)
SHARE TRANSACTIONS:
Issued	15,250,000	11,400,000
Redeemed	(12,100,000)	(23,750,000)
Net increase (decrease) in shares from share transactions	3,150,000	(12,350,000)
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Research Enhanced Equity ETF (g)
Six Months Ended April 30, 2024 (Unaudited)	$52.83	$0.82	$8.70	$9.52	$(1.60)
Year Ended October 31, 2023	46.27	1.54	6.33	7.87	(1.31)
Year Ended October 31, 2022	61.89	1.39	(14.54)	(13.15)	(2.47)
Year Ended October 31, 2021	46.43	1.42 (h)	15.11	16.53	(1.07)
Year Ended October 31, 2020	52.55	1.13	(5.63)	(4.50)	(1.62)
Year Ended October 31, 2019	49.24	1.65	3.37	5.02	(1.71)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on June 10, 2022. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan International Research Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Market price returns are calculated using the official closing price of the JPMorgan International Research Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan International Research Enhanced
Equity ETF's NAV is calculated. Prior to the JPMorgan International Research Enhanced Equity ETF's listing on June 13, 2022, the NAV performance of the Class R6
Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced
Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the
Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2018 up through the reorganization.

(h)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have remained the same and the net investment income (loss) ratio would have been 2.44%.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (d)

$60.75	$60.85	18.19%	17.98%	$6,040,459,200	0.24%	2.79%	0.29%	11%
52.83	53.01	17.17	17.54	5,086,537,039	0.24	2.82	0.29	16
46.27	46.28	(22.04)	(22.03)	5,026,188,342	0.24	2.66	0.30	16
61.89	61.89	35.93	35.93	4,562,266,369	0.25	2.46 (h)	0.31	20
46.43	46.43	(8.96)	(8.96)	4,337,775,495	0.24	2.35	0.30	52
52.55	52.55	10.78	10.78	4,435,538,473	0.25	3.37	0.31	22
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Research Enhanced Equity ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
As of the close of business on June 10, 2022 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust, JPMorgan International Research Enhanced Equity Fund (a mutual fund) (the “Acquired Fund” or “International Research Enhanced Equity Fund”), a series of JPMorgan Trust II, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on June 30, 2025. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the six months ended April 30, 2024.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$375,320,173	$—	$375,320,173
Austria	—	12,691,881	—	12,691,881
Belgium	—	30,347,420	—	30,347,420
China	—	33,041,667	—	33,041,667
Denmark	—	220,711,623	—	220,711,623
Finland	—	47,420,262	—	47,420,262
France	—	777,084,059	—	777,084,059
Germany	—	478,645,241	—	478,645,241
Hong Kong	—	88,036,861	—	88,036,861
Ireland	—	32,056,431	—	32,056,431
Italy	—	80,047,891	—	80,047,891
Japan	—	1,372,334,973	—	1,372,334,973

April 30, 2024	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Macau	$—	$5,388,091	$—	$5,388,091
Netherlands	—	292,009,183	—	292,009,183
Singapore	8,172,173	58,623,438	—	66,795,611
South Korea	—	3,366,090	—	3,366,090
Spain	—	123,641,087	—	123,641,087
Sweden	—	149,901,912	—	149,901,912
Switzerland	—	291,421,275	—	291,421,275
United Kingdom	—	732,002,798	—	732,002,798
United States	—	679,840,510	—	679,840,510
Total Common Stocks	8,172,173	5,883,932,866	—	5,892,105,039
Short-Term Investments
Investment Companies	96,907,084	—	—	96,907,084
Investment of Cash Collateral from Securities Loaned	150,284,287	—	—	150,284,287
Total Short-Term Investments	247,191,371	—	—	247,191,371
Total Investments in Securities	$255,363,544	$5,883,932,866	$—	$6,139,296,410
Depreciation in Other Financial Instruments
Futures Contracts	$(1,816,234)	$—	$—	$(1,816,234)
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower

18	J.P. Morgan Exchange-Traded Funds	April 30, 2024

for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of April 30, 2024.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$136,756,447	$(136,756,447)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2024, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund. The amount of this waiver was $1,379
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$182,533,672	$410,001,528	$495,622,199	$41,998	$(47,915)	$96,907,084	96,887,706	$3,188,136	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	12,000,000	222,500,000	99,506,799	5,899 *	(600)	134,998,500	134,985,002	505,885 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,828,971	82,301,392	68,844,576	—	—	15,285,787	15,285,787	87,512 *	—
Total	$196,362,643	$714,802,920	$663,973,574	$47,897	$(48,515)	$247,191,371		$3,781,533	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2024	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price and foreign exchange risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended April 30, 2024:

Futures Contracts:
Average Notional Balance Long	$102,542,511
Ending Notional Balance Long	67,561,491
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2024

H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2024, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Distribution Fees— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

April 30, 2024	J.P. Morgan Exchange-Traded Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended April 30, 2024 and the contractual expense limitation is in place until at least June 30, 2025.
For the six months ended April 30, 2024, the service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$1,517,690
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2024 was $83,058.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2024, the amount of this reimbursement was $380.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$620,605,428	$615,402,468
For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$852,859,967	$676,215,840
During the six months ended April 30, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2024

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,219,328,346	$1,129,741,970	$211,590,140	$918,151,830
At October 31, 2023, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$66,324,084	$354,799,332
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it is not eligible to draw on the Credit Facility, and will not incur costs associated with being a part of the Credit Facility, until on or about May 28, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which

April 30, 2024	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility has been amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2024.
Effective May 31, 2024, the Fund is no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2024, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
18.2%	39.8%
Significant shareholder transactions by the Adviser may impact the Fund's performance and liquidity.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2024, the Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
France	13.0%
Japan	22.9
United Kingdom	12.2
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2024

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, including investment advisory fees, administration fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the
Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Research Enhanced Equity ETF
Actual	$1,000.00	$1,181.90	$1.30	0.24%
Hypothetical	1,000.00	1,023.67	1.21	0.24

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

April 30, 2024	J.P. Morgan Exchange-Traded Funds	25

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan International Research Enhanced Equity ETF (the “Fund”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review of the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of the Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Adminis trator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review the Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for the Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether the Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2024

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-CONV-ETF-424

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant`s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 2, 2024